UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number   811-03114

Fidelity Select Portfolios

 (Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts 02210

 (Address of principal executive offices)       (Zip code)

Nicole Macarchuk, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	February 28

Date of reporting period:	February 28, 2026

Item 1.

Reports to Stockholders

ANNUAL SHAREHOLDER REPORT | AS OF FEBRUARY 28, 2026
Wireless Portfolio Wireless Portfolio : FWRLX

This annual shareholder report contains information about Wireless Portfolio for the period March 1, 2025 to February 28, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Wireless Portfolio	$ 75	0.71%
What affected the Fund's performance this period?

•U.S. stocks achieved a strong gain for the 12 months ending February 28, 2026, reflecting a historically fast rebound that began in early April, bolstered by strong corporate fundamentals, a resilient economy and, beginning in September, the Federal Reserve's first interest-rate reductions since December 2024.
•Against this backdrop, security selection was the primary detractor from the fund's performance versus the Fidelity Wireless Index for the fiscal year, especially within communications equipment. Picks and an underweight in alternative carriers also hampered the fund's result. Also detracting from our result were stock picks in wireless telecommunication services.
•The largest individual relative detractor was our underweight stake in AST SpaceMobile (+192%). This was a position we established this period. The company was one of the fund's largest holdings at period end. A second notable relative detractor was our underweight position in Viasat (+424%). Another notable relative detractor was our lighter-than-index stake in Vistance Networks (+177%). This was an investment we established this period.
•In contrast, the primary contributor to performance versus the industry index was security selection in technology hardware, storage & peripherals. Security selection in interactive media & services also boosted the fund's relative performance. Also contributing to our result was an underweight in systems software.
•The fund's stake in Samsung Electronics gained 85% and was the top individual relative contributor. The stock was not held at period end. A stake in Sandisk gained 142% and was the second-largest relative contributor. This was a stake we established this period. A stake in Quebecor gained 73% and notably helped. Quebecor was not held at period end. All these contributors were non-index positions.
•Notable changes in positioning include higher allocations to the communications equipment and alternative carriers industries.
How did the Fund perform over the past 10 years?

CUMULATIVE PERFORMANCE
February 29, 2016 through February 28, 2026.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	10 Year
Wireless Portfolio	12.38%	7.22%	13.21%
Fidelity Wireless Index℠	20.65%	8.17%	11.13%
S&P 500® Index	16.99%	14.19%	15.50%

Visit www.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of February 28, 2026)

KEY FACTS
Fund Size	$306,527,175
Number of Holdings	52
Total Advisory Fee	$2,013,947
Portfolio Turnover	58%
What did the Fund invest in?
(as of February 28, 2026)

TOP INDUSTRIES (% of Fund's net assets)
Diversified Telecommunication Services	26.7
Technology Hardware, Storage & Peripherals	15.8
Semiconductors & Semiconductor Equipment	15.5
Communications Equipment	15.4
Wireless Telecommunication Services	14.7
Specialized REITs	6.9
Software	2.2
Media	1.1
Interactive Media & Services	0.9

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 99.2
Short-Term Investments and Net Other Assets (Liabilities) - 0.8

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 78.2
Canada - 5.4
Finland - 3.8
United Kingdom - 2.7
Sweden - 2.3
Singapore - 1.8
Mexico - 1.7
Taiwan - 1.5
Brazil - 1.0
Others - 1.6

TOP HOLDINGS (% of Fund's net assets)
Apple Inc	15.1
T-Mobile US Inc	7.4
AT&T Inc	7.4
Motorola Solutions Inc	6.2
QUALCOMM Inc	5.8
Verizon Communications Inc	5.7
Marvell Technology Inc	4.8
Nokia Oyj ADR	3.8
American Tower Corp	3.7
AST SpaceMobile Inc Class A	2.7
62.6
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9912759.101    963-TSRA-0426

ANNUAL SHAREHOLDER REPORT | AS OF FEBRUARY 28, 2026	This report describes changes to the Fund that occurred during the reporting period.
Utilities Portfolio Utilities Portfolio : FSUTX

This annual shareholder report contains information about Utilities Portfolio for the period March 1, 2025 to February 28, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Utilities Portfolio	$ 71	0.63%
What affected the Fund's performance this period?

•U.S. stocks achieved a strong gain for the 12 months ending February 28, 2026, reflecting a historically fast rebound that began in early April, bolstered by strong corporate fundamentals, a resilient economy and, beginning in September, the Federal Reserve's first interest-rate reductions since December 2024.
•Against this backdrop, security selection was the primary contributor to the fund's performance versus the MSCI U.S. IMI Utilities 25/50 Index for the fiscal year, led by heavy electrical equipment. Stock selection in multi-utilities and coal & consumable fuels also boosted the fund's relative performance.
•The top individual relative contributor was our stake in GE Vernova (+150%). A stake in Cameco gained roughly 136% and was a second notable relative contributor. This was a stake we established this period. Another notable relative contributor was our stake in Quanta Services (+71%). This was a stake we established this period. All these contributors were non-index positions.
•In contrast, the primary detractor from performance versus the sector index was stock picking in electric utilities. Stock picks and an overweight in independent power producers & energy traders also hampered the fund's result. Also hurting our result were stock picks in environmental & facilities services.
•The biggest individual relative detractor was the fund's positioning in NRG Energy (+19%). This period we increased our stake in NRG Energy to an overweight at period end. The company was among our largest holdings at period end. The second-largest relative detractor was an overweight in Constellation Energy (+30%). This period we increased our stake in Constellation Energy. The stock was one of the fund's largest holdings. Another notable relative detractor was an underweight in AES (+58%). This period we decreased our investment in AES.
•Notable changes in positioning include decreased exposure to multi-utilities.
How did the Fund perform over the past 10 years?

CUMULATIVE PERFORMANCE
February 29, 2016 through February 28, 2026.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	10 Year
Utilities Portfolio	24.32%	16.36%	13.27%
MSCI U.S. IMI Utilities 25-50 Index	23.61%	13.49%	10.99%
S&P 500® Index	16.99%	14.19%	15.50%

Visit www.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of February 28, 2026)

KEY FACTS
Fund Size	$4,088,784,869
Number of Holdings	34
Total Advisory Fee	$16,858,023
Portfolio Turnover	76%
What did the Fund invest in?
(as of February 28, 2026)

TOP INDUSTRIES (% of Fund's net assets)
Electric Utilities	68.4
Multi-Utilities	16.1
Independent Power and Renewable Electricity Producers	7.0
Electrical Equipment	3.0
Construction & Engineering	1.8
Media	1.0
Gas Utilities	0.8
Machinery	0.4
Oil, Gas & Consumable Fuels	0.1

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 98.6
Short-Term Investments and Net Other Assets (Liabilities) - 1.4

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 99.2
Germany - 0.7
Canada - 0.1

TOP HOLDINGS (% of Fund's net assets)
NextEra Energy Inc	13.6
Constellation Energy Corp	8.3
NRG Energy Inc	7.3
Duke Energy Corp	6.6
Sempra	5.9
Vistra Corp	5.5
Entergy Corp	4.9
Exelon Corp	4.7
Xcel Energy Inc	4.5
American Electric Power Co Inc	3.8
65.1
How has the Fund changed?

This is a summary of certain changes to the Fund since March 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 29, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-8544  or by sending an e-mail to fidfunddocuments@fidelity.com.

Fidelity Advisor® Utilities Fund merged into Utilities Portfolio on October 17, 2025.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9912700.101    65-TSRA-0426

ANNUAL SHAREHOLDER REPORT | AS OF FEBRUARY 28, 2026
Transportation Portfolio Transportation Portfolio : FSRFX

This annual shareholder report contains information about Transportation Portfolio for the period March 1, 2025 to February 28, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Transportation Portfolio	$ 75	0.68%
What affected the Fund's performance this period?

•U.S. stocks achieved a strong gain for the 12 months ending February 28, 2026, reflecting a historically fast rebound that began in early April, bolstered by strong corporate fundamentals, a resilient economy and, beginning in September, the Federal Reserve's first interest-rate reductions since December 2024.
•Against this backdrop, market selection was the primary contributor to the fund's performance versus the MSCI US IMI Transportation 25/50 Linked Index for the fiscal year, led by an underweight in passenger ground transportation. An underweight in cargo ground transportation also boosted relative performance. Also contributing to our result was stock selection in air freight & logistics.
•The top individual relative contributor was an underweight in Uber Technologies (-1%). The stock was the fund's biggest holding. A second notable relative contributor was our non-index stake in Copa Holdings (+61%). This period we decreased our position in Copa Holdings. An overweight in XPO (+86%) also helped. This was a position we established this period. The company was one of the fund's largest holdings at period end.
•In contrast, the primary detractor from performance versus the industry index was stock picking in hotels, resorts & cruise lines. Stock picking and an underweight in marine transportation also hampered the fund's result. Also detracting from our result was an underweight in air freight & logistics.
•The biggest individual relative detractor was an overweight in Alaska Air (-28%). The second-largest relative detractor was an underweight in JB Hunt Transport Services (+46%), which was not held at period end. Another notable relative detractor was our stake in Sun Country Airlines Holdings (+25%). This period we decreased our investment in Sun Country Airlines Holdings.
•Notable changes in positioning include increased exposure to the cargo ground transportation industry and a lower allocation to rail transportation.
How did the Fund perform over the past 10 years?

CUMULATIVE PERFORMANCE
February 29, 2016 through February 28, 2026.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	10 Year
Transportation Portfolio	19.08%	11.80%	12.59%
MSCI U.S. IMI Transportation 25-50 Index	16.95%	7.31%	11.47%
S&P 500® Index	16.99%	14.19%	15.50%

Visit www.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of February 28, 2026)

KEY FACTS
Fund Size	$516,683,416
Number of Holdings	40
Total Advisory Fee	$3,145,513
Portfolio Turnover	40%
What did the Fund invest in?
(as of February 28, 2026)

TOP INDUSTRIES (% of Fund's net assets)
Ground Transportation	50.1
Air Freight & Logistics	19.5
Passenger Airlines	19.4
Marine Transportation	1.5
Software	1.2
Broadline Retail	1.1
Aerospace & Defense	0.8
Machinery	0.5
Hotels, Restaurants & Leisure	0.4
Financial Services	0.4

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 94.9
Short-Term Investments and Net Other Assets (Liabilities) - 5.1

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 97.2
Canada - 1.9
Panama - 0.9

TOP HOLDINGS (% of Fund's net assets)
Uber Technologies Inc	12.2
Union Pacific Corp	10.4
United Parcel Service Inc Class B	8.5
Delta Air Lines Inc	7.1
Old Dominion Freight Line Inc	6.0
FedEx Corp	5.7
CSX Corp	4.9
United Airlines Holdings Inc	4.6
XPO Inc	4.5
CH Robinson Worldwide Inc	3.7
67.6
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9912753.101    512-TSRA-0426

ANNUAL SHAREHOLDER REPORT | AS OF FEBRUARY 28, 2026
Telecommunications Portfolio Telecommunications Portfolio : FSTCX

This annual shareholder report contains information about Telecommunications Portfolio for the period March 1, 2025 to February 28, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Telecommunications Portfolio	$ 80	0.74%
What affected the Fund's performance this period?

•U.S. stocks achieved a strong gain for the 12 months ending February 28, 2026, reflecting a historically fast rebound that began in early April, bolstered by strong corporate fundamentals, a resilient economy and, beginning in September, the Federal Reserve's first interest-rate reductions since December 2024.
•Against this backdrop, security selection and market selection detracted from the fund's performance versus the MSCI IMI TelcomSvc 25/50 (IG) Index for the fiscal year, led by alternative carriers. Stock picking in cable & satellite also hampered the fund's relative result. Also hurting our result were picks and an underweight in integrated telecommunication services.
•The biggest individual relative detractor was our underweight stake in AST SpaceMobile (+191%). Despite the underweight, the company was among our largest holdings. A second notable relative detractor was our lighter-than-index stake in Globalstar (+185%). The stock was one of our largest holdings. Another notable relative detractor was our non-index stake in Charter Communications (-45%). The stock was not held at period end.
•In contrast, the primary contributor to performance versus the industry index was stock picking in wireless telecommunication services. Stock picking in construction & engineering also boosted the fund's relative performance.
•The top individual relative contributor was an underweight in Spok Holdings (-22%). This was an investment we established this period. A second notable relative contributor was an underweight in Cogent Communications Holdings (-73%). The company was among the fund's 20-biggest holdings this period. A non-index stake in EchoStar gained 46% and notably helped. This was a stake we established this period.
How did the Fund perform over the past 10 years?

CUMULATIVE PERFORMANCE
February 29, 2016 through February 28, 2026.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	10 Year
Telecommunications Portfolio	15.85%	5.90%	7.78%
MSCI U.S. IM Telecommunication Services 25-50 Index	23.56%	8.66%	6.76%
S&P 500® Index	16.99%	14.19%	15.50%

Visit www.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of February 28, 2026)

KEY FACTS
Fund Size	$231,685,701
Number of Holdings	26
Total Advisory Fee	$1,601,151
Portfolio Turnover	65%
What did the Fund invest in?
(as of February 28, 2026)

TOP INDUSTRIES (% of Fund's net assets)
Diversified Telecommunication Services	84.6
Wireless Telecommunication Services	10.3
Media	1.1

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 96.0
Short-Term Investments and Net Other Assets (Liabilities) - 4.0

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 93.2
Puerto Rico - 4.1
Belgium - 2.7

TOP HOLDINGS (% of Fund's net assets)
Verizon Communications Inc	24.2
AT&T Inc	23.2
T-Mobile US Inc	4.9
Globalstar Inc	4.8
AST SpaceMobile Inc Class A	4.8
Lumen Technologies Inc	4.4
Iridium Communications Inc	4.1
Telephone and Data Systems Inc	3.9
Liberty Latin America Ltd Class C	3.1
Uniti Group Inc	2.7
80.1
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9912716.101    96-TSRA-0426

ANNUAL SHAREHOLDER REPORT | AS OF FEBRUARY 28, 2026
Telecommunications Portfolio Fidelity Advisor® Telecommunications Fund Class Z : FIJGX

This annual shareholder report contains information about Telecommunications Portfolio for the period March 1, 2025 to February 28, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$ 69	0.64%
What affected the Fund's performance this period?

•U.S. stocks achieved a strong gain for the 12 months ending February 28, 2026, reflecting a historically fast rebound that began in early April, bolstered by strong corporate fundamentals, a resilient economy and, beginning in September, the Federal Reserve's first interest-rate reductions since December 2024.
•Against this backdrop, security selection and market selection detracted from the fund's performance versus the MSCI IMI TelcomSvc 25/50 (IG) Index for the fiscal year, led by alternative carriers. Stock picking in cable & satellite also hampered the fund's relative result. Also hurting our result were picks and an underweight in integrated telecommunication services.
•The biggest individual relative detractor was our underweight stake in AST SpaceMobile (+191%). Despite the underweight, the company was among our largest holdings. A second notable relative detractor was our lighter-than-index stake in Globalstar (+185%). The stock was one of our largest holdings. Another notable relative detractor was our non-index stake in Charter Communications (-45%). The stock was not held at period end.
•In contrast, the primary contributor to performance versus the industry index was stock picking in wireless telecommunication services. Stock picking in construction & engineering also boosted the fund's relative performance.
•The top individual relative contributor was an underweight in Spok Holdings (-22%). This was an investment we established this period. A second notable relative contributor was an underweight in Cogent Communications Holdings (-73%). The company was among the fund's 20-biggest holdings this period. A non-index stake in EchoStar gained 46% and notably helped. This was a stake we established this period.
How did the Fund perform over the life of Fund?

CUMULATIVE PERFORMANCE
October 2, 2018 through February 28, 2026.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	Life of Fund A
Class Z	15.97%	6.05%	7.25%
MSCI U.S. IM Telecommunication Services 25-50 Index	23.56%	8.66%	7.09%
S&P 500® Index	16.99%	14.19%	14.05%
A   From October 2, 2018

Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of February 28, 2026)

KEY FACTS
Fund Size	$231,685,701
Number of Holdings	26
Total Advisory Fee	$1,601,151
Portfolio Turnover	65%
What did the Fund invest in?
(as of February 28, 2026)

TOP INDUSTRIES (% of Fund's net assets)
Diversified Telecommunication Services	84.6
Wireless Telecommunication Services	10.3
Media	1.1

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 96.0
Short-Term Investments and Net Other Assets (Liabilities) - 4.0

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 93.2
Puerto Rico - 4.1
Belgium - 2.7

TOP HOLDINGS (% of Fund's net assets)
Verizon Communications Inc	24.2
AT&T Inc	23.2
T-Mobile US Inc	4.9
Globalstar Inc	4.8
AST SpaceMobile Inc Class A	4.8
Lumen Technologies Inc	4.4
Iridium Communications Inc	4.1
Telephone and Data Systems Inc	3.9
Liberty Latin America Ltd Class C	3.1
Uniti Group Inc	2.7
80.1
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9912715.101    3237-TSRA-0426

ANNUAL SHAREHOLDER REPORT | AS OF FEBRUARY 28, 2026
Telecommunications Portfolio Fidelity Advisor® Telecommunications Fund Class M : FTUTX

This annual shareholder report contains information about Telecommunications Portfolio for the period March 1, 2025 to February 28, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M	$ 139	1.29%
What affected the Fund's performance this period?

•U.S. stocks achieved a strong gain for the 12 months ending February 28, 2026, reflecting a historically fast rebound that began in early April, bolstered by strong corporate fundamentals, a resilient economy and, beginning in September, the Federal Reserve's first interest-rate reductions since December 2024.
•Against this backdrop, security selection and market selection detracted from the fund's performance versus the MSCI IMI TelcomSvc 25/50 (IG) Index for the fiscal year, led by alternative carriers. Stock picking in cable & satellite also hampered the fund's relative result. Also hurting our result were picks and an underweight in integrated telecommunication services.
•The biggest individual relative detractor was our underweight stake in AST SpaceMobile (+191%). Despite the underweight, the company was among our largest holdings. A second notable relative detractor was our lighter-than-index stake in Globalstar (+185%). The stock was one of our largest holdings. Another notable relative detractor was our non-index stake in Charter Communications (-45%). The stock was not held at period end.
•In contrast, the primary contributor to performance versus the industry index was stock picking in wireless telecommunication services. Stock picking in construction & engineering also boosted the fund's relative performance.
•The top individual relative contributor was an underweight in Spok Holdings (-22%). This was an investment we established this period. A second notable relative contributor was an underweight in Cogent Communications Holdings (-73%). The company was among the fund's 20-biggest holdings this period. A non-index stake in EchoStar gained 46% and notably helped. This was a stake we established this period.
How did the Fund perform over the past 10 years?

CUMULATIVE PERFORMANCE
February 29, 2016 through February 28, 2026.
Initial investment of $10,000 and the current sales charge was paid.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	10 Year
Class M (incl. 3.50% sales charge)	11.18%	4.57%	6.75%
Class M (without 3.50% sales charge)	15.21%	5.32%	7.13%
MSCI U.S. IM Telecommunication Services 25-50 Index	23.56%	8.66%	6.76%
S&P 500® Index	16.99%	14.19%	15.50%

Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of February 28, 2026)

KEY FACTS
Fund Size	$231,685,701
Number of Holdings	26
Total Advisory Fee	$1,601,151
Portfolio Turnover	65%
What did the Fund invest in?
(as of February 28, 2026)

TOP INDUSTRIES (% of Fund's net assets)
Diversified Telecommunication Services	84.6
Wireless Telecommunication Services	10.3
Media	1.1

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 96.0
Short-Term Investments and Net Other Assets (Liabilities) - 4.0

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 93.2
Puerto Rico - 4.1
Belgium - 2.7

TOP HOLDINGS (% of Fund's net assets)
Verizon Communications Inc	24.2
AT&T Inc	23.2
T-Mobile US Inc	4.9
Globalstar Inc	4.8
AST SpaceMobile Inc Class A	4.8
Lumen Technologies Inc	4.4
Iridium Communications Inc	4.1
Telephone and Data Systems Inc	3.9
Liberty Latin America Ltd Class C	3.1
Uniti Group Inc	2.7
80.1
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9912713.101    1797-TSRA-0426

ANNUAL SHAREHOLDER REPORT | AS OF FEBRUARY 28, 2026
Telecommunications Portfolio Fidelity Advisor® Telecommunications Fund Class I : FTUIX

This annual shareholder report contains information about Telecommunications Portfolio for the period March 1, 2025 to February 28, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$ 80	0.74%
What affected the Fund's performance this period?

•U.S. stocks achieved a strong gain for the 12 months ending February 28, 2026, reflecting a historically fast rebound that began in early April, bolstered by strong corporate fundamentals, a resilient economy and, beginning in September, the Federal Reserve's first interest-rate reductions since December 2024.
•Against this backdrop, security selection and market selection detracted from the fund's performance versus the MSCI IMI TelcomSvc 25/50 (IG) Index for the fiscal year, led by alternative carriers. Stock picking in cable & satellite also hampered the fund's relative result. Also hurting our result were picks and an underweight in integrated telecommunication services.
•The biggest individual relative detractor was our underweight stake in AST SpaceMobile (+191%). Despite the underweight, the company was among our largest holdings. A second notable relative detractor was our lighter-than-index stake in Globalstar (+185%). The stock was one of our largest holdings. Another notable relative detractor was our non-index stake in Charter Communications (-45%). The stock was not held at period end.
•In contrast, the primary contributor to performance versus the industry index was stock picking in wireless telecommunication services. Stock picking in construction & engineering also boosted the fund's relative performance.
•The top individual relative contributor was an underweight in Spok Holdings (-22%). This was an investment we established this period. A second notable relative contributor was an underweight in Cogent Communications Holdings (-73%). The company was among the fund's 20-biggest holdings this period. A non-index stake in EchoStar gained 46% and notably helped. This was a stake we established this period.
How did the Fund perform over the past 10 years?

CUMULATIVE PERFORMANCE
February 29, 2016 through February 28, 2026.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	10 Year
Class I	15.84%	5.93%	7.78%
MSCI U.S. IM Telecommunication Services 25-50 Index	23.56%	8.66%	6.76%
S&P 500® Index	16.99%	14.19%	15.50%

Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of February 28, 2026)

KEY FACTS
Fund Size	$231,685,701
Number of Holdings	26
Total Advisory Fee	$1,601,151
Portfolio Turnover	65%
What did the Fund invest in?
(as of February 28, 2026)

TOP INDUSTRIES (% of Fund's net assets)
Diversified Telecommunication Services	84.6
Wireless Telecommunication Services	10.3
Media	1.1

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 96.0
Short-Term Investments and Net Other Assets (Liabilities) - 4.0

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 93.2
Puerto Rico - 4.1
Belgium - 2.7

TOP HOLDINGS (% of Fund's net assets)
Verizon Communications Inc	24.2
AT&T Inc	23.2
T-Mobile US Inc	4.9
Globalstar Inc	4.8
AST SpaceMobile Inc Class A	4.8
Lumen Technologies Inc	4.4
Iridium Communications Inc	4.1
Telephone and Data Systems Inc	3.9
Liberty Latin America Ltd Class C	3.1
Uniti Group Inc	2.7
80.1
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9912714.101    1798-TSRA-0426

ANNUAL SHAREHOLDER REPORT | AS OF FEBRUARY 28, 2026
Telecommunications Portfolio Fidelity Advisor® Telecommunications Fund Class C : FTUCX

This annual shareholder report contains information about Telecommunications Portfolio for the period March 1, 2025 to February 28, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 192	1.79%
What affected the Fund's performance this period?

•U.S. stocks achieved a strong gain for the 12 months ending February 28, 2026, reflecting a historically fast rebound that began in early April, bolstered by strong corporate fundamentals, a resilient economy and, beginning in September, the Federal Reserve's first interest-rate reductions since December 2024.
•Against this backdrop, security selection and market selection detracted from the fund's performance versus the MSCI IMI TelcomSvc 25/50 (IG) Index for the fiscal year, led by alternative carriers. Stock picking in cable & satellite also hampered the fund's relative result. Also hurting our result were picks and an underweight in integrated telecommunication services.
•The biggest individual relative detractor was our underweight stake in AST SpaceMobile (+191%). Despite the underweight, the company was among our largest holdings. A second notable relative detractor was our lighter-than-index stake in Globalstar (+185%). The stock was one of our largest holdings. Another notable relative detractor was our non-index stake in Charter Communications (-45%). The stock was not held at period end.
•In contrast, the primary contributor to performance versus the industry index was stock picking in wireless telecommunication services. Stock picking in construction & engineering also boosted the fund's relative performance.
•The top individual relative contributor was an underweight in Spok Holdings (-22%). This was an investment we established this period. A second notable relative contributor was an underweight in Cogent Communications Holdings (-73%). The company was among the fund's 20-biggest holdings this period. A non-index stake in EchoStar gained 46% and notably helped. This was a stake we established this period.
How did the Fund perform over the past 10 years?

CUMULATIVE PERFORMANCE
February 29, 2016 through February 28, 2026.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	10 Year
Class C (incl. contingent deferred sales charge)	13.65%	4.80%	6.81%
Class C	14.65%	4.80%	6.81%
MSCI U.S. IM Telecommunication Services 25-50 Index	23.56%	8.66%	6.76%
S&P 500® Index	16.99%	14.19%	15.50%

Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of February 28, 2026)

KEY FACTS
Fund Size	$231,685,701
Number of Holdings	26
Total Advisory Fee	$1,601,151
Portfolio Turnover	65%
What did the Fund invest in?
(as of February 28, 2026)

TOP INDUSTRIES (% of Fund's net assets)
Diversified Telecommunication Services	84.6
Wireless Telecommunication Services	10.3
Media	1.1

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 96.0
Short-Term Investments and Net Other Assets (Liabilities) - 4.0

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 93.2
Puerto Rico - 4.1
Belgium - 2.7

TOP HOLDINGS (% of Fund's net assets)
Verizon Communications Inc	24.2
AT&T Inc	23.2
T-Mobile US Inc	4.9
Globalstar Inc	4.8
AST SpaceMobile Inc Class A	4.8
Lumen Technologies Inc	4.4
Iridium Communications Inc	4.1
Telephone and Data Systems Inc	3.9
Liberty Latin America Ltd Class C	3.1
Uniti Group Inc	2.7
80.1
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9912712.101    1796-TSRA-0426

ANNUAL SHAREHOLDER REPORT | AS OF FEBRUARY 28, 2026
Telecommunications Portfolio Fidelity Advisor® Telecommunications Fund Class A : FTUAX

This annual shareholder report contains information about Telecommunications Portfolio for the period March 1, 2025 to February 28, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 112	1.04%
What affected the Fund's performance this period?

•U.S. stocks achieved a strong gain for the 12 months ending February 28, 2026, reflecting a historically fast rebound that began in early April, bolstered by strong corporate fundamentals, a resilient economy and, beginning in September, the Federal Reserve's first interest-rate reductions since December 2024.
•Against this backdrop, security selection and market selection detracted from the fund's performance versus the MSCI IMI TelcomSvc 25/50 (IG) Index for the fiscal year, led by alternative carriers. Stock picking in cable & satellite also hampered the fund's relative result. Also hurting our result were picks and an underweight in integrated telecommunication services.
•The biggest individual relative detractor was our underweight stake in AST SpaceMobile (+191%). Despite the underweight, the company was among our largest holdings. A second notable relative detractor was our lighter-than-index stake in Globalstar (+185%). The stock was one of our largest holdings. Another notable relative detractor was our non-index stake in Charter Communications (-45%). The stock was not held at period end.
•In contrast, the primary contributor to performance versus the industry index was stock picking in wireless telecommunication services. Stock picking in construction & engineering also boosted the fund's relative performance.
•The top individual relative contributor was an underweight in Spok Holdings (-22%). This was an investment we established this period. A second notable relative contributor was an underweight in Cogent Communications Holdings (-73%). The company was among the fund's 20-biggest holdings this period. A non-index stake in EchoStar gained 46% and notably helped. This was a stake we established this period.
How did the Fund perform over the past 10 years?

CUMULATIVE PERFORMANCE
February 29, 2016 through February 28, 2026.
Initial investment of $10,000 and the current sales charge was paid.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	10 Year
Class A (incl. 5.75% sales charge)	8.87%	4.35%	6.81%
Class A (without 5.75% sales charge)	15.51%	5.59%	7.44%
MSCI U.S. IM Telecommunication Services 25-50 Index	23.56%	8.66%	6.76%
S&P 500® Index	16.99%	14.19%	15.50%

Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of February 28, 2026)

KEY FACTS
Fund Size	$231,685,701
Number of Holdings	26
Total Advisory Fee	$1,601,151
Portfolio Turnover	65%
What did the Fund invest in?
(as of February 28, 2026)

TOP INDUSTRIES (% of Fund's net assets)
Diversified Telecommunication Services	84.6
Wireless Telecommunication Services	10.3
Media	1.1

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 96.0
Short-Term Investments and Net Other Assets (Liabilities) - 4.0

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 93.2
Puerto Rico - 4.1
Belgium - 2.7

TOP HOLDINGS (% of Fund's net assets)
Verizon Communications Inc	24.2
AT&T Inc	23.2
T-Mobile US Inc	4.9
Globalstar Inc	4.8
AST SpaceMobile Inc Class A	4.8
Lumen Technologies Inc	4.4
Iridium Communications Inc	4.1
Telephone and Data Systems Inc	3.9
Liberty Latin America Ltd Class C	3.1
Uniti Group Inc	2.7
80.1
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9912711.101    1794-TSRA-0426

ANNUAL SHAREHOLDER REPORT | AS OF FEBRUARY 28, 2026	This report describes changes to the Fund that occurred during the reporting period.
Technology Portfolio Technology Portfolio : FSPTX

This annual shareholder report contains information about Technology Portfolio for the period March 1, 2025 to February 28, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Technology Portfolio	$ 69	0.60%
What affected the Fund's performance this period?

•U.S. stocks achieved a strong gain for the 12 months ending February 28, 2026, reflecting a historically fast rebound that began in early April, bolstered by strong corporate fundamentals, a resilient economy and, beginning in September, the Federal Reserve's first interest-rate reductions since December 2024.
•Against this backdrop, market selection was the primary contributor to the fund's performance versus the MSCI US IMI Information Technology 25/50 Index for the fiscal year. However, security selection in technology hardware, storage & peripherals stood out for its contribution. A large overweight in semiconductors also boosted relative performance. Also contributing to our result were stock picks and an underweight in application software.
•The top individual relative contributor was an overweight in Western Digital (+470%). The company was among our biggest holdings at period end. A second notable relative contributor was an overweight in Micron Technology (+340%). The company was one of the fund's biggest holdings. Another notable relative contributor was an overweight in Sandisk (+1259%). This period we decreased our investment in Sandisk.
•In contrast, the biggest detractor from performance versus the sector index was stock selection in semiconductors. An underweight in semiconductor materials & equipment also hampered the fund's result. Also hurting our result were picks in communications equipment.
•The biggest individual relative detractor was an underweight in Broadcom (+62%). This security was not held at period end. A second notable relative detractor was an overweight in HubSpot (-63%). This period we increased our investment in HubSpot. An overweight in Marvell Technology (-10%) also detracted. The company was one of our biggest holdings.
•Notable changes in positioning include decreased exposure to the systems software industry and a higher allocation to semiconductors.
How did the Fund perform over the past 10 years?

CUMULATIVE PERFORMANCE
February 29, 2016 through February 28, 2026.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	10 Year
Technology Portfolio	27.64%	14.62%	23.72%
MSCI U.S. IMI Information Technology 25-50 Index	22.14%	16.18%	22.74%
S&P 500® Index	16.99%	14.19%	15.50%

Visit www.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of February 28, 2026)

KEY FACTS
Fund Size	$27,313,203,802
Number of Holdings	124
Total Advisory Fee	$122,307,365
Portfolio Turnover	52%
What did the Fund invest in?
(as of February 28, 2026)

TOP INDUSTRIES (% of Fund's net assets)
Semiconductors & Semiconductor Equipment	49.5
Technology Hardware, Storage & Peripherals	16.9
Software	16.5
IT Services	6.5
Communications Equipment	4.0
Electronic Equipment, Instruments & Components	1.5
Broadline Retail	1.5
Entertainment	1.1
Ground Transportation	0.7
Others	0.8

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 95.7
Preferred Stocks - 3.3
Bonds - 0.0
Preferred Securities - 0.0
Short-Term Investments and Net Other Assets (Liabilities) - 1.0

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 90.2
Netherlands - 6.7
Canada - 1.8
Taiwan - 0.9
United Kingdom - 0.2
China - 0.1
India - 0.1
Estonia - 0.0
Israel - 0.0

TOP HOLDINGS (% of Fund's net assets)
NVIDIA Corp	24.6
Apple Inc	12.7
Microsoft Corp	6.7
NXP Semiconductors NV	5.2
Marvell Technology Inc	4.7
ON Semiconductor Corp	4.5
Micron Technology Inc	4.2
Cisco Systems Inc	3.9
Western Digital Corp	2.9
GlobalFoundries Inc	2.7
72.1
How has the Fund changed?

This is a summary of certain changes to the Fund since March 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 29, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-8544  or by sending an e-mail to fidfunddocuments@fidelity.com.

Fidelity Advisor® Technology Fund merged into Technology Portfolio on November 14, 2025.	Effective July 22, 2025, the fund's investment objective became a fundamental policy.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9912699.101    64-TSRA-0426

ANNUAL SHAREHOLDER REPORT | AS OF FEBRUARY 28, 2026
Tech Hardware Portfolio Tech Hardware Portfolio : FDCPX

This annual shareholder report contains information about Tech Hardware Portfolio for the period March 1, 2025 to February 28, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Tech Hardware Portfolio	$ 87	0.67%
What affected the Fund's performance this period?

•U.S. stocks achieved a strong gain for the 12 months ending February 28, 2026, reflecting a historically fast rebound that began in early April, bolstered by strong corporate fundamentals, a resilient economy and, beginning in September, the Federal Reserve's first interest-rate reductions since December 2024.
•Against this backdrop, security selection was the primary contributor to the fund's performance versus the FactSet Technology Hardware Link Index for the fiscal year, especially within technology hardware, storage & peripherals. An overweight in semiconductors also boosted the fund's relative performance. Also helping our relative result was security selection among technology distributors.
•The top individual relative contributor was an overweight in Western Digital (+470%), one of our biggest holdings. A non-index stake in SK Hynix (+454%) also helped. Another notable relative contributor was our non-index stake in Taiwan Semiconductor Manufacturing (+104%), which was among the fund's largest holdings.
•In contrast, the biggest detractor from performance versus the industry index was an underweight in technology hardware, storage & peripherals. An overweight in systems software also hampered the fund's result, as did picks in semiconductors.
•The biggest individual relative detractor was an underweight in Samsung Electronics (+312%). The company was the fund's largest holding at period end. Avoiding Seagate Technology Holdings, an index component that gained 308%, hurt as well. Another notable relative detractor was our non-index stake in Microsoft (-2%).
•Notable changes in positioning include increased exposure to the electronic equipment & instruments industry and a lower allocation to systems software firms.
How did the Fund perform over the past 10 years?

CUMULATIVE PERFORMANCE
February 29, 2016 through February 28, 2026.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	10 Year
Tech Hardware Portfolio	61.34%	18.22%	22.89%
FactSet Technology Hardware Linked Index	53.29%	17.03%	20.27%
S&P 500® Index	16.99%	14.19%	15.50%

Visit www.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of February 28, 2026)

KEY FACTS
Fund Size	$1,876,047,755
Number of Holdings	40
Total Advisory Fee	$8,151,465
Portfolio Turnover	53%
What did the Fund invest in?
(as of February 28, 2026)

TOP INDUSTRIES (% of Fund's net assets)
Technology Hardware, Storage & Peripherals	35.4
Communications Equipment	30.3
Household Durables	8.8
Semiconductors & Semiconductor Equipment	8.7
Electronic Equipment, Instruments & Components	6.9
Entertainment	3.7
Interactive Media & Services	1.7
Software	1.5
Broadline Retail	0.7
Health Care Equipment & Supplies	0.5

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 98.0
Preferred Stocks - 0.2
Short-Term Investments and Net Other Assets (Liabilities) - 1.8

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 66.8
Japan - 13.4
Korea (South) - 10.8
Taiwan - 4.7
Finland - 2.3
China - 2.0

TOP HOLDINGS (% of Fund's net assets)
Cisco Systems Inc	10.9
Western Digital Corp	9.2
Samsung Electronics Co Ltd	8.8
Arista Networks Inc	8.5
Apple Inc	7.7
Motorola Solutions Inc	4.9
Taiwan Semiconductor Manufacturing Co Ltd	4.3
Nintendo Co Ltd	3.7
Sony Group Corp	3.7
Dell Technologies Inc Class C	3.4
65.1
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9912687.101    7-TSRA-0426

ANNUAL SHAREHOLDER REPORT | AS OF FEBRUARY 28, 2026
Software and IT Services Portfolio Software and IT Services Portfolio : FSCSX

This annual shareholder report contains information about Software and IT Services Portfolio for the period March 1, 2025 to February 28, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Software and IT Services Portfolio	$ 55	0.61%
What affected the Fund's performance this period?

•U.S. stocks achieved a strong gain for the 12 months ending February 28, 2026, reflecting a historically fast rebound that began in early April, bolstered by strong corporate fundamentals, a resilient economy and, beginning in September, the Federal Reserve's first interest-rate reductions since December 2024.
•Against this backdrop, security selection was the primary detractor from the fund's performance versus the MSCI U.S. IMI Software & Services 25/50 Index for the fiscal year, especially within application software. An underweight in systems software also hampered the fund's result. Also hurting our result was stock selection in IT consulting & other services.
•The biggest individual relative detractor was an overweight in Atlassian (-74%). The company was among the fund's largest holdings this period. A second notable relative detractor was an underweight in Palantir Technologies (+62%). This was a stake we established this period. The stock was among the fund's biggest holdings at period end. An overweight in HubSpot (-63%) also hurt.
•In contrast, the primary contributor to performance versus the industry index was an overweight in internet services & infrastructure. An underweight in IT consulting & other services also boosted relative performance. Also contributing to our result were picks in broadline retail.
•The top individual relative contributor was an overweight in Twilio (0%). The company was one of our biggest holdings at period end. A second notable relative contributor was an overweight in MongoDB (+21%). This period we decreased our stake in MongoDB. Another notable relative contributor was our non-index stake in Alphabet (+81%). This period we decreased our stake in Alphabet.
•Notable changes in positioning include decreased exposure to the transaction & payment processing services and IT consulting & other services industries.
How did the Fund perform over the past 10 years?

CUMULATIVE PERFORMANCE
February 29, 2016 through February 28, 2026.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	10 Year
Software and IT Services Portfolio	-18.35%	2.02%	14.61%
MSCI U.S. IMI Software & Services 25-50 Index	-14.69%	3.55%	14.69%
S&P 500® Index	16.99%	14.19%	15.50%

Visit www.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of February 28, 2026)

KEY FACTS
Fund Size	$6,675,401,466
Number of Holdings	57
Total Advisory Fee	$58,002,385
Portfolio Turnover	62%
What did the Fund invest in?
(as of February 28, 2026)

TOP INDUSTRIES (% of Fund's net assets)
Software	80.1
IT Services	14.6
Broadline Retail	2.6
Interactive Media & Services	1.7
Financial Services	0.6

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 99.3
Preferred Stocks - 0.3
Short-Term Investments and Net Other Assets (Liabilities) - 0.4

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 98.7
Canada - 1.3
Germany - 0.0

TOP HOLDINGS (% of Fund's net assets)
Microsoft Corp	24.8
Salesforce Inc	5.0
Oracle Corp	4.0
Palantir Technologies Inc Class A	4.0
Intuit Inc	3.7
Datadog Inc Class A	3.4
Synopsys Inc	3.1
Autodesk Inc	3.1
Snowflake Inc	3.1
Palo Alto Networks Inc	3.0
57.2
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9912695.101    28-TSRA-0426

ANNUAL SHAREHOLDER REPORT | AS OF FEBRUARY 28, 2026
Semiconductors Portfolio Semiconductors Portfolio : FSELX

This annual shareholder report contains information about Semiconductors Portfolio for the period March 1, 2025 to February 28, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Semiconductors Portfolio	$ 81	0.60%
What affected the Fund's performance this period?

•U.S. stocks achieved a strong gain for the 12 months ending February 28, 2026, reflecting a historically fast rebound that began in early April, bolstered by strong corporate fundamentals, a resilient economy and, beginning in September, the Federal Reserve's first interest-rate reductions since December 2024.
•Against this backdrop, underweighting the semiconductor materials & equipment segment was the primary detractor from the fund's performance versus the MSCI US IMI Semiconductors & Semiconductor Equipment 25/50 Index for the fiscal year. An overweight in semiconductors also hampered the fund's result. Lastly, the fund's position in cash detracted.
•The largest individual relative detractor was an overweight in Marvell Technology (-10%). The stock was among our largest holdings. The second-largest relative detractor was an overweight in NXP Semiconductors (+7%). The stock was among the fund's biggest holdings. Not owning Applied Materials, an index component that gained roughly 138%, was another notable relative detractor.
•In contrast, the primary contributor to performance versus the industry index was out-of-benchmark exposure to technology hardware, storage & peripherals. A non-benchmark allocation to electronic components and investment choices in semiconductors also boosted the fund's relative performance.
•The fund's non-index stake in Western Digital gained 457% and was the top individual relative contributor. This period we decreased our position in Western Digital. The company was among the fund's biggest holdings at period end. A second notable relative contributor was negligible exposure to QUALCOMM (-7%), which was not held at period end. Another notable relative contributor was an overweight in Micron Technology (+338%). This period we decreased our position in Micron Technology. The company was one of the fund's biggest holdings.
How did the Fund perform over the past 10 years?

CUMULATIVE PERFORMANCE
February 29, 2016 through February 28, 2026.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	10 Year
Semiconductors Portfolio	69.09%	30.96%	32.66%
MSCI U.S. IMI Semiconductors & Semiconductor Equipment 25-50 Index	69.85%	30.22%	32.15%
S&P 500® Index	16.99%	14.19%	15.50%

Visit www.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of February 28, 2026)

KEY FACTS
Fund Size	$32,691,330,966
Number of Holdings	63
Total Advisory Fee	$145,076,802
Portfolio Turnover	87%
What did the Fund invest in?
(as of February 28, 2026)

TOP INDUSTRIES (% of Fund's net assets)
Semiconductors & Semiconductor Equipment	88.3
Technology Hardware, Storage & Peripherals	3.2
Electronic Equipment, Instruments & Components	2.6
Electrical Equipment	0.1
Software	0.0
Financial Services	0.0
Metals & Mining	0.0

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 93.3
Preferred Stocks - 0.9
Preferred Securities - 0.0
Bonds - 0.0
Short-Term Investments and Net Other Assets (Liabilities) - 5.8

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 84.9
Netherlands - 9.3
Israel - 2.7
Japan - 2.6
Taiwan - 0.5
Canada - 0.0

TOP HOLDINGS (% of Fund's net assets)
NVIDIA Corp	24.1
Broadcom Inc	10.6
Marvell Technology Inc	8.6
NXP Semiconductors NV	6.3
Micron Technology Inc	5.0
ON Semiconductor Corp	4.9
Monolithic Power Systems Inc	4.9
Lam Research Corp	4.9
GlobalFoundries Inc	4.0
Western Digital Corp	3.1
76.4
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9912688.101    8-TSRA-0426

ANNUAL SHAREHOLDER REPORT | AS OF FEBRUARY 28, 2026
Retailing Portfolio Retailing Portfolio : FSRPX

This annual shareholder report contains information about Retailing Portfolio for the period March 1, 2025 to February 28, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Retailing Portfolio	$ 64	0.63%
What affected the Fund's performance this period?

•U.S. stocks achieved a strong gain for the 12 months ending February 28, 2026, reflecting a historically fast rebound that began in early April, bolstered by strong corporate fundamentals, a resilient economy and, beginning in September, the Federal Reserve's first interest-rate reductions since December 2024.
•Against this backdrop, security selection was the primary detractor from the fund's performance versus the MSCI U.S. IMI Multi-Sector Retailing 25/50 Linked Index for the fiscal year, especially within broadline retail. Security selection and an overweight in footwear also hampered the fund's result. Also detracting from our result was stock selection in automotive retail.
•The biggest individual relative detractor this period was avoiding Dollar General, an index component that gained about 115%. An underweight in Carvana (+43%) also hurt. This period we decreased our stake in Carvana. Another notable relative detractor was our stake in Lululemon Athletica (-48%), where we decreased our stake this period.
•In contrast, the biggest contributor to performance versus the industry index was stock picking in food retail. Picks and an overweight in apparel retail also boosted relative performance. Also bolstering our relative result was an underweight in distributors.
•The top individual relative contributor was an overweight in Ulta Beauty (+87%). This period we decreased our investment in the stock. An overweight in Dollar Tree (+74%), one of our biggest holdings, was another plus. An overweight in American Eagle Outfitters (+97%) also helped. This was a position we established this period.
•Notable changes in positioning include increased exposure to the apparel retail industry and a lower allocation to automotive retail stocks.
How did the Fund perform over the past 10 years?

CUMULATIVE PERFORMANCE
February 29, 2016 through February 28, 2026.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	10 Year
Retailing Portfolio	5.04%	6.07%	13.98%
MSCI U.S. IMI Multi-Sector Retailing 25-50 Linked Index	7.77%	8.24%	15.35%
S&P 500® Index	16.99%	14.19%	15.50%

Visit www.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of February 28, 2026)

KEY FACTS
Fund Size	$2,442,508,181
Number of Holdings	42
Total Advisory Fee	$16,419,579
Portfolio Turnover	46%
What did the Fund invest in?
(as of February 28, 2026)

TOP INDUSTRIES (% of Fund's net assets)
Specialty Retail	36.6
Consumer Staples Distribution & Retail	27.3
Broadline Retail	26.2
Textiles, Apparel & Luxury Goods	9.1
Household Durables	0.3

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 99.5
Short-Term Investments and Net Other Assets (Liabilities) - 0.5

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 95.6
Brazil - 2.5
Canada - 0.8
Germany - 0.6
Finland - 0.5

TOP HOLDINGS (% of Fund's net assets)
Amazon.com Inc	21.8
Walmart Inc	10.9
Lowe's Cos Inc	7.2
Costco Wholesale Corp	6.7
TJX Cos Inc/The	5.0
Home Depot Inc/The	3.7
Dollar Tree Inc	3.4
Ross Stores Inc	3.0
O'Reilly Automotive Inc	3.0
NIKE Inc Class B	2.7
67.4
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9912725.101    46-TSRA-0426

ANNUAL SHAREHOLDER REPORT | AS OF FEBRUARY 28, 2026
Pharmaceuticals Portfolio Pharmaceuticals Portfolio : FPHAX

This annual shareholder report contains information about Pharmaceuticals Portfolio for the period March 1, 2025 to February 28, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Pharmaceuticals Portfolio	$ 76	0.67%
What affected the Fund's performance this period?

•U.S. stocks achieved a strong gain for the 12 months ending February 28, 2026, reflecting a historically fast rebound that began in early April, bolstered by strong corporate fundamentals, a resilient economy and, beginning in September, the Federal Reserve's first interest-rate reductions since December 2024.
•Against this backdrop, security selection was the primary contributor to the fund's performance versus the MSCI North America IMI + ADR Custom Pharmaceuticals 25/50 Linked Index for the fiscal year, especially within biotechnology. Stock picks in pharmaceuticals also boosted relative performance.
•The fund's non-index stake in Avidity Biosciences gained 130% and was the top individual relative contributor. The stock was not held at period end. The second-largest relative contributor was an overweight in Elanco Animal Health (+137%). The stock was one of our biggest holdings. A non-index stake in UCB gained 59% and notably helped. The stock was among our biggest holdings.
•In contrast, the biggest detractor from performance versus the industry index was security selection in health care equipment. Stock selection in diversified financial services also hampered the fund's result.
•The largest individual relative detractor was an underweight in Johnson & Johnson (+55%). This was an investment we established this period. The company was one of the fund's biggest holdings at period end. A non-index stake in Legend Biotech returned -46% and was a second notable relative detractor. This period we increased our stake in Legend Biotech. The stock was one of the fund's biggest holdings. Not owning Novartis, an index component that gained 60%, was another notable relative detractor.
How did the Fund perform over the past 10 years?

CUMULATIVE PERFORMANCE
February 29, 2016 through February 28, 2026.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	10 Year
Pharmaceuticals Portfolio	27.72%	14.06%	12.19%
MSCI North America IMI + ADR Custom Pharmaceuticals 25/50 Linked Index	20.60%	11.00%	9.67%
S&P 500® Index	16.99%	14.19%	15.50%

Visit www.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of February 28, 2026)

KEY FACTS
Fund Size	$1,516,495,874
Number of Holdings	60
Total Advisory Fee	$7,889,417
Portfolio Turnover	77%
What did the Fund invest in?
(as of February 28, 2026)

TOP INDUSTRIES (% of Fund's net assets)
Pharmaceuticals	79.1
Biotechnology	19.4
Financial Services	0.1
Software	0.1
Consumer Staples Distribution & Retail	0.0

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 98.4
Preferred Stocks - 0.3
Bonds - 0.0
Short-Term Investments and Net Other Assets (Liabilities) - 1.3

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 84.2
Belgium - 7.0
United Kingdom - 4.8
Germany - 1.9
Canada - 0.8
Netherlands - 0.7
Denmark - 0.4
Switzerland - 0.2

TOP HOLDINGS (% of Fund's net assets)
Eli Lilly & Co	24.8
GSK PLC ADR	10.1
Johnson & Johnson	7.0
UCB SA	5.0
Astrazeneca PLC (United States)	4.8
Roche Holding AG non-voting shares	4.8
Gilead Sciences Inc	4.7
Merck & Co Inc	4.6
Elanco Animal Health Inc	4.4
Legend Biotech Corp ADR	3.3
73.5
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9912726.101    580-TSRA-0426

ANNUAL SHAREHOLDER REPORT | AS OF FEBRUARY 28, 2026
Medical Technology and Devices Portfolio Medical Technology and Devices Portfolio : FSMEX

This annual shareholder report contains information about Medical Technology and Devices Portfolio for the period March 1, 2025 to February 28, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Medical Technology and Devices Portfolio	$ 60	0.62%
What affected the Fund's performance this period?

•U.S. stocks achieved a strong gain for the 12 months ending February 28, 2026, reflecting a historically fast rebound that began in early April, bolstered by strong corporate fundamentals, a resilient economy and, beginning in September, the Federal Reserve's first interest-rate reductions since December 2024.
•Against this backdrop, market selection was the primary detractor from the fund's performance versus the MSCI U.S. IMI Custom Health Care Technology and Equipment 25/50 Linked Index for the fiscal year, especially an overweight in health care technology. Security selection in health care equipment also hampered the fund's result. Also detracting from our result was an underweight in health care supplies.
•The biggest individual relative detractor was an overweight in Boston Scientific (-26%). The stock was the fund's biggest holding this period. A second notable relative detractor was an underweight in IDEXX Laboratories (+50%). Our stake in Inspire Medical Systems (-49%) also detracted. IDEXX and Inspire were not held at period end.
•In contrast, the primary contributor to performance versus the industry index was stock picking in biotechnology. Stock picking in health care services and health care supplies also boosted the fund's relative performance.
•The fund's non-index stake in Exact Sciences gained about 114% and was the top individual relative contributor. The stock was not held at period end. The second-largest relative contributor was our non-index stake in Conformal Medical (+278%). Another notable relative contributor was an overweight in Penumbra (+21%). This period we decreased our stake in Penumbra. The company was one of our biggest holdings this period.
•Notable changes in positioning include decreased exposure to the health care supplies industry and a higher allocation to life sciences tools & services.
How did the Fund perform over the past 10 years?

CUMULATIVE PERFORMANCE
February 29, 2016 through February 28, 2026.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	10 Year
Medical Technology and Devices Portfolio	-6.28%	-0.45%	11.16%
MSCI U.S. IMI Custom Health Care Technology and Equipment 25/50 Linked Index	-4.90%	-0.77%	10.71%
S&P 500® Index	16.99%	14.19%	15.50%

Visit www.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of February 28, 2026)

KEY FACTS
Fund Size	$3,647,551,072
Number of Holdings	66
Total Advisory Fee	$26,155,604
Portfolio Turnover	54%
What did the Fund invest in?
(as of February 28, 2026)

TOP INDUSTRIES (% of Fund's net assets)
Health Care Equipment & Supplies	49.2
Life Sciences Tools & Services	35.5
Health Care Technology	5.6
Biotechnology	4.3
Health Care Providers & Services	2.4
Chemicals	0.2
Pharmaceuticals	0.1

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 94.9
Preferred Stocks - 2.4
Bonds - 0.0
Short-Term Investments and Net Other Assets (Liabilities) - 2.7

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 98.4
France - 1.6
China - 0.0

TOP HOLDINGS (% of Fund's net assets)
Danaher Corp	13.6
Boston Scientific Corp	12.0
Thermo Fisher Scientific Inc	9.6
Intuitive Surgical Inc	8.6
Edwards Lifesciences Corp	5.5
Abbott Laboratories	4.8
Stryker Corp	4.8
Veeva Systems Inc Class A	2.6
Masimo Corp	2.6
Insulet Corp	2.4
66.5
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9912729.101    354-TSRA-0426

ANNUAL SHAREHOLDER REPORT | AS OF FEBRUARY 28, 2026
Materials Portfolio Materials Portfolio : FSDPX

This annual shareholder report contains information about Materials Portfolio for the period March 1, 2025 to February 28, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Materials Portfolio	$ 78	0.69%
What affected the Fund's performance this period?

•U.S. stocks achieved a strong gain for the 12 months ending February 28, 2026, reflecting a historically fast rebound that began in early April, bolstered by strong corporate fundamentals, a resilient economy and, beginning in September, the Federal Reserve's first interest-rate reductions since December 2024.
•Against this backdrop, security selection was the primary detractor from the fund's performance versus the MSCI US IMI Materials 25/50 Index for the fiscal year, especially within gold. Stock picks in diversified metals & mining also hampered the fund's result. Also detracting from our result were picks and an overweight in fertilizers & agricultural chemicals.
•The biggest individual relative detractor was an underweight in Newmont (+209%). This period we increased our position in Newmont. The company was one of our largest holdings. The second-largest relative detractor was an underweight in Freeport-McMoRan (+87%). This period we increased our position in Freeport-McMoRan. The stock was among our biggest holdings at period end. An overweight in Mosaic (+17%) also hurt. This was a position we established this period. The stock was among our largest holdings.
•In contrast, the biggest contributor to performance versus the sector index was an overweight in diversified metals & mining. Stock selection and an overweight in copper also boosted relative performance, as did picks and an underweight in commodity chemicals. Also helping our relative result was an underweight in paper & plastic packaging products & materials.
•The fund's stake in First Quantum Minerals gained 145% and was the top individual relative contributor. This period we decreased our investment in First Quantum Minerals. The stock was among our biggest holdings this period. A stake in Wheaton Precious Metals gained 137% and was a second notable relative contributor. This period we decreased our investment in Wheaton Precious Metals. Another notable relative contributor was our stake in Agnico Eagle Mines (+164%). This period we decreased our investment in Agnico Eagle Mines. All of these contributors were non-index positions.
•Notable changes in positioning include higher allocations to the commodity chemicals and copper industries.
How did the Fund perform over the past 10 years?

CUMULATIVE PERFORMANCE
February 29, 2016 through February 28, 2026.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	10 Year
Materials Portfolio	26.05%	9.32%	10.11%
MSCI U.S. IMI Materials 25-50 Index	26.28%	10.79%	12.56%
S&P 500® Index	16.99%	14.19%	15.50%

Visit www.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of February 28, 2026)

KEY FACTS
Fund Size	$846,272,588
Number of Holdings	54
Total Advisory Fee	$4,866,415
Portfolio Turnover	56%
What did the Fund invest in?
(as of February 28, 2026)

TOP INDUSTRIES (% of Fund's net assets)
Chemicals	52.2
Metals & Mining	30.8
Construction Materials	9.1
Containers & Packaging	6.9

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 99.0
Short-Term Investments and Net Other Assets (Liabilities) - 1.0

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 91.6
Canada - 5.6
Zambia - 1.4
Brazil - 1.4

TOP HOLDINGS (% of Fund's net assets)
Linde PLC	15.5
Ecolab Inc	7.7
Newmont Corp	6.8
Freeport-McMoRan Inc	5.3
Corteva Inc	3.8
Solstice Advanced Materials Inc	3.6
Air Products and Chemicals Inc	3.6
Nucor Corp	3.3
CRH PLC	3.2
LyondellBasell Industries NV Class A1	3.0
55.8
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9912751.101    509-TSRA-0426

ANNUAL SHAREHOLDER REPORT | AS OF FEBRUARY 28, 2026
Materials Portfolio Fidelity Advisor® Materials Fund Class Z : FIJFX

This annual shareholder report contains information about Materials Portfolio for the period March 1, 2025 to February 28, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$ 66	0.58%
What affected the Fund's performance this period?

•U.S. stocks achieved a strong gain for the 12 months ending February 28, 2026, reflecting a historically fast rebound that began in early April, bolstered by strong corporate fundamentals, a resilient economy and, beginning in September, the Federal Reserve's first interest-rate reductions since December 2024.
•Against this backdrop, security selection was the primary detractor from the fund's performance versus the MSCI US IMI Materials 25/50 Index for the fiscal year, especially within gold. Stock picks in diversified metals & mining also hampered the fund's result. Also detracting from our result were picks and an overweight in fertilizers & agricultural chemicals.
•The biggest individual relative detractor was an underweight in Newmont (+209%). This period we increased our position in Newmont. The company was one of our largest holdings. The second-largest relative detractor was an underweight in Freeport-McMoRan (+87%). This period we increased our position in Freeport-McMoRan. The stock was among our biggest holdings at period end. An overweight in Mosaic (+17%) also hurt. This was a position we established this period. The stock was among our largest holdings.
•In contrast, the biggest contributor to performance versus the sector index was an overweight in diversified metals & mining. Stock selection and an overweight in copper also boosted relative performance, as did picks and an underweight in commodity chemicals. Also helping our relative result was an underweight in paper & plastic packaging products & materials.
•The fund's stake in First Quantum Minerals gained 145% and was the top individual relative contributor. This period we decreased our investment in First Quantum Minerals. The stock was among our biggest holdings this period. A stake in Wheaton Precious Metals gained 137% and was a second notable relative contributor. This period we decreased our investment in Wheaton Precious Metals. Another notable relative contributor was our stake in Agnico Eagle Mines (+164%). This period we decreased our investment in Agnico Eagle Mines. All of these contributors were non-index positions.
•Notable changes in positioning include higher allocations to the commodity chemicals and copper industries.
How did the Fund perform over the life of Fund?

CUMULATIVE PERFORMANCE
October 2, 2018 through February 28, 2026.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	Life of Fund A
Class Z	26.18%	9.46%	8.76%
MSCI U.S. IMI Materials 25-50 Index	26.28%	10.79%	10.67%
S&P 500® Index	16.99%	14.19%	14.05%
A   From October 2, 2018

Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of February 28, 2026)

KEY FACTS
Fund Size	$846,272,588
Number of Holdings	54
Total Advisory Fee	$4,866,415
Portfolio Turnover	56%
What did the Fund invest in?
(as of February 28, 2026)

TOP INDUSTRIES (% of Fund's net assets)
Chemicals	52.2
Metals & Mining	30.8
Construction Materials	9.1
Containers & Packaging	6.9

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 99.0
Short-Term Investments and Net Other Assets (Liabilities) - 1.0

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 91.6
Canada - 5.6
Zambia - 1.4
Brazil - 1.4

TOP HOLDINGS (% of Fund's net assets)
Linde PLC	15.5
Ecolab Inc	7.7
Newmont Corp	6.8
Freeport-McMoRan Inc	5.3
Corteva Inc	3.8
Solstice Advanced Materials Inc	3.6
Air Products and Chemicals Inc	3.6
Nucor Corp	3.3
CRH PLC	3.2
LyondellBasell Industries NV Class A1	3.0
55.8
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9912750.101    3236-TSRA-0426

ANNUAL SHAREHOLDER REPORT | AS OF FEBRUARY 28, 2026
Materials Portfolio Fidelity Advisor® Materials Fund Class M : FMFTX

This annual shareholder report contains information about Materials Portfolio for the period March 1, 2025 to February 28, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M	$ 139	1.24%
What affected the Fund's performance this period?

•U.S. stocks achieved a strong gain for the 12 months ending February 28, 2026, reflecting a historically fast rebound that began in early April, bolstered by strong corporate fundamentals, a resilient economy and, beginning in September, the Federal Reserve's first interest-rate reductions since December 2024.
•Against this backdrop, security selection was the primary detractor from the fund's performance versus the MSCI US IMI Materials 25/50 Index for the fiscal year, especially within gold. Stock picks in diversified metals & mining also hampered the fund's result. Also detracting from our result were picks and an overweight in fertilizers & agricultural chemicals.
•The biggest individual relative detractor was an underweight in Newmont (+209%). This period we increased our position in Newmont. The company was one of our largest holdings. The second-largest relative detractor was an underweight in Freeport-McMoRan (+87%). This period we increased our position in Freeport-McMoRan. The stock was among our biggest holdings at period end. An overweight in Mosaic (+17%) also hurt. This was a position we established this period. The stock was among our largest holdings.
•In contrast, the biggest contributor to performance versus the sector index was an overweight in diversified metals & mining. Stock selection and an overweight in copper also boosted relative performance, as did picks and an underweight in commodity chemicals. Also helping our relative result was an underweight in paper & plastic packaging products & materials.
•The fund's stake in First Quantum Minerals gained 145% and was the top individual relative contributor. This period we decreased our investment in First Quantum Minerals. The stock was among our biggest holdings this period. A stake in Wheaton Precious Metals gained 137% and was a second notable relative contributor. This period we decreased our investment in Wheaton Precious Metals. Another notable relative contributor was our stake in Agnico Eagle Mines (+164%). This period we decreased our investment in Agnico Eagle Mines. All of these contributors were non-index positions.
•Notable changes in positioning include higher allocations to the commodity chemicals and copper industries.
How did the Fund perform over the past 10 years?

CUMULATIVE PERFORMANCE
February 29, 2016 through February 28, 2026.
Initial investment of $10,000 and the current sales charge was paid.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	10 Year
Class M (incl. 3.50% sales charge)	20.97%	7.96%	9.12%
Class M (without 3.50% sales charge)	25.36%	8.73%	9.51%
MSCI U.S. IMI Materials 25-50 Index	26.28%	10.79%	12.56%
S&P 500® Index	16.99%	14.19%	15.50%

Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of February 28, 2026)

KEY FACTS
Fund Size	$846,272,588
Number of Holdings	54
Total Advisory Fee	$4,866,415
Portfolio Turnover	56%
What did the Fund invest in?
(as of February 28, 2026)

TOP INDUSTRIES (% of Fund's net assets)
Chemicals	52.2
Metals & Mining	30.8
Construction Materials	9.1
Containers & Packaging	6.9

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 99.0
Short-Term Investments and Net Other Assets (Liabilities) - 1.0

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 91.6
Canada - 5.6
Zambia - 1.4
Brazil - 1.4

TOP HOLDINGS (% of Fund's net assets)
Linde PLC	15.5
Ecolab Inc	7.7
Newmont Corp	6.8
Freeport-McMoRan Inc	5.3
Corteva Inc	3.8
Solstice Advanced Materials Inc	3.6
Air Products and Chemicals Inc	3.6
Nucor Corp	3.3
CRH PLC	3.2
LyondellBasell Industries NV Class A1	3.0
55.8
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9912748.101    1792-TSRA-0426

ANNUAL SHAREHOLDER REPORT | AS OF FEBRUARY 28, 2026
Materials Portfolio Fidelity Advisor® Materials Fund Class I : FMFEX

This annual shareholder report contains information about Materials Portfolio for the period March 1, 2025 to February 28, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$ 82	0.72%
What affected the Fund's performance this period?

•U.S. stocks achieved a strong gain for the 12 months ending February 28, 2026, reflecting a historically fast rebound that began in early April, bolstered by strong corporate fundamentals, a resilient economy and, beginning in September, the Federal Reserve's first interest-rate reductions since December 2024.
•Against this backdrop, security selection was the primary detractor from the fund's performance versus the MSCI US IMI Materials 25/50 Index for the fiscal year, especially within gold. Stock picks in diversified metals & mining also hampered the fund's result. Also detracting from our result were picks and an overweight in fertilizers & agricultural chemicals.
•The biggest individual relative detractor was an underweight in Newmont (+209%). This period we increased our position in Newmont. The company was one of our largest holdings. The second-largest relative detractor was an underweight in Freeport-McMoRan (+87%). This period we increased our position in Freeport-McMoRan. The stock was among our biggest holdings at period end. An overweight in Mosaic (+17%) also hurt. This was a position we established this period. The stock was among our largest holdings.
•In contrast, the biggest contributor to performance versus the sector index was an overweight in diversified metals & mining. Stock selection and an overweight in copper also boosted relative performance, as did picks and an underweight in commodity chemicals. Also helping our relative result was an underweight in paper & plastic packaging products & materials.
•The fund's stake in First Quantum Minerals gained 145% and was the top individual relative contributor. This period we decreased our investment in First Quantum Minerals. The stock was among our biggest holdings this period. A stake in Wheaton Precious Metals gained 137% and was a second notable relative contributor. This period we decreased our investment in Wheaton Precious Metals. Another notable relative contributor was our stake in Agnico Eagle Mines (+164%). This period we decreased our investment in Agnico Eagle Mines. All of these contributors were non-index positions.
•Notable changes in positioning include higher allocations to the commodity chemicals and copper industries.
How did the Fund perform over the past 10 years?

CUMULATIVE PERFORMANCE
February 29, 2016 through February 28, 2026.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	10 Year
Class I	26.01%	9.30%	10.11%
MSCI U.S. IMI Materials 25-50 Index	26.28%	10.79%	12.56%
S&P 500® Index	16.99%	14.19%	15.50%

Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of February 28, 2026)

KEY FACTS
Fund Size	$846,272,588
Number of Holdings	54
Total Advisory Fee	$4,866,415
Portfolio Turnover	56%
What did the Fund invest in?
(as of February 28, 2026)

TOP INDUSTRIES (% of Fund's net assets)
Chemicals	52.2
Metals & Mining	30.8
Construction Materials	9.1
Containers & Packaging	6.9

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 99.0
Short-Term Investments and Net Other Assets (Liabilities) - 1.0

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 91.6
Canada - 5.6
Zambia - 1.4
Brazil - 1.4

TOP HOLDINGS (% of Fund's net assets)
Linde PLC	15.5
Ecolab Inc	7.7
Newmont Corp	6.8
Freeport-McMoRan Inc	5.3
Corteva Inc	3.8
Solstice Advanced Materials Inc	3.6
Air Products and Chemicals Inc	3.6
Nucor Corp	3.3
CRH PLC	3.2
LyondellBasell Industries NV Class A1	3.0
55.8
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9912749.101    1793-TSRA-0426

ANNUAL SHAREHOLDER REPORT | AS OF FEBRUARY 28, 2026
Materials Portfolio Fidelity Advisor® Materials Fund Class C : FMFCX

This annual shareholder report contains information about Materials Portfolio for the period March 1, 2025 to February 28, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 195	1.74%
What affected the Fund's performance this period?

•U.S. stocks achieved a strong gain for the 12 months ending February 28, 2026, reflecting a historically fast rebound that began in early April, bolstered by strong corporate fundamentals, a resilient economy and, beginning in September, the Federal Reserve's first interest-rate reductions since December 2024.
•Against this backdrop, security selection was the primary detractor from the fund's performance versus the MSCI US IMI Materials 25/50 Index for the fiscal year, especially within gold. Stock picks in diversified metals & mining also hampered the fund's result. Also detracting from our result were picks and an overweight in fertilizers & agricultural chemicals.
•The biggest individual relative detractor was an underweight in Newmont (+209%). This period we increased our position in Newmont. The company was one of our largest holdings. The second-largest relative detractor was an underweight in Freeport-McMoRan (+87%). This period we increased our position in Freeport-McMoRan. The stock was among our biggest holdings at period end. An overweight in Mosaic (+17%) also hurt. This was a position we established this period. The stock was among our largest holdings.
•In contrast, the biggest contributor to performance versus the sector index was an overweight in diversified metals & mining. Stock selection and an overweight in copper also boosted relative performance, as did picks and an underweight in commodity chemicals. Also helping our relative result was an underweight in paper & plastic packaging products & materials.
•The fund's stake in First Quantum Minerals gained 145% and was the top individual relative contributor. This period we decreased our investment in First Quantum Minerals. The stock was among our biggest holdings this period. A stake in Wheaton Precious Metals gained 137% and was a second notable relative contributor. This period we decreased our investment in Wheaton Precious Metals. Another notable relative contributor was our stake in Agnico Eagle Mines (+164%). This period we decreased our investment in Agnico Eagle Mines. All of these contributors were non-index positions.
•Notable changes in positioning include higher allocations to the commodity chemicals and copper industries.
How did the Fund perform over the past 10 years?

CUMULATIVE PERFORMANCE
February 29, 2016 through February 28, 2026.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	10 Year
Class C (incl. contingent deferred sales charge)	23.74%	8.19%	9.15%
Class C	24.74%	8.19%	9.15%
MSCI U.S. IMI Materials 25-50 Index	26.28%	10.79%	12.56%
S&P 500® Index	16.99%	14.19%	15.50%

Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of February 28, 2026)

KEY FACTS
Fund Size	$846,272,588
Number of Holdings	54
Total Advisory Fee	$4,866,415
Portfolio Turnover	56%
What did the Fund invest in?
(as of February 28, 2026)

TOP INDUSTRIES (% of Fund's net assets)
Chemicals	52.2
Metals & Mining	30.8
Construction Materials	9.1
Containers & Packaging	6.9

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 99.0
Short-Term Investments and Net Other Assets (Liabilities) - 1.0

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 91.6
Canada - 5.6
Zambia - 1.4
Brazil - 1.4

TOP HOLDINGS (% of Fund's net assets)
Linde PLC	15.5
Ecolab Inc	7.7
Newmont Corp	6.8
Freeport-McMoRan Inc	5.3
Corteva Inc	3.8
Solstice Advanced Materials Inc	3.6
Air Products and Chemicals Inc	3.6
Nucor Corp	3.3
CRH PLC	3.2
LyondellBasell Industries NV Class A1	3.0
55.8
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9912747.101    1791-TSRA-0426

ANNUAL SHAREHOLDER REPORT | AS OF FEBRUARY 28, 2026
Materials Portfolio Fidelity Advisor® Materials Fund Class A : FMFAX

This annual shareholder report contains information about Materials Portfolio for the period March 1, 2025 to February 28, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 111	0.99%
What affected the Fund's performance this period?

•U.S. stocks achieved a strong gain for the 12 months ending February 28, 2026, reflecting a historically fast rebound that began in early April, bolstered by strong corporate fundamentals, a resilient economy and, beginning in September, the Federal Reserve's first interest-rate reductions since December 2024.
•Against this backdrop, security selection was the primary detractor from the fund's performance versus the MSCI US IMI Materials 25/50 Index for the fiscal year, especially within gold. Stock picks in diversified metals & mining also hampered the fund's result. Also detracting from our result were picks and an overweight in fertilizers & agricultural chemicals.
•The biggest individual relative detractor was an underweight in Newmont (+209%). This period we increased our position in Newmont. The company was one of our largest holdings. The second-largest relative detractor was an underweight in Freeport-McMoRan (+87%). This period we increased our position in Freeport-McMoRan. The stock was among our biggest holdings at period end. An overweight in Mosaic (+17%) also hurt. This was a position we established this period. The stock was among our largest holdings.
•In contrast, the biggest contributor to performance versus the sector index was an overweight in diversified metals & mining. Stock selection and an overweight in copper also boosted relative performance, as did picks and an underweight in commodity chemicals. Also helping our relative result was an underweight in paper & plastic packaging products & materials.
•The fund's stake in First Quantum Minerals gained 145% and was the top individual relative contributor. This period we decreased our investment in First Quantum Minerals. The stock was among our biggest holdings this period. A stake in Wheaton Precious Metals gained 137% and was a second notable relative contributor. This period we decreased our investment in Wheaton Precious Metals. Another notable relative contributor was our stake in Agnico Eagle Mines (+164%). This period we decreased our investment in Agnico Eagle Mines. All of these contributors were non-index positions.
•Notable changes in positioning include higher allocations to the commodity chemicals and copper industries.
How did the Fund perform over the past 10 years?

CUMULATIVE PERFORMANCE
February 29, 2016 through February 28, 2026.
Initial investment of $10,000 and the current sales charge was paid.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	10 Year
Class A (incl. 5.75% sales charge)	18.45%	7.72%	9.16%
Class A (without 5.75% sales charge)	25.67%	9.01%	9.81%
MSCI U.S. IMI Materials 25-50 Index	26.28%	10.79%	12.56%
S&P 500® Index	16.99%	14.19%	15.50%

Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of February 28, 2026)

KEY FACTS
Fund Size	$846,272,588
Number of Holdings	54
Total Advisory Fee	$4,866,415
Portfolio Turnover	56%
What did the Fund invest in?
(as of February 28, 2026)

TOP INDUSTRIES (% of Fund's net assets)
Chemicals	52.2
Metals & Mining	30.8
Construction Materials	9.1
Containers & Packaging	6.9

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 99.0
Short-Term Investments and Net Other Assets (Liabilities) - 1.0

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 91.6
Canada - 5.6
Zambia - 1.4
Brazil - 1.4

TOP HOLDINGS (% of Fund's net assets)
Linde PLC	15.5
Ecolab Inc	7.7
Newmont Corp	6.8
Freeport-McMoRan Inc	5.3
Corteva Inc	3.8
Solstice Advanced Materials Inc	3.6
Air Products and Chemicals Inc	3.6
Nucor Corp	3.3
CRH PLC	3.2
LyondellBasell Industries NV Class A1	3.0
55.8
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9912746.101    1789-TSRA-0426

ANNUAL SHAREHOLDER REPORT | AS OF FEBRUARY 28, 2026
Leisure Portfolio Leisure Portfolio : FDLSX

This annual shareholder report contains information about Leisure Portfolio for the period March 1, 2025 to February 28, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Leisure Portfolio	$ 65	0.68%
What affected the Fund's performance this period?

•U.S. stocks achieved a strong gain for the 12 months ending February 28, 2026, reflecting a historically fast rebound that began in early April, bolstered by strong corporate fundamentals, a resilient economy and, beginning in September, the Federal Reserve's first interest-rate reductions since December 2024.
•Against this backdrop, security selection was the primary detractor from the fund's performance versus the MSCI U.S. IMI Consumer Services 25/50 Index for the fiscal year, especially within restaurants. Stock picking and an overweight in casinos & gaming also hampered the fund's result. Also detracting from our result were picks in hotels, resorts & cruise lines.
•The largest individual relative detractor was an underweight in Marriott International (+24%). This period we decreased our position in Marriott International. The second-largest relative detractor was an underweight in DoorDash (-11%). This period we increased our position in DoorDash. The company was among our biggest holdings. Another notable relative detractor was an overweight in DraftKings (-46%).
•In contrast, the primary contributor to performance versus the industry index was stock picking in food distributors. Security selection and an underweight in leisure facilities also boosted relative performance. Also helping our relative result were stock picks in leisure products.
•The top individual relative contributor was our stake in Las Vegas Sands (+60%). This period we decreased our investment in Las Vegas Sands. A second notable relative contributor was an overweight in Hilton Worldwide Holdings (+18%). The stock was the fund's biggest holding at period end. A non-index stake in Viking Holdings gained 87% and notably helped. This was a stake we established this period.
•Notable changes in positioning include decreased exposure to the casinos & gaming industry and a higher allocation to hotels, resorts & cruise lines.
How did the Fund perform over the past 10 years?

CUMULATIVE PERFORMANCE
February 29, 2016 through February 28, 2026.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	10 Year
Leisure Portfolio	-8.96%	8.02%	11.86%
MSCI U.S. IMI Consumer Services 25-50 Index	-3.56%	6.69%	11.10%
S&P 500® Index	16.99%	14.19%	15.50%

Visit www.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of February 28, 2026)

KEY FACTS
Fund Size	$533,206,997
Number of Holdings	38
Total Advisory Fee	$4,191,743
Portfolio Turnover	65%
What did the Fund invest in?
(as of February 28, 2026)

TOP INDUSTRIES (% of Fund's net assets)
Hotels, Restaurants & Leisure	91.9
Diversified Consumer Services	3.3
Consumer Staples Distribution & Retail	1.3
Food Products	0.7
IT Services	0.6
Broadline Retail	0.4

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 98.2
Short-Term Investments and Net Other Assets (Liabilities) - 1.8

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 99.1
Canada - 0.9

TOP HOLDINGS (% of Fund's net assets)
Hilton Worldwide Holdings Inc	9.9
Booking Holdings Inc	9.3
Starbucks Corp	9.2
McDonald's Corp	9.1
Carnival Corp	5.9
Expedia Group Inc Class A	5.2
Airbnb Inc Class A	4.9
Yum! Brands Inc	4.9
Chipotle Mexican Grill Inc	4.7
DoorDash Inc Class A	4.5
67.6
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9912697.101    62-TSRA-0426

ANNUAL SHAREHOLDER REPORT | AS OF FEBRUARY 28, 2026
Insurance Portfolio Insurance Portfolio : FSPCX

This annual shareholder report contains information about Insurance Portfolio for the period March 1, 2025 to February 28, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Insurance Portfolio	$ 67	0.68%
What affected the Fund's performance this period?

•U.S. stocks achieved a strong gain for the 12 months ending February 28, 2026, reflecting a historically fast rebound that began in early April, bolstered by strong corporate fundamentals, a resilient economy and, beginning in September, the Federal Reserve's first interest-rate reductions since December 2024.
•Against this backdrop, security selection was the primary contributor to the fund's performance versus the MSCI US IMI Insurance 25/50 Index for the fiscal year, led by property & casualty insurance firms. An overweight in reinsurance also boosted the fund's relative performance. Also bolstering our relative result were picks among insurance brokers.
•The fund's non-index stake in Hiscox gained 43% and was the top individual relative contributor. This was an investment we established this period. A second notable relative contributor was an overweight in Hartford Insurance (+21%). The stock was among our biggest holdings. An overweight in Reinsurance Group of America (+9%) also helped. The company was one of the fund's biggest holdings.
•In contrast, the biggest detractors from performance versus the industry index were picks and an underweight in life & health insurance. Also hurting our result was stock selection in the diversified financial services and reinsurance categories.
•The largest individual relative detractor was an overweight in Arthur J Gallagher (-32%). The stock was one of the fund's biggest holdings. A non-index stake in Corebridge Financial returned -22% and was a second notable relative detractor. This period we decreased our position in Corebridge Financial. Another notable relative detractor this period was avoiding AFLAC, an index component that gained roughly 5%.
•Notable changes in positioning include lower allocations to the diversified financial services and insurance brokers industries.
How did the Fund perform over the past 10 years?

CUMULATIVE PERFORMANCE
February 29, 2016 through February 28, 2026.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	10 Year
Insurance Portfolio	-3.96%	14.75%	13.36%
MSCI U.S. IMI Insurance 25-50 Index	-4.45%	14.42%	13.16%
S&P 500® Index	16.99%	14.19%	15.50%

Visit www.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of February 28, 2026)

KEY FACTS
Fund Size	$670,396,488
Number of Holdings	25
Total Advisory Fee	$5,797,034
Portfolio Turnover	48%
What did the Fund invest in?
(as of February 28, 2026)

TOP INDUSTRIES (% of Fund's net assets)
Insurance	96.3
Financial Services	3.3

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 99.6
Short-Term Investments and Net Other Assets (Liabilities) - 0.4

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 97.7
United Kingdom - 2.3

TOP HOLDINGS (% of Fund's net assets)
Chubb Ltd	13.8
Progressive Corp/The	9.4
Arthur J Gallagher & Co	7.4
Hartford Insurance Group Inc/The	6.6
Reinsurance Group of America Inc	6.3
Travelers Companies Inc/The	5.2
Arch Capital Group Ltd	4.8
American Financial Group Inc/OH	4.8
Aon PLC	4.7
Willis Towers Watson PLC	4.5
67.5
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9912724.101    45-TSRA-0426

ANNUAL SHAREHOLDER REPORT | AS OF FEBRUARY 28, 2026
Health Care Services Portfolio Health Care Services Portfolio : FSHCX

This annual shareholder report contains information about Health Care Services Portfolio for the period March 1, 2025 to February 28, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Health Care Services Portfolio	$ 66	0.67%
What affected the Fund's performance this period?

•U.S. stocks achieved a strong gain for the 12 months ending February 28, 2026, reflecting a historically fast rebound that began in early April, bolstered by strong corporate fundamentals, a resilient economy and, beginning in September, the Federal Reserve's first interest-rate reductions since December 2024.
•Against this backdrop, security selection was the primary detractor from the fund's performance versus the MSCI U.S. IMI Health Care Providers & Services 25/50 Index for the fiscal year, especially within health care services. Stock picking in managed health care also hampered the fund's result. Also hurting our result were stock picks and an underweight in health care facilities.
•The largest individual relative detractor was an underweight in Cardinal Health (+79%). This was an investment we established this period. The stock was one of our biggest holdings. The second-largest relative detractor was an underweight in Centene (-23%). This period we decreased our stake in Centene. Another notable relative detractor was our stake in agilon health (-86%). The stock was not held at period end.
•In contrast, the primary contributor to performance versus the industry index was an underweight in managed health care. Security selection in health care distributors also boosted the fund's relative performance. Also bolstering our relative result was an overweight in health care services.
•The top individual relative contributor was an overweight in BrightSpring Health Services (+113%). We decreased our stake in BrightSpring Health this period. A second notable relative contributor was an overweight in Tenet Healthcare (+89%). The company was one of the fund's largest holdings. Another notable relative contributor this quarter was an underweight, on average, in Hims & Hers Health (-68%). The fund did not hold the stock at quarter end.
•Notable changes in positioning include increased exposure to the health care distributors industry and a lower allocation to managed health care.
How did the Fund perform over the past 10 years?

CUMULATIVE PERFORMANCE
February 29, 2016 through February 28, 2026.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	10 Year
Health Care Services Portfolio	-5.10%	2.06%	8.88%
MSCI U.S. IMI Health Care Providers & Services 25-50 Index	3.43%	7.24%	11.18%
S&P 500® Index	16.99%	14.19%	15.50%

Visit www.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of February 28, 2026)

KEY FACTS
Fund Size	$811,402,696
Number of Holdings	42
Total Advisory Fee	$6,173,136
Portfolio Turnover	71%
What did the Fund invest in?
(as of February 28, 2026)

TOP INDUSTRIES (% of Fund's net assets)
Health Care Providers & Services	98.7
Health Care Technology	1.3
Health Care Equipment & Supplies	0.1

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 99.6
Preferred Stocks - 0.5
Short-Term Investments and Net Other Assets (Liabilities) - (0.1)%

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 100.0

TOP HOLDINGS (% of Fund's net assets)
UnitedHealth Group Inc	14.7
McKesson Corp	12.3
CVS Health Corp	10.5
Cencora Inc	7.0
Elevance Health Inc	5.1
Cigna Group/The	4.7
HCA Healthcare Inc	4.5
Tenet Healthcare Corp	3.7
Cardinal Health Inc	3.6
Chemed Corp	3.3
69.4
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9912744.101    505-TSRA-0426

ANNUAL SHAREHOLDER REPORT | AS OF FEBRUARY 28, 2026
Health Care Portfolio Health Care Portfolio : FSPHX

This annual shareholder report contains information about Health Care Portfolio for the period March 1, 2025 to February 28, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Health Care Portfolio	$ 65	0.62%
What affected the Fund's performance this period?

•U.S. stocks achieved a strong gain for the 12 months ending February 28, 2026, reflecting a historically fast rebound that began in early April, bolstered by strong corporate fundamentals, a resilient economy and, beginning in September, the Federal Reserve's first interest-rate reductions since December 2024.
•Against this backdrop, security selection was the primary contributor to the fund's performance versus the MSCI U.S. IMI Health Care 25/50 Index for the fiscal year, led by biotechnology. Stock picks in pharmaceuticals and health care technology also boosted the fund's relative performance.
•The top individual relative contributor was our stake in Exact Sciences (+112%). The stock was not held at period end. The second-largest relative contributor was an overweight in Cogent Biosciences (+418%). An overweight in Alnylam Pharmaceuticals (+36%) also helped. The stock was one of our 15-biggest holdings this period.
•In contrast, the biggest detractor from performance versus the sector index was an underweight in pharmaceuticals. An overweight in health care technology also hampered the fund's result. Also hurting our result were stock picks and an overweight in health care equipment.
•The biggest individual relative detractor was an underweight in Johnson & Johnson (+55%). This was a position we established this period. The stock was among our five-biggest holdings at period end. A second notable relative detractor was an overweight in Boston Scientific (-25%). The stock was the fund's five-biggest holding this period. A non-index stake in Legend Biotech returned -46% and notably hurt.
•Notable changes in positioning include increased exposure to the pharmaceuticals industry and a lower allocation to managed health care.
How did the Fund perform over the past 10 years?

CUMULATIVE PERFORMANCE
February 29, 2016 through February 28, 2026.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	10 Year
Health Care Portfolio	11.42%	3.65%	10.54%
MSCI U.S. IMI Health Care 25-50 Index	10.68%	7.26%	11.16%
S&P 500® Index	16.99%	14.19%	15.50%

Visit www.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of February 28, 2026)

KEY FACTS
Fund Size	$6,194,101,560
Number of Holdings	134
Total Advisory Fee	$37,373,077
Portfolio Turnover	69%
What did the Fund invest in?
(as of February 28, 2026)

TOP INDUSTRIES (% of Fund's net assets)
Biotechnology	38.8
Pharmaceuticals	24.3
Health Care Equipment & Supplies	12.9
Life Sciences Tools & Services	10.6
Health Care Providers & Services	10.4
Health Care Technology	2.5
Chemicals	0.1

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 98.0
Preferred Stocks - 1.6
Bonds - 0.1
Short-Term Investments and Net Other Assets (Liabilities) - 0.3

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 88.8
Netherlands - 3.4
Denmark - 2.9
Belgium - 2.6
Canada - 0.9
Germany - 0.6
France - 0.4
United Kingdom - 0.3
Israel - 0.1
China - 0.0

TOP HOLDINGS (% of Fund's net assets)
Eli Lilly & Co	7.0
Danaher Corp	6.4
Boston Scientific Corp	6.1
Johnson & Johnson	5.7
AbbVie Inc	4.3
Ascendis Pharma A/S ADR	2.7
UCB SA	2.6
Gilead Sciences Inc	2.6
Merck & Co Inc	2.6
Argenx SE ADR	2.5
42.5
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9912698.101    63-TSRA-0426

ANNUAL SHAREHOLDER REPORT | AS OF FEBRUARY 28, 2026	This report describes changes to the Fund that occurred during the reporting period.
Gold Portfolio Gold Portfolio : FSAGX

This annual shareholder report contains information about Gold Portfolio for the period March 1, 2025 to February 28, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Gold Portfolio	$ 123	0.64%
What affected the Fund's performance this period?

•U.S. stocks achieved a strong gain for the 12 months ending February 28, 2026, reflecting a historically fast rebound that began in early April, bolstered by strong corporate fundamentals, a resilient economy and, beginning in September, the Federal Reserve's first interest-rate reductions since December 2024.
•Against this backdrop, security selection was the primary detractor from the fund's performance versus the S&P Global BMI Gold Capped 20/45 Linked Index for the fiscal year, especially within gold. Security selection in diversified financial services also hampered the fund's result.
•The biggest individual relative detractor was an overweight in Franco-Nevada (+97%). The stock was one of our largest holdings. The second-largest relative detractor was an overweight in Alamos Gold (+143%). The company was among our 15-largest holdings this period. Another notable relative detractor was an underweight in Gold Fields (+242%).
•In contrast, the primary contributor to performance versus the industry index was stock selection in copper, which is not part of the index. Stock picking in silver and in precious metals & minerals, two groups not included in the index, also boosted the fund's relative performance.
•The fund's top individual relative contributor was an overweight in IAMGOLD (+346%). This period we increased our position in IAMGOLD. The company was among the fund's biggest holdings at period end. A second notable relative contributor was our overweight stake in Lundin Gold (+245%). This period we decreased our investment in Lundin Gold. Another notable relative contributor was an underweight in Royal Gold (+106%). This period we increased our position in Royal Gold.
How did the Fund perform over the past 10 years?

CUMULATIVE PERFORMANCE
February 29, 2016 through February 28, 2026.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	10 Year
Gold Portfolio	181.75%	28.38%	18.03%
S&P® Global BMI Gold Capped 20/45 Linked Index	193.66%	31.90%	21.83%
S&P 500® Index	16.99%	14.19%	15.50%

Visit www.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of February 28, 2026)

KEY FACTS
Fund Size	$6,057,278,812
Number of Holdings	49
Total Advisory Fee	$19,863,732
Portfolio Turnover	60%
What did the Fund invest in?
(as of February 28, 2026)

TOP INDUSTRIES (% of Fund's net assets)
Metals & Mining*	99.8

*Includes gold bullion and/or silver bullion.

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 99.7
Other Investments - 0.1
Short-Term Investments and Net Other Assets (Liabilities) - 0.2

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

Canada - 51.5
United States - 18.2
Brazil - 8.0
Australia - 7.8
Burkina Faso - 3.7
Turkey - 2.9
China - 2.6
South Africa - 1.5
Cote d'Ivoire - 1.3
Others - 2.5

TOP HOLDINGS (% of Fund's net assets)
Newmont Corp	12.9
Agnico Eagle Mines Ltd/CA	12.4
Wheaton Precious Metals Corp	8.0
Franco-Nevada Corp	6.6
Kinross Gold Corp	5.6
Barrick Mining Corp	4.6
Anglogold Ashanti Plc	4.3
IAMGOLD Corp	3.7
Coeur Mining Inc	3.5
Eldorado Gold Corp	2.9
64.5
How has the Fund changed?

This is a summary of certain changes to the Fund since March 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 29, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-8544  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes: Operating expenses

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9912722.101    41-TSRA-0426

ANNUAL SHAREHOLDER REPORT | AS OF FEBRUARY 28, 2026	This report describes changes to the Fund that occurred during the reporting period.
Gold Portfolio Fidelity Advisor® Gold Fund Class Z : FIJDX

This annual shareholder report contains information about Gold Portfolio for the period March 1, 2025 to February 28, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$ 109	0.57%
What affected the Fund's performance this period?

•U.S. stocks achieved a strong gain for the 12 months ending February 28, 2026, reflecting a historically fast rebound that began in early April, bolstered by strong corporate fundamentals, a resilient economy and, beginning in September, the Federal Reserve's first interest-rate reductions since December 2024.
•Against this backdrop, security selection was the primary detractor from the fund's performance versus the S&P Global BMI Gold Capped 20/45 Linked Index for the fiscal year, especially within gold. Security selection in diversified financial services also hampered the fund's result.
•The biggest individual relative detractor was an overweight in Franco-Nevada (+97%). The stock was one of our largest holdings. The second-largest relative detractor was an overweight in Alamos Gold (+143%). The company was among our 15-largest holdings this period. Another notable relative detractor was an underweight in Gold Fields (+242%).
•In contrast, the primary contributor to performance versus the industry index was stock selection in copper, which is not part of the index. Stock picking in silver and in precious metals & minerals, two groups not included in the index, also boosted the fund's relative performance.
•The fund's top individual relative contributor was an overweight in IAMGOLD (+346%). This period we increased our position in IAMGOLD. The company was among the fund's biggest holdings at period end. A second notable relative contributor was our overweight stake in Lundin Gold (+245%). This period we decreased our investment in Lundin Gold. Another notable relative contributor was an underweight in Royal Gold (+106%). This period we increased our position in Royal Gold.
How did the Fund perform over the life of Fund?

CUMULATIVE PERFORMANCE
October 2, 2018 through February 28, 2026.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	Life of Fund A
Class Z	181.90%	28.53%	26.01%
S&P® Global BMI Gold Capped 20/45 Linked Index	193.66%	31.90%	30.29%
S&P 500® Index	16.99%	14.19%	14.05%
A   From October 2, 2018

Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of February 28, 2026)

KEY FACTS
Fund Size	$6,057,278,812
Number of Holdings	49
Total Advisory Fee	$19,863,732
Portfolio Turnover	60%
What did the Fund invest in?
(as of February 28, 2026)

TOP INDUSTRIES (% of Fund's net assets)
Metals & Mining*	99.8

*Includes gold bullion and/or silver bullion.

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 99.7
Other Investments - 0.1
Short-Term Investments and Net Other Assets (Liabilities) - 0.2

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

Canada - 51.5
United States - 18.2
Brazil - 8.0
Australia - 7.8
Burkina Faso - 3.7
Turkey - 2.9
China - 2.6
South Africa - 1.5
Cote d'Ivoire - 1.3
Others - 2.5

TOP HOLDINGS (% of Fund's net assets)
Newmont Corp	12.9
Agnico Eagle Mines Ltd/CA	12.4
Wheaton Precious Metals Corp	8.0
Franco-Nevada Corp	6.6
Kinross Gold Corp	5.6
Barrick Mining Corp	4.6
Anglogold Ashanti Plc	4.3
IAMGOLD Corp	3.7
Coeur Mining Inc	3.5
Eldorado Gold Corp	2.9
64.5
How has the Fund changed?

This is a summary of certain changes to the Fund since March 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 29, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes: Operating expenses

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9912721.101    3235-TSRA-0426

ANNUAL SHAREHOLDER REPORT | AS OF FEBRUARY 28, 2026
Gold Portfolio Fidelity Advisor® Gold Fund Class M : FGDTX

This annual shareholder report contains information about Gold Portfolio for the period March 1, 2025 to February 28, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M	$ 227	1.19%
What affected the Fund's performance this period?

•U.S. stocks achieved a strong gain for the 12 months ending February 28, 2026, reflecting a historically fast rebound that began in early April, bolstered by strong corporate fundamentals, a resilient economy and, beginning in September, the Federal Reserve's first interest-rate reductions since December 2024.
•Against this backdrop, security selection was the primary detractor from the fund's performance versus the S&P Global BMI Gold Capped 20/45 Linked Index for the fiscal year, especially within gold. Security selection in diversified financial services also hampered the fund's result.
•The biggest individual relative detractor was an overweight in Franco-Nevada (+97%). The stock was one of our largest holdings. The second-largest relative detractor was an overweight in Alamos Gold (+143%). The company was among our 15-largest holdings this period. Another notable relative detractor was an underweight in Gold Fields (+242%).
•In contrast, the primary contributor to performance versus the industry index was stock selection in copper, which is not part of the index. Stock picking in silver and in precious metals & minerals, two groups not included in the index, also boosted the fund's relative performance.
•The fund's top individual relative contributor was an overweight in IAMGOLD (+346%). This period we increased our position in IAMGOLD. The company was among the fund's biggest holdings at period end. A second notable relative contributor was our overweight stake in Lundin Gold (+245%). This period we decreased our investment in Lundin Gold. Another notable relative contributor was an underweight in Royal Gold (+106%). This period we increased our position in Royal Gold.
How did the Fund perform over the past 10 years?

CUMULATIVE PERFORMANCE
February 29, 2016 through February 28, 2026.
Initial investment of $10,000 and the current sales charge was paid.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	10 Year
Class M (incl. 3.50% sales charge)	170.39%	26.75%	16.92%
Class M (without 3.50% sales charge)	180.20%	27.66%	17.34%
S&P® Global BMI Gold Capped 20/45 Linked Index	193.66%	31.90%	21.83%
S&P 500® Index	16.99%	14.19%	15.50%

Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of February 28, 2026)

KEY FACTS
Fund Size	$6,057,278,812
Number of Holdings	49
Total Advisory Fee	$19,863,732
Portfolio Turnover	60%
What did the Fund invest in?
(as of February 28, 2026)

TOP INDUSTRIES (% of Fund's net assets)
Metals & Mining*	99.8

*Includes gold bullion and/or silver bullion.

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 99.7
Other Investments - 0.1
Short-Term Investments and Net Other Assets (Liabilities) - 0.2

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

Canada - 51.5
United States - 18.2
Brazil - 8.0
Australia - 7.8
Burkina Faso - 3.7
Turkey - 2.9
China - 2.6
South Africa - 1.5
Cote d'Ivoire - 1.3
Others - 2.5

TOP HOLDINGS (% of Fund's net assets)
Newmont Corp	12.9
Agnico Eagle Mines Ltd/CA	12.4
Wheaton Precious Metals Corp	8.0
Franco-Nevada Corp	6.6
Kinross Gold Corp	5.6
Barrick Mining Corp	4.6
Anglogold Ashanti Plc	4.3
IAMGOLD Corp	3.7
Coeur Mining Inc	3.5
Eldorado Gold Corp	2.9
64.5
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9912719.101    1787-TSRA-0426

ANNUAL SHAREHOLDER REPORT | AS OF FEBRUARY 28, 2026
Gold Portfolio Fidelity Advisor® Gold Fund Class I : FGDIX

This annual shareholder report contains information about Gold Portfolio for the period March 1, 2025 to February 28, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$ 132	0.69%
What affected the Fund's performance this period?

•U.S. stocks achieved a strong gain for the 12 months ending February 28, 2026, reflecting a historically fast rebound that began in early April, bolstered by strong corporate fundamentals, a resilient economy and, beginning in September, the Federal Reserve's first interest-rate reductions since December 2024.
•Against this backdrop, security selection was the primary detractor from the fund's performance versus the S&P Global BMI Gold Capped 20/45 Linked Index for the fiscal year, especially within gold. Security selection in diversified financial services also hampered the fund's result.
•The biggest individual relative detractor was an overweight in Franco-Nevada (+97%). The stock was one of our largest holdings. The second-largest relative detractor was an overweight in Alamos Gold (+143%). The company was among our 15-largest holdings this period. Another notable relative detractor was an underweight in Gold Fields (+242%).
•In contrast, the primary contributor to performance versus the industry index was stock selection in copper, which is not part of the index. Stock picking in silver and in precious metals & minerals, two groups not included in the index, also boosted the fund's relative performance.
•The fund's top individual relative contributor was an overweight in IAMGOLD (+346%). This period we increased our position in IAMGOLD. The company was among the fund's biggest holdings at period end. A second notable relative contributor was our overweight stake in Lundin Gold (+245%). This period we decreased our investment in Lundin Gold. Another notable relative contributor was an underweight in Royal Gold (+106%). This period we increased our position in Royal Gold.
How did the Fund perform over the past 10 years?

CUMULATIVE PERFORMANCE
February 29, 2016 through February 28, 2026.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	10 Year
Class I	181.56%	28.36%	18.03%
S&P® Global BMI Gold Capped 20/45 Linked Index	193.66%	31.90%	21.83%
S&P 500® Index	16.99%	14.19%	15.50%

Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of February 28, 2026)

KEY FACTS
Fund Size	$6,057,278,812
Number of Holdings	49
Total Advisory Fee	$19,863,732
Portfolio Turnover	60%
What did the Fund invest in?
(as of February 28, 2026)

TOP INDUSTRIES (% of Fund's net assets)
Metals & Mining*	99.8

*Includes gold bullion and/or silver bullion.

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 99.7
Other Investments - 0.1
Short-Term Investments and Net Other Assets (Liabilities) - 0.2

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

Canada - 51.5
United States - 18.2
Brazil - 8.0
Australia - 7.8
Burkina Faso - 3.7
Turkey - 2.9
China - 2.6
South Africa - 1.5
Cote d'Ivoire - 1.3
Others - 2.5

TOP HOLDINGS (% of Fund's net assets)
Newmont Corp	12.9
Agnico Eagle Mines Ltd/CA	12.4
Wheaton Precious Metals Corp	8.0
Franco-Nevada Corp	6.6
Kinross Gold Corp	5.6
Barrick Mining Corp	4.6
Anglogold Ashanti Plc	4.3
IAMGOLD Corp	3.7
Coeur Mining Inc	3.5
Eldorado Gold Corp	2.9
64.5
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9912720.101    1788-TSRA-0426

ANNUAL SHAREHOLDER REPORT | AS OF FEBRUARY 28, 2026
Gold Portfolio Fidelity Advisor® Gold Fund Class C : FGDCX

This annual shareholder report contains information about Gold Portfolio for the period March 1, 2025 to February 28, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 321	1.69%
What affected the Fund's performance this period?

•U.S. stocks achieved a strong gain for the 12 months ending February 28, 2026, reflecting a historically fast rebound that began in early April, bolstered by strong corporate fundamentals, a resilient economy and, beginning in September, the Federal Reserve's first interest-rate reductions since December 2024.
•Against this backdrop, security selection was the primary detractor from the fund's performance versus the S&P Global BMI Gold Capped 20/45 Linked Index for the fiscal year, especially within gold. Security selection in diversified financial services also hampered the fund's result.
•The biggest individual relative detractor was an overweight in Franco-Nevada (+97%). The stock was one of our largest holdings. The second-largest relative detractor was an overweight in Alamos Gold (+143%). The company was among our 15-largest holdings this period. Another notable relative detractor was an underweight in Gold Fields (+242%).
•In contrast, the primary contributor to performance versus the industry index was stock selection in copper, which is not part of the index. Stock picking in silver and in precious metals & minerals, two groups not included in the index, also boosted the fund's relative performance.
•The fund's top individual relative contributor was an overweight in IAMGOLD (+346%). This period we increased our position in IAMGOLD. The company was among the fund's biggest holdings at period end. A second notable relative contributor was our overweight stake in Lundin Gold (+245%). This period we decreased our investment in Lundin Gold. Another notable relative contributor was an underweight in Royal Gold (+106%). This period we increased our position in Royal Gold.
How did the Fund perform over the past 10 years?

CUMULATIVE PERFORMANCE
February 29, 2016 through February 28, 2026.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	10 Year
Class C (incl. contingent deferred sales charge)	177.81%	27.06%	17.02%
Class C	178.81%	27.06%	17.02%
S&P® Global BMI Gold Capped 20/45 Linked Index	193.66%	31.90%	21.83%
S&P 500® Index	16.99%	14.19%	15.50%

Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of February 28, 2026)

KEY FACTS
Fund Size	$6,057,278,812
Number of Holdings	49
Total Advisory Fee	$19,863,732
Portfolio Turnover	60%
What did the Fund invest in?
(as of February 28, 2026)

TOP INDUSTRIES (% of Fund's net assets)
Metals & Mining*	99.8

*Includes gold bullion and/or silver bullion.

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 99.7
Other Investments - 0.1
Short-Term Investments and Net Other Assets (Liabilities) - 0.2

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

Canada - 51.5
United States - 18.2
Brazil - 8.0
Australia - 7.8
Burkina Faso - 3.7
Turkey - 2.9
China - 2.6
South Africa - 1.5
Cote d'Ivoire - 1.3
Others - 2.5

TOP HOLDINGS (% of Fund's net assets)
Newmont Corp	12.9
Agnico Eagle Mines Ltd/CA	12.4
Wheaton Precious Metals Corp	8.0
Franco-Nevada Corp	6.6
Kinross Gold Corp	5.6
Barrick Mining Corp	4.6
Anglogold Ashanti Plc	4.3
IAMGOLD Corp	3.7
Coeur Mining Inc	3.5
Eldorado Gold Corp	2.9
64.5
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9912718.101    1786-TSRA-0426

ANNUAL SHAREHOLDER REPORT | AS OF FEBRUARY 28, 2026
Gold Portfolio Fidelity Advisor® Gold Fund Class A : FGDAX

This annual shareholder report contains information about Gold Portfolio for the period March 1, 2025 to February 28, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 179	0.94%
What affected the Fund's performance this period?

•U.S. stocks achieved a strong gain for the 12 months ending February 28, 2026, reflecting a historically fast rebound that began in early April, bolstered by strong corporate fundamentals, a resilient economy and, beginning in September, the Federal Reserve's first interest-rate reductions since December 2024.
•Against this backdrop, security selection was the primary detractor from the fund's performance versus the S&P Global BMI Gold Capped 20/45 Linked Index for the fiscal year, especially within gold. Security selection in diversified financial services also hampered the fund's result.
•The biggest individual relative detractor was an overweight in Franco-Nevada (+97%). The stock was one of our largest holdings. The second-largest relative detractor was an overweight in Alamos Gold (+143%). The company was among our 15-largest holdings this period. Another notable relative detractor was an underweight in Gold Fields (+242%).
•In contrast, the primary contributor to performance versus the industry index was stock selection in copper, which is not part of the index. Stock picking in silver and in precious metals & minerals, two groups not included in the index, also boosted the fund's relative performance.
•The fund's top individual relative contributor was an overweight in IAMGOLD (+346%). This period we increased our position in IAMGOLD. The company was among the fund's biggest holdings at period end. A second notable relative contributor was our overweight stake in Lundin Gold (+245%). This period we decreased our investment in Lundin Gold. Another notable relative contributor was an underweight in Royal Gold (+106%). This period we increased our position in Royal Gold.
How did the Fund perform over the past 10 years?

CUMULATIVE PERFORMANCE
February 29, 2016 through February 28, 2026.
Initial investment of $10,000 and the current sales charge was paid.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	10 Year
Class A (incl. 5.75% sales charge)	164.73%	26.48%	16.97%
Class A (without 5.75% sales charge)	180.88%	27.99%	17.66%
S&P® Global BMI Gold Capped 20/45 Linked Index	193.66%	31.90%	21.83%
S&P 500® Index	16.99%	14.19%	15.50%

Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of February 28, 2026)

KEY FACTS
Fund Size	$6,057,278,812
Number of Holdings	49
Total Advisory Fee	$19,863,732
Portfolio Turnover	60%
What did the Fund invest in?
(as of February 28, 2026)

TOP INDUSTRIES (% of Fund's net assets)
Metals & Mining*	99.8

*Includes gold bullion and/or silver bullion.

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 99.7
Other Investments - 0.1
Short-Term Investments and Net Other Assets (Liabilities) - 0.2

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

Canada - 51.5
United States - 18.2
Brazil - 8.0
Australia - 7.8
Burkina Faso - 3.7
Turkey - 2.9
China - 2.6
South Africa - 1.5
Cote d'Ivoire - 1.3
Others - 2.5

TOP HOLDINGS (% of Fund's net assets)
Newmont Corp	12.9
Agnico Eagle Mines Ltd/CA	12.4
Wheaton Precious Metals Corp	8.0
Franco-Nevada Corp	6.6
Kinross Gold Corp	5.6
Barrick Mining Corp	4.6
Anglogold Ashanti Plc	4.3
IAMGOLD Corp	3.7
Coeur Mining Inc	3.5
Eldorado Gold Corp	2.9
64.5
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9912717.101    1784-TSRA-0426

ANNUAL SHAREHOLDER REPORT | AS OF FEBRUARY 28, 2026
Financials Portfolio Financials Portfolio : FIDSX

This annual shareholder report contains information about Financials Portfolio for the period March 1, 2025 to February 28, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Financials Portfolio	$ 69	0.68%
What affected the Fund's performance this period?

•U.S. stocks achieved a strong gain for the 12 months ending February 28, 2026, reflecting a historically fast rebound that began in early April, bolstered by strong corporate fundamentals, a resilient economy and, beginning in September, the Federal Reserve's first interest-rate reductions since December 2024.
•Against this backdrop, security selection was the primary contributor to the fund's performance versus the MSCI US IMI Financials 5% Capped Linked Index for the fiscal year, led by property & casualty insurance. Also helping our relative result were stock picks and an overweight in regional banks. Stock picking in asset management & custody banks further boosted the fund's relative performance.
•The top individual relative contributor was an overweight in FirstCash Holdings (+74%). This period we decreased our stake in FirstCash Holdings. A second notable relative contributor was an underweight in Visa (-11%). The stock was not held at period end. An overweight in State Street (+33%) also contributed. The company was one of our biggest holdings.
•In contrast, the biggest detractor from performance versus the sector index was an overweight in diversified financial services. Stock picking in investment banking & brokerage also hampered the fund's result. Also hurting our result were security selection and an overweight in insurance brokers.
•The largest individual relative detractor this period was avoiding Goldman Sachs, an index component that gained about 40%. A second notable relative detractor was an overweight in Mastercard (-10%). The company was the fund's biggest holding. Another notable relative detractor was an overweight in Blue Owl Capital (-48%). This period we increased our position in Blue Owl Capital.
•Notable changes in positioning include decreased exposure to the consumer finance industry and a higher allocation to asset management & custody banks.
How did the Fund perform over the past 10 years?

CUMULATIVE PERFORMANCE
February 29, 2016 through February 28, 2026.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	10 Year
Financials Portfolio	4.77%	13.11%	14.16%
MSCI U.S. IMI Financials 5% Capped Linked Index	2.38%	12.03%	13.68%
S&P 500® Index	16.99%	14.19%	15.50%

Visit www.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of February 28, 2026)

KEY FACTS
Fund Size	$971,733,068
Number of Holdings	66
Total Advisory Fee	$6,877,164
Portfolio Turnover	37%
What did the Fund invest in?
(as of February 28, 2026)

TOP INDUSTRIES (% of Fund's net assets)
Banks	36.3
Capital Markets	25.4
Insurance	19.3
Financial Services	14.1
Consumer Finance	4.5
Professional Services	1.2

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 100.8
Short-Term Investments and Net Other Assets (Liabilities) - (0.8)%

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 93.0
United Kingdom - 2.3
France - 1.5
Puerto Rico - 1.2
Grand Cayman (UK Overseas Ter) - 0.8
Australia - 0.7
Mexico - 0.5

TOP HOLDINGS (% of Fund's net assets)
Mastercard Inc Class A	9.4
Wells Fargo & Co	6.6
Bank of America Corp	6.6
Reinsurance Group of America Inc	4.4
Citigroup Inc	3.5
State Street Corp	3.2
Charles Schwab Corp/The	3.1
Chubb Ltd	2.9
Morgan Stanley	2.5
Capital One Financial Corp	2.3
44.5
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9912701.101    66-TSRA-0426

ANNUAL SHAREHOLDER REPORT | AS OF FEBRUARY 28, 2026
FinTech Portfolio FinTech Portfolio : FSVLX

This annual shareholder report contains information about FinTech Portfolio for the period March 1, 2025 to February 28, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
FinTech Portfolio	$ 66	0.74%
What affected the Fund's performance this period?

•U.S. stocks achieved a strong gain for the 12 months ending February 28, 2026, reflecting a historically fast rebound that began in early April, bolstered by strong corporate fundamentals, a resilient economy and, beginning in September, the Federal Reserve's first interest-rate reductions since December 2024.
•Against this backdrop, security selection was the primary detractor from the fund's performance versus the FactSet Financial Technologies Linked Index for the fiscal year, especially within consumer finance. Stock selection in transaction & payment processing services also hampered the fund's result. Also hurting our result was an underweight in commercial & residential mortgage finance.
•The biggest individual relative detractor was our stake in Fiserv (-76%). The stock was not held at period end. A second notable relative detractor was our non-index stake in Figure Technology Solutions (-28%). This was an investment we established this period. An underweight in Synchrony Financial (+20%) also hurt. The stock was not held at period end.
•In contrast, the biggest contributor to performance versus the industry index was an overweight in consumer finance. Security selection in application software and data processing & outsourced services also boosted the fund's relative performance.
•The top individual relative contributor was our stake in Adyen (-32%). The company was one of the fund's 15-largest holdings this period. A second notable relative contributor was our non-index stake in Remitly Global (+23%). This was a stake we established this period. Another notable relative contributor this period was avoiding Xero, an index component that returned -44%.
•Notable changes in positioning include increased exposure to the commercial & residential mortgage finance and investment banking & brokerage industries.
How did the Fund perform over the past 10 years?

CUMULATIVE PERFORMANCE
February 29, 2016 through February 28, 2026.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	10 Year
FinTech Portfolio	-21.39%	-0.62%	7.41%
FactSet Financial Technologies Linked Index	-17.92%	1.21%	7.82%
S&P 500® Index	16.99%	14.19%	15.50%

Visit www.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of February 28, 2026)

KEY FACTS
Fund Size	$83,539,626
Number of Holdings	24
Total Advisory Fee	$664,186
Portfolio Turnover	239%
What did the Fund invest in?
(as of February 28, 2026)

TOP INDUSTRIES (% of Fund's net assets)
Financial Services	50.5
Consumer Finance	20.0
Capital Markets	11.9
IT Services	9.0
Software	6.7
Banks	1.9

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 100.0
Short-Term Investments and Net Other Assets (Liabilities) - 0.0

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 80.4
Canada - 9.0
United Kingdom - 4.3
Netherlands - 3.7
Uruguay - 2.4
Brazil - 0.2

TOP HOLDINGS (% of Fund's net assets)
Visa Inc Class A	17.0
American Express Co	10.1
Shopify Inc Class A	9.0
Block Inc Class A	7.5
Capital One Financial Corp	6.6
Mastercard Inc Class A	5.0
Toast Inc Class A	4.7
Marex Group PLC	4.3
Rocket Cos Inc Class A	4.2
Remitly Global Inc	4.1
72.5
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9912727.101    98-TSRA-0426

ANNUAL SHAREHOLDER REPORT | AS OF FEBRUARY 28, 2026
Enterprise Technology Services Portfolio Enterprise Technology Services Portfolio : FBSOX

This annual shareholder report contains information about Enterprise Technology Services Portfolio for the period March 1, 2025 to February 28, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Enterprise Technology Services Portfolio	$ 58	0.65%
What affected the Fund's performance this period?

•U.S. stocks achieved a strong gain for the 12 months ending February 28, 2026, reflecting a historically fast rebound that began in early April, bolstered by strong corporate fundamentals, a resilient economy and, beginning in September, the Federal Reserve's first interest-rate reductions since December 2024.
•Against this backdrop, security selection was the primary detractor from the fund's performance versus the MSCI U.S. IMI Enterprise Technology Services 25/50 Linked Index for the fiscal year, especially within internet services & infrastructure. Also hurting our result was security selection in IT consulting & other services and data processing & outsourced services.
•The biggest individual relative detractor was our stake in Kyndryl Holdings (-66%). The company was one of our largest holdings this period. The stock was not held on February 28. A second notable relative detractor was an underweight in Applied Digital (+241%). This was a stake we established this period. An overweight in ExlService Holdings (-36%) also hurt. The company was among the fund's biggest holdings.
•In contrast, the biggest contributor to performance versus the industry index was an underweight in human resource & employment services. An underweight in IT consulting & other services also boosted the fund's relative performance. Lastly, the fund's position in cash contributed.
•The top individual relative contributor was an underweight in Fiserv (-74%). This period we decreased our stake in Fiserv. A non-index stake in Datadog returned -2% and was the second-largest relative contributor. An underweight in Paychex (-36%) also contributed. We exited this position during the period.
•Notable changes in positioning include higher allocations to the internet services & infrastructure and data processing & outsourced services industries.
How did the Fund perform over the past 10 years?

CUMULATIVE PERFORMANCE
February 29, 2016 through February 28, 2026.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	10 Year
Enterprise Technology Services Portfolio	-23.58%	-3.48%	9.53%
MSCI U.S. IMI Enterprise Technology Services 25/50 Linked Index	-18.92%	-0.91%	10.32%
S&P 500® Index	16.99%	14.19%	15.50%

Visit www.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of February 28, 2026)

KEY FACTS
Fund Size	$999,711,816
Number of Holdings	29
Total Advisory Fee	$9,393,274
Portfolio Turnover	57%
What did the Fund invest in?
(as of February 28, 2026)

TOP INDUSTRIES (% of Fund's net assets)
Financial Services	53.7
IT Services	30.4
Professional Services	10.7
Software	3.0
Interactive Media & Services	1.8

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 99.6
Short-Term Investments and Net Other Assets (Liabilities) - 0.4

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 100.0

TOP HOLDINGS (% of Fund's net assets)
Visa Inc Class A	21.3
Mastercard Inc Class A	18.7
IBM Corporation	9.2
Cloudflare Inc Class A	3.9
Accenture PLC Class A	3.6
Snowflake Inc	3.3
Twilio Inc Class A	3.1
SS&C Technologies Holdings Inc	3.0
Automatic Data Processing Inc	3.0
ExlService Holdings Inc	2.5
71.6
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9912728.101    353-TSRA-0426

ANNUAL SHAREHOLDER REPORT | AS OF FEBRUARY 28, 2026	This report describes changes to the Fund that occurred during the reporting period.
Energy Portfolio Energy Portfolio : FSENX

This annual shareholder report contains information about Energy Portfolio for the period March 1, 2025 to February 28, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Energy Portfolio	$ 76	0.64%
What affected the Fund's performance this period?

•U.S. stocks achieved a strong gain for the 12 months ending February 28, 2026, reflecting a historically fast rebound that began in early April, bolstered by strong corporate fundamentals, a resilient economy and, beginning in September, the Federal Reserve's first interest-rate reductions since December 2024.
•Against this backdrop, security selection was the primary contributor to the fund's performance versus the MSCI U.S. IMI Energy 25/50 Index for the fiscal year, led by oil & gas equipment & services. Security selection in integrated oil & gas also boosted the fund's relative performance. Also bolstering our relative result were picks and an underweight in oil & gas exploration & production.
•The top individual relative contributor was our non-index stake in National Energy Services Reunited (+206%). The stock was among our biggest holdings at period end. The second-largest relative contributor was an overweight in TechnipFMC (+125%). The company was among the fund's largest holdings at period end. Another notable relative contributor was our non-index stake in Cenovus Energy (+66%). The company was one of the fund's biggest holdings.
•In contrast, the primary detractor from performance versus the sector index was security selection in oil & gas storage & transportation. Also hurting our result were underweights in oil & gas drilling and coal & consumable fuels.
•The biggest individual relative detractor was our non-index stake in Energy Transfer (+5%). The stock was one of our largest holdings. A second notable relative detractor was an overweight in Cheniere Energy (+4%). The stock was among the fund's largest holdings. Another notable relative detractor was an underweight in Williams (+33%). This was a stake we established this period.
•Notable changes in positioning include increased exposure to the oil & gas equipment & services industry and a lower allocation to oil & gas exploration & production.
How did the Fund perform over the past 10 years?

CUMULATIVE PERFORMANCE
February 29, 2016 through February 28, 2026.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	10 Year
Energy Portfolio	36.84%	24.43%	11.35%
MSCI U.S. IMI Energy 25-50 Index	28.55%	23.29%	11.21%
S&P 500® Index	16.99%	14.19%	15.50%

Visit www.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of February 28, 2026)

KEY FACTS
Fund Size	$3,522,950,308
Number of Holdings	35
Total Advisory Fee	$13,391,971
Portfolio Turnover	14%
What did the Fund invest in?
(as of February 28, 2026)

TOP INDUSTRIES (% of Fund's net assets)
Oil, Gas & Consumable Fuels	80.5
Energy Equipment & Services	16.7
Independent Power and Renewable Electricity Producers	2.0

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 99.2
Short-Term Investments and Net Other Assets (Liabilities) - 0.8

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 86.3
Canada - 9.1
United Kingdom - 4.2
Norway - 0.3
France - 0.1

TOP HOLDINGS (% of Fund's net assets)
Exxon Mobil Corp	24.8
Chevron Corp	11.1
Cenovus Energy Inc	4.6
National Energy Services Reunited Corp	4.5
Canadian Natural Resources Ltd	4.4
Marathon Petroleum Corp	4.2
TechnipFMC PLC	4.1
Energy Transfer LP	3.7
Cheniere Energy Inc	3.6
SLB Ltd	3.6
68.6
How has the Fund changed?

This is a summary of certain changes to the Fund since March 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 29, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-8544  or by sending an e-mail to fidfunddocuments@fidelity.com.

Fidelity Advisor® Energy Fund merged into Energy Portfolio on November 14, 2025.	Effective October 30, 2025, the fund's investment objective became a fundamental policy.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9912696.101    60-TSRA-0426

ANNUAL SHAREHOLDER REPORT | AS OF FEBRUARY 28, 2026
Defense and Aerospace Portfolio Defense and Aerospace Portfolio : FSDAX

This annual shareholder report contains information about Defense and Aerospace Portfolio for the period March 1, 2025 to February 28, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Defense and Aerospace Portfolio	$ 81	0.63%
What affected the Fund's performance this period?

•U.S. stocks achieved a strong gain for the 12 months ending February 28, 2026, reflecting a historically fast rebound that began in early April, bolstered by strong corporate fundamentals, a resilient economy and, beginning in September, the Federal Reserve's first interest-rate reductions since December 2024.
•Against this backdrop, security selection was the primary detractor from the fund's performance versus the MSCI US IMI Aerospace & Defense 25/50 Index for the fiscal year, especially within aerospace & defense.
•The largest individual relative detractor was our underweight stake in Rocket Lab (+135%). This was a stake we established this period. A second notable relative detractor was an overweight in Boeing (+30%). The company was one of our largest holdings. An overweight in HEICO (+13%) also detracted. The company was among our biggest holdings.
•In contrast, the primary contributor to performance versus the industry index was a modest out-of-index allocation to research & consulting services.
•The top individual relative contributor was our non-index stake in Bombardier (+257%). The second-largest relative contributor this period was avoiding Archer Aviation, an index component that returned -20%. A non-index stake in Rolls-Royce Holdings gained roughly 94% and notably helped. The stock was one of the fund's biggest holdings.
How did the Fund perform over the past 10 years?

CUMULATIVE PERFORMANCE
February 29, 2016 through February 28, 2026.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	10 Year
Defense and Aerospace Portfolio	56.98%	20.78%	17.27%
MSCI U.S. IMI Aerospace & Defense 25-50 Index	59.26%	22.75%	19.44%
S&P 500® Index	16.99%	14.19%	15.50%

Visit www.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of February 28, 2026)

KEY FACTS
Fund Size	$4,108,709,758
Number of Holdings	30
Total Advisory Fee	$17,941,648
Portfolio Turnover	18%
What did the Fund invest in?
(as of February 28, 2026)

TOP INDUSTRIES (% of Fund's net assets)
Aerospace & Defense	98.4
Professional Services	0.9

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 99.3
Short-Term Investments and Net Other Assets (Liabilities) - 0.7

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 94.0
United Kingdom - 3.6
Canada - 2.4

TOP HOLDINGS (% of Fund's net assets)
GE Aerospace	22.6
RTX Corp	13.6
Boeing Co	11.1
Howmet Aerospace Inc	4.9
HEICO Corp Class A	4.2
General Dynamics Corp	4.1
Curtiss-Wright Corp	3.2
Rolls-Royce Holdings PLC	2.8
Woodward Inc	2.8
Carpenter Technology Corp	2.8
72.1
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9912702.101    67-TSRA-0426

ANNUAL SHAREHOLDER REPORT | AS OF FEBRUARY 28, 2026
Consumer Staples Portfolio Consumer Staples Portfolio : FDFAX

This annual shareholder report contains information about Consumer Staples Portfolio for the period March 1, 2025 to February 28, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Consumer Staples Portfolio	$ 71	0.68%
What affected the Fund's performance this period?

•U.S. stocks achieved a strong gain for the 12 months ending February 28, 2026, reflecting a historically fast rebound that began in early April, bolstered by strong corporate fundamentals, a resilient economy and, beginning in September, the Federal Reserve's first interest-rate reductions since December 2024.
•Against this backdrop, market selection was the primary detractor from the fund's performance versus the MSCI US IMI Consumer Staples 25/50 Index for the fiscal year, especially an overweight in distillers & vintners. Stock selection in soft drinks & non-alcoholic beverages also hampered the fund's result. Also detracting from our result was an underweight in tobacco.
•The largest individual relative detractor was an overweight in Energizer Holdings (-26%). The company was among our largest holdings. The second-largest relative detractor was an overweight in Keurig Dr Pepper (-7%). The company was among our largest holdings. Another notable relative detractor was an underweight in Walmart (+31%). The company was one of the fund's biggest holdings.
•In contrast, the primary contributor to performance versus the sector index was security selection in personal care products. An overweight in soft drinks & non-alcoholic beverages also boosted relative performance. Also lifting the fund's relative result was stock selection in tobacco.
•The top individual relative contributor was an overweight in Bunge Global (+67%). The stock was among our biggest holdings this period. The second-largest relative contributor was an overweight in Estee Lauder (+54%). This period we decreased our investment in Estee Lauder. An underweight in Costco Wholesale (-3%) also contributed. This period we increased our stake in Costco Wholesale. The company was one of our biggest holdings.
•Notable changes in positioning include increased exposure to the tobacco and food retail industries.
How did the Fund perform over the past 10 years?

CUMULATIVE PERFORMANCE
February 29, 2016 through February 28, 2026.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	10 Year
Consumer Staples Portfolio	9.85%	7.81%	7.15%
MSCI U.S. IMI Consumer Staples 25-50 Index	11.13%	10.77%	9.31%
S&P 500® Index	16.99%	14.19%	15.50%

Visit www.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of February 28, 2026)

KEY FACTS
Fund Size	$1,186,874,554
Number of Holdings	47
Total Advisory Fee	$7,689,080
Portfolio Turnover	52%
What did the Fund invest in?
(as of February 28, 2026)

TOP INDUSTRIES (% of Fund's net assets)
Beverages	31.0
Consumer Staples Distribution & Retail	28.2
Household Products	15.5
Food Products	11.3
Personal Care Products	7.1
Tobacco	6.1
Broadline Retail	0.7
Financial Services	0.0

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 99.9
Short-Term Investments and Net Other Assets (Liabilities) - 0.1

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 94.7
United Kingdom - 5.3
Italy - 0.0

TOP HOLDINGS (% of Fund's net assets)
Coca-Cola Co/The	14.7
Procter & Gamble Co/The	11.4
Costco Wholesale Corp	8.8
Walmart Inc	7.5
Keurig Dr Pepper Inc	7.5
Kenvue Inc	4.8
Mondelez International Inc	4.5
Target Corp	3.5
Energizer Holdings Inc	2.9
British American Tobacco PLC ADR	2.7
68.3
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9912694.101    9-TSRA-0426

ANNUAL SHAREHOLDER REPORT | AS OF FEBRUARY 28, 2026
Consumer Staples Portfolio Fidelity Advisor® Consumer Staples Fund Class Z : FIJCX

This annual shareholder report contains information about Consumer Staples Portfolio for the period March 1, 2025 to February 28, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$ 61	0.58%
What affected the Fund's performance this period?

•U.S. stocks achieved a strong gain for the 12 months ending February 28, 2026, reflecting a historically fast rebound that began in early April, bolstered by strong corporate fundamentals, a resilient economy and, beginning in September, the Federal Reserve's first interest-rate reductions since December 2024.
•Against this backdrop, market selection was the primary detractor from the fund's performance versus the MSCI US IMI Consumer Staples 25/50 Index for the fiscal year, especially an overweight in distillers & vintners. Stock selection in soft drinks & non-alcoholic beverages also hampered the fund's result. Also detracting from our result was an underweight in tobacco.
•The largest individual relative detractor was an overweight in Energizer Holdings (-26%). The company was among our largest holdings. The second-largest relative detractor was an overweight in Keurig Dr Pepper (-7%). The company was among our largest holdings. Another notable relative detractor was an underweight in Walmart (+31%). The company was one of the fund's biggest holdings.
•In contrast, the primary contributor to performance versus the sector index was security selection in personal care products. An overweight in soft drinks & non-alcoholic beverages also boosted relative performance. Also lifting the fund's relative result was stock selection in tobacco.
•The top individual relative contributor was an overweight in Bunge Global (+67%). The stock was among our biggest holdings this period. The second-largest relative contributor was an overweight in Estee Lauder (+54%). This period we decreased our investment in Estee Lauder. An underweight in Costco Wholesale (-3%) also contributed. This period we increased our stake in Costco Wholesale. The company was one of our biggest holdings.
•Notable changes in positioning include increased exposure to the tobacco and food retail industries.
How did the Fund perform over the life of Fund?

CUMULATIVE PERFORMANCE
October 2, 2018 through February 28, 2026.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	Life of Fund A
Class Z	9.96%	7.92%	8.51%
MSCI U.S. IMI Consumer Staples 25-50 Index	11.13%	10.77%	10.46%
S&P 500® Index	16.99%	14.19%	14.05%
A   From October 2, 2018

Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of February 28, 2026)

KEY FACTS
Fund Size	$1,186,874,554
Number of Holdings	47
Total Advisory Fee	$7,689,080
Portfolio Turnover	52%
What did the Fund invest in?
(as of February 28, 2026)

TOP INDUSTRIES (% of Fund's net assets)
Beverages	31.0
Consumer Staples Distribution & Retail	28.2
Household Products	15.5
Food Products	11.3
Personal Care Products	7.1
Tobacco	6.1
Broadline Retail	0.7
Financial Services	0.0

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 99.9
Short-Term Investments and Net Other Assets (Liabilities) - 0.1

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 94.7
United Kingdom - 5.3
Italy - 0.0

TOP HOLDINGS (% of Fund's net assets)
Coca-Cola Co/The	14.7
Procter & Gamble Co/The	11.4
Costco Wholesale Corp	8.8
Walmart Inc	7.5
Keurig Dr Pepper Inc	7.5
Kenvue Inc	4.8
Mondelez International Inc	4.5
Target Corp	3.5
Energizer Holdings Inc	2.9
British American Tobacco PLC ADR	2.7
68.3
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9912693.101    3234-TSRA-0426

ANNUAL SHAREHOLDER REPORT | AS OF FEBRUARY 28, 2026
Consumer Staples Portfolio Fidelity Advisor® Consumer Staples Fund Class M : FDTGX

This annual shareholder report contains information about Consumer Staples Portfolio for the period March 1, 2025 to February 28, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M	$ 128	1.22%
What affected the Fund's performance this period?

•U.S. stocks achieved a strong gain for the 12 months ending February 28, 2026, reflecting a historically fast rebound that began in early April, bolstered by strong corporate fundamentals, a resilient economy and, beginning in September, the Federal Reserve's first interest-rate reductions since December 2024.
•Against this backdrop, market selection was the primary detractor from the fund's performance versus the MSCI US IMI Consumer Staples 25/50 Index for the fiscal year, especially an overweight in distillers & vintners. Stock selection in soft drinks & non-alcoholic beverages also hampered the fund's result. Also detracting from our result was an underweight in tobacco.
•The largest individual relative detractor was an overweight in Energizer Holdings (-26%). The company was among our largest holdings. The second-largest relative detractor was an overweight in Keurig Dr Pepper (-7%). The company was among our largest holdings. Another notable relative detractor was an underweight in Walmart (+31%). The company was one of the fund's biggest holdings.
•In contrast, the primary contributor to performance versus the sector index was security selection in personal care products. An overweight in soft drinks & non-alcoholic beverages also boosted relative performance. Also lifting the fund's relative result was stock selection in tobacco.
•The top individual relative contributor was an overweight in Bunge Global (+67%). The stock was among our biggest holdings this period. The second-largest relative contributor was an overweight in Estee Lauder (+54%). This period we decreased our investment in Estee Lauder. An underweight in Costco Wholesale (-3%) also contributed. This period we increased our stake in Costco Wholesale. The company was one of our biggest holdings.
•Notable changes in positioning include increased exposure to the tobacco and food retail industries.
How did the Fund perform over the past 10 years?

CUMULATIVE PERFORMANCE
February 29, 2016 through February 28, 2026.
Initial investment of $10,000 and the current sales charge was paid.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	10 Year
Class M (incl. 3.50% sales charge)	5.43%	6.46%	6.19%
Class M (without 3.50% sales charge)	9.26%	7.22%	6.56%
MSCI U.S. IMI Consumer Staples 25-50 Index	11.13%	10.77%	9.31%
S&P 500® Index	16.99%	14.19%	15.50%

Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of February 28, 2026)

KEY FACTS
Fund Size	$1,186,874,554
Number of Holdings	47
Total Advisory Fee	$7,689,080
Portfolio Turnover	52%
What did the Fund invest in?
(as of February 28, 2026)

TOP INDUSTRIES (% of Fund's net assets)
Beverages	31.0
Consumer Staples Distribution & Retail	28.2
Household Products	15.5
Food Products	11.3
Personal Care Products	7.1
Tobacco	6.1
Broadline Retail	0.7
Financial Services	0.0

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 99.9
Short-Term Investments and Net Other Assets (Liabilities) - 0.1

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 94.7
United Kingdom - 5.3
Italy - 0.0

TOP HOLDINGS (% of Fund's net assets)
Coca-Cola Co/The	14.7
Procter & Gamble Co/The	11.4
Costco Wholesale Corp	8.8
Walmart Inc	7.5
Keurig Dr Pepper Inc	7.5
Kenvue Inc	4.8
Mondelez International Inc	4.5
Target Corp	3.5
Energizer Holdings Inc	2.9
British American Tobacco PLC ADR	2.7
68.3
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9912691.101    1782-TSRA-0426

ANNUAL SHAREHOLDER REPORT | AS OF FEBRUARY 28, 2026
Consumer Staples Portfolio Fidelity Advisor® Consumer Staples Fund Class I : FDIGX

This annual shareholder report contains information about Consumer Staples Portfolio for the period March 1, 2025 to February 28, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$ 74	0.71%
What affected the Fund's performance this period?

•U.S. stocks achieved a strong gain for the 12 months ending February 28, 2026, reflecting a historically fast rebound that began in early April, bolstered by strong corporate fundamentals, a resilient economy and, beginning in September, the Federal Reserve's first interest-rate reductions since December 2024.
•Against this backdrop, market selection was the primary detractor from the fund's performance versus the MSCI US IMI Consumer Staples 25/50 Index for the fiscal year, especially an overweight in distillers & vintners. Stock selection in soft drinks & non-alcoholic beverages also hampered the fund's result. Also detracting from our result was an underweight in tobacco.
•The largest individual relative detractor was an overweight in Energizer Holdings (-26%). The company was among our largest holdings. The second-largest relative detractor was an overweight in Keurig Dr Pepper (-7%). The company was among our largest holdings. Another notable relative detractor was an underweight in Walmart (+31%). The company was one of the fund's biggest holdings.
•In contrast, the primary contributor to performance versus the sector index was security selection in personal care products. An overweight in soft drinks & non-alcoholic beverages also boosted relative performance. Also lifting the fund's relative result was stock selection in tobacco.
•The top individual relative contributor was an overweight in Bunge Global (+67%). The stock was among our biggest holdings this period. The second-largest relative contributor was an overweight in Estee Lauder (+54%). This period we decreased our investment in Estee Lauder. An underweight in Costco Wholesale (-3%) also contributed. This period we increased our stake in Costco Wholesale. The company was one of our biggest holdings.
•Notable changes in positioning include increased exposure to the tobacco and food retail industries.
How did the Fund perform over the past 10 years?

CUMULATIVE PERFORMANCE
February 29, 2016 through February 28, 2026.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	10 Year
Class I	9.82%	7.79%	7.14%
MSCI U.S. IMI Consumer Staples 25-50 Index	11.13%	10.77%	9.31%
S&P 500® Index	16.99%	14.19%	15.50%

Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of February 28, 2026)

KEY FACTS
Fund Size	$1,186,874,554
Number of Holdings	47
Total Advisory Fee	$7,689,080
Portfolio Turnover	52%
What did the Fund invest in?
(as of February 28, 2026)

TOP INDUSTRIES (% of Fund's net assets)
Beverages	31.0
Consumer Staples Distribution & Retail	28.2
Household Products	15.5
Food Products	11.3
Personal Care Products	7.1
Tobacco	6.1
Broadline Retail	0.7
Financial Services	0.0

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 99.9
Short-Term Investments and Net Other Assets (Liabilities) - 0.1

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 94.7
United Kingdom - 5.3
Italy - 0.0

TOP HOLDINGS (% of Fund's net assets)
Coca-Cola Co/The	14.7
Procter & Gamble Co/The	11.4
Costco Wholesale Corp	8.8
Walmart Inc	7.5
Keurig Dr Pepper Inc	7.5
Kenvue Inc	4.8
Mondelez International Inc	4.5
Target Corp	3.5
Energizer Holdings Inc	2.9
British American Tobacco PLC ADR	2.7
68.3
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9912692.101    1783-TSRA-0426

ANNUAL SHAREHOLDER REPORT | AS OF FEBRUARY 28, 2026
Consumer Staples Portfolio Fidelity Advisor® Consumer Staples Fund Class C : FDCGX

This annual shareholder report contains information about Consumer Staples Portfolio for the period March 1, 2025 to February 28, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 180	1.72%
What affected the Fund's performance this period?

•U.S. stocks achieved a strong gain for the 12 months ending February 28, 2026, reflecting a historically fast rebound that began in early April, bolstered by strong corporate fundamentals, a resilient economy and, beginning in September, the Federal Reserve's first interest-rate reductions since December 2024.
•Against this backdrop, market selection was the primary detractor from the fund's performance versus the MSCI US IMI Consumer Staples 25/50 Index for the fiscal year, especially an overweight in distillers & vintners. Stock selection in soft drinks & non-alcoholic beverages also hampered the fund's result. Also detracting from our result was an underweight in tobacco.
•The largest individual relative detractor was an overweight in Energizer Holdings (-26%). The company was among our largest holdings. The second-largest relative detractor was an overweight in Keurig Dr Pepper (-7%). The company was among our largest holdings. Another notable relative detractor was an underweight in Walmart (+31%). The company was one of the fund's biggest holdings.
•In contrast, the primary contributor to performance versus the sector index was security selection in personal care products. An overweight in soft drinks & non-alcoholic beverages also boosted relative performance. Also lifting the fund's relative result was stock selection in tobacco.
•The top individual relative contributor was an overweight in Bunge Global (+67%). The stock was among our biggest holdings this period. The second-largest relative contributor was an overweight in Estee Lauder (+54%). This period we decreased our investment in Estee Lauder. An underweight in Costco Wholesale (-3%) also contributed. This period we increased our stake in Costco Wholesale. The company was one of our biggest holdings.
•Notable changes in positioning include increased exposure to the tobacco and food retail industries.
How did the Fund perform over the past 10 years?

CUMULATIVE PERFORMANCE
February 29, 2016 through February 28, 2026.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	10 Year
Class C (incl. contingent deferred sales charge)	7.71%	6.69%	6.21%
Class C	8.71%	6.69%	6.21%
MSCI U.S. IMI Consumer Staples 25-50 Index	11.13%	10.77%	9.31%
S&P 500® Index	16.99%	14.19%	15.50%

Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of February 28, 2026)

KEY FACTS
Fund Size	$1,186,874,554
Number of Holdings	47
Total Advisory Fee	$7,689,080
Portfolio Turnover	52%
What did the Fund invest in?
(as of February 28, 2026)

TOP INDUSTRIES (% of Fund's net assets)
Beverages	31.0
Consumer Staples Distribution & Retail	28.2
Household Products	15.5
Food Products	11.3
Personal Care Products	7.1
Tobacco	6.1
Broadline Retail	0.7
Financial Services	0.0

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 99.9
Short-Term Investments and Net Other Assets (Liabilities) - 0.1

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 94.7
United Kingdom - 5.3
Italy - 0.0

TOP HOLDINGS (% of Fund's net assets)
Coca-Cola Co/The	14.7
Procter & Gamble Co/The	11.4
Costco Wholesale Corp	8.8
Walmart Inc	7.5
Keurig Dr Pepper Inc	7.5
Kenvue Inc	4.8
Mondelez International Inc	4.5
Target Corp	3.5
Energizer Holdings Inc	2.9
British American Tobacco PLC ADR	2.7
68.3
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9912690.101    1781-TSRA-0426

ANNUAL SHAREHOLDER REPORT | AS OF FEBRUARY 28, 2026
Consumer Staples Portfolio Fidelity Advisor® Consumer Staples Fund Class A : FDAGX

This annual shareholder report contains information about Consumer Staples Portfolio for the period March 1, 2025 to February 28, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 102	0.97%
What affected the Fund's performance this period?

•U.S. stocks achieved a strong gain for the 12 months ending February 28, 2026, reflecting a historically fast rebound that began in early April, bolstered by strong corporate fundamentals, a resilient economy and, beginning in September, the Federal Reserve's first interest-rate reductions since December 2024.
•Against this backdrop, market selection was the primary detractor from the fund's performance versus the MSCI US IMI Consumer Staples 25/50 Index for the fiscal year, especially an overweight in distillers & vintners. Stock selection in soft drinks & non-alcoholic beverages also hampered the fund's result. Also detracting from our result was an underweight in tobacco.
•The largest individual relative detractor was an overweight in Energizer Holdings (-26%). The company was among our largest holdings. The second-largest relative detractor was an overweight in Keurig Dr Pepper (-7%). The company was among our largest holdings. Another notable relative detractor was an underweight in Walmart (+31%). The company was one of the fund's biggest holdings.
•In contrast, the primary contributor to performance versus the sector index was security selection in personal care products. An overweight in soft drinks & non-alcoholic beverages also boosted relative performance. Also lifting the fund's relative result was stock selection in tobacco.
•The top individual relative contributor was an overweight in Bunge Global (+67%). The stock was among our biggest holdings this period. The second-largest relative contributor was an overweight in Estee Lauder (+54%). This period we decreased our investment in Estee Lauder. An underweight in Costco Wholesale (-3%) also contributed. This period we increased our stake in Costco Wholesale. The company was one of our biggest holdings.
•Notable changes in positioning include increased exposure to the tobacco and food retail industries.
How did the Fund perform over the past 10 years?

CUMULATIVE PERFORMANCE
February 29, 2016 through February 28, 2026.
Initial investment of $10,000 and the current sales charge was paid.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	10 Year
Class A (incl. 5.75% sales charge)	3.23%	6.23%	6.22%
Class A (without 5.75% sales charge)	9.53%	7.50%	6.85%
MSCI U.S. IMI Consumer Staples 25-50 Index	11.13%	10.77%	9.31%
S&P 500® Index	16.99%	14.19%	15.50%

Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of February 28, 2026)

KEY FACTS
Fund Size	$1,186,874,554
Number of Holdings	47
Total Advisory Fee	$7,689,080
Portfolio Turnover	52%
What did the Fund invest in?
(as of February 28, 2026)

TOP INDUSTRIES (% of Fund's net assets)
Beverages	31.0
Consumer Staples Distribution & Retail	28.2
Household Products	15.5
Food Products	11.3
Personal Care Products	7.1
Tobacco	6.1
Broadline Retail	0.7
Financial Services	0.0

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 99.9
Short-Term Investments and Net Other Assets (Liabilities) - 0.1

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 94.7
United Kingdom - 5.3
Italy - 0.0

TOP HOLDINGS (% of Fund's net assets)
Coca-Cola Co/The	14.7
Procter & Gamble Co/The	11.4
Costco Wholesale Corp	8.8
Walmart Inc	7.5
Keurig Dr Pepper Inc	7.5
Kenvue Inc	4.8
Mondelez International Inc	4.5
Target Corp	3.5
Energizer Holdings Inc	2.9
British American Tobacco PLC ADR	2.7
68.3
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9912689.101    1779-TSRA-0426

ANNUAL SHAREHOLDER REPORT | AS OF FEBRUARY 28, 2026	This report describes changes to the Fund that occurred during the reporting period.
Consumer Discretionary Portfolio Consumer Discretionary Portfolio : FSCPX

This annual shareholder report contains information about Consumer Discretionary Portfolio for the period March 1, 2025 to February 28, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Consumer Discretionary Portfolio	$ 72	0.68%
What affected the Fund's performance this period?

•U.S. stocks achieved a strong gain for the 12 months ending February 28, 2026, reflecting a historically fast rebound that began in early April, bolstered by strong corporate fundamentals, a resilient economy and, beginning in September, the Federal Reserve's first interest-rate reductions since December 2024.
•Against this backdrop, security selection was the primary contributor to the fund's performance versus the MSCI US IMI Consumer Discretionary 25/50 Index for the fiscal year, led by apparel, accessories & luxury goods. Security selection and overweights in home furnishings and apparel retail also boosted the fund's relative performance.
•The top individual relative contributor was our non-index stake in Aritzia (+92%). A second notable relative contributor was an overweight in Somnigroup International (+40%). The stock was one of the fund's largest holdings. Another notable relative contributor was an overweight in Tapestry (+84%).
•In contrast, the primary detractor from performance versus the sector index was an underweight in automobile manufacturers. Also hurting our result was stock picking in automotive retail and broadline retail.
•The largest individual relative detractor was an overweight in Floor & Decor Holdings (-28%). This period we increased our investment in Floor & Decor Holdings. The second-largest relative detractor was an underweight in Tesla (+37%). The company was one of the fund's largest holdings. An overweight in Domino's Pizza (-17%) also detracted.
•Notable changes in positioning include increased exposure to the apparel retail and automobile manufacturers industries.
How did the Fund perform over the past 10 years?

CUMULATIVE PERFORMANCE
February 29, 2016 through February 28, 2026.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	10 Year
Consumer Discretionary Portfolio	10.48%	7.03%	12.72%
MSCI U.S. IMI Consumer Discretionary 25-50 Index	8.17%	7.23%	14.26%
S&P 500® Index	16.99%	14.19%	15.50%

Visit www.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of February 28, 2026)

KEY FACTS
Fund Size	$960,166,712
Number of Holdings	59
Total Advisory Fee	$4,255,887
Portfolio Turnover	21%
What did the Fund invest in?
(as of February 28, 2026)

TOP INDUSTRIES (% of Fund's net assets)
Broadline Retail	26.1
Specialty Retail	24.7
Automobiles	17.1
Hotels, Restaurants & Leisure	16.8
Household Durables	5.9
Textiles, Apparel & Luxury Goods	4.9
Automobile Components	2.0
Consumer Staples Distribution & Retail	1.5
Construction Materials	0.8

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 99.8
Short-Term Investments and Net Other Assets (Liabilities) - 0.2

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 96.7
Canada - 2.0
Brazil - 0.9
France - 0.2
Switzerland - 0.2

TOP HOLDINGS (% of Fund's net assets)
Amazon.com Inc	24.2
Tesla Inc	15.4
Home Depot Inc/The	4.6
Lowe's Cos Inc	4.4
McDonald's Corp	3.3
TJX Cos Inc/The	3.3
Hilton Worldwide Holdings Inc	2.8
Somnigroup International Inc	2.5
Ross Stores Inc	2.1
Dick's Sporting Goods Inc	1.9
64.5
How has the Fund changed?

This is a summary of certain changes to the Fund since March 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 29, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-8544  or by sending an e-mail to fidfunddocuments@fidelity.com.

Fidelity Advisor® Consumer Discretionary Fund merged into Consumer Discretionary Portfolio on November 14, 2025.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9912757.101    517-TSRA-0426

ANNUAL SHAREHOLDER REPORT | AS OF FEBRUARY 28, 2026
Construction and Housing Portfolio Construction and Housing Portfolio : FSHOX

This annual shareholder report contains information about Construction and Housing Portfolio for the period March 1, 2025 to February 28, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Construction and Housing Portfolio	$ 74	0.68%
What affected the Fund's performance this period?

•U.S. stocks achieved a strong gain for the 12 months ending February 28, 2026, reflecting a historically fast rebound that began in early April, bolstered by strong corporate fundamentals, a resilient economy and, beginning in September, the Federal Reserve's first interest-rate reductions since December 2024.
•Against this backdrop, market selection was the primary detractor from the fund's performance versus the MSCI US IMI Construction & Housing 25/50 Index for the fiscal year, especially an underweight in construction & engineering. An overweight in single-family residential also hampered the fund's result. Also hurting our result was stock selection in construction materials.
•The biggest individual relative detractor was an overweight in Floor & Decor Holdings (-28%). The second-largest relative detractor was an overweight in WillScot Holdings (-34%). Another notable relative detractor was an overweight in Invitation Homes (-20%). The stock was among our largest holdings.
•In contrast, the primary contributor to performance versus the industry index was security selection in building products. Stock picks and an underweight in multi-family residential also boosted relative performance. Also contributing to our result was security selection in homebuilding.
•The top individual relative contributor was an underweight in Home Depot (-2%). The stock was the fund's biggest holding. A second notable relative contributor was an overweight in Johnson Controls International (+71%). The company was among our biggest holdings. An overweight in Comfort Systems USA (+294%) also contributed. The company was one of the fund's biggest holdings at period end.
•Notable changes in positioning include increased exposure to the construction & engineering industry and a lower allocation to multi-family residential.
How did the Fund perform over the past 10 years?

CUMULATIVE PERFORMANCE
February 29, 2016 through February 28, 2026.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	10 Year
Construction and Housing Portfolio	17.84%	15.11%	16.63%
MSCI U.S. IMI Construction & Housing 25-50 Index	18.83%	15.18%	15.92%
S&P 500® Index	16.99%	14.19%	15.50%

Visit www.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of February 28, 2026)

KEY FACTS
Fund Size	$749,479,835
Number of Holdings	54
Total Advisory Fee	$4,863,603
Portfolio Turnover	16%
What did the Fund invest in?
(as of February 28, 2026)

TOP INDUSTRIES (% of Fund's net assets)
Specialty Retail	32.3
Building Products	21.5
Construction & Engineering	14.7
Household Durables	11.2
Construction Materials	11.2
Residential REITs	8.2
Real Estate Management & Development	0.4
Chemicals	0.3
Trading Companies & Distributors	0.2

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 100.0
Short-Term Investments and Net Other Assets (Liabilities) - 0.0

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 100.0

TOP HOLDINGS (% of Fund's net assets)
Home Depot Inc/The	16.0
Lowe's Cos Inc	13.3
Johnson Controls International plc	6.6
Trane Technologies PLC	5.9
Quanta Services Inc	5.0
CRH PLC	4.5
Martin Marietta Materials Inc	4.2
Comfort Systems USA Inc	3.6
PulteGroup Inc	2.5
Invitation Homes Inc	2.5
64.1
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9912752.101    511-TSRA-0426

ANNUAL SHAREHOLDER REPORT | AS OF FEBRUARY 28, 2026
Communication Services Portfolio Communication Services Portfolio : FBMPX

This annual shareholder report contains information about Communication Services Portfolio for the period March 1, 2025 to February 28, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Communication Services Portfolio	$ 74	0.64%
What affected the Fund's performance this period?

•U.S. stocks achieved a strong gain for the 12 months ending February 28, 2026, reflecting a historically fast rebound that began in early April, bolstered by strong corporate fundamentals, a resilient economy and, beginning in September, the Federal Reserve's first interest-rate reductions since December 2024.
•Against this backdrop, security selection was the primary contributor to the fund's performance versus the MSCI U.S. IMI Communication Services 25/50 (Media Linked) Index for the fiscal year, led by semiconductors. An underweight in integrated telecommunication services also boosted relative performance. Also bolstering our relative result were picks in technology hardware, storage & peripherals.
•The fund's non-index stake in SK Hynix gained roughly 190% and was the top individual relative contributor. This was a stake we established this period. The second-largest relative contributor was our non-index stake in Samsung Electronics (+148%). This was a stake we established this period. The stock was one of our largest holdings at period end. An underweight in Trade Desk (-66%) also contributed. The stock was not held at period end.
•In contrast, the primary detractor from performance versus the sector index was an underweight in movies & entertainment. Also hurting our result was stock selection in interactive home entertainment and in broadline retail.
•The biggest individual relative detractor was our non-index stake in Amazon.com (+0%). The stock was among the fund's largest holdings. A second notable relative detractor was our non-index stake in Apple (-7%). The fund did not own Apple at period end. An underweight in Electronic Arts (+56%) also detracted. Electronic Arts was not held at period end.
•Notable changes in positioning include higher allocations to the semiconductors and cable & satellite industries.
How did the Fund perform over the past 10 years?

CUMULATIVE PERFORMANCE
February 29, 2016 through February 28, 2026.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	10 Year
Communication Services Portfolio	29.10%	13.65%	16.48%
MSCI U.S. IMI Communication Services 25-50 (Media Linked) Index	20.97%	9.43%	12.92%
S&P 500® Index	16.99%	14.19%	15.50%

Visit www.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of February 28, 2026)

KEY FACTS
Fund Size	$2,720,115,661
Number of Holdings	44
Total Advisory Fee	$14,051,423
Portfolio Turnover	147%
What did the Fund invest in?
(as of February 28, 2026)

TOP INDUSTRIES (% of Fund's net assets)
Interactive Media & Services	50.0
Diversified Telecommunication Services	12.5
Entertainment	11.6
Media	8.7
Semiconductors & Semiconductor Equipment	5.6
Technology Hardware, Storage & Peripherals	5.1
Broadline Retail	3.3
Specialty Retail	0.7
Electronic Equipment, Instruments & Components	0.5
Others	1.0

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 98.5
Preferred Stocks - 0.5
Short-Term Investments and Net Other Assets (Liabilities) - 1.0

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 93.3
Korea (South) - 3.0
Taiwan - 2.7
Japan - 0.7
Canada - 0.3

TOP HOLDINGS (% of Fund's net assets)
Meta Platforms Inc Class A	24.9
Alphabet Inc Class A	24.9
Verizon Communications Inc	4.9
AT&T Inc	4.9
EchoStar Corp Class A	4.9
Amazon.com Inc	3.3
Taiwan Semiconductor Manufacturing Co Ltd ADR	2.7
Take-Two Interactive Software Inc	2.5
ROBLOX Corp Class A	2.4
AST SpaceMobile Inc Class A	2.2
77.6
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9912743.101    503-TSRA-0426

ANNUAL SHAREHOLDER REPORT | AS OF FEBRUARY 28, 2026
Communication Services Portfolio Fidelity Advisor® Communication Services Fund Class Z : FGKMX

This annual shareholder report contains information about Communication Services Portfolio for the period March 1, 2025 to February 28, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$ 65	0.57%
What affected the Fund's performance this period?

•U.S. stocks achieved a strong gain for the 12 months ending February 28, 2026, reflecting a historically fast rebound that began in early April, bolstered by strong corporate fundamentals, a resilient economy and, beginning in September, the Federal Reserve's first interest-rate reductions since December 2024.
•Against this backdrop, security selection was the primary contributor to the fund's performance versus the MSCI U.S. IMI Communication Services 25/50 (Media Linked) Index for the fiscal year, led by semiconductors. An underweight in integrated telecommunication services also boosted relative performance. Also bolstering our relative result were picks in technology hardware, storage & peripherals.
•The fund's non-index stake in SK Hynix gained roughly 190% and was the top individual relative contributor. This was a stake we established this period. The second-largest relative contributor was our non-index stake in Samsung Electronics (+148%). This was a stake we established this period. The stock was one of our largest holdings at period end. An underweight in Trade Desk (-66%) also contributed. The stock was not held at period end.
•In contrast, the primary detractor from performance versus the sector index was an underweight in movies & entertainment. Also hurting our result was stock selection in interactive home entertainment and in broadline retail.
•The biggest individual relative detractor was our non-index stake in Amazon.com (+0%). The stock was among the fund's largest holdings. A second notable relative detractor was our non-index stake in Apple (-7%). The fund did not own Apple at period end. An underweight in Electronic Arts (+56%) also detracted. Electronic Arts was not held at period end.
•Notable changes in positioning include higher allocations to the semiconductors and cable & satellite industries.
How did the Fund perform over the life of Fund?

CUMULATIVE PERFORMANCE
November 30, 2018 through February 28, 2026.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	Life of Fund A
Class Z	29.19%	13.79%	18.27%
MSCI U.S. IMI Communication Services 25-50 (Media Linked) Index	20.97%	9.43%	13.74%
S&P 500® Index	16.99%	14.19%	15.24%
A   From November 30, 2018

Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of February 28, 2026)

KEY FACTS
Fund Size	$2,720,115,661
Number of Holdings	44
Total Advisory Fee	$14,051,423
Portfolio Turnover	147%
What did the Fund invest in?
(as of February 28, 2026)

TOP INDUSTRIES (% of Fund's net assets)
Interactive Media & Services	50.0
Diversified Telecommunication Services	12.5
Entertainment	11.6
Media	8.7
Semiconductors & Semiconductor Equipment	5.6
Technology Hardware, Storage & Peripherals	5.1
Broadline Retail	3.3
Specialty Retail	0.7
Electronic Equipment, Instruments & Components	0.5
Others	1.0

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 98.5
Preferred Stocks - 0.5
Short-Term Investments and Net Other Assets (Liabilities) - 1.0

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 93.3
Korea (South) - 3.0
Taiwan - 2.7
Japan - 0.7
Canada - 0.3

TOP HOLDINGS (% of Fund's net assets)
Meta Platforms Inc Class A	24.9
Alphabet Inc Class A	24.9
Verizon Communications Inc	4.9
AT&T Inc	4.9
EchoStar Corp Class A	4.9
Amazon.com Inc	3.3
Taiwan Semiconductor Manufacturing Co Ltd ADR	2.7
Take-Two Interactive Software Inc	2.5
ROBLOX Corp Class A	2.4
AST SpaceMobile Inc Class A	2.2
77.6
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9912742.101    3328-TSRA-0426

ANNUAL SHAREHOLDER REPORT | AS OF FEBRUARY 28, 2026
Communication Services Portfolio Fidelity Advisor® Communication Services Fund Class M : FGEMX

This annual shareholder report contains information about Communication Services Portfolio for the period March 1, 2025 to February 28, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M	$ 136	1.19%
What affected the Fund's performance this period?

•U.S. stocks achieved a strong gain for the 12 months ending February 28, 2026, reflecting a historically fast rebound that began in early April, bolstered by strong corporate fundamentals, a resilient economy and, beginning in September, the Federal Reserve's first interest-rate reductions since December 2024.
•Against this backdrop, security selection was the primary contributor to the fund's performance versus the MSCI U.S. IMI Communication Services 25/50 (Media Linked) Index for the fiscal year, led by semiconductors. An underweight in integrated telecommunication services also boosted relative performance. Also bolstering our relative result were picks in technology hardware, storage & peripherals.
•The fund's non-index stake in SK Hynix gained roughly 190% and was the top individual relative contributor. This was a stake we established this period. The second-largest relative contributor was our non-index stake in Samsung Electronics (+148%). This was a stake we established this period. The stock was one of our largest holdings at period end. An underweight in Trade Desk (-66%) also contributed. The stock was not held at period end.
•In contrast, the primary detractor from performance versus the sector index was an underweight in movies & entertainment. Also hurting our result was stock selection in interactive home entertainment and in broadline retail.
•The biggest individual relative detractor was our non-index stake in Amazon.com (+0%). The stock was among the fund's largest holdings. A second notable relative detractor was our non-index stake in Apple (-7%). The fund did not own Apple at period end. An underweight in Electronic Arts (+56%) also detracted. Electronic Arts was not held at period end.
•Notable changes in positioning include higher allocations to the semiconductors and cable & satellite industries.
How did the Fund perform over the life of Fund?

CUMULATIVE PERFORMANCE
November 30, 2018 through February 28, 2026.
Initial investment of $10,000 and the current sales charge was paid.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	Life of Fund A
Class M (incl. 3.50% sales charge)	23.90%	12.24%	16.90%
Class M (without 3.50% sales charge)	28.39%	13.04%	17.48%
MSCI U.S. IMI Communication Services 25-50 (Media Linked) Index	20.97%	9.43%	13.74%
S&P 500® Index	16.99%	14.19%	15.24%
A   From November 30, 2018

Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of February 28, 2026)

KEY FACTS
Fund Size	$2,720,115,661
Number of Holdings	44
Total Advisory Fee	$14,051,423
Portfolio Turnover	147%
What did the Fund invest in?
(as of February 28, 2026)

TOP INDUSTRIES (% of Fund's net assets)
Interactive Media & Services	50.0
Diversified Telecommunication Services	12.5
Entertainment	11.6
Media	8.7
Semiconductors & Semiconductor Equipment	5.6
Technology Hardware, Storage & Peripherals	5.1
Broadline Retail	3.3
Specialty Retail	0.7
Electronic Equipment, Instruments & Components	0.5
Others	1.0

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 98.5
Preferred Stocks - 0.5
Short-Term Investments and Net Other Assets (Liabilities) - 1.0

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 93.3
Korea (South) - 3.0
Taiwan - 2.7
Japan - 0.7
Canada - 0.3

TOP HOLDINGS (% of Fund's net assets)
Meta Platforms Inc Class A	24.9
Alphabet Inc Class A	24.9
Verizon Communications Inc	4.9
AT&T Inc	4.9
EchoStar Corp Class A	4.9
Amazon.com Inc	3.3
Taiwan Semiconductor Manufacturing Co Ltd ADR	2.7
Take-Two Interactive Software Inc	2.5
ROBLOX Corp Class A	2.4
AST SpaceMobile Inc Class A	2.2
77.6
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9912739.101    3325-TSRA-0426

ANNUAL SHAREHOLDER REPORT | AS OF FEBRUARY 28, 2026
Communication Services Portfolio Fidelity Advisor® Communication Services Fund Class I : FGJMX

This annual shareholder report contains information about Communication Services Portfolio for the period March 1, 2025 to February 28, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$ 79	0.69%
What affected the Fund's performance this period?

•U.S. stocks achieved a strong gain for the 12 months ending February 28, 2026, reflecting a historically fast rebound that began in early April, bolstered by strong corporate fundamentals, a resilient economy and, beginning in September, the Federal Reserve's first interest-rate reductions since December 2024.
•Against this backdrop, security selection was the primary contributor to the fund's performance versus the MSCI U.S. IMI Communication Services 25/50 (Media Linked) Index for the fiscal year, led by semiconductors. An underweight in integrated telecommunication services also boosted relative performance. Also bolstering our relative result were picks in technology hardware, storage & peripherals.
•The fund's non-index stake in SK Hynix gained roughly 190% and was the top individual relative contributor. This was a stake we established this period. The second-largest relative contributor was our non-index stake in Samsung Electronics (+148%). This was a stake we established this period. The stock was one of our largest holdings at period end. An underweight in Trade Desk (-66%) also contributed. The stock was not held at period end.
•In contrast, the primary detractor from performance versus the sector index was an underweight in movies & entertainment. Also hurting our result was stock selection in interactive home entertainment and in broadline retail.
•The biggest individual relative detractor was our non-index stake in Amazon.com (+0%). The stock was among the fund's largest holdings. A second notable relative detractor was our non-index stake in Apple (-7%). The fund did not own Apple at period end. An underweight in Electronic Arts (+56%) also detracted. Electronic Arts was not held at period end.
•Notable changes in positioning include higher allocations to the semiconductors and cable & satellite industries.
How did the Fund perform over the life of Fund?

CUMULATIVE PERFORMANCE
November 30, 2018 through February 28, 2026.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	Life of Fund A
Class I	29.04%	13.64%	18.11%
MSCI U.S. IMI Communication Services 25-50 (Media Linked) Index	20.97%	9.43%	13.74%
S&P 500® Index	16.99%	14.19%	15.24%
A   From November 30, 2018

Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of February 28, 2026)

KEY FACTS
Fund Size	$2,720,115,661
Number of Holdings	44
Total Advisory Fee	$14,051,423
Portfolio Turnover	147%
What did the Fund invest in?
(as of February 28, 2026)

TOP INDUSTRIES (% of Fund's net assets)
Interactive Media & Services	50.0
Diversified Telecommunication Services	12.5
Entertainment	11.6
Media	8.7
Semiconductors & Semiconductor Equipment	5.6
Technology Hardware, Storage & Peripherals	5.1
Broadline Retail	3.3
Specialty Retail	0.7
Electronic Equipment, Instruments & Components	0.5
Others	1.0

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 98.5
Preferred Stocks - 0.5
Short-Term Investments and Net Other Assets (Liabilities) - 1.0

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 93.3
Korea (South) - 3.0
Taiwan - 2.7
Japan - 0.7
Canada - 0.3

TOP HOLDINGS (% of Fund's net assets)
Meta Platforms Inc Class A	24.9
Alphabet Inc Class A	24.9
Verizon Communications Inc	4.9
AT&T Inc	4.9
EchoStar Corp Class A	4.9
Amazon.com Inc	3.3
Taiwan Semiconductor Manufacturing Co Ltd ADR	2.7
Take-Two Interactive Software Inc	2.5
ROBLOX Corp Class A	2.4
AST SpaceMobile Inc Class A	2.2
77.6
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9912741.101    3327-TSRA-0426

ANNUAL SHAREHOLDER REPORT | AS OF FEBRUARY 28, 2026
Communication Services Portfolio Fidelity Advisor® Communication Services Fund Class C : FGHMX

This annual shareholder report contains information about Communication Services Portfolio for the period March 1, 2025 to February 28, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 192	1.69%
What affected the Fund's performance this period?

•U.S. stocks achieved a strong gain for the 12 months ending February 28, 2026, reflecting a historically fast rebound that began in early April, bolstered by strong corporate fundamentals, a resilient economy and, beginning in September, the Federal Reserve's first interest-rate reductions since December 2024.
•Against this backdrop, security selection was the primary contributor to the fund's performance versus the MSCI U.S. IMI Communication Services 25/50 (Media Linked) Index for the fiscal year, led by semiconductors. An underweight in integrated telecommunication services also boosted relative performance. Also bolstering our relative result were picks in technology hardware, storage & peripherals.
•The fund's non-index stake in SK Hynix gained roughly 190% and was the top individual relative contributor. This was a stake we established this period. The second-largest relative contributor was our non-index stake in Samsung Electronics (+148%). This was a stake we established this period. The stock was one of our largest holdings at period end. An underweight in Trade Desk (-66%) also contributed. The stock was not held at period end.
•In contrast, the primary detractor from performance versus the sector index was an underweight in movies & entertainment. Also hurting our result was stock selection in interactive home entertainment and in broadline retail.
•The biggest individual relative detractor was our non-index stake in Amazon.com (+0%). The stock was among the fund's largest holdings. A second notable relative detractor was our non-index stake in Apple (-7%). The fund did not own Apple at period end. An underweight in Electronic Arts (+56%) also detracted. Electronic Arts was not held at period end.
•Notable changes in positioning include higher allocations to the semiconductors and cable & satellite industries.
How did the Fund perform over the life of Fund?

CUMULATIVE PERFORMANCE
November 30, 2018 through February 28, 2026.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	Life of Fund A
Class C (incl. contingent deferred sales charge)	26.76%	12.49%	16.91%
Class C	27.76%	12.49%	16.91%
MSCI U.S. IMI Communication Services 25-50 (Media Linked) Index	20.97%	9.43%	13.74%
S&P 500® Index	16.99%	14.19%	15.24%
A   From November 30, 2018

Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of February 28, 2026)

KEY FACTS
Fund Size	$2,720,115,661
Number of Holdings	44
Total Advisory Fee	$14,051,423
Portfolio Turnover	147%
What did the Fund invest in?
(as of February 28, 2026)

TOP INDUSTRIES (% of Fund's net assets)
Interactive Media & Services	50.0
Diversified Telecommunication Services	12.5
Entertainment	11.6
Media	8.7
Semiconductors & Semiconductor Equipment	5.6
Technology Hardware, Storage & Peripherals	5.1
Broadline Retail	3.3
Specialty Retail	0.7
Electronic Equipment, Instruments & Components	0.5
Others	1.0

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 98.5
Preferred Stocks - 0.5
Short-Term Investments and Net Other Assets (Liabilities) - 1.0

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 93.3
Korea (South) - 3.0
Taiwan - 2.7
Japan - 0.7
Canada - 0.3

TOP HOLDINGS (% of Fund's net assets)
Meta Platforms Inc Class A	24.9
Alphabet Inc Class A	24.9
Verizon Communications Inc	4.9
AT&T Inc	4.9
EchoStar Corp Class A	4.9
Amazon.com Inc	3.3
Taiwan Semiconductor Manufacturing Co Ltd ADR	2.7
Take-Two Interactive Software Inc	2.5
ROBLOX Corp Class A	2.4
AST SpaceMobile Inc Class A	2.2
77.6
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9912740.101    3326-TSRA-0426

ANNUAL SHAREHOLDER REPORT | AS OF FEBRUARY 28, 2026
Communication Services Portfolio Fidelity Advisor® Communication Services Fund Class A : FGDMX

This annual shareholder report contains information about Communication Services Portfolio for the period March 1, 2025 to February 28, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 107	0.94%
What affected the Fund's performance this period?

•U.S. stocks achieved a strong gain for the 12 months ending February 28, 2026, reflecting a historically fast rebound that began in early April, bolstered by strong corporate fundamentals, a resilient economy and, beginning in September, the Federal Reserve's first interest-rate reductions since December 2024.
•Against this backdrop, security selection was the primary contributor to the fund's performance versus the MSCI U.S. IMI Communication Services 25/50 (Media Linked) Index for the fiscal year, led by semiconductors. An underweight in integrated telecommunication services also boosted relative performance. Also bolstering our relative result were picks in technology hardware, storage & peripherals.
•The fund's non-index stake in SK Hynix gained roughly 190% and was the top individual relative contributor. This was a stake we established this period. The second-largest relative contributor was our non-index stake in Samsung Electronics (+148%). This was a stake we established this period. The stock was one of our largest holdings at period end. An underweight in Trade Desk (-66%) also contributed. The stock was not held at period end.
•In contrast, the primary detractor from performance versus the sector index was an underweight in movies & entertainment. Also hurting our result was stock selection in interactive home entertainment and in broadline retail.
•The biggest individual relative detractor was our non-index stake in Amazon.com (+0%). The stock was among the fund's largest holdings. A second notable relative detractor was our non-index stake in Apple (-7%). The fund did not own Apple at period end. An underweight in Electronic Arts (+56%) also detracted. Electronic Arts was not held at period end.
•Notable changes in positioning include higher allocations to the semiconductors and cable & satellite industries.
How did the Fund perform over the life of Fund?

CUMULATIVE PERFORMANCE
November 30, 2018 through February 28, 2026.
Initial investment of $10,000 and the current sales charge was paid.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	Life of Fund A
Class A (incl. 5.75% sales charge)	21.32%	11.99%	16.82%
Class A (without 5.75% sales charge)	28.72%	13.32%	17.77%
MSCI U.S. IMI Communication Services 25-50 (Media Linked) Index	20.97%	9.43%	13.74%
S&P 500® Index	16.99%	14.19%	15.24%
A   From November 30, 2018

Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of February 28, 2026)

KEY FACTS
Fund Size	$2,720,115,661
Number of Holdings	44
Total Advisory Fee	$14,051,423
Portfolio Turnover	147%
What did the Fund invest in?
(as of February 28, 2026)

TOP INDUSTRIES (% of Fund's net assets)
Interactive Media & Services	50.0
Diversified Telecommunication Services	12.5
Entertainment	11.6
Media	8.7
Semiconductors & Semiconductor Equipment	5.6
Technology Hardware, Storage & Peripherals	5.1
Broadline Retail	3.3
Specialty Retail	0.7
Electronic Equipment, Instruments & Components	0.5
Others	1.0

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 98.5
Preferred Stocks - 0.5
Short-Term Investments and Net Other Assets (Liabilities) - 1.0

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 93.3
Korea (South) - 3.0
Taiwan - 2.7
Japan - 0.7
Canada - 0.3

TOP HOLDINGS (% of Fund's net assets)
Meta Platforms Inc Class A	24.9
Alphabet Inc Class A	24.9
Verizon Communications Inc	4.9
AT&T Inc	4.9
EchoStar Corp Class A	4.9
Amazon.com Inc	3.3
Taiwan Semiconductor Manufacturing Co Ltd ADR	2.7
Take-Two Interactive Software Inc	2.5
ROBLOX Corp Class A	2.4
AST SpaceMobile Inc Class A	2.2
77.6
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9912738.101    3324-TSRA-0426

ANNUAL SHAREHOLDER REPORT | AS OF FEBRUARY 28, 2026
Chemicals Portfolio Chemicals Portfolio : FSCHX

This annual shareholder report contains information about Chemicals Portfolio for the period March 1, 2025 to February 28, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Chemicals Portfolio	$ 70	0.68%
What affected the Fund's performance this period?

•U.S. stocks achieved a strong gain for the 12 months ending February 28, 2026, reflecting a historically fast rebound that began in early April, bolstered by strong corporate fundamentals, a resilient economy and, beginning in September, the Federal Reserve's first interest-rate reductions since December 2024.
•Against this backdrop, security selection was the primary detractor from the fund's performance versus the MSCI US IMI Chemicals 25/50 Index for the fiscal year, led by commodity chemicals. An underweight in fertilizers & agricultural chemicals also hampered the fund's result. Also hurting our result was stock selection in specialty chemicals.
•The largest individual relative detractor was an underweight in Albemarle (+137%). The stock was not held at period end. A second notable relative detractor was an overweight in Orion (-59%). This period we decreased our investment in Orion. Another notable relative detractor was our stake in Mosaic (-21%). This was a stake we established this period.
•In contrast, the primary contributor to performance versus the industry index was security selection in fertilizers & agricultural chemicals.
•The top individual relative contributor was an overweight in Element Solutions (+34%). The stock was one of our biggest holdings. A second notable relative contributor was an underweight in Dow (-14%). This was an investment we established this period. Another notable relative contributor was an overweight in Solstice Advanced Materials (+73%). This was an investment we established this period.
•Notable changes in positioning include increased exposure to the fertilizers & agricultural chemicals industry and a lower allocation to commodity chemicals.
How did the Fund perform over the past 10 years?

CUMULATIVE PERFORMANCE
February 29, 2016 through February 28, 2026.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	10 Year
Chemicals Portfolio	5.91%	5.29%	7.98%
MSCI U.S. IMI Chemicals 25-50 Index	9.96%	6.43%	10.15%
S&P 500® Index	16.99%	14.19%	15.50%

Visit www.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of February 28, 2026)

KEY FACTS
Fund Size	$464,222,612
Number of Holdings	30
Total Advisory Fee	$2,856,722
Portfolio Turnover	46%
What did the Fund invest in?
(as of February 28, 2026)

TOP INDUSTRIES (% of Fund's net assets)
Chemicals	98.7

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 98.7
Short-Term Investments and Net Other Assets (Liabilities) - 1.3

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 99.9
Germany - 0.1

TOP HOLDINGS (% of Fund's net assets)
Linde PLC	24.8
Sherwin-Williams Co/The	17.1
Element Solutions Inc	6.7
Corteva Inc	4.9
Ecolab Inc	4.8
PPG Industries Inc	4.5
Air Products and Chemicals Inc	4.0
Scotts Miracle-Gro Co/The	3.3
Ingevity Corp	3.2
International Flavors & Fragrances Inc	3.0
76.3
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9912704.101    69-TSRA-0426

ANNUAL SHAREHOLDER REPORT | AS OF FEBRUARY 28, 2026
Brokerage and Investment Management Portfolio Brokerage and Investment Management Portfolio : FSLBX

This annual shareholder report contains information about Brokerage and Investment Management Portfolio for the period March 1, 2025 to February 28, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Brokerage and Investment Management Portfolio	$ 63	0.66%
What affected the Fund's performance this period?

•U.S. stocks achieved a strong gain for the 12 months ending February 28, 2026, reflecting a historically fast rebound that began in early April, bolstered by strong corporate fundamentals, a resilient economy and, beginning in September, the Federal Reserve's first interest-rate reductions since December 2024.
•Against this backdrop, security selection was the primary detractor from the fund's performance versus the MSCI US IMI Capital Markets 5% Capped Linked Index for the fiscal year, especially within asset management & custody banks. Security selection in diversified financial services also hampered the fund's result. Also hurting our result were stock picking and an underweight in investment banking & brokerage.
•The largest individual relative detractor was an overweight in Blue Owl Capital (-48%). The company was one of our biggest holdings. A non-index stake in Apollo Global Management returned approximately -29% and was the second-largest relative detractor. The stock was among our largest holdings. Not owning Goldman Sachs, an index component that gained about 40%, was another notable relative detractor.
•In contrast, the biggest contributor to performance versus the industry index was stock selection in the financial exchanges & data group. An underweight in asset management & custody banks also boosted relative performance.
•Not owning FactSet Research Systems, an index component that returned roughly -52%, was the top individual relative contributor. Not owning Morningstar, an index component that returned -41%, was the second-largest relative contributor. Another notable relative contributor was an overweight in Interactive Brokers (+40%).
•Notable changes in positioning include increased exposure to diversified financial services.
How did the Fund perform over the past 10 years?

CUMULATIVE PERFORMANCE
February 29, 2016 through February 28, 2026.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	10 Year
Brokerage and Investment Management Portfolio	-9.37%	11.76%	15.19%
MSCI U.S. IMI Capital Markets 5% Capped Linked Index	5.38%	14.78%	17.29%
S&P 500® Index	16.99%	14.19%	15.50%

Visit www.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of February 28, 2026)

KEY FACTS
Fund Size	$988,541,065
Number of Holdings	42
Total Advisory Fee	$8,400,231
Portfolio Turnover	10%
What did the Fund invest in?
(as of February 28, 2026)

TOP INDUSTRIES (% of Fund's net assets)
Capital Markets	93.9
Financial Services	5.7

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 99.6
Short-Term Investments and Net Other Assets (Liabilities) - 0.4

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 97.1
Canada - 1.1
United Kingdom - 1.0
Grand Cayman (UK Overseas Ter) - 0.6
Luxembourg - 0.1
Sweden - 0.1

TOP HOLDINGS (% of Fund's net assets)
Moody's Corp	8.1
Charles Schwab Corp/The	8.0
Intercontinental Exchange Inc	5.9
Apollo Global Management Inc	5.7
KKR & Co Inc Class A	5.1
Blue Owl Capital Inc Class A	4.5
S&P Global Inc	4.3
Ares Management Corp Class A	4.1
Ameriprise Financial Inc	3.9
Blackstone Inc	3.7
53.3
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9912703.101    68-TSRA-0426

ANNUAL SHAREHOLDER REPORT | AS OF FEBRUARY 28, 2026
Biotechnology Portfolio Biotechnology Portfolio : FBIOX

This annual shareholder report contains information about Biotechnology Portfolio for the period March 1, 2025 to February 28, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Biotechnology Portfolio	$ 74	0.62%
What affected the Fund's performance this period?

•U.S. stocks achieved a strong gain for the 12 months ending February 28, 2026, reflecting a historically fast rebound that began in early April, bolstered by strong corporate fundamentals, a resilient economy and, beginning in September, the Federal Reserve's first interest-rate reductions since December 2024.
•Against this backdrop, security selection was the primary contributor to the fund's performance versus the MSCI US IMI Biotechnology 25/50 Index for the fiscal year, especially within biotechnology. Stock picks in pharmaceuticals and health care services also boosted the fund's relative performance.
•The fund's non-index stake in Abivax gained 1442% and was the top individual relative contributor. This was an investment we established this period. The second-largest relative contributor was an overweight in Krystal Biotech (+54%). The company was one of the fund's biggest holdings. Another notable relative contributor was an underweight in AbbVie (+15%). The stock was the fund's top holding.
•In contrast, the biggest detractor from performance versus the industry index was stock picking in health care technology. Stock selection in life sciences tools & services also hampered the fund's result.
•The largest individual relative detractor was a stake in Zealand Pharma (-37%). The second-largest relative detractor was Candel Therapeutics (-42%). Another notable relative detractor was a position in Corcept Therapeutics (-37%). All of these detractors were non-index positions.
•Notable changes in positioning include increased exposure to pharmaceuticals.
How did the Fund perform over the past 10 years?

CUMULATIVE PERFORMANCE
February 29, 2016 through February 28, 2026.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	10 Year
Biotechnology Portfolio	36.48%	4.02%	11.40%
MSCI U.S. IMI Biotechnology 25-50 Index	31.92%	10.59%	12.60%
S&P 500® Index	16.99%	14.19%	15.50%

Visit www.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of February 28, 2026)

KEY FACTS
Fund Size	$5,350,031,210
Number of Holdings	192
Total Advisory Fee	$27,217,667
Portfolio Turnover	45%
What did the Fund invest in?
(as of February 28, 2026)

TOP INDUSTRIES (% of Fund's net assets)
Biotechnology	90.1
Pharmaceuticals	9.6
Life Sciences Tools & Services	0.2
Health Care Providers & Services	0.0
Health Care Technology	0.0
Health Care Equipment & Supplies	0.0
Consumer Staples Distribution & Retail	0.0

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 99.4
Preferred Stocks - 0.5
Short-Term Investments and Net Other Assets (Liabilities) - 0.1

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 88.8
Denmark - 3.5
Netherlands - 2.8
Belgium - 2.2
Switzerland - 0.9
France - 0.8
Canada - 0.3
United Kingdom - 0.3
Germany - 0.2
Others - 0.2

TOP HOLDINGS (% of Fund's net assets)
AbbVie Inc	13.3
Krystal Biotech Inc	9.4
Gilead Sciences Inc	8.9
Amgen Inc	8.4
Alnylam Pharmaceuticals Inc	3.2
Praxis Precision Medicines Inc	2.6
Ascendis Pharma A/S ADR	2.4
Insmed Inc	2.3
UCB SA	2.2
Argenx SE ADR	2.1
54.8
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9912723.101    42-TSRA-0426

ANNUAL SHAREHOLDER REPORT | AS OF FEBRUARY 28, 2026
Banking Portfolio Banking Portfolio : FSRBX

This annual shareholder report contains information about Banking Portfolio for the period March 1, 2025 to February 28, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Banking Portfolio	$ 74	0.69%
What affected the Fund's performance this period?

•U.S. stocks achieved a strong gain for the 12 months ending February 28, 2026, reflecting a historically fast rebound that began in early April, bolstered by strong corporate fundamentals, a resilient economy and, beginning in September, the Federal Reserve's first interest-rate reductions since December 2024.
•Against this backdrop, security selection was the primary contributor to the fund's performance versus the MSCI US IMI Banks 5% Capped Linked Index for the fiscal year, especially within regional banks. Security selection in asset management & custody banks also boosted relative performance.
•The top individual relative contributor was an overweight in Popular (+39%). This period we decreased our investment in Popular. The stock was one of our biggest holdings this period. The second-largest relative contributor was an overweight in Citigroup (+42%). The stock was one of the fund's largest holdings. Not owning Commerce Bancshares, an index component that returned -16%, was another notable relative contributor.
•The biggest individual relative detractor was an overweight in Banner (-12%). The second-largest relative detractor was an overweight in Old National Bancorp (+0.1%). The company was among our biggest holdings. Not owning Comerica, an index component that gained 44%, was another notable relative detractor.
How did the Fund perform over the past 10 years?

CUMULATIVE PERFORMANCE
February 29, 2016 through February 28, 2026.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	10 Year
Banking Portfolio	14.65%	11.45%	12.79%
MSCI US IMI Banks 5% Capped Linked Index	12.40%	7.97%	11.15%
S&P 500® Index	16.99%	14.19%	15.50%

Visit www.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of February 28, 2026)

KEY FACTS
Fund Size	$453,095,800
Number of Holdings	39
Total Advisory Fee	$2,911,784
Portfolio Turnover	25%
What did the Fund invest in?
(as of February 28, 2026)

TOP INDUSTRIES (% of Fund's net assets)
Banks	98.4
Capital Markets	1.3
Financial Services	0.0

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 99.7
Short-Term Investments and Net Other Assets (Liabilities) - 0.3

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 97.2
Puerto Rico - 2.8
Cyprus - 0.0

TOP HOLDINGS (% of Fund's net assets)
Wells Fargo & Co	8.0
Bank of America Corp	7.4
Truist Financial Corp	5.7
Citigroup Inc	5.5
US Bancorp	5.3
M&T Bank Corp	4.9
Huntington Bancshares Inc/OH	3.9
Old National Bancorp/IN	3.9
BOK Financial Corp	3.6
UMB Financial Corp	3.4
51.6
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9912745.101    507-TSRA-0426

ANNUAL SHAREHOLDER REPORT | AS OF FEBRUARY 28, 2026
Automotive Portfolio Automotive Portfolio : FSAVX

This annual shareholder report contains information about Automotive Portfolio for the period March 1, 2025 to February 28, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Automotive Portfolio	$ 85	0.78%
What affected the Fund's performance this period?

•U.S. stocks achieved a strong gain for the 12 months ending February 28, 2026, reflecting a historically fast rebound that began in early April, bolstered by strong corporate fundamentals, a resilient economy and, beginning in September, the Federal Reserve's first interest-rate reductions since December 2024.
•Against this backdrop, security selection was the primary contributor to the fund's performance versus the FactSet Automotive Linked Index for the fiscal year, especially within automotive parts & equipment. Picks in automobile manufacturers and diversified support services also helped.
•The top individual relative contributor was an overweight in Dana (+144%). This period we increased our stake in the company, one of the fund's largest holdings at period end. A second notable relative contributor was an overweight in General Motors (+63%), also among the fund's biggest holdings at period end. An overweight in Dauch (+48%) also helped. This was an investment we established this period.
•In contrast, the primary detractor from performance versus the industry index was an overweight in diversified support services. Also hurting our result was stock picking in automotive retail and electronic manufacturing services.
•The largest individual relative detractor was an underweight in Magna International (+80%). The stock was not held at period end. The second-largest relative detractor was an underweight in Rivian Automotive (+29%). An underweight in AutoZone (+8%), one of the fund's biggest holdings, hurt as well.
•Notable changes in positioning include decreased exposure to the diversified support services and automotive retail industries.
How did the Fund perform over the past 10 years?

CUMULATIVE PERFORMANCE
February 29, 2016 through February 28, 2026.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	10 Year
Automotive Portfolio	17.34%	5.25%	12.79%
FactSet Automotive Linked Index	11.76%	4.16%	11.91%
S&P 500® Index	16.99%	14.19%	15.50%

Visit www.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of February 28, 2026)

KEY FACTS
Fund Size	$65,797,431
Number of Holdings	37
Total Advisory Fee	$457,628
Portfolio Turnover	112%
What did the Fund invest in?
(as of February 28, 2026)

TOP INDUSTRIES (% of Fund's net assets)
Automobiles	53.9
Specialty Retail	22.4
Automobile Components	11.4
Commercial Services & Supplies	4.4
Distributors	1.7
Ground Transportation	1.7
Trading Companies & Distributors	1.1
Electronic Equipment, Instruments & Components	1.0
Hotels, Restaurants & Leisure	0.6
Electrical Equipment	0.3

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 98.5
Preferred Stocks - 0.0
Short-Term Investments and Net Other Assets (Liabilities) - 1.5

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 72.5
Japan - 15.9
Italy - 4.4
China - 3.9
Switzerland - 2.5
Canada - 0.6
Israel - 0.2

TOP HOLDINGS (% of Fund's net assets)
General Motors Co	12.8
Toyota Motor Corp ADR	12.5
O'Reilly Automotive Inc	11.9
Tesla Inc	9.2
Ford Motor Co	4.9
AutoZone Inc	4.9
Carvana Co Class A	4.9
Dana Inc	4.1
Ferrari NV	4.0
Honda Motor Co Ltd ADR	3.4
72.6
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9912737.101    502-TSRA-0426

ANNUAL SHAREHOLDER REPORT | AS OF FEBRUARY 28, 2026
Fidelity® Natural Resources Fund Fidelity® Natural Resources Fund : FNARX

This annual shareholder report contains information about Fidelity® Natural Resources Fund for the period March 1, 2025 to February 28, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Natural Resources Fund	$ 88	0.69%
What affected the Fund's performance this period?

•U.S. stocks achieved a strong gain for the 12 months ending February 28, 2026, reflecting a historically fast rebound that began in early April, bolstered by strong corporate fundamentals, a resilient economy and, beginning in September, the Federal Reserve's first interest-rate reductions since December 2024.
•Against this backdrop, security selection was the primary contributor to the fund's performance versus the S&P North American Natural Resources Sector Index for the fiscal year, led by integrated oil & gas. Picks in oil & gas exploration & production also boosted the fund's relative performance. Also bolstering our relative result was an underweight in oil & gas storage & transportation.
•The fund's stake in Imperial Oil gained about 76% and was the top individual relative contributor. The stock was one of our biggest holdings. A position in First Quantum Minerals gained 148% and was the second-largest relative contributor. This period we decreased our position in First Quantum Minerals. The company was among our largest holdings this period. A stake in Athabasca Oil gained approximately 97% and notably helped. The company was among our largest holdings. All of these contributors were non-index positions.
•In contrast, the primary detractor from performance versus the industry index was an overweight in integrated oil & gas. Picks and an underweight in gold also hampered the fund's result. Also hurting our result was an underweight in coal & consumable fuels.
•The biggest individual relative detractor was an underweight in Newmont (+209%). This was a position we established this period. The stock was among the fund's largest holdings at period end. A second notable relative detractor was an underweight in Barrick Mining (+193%). This was a position we established this period. Another notable relative detractor was an underweight in Freeport-McMoRan (+87%). This was a stake we established this period.
•Notable changes in positioning include decreased exposure to the oil & gas storage & transportation industry and a higher allocation to gold.
How did the Fund perform over the past 10 years?

CUMULATIVE PERFORMANCE
February 29, 2016 through February 28, 2026.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	10 Year
Fidelity® Natural Resources Fund	55.20%	25.29%	13.37%
S&P® North American Natural Resources Sector Index	45.26%	22.71%	12.76%
S&P 500® Index	16.99%	14.19%	15.50%

Visit www.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of February 28, 2026)

KEY FACTS
Fund Size	$990,115,948
Number of Holdings	44
Total Advisory Fee	$4,345,831
Portfolio Turnover	81%
What did the Fund invest in?
(as of February 28, 2026)

TOP INDUSTRIES (% of Fund's net assets)
Oil, Gas & Consumable Fuels	65.5
Metals & Mining	24.8
Energy Equipment & Services	4.1
Construction Materials	2.6
Containers & Packaging	2.1

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 99.1
Short-Term Investments and Net Other Assets (Liabilities) - 0.9

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 61.5
Canada - 31.7
Brazil - 3.4
Zambia - 1.4
United Kingdom - 1.0
Portugal - 0.8
Norway - 0.2
Australia - 0.0

TOP HOLDINGS (% of Fund's net assets)
Exxon Mobil Corp	19.2
Imperial Oil Ltd	8.6
ConocoPhillips	7.7
Suncor Energy Inc (United States)	5.7
Shell PLC ADR	5.4
Chevron Corp	4.6
Agnico Eagle Mines Ltd/CA (United States)	4.1
Valero Energy Corp	3.7
Newmont Corp	3.5
Athabasca Oil Corp	3.4
65.9
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9912754.101    514-TSRA-0426

ANNUAL SHAREHOLDER REPORT | AS OF FEBRUARY 28, 2026
Fidelity® Environment and Alternative Energy Fund Fidelity® Environment and Alternative Energy Fund : FSLEX

This annual shareholder report contains information about Fidelity® Environment and Alternative Energy Fund for the period March 1, 2025 to February 28, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Environment and Alternative Energy Fund	$ 80	0.68%
What affected the Fund's performance this period?

•U.S. stocks achieved a strong gain for the 12 months ending February 28, 2026, reflecting a historically fast rebound that began in early April, bolstered by strong corporate fundamentals, a resilient economy and, beginning in September, the Federal Reserve's first interest-rate reductions since December 2024.
•Against this backdrop, security selection was the primary contributor to the fund's performance versus the FTSE EO & Alternative Energy Index for the fiscal year, led by industrial machinery & supplies & components. Stock picking in coal & consumable fuels and electronic components also boosted the fund's relative performance.
•The top individual relative contributor was an overweight in Siemens Energy (+246%). The stock was among the fund's largest holdings at period end. A non-index stake in ATI gained roughly 181% and was the second-largest relative contributor. Another notable relative contributor was our non-index stake in Coherent (+244%). This period we decreased our investment in Coherent.
•In contrast, the biggest detractor from performance versus the sector index was an underweight in automobile manufacturers. An overweight in industrial gases also hampered the fund's result. Also detracting from our result was stock picking in oil & gas equipment & services.
•The largest individual relative detractor was our stake in GE Aerospace (+49%). The stock was not held at period end. The second-largest relative detractor was our stake in Linde (+11%). The company was among our biggest holdings. Our stake in Tesla (+41%) also detracted. The stock was the fund's largest holding at period end.
•Notable changes in positioning include increased exposure to the industrial machinery & supplies & components and heavy electrical equipment industries.
How did the Fund perform over the past 10 years?

CUMULATIVE PERFORMANCE
February 29, 2016 through February 28, 2026.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	10 Year
Fidelity® Environment and Alternative Energy Fund	33.45%	13.09%	14.71%
FTSE® Environmental Opportunities & Alternative Energy Index	26.59%	14.22%	18.44%
S&P 500® Index	16.99%	14.19%	15.50%

Visit www.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of February 28, 2026)

KEY FACTS
Fund Size	$645,029,511
Number of Holdings	69
Total Advisory Fee	$3,743,185
Portfolio Turnover	50%
What did the Fund invest in?
(as of February 28, 2026)

TOP INDUSTRIES (% of Fund's net assets)
Electrical Equipment	11.7
Machinery	10.1
Automobiles	8.7
Semiconductors & Semiconductor Equipment	8.0
Software	7.4
Communications Equipment	7.3
Building Products	5.1
Electric Utilities	4.6
Construction & Engineering	4.2
Others	31.5

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 98.6
Preferred Stocks - 0.0
Short-Term Investments and Net Other Assets (Liabilities) - 1.4

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 91.2
Netherlands - 3.5
Germany - 3.4
United Kingdom - 1.3
Canada - 0.6

TOP HOLDINGS (% of Fund's net assets)
Tesla Inc	8.3
Microsoft Corp	7.0
Cisco Systems Inc	4.0
Prologis Inc	3.6
Linde PLC	3.6
NXP Semiconductors NV	3.5
Eaton Corp PLC	3.5
NextEra Energy Inc	3.5
Siemens Energy AG	3.4
Analog Devices Inc	3.4
43.8
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9912756.101    516-TSRA-0426

ANNUAL SHAREHOLDER REPORT | AS OF FEBRUARY 28, 2026	This report describes changes to the Fund that occurred during the reporting period.
Utilities Portfolio Fidelity Advisor® Utilities Fund Class A : FFUAX

This annual shareholder report contains information about Utilities Portfolio for the period October 9, 2025 to February 28, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A A	$ 37	0.92%
AExpenses for the full reporting period would be higher.

What affected the Fund's performance this period?

•U.S. stocks achieved a strong gain for the 12 months ending February 28, 2026, reflecting a historically fast rebound that began in early April, bolstered by strong corporate fundamentals, a resilient economy and, beginning in September, the Federal Reserve's first interest-rate reductions since December 2024.
•Against this backdrop, security selection was the primary contributor to the fund's performance versus the MSCI U.S. IMI Utilities 25/50 Index for the fiscal year, led by heavy electrical equipment. Stock selection in multi-utilities and coal & consumable fuels also boosted the fund's relative performance.
•The top individual relative contributor was our stake in GE Vernova (+150%). A stake in Cameco gained roughly 136% and was a second notable relative contributor. This was a stake we established this period. Another notable relative contributor was our stake in Quanta Services (+71%). This was a stake we established this period. All these contributors were non-index positions.
•In contrast, the primary detractor from performance versus the sector index was stock picking in electric utilities. Stock picks and an overweight in independent power producers & energy traders also hampered the fund's result. Also hurting our result were stock picks in environmental & facilities services.
•The biggest individual relative detractor was the fund's positioning in NRG Energy (+19%). This period we increased our stake in NRG Energy to an overweight at period end. The company was among our largest holdings at period end. The second-largest relative detractor was an overweight in Constellation Energy (+30%). This period we increased our stake in Constellation Energy. The stock was one of the fund's largest holdings. Another notable relative detractor was an underweight in AES (+58%). This period we decreased our investment in AES.
•Notable changes in positioning include decreased exposure to multi-utilities.

Key Fund Statistics
(as of February 28, 2026)

KEY FACTS
Fund Size	$4,088,784,869
Number of Holdings	34
Total Advisory Fee	$16,858,023
Portfolio Turnover	76%
What did the Fund invest in?
(as of February 28, 2026)

TOP INDUSTRIES (% of Fund's net assets)
Electric Utilities	68.4
Multi-Utilities	16.1
Independent Power and Renewable Electricity Producers	7.0
Electrical Equipment	3.0
Construction & Engineering	1.8
Media	1.0
Gas Utilities	0.8
Machinery	0.4
Oil, Gas & Consumable Fuels	0.1

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 98.6
Short-Term Investments and Net Other Assets (Liabilities) - 1.4

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 99.2
Germany - 0.7
Canada - 0.1

TOP HOLDINGS (% of Fund's net assets)
NextEra Energy Inc	13.6
Constellation Energy Corp	8.3
NRG Energy Inc	7.3
Duke Energy Corp	6.6
Sempra	5.9
Vistra Corp	5.5
Entergy Corp	4.9
Exelon Corp	4.7
Xcel Energy Inc	4.5
American Electric Power Co Inc	3.8
65.1
How has the Fund changed?

This is a summary of certain changes to the Fund since October 9, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 29, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

Fidelity Advisor® Utilities Fund merged into Utilities Portfolio on October 17, 2025.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9920872.100    9082-TSRA-0426

ANNUAL SHAREHOLDER REPORT | AS OF FEBRUARY 28, 2026	This report describes changes to the Fund that occurred during the reporting period.
Utilities Portfolio Fidelity Advisor® Utilities Fund Class M : FFUMX

This annual shareholder report contains information about Utilities Portfolio for the period October 9, 2025 to February 28, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M A	$ 47	1.18%
AExpenses for the full reporting period would be higher.

What affected the Fund's performance this period?

•U.S. stocks achieved a strong gain for the 12 months ending February 28, 2026, reflecting a historically fast rebound that began in early April, bolstered by strong corporate fundamentals, a resilient economy and, beginning in September, the Federal Reserve's first interest-rate reductions since December 2024.
•Against this backdrop, security selection was the primary contributor to the fund's performance versus the MSCI U.S. IMI Utilities 25/50 Index for the fiscal year, led by heavy electrical equipment. Stock selection in multi-utilities and coal & consumable fuels also boosted the fund's relative performance.
•The top individual relative contributor was our stake in GE Vernova (+150%). A stake in Cameco gained roughly 136% and was a second notable relative contributor. This was a stake we established this period. Another notable relative contributor was our stake in Quanta Services (+71%). This was a stake we established this period. All these contributors were non-index positions.
•In contrast, the primary detractor from performance versus the sector index was stock picking in electric utilities. Stock picks and an overweight in independent power producers & energy traders also hampered the fund's result. Also hurting our result were stock picks in environmental & facilities services.
•The biggest individual relative detractor was the fund's positioning in NRG Energy (+19%). This period we increased our stake in NRG Energy to an overweight at period end. The company was among our largest holdings at period end. The second-largest relative detractor was an overweight in Constellation Energy (+30%). This period we increased our stake in Constellation Energy. The stock was one of the fund's largest holdings. Another notable relative detractor was an underweight in AES (+58%). This period we decreased our investment in AES.
•Notable changes in positioning include decreased exposure to multi-utilities.

Key Fund Statistics
(as of February 28, 2026)

KEY FACTS
Fund Size	$4,088,784,869
Number of Holdings	34
Total Advisory Fee	$16,858,023
Portfolio Turnover	76%
What did the Fund invest in?
(as of February 28, 2026)

TOP INDUSTRIES (% of Fund's net assets)
Electric Utilities	68.4
Multi-Utilities	16.1
Independent Power and Renewable Electricity Producers	7.0
Electrical Equipment	3.0
Construction & Engineering	1.8
Media	1.0
Gas Utilities	0.8
Machinery	0.4
Oil, Gas & Consumable Fuels	0.1

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 98.6
Short-Term Investments and Net Other Assets (Liabilities) - 1.4

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 99.2
Germany - 0.7
Canada - 0.1

TOP HOLDINGS (% of Fund's net assets)
NextEra Energy Inc	13.6
Constellation Energy Corp	8.3
NRG Energy Inc	7.3
Duke Energy Corp	6.6
Sempra	5.9
Vistra Corp	5.5
Entergy Corp	4.9
Exelon Corp	4.7
Xcel Energy Inc	4.5
American Electric Power Co Inc	3.8
65.1
How has the Fund changed?

This is a summary of certain changes to the Fund since October 9, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 29, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

Fidelity Advisor® Utilities Fund merged into Utilities Portfolio on October 17, 2025.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9920874.100    9084-TSRA-0426

ANNUAL SHAREHOLDER REPORT | AS OF FEBRUARY 28, 2026	This report describes changes to the Fund that occurred during the reporting period.
Utilities Portfolio Fidelity Advisor® Utilities Fund Class C : FFUCX

This annual shareholder report contains information about Utilities Portfolio for the period October 9, 2025 to February 28, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C A	$ 68	1.68%
AExpenses for the full reporting period would be higher.

What affected the Fund's performance this period?

•U.S. stocks achieved a strong gain for the 12 months ending February 28, 2026, reflecting a historically fast rebound that began in early April, bolstered by strong corporate fundamentals, a resilient economy and, beginning in September, the Federal Reserve's first interest-rate reductions since December 2024.
•Against this backdrop, security selection was the primary contributor to the fund's performance versus the MSCI U.S. IMI Utilities 25/50 Index for the fiscal year, led by heavy electrical equipment. Stock selection in multi-utilities and coal & consumable fuels also boosted the fund's relative performance.
•The top individual relative contributor was our stake in GE Vernova (+150%). A stake in Cameco gained roughly 136% and was a second notable relative contributor. This was a stake we established this period. Another notable relative contributor was our stake in Quanta Services (+71%). This was a stake we established this period. All these contributors were non-index positions.
•In contrast, the primary detractor from performance versus the sector index was stock picking in electric utilities. Stock picks and an overweight in independent power producers & energy traders also hampered the fund's result. Also hurting our result were stock picks in environmental & facilities services.
•The biggest individual relative detractor was the fund's positioning in NRG Energy (+19%). This period we increased our stake in NRG Energy to an overweight at period end. The company was among our largest holdings at period end. The second-largest relative detractor was an overweight in Constellation Energy (+30%). This period we increased our stake in Constellation Energy. The stock was one of the fund's largest holdings. Another notable relative detractor was an underweight in AES (+58%). This period we decreased our investment in AES.
•Notable changes in positioning include decreased exposure to multi-utilities.

Key Fund Statistics
(as of February 28, 2026)

KEY FACTS
Fund Size	$4,088,784,869
Number of Holdings	34
Total Advisory Fee	$16,858,023
Portfolio Turnover	76%
What did the Fund invest in?
(as of February 28, 2026)

TOP INDUSTRIES (% of Fund's net assets)
Electric Utilities	68.4
Multi-Utilities	16.1
Independent Power and Renewable Electricity Producers	7.0
Electrical Equipment	3.0
Construction & Engineering	1.8
Media	1.0
Gas Utilities	0.8
Machinery	0.4
Oil, Gas & Consumable Fuels	0.1

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 98.6
Short-Term Investments and Net Other Assets (Liabilities) - 1.4

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 99.2
Germany - 0.7
Canada - 0.1

TOP HOLDINGS (% of Fund's net assets)
NextEra Energy Inc	13.6
Constellation Energy Corp	8.3
NRG Energy Inc	7.3
Duke Energy Corp	6.6
Sempra	5.9
Vistra Corp	5.5
Entergy Corp	4.9
Exelon Corp	4.7
Xcel Energy Inc	4.5
American Electric Power Co Inc	3.8
65.1
How has the Fund changed?

This is a summary of certain changes to the Fund since October 9, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 29, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

Fidelity Advisor® Utilities Fund merged into Utilities Portfolio on October 17, 2025.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9920876.100    9086-TSRA-0426

ANNUAL SHAREHOLDER REPORT | AS OF FEBRUARY 28, 2026	This report describes changes to the Fund that occurred during the reporting period.
Utilities Portfolio Fidelity Advisor® Utilities Fund Class I : FFUIX

This annual shareholder report contains information about Utilities Portfolio for the period October 9, 2025 to February 28, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I A	$ 27	0.67%
AExpenses for the full reporting period would be higher.

What affected the Fund's performance this period?

•U.S. stocks achieved a strong gain for the 12 months ending February 28, 2026, reflecting a historically fast rebound that began in early April, bolstered by strong corporate fundamentals, a resilient economy and, beginning in September, the Federal Reserve's first interest-rate reductions since December 2024.
•Against this backdrop, security selection was the primary contributor to the fund's performance versus the MSCI U.S. IMI Utilities 25/50 Index for the fiscal year, led by heavy electrical equipment. Stock selection in multi-utilities and coal & consumable fuels also boosted the fund's relative performance.
•The top individual relative contributor was our stake in GE Vernova (+150%). A stake in Cameco gained roughly 136% and was a second notable relative contributor. This was a stake we established this period. Another notable relative contributor was our stake in Quanta Services (+71%). This was a stake we established this period. All these contributors were non-index positions.
•In contrast, the primary detractor from performance versus the sector index was stock picking in electric utilities. Stock picks and an overweight in independent power producers & energy traders also hampered the fund's result. Also hurting our result were stock picks in environmental & facilities services.
•The biggest individual relative detractor was the fund's positioning in NRG Energy (+19%). This period we increased our stake in NRG Energy to an overweight at period end. The company was among our largest holdings at period end. The second-largest relative detractor was an overweight in Constellation Energy (+30%). This period we increased our stake in Constellation Energy. The stock was one of the fund's largest holdings. Another notable relative detractor was an underweight in AES (+58%). This period we decreased our investment in AES.
•Notable changes in positioning include decreased exposure to multi-utilities.

Key Fund Statistics
(as of February 28, 2026)

KEY FACTS
Fund Size	$4,088,784,869
Number of Holdings	34
Total Advisory Fee	$16,858,023
Portfolio Turnover	76%
What did the Fund invest in?
(as of February 28, 2026)

TOP INDUSTRIES (% of Fund's net assets)
Electric Utilities	68.4
Multi-Utilities	16.1
Independent Power and Renewable Electricity Producers	7.0
Electrical Equipment	3.0
Construction & Engineering	1.8
Media	1.0
Gas Utilities	0.8
Machinery	0.4
Oil, Gas & Consumable Fuels	0.1

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 98.6
Short-Term Investments and Net Other Assets (Liabilities) - 1.4

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 99.2
Germany - 0.7
Canada - 0.1

TOP HOLDINGS (% of Fund's net assets)
NextEra Energy Inc	13.6
Constellation Energy Corp	8.3
NRG Energy Inc	7.3
Duke Energy Corp	6.6
Sempra	5.9
Vistra Corp	5.5
Entergy Corp	4.9
Exelon Corp	4.7
Xcel Energy Inc	4.5
American Electric Power Co Inc	3.8
65.1
How has the Fund changed?

This is a summary of certain changes to the Fund since October 9, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 29, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

Fidelity Advisor® Utilities Fund merged into Utilities Portfolio on October 17, 2025.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9920878.100    9087-TSRA-0426

ANNUAL SHAREHOLDER REPORT | AS OF FEBRUARY 28, 2026	This report describes changes to the Fund that occurred during the reporting period.
Utilities Portfolio Fidelity Advisor® Utilities Fund Class Z : FFUZX

This annual shareholder report contains information about Utilities Portfolio for the period October 9, 2025 to February 28, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z A	$ 22	0.55%
AExpenses for the full reporting period would be higher.

What affected the Fund's performance this period?

•U.S. stocks achieved a strong gain for the 12 months ending February 28, 2026, reflecting a historically fast rebound that began in early April, bolstered by strong corporate fundamentals, a resilient economy and, beginning in September, the Federal Reserve's first interest-rate reductions since December 2024.
•Against this backdrop, security selection was the primary contributor to the fund's performance versus the MSCI U.S. IMI Utilities 25/50 Index for the fiscal year, led by heavy electrical equipment. Stock selection in multi-utilities and coal & consumable fuels also boosted the fund's relative performance.
•The top individual relative contributor was our stake in GE Vernova (+150%). A stake in Cameco gained roughly 136% and was a second notable relative contributor. This was a stake we established this period. Another notable relative contributor was our stake in Quanta Services (+71%). This was a stake we established this period. All these contributors were non-index positions.
•In contrast, the primary detractor from performance versus the sector index was stock picking in electric utilities. Stock picks and an overweight in independent power producers & energy traders also hampered the fund's result. Also hurting our result were stock picks in environmental & facilities services.
•The biggest individual relative detractor was the fund's positioning in NRG Energy (+19%). This period we increased our stake in NRG Energy to an overweight at period end. The company was among our largest holdings at period end. The second-largest relative detractor was an overweight in Constellation Energy (+30%). This period we increased our stake in Constellation Energy. The stock was one of the fund's largest holdings. Another notable relative detractor was an underweight in AES (+58%). This period we decreased our investment in AES.
•Notable changes in positioning include decreased exposure to multi-utilities.

Key Fund Statistics
(as of February 28, 2026)

KEY FACTS
Fund Size	$4,088,784,869
Number of Holdings	34
Total Advisory Fee	$16,858,023
Portfolio Turnover	76%
What did the Fund invest in?
(as of February 28, 2026)

TOP INDUSTRIES (% of Fund's net assets)
Electric Utilities	68.4
Multi-Utilities	16.1
Independent Power and Renewable Electricity Producers	7.0
Electrical Equipment	3.0
Construction & Engineering	1.8
Media	1.0
Gas Utilities	0.8
Machinery	0.4
Oil, Gas & Consumable Fuels	0.1

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 98.6
Short-Term Investments and Net Other Assets (Liabilities) - 1.4

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 99.2
Germany - 0.7
Canada - 0.1

TOP HOLDINGS (% of Fund's net assets)
NextEra Energy Inc	13.6
Constellation Energy Corp	8.3
NRG Energy Inc	7.3
Duke Energy Corp	6.6
Sempra	5.9
Vistra Corp	5.5
Entergy Corp	4.9
Exelon Corp	4.7
Xcel Energy Inc	4.5
American Electric Power Co Inc	3.8
65.1
How has the Fund changed?

This is a summary of certain changes to the Fund since October 9, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 29, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

Fidelity Advisor® Utilities Fund merged into Utilities Portfolio on October 17, 2025.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9920880.100    9088-TSRA-0426

ANNUAL SHAREHOLDER REPORT | AS OF FEBRUARY 28, 2026	This report describes changes to the Fund that occurred during the reporting period.
Technology Portfolio Fidelity Advisor® Technology Fund Class A : FFONX

This annual shareholder report contains information about Technology Portfolio for the period November 6, 2025 to February 28, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A A	$ 28	0.89%
AExpenses for the full reporting period would be higher.

What affected the Fund's performance this period?

•U.S. stocks achieved a strong gain for the 12 months ending February 28, 2026, reflecting a historically fast rebound that began in early April, bolstered by strong corporate fundamentals, a resilient economy and, beginning in September, the Federal Reserve's first interest-rate reductions since December 2024.
•Against this backdrop, market selection was the primary contributor to the fund's performance versus the MSCI US IMI Information Technology 25/50 Index for the fiscal year. However, security selection in technology hardware, storage & peripherals stood out for its contribution. A large overweight in semiconductors also boosted relative performance. Also contributing to our result were stock picks and an underweight in application software.
•The top individual relative contributor was an overweight in Western Digital (+470%). The company was among our biggest holdings at period end. A second notable relative contributor was an overweight in Micron Technology (+340%). The company was one of the fund's biggest holdings. Another notable relative contributor was an overweight in Sandisk (+1259%). This period we decreased our investment in Sandisk.
•In contrast, the biggest detractor from performance versus the sector index was stock selection in semiconductors. An underweight in semiconductor materials & equipment also hampered the fund's result. Also hurting our result were picks in communications equipment.
•The biggest individual relative detractor was an underweight in Broadcom (+62%). This security was not held at period end. A second notable relative detractor was an overweight in HubSpot (-63%). This period we increased our investment in HubSpot. An overweight in Marvell Technology (-10%) also detracted. The company was one of our biggest holdings.
•Notable changes in positioning include decreased exposure to the systems software industry and a higher allocation to semiconductors.

Key Fund Statistics
(as of February 28, 2026)

KEY FACTS
Fund Size	$27,313,203,802
Number of Holdings	124
Total Advisory Fee	$122,307,365
Portfolio Turnover	52%
What did the Fund invest in?
(as of February 28, 2026)

TOP INDUSTRIES (% of Fund's net assets)
Semiconductors & Semiconductor Equipment	49.5
Technology Hardware, Storage & Peripherals	16.9
Software	16.5
IT Services	6.5
Communications Equipment	4.0
Electronic Equipment, Instruments & Components	1.5
Broadline Retail	1.5
Entertainment	1.1
Ground Transportation	0.7
Others	0.8

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 95.7
Preferred Stocks - 3.3
Bonds - 0.0
Preferred Securities - 0.0
Short-Term Investments and Net Other Assets (Liabilities) - 1.0

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 90.2
Netherlands - 6.7
Canada - 1.8
Taiwan - 0.9
United Kingdom - 0.2
China - 0.1
India - 0.1
Estonia - 0.0
Israel - 0.0

TOP HOLDINGS (% of Fund's net assets)
NVIDIA Corp	24.6
Apple Inc	12.7
Microsoft Corp	6.7
NXP Semiconductors NV	5.2
Marvell Technology Inc	4.7
ON Semiconductor Corp	4.5
Micron Technology Inc	4.2
Cisco Systems Inc	3.9
Western Digital Corp	2.9
GlobalFoundries Inc	2.7
72.1
How has the Fund changed?

This is a summary of certain changes to the Fund since November 6, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 29, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

Fidelity Advisor® Technology Fund merged into Technology Portfolio on November 14, 2025.	Effective July 22, 2025, the fund's investment objective became a fundamental policy.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9921111.100    9117-TSRA-0426

ANNUAL SHAREHOLDER REPORT | AS OF FEBRUARY 28, 2026	This report describes changes to the Fund that occurred during the reporting period.
Technology Portfolio Fidelity Advisor® Technology Fund Class M : FFOJX

This annual shareholder report contains information about Technology Portfolio for the period November 6, 2025 to February 28, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M A	$ 35	1.14%
AExpenses for the full reporting period would be higher.

What affected the Fund's performance this period?

•U.S. stocks achieved a strong gain for the 12 months ending February 28, 2026, reflecting a historically fast rebound that began in early April, bolstered by strong corporate fundamentals, a resilient economy and, beginning in September, the Federal Reserve's first interest-rate reductions since December 2024.
•Against this backdrop, market selection was the primary contributor to the fund's performance versus the MSCI US IMI Information Technology 25/50 Index for the fiscal year. However, security selection in technology hardware, storage & peripherals stood out for its contribution. A large overweight in semiconductors also boosted relative performance. Also contributing to our result were stock picks and an underweight in application software.
•The top individual relative contributor was an overweight in Western Digital (+470%). The company was among our biggest holdings at period end. A second notable relative contributor was an overweight in Micron Technology (+340%). The company was one of the fund's biggest holdings. Another notable relative contributor was an overweight in Sandisk (+1259%). This period we decreased our investment in Sandisk.
•In contrast, the biggest detractor from performance versus the sector index was stock selection in semiconductors. An underweight in semiconductor materials & equipment also hampered the fund's result. Also hurting our result were picks in communications equipment.
•The biggest individual relative detractor was an underweight in Broadcom (+62%). This security was not held at period end. A second notable relative detractor was an overweight in HubSpot (-63%). This period we increased our investment in HubSpot. An overweight in Marvell Technology (-10%) also detracted. The company was one of our biggest holdings.
•Notable changes in positioning include decreased exposure to the systems software industry and a higher allocation to semiconductors.

Key Fund Statistics
(as of February 28, 2026)

KEY FACTS
Fund Size	$27,313,203,802
Number of Holdings	124
Total Advisory Fee	$122,307,365
Portfolio Turnover	52%
What did the Fund invest in?
(as of February 28, 2026)

TOP INDUSTRIES (% of Fund's net assets)
Semiconductors & Semiconductor Equipment	49.5
Technology Hardware, Storage & Peripherals	16.9
Software	16.5
IT Services	6.5
Communications Equipment	4.0
Electronic Equipment, Instruments & Components	1.5
Broadline Retail	1.5
Entertainment	1.1
Ground Transportation	0.7
Others	0.8

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 95.7
Preferred Stocks - 3.3
Bonds - 0.0
Preferred Securities - 0.0
Short-Term Investments and Net Other Assets (Liabilities) - 1.0

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 90.2
Netherlands - 6.7
Canada - 1.8
Taiwan - 0.9
United Kingdom - 0.2
China - 0.1
India - 0.1
Estonia - 0.0
Israel - 0.0

TOP HOLDINGS (% of Fund's net assets)
NVIDIA Corp	24.6
Apple Inc	12.7
Microsoft Corp	6.7
NXP Semiconductors NV	5.2
Marvell Technology Inc	4.7
ON Semiconductor Corp	4.5
Micron Technology Inc	4.2
Cisco Systems Inc	3.9
Western Digital Corp	2.9
GlobalFoundries Inc	2.7
72.1
How has the Fund changed?

This is a summary of certain changes to the Fund since November 6, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 29, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

Fidelity Advisor® Technology Fund merged into Technology Portfolio on November 14, 2025.	Effective July 22, 2025, the fund's investment objective became a fundamental policy.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9921113.100    9118-TSRA-0426

ANNUAL SHAREHOLDER REPORT | AS OF FEBRUARY 28, 2026	This report describes changes to the Fund that occurred during the reporting period.
Technology Portfolio Fidelity Advisor® Technology Fund Class C : FFOQX

This annual shareholder report contains information about Technology Portfolio for the period November 6, 2025 to February 28, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C A	$ 51	1.63%
AExpenses for the full reporting period would be higher.

What affected the Fund's performance this period?

•U.S. stocks achieved a strong gain for the 12 months ending February 28, 2026, reflecting a historically fast rebound that began in early April, bolstered by strong corporate fundamentals, a resilient economy and, beginning in September, the Federal Reserve's first interest-rate reductions since December 2024.
•Against this backdrop, market selection was the primary contributor to the fund's performance versus the MSCI US IMI Information Technology 25/50 Index for the fiscal year. However, security selection in technology hardware, storage & peripherals stood out for its contribution. A large overweight in semiconductors also boosted relative performance. Also contributing to our result were stock picks and an underweight in application software.
•The top individual relative contributor was an overweight in Western Digital (+470%). The company was among our biggest holdings at period end. A second notable relative contributor was an overweight in Micron Technology (+340%). The company was one of the fund's biggest holdings. Another notable relative contributor was an overweight in Sandisk (+1259%). This period we decreased our investment in Sandisk.
•In contrast, the biggest detractor from performance versus the sector index was stock selection in semiconductors. An underweight in semiconductor materials & equipment also hampered the fund's result. Also hurting our result were picks in communications equipment.
•The biggest individual relative detractor was an underweight in Broadcom (+62%). This security was not held at period end. A second notable relative detractor was an overweight in HubSpot (-63%). This period we increased our investment in HubSpot. An overweight in Marvell Technology (-10%) also detracted. The company was one of our biggest holdings.
•Notable changes in positioning include decreased exposure to the systems software industry and a higher allocation to semiconductors.

Key Fund Statistics
(as of February 28, 2026)

KEY FACTS
Fund Size	$27,313,203,802
Number of Holdings	124
Total Advisory Fee	$122,307,365
Portfolio Turnover	52%
What did the Fund invest in?
(as of February 28, 2026)

TOP INDUSTRIES (% of Fund's net assets)
Semiconductors & Semiconductor Equipment	49.5
Technology Hardware, Storage & Peripherals	16.9
Software	16.5
IT Services	6.5
Communications Equipment	4.0
Electronic Equipment, Instruments & Components	1.5
Broadline Retail	1.5
Entertainment	1.1
Ground Transportation	0.7
Others	0.8

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 95.7
Preferred Stocks - 3.3
Bonds - 0.0
Preferred Securities - 0.0
Short-Term Investments and Net Other Assets (Liabilities) - 1.0

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 90.2
Netherlands - 6.7
Canada - 1.8
Taiwan - 0.9
United Kingdom - 0.2
China - 0.1
India - 0.1
Estonia - 0.0
Israel - 0.0

TOP HOLDINGS (% of Fund's net assets)
NVIDIA Corp	24.6
Apple Inc	12.7
Microsoft Corp	6.7
NXP Semiconductors NV	5.2
Marvell Technology Inc	4.7
ON Semiconductor Corp	4.5
Micron Technology Inc	4.2
Cisco Systems Inc	3.9
Western Digital Corp	2.9
GlobalFoundries Inc	2.7
72.1
How has the Fund changed?

This is a summary of certain changes to the Fund since November 6, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 29, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

Fidelity Advisor® Technology Fund merged into Technology Portfolio on November 14, 2025.	Effective July 22, 2025, the fund's investment objective became a fundamental policy.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9921115.100    9119-TSRA-0426

ANNUAL SHAREHOLDER REPORT | AS OF FEBRUARY 28, 2026	This report describes changes to the Fund that occurred during the reporting period.
Technology Portfolio Fidelity Advisor® Technology Fund Class I : FFOMX

This annual shareholder report contains information about Technology Portfolio for the period November 6, 2025 to February 28, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I A	$ 20	0.64%
AExpenses for the full reporting period would be higher.

What affected the Fund's performance this period?

•U.S. stocks achieved a strong gain for the 12 months ending February 28, 2026, reflecting a historically fast rebound that began in early April, bolstered by strong corporate fundamentals, a resilient economy and, beginning in September, the Federal Reserve's first interest-rate reductions since December 2024.
•Against this backdrop, market selection was the primary contributor to the fund's performance versus the MSCI US IMI Information Technology 25/50 Index for the fiscal year. However, security selection in technology hardware, storage & peripherals stood out for its contribution. A large overweight in semiconductors also boosted relative performance. Also contributing to our result were stock picks and an underweight in application software.
•The top individual relative contributor was an overweight in Western Digital (+470%). The company was among our biggest holdings at period end. A second notable relative contributor was an overweight in Micron Technology (+340%). The company was one of the fund's biggest holdings. Another notable relative contributor was an overweight in Sandisk (+1259%). This period we decreased our investment in Sandisk.
•In contrast, the biggest detractor from performance versus the sector index was stock selection in semiconductors. An underweight in semiconductor materials & equipment also hampered the fund's result. Also hurting our result were picks in communications equipment.
•The biggest individual relative detractor was an underweight in Broadcom (+62%). This security was not held at period end. A second notable relative detractor was an overweight in HubSpot (-63%). This period we increased our investment in HubSpot. An overweight in Marvell Technology (-10%) also detracted. The company was one of our biggest holdings.
•Notable changes in positioning include decreased exposure to the systems software industry and a higher allocation to semiconductors.

Key Fund Statistics
(as of February 28, 2026)

KEY FACTS
Fund Size	$27,313,203,802
Number of Holdings	124
Total Advisory Fee	$122,307,365
Portfolio Turnover	52%
What did the Fund invest in?
(as of February 28, 2026)

TOP INDUSTRIES (% of Fund's net assets)
Semiconductors & Semiconductor Equipment	49.5
Technology Hardware, Storage & Peripherals	16.9
Software	16.5
IT Services	6.5
Communications Equipment	4.0
Electronic Equipment, Instruments & Components	1.5
Broadline Retail	1.5
Entertainment	1.1
Ground Transportation	0.7
Others	0.8

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 95.7
Preferred Stocks - 3.3
Bonds - 0.0
Preferred Securities - 0.0
Short-Term Investments and Net Other Assets (Liabilities) - 1.0

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 90.2
Netherlands - 6.7
Canada - 1.8
Taiwan - 0.9
United Kingdom - 0.2
China - 0.1
India - 0.1
Estonia - 0.0
Israel - 0.0

TOP HOLDINGS (% of Fund's net assets)
NVIDIA Corp	24.6
Apple Inc	12.7
Microsoft Corp	6.7
NXP Semiconductors NV	5.2
Marvell Technology Inc	4.7
ON Semiconductor Corp	4.5
Micron Technology Inc	4.2
Cisco Systems Inc	3.9
Western Digital Corp	2.9
GlobalFoundries Inc	2.7
72.1
How has the Fund changed?

This is a summary of certain changes to the Fund since November 6, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 29, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

Fidelity Advisor® Technology Fund merged into Technology Portfolio on November 14, 2025.	Effective July 22, 2025, the fund's investment objective became a fundamental policy.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9921117.100    9120-TSRA-0426

ANNUAL SHAREHOLDER REPORT | AS OF FEBRUARY 28, 2026	This report describes changes to the Fund that occurred during the reporting period.
Technology Portfolio Fidelity Advisor® Technology Fund Class Z : FFOTX

This annual shareholder report contains information about Technology Portfolio for the period November 6, 2025 to February 28, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z A	$ 16	0.53%
AExpenses for the full reporting period would be higher.

What affected the Fund's performance this period?

•U.S. stocks achieved a strong gain for the 12 months ending February 28, 2026, reflecting a historically fast rebound that began in early April, bolstered by strong corporate fundamentals, a resilient economy and, beginning in September, the Federal Reserve's first interest-rate reductions since December 2024.
•Against this backdrop, market selection was the primary contributor to the fund's performance versus the MSCI US IMI Information Technology 25/50 Index for the fiscal year. However, security selection in technology hardware, storage & peripherals stood out for its contribution. A large overweight in semiconductors also boosted relative performance. Also contributing to our result were stock picks and an underweight in application software.
•The top individual relative contributor was an overweight in Western Digital (+470%). The company was among our biggest holdings at period end. A second notable relative contributor was an overweight in Micron Technology (+340%). The company was one of the fund's biggest holdings. Another notable relative contributor was an overweight in Sandisk (+1259%). This period we decreased our investment in Sandisk.
•In contrast, the biggest detractor from performance versus the sector index was stock selection in semiconductors. An underweight in semiconductor materials & equipment also hampered the fund's result. Also hurting our result were picks in communications equipment.
•The biggest individual relative detractor was an underweight in Broadcom (+62%). This security was not held at period end. A second notable relative detractor was an overweight in HubSpot (-63%). This period we increased our investment in HubSpot. An overweight in Marvell Technology (-10%) also detracted. The company was one of our biggest holdings.
•Notable changes in positioning include decreased exposure to the systems software industry and a higher allocation to semiconductors.

Key Fund Statistics
(as of February 28, 2026)

KEY FACTS
Fund Size	$27,313,203,802
Number of Holdings	124
Total Advisory Fee	$122,307,365
Portfolio Turnover	52%
What did the Fund invest in?
(as of February 28, 2026)

TOP INDUSTRIES (% of Fund's net assets)
Semiconductors & Semiconductor Equipment	49.5
Technology Hardware, Storage & Peripherals	16.9
Software	16.5
IT Services	6.5
Communications Equipment	4.0
Electronic Equipment, Instruments & Components	1.5
Broadline Retail	1.5
Entertainment	1.1
Ground Transportation	0.7
Others	0.8

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 95.7
Preferred Stocks - 3.3
Bonds - 0.0
Preferred Securities - 0.0
Short-Term Investments and Net Other Assets (Liabilities) - 1.0

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 90.2
Netherlands - 6.7
Canada - 1.8
Taiwan - 0.9
United Kingdom - 0.2
China - 0.1
India - 0.1
Estonia - 0.0
Israel - 0.0

TOP HOLDINGS (% of Fund's net assets)
NVIDIA Corp	24.6
Apple Inc	12.7
Microsoft Corp	6.7
NXP Semiconductors NV	5.2
Marvell Technology Inc	4.7
ON Semiconductor Corp	4.5
Micron Technology Inc	4.2
Cisco Systems Inc	3.9
Western Digital Corp	2.9
GlobalFoundries Inc	2.7
72.1
How has the Fund changed?

This is a summary of certain changes to the Fund since November 6, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 29, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

Fidelity Advisor® Technology Fund merged into Technology Portfolio on November 14, 2025.	Effective July 22, 2025, the fund's investment objective became a fundamental policy.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9921119.100    9121-TSRA-0426

ANNUAL SHAREHOLDER REPORT | AS OF FEBRUARY 28, 2026	This report describes changes to the Fund that occurred during the reporting period.
Consumer Discretionary Portfolio Fidelity Advisor® Consumer Discretionary Fund Class A : FFNRX

This annual shareholder report contains information about Consumer Discretionary Portfolio for the period November 6, 2025 to February 28, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A A	$ 30	0.96%
AExpenses for the full reporting period would be higher.

What affected the Fund's performance this period?

•U.S. stocks achieved a strong gain for the 12 months ending February 28, 2026, reflecting a historically fast rebound that began in early April, bolstered by strong corporate fundamentals, a resilient economy and, beginning in September, the Federal Reserve's first interest-rate reductions since December 2024.
•Against this backdrop, security selection was the primary contributor to the fund's performance versus the MSCI US IMI Consumer Discretionary 25/50 Index for the fiscal year, led by apparel, accessories & luxury goods. Security selection and overweights in home furnishings and apparel retail also boosted the fund's relative performance.
•The top individual relative contributor was our non-index stake in Aritzia (+92%). A second notable relative contributor was an overweight in Somnigroup International (+40%). The stock was one of the fund's largest holdings. Another notable relative contributor was an overweight in Tapestry (+84%).
•In contrast, the primary detractor from performance versus the sector index was an underweight in automobile manufacturers. Also hurting our result was stock picking in automotive retail and broadline retail.
•The largest individual relative detractor was an overweight in Floor & Decor Holdings (-28%). This period we increased our investment in Floor & Decor Holdings. The second-largest relative detractor was an underweight in Tesla (+37%). The company was one of the fund's largest holdings. An overweight in Domino's Pizza (-17%) also detracted.
•Notable changes in positioning include increased exposure to the apparel retail and automobile manufacturers industries.

Key Fund Statistics
(as of February 28, 2026)

KEY FACTS
Fund Size	$960,166,712
Number of Holdings	59
Total Advisory Fee	$4,255,887
Portfolio Turnover	21%
What did the Fund invest in?
(as of February 28, 2026)

TOP INDUSTRIES (% of Fund's net assets)
Broadline Retail	26.1
Specialty Retail	24.7
Automobiles	17.1
Hotels, Restaurants & Leisure	16.8
Household Durables	5.9
Textiles, Apparel & Luxury Goods	4.9
Automobile Components	2.0
Consumer Staples Distribution & Retail	1.5
Construction Materials	0.8

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 99.8
Short-Term Investments and Net Other Assets (Liabilities) - 0.2

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 96.7
Canada - 2.0
Brazil - 0.9
France - 0.2
Switzerland - 0.2

TOP HOLDINGS (% of Fund's net assets)
Amazon.com Inc	24.2
Tesla Inc	15.4
Home Depot Inc/The	4.6
Lowe's Cos Inc	4.4
McDonald's Corp	3.3
TJX Cos Inc/The	3.3
Hilton Worldwide Holdings Inc	2.8
Somnigroup International Inc	2.5
Ross Stores Inc	2.1
Dick's Sporting Goods Inc	1.9
64.5
How has the Fund changed?

This is a summary of certain changes to the Fund since November 6, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 29, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

Fidelity Advisor® Consumer Discretionary Fund merged into Consumer Discretionary Portfolio on November 14, 2025.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9921085.100    9122-TSRA-0426

ANNUAL SHAREHOLDER REPORT | AS OF FEBRUARY 28, 2026	This report describes changes to the Fund that occurred during the reporting period.
Consumer Discretionary Portfolio Fidelity Advisor® Consumer Discretionary Fund Class M : FFNNX

This annual shareholder report contains information about Consumer Discretionary Portfolio for the period November 6, 2025 to February 28, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M A	$ 38	1.22%
AExpenses for the full reporting period would be higher.

What affected the Fund's performance this period?

•U.S. stocks achieved a strong gain for the 12 months ending February 28, 2026, reflecting a historically fast rebound that began in early April, bolstered by strong corporate fundamentals, a resilient economy and, beginning in September, the Federal Reserve's first interest-rate reductions since December 2024.
•Against this backdrop, security selection was the primary contributor to the fund's performance versus the MSCI US IMI Consumer Discretionary 25/50 Index for the fiscal year, led by apparel, accessories & luxury goods. Security selection and overweights in home furnishings and apparel retail also boosted the fund's relative performance.
•The top individual relative contributor was our non-index stake in Aritzia (+92%). A second notable relative contributor was an overweight in Somnigroup International (+40%). The stock was one of the fund's largest holdings. Another notable relative contributor was an overweight in Tapestry (+84%).
•In contrast, the primary detractor from performance versus the sector index was an underweight in automobile manufacturers. Also hurting our result was stock picking in automotive retail and broadline retail.
•The largest individual relative detractor was an overweight in Floor & Decor Holdings (-28%). This period we increased our investment in Floor & Decor Holdings. The second-largest relative detractor was an underweight in Tesla (+37%). The company was one of the fund's largest holdings. An overweight in Domino's Pizza (-17%) also detracted.
•Notable changes in positioning include increased exposure to the apparel retail and automobile manufacturers industries.

Key Fund Statistics
(as of February 28, 2026)

KEY FACTS
Fund Size	$960,166,712
Number of Holdings	59
Total Advisory Fee	$4,255,887
Portfolio Turnover	21%
What did the Fund invest in?
(as of February 28, 2026)

TOP INDUSTRIES (% of Fund's net assets)
Broadline Retail	26.1
Specialty Retail	24.7
Automobiles	17.1
Hotels, Restaurants & Leisure	16.8
Household Durables	5.9
Textiles, Apparel & Luxury Goods	4.9
Automobile Components	2.0
Consumer Staples Distribution & Retail	1.5
Construction Materials	0.8

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 99.8
Short-Term Investments and Net Other Assets (Liabilities) - 0.2

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 96.7
Canada - 2.0
Brazil - 0.9
France - 0.2
Switzerland - 0.2

TOP HOLDINGS (% of Fund's net assets)
Amazon.com Inc	24.2
Tesla Inc	15.4
Home Depot Inc/The	4.6
Lowe's Cos Inc	4.4
McDonald's Corp	3.3
TJX Cos Inc/The	3.3
Hilton Worldwide Holdings Inc	2.8
Somnigroup International Inc	2.5
Ross Stores Inc	2.1
Dick's Sporting Goods Inc	1.9
64.5
How has the Fund changed?

This is a summary of certain changes to the Fund since November 6, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 29, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

Fidelity Advisor® Consumer Discretionary Fund merged into Consumer Discretionary Portfolio on November 14, 2025.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9921087.100    9123-TSRA-0426

ANNUAL SHAREHOLDER REPORT | AS OF FEBRUARY 28, 2026	This report describes changes to the Fund that occurred during the reporting period.
Consumer Discretionary Portfolio Fidelity Advisor® Consumer Discretionary Fund Class C : FFNSX

This annual shareholder report contains information about Consumer Discretionary Portfolio for the period November 6, 2025 to February 28, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C A	$ 54	1.71%
AExpenses for the full reporting period would be higher.

What affected the Fund's performance this period?

•U.S. stocks achieved a strong gain for the 12 months ending February 28, 2026, reflecting a historically fast rebound that began in early April, bolstered by strong corporate fundamentals, a resilient economy and, beginning in September, the Federal Reserve's first interest-rate reductions since December 2024.
•Against this backdrop, security selection was the primary contributor to the fund's performance versus the MSCI US IMI Consumer Discretionary 25/50 Index for the fiscal year, led by apparel, accessories & luxury goods. Security selection and overweights in home furnishings and apparel retail also boosted the fund's relative performance.
•The top individual relative contributor was our non-index stake in Aritzia (+92%). A second notable relative contributor was an overweight in Somnigroup International (+40%). The stock was one of the fund's largest holdings. Another notable relative contributor was an overweight in Tapestry (+84%).
•In contrast, the primary detractor from performance versus the sector index was an underweight in automobile manufacturers. Also hurting our result was stock picking in automotive retail and broadline retail.
•The largest individual relative detractor was an overweight in Floor & Decor Holdings (-28%). This period we increased our investment in Floor & Decor Holdings. The second-largest relative detractor was an underweight in Tesla (+37%). The company was one of the fund's largest holdings. An overweight in Domino's Pizza (-17%) also detracted.
•Notable changes in positioning include increased exposure to the apparel retail and automobile manufacturers industries.

Key Fund Statistics
(as of February 28, 2026)

KEY FACTS
Fund Size	$960,166,712
Number of Holdings	59
Total Advisory Fee	$4,255,887
Portfolio Turnover	21%
What did the Fund invest in?
(as of February 28, 2026)

TOP INDUSTRIES (% of Fund's net assets)
Broadline Retail	26.1
Specialty Retail	24.7
Automobiles	17.1
Hotels, Restaurants & Leisure	16.8
Household Durables	5.9
Textiles, Apparel & Luxury Goods	4.9
Automobile Components	2.0
Consumer Staples Distribution & Retail	1.5
Construction Materials	0.8

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 99.8
Short-Term Investments and Net Other Assets (Liabilities) - 0.2

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 96.7
Canada - 2.0
Brazil - 0.9
France - 0.2
Switzerland - 0.2

TOP HOLDINGS (% of Fund's net assets)
Amazon.com Inc	24.2
Tesla Inc	15.4
Home Depot Inc/The	4.6
Lowe's Cos Inc	4.4
McDonald's Corp	3.3
TJX Cos Inc/The	3.3
Hilton Worldwide Holdings Inc	2.8
Somnigroup International Inc	2.5
Ross Stores Inc	2.1
Dick's Sporting Goods Inc	1.9
64.5
How has the Fund changed?

This is a summary of certain changes to the Fund since November 6, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 29, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

Fidelity Advisor® Consumer Discretionary Fund merged into Consumer Discretionary Portfolio on November 14, 2025.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9921089.100    9124-TSRA-0426

ANNUAL SHAREHOLDER REPORT | AS OF FEBRUARY 28, 2026	This report describes changes to the Fund that occurred during the reporting period.
Consumer Discretionary Portfolio Fidelity Advisor® Consumer Discretionary Fund Class I : FFNQX

This annual shareholder report contains information about Consumer Discretionary Portfolio for the period November 6, 2025 to February 28, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I A	$ 22	0.70%
AExpenses for the full reporting period would be higher.

What affected the Fund's performance this period?

•U.S. stocks achieved a strong gain for the 12 months ending February 28, 2026, reflecting a historically fast rebound that began in early April, bolstered by strong corporate fundamentals, a resilient economy and, beginning in September, the Federal Reserve's first interest-rate reductions since December 2024.
•Against this backdrop, security selection was the primary contributor to the fund's performance versus the MSCI US IMI Consumer Discretionary 25/50 Index for the fiscal year, led by apparel, accessories & luxury goods. Security selection and overweights in home furnishings and apparel retail also boosted the fund's relative performance.
•The top individual relative contributor was our non-index stake in Aritzia (+92%). A second notable relative contributor was an overweight in Somnigroup International (+40%). The stock was one of the fund's largest holdings. Another notable relative contributor was an overweight in Tapestry (+84%).
•In contrast, the primary detractor from performance versus the sector index was an underweight in automobile manufacturers. Also hurting our result was stock picking in automotive retail and broadline retail.
•The largest individual relative detractor was an overweight in Floor & Decor Holdings (-28%). This period we increased our investment in Floor & Decor Holdings. The second-largest relative detractor was an underweight in Tesla (+37%). The company was one of the fund's largest holdings. An overweight in Domino's Pizza (-17%) also detracted.
•Notable changes in positioning include increased exposure to the apparel retail and automobile manufacturers industries.

Key Fund Statistics
(as of February 28, 2026)

KEY FACTS
Fund Size	$960,166,712
Number of Holdings	59
Total Advisory Fee	$4,255,887
Portfolio Turnover	21%
What did the Fund invest in?
(as of February 28, 2026)

TOP INDUSTRIES (% of Fund's net assets)
Broadline Retail	26.1
Specialty Retail	24.7
Automobiles	17.1
Hotels, Restaurants & Leisure	16.8
Household Durables	5.9
Textiles, Apparel & Luxury Goods	4.9
Automobile Components	2.0
Consumer Staples Distribution & Retail	1.5
Construction Materials	0.8

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 99.8
Short-Term Investments and Net Other Assets (Liabilities) - 0.2

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 96.7
Canada - 2.0
Brazil - 0.9
France - 0.2
Switzerland - 0.2

TOP HOLDINGS (% of Fund's net assets)
Amazon.com Inc	24.2
Tesla Inc	15.4
Home Depot Inc/The	4.6
Lowe's Cos Inc	4.4
McDonald's Corp	3.3
TJX Cos Inc/The	3.3
Hilton Worldwide Holdings Inc	2.8
Somnigroup International Inc	2.5
Ross Stores Inc	2.1
Dick's Sporting Goods Inc	1.9
64.5
How has the Fund changed?

This is a summary of certain changes to the Fund since November 6, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 29, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

Fidelity Advisor® Consumer Discretionary Fund merged into Consumer Discretionary Portfolio on November 14, 2025.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9921091.100    9125-TSRA-0426

ANNUAL SHAREHOLDER REPORT | AS OF FEBRUARY 28, 2026	This report describes changes to the Fund that occurred during the reporting period.
Consumer Discretionary Portfolio Fidelity Advisor® Consumer Discretionary Fund Class Z : FFNUX

This annual shareholder report contains information about Consumer Discretionary Portfolio for the period November 6, 2025 to February 28, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z A	$ 18	0.58%
AExpenses for the full reporting period would be higher.

What affected the Fund's performance this period?

•U.S. stocks achieved a strong gain for the 12 months ending February 28, 2026, reflecting a historically fast rebound that began in early April, bolstered by strong corporate fundamentals, a resilient economy and, beginning in September, the Federal Reserve's first interest-rate reductions since December 2024.
•Against this backdrop, security selection was the primary contributor to the fund's performance versus the MSCI US IMI Consumer Discretionary 25/50 Index for the fiscal year, led by apparel, accessories & luxury goods. Security selection and overweights in home furnishings and apparel retail also boosted the fund's relative performance.
•The top individual relative contributor was our non-index stake in Aritzia (+92%). A second notable relative contributor was an overweight in Somnigroup International (+40%). The stock was one of the fund's largest holdings. Another notable relative contributor was an overweight in Tapestry (+84%).
•In contrast, the primary detractor from performance versus the sector index was an underweight in automobile manufacturers. Also hurting our result was stock picking in automotive retail and broadline retail.
•The largest individual relative detractor was an overweight in Floor & Decor Holdings (-28%). This period we increased our investment in Floor & Decor Holdings. The second-largest relative detractor was an underweight in Tesla (+37%). The company was one of the fund's largest holdings. An overweight in Domino's Pizza (-17%) also detracted.
•Notable changes in positioning include increased exposure to the apparel retail and automobile manufacturers industries.

Key Fund Statistics
(as of February 28, 2026)

KEY FACTS
Fund Size	$960,166,712
Number of Holdings	59
Total Advisory Fee	$4,255,887
Portfolio Turnover	21%
What did the Fund invest in?
(as of February 28, 2026)

TOP INDUSTRIES (% of Fund's net assets)
Broadline Retail	26.1
Specialty Retail	24.7
Automobiles	17.1
Hotels, Restaurants & Leisure	16.8
Household Durables	5.9
Textiles, Apparel & Luxury Goods	4.9
Automobile Components	2.0
Consumer Staples Distribution & Retail	1.5
Construction Materials	0.8

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 99.8
Short-Term Investments and Net Other Assets (Liabilities) - 0.2

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 96.7
Canada - 2.0
Brazil - 0.9
France - 0.2
Switzerland - 0.2

TOP HOLDINGS (% of Fund's net assets)
Amazon.com Inc	24.2
Tesla Inc	15.4
Home Depot Inc/The	4.6
Lowe's Cos Inc	4.4
McDonald's Corp	3.3
TJX Cos Inc/The	3.3
Hilton Worldwide Holdings Inc	2.8
Somnigroup International Inc	2.5
Ross Stores Inc	2.1
Dick's Sporting Goods Inc	1.9
64.5
How has the Fund changed?

This is a summary of certain changes to the Fund since November 6, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 29, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

Fidelity Advisor® Consumer Discretionary Fund merged into Consumer Discretionary Portfolio on November 14, 2025.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9921093.100    9126-TSRA-0426

ANNUAL SHAREHOLDER REPORT | AS OF FEBRUARY 28, 2026	This report describes changes to the Fund that occurred during the reporting period.
Energy Portfolio Fidelity Advisor® Energy Fund Class A : FFOBX

This annual shareholder report contains information about Energy Portfolio for the period November 6, 2025 to February 28, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A A	$ 33	0.92%
AExpenses for the full reporting period would be higher.

What affected the Fund's performance this period?

•U.S. stocks achieved a strong gain for the 12 months ending February 28, 2026, reflecting a historically fast rebound that began in early April, bolstered by strong corporate fundamentals, a resilient economy and, beginning in September, the Federal Reserve's first interest-rate reductions since December 2024.
•Against this backdrop, security selection was the primary contributor to the fund's performance versus the MSCI U.S. IMI Energy 25/50 Index for the fiscal year, led by oil & gas equipment & services. Security selection in integrated oil & gas also boosted the fund's relative performance. Also bolstering our relative result were picks and an underweight in oil & gas exploration & production.
•The top individual relative contributor was our non-index stake in National Energy Services Reunited (+206%). The stock was among our biggest holdings at period end. The second-largest relative contributor was an overweight in TechnipFMC (+125%). The company was among the fund's largest holdings at period end. Another notable relative contributor was our non-index stake in Cenovus Energy (+66%). The company was one of the fund's biggest holdings.
•In contrast, the primary detractor from performance versus the sector index was security selection in oil & gas storage & transportation. Also hurting our result were underweights in oil & gas drilling and coal & consumable fuels.
•The biggest individual relative detractor was our non-index stake in Energy Transfer (+5%). The stock was one of our largest holdings. A second notable relative detractor was an overweight in Cheniere Energy (+4%). The stock was among the fund's largest holdings. Another notable relative detractor was an underweight in Williams (+33%). This was a stake we established this period.
•Notable changes in positioning include increased exposure to the oil & gas equipment & services industry and a lower allocation to oil & gas exploration & production.

Key Fund Statistics
(as of February 28, 2026)

KEY FACTS
Fund Size	$3,522,950,308
Number of Holdings	35
Total Advisory Fee	$13,391,971
Portfolio Turnover	14%
What did the Fund invest in?
(as of February 28, 2026)

TOP INDUSTRIES (% of Fund's net assets)
Oil, Gas & Consumable Fuels	80.5
Energy Equipment & Services	16.7
Independent Power and Renewable Electricity Producers	2.0

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 99.2
Short-Term Investments and Net Other Assets (Liabilities) - 0.8

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 86.3
Canada - 9.1
United Kingdom - 4.2
Norway - 0.3
France - 0.1

TOP HOLDINGS (% of Fund's net assets)
Exxon Mobil Corp	24.8
Chevron Corp	11.1
Cenovus Energy Inc	4.6
National Energy Services Reunited Corp	4.5
Canadian Natural Resources Ltd	4.4
Marathon Petroleum Corp	4.2
TechnipFMC PLC	4.1
Energy Transfer LP	3.7
Cheniere Energy Inc	3.6
SLB Ltd	3.6
68.6
How has the Fund changed?

This is a summary of certain changes to the Fund since November 6, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 29, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

Fidelity Advisor® Energy Fund merged into Energy Portfolio on November 14, 2025.	Effective October 30, 2025, the fund's investment objective became a fundamental policy.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9921098.100    9127-TSRA-0426

ANNUAL SHAREHOLDER REPORT | AS OF FEBRUARY 28, 2026	This report describes changes to the Fund that occurred during the reporting period.
Energy Portfolio Fidelity Advisor® Energy Fund Class M : FFNVX

This annual shareholder report contains information about Energy Portfolio for the period November 6, 2025 to February 28, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M A	$ 42	1.17%
AExpenses for the full reporting period would be higher.

What affected the Fund's performance this period?

•U.S. stocks achieved a strong gain for the 12 months ending February 28, 2026, reflecting a historically fast rebound that began in early April, bolstered by strong corporate fundamentals, a resilient economy and, beginning in September, the Federal Reserve's first interest-rate reductions since December 2024.
•Against this backdrop, security selection was the primary contributor to the fund's performance versus the MSCI U.S. IMI Energy 25/50 Index for the fiscal year, led by oil & gas equipment & services. Security selection in integrated oil & gas also boosted the fund's relative performance. Also bolstering our relative result were picks and an underweight in oil & gas exploration & production.
•The top individual relative contributor was our non-index stake in National Energy Services Reunited (+206%). The stock was among our biggest holdings at period end. The second-largest relative contributor was an overweight in TechnipFMC (+125%). The company was among the fund's largest holdings at period end. Another notable relative contributor was our non-index stake in Cenovus Energy (+66%). The company was one of the fund's biggest holdings.
•In contrast, the primary detractor from performance versus the sector index was security selection in oil & gas storage & transportation. Also hurting our result were underweights in oil & gas drilling and coal & consumable fuels.
•The biggest individual relative detractor was our non-index stake in Energy Transfer (+5%). The stock was one of our largest holdings. A second notable relative detractor was an overweight in Cheniere Energy (+4%). The stock was among the fund's largest holdings. Another notable relative detractor was an underweight in Williams (+33%). This was a stake we established this period.
•Notable changes in positioning include increased exposure to the oil & gas equipment & services industry and a lower allocation to oil & gas exploration & production.

Key Fund Statistics
(as of February 28, 2026)

KEY FACTS
Fund Size	$3,522,950,308
Number of Holdings	35
Total Advisory Fee	$13,391,971
Portfolio Turnover	14%
What did the Fund invest in?
(as of February 28, 2026)

TOP INDUSTRIES (% of Fund's net assets)
Oil, Gas & Consumable Fuels	80.5
Energy Equipment & Services	16.7
Independent Power and Renewable Electricity Producers	2.0

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 99.2
Short-Term Investments and Net Other Assets (Liabilities) - 0.8

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 86.3
Canada - 9.1
United Kingdom - 4.2
Norway - 0.3
France - 0.1

TOP HOLDINGS (% of Fund's net assets)
Exxon Mobil Corp	24.8
Chevron Corp	11.1
Cenovus Energy Inc	4.6
National Energy Services Reunited Corp	4.5
Canadian Natural Resources Ltd	4.4
Marathon Petroleum Corp	4.2
TechnipFMC PLC	4.1
Energy Transfer LP	3.7
Cheniere Energy Inc	3.6
SLB Ltd	3.6
68.6
How has the Fund changed?

This is a summary of certain changes to the Fund since November 6, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 29, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

Fidelity Advisor® Energy Fund merged into Energy Portfolio on November 14, 2025.	Effective October 30, 2025, the fund's investment objective became a fundamental policy.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9921100.100    9128-TSRA-0426

ANNUAL SHAREHOLDER REPORT | AS OF FEBRUARY 28, 2026	This report describes changes to the Fund that occurred during the reporting period.
Energy Portfolio Fidelity Advisor® Energy Fund Class C : FFOEX

This annual shareholder report contains information about Energy Portfolio for the period November 6, 2025 to February 28, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C A	$ 60	1.67%
AExpenses for the full reporting period would be higher.

What affected the Fund's performance this period?

•U.S. stocks achieved a strong gain for the 12 months ending February 28, 2026, reflecting a historically fast rebound that began in early April, bolstered by strong corporate fundamentals, a resilient economy and, beginning in September, the Federal Reserve's first interest-rate reductions since December 2024.
•Against this backdrop, security selection was the primary contributor to the fund's performance versus the MSCI U.S. IMI Energy 25/50 Index for the fiscal year, led by oil & gas equipment & services. Security selection in integrated oil & gas also boosted the fund's relative performance. Also bolstering our relative result were picks and an underweight in oil & gas exploration & production.
•The top individual relative contributor was our non-index stake in National Energy Services Reunited (+206%). The stock was among our biggest holdings at period end. The second-largest relative contributor was an overweight in TechnipFMC (+125%). The company was among the fund's largest holdings at period end. Another notable relative contributor was our non-index stake in Cenovus Energy (+66%). The company was one of the fund's biggest holdings.
•In contrast, the primary detractor from performance versus the sector index was security selection in oil & gas storage & transportation. Also hurting our result were underweights in oil & gas drilling and coal & consumable fuels.
•The biggest individual relative detractor was our non-index stake in Energy Transfer (+5%). The stock was one of our largest holdings. A second notable relative detractor was an overweight in Cheniere Energy (+4%). The stock was among the fund's largest holdings. Another notable relative detractor was an underweight in Williams (+33%). This was a stake we established this period.
•Notable changes in positioning include increased exposure to the oil & gas equipment & services industry and a lower allocation to oil & gas exploration & production.

Key Fund Statistics
(as of February 28, 2026)

KEY FACTS
Fund Size	$3,522,950,308
Number of Holdings	35
Total Advisory Fee	$13,391,971
Portfolio Turnover	14%
What did the Fund invest in?
(as of February 28, 2026)

TOP INDUSTRIES (% of Fund's net assets)
Oil, Gas & Consumable Fuels	80.5
Energy Equipment & Services	16.7
Independent Power and Renewable Electricity Producers	2.0

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 99.2
Short-Term Investments and Net Other Assets (Liabilities) - 0.8

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 86.3
Canada - 9.1
United Kingdom - 4.2
Norway - 0.3
France - 0.1

TOP HOLDINGS (% of Fund's net assets)
Exxon Mobil Corp	24.8
Chevron Corp	11.1
Cenovus Energy Inc	4.6
National Energy Services Reunited Corp	4.5
Canadian Natural Resources Ltd	4.4
Marathon Petroleum Corp	4.2
TechnipFMC PLC	4.1
Energy Transfer LP	3.7
Cheniere Energy Inc	3.6
SLB Ltd	3.6
68.6
How has the Fund changed?

This is a summary of certain changes to the Fund since November 6, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 29, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

Fidelity Advisor® Energy Fund merged into Energy Portfolio on November 14, 2025.	Effective October 30, 2025, the fund's investment objective became a fundamental policy.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9921102.100    9129-TSRA-0426

ANNUAL SHAREHOLDER REPORT | AS OF FEBRUARY 28, 2026	This report describes changes to the Fund that occurred during the reporting period.
Energy Portfolio Fidelity Advisor® Energy Fund Class I : FFNWX

This annual shareholder report contains information about Energy Portfolio for the period November 6, 2025 to February 28, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I A	$ 24	0.67%
AExpenses for the full reporting period would be higher.

What affected the Fund's performance this period?

•U.S. stocks achieved a strong gain for the 12 months ending February 28, 2026, reflecting a historically fast rebound that began in early April, bolstered by strong corporate fundamentals, a resilient economy and, beginning in September, the Federal Reserve's first interest-rate reductions since December 2024.
•Against this backdrop, security selection was the primary contributor to the fund's performance versus the MSCI U.S. IMI Energy 25/50 Index for the fiscal year, led by oil & gas equipment & services. Security selection in integrated oil & gas also boosted the fund's relative performance. Also bolstering our relative result were picks and an underweight in oil & gas exploration & production.
•The top individual relative contributor was our non-index stake in National Energy Services Reunited (+206%). The stock was among our biggest holdings at period end. The second-largest relative contributor was an overweight in TechnipFMC (+125%). The company was among the fund's largest holdings at period end. Another notable relative contributor was our non-index stake in Cenovus Energy (+66%). The company was one of the fund's biggest holdings.
•In contrast, the primary detractor from performance versus the sector index was security selection in oil & gas storage & transportation. Also hurting our result were underweights in oil & gas drilling and coal & consumable fuels.
•The biggest individual relative detractor was our non-index stake in Energy Transfer (+5%). The stock was one of our largest holdings. A second notable relative detractor was an overweight in Cheniere Energy (+4%). The stock was among the fund's largest holdings. Another notable relative detractor was an underweight in Williams (+33%). This was a stake we established this period.
•Notable changes in positioning include increased exposure to the oil & gas equipment & services industry and a lower allocation to oil & gas exploration & production.

Key Fund Statistics
(as of February 28, 2026)

KEY FACTS
Fund Size	$3,522,950,308
Number of Holdings	35
Total Advisory Fee	$13,391,971
Portfolio Turnover	14%
What did the Fund invest in?
(as of February 28, 2026)

TOP INDUSTRIES (% of Fund's net assets)
Oil, Gas & Consumable Fuels	80.5
Energy Equipment & Services	16.7
Independent Power and Renewable Electricity Producers	2.0

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 99.2
Short-Term Investments and Net Other Assets (Liabilities) - 0.8

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 86.3
Canada - 9.1
United Kingdom - 4.2
Norway - 0.3
France - 0.1

TOP HOLDINGS (% of Fund's net assets)
Exxon Mobil Corp	24.8
Chevron Corp	11.1
Cenovus Energy Inc	4.6
National Energy Services Reunited Corp	4.5
Canadian Natural Resources Ltd	4.4
Marathon Petroleum Corp	4.2
TechnipFMC PLC	4.1
Energy Transfer LP	3.7
Cheniere Energy Inc	3.6
SLB Ltd	3.6
68.6
How has the Fund changed?

This is a summary of certain changes to the Fund since November 6, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 29, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

Fidelity Advisor® Energy Fund merged into Energy Portfolio on November 14, 2025.	Effective October 30, 2025, the fund's investment objective became a fundamental policy.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9921104.100    9130-TSRA-0426

ANNUAL SHAREHOLDER REPORT | AS OF FEBRUARY 28, 2026	This report describes changes to the Fund that occurred during the reporting period.
Energy Portfolio Fidelity Advisor® Energy Fund Class Z : FFOHX

This annual shareholder report contains information about Energy Portfolio for the period November 6, 2025 to February 28, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z A	$ 20	0.55%
AExpenses for the full reporting period would be higher.

What affected the Fund's performance this period?

•U.S. stocks achieved a strong gain for the 12 months ending February 28, 2026, reflecting a historically fast rebound that began in early April, bolstered by strong corporate fundamentals, a resilient economy and, beginning in September, the Federal Reserve's first interest-rate reductions since December 2024.
•Against this backdrop, security selection was the primary contributor to the fund's performance versus the MSCI U.S. IMI Energy 25/50 Index for the fiscal year, led by oil & gas equipment & services. Security selection in integrated oil & gas also boosted the fund's relative performance. Also bolstering our relative result were picks and an underweight in oil & gas exploration & production.
•The top individual relative contributor was our non-index stake in National Energy Services Reunited (+206%). The stock was among our biggest holdings at period end. The second-largest relative contributor was an overweight in TechnipFMC (+125%). The company was among the fund's largest holdings at period end. Another notable relative contributor was our non-index stake in Cenovus Energy (+66%). The company was one of the fund's biggest holdings.
•In contrast, the primary detractor from performance versus the sector index was security selection in oil & gas storage & transportation. Also hurting our result were underweights in oil & gas drilling and coal & consumable fuels.
•The biggest individual relative detractor was our non-index stake in Energy Transfer (+5%). The stock was one of our largest holdings. A second notable relative detractor was an overweight in Cheniere Energy (+4%). The stock was among the fund's largest holdings. Another notable relative detractor was an underweight in Williams (+33%). This was a stake we established this period.
•Notable changes in positioning include increased exposure to the oil & gas equipment & services industry and a lower allocation to oil & gas exploration & production.

Key Fund Statistics
(as of February 28, 2026)

KEY FACTS
Fund Size	$3,522,950,308
Number of Holdings	35
Total Advisory Fee	$13,391,971
Portfolio Turnover	14%
What did the Fund invest in?
(as of February 28, 2026)

TOP INDUSTRIES (% of Fund's net assets)
Oil, Gas & Consumable Fuels	80.5
Energy Equipment & Services	16.7
Independent Power and Renewable Electricity Producers	2.0

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 99.2
Short-Term Investments and Net Other Assets (Liabilities) - 0.8

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 86.3
Canada - 9.1
United Kingdom - 4.2
Norway - 0.3
France - 0.1

TOP HOLDINGS (% of Fund's net assets)
Exxon Mobil Corp	24.8
Chevron Corp	11.1
Cenovus Energy Inc	4.6
National Energy Services Reunited Corp	4.5
Canadian Natural Resources Ltd	4.4
Marathon Petroleum Corp	4.2
TechnipFMC PLC	4.1
Energy Transfer LP	3.7
Cheniere Energy Inc	3.6
SLB Ltd	3.6
68.6
How has the Fund changed?

This is a summary of certain changes to the Fund since November 6, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 29, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

Fidelity Advisor® Energy Fund merged into Energy Portfolio on November 14, 2025.	Effective October 30, 2025, the fund's investment objective became a fundamental policy.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9921106.100    9131-TSRA-0426

Item 2.

Code of Ethics

As of the end of the period, February 28, 2026, Fidelity Select Portfolios (the trust) has adopted a code of ethics, as defined in Item 2 of Form N-CSR, that applies to its President and Treasurer and its Chief Financial Officer.  A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

Item 3.

Audit Committee Financial Expert

The Board of Trustees of the trust has determined that Karen B. Peetz is an audit committee financial expert, as defined in Item 3 of Form N-CSR.  Ms. Peetz is independent for purposes of Item 3 of Form N-CSR.

Item 4.

Principal Accountant Fees and Services

Fees and Services

The following table presents fees billed by PricewaterhouseCoopers LLP (“PwC”) in each of the last two fiscal years for services rendered to Automotive Portfolio, Banking Portfolio, Biotechnology Portfolio, Brokerage and Investment Management Portfolio, Chemicals Portfolio, Communication Services Portfolio, Construction and Housing Portfolio, Consumer Discretionary Portfolio, Consumer Staples Portfolio, Defense and Aerospace Portfolio, Energy Portfolio, Enterprise Technology Services Portfolio, Fidelity Environment and Alternative Energy Fund, Fidelity Natural Resources Fund, Financials Portfolio, FinTech Portfolio, Gold Portfolio, Health Care Portfolio, Health Care Services Portfolio, Insurance Portfolio, Leisure Portfolio, Materials Portfolio, Medical Technology and Devices Portfolio, Pharmaceuticals Portfolio, Retailing Portfolio, Semiconductors Portfolio, Software and IT Services Portfolio, Tech Hardware Portfolio, Technology Portfolio, Telecommunications Portfolio, Transportation Portfolio, Utilities Portfolio, and Wireless Portfolio (the “Funds”):

Services Billed by PwC

February 28, 2026 FeesA

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Automotive Portfolio	$29,800	$900	$7,000	$300
Banking Portfolio	$30,000	$900	$7,000	$300
Biotechnology Portfolio	$84,300	$2,300	$7,300	$700
Brokerage and Investment Management Portfolio	$30,100	$900	$7,000	$300
Chemicals Portfolio	$29,600	$900	$7,000	$300
Communication Services Portfolio	$34,800	$1,100	$7,000	$300
Construction and Housing Portfolio	$29,300	$900	$7,000	$300
Consumer Discretionary Portfolio	$36,600	$900	$7,000	$300
Consumer Staples Portfolio	$36,100	$1,100	$7,000	$300
Defense and Aerospace Portfolio	$30,100	$900	$7,000	$300
Energy Portfolio	$37,900	$1,000	$7,300	$300
Enterprise Technology Services Portfolio	$30,500	$1,000	$7,000	$300
Fidelity Environment and Alternative Energy Fund	$29,600	$900	$7,000	$300
Fidelity Natural Resources Fund	$29,000	$900	$7,000	$300
Financials Portfolio	$30,800	$1,000	$7,000	$300
FinTech Portfolio	$30,100	$900	$7,000	$300
Gold Portfolio	$51,000	$1,700	$15,500	$500
Health Care Portfolio	$42,000	$1,200	$7,000	$400
Health Care Services Portfolio	$29,000	$900	$7,000	$300
Insurance Portfolio	$30,100	$900	$7,000	$300
Leisure Portfolio	$30,100	$900	$7,000	$300
Materials Portfolio	$36,100	$1,100	$7,000	$300
Medical Technology and Devices Portfolio	$29,100	$900	$7,000	$300
Pharmaceuticals Portfolio	$28,800	$900	$7,000	$300
Retailing Portfolio	$30,100	$900	$7,000	$300
Semiconductors Portfolio	$30,000	$900	$7,000	$300
Software and IT Services Portfolio	$29,400	$900	$7,000	$300
Tech Hardware Portfolio	$30,800	$1,000	$7,000	$300
Technology Portfolio	$40,700	$1,000	$7,000	$300
Telecommunications Portfolio	$35,500	$1,100	$7,000	$300
Transportation Portfolio	$29,800	$900	$7,000	$300
Utilities Portfolio	$37,400	$1,000	$7,000	$300
Wireless Portfolio	$29,000	$900	$7,000	$300

February 28, 2025 FeesA

Automotive Portfolio	$29,800	$2,800	$7,000	$1,000
Banking Portfolio	$30,000	$2,800	$7,000	$1,000
Biotechnology Portfolio	$84,300	$7,000	$12,600	$2,500
Brokerage and Investment Management Portfolio	$30,100	$2,800	$7,000	$1,000
Chemicals Portfolio	$29,600	$2,800	$7,800	$1,000
Communication Services Portfolio	$34,900	$3,200	$13,000	$1,100
Construction and Housing Portfolio	$29,300	$2,800	$7,000	$1,000
Consumer Discretionary Portfolio	$29,600	$2,800	$7,000	$1,000
Consumer Staples Portfolio	$36,100	$3,300	$12,300	$1,200
Defense and Aerospace Portfolio	$30,200	$2,800	$7,000	$1,000
Energy Portfolio	$30,900	$2,900	$10,800	$1,000
Enterprise Technology Services Portfolio	$30,500	$2,900	$7,800	$1,000
Fidelity Environment and Alternative Energy Fund	$29,600	$2,800	$7,000	$1,000
Fidelity Natural Resources Fund	$29,000	$2,800	$7,000	$1,000
Financials Portfolio	$30,800	$2,900	$7,000	$1,000
FinTech Portfolio	$30,100	$2,800	$7,700	$1,000
Gold Portfolio	$51,100	$5,100	$15,500	$1,800
Health Care Portfolio	$42,200	$3,700	$7,000	$1,300
Health Care Services Portfolio	$29,100	$2,800	$7,000	$1,000
Insurance Portfolio	$30,100	$2,800	$7,000	$1,000
Leisure Portfolio	$30,100	$2,800	$7,000	$1,000
Materials Portfolio	$36,000	$3,300	$12,300	$1,200
Medical Technology and Devices Portfolio	$29,300	$2,800	$7,800	$1,000
Pharmaceuticals Portfolio	$28,900	$2,700	$7,000	$1,000
Retailing Portfolio	$30,300	$2,800	$7,800	$1,000
Semiconductors Portfolio	$30,600	$2,800	$13,000	$1,000
Software and IT Services Portfolio	$29,900	$2,800	$7,000	$1,000
Tech Hardware Portfolio	$30,800	$2,900	$7,000	$1,000
Technology Portfolio	$34,300	$3,100	$7,000	$1,100
Telecommunications Portfolio	$35,500	$3,200	$7,800	$1,100
Transportation Portfolio	$29,800	$2,800	$7,800	$1,000
Utilities Portfolio	$30,400	$2,800	$7,000	$1,000
Wireless Portfolio	$29,000	$2,800	$7,000	$1,000

A Amounts may reflect rounding.

The following table(s) present(s) fees billed by PwC that were required to be approved by the Audit Committee for services that relate directly to the operations and financial reporting of the Fund(s) and that are rendered on behalf of Fidelity Management & Research Company LLC ("FMR") and entities controlling, controlled by, or under common control with FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) that provide ongoing services to the Fund(s) (“Fund Service Providers”):

Services Billed by PwC

	February 28, 2026A	February 28, 2025A
Audit-Related Fees	$9,428,700	$9,845,100
Tax Fees	$1,000	$1,000
All Other Fees	$-	$35,000

A Amounts may reflect rounding.

“Audit-Related Fees” represent fees billed for assurance and related services that are reasonably related to the performance of the fund audit or the review of the fund's financial statements and that are not reported under Audit Fees.

“Tax Fees” represent fees billed for tax compliance, tax advice or tax planning that relate directly to the operations and financial reporting of the fund.

“All Other Fees” represent fees billed for services provided to the fund or Fund Service Provider, a significant portion of which are assurance related, that relate directly to the operations and financial reporting of the fund, excluding those services that are reported under Audit Fees, Audit-Related Fees or Tax Fees.

Assurance services must be performed by an independent public accountant.

* * *

The aggregate non-audit fees billed by PwC for services rendered to the Fund(s), FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any Fund Service Provider for each of the last two fiscal years of the Fund(s) are as follows:

Billed By	February 28, 2026A	February 28, 2025A
PwC	$14,991,600	$15,234,500

A Amounts may reflect rounding.

The trust's Audit Committee has considered non-audit services that were not pre-approved that were provided by PwC to Fund Service Providers to be compatible with maintaining the independence of PwC in its(their) audit of the Fund(s), taking into account representations from PwC, in accordance with Public Company Accounting Oversight Board rules, regarding its independence from the Fund(s) and its(their) related entities and FMR’s review of the appropriateness and permissibility under applicable law of such non-audit services prior to their provision to the Fund(s) Service Providers.

Audit Committee Pre-Approval Policies and Procedures

The trust’s Audit Committee must pre-approve all audit and non-audit services provided by a fund’s independent registered public accounting firm relating to the operations or financial reporting of the fund. Prior to the commencement of any audit or non-audit services to a fund, the Audit Committee reviews the services to determine whether they are appropriate and permissible under applicable law.

The Audit Committee has adopted policies and procedures to, among other purposes, provide a framework for the Committee’s consideration of non-audit services by the audit firms that audit the Fidelity funds. The policies and procedures require that any non-audit service provided by a fund audit firm to a Fidelity fund and any non-audit service provided by a fund auditor to a Fund Service Provider that relates directly to the operations and financial reporting of a Fidelity fund (“Covered Service”) are subject to approval by the Audit Committee before such service is provided.

All Covered Services must be approved in advance of provision of the service either: (i) by formal resolution of the Audit Committee, or (ii) by oral or written approval of the service by the Chair of the Audit Committee (or if the Chair is unavailable, such other member of the Audit Committee as may be designated by the Chair to act in the Chair’s absence). The approval contemplated by (ii) above is permitted where the Treasurer determines that action on such an engagement is necessary before the next meeting of the Audit Committee.

Non-audit services provided by a fund audit firm to a Fund Service Provider that do not relate directly to the operations and financial reporting of a Fidelity fund are reported to the Audit Committee periodically.

Non-Audit Services Approved Pursuant to Rule 2-01(c)(7)(i)(C) and (ii) of Regulation S-X (“De Minimis Exception”)

There were no non-audit services approved or required to be approved by the Audit Committee pursuant to the De Minimis Exception during the Fund’s(s’) last two fiscal years relating to services provided to (i) the Fund(s) or (ii) any Fund Service Provider that relate directly to the operations and financial reporting of the Fund(s).

The Registrant has not retained, for the preparation of the audit report on the financial statements included in the Form N-CSR, a registered public accounting firm that has a branch or office that is located in a foreign jurisdiction and that the Public Company Accounting Oversight Board (the “PCAOB”) has determined that the PCAOB is unable to inspect or investigate completely because of a position taken by an authority in the foreign jurisdiction.

The Registrant is not a “foreign issuer,” as defined in 17 CFR 240.3b-4.

Item 5.

Audit Committee of Listed Registrants

Not applicable.

Item 6.

Investments

(a)

Not applicable.

(b)

Not applicable.

Item 7.

Financial Statements and Financial Highlights for Open-End Management Investment Companies

Fidelity® Select Portfolios®
Telecommunications Services Sector

Telecommunications Portfolio
Wireless Portfolio

Annual Report
February 28, 2026
Includes Fidelity and Fidelity Advisor share classes
To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-800-544-8544 if you're an individual investing directly with Fidelity, call 1-800-835-5092 if you're a plan sponsor or participant with Fidelity as your recordkeeper or call 1-877-208-0098 on institutional accounts or if you're an advisor or invest through one to request a free copy of the proxy voting guidelines.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2026 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Funds. This report is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Funds nor Fidelity Distributors Corporation is a bank.
Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies (Annual Report)
Telecommunications Portfolio
Schedule of Investments February 28, 2026
Showing Percentage of Net Assets
Common Stocks - 96.0%
	Shares	Value ($)
BELGIUM - 2.7%
Communication Services - 2.7%
Diversified Telecommunication Services - 2.7%
Liberty Global Ltd Class A (a)	243,900	3,107,286
Liberty Global Ltd Class C (a)	249,836	3,072,983

TOTAL BELGIUM		6,180,269
PUERTO RICO - 4.1%
Communication Services - 4.1%
Diversified Telecommunication Services - 4.1%
Liberty Latin America Ltd Class A (a)	284,800	2,232,832
Liberty Latin America Ltd Class C (a)	915,933	7,272,508

TOTAL PUERTO RICO		9,505,340
UNITED STATES - 89.2%
Communication Services - 89.2%
Diversified Telecommunication Services - 77.8%
Anterix Inc (a)	35,100	1,295,541
AST SpaceMobile Inc Class A (a)(b)	139,300	11,031,167
AT&T Inc	1,915,020	53,639,710
Bandwidth Inc Class A (a)	41,500	615,030
Cogent Communications Holdings Inc	153,039	2,871,012
Comcast Corp Class A	182,800	5,659,488
GCI Liberty Inc Class A (b)	12,900	512,646
GCI Liberty Inc Class C	128,824	5,069,224
Globalstar Inc (a)(b)	179,198	11,158,659
IDT Corp Class B	117,900	6,007,005
Iridium Communications Inc	397,611	9,522,783
Lumen Technologies Inc (a)	1,434,900	10,202,139
Shenandoah Telecommunications Co (b)	24,723	336,974
Uniti Group Inc (a)(b)	860,000	6,295,200
Verizon Communications Inc	1,119,497	56,131,581
		180,348,159
Media - 1.1%
EchoStar Corp Class A (a)(b)	21,400	2,472,342
Wireless Telecommunication Services - 10.3%
Array Digital Infrastructure Inc	72,200	3,518,306
Spok Holdings Inc	11,300	137,182
T-Mobile US Inc	51,924	11,272,181
Telephone and Data Systems Inc	199,464	8,926,014
		23,853,683
TOTAL UNITED STATES		206,674,184
TOTAL COMMON STOCKS (Cost $153,059,918)		222,359,793

Money Market Funds - 11.6%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (c)	3.70	10,083,750	10,085,767
Fidelity Securities Lending Cash Central Fund (c)(d)	3.69	16,834,603	16,836,286
TOTAL MONEY MARKET FUNDS (Cost $26,922,053)			26,922,053

TOTAL INVESTMENT IN SECURITIES - 107.6% (Cost $179,981,971)	249,281,846
NET OTHER ASSETS (LIABILITIES) - (7.6)%	(17,596,145)
NET ASSETS - 100.0%	231,685,701

Legend

(a)	Non-income producing.
(b)	Security or a portion of the security is on loan at period end.
(c)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(d)	Investment made with cash collateral received from securities on loan.
Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	7,344,739	102,238,023	99,497,084	168,643	89	-	10,085,767	10,083,750	0.0%
Fidelity Securities Lending Cash Central Fund	16,492,770	288,987,347	288,644,065	87,153	234	-	16,836,286	16,834,603	0.0%
Total	23,837,509	391,225,370	388,141,149	255,796	323	-	26,922,053

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.
Investment Valuation

The following is a summary of the inputs used, as of February 28, 2026, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Common Stocks
Communication Services	222,359,793	222,359,793	-	-

Money Market Funds	26,922,053	26,922,053	-	-
Total Investments in Securities:	249,281,846	249,281,846	-	-
Telecommunications Portfolio
Financial Statements
Statement of Assets and Liabilities
As of February 28, 2026
Assets
Investment in securities, at value (including securities loaned of $15,936,501) - See accompanying schedule:
Unaffiliated issuers (cost $153,059,918)	$222,359,793
Fidelity Central Funds (cost $26,922,053)	26,922,053

Total Investment in Securities (cost $179,981,971)		$249,281,846
Foreign currency held at value (cost $21,712)		27,151
Receivable for investments sold		5,751,538
Receivable for fund shares sold		46,788
Dividends receivable		70,609
Distributions receivable from Fidelity Central Funds		28,626
Prepaid expenses		139
Other receivables		14,834
Total assets		255,221,531
Liabilities
Payable for investments purchased	$6,368,411
Payable for fund shares redeemed	154,017
Accrued management fee	126,986
Distribution and service plan fees payable	10,144
Other payables and accrued expenses	40,696
Collateral on securities loaned	16,835,576
Total liabilities		23,535,830
Net Assets		$231,685,701
Net Assets consist of:
Paid in capital		$173,305,907
Total accumulated earnings (loss)		58,379,794
Net Assets		$231,685,701

Net Asset Value and Maximum Offering Price
Class A :
Net Asset Value and redemption price per share ($23,744,335 ÷ 362,960 shares)(a)		$65.42
Maximum offering price per share (100/94.25 of $65.42)		$69.41
Class M :
Net Asset Value and redemption price per share ($8,782,963 ÷ 135,433 shares)(a)		$64.85
Maximum offering price per share (100/96.50 of $64.85)		$67.20
Class C :
Net Asset Value and offering price per share ($1,850,887 ÷ 28,355 shares)(a)		$65.28
Telecommunications :
Net Asset Value, offering price and redemption price per share ($183,732,906 ÷ 2,781,737 shares)		$66.05
Class I :
Net Asset Value, offering price and redemption price per share ($9,381,610 ÷ 142,505 shares)		$65.83
Class Z :
Net Asset Value, offering price and redemption price per share ($4,193,000 ÷ 63,871 shares)		$65.65
(a)Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
Statement of Operations
Year ended February 28, 2026
Investment Income
Dividends		$6,250,185
Special dividends		1,918,750
Income from Fidelity Central Funds (including $87,153 from security lending)		255,796
Security lending		2,378
Total income		8,427,109
Expenses
Management fee	$1,601,151
Distribution and service plan fees	120,986
Custodian fees and expenses	10,329
Independent trustees' fees and expenses	915
Registration fees	107,340
Audit fees	52,693
Legal	1,239
Interest	9,289
Miscellaneous	737
Total expenses		1,904,679
Net Investment income (loss)		6,522,430
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	7,251,141
Fidelity Central Funds	323
Foreign currency transactions	(358)
Total net realized gain (loss)		7,251,106
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	19,898,828
Assets and liabilities in foreign currencies	3,407
Total change in net unrealized appreciation (depreciation)		19,902,235
Net gain (loss)		27,153,341
Net increase (decrease) in net assets resulting from operations		$33,675,771
Statement of Changes in Net Assets

	Year ended February 28, 2026	Year ended February 28, 2025
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$6,522,430	$4,817,007
Net realized gain (loss)	7,251,106	6,220,951
Change in net unrealized appreciation (depreciation)	19,902,235	46,074,938
Net increase (decrease) in net assets resulting from operations	33,675,771	57,112,896
Distributions to shareholders	(5,903,577)	(4,654,398)

Share transactions - net increase (decrease)	(16,422,089)	(13,425,436)

Total increase (decrease) in net assets	11,350,105	39,033,062

Net Assets
Beginning of period	220,335,596	181,302,534
End of period	$231,685,701	$220,335,596

Financial Highlights
Fidelity Advisor® Telecommunications Fund Class A

Years ended February 28,	2026	2025	2024 A	2023	2022
Selected Per-Share Data
Net asset value, beginning of period	$57.95	$44.20	$46.57	$54.28	$66.52
Income from Investment Operations
Net investment income (loss) B,C	1.47 D	1.09	1.06	.93	1.51 E
Net realized and unrealized gain (loss)	7.36	13.71	(1.85) F	(5.19)	(5.14)
Total from investment operations	8.83	14.80	(.79)	(4.26)	(3.63)
Distributions from net investment income	(1.36)	(1.05)	(1.10)	(.99)	(1.66)
Distributions from net realized gain	-	-	(.48)	(2.46)	(6.95)
Total distributions	(1.36)	(1.05)	(1.58)	(3.45)	(8.61)
Net asset value, end of period	$65.42	$57.95	$44.20	$46.57	$54.28
Total Return G,H	15.51%	33.91%	(1.60)% F	(7.98)%	(6.28)%
Ratios to Average Net Assets C,I,J
Expenses before reductions	1.04%	1.05%	1.13%	1.13%	1.09%
Expenses net of fee waivers, if any	1.04%	1.05%	1.13%	1.13%	1.09%
Expenses net of all reductions, if any	1.04%	1.05%	1.12%	1.13%	1.09%
Net investment income (loss)	2.48% D	2.19%	2.48%	1.89%	2.27% E
Supplemental Data
Net assets, end of period (000 omitted)	$23,744	$20,390	$16,323	$18,744	$22,023
Portfolio turnover rate K	65%	40%	26%	24%	28%

AFor the year ended February 29.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DNet investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.47 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been 1.68%.
ENet investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.35 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been 1.74%.
FNet realized and unrealized gain (loss) per share reflects proceeds received from litigation which amounted to $.04 per share. Excluding these litigation proceeds, the total return would have been (1.68)%.
GTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
HTotal returns do not include the effect of the sales charges.
IFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
JExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
KAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity Advisor® Telecommunications Fund Class M

Years ended February 28,	2026	2025	2024 A	2023	2022
Selected Per-Share Data
Net asset value, beginning of period	$57.44	$43.84	$46.21	$53.88	$66.09
Income from Investment Operations
Net investment income (loss) B,C	1.31 D	.96	.95	.80	1.29 E
Net realized and unrealized gain (loss)	7.29	13.59	(1.84) F	(5.14)	(5.08)
Total from investment operations	8.60	14.55	(.89)	(4.34)	(3.79)
Distributions from net investment income	(1.19)	(.95)	(1.00)	(.86)	(1.48)
Distributions from net realized gain	-	-	(.48)	(2.46)	(6.95)
Total distributions	(1.19)	(.95)	(1.48)	(3.33) G	(8.42) G
Net asset value, end of period	$64.85	$57.44	$43.84	$46.21	$53.88
Total Return H,I	15.21%	33.59%	(1.84)% F	(8.21)%	(6.55)%
Ratios to Average Net Assets C,J,K
Expenses before reductions	1.29%	1.30%	1.38%	1.39%	1.39%
Expenses net of fee waivers, if any	1.29%	1.30%	1.38%	1.38%	1.38%
Expenses net of all reductions, if any	1.29%	1.30%	1.37%	1.38%	1.38%
Net investment income (loss)	2.23% D	1.93%	2.23%	1.64%	1.97% E
Supplemental Data
Net assets, end of period (000 omitted)	$8,783	$9,614	$6,380	$7,301	$7,733
Portfolio turnover rate L	65%	40%	26%	24%	28%

AFor the year ended February 29.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DNet investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.47 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been 1.43%.
ENet investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.35 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been 1.44%.
FNet realized and unrealized gain (loss) per share reflects proceeds received from litigation which amounted to $.04 per share. Excluding these litigation proceeds, the total return would have been (1.92)%.
GTotal distributions per share do not sum due to rounding.
HTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
ITotal returns do not include the effect of the sales charges.
JFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
KExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
LAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity Advisor® Telecommunications Fund Class C

Years ended February 28,	2026	2025	2024 A	2023	2022
Selected Per-Share Data
Net asset value, beginning of period	$57.80	$44.05	$46.38	$54.04	$66.17
Income from Investment Operations
Net investment income (loss) B,C	1.02 D	.71	.74	.56	1.01 E
Net realized and unrealized gain (loss)	7.35	13.68	(1.85) F	(5.15)	(5.09)
Total from investment operations	8.37	14.39	(1.11)	(4.59)	(4.08)
Distributions from net investment income	(.89)	(.64)	(.75)	(.61)	(1.10)
Distributions from net realized gain	-	-	(.48)	(2.46)	(6.95)
Total distributions	(.89)	(.64)	(1.22) G	(3.07)	(8.05)
Net asset value, end of period	$65.28	$57.80	$44.05	$46.38	$54.04
Total Return H,I	14.65%	32.91%	(2.33)% F	(8.66)%	(6.97)%
Ratios to Average Net Assets C,J,K
Expenses before reductions	1.79%	1.80%	1.88%	1.88%	1.83%
Expenses net of fee waivers, if any	1.79%	1.80%	1.88%	1.87%	1.83%
Expenses net of all reductions, if any	1.79%	1.80%	1.87%	1.87%	1.83%
Net investment income (loss)	1.73% D	1.44%	1.73%	1.15%	1.52% E
Supplemental Data
Net assets, end of period (000 omitted)	$1,851	$2,113	$2,547	$3,923	$5,254
Portfolio turnover rate L	65%	40%	26%	24%	28%

AFor the year ended February 29.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DNet investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.47 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been .93%.
ENet investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.35 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been .99%.
FNet realized and unrealized gain (loss) per share reflects proceeds received from litigation which amounted to $.04 per share. Excluding these litigation proceeds, the total return would have been (2.41)%.
GTotal distributions per share do not sum due to rounding.
HTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
ITotal returns do not include the effect of the contingent deferred sales charge.
JFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
KExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
LAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Telecommunications Portfolio

Years ended February 28,	2026	2025	2024 A	2023	2022
Selected Per-Share Data
Net asset value, beginning of period	$58.48	$44.59	$46.97	$54.73	$67.04
Income from Investment Operations
Net investment income (loss) B,C	1.66 D	1.25	1.20	1.09	1.71 E
Net realized and unrealized gain (loss)	7.43	13.83	(1.87) F	(5.24)	(5.18)
Total from investment operations	9.09	15.08	(.67)	(4.15)	(3.47)
Distributions from net investment income	(1.52)	(1.19)	(1.23)	(1.15)	(1.89)
Distributions from net realized gain	-	-	(.48)	(2.46)	(6.95)
Total distributions	(1.52)	(1.19)	(1.71)	(3.61)	(8.84)
Net asset value, end of period	$66.05	$58.48	$44.59	$46.97	$54.73
Total Return G	15.85%	34.31%	(1.33)% F	(7.71)%	(5.99)%
Ratios to Average Net Assets C,H,I
Expenses before reductions	.74%	.75%	.85%	.82%	.79%
Expenses net of fee waivers, if any	.74%	.75%	.84%	.82%	.79%
Expenses net of all reductions, if any	.74%	.75%	.84%	.82%	.79%
Net investment income (loss)	2.78% D	2.48%	2.75%	2.20%	2.57% E
Supplemental Data
Net assets, end of period (000 omitted)	$183,733	$178,652	$147,413	$171,885	$199,560
Portfolio turnover rate J	65%	40%	26%	24%	28%

AFor the year ended February 29.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DNet investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.48 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been 1.98%.
ENet investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.35 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been 2.04%.
FNet realized and unrealized gain (loss) per share reflects proceeds received from litigation which amounted to $.04 per share. Excluding these litigation proceeds, the total return would have been (1.41)%.
GTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
HFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
IExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity Advisor® Telecommunications Fund Class I

Years ended February 28,	2026	2025	2024 A	2023	2022
Selected Per-Share Data
Net asset value, beginning of period	$58.32	$44.49	$46.84	$54.58	$66.84
Income from Investment Operations
Net investment income (loss) B,C	1.65 D	1.26	1.23	1.10	1.74 E
Net realized and unrealized gain (loss)	7.40	13.77	(1.87) F	(5.21)	(5.18)
Total from investment operations	9.05	15.03	(.64)	(4.11)	(3.44)
Distributions from net investment income	(1.54)	(1.20)	(1.23)	(1.16)	(1.87)
Distributions from net realized gain	-	-	(.48)	(2.46)	(6.95)
Total distributions	(1.54)	(1.20)	(1.71)	(3.63) G	(8.82)
Net asset value, end of period	$65.83	$58.32	$44.49	$46.84	$54.58
Total Return H	15.84%	34.29%	(1.25)% F	(7.67)%	(5.97)%
Ratios to Average Net Assets B,I,J
Expenses before reductions	.74%	.75%	.80%	.78%	.77%
Expenses net of fee waivers, if any	.74%	.75%	.79%	.78%	.77%
Expenses net of all reductions, if any	.74%	.75%	.79%	.78%	.77%
Net investment income (loss)	2.78% D	2.48%	2.81%	2.25%	2.59% E
Supplemental Data
Net assets, end of period (000 omitted)	$9,382	$7,664	$6,344	$28,441	$12,038
Portfolio turnover rate K	65%	40%	26%	24%	28%

AFor the year ended February 29.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CCalculated based on average shares outstanding during the period.
DNet investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.48 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been 1.97%.
ENet investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.36 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been 2.06%.
FNet realized and unrealized gain (loss) per share reflects proceeds received from litigation which amounted to $.04 per share. Excluding these litigation proceeds, the total return would have been (1.33)%.
GTotal distributions per share do not sum due to rounding.
HTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
IExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
JFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
KAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity Advisor® Telecommunications Fund Class Z

Years ended February 28,	2026	2025	2024 A	2023	2022
Selected Per-Share Data
Net asset value, beginning of period	$58.18	$44.34	$46.72	$54.46	$66.75
Income from Investment Operations
Net investment income (loss) B,C	1.71 D	1.29	1.26	1.18	1.83 E
Net realized and unrealized gain (loss)	7.38	13.77	(1.86) F	(5.23)	(5.20)
Total from investment operations	9.09	15.06	(.60)	(4.05)	(3.37)
Distributions from net investment income	(1.62)	(1.22)	(1.31)	(1.22)	(1.98)
Distributions from net realized gain	-	-	(.48)	(2.46)	(6.95)
Total distributions	(1.62)	(1.22)	(1.78) G	(3.69) G	(8.92) G
Net asset value, end of period	$65.65	$58.18	$44.34	$46.72	$54.46
Total Return H	15.97%	34.47%	(1.16)% F	(7.56)%	(5.87)%
Ratios to Average Net Assets C,I,J
Expenses before reductions	.64%	.64%	.69%	.67%	.65%
Expenses net of fee waivers, if any	.64%	.64%	.68%	.66%	.65%
Expenses net of all reductions, if any	.64%	.64%	.68%	.66%	.65%
Net investment income (loss)	2.88% D	2.59%	2.92%	2.36%	2.71% E
Supplemental Data
Net assets, end of period (000 omitted)	$4,193	$1,903	$2,296	$2,685	$5,587
Portfolio turnover rate K	65%	40%	26%	24%	28%

AFor the year ended February 29.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DNet investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.48 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been 2.08%.
ENet investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.36 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been 2.17%.
FNet realized and unrealized gain (loss) per share reflects proceeds received from litigation which amounted to $.04 per share. Excluding these litigation proceeds, the total return would have been (1.24)%.
GTotal distributions per share do not sum due to rounding.
HTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
IFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
JExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
KAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.

Notes to Financial Statements
For the period ended February 28, 2026

1. Organization.
Telecommunications Portfolio (the Fund) is a non-diversified fund of Fidelity Select Portfolios (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund invests primarily in securities of companies whose principal business activities fall within specific industries. The Fund offers Class A, Class M, Class C, Telecommunications, Class I and Class Z shares, each of which has equal rights as to assets and voting privileges. Class A, Class M, Class C, Class I and Class Z are Fidelity Advisor classes. Each class has exclusive voting rights with respect to matters that affect that class. Class C shares will automatically convert to Class A shares after a holding period of eight years from the initial date of purchase, with certain exceptions.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The Fund operates as a single operating segment. The Fund's income, expenses, assets, and performance are regularly monitored and assessed as a whole by the investment adviser and other individuals responsible for oversight functions of the Trust, using the information presented in the financial statements and financial highlights. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of February 28, 2026 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Large, non-recurring dividends recognized by the Fund are presented separately on the Statement of Operations as "Special Dividends" and the impact of these dividends is presented in the Financial Highlights. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of a fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of a fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred, as applicable. Certain expense reductions may also differ by class, if applicable. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of February 28, 2026, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, capital loss carryforwards and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$69,099,837
Gross unrealized depreciation	(1,119,413)
Net unrealized appreciation (depreciation)	$67,980,424
Tax Cost	$181,301,422

The tax-based components of distributable earnings as of period end were as follows:

Undistributed ordinary income	$1,427,751
Capital loss carryforward	$(11,028,865)
Net unrealized appreciation (depreciation) on securities and other investments	$67,980,908

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of fiscal period end and is subject to adjustment.

Short-term	$-
Long-term	(11,028,865)
Total capital loss carryforward	$(11,028,865)

The tax character of distributions paid was as follows:

	February 28, 2026	February 28, 2025
Ordinary Income	$5,903,577	$4,654,398
4. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Telecommunications Portfolio	153,528,235	161,647,702
5. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee.

The Fund's management contract incorporates a management fee rate that may vary by class. The investment adviser or an affiliate pays certain expenses of managing and operating the Fund out of each class's management fee. Each class of the Fund pays a management fee to the investment adviser. The management fee is calculated and paid to the investment adviser every month. When determining a class's management fee, a mandate rate is calculated based on the monthly average net assets of a group of funds advised by FMR within a designated asset class. A discount rate is subtracted from the mandate rate once the Fund's monthly average net assets reach a certain level. The mandate rate and discount rate may vary by class. The annual management fee rate for a class of shares of the Fund is the lesser of (1) the class's mandate rate reduced by the class's discount rate (if applicable) or (2) the amount set forth in the following table.

Maximum Management Fee Rate %
Class A	.72
Class M	.72
Class C	.72
Telecommunications	.72
Class I	.67
Class Z	.56

One-twelfth of the management fee rate for a class is applied to the average net assets of the class for the month, giving a dollar amount which is the management fee for the class for that month. A different management fee rate may be applicable to each class of the Fund. The difference between classes is the result of separate arrangements for class-level services and/or waivers of certain expenses. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of the Fund's assets, which do not vary by class. For the reporting period, the total annualized management fee rates were as follows:

Total Management Fee Rate %
Class A	.71
Class M	.71
Class C	.71
Telecommunications	.66
Class I	.67
Class Z	.56

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Company LLC (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees ($)	Retained by FDC ($)
Class A	- %	.25%	57,181	2,159
Class M	.25%	.25%	43,872	14
Class C	.75%	.25%	19,933	1,747
			120,986	3,920

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class M shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class M and Class C redemptions. The deferred sales charges are 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class M shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC ($)
Class A	8,780
Class M	503
Class CA	40
9,323

A When Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount ($)
Telecommunications Portfolio	12,849

Interfund Lending Program. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the Fund, along with other registered investment companies having management contracts with Fidelity Management & Research Company LLC (FMR), or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from, or lend money to, other participating affiliated funds at rates that are beneficial to both the borrowing and lending fund. Borrowings under the program are generally for temporary or emergency purposes, including meeting fund shareholder redemptions. The interfund loan rate is determined, as specified in the Exemptive Order, by averaging, (1) the higher of the overnight time deposit rate and the current overnight repurchase agreement rate, and (2) a benchmark rate representing the lowest bank loan rate available to the funds. At period end, there were no interfund loans outstanding. Activity in this program during the period for which loans were outstanding was as follows:

	Borrower or Lender	Average Loan Balance ($)	Weighted Average Interest Rate	Interest Expense ($)
Telecommunications Portfolio	Borrower	14,599,000	4.58%	9,289

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board of Trustees. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. Interfund trades during the period are noted in the table below.

	Purchases ($)	Sales ($)	Realized Gain (Loss) ($)
Telecommunications Portfolio	11,541,096	8,412,008	1,113,880
6. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes.

Commitment fees are charged based on the unused amount of the line of credit at an annual rate of .10%, and then allocated to each participating fund based on its pro-rata portion of the line of credit. The commitment fees are reflected in Miscellaneous expenses on the Statement of Operations, and are listed below.

Interest is charged to a participating fund based on its borrowings at an annual rate of .75% plus the highest of (i) daily SOFR plus a .10% spread adjustment, (ii) Federal Funds Effective Rate, or (iii) Overnight Bank Funding Rate. During the period, there were no borrowings on this line of credit.

The line of credit agreement will expire in March 2027 unless extended or renewed.

Amount ($)
Telecommunications Portfolio	315

Effective March 24, 2026 the .10% spread adjustment on the SOFR benchmark was removed.
7. Security Lending.
Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, the borrowers provide collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the fair value of the loaned securities during the period of the loan. The fair value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned or gaining access to non-cash collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral less rebates paid to borrowers, plus any premium income received, or for non-cash collateral, fees received from borrowers as compensation for the securities loaned. Securities lending income is reduced by any lending agent fees associated with the loan. Any security lending income earned on investing cash collateral is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Any security lending income earned on non-cash collateral is presented in the Statement of Operations in security lending. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS ($)	Security Lending Income From Securities Loaned to NFS ($)	Value of Securities Loaned to NFS at Period End ($)
Telecommunications Portfolio	9,191	-	-
8. Distributions to Shareholders.
Distributions to shareholders of each class were as follows:

	Year ended February 28, 2026	Year ended February 28, 2025
Telecommunications Portfolio
Distributions to shareholders
Class A	$526,456	$370,170
Class M	176,166	147,682
Class C	30,470	28,349
Telecommunications	4,692,765	3,872,186
Class I	359,018	191,277
Class Z	118,702	44,734
Total	$5,903,577	$4,654,398
9. Share Transactions.
Share transactions for each class were as follows and may contain in-kind transactions, automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Year ended February 28, 2026	Year ended February 28, 2025	Year ended February 28, 2026	Year ended February 28, 2025
Telecommunications Portfolio
Class A
Shares sold	127,079	67,832	$7,349,953	$3,482,982
Reinvestment of distributions	8,685	7,230	513,008	357,752
Shares redeemed	(124,636)	(92,490)	(7,332,215)	(4,504,219)
Net increase (decrease)	11,128	(17,428)	$530,746	$(663,485)
Class M
Shares sold	52,130	76,951	$3,021,341	$4,009,255
Reinvestment of distributions	2,994	2,984	175,648	147,248
Shares redeemed	(87,077)	(58,075)	(5,004,236)	(2,882,272)
Net increase (decrease)	(31,953)	21,860	$(1,807,247)	$1,274,231
Class C
Shares sold	5,535	3,473	$324,788	$177,681
Reinvestment of distributions	507	563	30,142	27,562
Shares redeemed	(14,247)	(25,290)	(832,937)	(1,233,429)
Net increase (decrease)	(8,205)	(21,254)	$(478,007)	$(1,028,186)
Telecommunications
Shares sold	1,529,209	857,396	$89,541,344	$45,252,612
Reinvestment of distributions	72,864	70,952	4,323,106	3,542,040
Shares redeemed	(1,875,352)	(1,179,236)	(110,893,021)	(60,213,975)
Net increase (decrease)	(273,279)	(250,888)	$(17,028,571)	$(11,419,323)
Class I
Shares sold	241,282	126,266	$14,233,053	$6,480,930
Reinvestment of distributions	5,978	3,730	355,696	187,518
Shares redeemed	(236,155)	(141,190)	(13,916,295)	(7,340,701)
Net increase (decrease)	11,105	(11,194)	$672,454	$(672,253)
Class Z
Shares sold	60,863	12,647	$3,475,907	$647,933
Reinvestment of distributions	1,738	755	102,935	37,105
Shares redeemed	(31,441)	(32,473)	(1,890,306)	(1,601,458)
Net increase (decrease)	31,160	(19,071)	$1,688,536	$(916,420)
10. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.
11. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as public health emergencies, military conflicts, terrorism, government restrictions, political changes, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Wireless Portfolio
Schedule of Investments February 28, 2026
Showing Percentage of Net Assets
Common Stocks - 99.2%
	Shares	Value ($)
BRAZIL - 1.0%
Communication Services - 1.0%
Diversified Telecommunication Services - 1.0%
Telefonica Brasil SA ADR	183,400	3,101,294
CANADA - 5.4%
Communication Services - 5.3%
Diversified Telecommunication Services - 3.4%
BCE Inc (a)	217,300	5,711,085
TELUS Corp	340,400	4,666,603
		10,377,688
Wireless Telecommunication Services - 1.9%
Rogers Communications Inc Class B (a)	144,800	5,779,049
TOTAL COMMUNICATION SERVICES		16,156,737
Information Technology - 0.1%
Software - 0.1%
BlackBerry Ltd (b)	76,200	258,646
TOTAL CANADA		16,415,383
FINLAND - 3.8%
Information Technology - 3.8%
Communications Equipment - 3.8%
Nokia Oyj ADR	1,496,700	11,554,524
FRANCE - 0.5%
Communication Services - 0.5%
Diversified Telecommunication Services - 0.5%
Orange SA	72,300	1,557,527
MEXICO - 1.7%
Communication Services - 1.7%
Wireless Telecommunication Services - 1.7%
America Movil SAB de CV ADR	205,100	5,336,702
PUERTO RICO - 0.9%
Communication Services - 0.9%
Diversified Telecommunication Services - 0.9%
Liberty Latin America Ltd Class C (b)	338,100	2,684,514
SINGAPORE - 1.8%
Information Technology - 1.8%
Semiconductors & Semiconductor Equipment - 1.8%
STMicroelectronics NV depository receipt	168,700	5,670,007
SPAIN - 0.2%
Communication Services - 0.2%
Diversified Telecommunication Services - 0.2%
Telefonica SA ADR	161,149	723,559
SWEDEN - 2.3%
Information Technology - 2.3%
Communications Equipment - 2.3%
Telefonaktiebolaget LM Ericsson Class B ADR (a)	598,000	6,936,800
TAIWAN - 1.5%
Communication Services - 1.2%
Diversified Telecommunication Services - 1.2%
Chunghwa Telecom Co Ltd ADR	82,100	3,550,004
Information Technology - 0.3%
Semiconductors & Semiconductor Equipment - 0.3%
Taiwan Semiconductor Manufacturing Co Ltd ADR	2,700	1,011,366
TOTAL TAIWAN		4,561,370
UNITED KINGDOM - 2.7%
Communication Services - 2.7%
Diversified Telecommunication Services - 0.4%
Zegona Communications plc	47,700	1,083,167
Wireless Telecommunication Services - 2.3%
Vodafone Group PLC ADR	459,581	7,059,164
TOTAL UNITED KINGDOM		8,142,331
UNITED STATES - 77.4%
Communication Services - 29.9%
Diversified Telecommunication Services - 19.1%
Anterix Inc (a)(b)	56,388	2,081,281
AST SpaceMobile Inc Class A (a)(b)	103,700	8,212,003
AT&T Inc	804,800	22,542,448
Globalstar Inc (a)(b)	87,573	5,453,171
Iridium Communications Inc	106,300	2,545,885
Verizon Communications Inc	350,901	17,594,176
		58,428,964
Interactive Media & Services - 0.9%
Alphabet Inc Class A	9,200	2,868,192
Media - 1.1%
EchoStar Corp Class A (a)(b)	28,700	3,315,711
Wireless Telecommunication Services - 8.8%
Array Digital Infrastructure Inc (a)	29,100	1,418,043
T-Mobile US Inc	104,016	22,580,833
Telephone and Data Systems Inc	67,000	2,998,250
		26,997,126
TOTAL COMMUNICATION SERVICES		91,609,993
Information Technology - 40.6%
Communications Equipment - 9.3%
Digi International Inc (b)	25,300	1,235,146
Motorola Solutions Inc	39,168	18,889,160
Netgear Inc (b)	48,400	998,008
Ubiquiti Inc (a)	900	690,290
Viasat Inc (b)	70,601	3,232,114
Vistance Networks Inc (b)	191,700	3,368,169
		28,412,887
Semiconductors & Semiconductor Equipment - 13.4%
Applied Materials Inc	1,900	707,370
KLA Corp	500	762,275
Lam Research Corp	3,400	795,226
MACOM Technology Solutions Holdings Inc (b)	4,000	992,480
Marvell Technology Inc	180,600	14,753,214
Micron Technology Inc	3,700	1,525,769
NVIDIA Corp	4,500	797,355
Qorvo Inc (b)	9,100	754,390
QUALCOMM Inc	123,250	17,545,870
Skyworks Solutions Inc (a)	43,000	2,561,940
		41,195,889
Software - 2.1%
InterDigital Inc (a)	14,200	5,204,726
RingCentral Inc Class A (a)(b)	32,200	1,173,690
		6,378,416
Technology Hardware, Storage & Peripherals - 15.8%
Apple Inc	175,120	46,263,202
Sandisk Corp/DE (b)	3,500	2,223,760
		48,486,962
TOTAL INFORMATION TECHNOLOGY		124,474,154
Real Estate - 6.9%
Specialized REITs - 6.9%
American Tower Corp	59,192	11,356,577
Crown Castle Inc	67,101	6,008,224
SBA Communications Corp Class A	18,500	3,721,460
TOTAL REAL ESTATE		21,086,261
TOTAL UNITED STATES		237,170,408
TOTAL COMMON STOCKS (Cost $183,404,405)		303,854,419

Money Market Funds - 14.4%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (c)	3.70	1,172,667	1,172,902
Fidelity Securities Lending Cash Central Fund (c)(d)	3.69	43,036,677	43,040,981
TOTAL MONEY MARKET FUNDS (Cost $44,213,883)			44,213,883

TOTAL INVESTMENT IN SECURITIES - 113.6% (Cost $227,618,288)	348,068,302
NET OTHER ASSETS (LIABILITIES) - (13.6)%	(41,541,127)
NET ASSETS - 100.0%	306,527,175

Legend

(a)	Security or a portion of the security is on loan at period end.
(b)	Non-income producing.
(c)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(d)	Investment made with cash collateral received from securities on loan.
Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	2,144,024	54,702,139	55,673,121	68,411	(140)	-	1,172,902	1,172,667	0.0%
Fidelity Securities Lending Cash Central Fund	13,509,231	228,244,997	198,712,406	65,012	(841)	-	43,040,981	43,036,677	0.1%
Total	15,653,255	282,947,136	254,385,527	133,423	(981)	-	44,213,883

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.
Investment Valuation

The following is a summary of the inputs used, as of February 28, 2026, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Common Stocks
Communication Services	132,862,661	131,305,134	1,557,527	-
Information Technology	149,905,497	149,905,497	-	-
Real Estate	21,086,261	21,086,261	-	-

Money Market Funds	44,213,883	44,213,883	-	-
Total Investments in Securities:	348,068,302	346,510,775	1,557,527	-
Wireless Portfolio
Financial Statements
Statement of Assets and Liabilities
As of February 28, 2026
Assets
Investment in securities, at value (including securities loaned of $41,875,171) - See accompanying schedule:
Unaffiliated issuers (cost $183,404,405)	$303,854,419
Fidelity Central Funds (cost $44,213,883)	44,213,883

Total Investment in Securities (cost $227,618,288)		$348,068,302
Foreign currency held at value (cost $141,213)		138,657
Receivable for investments sold		14,390,237
Receivable for fund shares sold		12,285
Dividends receivable		139,929
Reclaims receivable		287,741
Distributions receivable from Fidelity Central Funds		7,384
Prepaid expenses		168
Other receivables		24,277
Total assets		363,068,980
Liabilities
Payable for investments purchased	$13,171,410
Payable for fund shares redeemed	128,629
Accrued management fee	164,889
Other payables and accrued expenses	34,986
Collateral on securities loaned	43,041,891
Total liabilities		56,541,805
Net Assets		$306,527,175
Net Assets consist of:
Paid in capital		$183,757,665
Total accumulated earnings (loss)		122,769,510
Net Assets		$306,527,175
Net Asset Value, offering price and redemption price per share ($306,527,175 ÷ 23,881,768 shares)		$12.84
Statement of Operations
Year ended February 28, 2026
Investment Income
Dividends		$7,223,378
Special dividends		3,040,600
Income from Fidelity Central Funds (including $65,012 from security lending)		133,423
Security lending		1,787
Total income		10,399,188
Expenses
Management fee	$2,013,947
Custodian fees and expenses	20,421
Independent trustees' fees and expenses	1,185
Registration fees	25,115
Audit fees	88,488
Legal	553
Miscellaneous	982
Total expenses		2,150,691
Net Investment income (loss)		8,248,497
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers (net of foreign taxes of $314,510)	11,553,904
Fidelity Central Funds	(981)
Foreign currency transactions	9,560
Total net realized gain (loss)		11,562,483
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers (net of decrease in deferred foreign taxes of $317,898)	14,659,065
Assets and liabilities in foreign currencies	9,247
Total change in net unrealized appreciation (depreciation)		14,668,312
Net gain (loss)		26,230,795
Net increase (decrease) in net assets resulting from operations		$34,479,292
Statement of Changes in Net Assets

	Year ended February 28, 2026	Year ended February 28, 2025
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$8,248,497	$3,871,010
Net realized gain (loss)	11,562,483	39,071,867
Change in net unrealized appreciation (depreciation)	14,668,312	11,502,365
Net increase (decrease) in net assets resulting from operations	34,479,292	54,445,242
Distributions to shareholders	(33,890,727)	(28,765,762)

Share transactions
Proceeds from sales of shares	15,336,034	22,743,019
Reinvestment of distributions	31,198,500	26,521,050
Cost of shares redeemed	(66,385,818)	(73,260,275)

Net increase (decrease) in net assets resulting from share transactions	(19,851,284)	(23,996,206)
Total increase (decrease) in net assets	(19,262,719)	1,683,274

Net Assets
Beginning of period	325,789,894	324,106,620
End of period	$306,527,175	$325,789,894

Other Information
Shares
Sold	1,261,572	1,805,644
Issued in reinvestment of distributions	2,739,396	2,177,834
Redeemed	(5,457,745)	(5,874,258)
Net increase (decrease)	(1,456,777)	(1,890,780)

Financial Highlights
Wireless Portfolio

Years ended February 28,	2026	2025	2024 A	2023	2022
Selected Per-Share Data
Net asset value, beginning of period	$12.86	$11.90	$10.17	$12.91	$13.34
Income from Investment Operations
Net investment income (loss) B,C	.33 D	.15	.12	.09	.10
Net realized and unrealized gain (loss)	1.04	1.94	1.89	(1.95)	.54
Total from investment operations	1.37	2.09	2.01	(1.86)	.64
Distributions from net investment income	(.34)	(.13)	(.11)	(.09)	(.09)
Distributions from net realized gain	(1.05)	(1.00)	(.17)	(.79)	(.98)
Total distributions	(1.39)	(1.13)	(.28)	(.88)	(1.07)
Net asset value, end of period	$12.84	$12.86	$11.90	$10.17	$12.91
Total Return E	12.38%	18.31%	19.83%	(14.79)%	4.40%
Ratios to Average Net Assets C,F,G
Expenses before reductions	.71%	.71%	.81%	.79%	.77%
Expenses net of fee waivers, if any	.71%	.71%	.80%	.79%	.77%
Expenses net of all reductions, if any	.71%	.71%	.80%	.79%	.77%
Net investment income (loss)	2.72% D	1.18%	1.16%	.85%	.69%
Supplemental Data
Net assets, end of period (000 omitted)	$306,527	$325,790	$324,107	$302,206	$403,566
Portfolio turnover rate H	58%	49%	22%	11%	30%

AFor the year ended February 29.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DNet investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.12 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been 1.71%.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.

Notes to Financial Statements
For the period ended February 28, 2026

1. Organization.
Wireless Portfolio (the Fund) is a non-diversified fund of Fidelity Select Portfolios (the Trust) and is authorized to issue an unlimited number of shares. Share transactions on the Statement of Changes in Net Assets may contain exchanges between affiliated funds. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund invests primarily in securities of companies whose principal business activities fall within specific industries.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The Fund operates as a single operating segment. The Fund's income, expenses, assets, and performance are regularly monitored and assessed as a whole by the investment adviser and other individuals responsible for oversight functions of the Trust, using the information presented in the financial statements and financial highlights. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of February 28, 2026 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Large, non-recurring dividends recognized by the Fund are presented separately on the Statement of Operations as "Special Dividends" and the impact of these dividends is presented in the Financial Highlights. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. Any withholding tax reclaims income is included in the Statement of Operations in dividends. Any receivables for withholding tax reclaims are included in the Statement of Assets and Liabilities in reclaims receivable. The Fund has filed tax reclaims for previously withheld taxes on dividends earned in certain European Union (EU) countries. These additional filings are subject to various administrative proceedings by the local jurisdictions' tax authorities within the EU, as well as a number of related judicial proceedings. Income recognized for EU reclaims is included with other reclaims in the Statement of Operations in dividends. These reclaims are recorded when the amount is known and there are no significant uncertainties on collectability.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of February 28, 2026, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. The Fund is subject to a tax imposed on capital gains by certain countries in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. In addition, the Fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, certain foreign taxes, passive foreign investment companies (PFIC) and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$124,526,345
Gross unrealized depreciation	(6,569,147)
Net unrealized appreciation (depreciation)	$117,957,198
Tax Cost	$230,111,104

The tax-based components of distributable earnings as of period end were as follows:

Undistributed ordinary income	$3,184,010
Undistributed long-term capital gain	$1,624,630
Net unrealized appreciation (depreciation) on securities and other investments	$117,960,869

The tax character of distributions paid was as follows:

	February 28, 2026	February 28, 2025
Ordinary Income	$10,963,660	$ 3,194,254
Long-term Capital Gains	22,927,067	25,571,508
Total	$33,890,727	$ 28,765,762
4. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Wireless Portfolio	175,113,190	220,886,759
5. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee.

Any reference to "class" in this note shall mean "the Fund" as the Fund currently offers only one class of shares. The Fund's management contract incorporates a management fee rate that may vary by class. The investment adviser or an affiliate pays certain expenses of managing and operating the Fund out of each class's management fee. Each class of the Fund pays a management fee to the investment adviser. The management fee is calculated and paid to the investment adviser every month. When determining a class's management fee, a mandate rate is calculated based on the monthly average net assets of a group of funds advised by FMR within a designated asset class. A discount rate is subtracted from the mandate rate once the Fund's monthly average net assets reach a certain level. The mandate rate and discount rate may vary by class. The annual management fee rate for a class of shares of the Fund is the lesser of (1) the class's mandate rate reduced by the class's discount rate (if applicable) or (2) the amount set forth in the following table.

Maximum Management Fee Rate %
Wireless Portfolio	.72

One-twelfth of the management fee rate for a class is applied to the average net assets of the class for the month, giving a dollar amount which is the management fee for the class for that month. A different management fee rate may be applicable to each class of the Fund. The difference between classes is the result of separate arrangements for class-level services and/or waivers of certain expenses. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of the Fund's assets, which do not vary by class. For the reporting period, the total annualized management fee rates were as follows:

Total Management Fee Rate %
Wireless Portfolio	.66

Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount ($)
Wireless Portfolio	8,725

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board of Trustees. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. Interfund trades during the period are noted in the table below.

	Purchases ($)	Sales ($)	Realized Gain (Loss) ($)
Wireless Portfolio	15,282,190	7,641,114	(75,594)
6. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes.

Commitment fees are charged based on the unused amount of the line of credit at an annual rate of .10%, and then allocated to each participating fund based on its pro-rata portion of the line of credit. The commitment fees are reflected in Miscellaneous expenses on the Statement of Operations, and are listed below.

Interest is charged to a participating fund based on its borrowings at an annual rate of .75% plus the highest of (i) daily SOFR plus a .10% spread adjustment, (ii) Federal Funds Effective Rate, or (iii) Overnight Bank Funding Rate. During the period, there were no borrowings on this line of credit.

The line of credit agreement will expire in March 2027 unless extended or renewed.

Amount ($)
Wireless Portfolio	410

Effective March 24, 2026 the .10% spread adjustment on the SOFR benchmark was removed.
7. Security Lending.
Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, the borrowers provide collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the fair value of the loaned securities during the period of the loan. The fair value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned or gaining access to non-cash collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral less rebates paid to borrowers, plus any premium income received, or for non-cash collateral, fees received from borrowers as compensation for the securities loaned. Securities lending income is reduced by any lending agent fees associated with the loan. Any security lending income earned on investing cash collateral is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Any security lending income earned on non-cash collateral is presented in the Statement of Operations in security lending. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS ($)	Security Lending Income From Securities Loaned to NFS ($)	Value of Securities Loaned to NFS at Period End ($)
Wireless Portfolio	7,077	1,812	2,806,040
8. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.
9. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as public health emergencies, military conflicts, terrorism, government restrictions, political changes, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Fidelity Select Portfolios and Shareholders of Telecommunications Portfolio and Wireless Portfolio

Opinions on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of Telecommunications Portfolio and Wireless Portfolio (two of the funds constituting Fidelity Select Portfolios, hereafter collectively referred to as the "Funds") as of February 28, 2026, the related statements of operations for the year ended February 28, 2026, the statements of changes in net assets for each of the two years in the period ended February 28, 2026, including the related notes, and the financial highlights for each of the five years in the period ended February 28, 2026 (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of February 28, 2026, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended February 28, 2026 and each of the financial highlights for each of the five years in the period ended February 28, 2026 in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinions

These financial statements are the responsibility of the Funds' management. Our responsibility is to express an opinion on the Funds' financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of February 28, 2026 by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.

/s/ PricewaterhouseCoopers LLP
Boston, Massachusetts
April 15, 2026

We have served as the auditor of one or more investment companies in the Fidelity group of funds since 1932.
Distributions
 (Unaudited)
The dividend and capital gains distributions for the fund(s) are available on Fidelity.com or Institutional.Fidelity.com.
The funds hereby designate as capital gain dividend the amounts noted below for the taxable year ended February 28, 2026, or, if subsequently determined to be different, the net capital gain of such year.

Wireless Portfolio	$ 7,662,569
A percentage of the dividends distributed during the fiscal year for the following funds were derived from interest on U.S. Government securities which is generally exempt from state income tax.

Telecommunications Portfolio	0.47%
The funds hereby designate the percentages noted below of the short-term capital gain dividends distributed during the fiscal year as qualifying to be taxed as short-term capital gain dividends for nonresident alien shareholders:
	April 2025	December 2025
Wireless Portfolio	100%	100%

The funds hereby designate the amounts noted below as distributions paid during the fiscal year ended 2026 as qualifying to be taxed as section 163(j) interest dividends:

Wireless Portfolio	$77,546
A percentage of the dividends distributed during the fiscal year for the following funds qualify for the dividends-received deduction for corporate shareholders:

	April 2025	July 2025	October 2025	December 2025
Telecommunications Portfolio
Class A	100%	100%	100%	100%
Class M	100%	100%	100%	100%
Class C	100%	100%	100%	100%
Telecommunications	100%	100%	100%	100%
Class I	100%	100%	100%	100%
Class Z	100%	100%	100%	100%
Wireless Portfolio
Wireless	35%	-	-	72%

A percentage of the dividends distributed during the fiscal year for the following funds may be taken into account as a dividend for purposes of the maximum rate under section 1(h)(11) of the Internal Revenue Code.

	April 2025	July 2025	October 2025	December 2025
Telecommunications Portfolio
Class A	100%	100%	100%	100%
Class M	100%	100%	100%	100%
Class C	100%	100%	100%	100%
Telecommunications	100%	100%	100%	100%
Class I	100%	100%	100%	100%
Class Z	100%	100%	100%	100%
Wireless Portfolio
Wireless	63.59%	-	-	91.85%
A percentage of the dividends distributed during the fiscal year for the following funds qualify as a Section 199A dividend:

	April 2025	December 2025
Wireless Portfolio	27.78%	8.16%

The funds will notify shareholders in the first quarter of 2027 of amounts for use in preparing 2026 income tax returns.

Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 9: Proxy Disclosures for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
(Unaudited)
Note: This information is disclosed as part of the financial statements for each Fund as part of Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies.
Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract
(Unaudited)
Note: This is not applicable for any fund included in this document.

1.846050.119
SELTS-ANN-0426
Fidelity® Select Portfolios®
Materials Sector

Chemicals Portfolio
Gold Portfolio
Materials Portfolio

Annual Report
February 28, 2026
Includes Fidelity and Fidelity Advisor share classes
To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-800-544-8544 if you're an individual investing directly with Fidelity, call 1-800-835-5092 if you're a plan sponsor or participant with Fidelity as your recordkeeper or call 1-877-208-0098 on institutional accounts or if you're an advisor or invest through one to request a free copy of the proxy voting guidelines.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2026 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Funds. This report is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Funds nor Fidelity Distributors Corporation is a bank.
Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies (Annual Report)
Chemicals Portfolio
Schedule of Investments February 28, 2026
Showing Percentage of Net Assets
Common Stocks - 98.7%
	Shares	Value ($)
GERMANY - 0.1%
Materials - 0.1%
Chemicals - 0.1%
Orion SA	158,326	900,874
UNITED STATES - 98.6%
Materials - 98.6%
Chemicals - 98.6%
Air Products and Chemicals Inc	68,011	18,748,592
Axalta Coating Systems Ltd (b)	173,900	5,809,999
Cabot Corp	97,300	7,408,422
CF Industries Holdings Inc	118,617	11,807,136
Chemours Co/The	176,259	3,214,964
Corteva Inc	281,993	22,593,279
Dow Inc	116,900	3,592,337
DuPont de Nemours Inc	113,594	5,684,244
Eastman Chemical Co (a)	110,700	8,358,957
Ecolab Inc	72,600	22,386,210
Element Solutions Inc (a)	886,843	31,119,321
FMC Corp (a)	43,300	638,242
Huntsman Corp	87,400	1,105,610
Ingevity Corp (b)	203,500	14,658,105
International Flavors & Fragrances Inc	167,416	13,766,618
Linde PLC	226,516	115,088,250
LyondellBasell Industries NV Class A1	184,900	10,635,448
Mosaic Co/The	277,500	7,725,600
Olin Corp (a)	217,400	5,515,438
PPG Industries Inc	169,100	20,844,957
Quaker Chemical Corp (a)	19,500	2,867,085
Scotts Miracle-Gro Co/The	219,600	15,398,352
Sensient Technologies Corp	115,000	11,675,950
Sherwin-Williams Co/The	218,799	79,334,329
Solstice Advanced Materials Inc	146,500	11,501,715
Tronox Holdings PLC	124,539	931,552
Westlake Corp (a)	48,256	5,085,217

TOTAL UNITED STATES		457,495,929
TOTAL COMMON STOCKS (Cost $263,207,841)		458,396,803

Money Market Funds - 4.9%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (c)	3.70	5,429,896	5,430,982
Fidelity Securities Lending Cash Central Fund (c)(d)	3.69	17,304,596	17,306,327
TOTAL MONEY MARKET FUNDS (Cost $22,737,309)			22,737,309

TOTAL INVESTMENT IN SECURITIES - 103.6% (Cost $285,945,150)	481,134,112
NET OTHER ASSETS (LIABILITIES) - (3.6)%	(16,911,500)
NET ASSETS - 100.0%	464,222,612

Legend

(a)	Security or a portion of the security is on loan at period end.
(b)	Non-income producing.
(c)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(d)	Investment made with cash collateral received from securities on loan.
Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	11,224,819	140,751,461	146,545,134	167,621	(164)	-	5,430,982	5,429,896	0.0%
Fidelity Securities Lending Cash Central Fund	10,398,975	84,639,807	77,732,255	3,296	(200)	-	17,306,327	17,304,596	0.0%
Total	21,623,794	225,391,268	224,277,389	170,917	(364)	-	22,737,309

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.
Investment Valuation

The following is a summary of the inputs used, as of February 28, 2026, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Common Stocks
Materials	458,396,803	458,396,803	-	-

Money Market Funds	22,737,309	22,737,309	-	-
Total Investments in Securities:	481,134,112	481,134,112	-	-
Chemicals Portfolio
Financial Statements
Statement of Assets and Liabilities
As of February 28, 2026
Assets
Investment in securities, at value (including securities loaned of $16,991,134) - See accompanying schedule:
Unaffiliated issuers (cost $263,207,841)	$458,396,803
Fidelity Central Funds (cost $22,737,309)	22,737,309

Total Investment in Securities (cost $285,945,150)		$481,134,112
Receivable for investments sold		1,584,049
Receivable for fund shares sold		40,006
Dividends receivable		387,908
Reclaims receivable		363,443
Distributions receivable from Fidelity Central Funds		11,936
Prepaid expenses		245
Other receivables		225,318
Total assets		483,747,017
Liabilities
Payable for investments purchased	$1,146,705
Payable for fund shares redeemed	570,631
Accrued management fee	244,620
Other payables and accrued expenses	255,923
Collateral on securities loaned	17,306,526
Total liabilities		19,524,405
Net Assets		$464,222,612
Net Assets consist of:
Paid in capital		$262,892,909
Total accumulated earnings (loss)		201,329,703
Net Assets		$464,222,612
Net Asset Value, offering price and redemption price per share ($464,222,612 ÷ 32,237,272 shares)		$14.40
Statement of Operations
Year ended February 28, 2026
Investment Income
Dividends		$7,507,339
Income from Fidelity Central Funds (including $3,296 from security lending)		170,917
Security lending		1,224
Total income		7,679,480
Expenses
Management fee	$2,856,722
Custodian fees and expenses	7,731
Independent trustees' fees and expenses	1,734
Registration fees	24,895
Audit fees	49,667
Legal	198
Miscellaneous	1,792
Total expenses before reductions	2,942,739
Expense reductions	(154)
Total expenses after reductions		2,942,585
Net Investment income (loss)		4,736,895
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	7,885,409
Fidelity Central Funds	(364)
Total net realized gain (loss)		7,885,045
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	5,232,812
Assets and liabilities in foreign currencies	44,369
Total change in net unrealized appreciation (depreciation)		5,277,181
Net gain (loss)		13,162,226
Net increase (decrease) in net assets resulting from operations		$17,899,121
Statement of Changes in Net Assets

	Year ended February 28, 2026	Year ended February 28, 2025
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$4,736,895	$5,418,398
Net realized gain (loss)	7,885,045	12,194,874
Change in net unrealized appreciation (depreciation)	5,277,181	(27,798,288)
Net increase (decrease) in net assets resulting from operations	17,899,121	(10,185,016)
Distributions to shareholders	(8,878,171)	(43,645,546)

Share transactions
Proceeds from sales of shares	50,075,547	15,858,597
Reinvestment of distributions	8,277,413	40,778,468
Cost of shares redeemed	(114,020,504)	(113,119,085)

Net increase (decrease) in net assets resulting from share transactions	(55,667,544)	(56,482,020)
Total increase (decrease) in net assets	(46,646,594)	(110,312,582)

Net Assets
Beginning of period	510,869,206	621,181,788
End of period	$464,222,612	$510,869,206

Other Information
Shares
Sold	3,766,205	1,058,649
Issued in reinvestment of distributions	687,747	2,823,509
Redeemed	(8,966,758)	(7,644,670)
Net increase (decrease)	(4,512,806)	(3,762,512)

Financial Highlights
Chemicals Portfolio

Years ended February 28,	2026	2025	2024 A	2023	2022
Selected Per-Share Data
Net asset value, beginning of period	$13.90	$15.33	$15.43	$16.94	$14.67
Income from Investment Operations
Net investment income (loss) B,C	.14	.14	.17	.15	.15
Net realized and unrealized gain (loss)	.63	(.46)	.71	.01	2.34
Total from investment operations	.77	(.32)	.88	.16	2.49
Distributions from net investment income	(.15)	(.15)	(.18)	(.16)	(.14)
Distributions from net realized gain	(.12)	(.96)	(.80)	(1.51)	(.08)
Total distributions	(.27)	(1.11)	(.98)	(1.67)	(.22)
Net asset value, end of period	$14.40	$13.90	$15.33	$15.43	$16.94
Total Return D	5.91%	(2.22)%	5.75%	1.09%	16.90%
Ratios to Average Net Assets C,E,F
Expenses before reductions	.68%	.69%	.75%	.75%	.74%
Expenses net of fee waivers, if any	.68%	.69%	.74%	.75%	.74%
Expenses net of all reductions, if any	.68%	.69%	.74%	.75%	.74%
Net investment income (loss)	1.10%	.92%	1.12%	.96%	.85%
Supplemental Data
Net assets, end of period (000 omitted)	$464,223	$510,869	$621,182	$678,109	$758,900
Portfolio turnover rate G	46%	6%	19%	54%	15%

AFor the year ended February 29.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
GAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.

Notes to Financial Statements
For the period ended February 28, 2026

1. Organization.
Chemicals Portfolio (the Fund) is a non-diversified fund of Fidelity Select Portfolios (the Trust) and is authorized to issue an unlimited number of shares. Share transactions on the Statement of Changes in Net Assets may contain exchanges between affiliated funds. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund invests primarily in securities of companies whose principal business activities fall within specific industries.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The Fund operates as a single operating segment. The Fund's income, expenses, assets, and performance are regularly monitored and assessed as a whole by the investment adviser and other individuals responsible for oversight functions of the Trust, using the information presented in the financial statements and financial highlights. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of February 28, 2026 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. Any withholding tax reclaims income is included in the Statement of Operations in dividends. Any receivables for withholding tax reclaims are included in the Statement of Assets and Liabilities in reclaims receivable.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of February 28, 2026, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. In addition, the Fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to deferred Trustees compensation and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$207,610,849
Gross unrealized depreciation	(14,223,761)
Net unrealized appreciation (depreciation)	$193,387,088
Tax Cost	$287,747,024

The tax-based components of distributable earnings as of period end were as follows:

Undistributed ordinary income	$91,550
Undistributed long-term capital gain	$7,989,707
Net unrealized appreciation (depreciation) on securities and other investments	$193,385,415

The tax character of distributions paid was as follows:

	February 28, 2026	February 28, 2025
Ordinary Income	$4,765,418	$ 5,671,195
Long-term Capital Gains	4,112,753	37,974,351
Total	$8,878,171	$ 43,645,546
4. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Chemicals Portfolio	195,498,624	241,787,633

5. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee.

Any reference to "class" in this note shall mean "the Fund" as the Fund currently offers only one class of shares. The Fund's management contract incorporates a management fee rate that may vary by class. The investment adviser or an affiliate pays certain expenses of managing and operating the Fund out of each class's management fee. Each class of the Fund pays a management fee to the investment adviser. The management fee is calculated and paid to the investment adviser every month. When determining a class's management fee, a mandate rate is calculated based on the monthly average net assets of a group of funds advised by FMR within a designated asset class. A discount rate is subtracted from the mandate rate once the Fund's monthly average net assets reach a certain level. The mandate rate and discount rate may vary by class. The annual management fee rate for a class of shares of the Fund is the lesser of (1) the class's mandate rate reduced by the class's discount rate (if applicable) or (2) the amount set forth in the following table.

Maximum Management Fee Rate %
Chemicals Portfolio	.69

One-twelfth of the management fee rate for a class is applied to the average net assets of the class for the month, giving a dollar amount which is the management fee for the class for that month. A different management fee rate may be applicable to each class of the Fund. The difference between classes is the result of separate arrangements for class-level services and/or waivers of certain expenses. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of the Fund's assets, which do not vary by class. For the reporting period, the total annualized management fee rates were as follows:
Total Management Fee Rate %
Chemicals Portfolio	.66

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan) for certain Funds, certain independent Trustees have elected to defer receipt of a portion of their annual compensation. Deferred amounts are invested in affiliated mutual funds, are marked-to-market and remain in a fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees presented below are included in the accompanying Statement of Assets and Liabilities in other receivables and other payables and accrued expenses, as applicable.

Chemicals Portfolio	$221,407

Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount ($)
Chemicals Portfolio	5,581

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board of Trustees. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. Interfund trades during the period are noted in the table below.

	Purchases ($)	Sales ($)	Realized Gain (Loss) ($)
Chemicals Portfolio	8,445,299	9,744,896	3,792,064

6. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes.

Commitment fees are charged based on the unused amount of the line of credit at an annual rate of .10%, and then allocated to each participating fund based on its pro-rata portion of the line of credit. The commitment fees are reflected in Miscellaneous expenses on the Statement of Operations, and are listed below.

Interest is charged to a participating fund based on its borrowings at an annual rate of .75% plus the highest of (i) daily SOFR plus a .10% spread adjustment, (ii) Federal Funds Effective Rate, or (iii) Overnight Bank Funding Rate. During the period, there were no borrowings on this line of credit.

The line of credit agreement will expire in March 2027 unless extended or renewed.

Amount ($)
Chemicals Portfolio	606

Effective March 24, 2026 the .10% spread adjustment on the SOFR benchmark was removed.

7. Security Lending.
Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, the borrowers provide collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the fair value of the loaned securities during the period of the loan. The fair value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned or gaining access to non-cash collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral less rebates paid to borrowers, plus any premium income received, or for non-cash collateral, fees received from borrowers as compensation for the securities loaned. Securities lending income is reduced by any lending agent fees associated with the loan. Any security lending income earned on investing cash collateral is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Any security lending income earned on non-cash collateral is presented in the Statement of Operations in security lending. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS ($)	Security Lending Income From Securities Loaned to NFS ($)	Value of Securities Loaned to NFS at Period End ($)
Chemicals Portfolio	471	-	-

8. Expense Reductions.
Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses by $154.
9. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.
10. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as public health emergencies, military conflicts, terrorism, government restrictions, political changes, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Item 7: Consolidated Financial Statements and Consolidated Financial Highlights for Open-End Management Investment Companies (Annual Report)
Gold Portfolio
Consolidated Schedule of Investments February 28, 2026
Showing Percentage of Net Assets
Commodities - 0.1%
	Troy Ounces	Value ($)
UNITED STATES - 0.1%
Materials - 0.1%
Metals & Mining - 0.1%
Gold Bullion (b) (Cost $433,532)	582	3,063,078

Common Stocks - 99.7%
	Shares	Value ($)
AUSTRALIA - 7.8%
Materials - 7.8%
Metals & Mining - 7.8%
Anglogold Ashanti Plc (a)	2,031,282	259,536,902
OceanaGold Corp	3,958,067	168,327,749
Westgold Resources Ltd	8,157,213	44,989,375

TOTAL AUSTRALIA		472,854,026
BRAZIL - 8.0%
Materials - 8.0%
Metals & Mining - 8.0%
Wheaton Precious Metals Corp	2,968,782	483,758,788
BURKINA FASO - 3.7%
Materials - 3.7%
Metals & Mining - 3.7%
IAMGOLD Corp (b)	9,018,700	221,888,913
CANADA - 51.5%
Materials - 51.5%
Metals & Mining - 51.5%
Agnico Eagle Mines Ltd/CA	2,981,302	748,860,749
Alamos Gold Inc Class A	2,692,100	145,908,840
Barrick Mining Corp (a)	5,547,600	281,477,509
Cambria Gold Mines Inc warrants (b)	800,000	6
Centerra Gold Inc	1,478,000	31,065,034
DPM Metals Inc	3,200,400	138,569,425
Equinox Gold Corp (b)	6,700,000	125,743,191
Faraday Copper Corp (a)(b)	4,492,480	17,323,738
Franco-Nevada Corp	1,423,578	397,877,553
Fuerte Metals Corp (b)	378,700	2,995,618
G Mining Ventures Corp (b)	1,653,900	67,729,815
Hemlo Mining Corp (b)	2,566,447	13,659,620
International Tower Hill Mines Ltd (United States) (a)(b)	4,750,000	16,672,500
K92 Mining Inc (b)	5,996,900	144,553,405
Kinross Gold Corp	9,225,700	341,013,741
Lundin Gold Inc	119,000	11,216,473
Minera Alamos Inc (b)	540,000	2,885,965
Montage Gold Corp (b)	2,500,400	31,162,201
New Gold Inc (b)	8,390,400	112,688,045
Novagold Resources Inc (b)	1,371,100	18,294,065
Novagold Resources Inc (c)(d)	486,300	6,488,516
Orla Mining Ltd	6,635,552	143,505,578
Osisko Development Corp warrants 3/2/2026 (b)	1,144,505	8
Osisko Development Corp warrants 5/27/2027 (b)	666,666	15,439
Rio2 Ltd (b)	11,261,300	31,289,415
Seabridge Gold Inc (a)(b)	433,900	17,073,966
Skeena Resources Ltd (b)	2,987,800	113,878,320
Ssr Mining Inc (b)	2,661,200	85,664,029
Torex Gold Resources Inc	776,200	47,292,975
Western Copper & Gold Corp (b)	7,926,633	27,254,066

TOTAL CANADA		3,122,159,805
CHINA - 2.6%
Materials - 2.6%
Metals & Mining - 2.6%
Zijin Mining Group Co Ltd H Shares	27,746,000	159,594,294
COLOMBIA - 1.2%
Materials - 1.2%
Metals & Mining - 1.2%
Aris Mining Corp (b)	3,286,600	74,451,772
COTE D'IVOIRE - 1.3%
Materials - 1.3%
Metals & Mining - 1.3%
Endeavour Mining PLC	1,107,100	79,661,204
MOROCCO - 0.8%
Materials - 0.8%
Metals & Mining - 0.8%
Aya Gold & Silver Inc (a)(b)	2,339,434	50,645,861
SOUTH AFRICA - 1.5%
Materials - 1.5%
Metals & Mining - 1.5%
Gold Fields Ltd	1,505,100	88,207,908
TURKEY - 2.9%
Materials - 2.9%
Metals & Mining - 2.9%
Eldorado Gold Corp (a)	3,748,800	174,103,940
UNITED STATES - 17.9%
Materials - 17.9%
Metals & Mining - 17.9%
Coeur Mining Inc (a)(b)	7,706,800	209,239,620
Ivanhoe Electric Inc / US (b)	255,152	4,386,063
Newmont Corp	5,991,748	778,927,240
Royal Gold Inc	307,000	92,035,530

TOTAL UNITED STATES		1,084,588,453
ZAMBIA - 0.5%
Materials - 0.5%
Metals & Mining - 0.5%
First Quantum Minerals Ltd (b)	977,700	29,272,584
TOTAL COMMON STOCKS (Cost $2,625,932,725)		6,041,187,548

Money Market Funds - 7.4%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (e)	3.70	12,548,706	12,551,215
Fidelity Securities Lending Cash Central Fund (e)(f)	3.69	435,843,148	435,886,733
TOTAL MONEY MARKET FUNDS (Cost $448,437,948)			448,437,948

TOTAL INVESTMENT IN SECURITIES - 107.2% (Cost $3,074,804,205)	6,492,688,574
NET OTHER ASSETS (LIABILITIES) - (7.2)%	(435,409,762)
NET ASSETS - 100.0%	6,057,278,812

Legend

(a)	Security or a portion of the security is on loan at period end.
(b)	Non-income producing.
(c)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $6,488,516 or 0.1% of net assets.

(d)
Security is subject to lock-up or market standoff agreement. Fair value is based on the unadjusted market price of the equivalent equity security. At the end of the period, the total value of unadjusted equity securities subject to contractual sale restrictions is $6,488,516 with varying restriction expiration dates. Under normal market conditions, there are no circumstances that could cause the restrictions to lapse.

(e)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(f)	Investment made with cash collateral received from securities on loan.
Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
Novagold Resources Inc	1/23/2026	4,876,102

Additional information on each lock-up restriction is as follows:
Security	Restriction Expiration Date
Novagold Resources Inc	7/22/2026

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	4,883,377	541,655,708	533,989,370	303,421	1,500	-	12,551,215	12,548,706	0.0%
Fidelity Securities Lending Cash Central Fund	20,659,019	1,578,592,454	1,163,368,513	317,075	3,773	-	435,886,733	435,843,148	1.2%
Total	25,542,396	2,120,248,162	1,697,357,883	620,496	5,273	-	448,437,948

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Consolidated Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.
Other Affiliated Issuers
An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are presented in the table below. Certain corporate actions, such as mergers, are excluded from the amounts in this table if applicable. A dash in the Value end of period ($) and Shares end of period columns means either the issuer is no longer held at period end, or the issuer is held at period end but is no longer an affiliate.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period
Fury Gold Mines Ltd	3,956,454	-	6,615,042	-	(183,849)	2,842,437	-	-
Guanajuato Silver Co Ltd	3,630,544	-	9,243,934	-	1,361,225	4,252,165	-	-
Total	7,586,998	-	15,858,976	-	1,177,376	7,094,602	-

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of February 28, 2026, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Consolidated Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Commodities
Materials	3,063,078	3,063,078	-	-

Common Stocks
Materials	6,041,187,548	5,952,964,187	88,223,361	-

Money Market Funds	448,437,948	448,437,948	-	-
Total Investments in Securities:	6,492,688,574	6,404,465,213	88,223,361	-
Gold Portfolio
Consolidated Financial Statements
Consolidated Statement of Assets and Liabilities
As of February 28, 2026
Assets
Investment in securities, at value (including securities loaned of $423,415,000) - See accompanying schedule:
Unaffiliated issuers (cost $2,625,932,725)	$6,041,187,548
Fidelity Central Funds (cost $448,437,948)	448,437,948
Commodities (cost $433,532)	3,063,078

Total Investment in Securities (cost $3,074,804,205)		$6,492,688,574
Cash		18,039
Receivable for investments sold		72,321,604
Receivable for fund shares sold		19,115,996
Dividends receivable		2,471,558
Distributions receivable from Fidelity Central Funds		42,676
Prepaid expenses		1,290
Other receivables		293,090
Total assets		6,586,952,827
Liabilities
Payable to custodian bank	$1,759,359
Payable for investments purchased	83,031,909
Payable for fund shares redeemed	5,541,140
Accrued management fee	2,703,712
Distribution and service plan fees payable	134,844
Other payables and accrued expenses	619,385
Collateral on securities loaned	435,883,666
Total liabilities		529,674,015
Net Assets		$6,057,278,812
Net Assets consist of:
Paid in capital		$3,537,373,988
Total accumulated earnings (loss)		2,519,904,824
Net Assets		$6,057,278,812

Net Asset Value and Maximum Offering Price
Class A :
Net Asset Value and redemption price per share ($395,953,237 ÷ 5,149,904 shares)(a)		$76.89
Maximum offering price per share (100/94.25 of $76.89)		$81.58
Class M :
Net Asset Value and redemption price per share ($77,823,321 ÷ 1,040,726 shares)(a)		$74.78
Maximum offering price per share (100/96.50 of $74.78)		$77.49
Class C :
Net Asset Value and offering price per share ($44,265,005 ÷ 632,662 shares)(a)		$69.97
Gold :
Net Asset Value, offering price and redemption price per share ($5,095,981,175 ÷ 63,835,273 shares)		$79.83
Class I :
Net Asset Value, offering price and redemption price per share ($300,383,042 ÷ 3,759,839 shares)		$79.89
Class Z :
Net Asset Value, offering price and redemption price per share ($142,873,032 ÷ 1,783,889 shares)		$80.09
(a)Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
Consolidated Statement of Operations
Year ended February 28, 2026
Investment Income
Dividends		$37,905,611
Income from Fidelity Central Funds (including $317,075 from security lending)		620,496
Security lending		8,145
Income before foreign taxes withheld		$38,534,252
Less foreign taxes withheld		(3,480,338)
Total income		35,053,914
Expenses
Management fee	$19,863,732
Distribution and service plan fees	1,014,287
Custodian fees and expenses	240,037
Independent trustees' fees and expenses	9,914
Registration fees	315,978
Audit fees	76,360
Legal	1,071
Interest	109,528
Miscellaneous	7,337
Total expenses		21,638,244
Net Investment income (loss)		13,415,670
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments:
Unaffiliated issuers	799,327,871
Fidelity Central Funds	5,273
Other affiliated issuers	1,177,376
Foreign currency transactions	(477,593)
Total net realized gain (loss)		800,032,927
Change in net unrealized appreciation (depreciation) on:
Investments:
Unaffiliated issuers	2,690,388,446
Affiliated issuers	7,094,602
Assets and liabilities in foreign currencies	51,468
Commodities	(8,729,969)
Total change in net unrealized appreciation (depreciation)		2,688,804,547
Net gain (loss)		3,488,837,474
Net increase (decrease) in net assets resulting from operations		$3,502,253,144
Consolidated Statement of Changes in Net Assets

	Year ended February 28, 2026	Year ended February 28, 2025
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$13,415,670	$7,802,868
Net realized gain (loss)	800,032,927	16,142,144
Change in net unrealized appreciation (depreciation)	2,688,804,547	553,192,238
Net increase (decrease) in net assets resulting from operations	3,502,253,144	577,137,250
Distributions to shareholders	(88,206,952)	(45,743,504)

Share transactions - net increase (decrease)	1,068,564,709	(15,002,387)

Total increase (decrease) in net assets	4,482,610,901	516,391,359

Net Assets
Beginning of period	1,574,667,911	1,058,276,552
End of period	$6,057,278,812	$1,574,667,911

Consolidated Financial Highlights
Fidelity Advisor® Gold Fund Class A

Years ended February 28,	2026	2025	2024 A	2023	2022
Selected Per-Share Data
Net asset value, beginning of period	$27.94	$18.49	$21.12	$26.27	$24.15
Income from Investment Operations
Net investment income (loss) B,C	.08	.08	.07	.15	.27 D
Net realized and unrealized gain (loss)	50.05	10.20	(2.60)	(5.23)	2.20
Total from investment operations	50.13	10.28	(2.53)	(5.08)	2.47
Distributions from net investment income	(1.18)	(.83)	(.10)	(.07)	(.35)
Total distributions	(1.18)	(.83)	(.10)	(.07)	(.35)
Net asset value, end of period	$76.89	$27.94	$18.49	$21.12	$26.27
Total Return E,F	180.88%	56.39%	(12.09)%	(19.42)%	10.37%
Ratios to Average Net Assets C,G,H
Expenses before reductions	.94%	.97%	1.07%	1.09%	1.07%
Expenses net of fee waivers, if any	.94%	.97%	1.06%	1.08%	1.07%
Expenses net of all reductions, if any	.94%	.97%	1.06%	1.08%	1.07%
Net investment income (loss)	.16%	.30%	.34%	.67%	1.02% D
Supplemental Data
Net assets, end of period (000 omitted)	$395,953	$102,946	$66,421	$73,943	$86,977
Portfolio turnover rate I	60%	17%	46%	46%	38%

AFor the year ended February 29.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DNet investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.12 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been .57%.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FTotal returns do not include the effect of the sales charges.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Consolidated Financial Statements section of the most recent Annual or Semi-Annual report.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity Advisor® Gold Fund Class M

Years ended February 28,	2026	2025	2024 A	2023	2022
Selected Per-Share Data
Net asset value, beginning of period	$27.21	$18.03	$20.55	$25.63	$23.57
Income from Investment Operations
Net investment income (loss) B,C	(.04)	.01	.02	.09	.19 D
Net realized and unrealized gain (loss)	48.70	9.94	(2.54)	(5.11)	2.16
Total from investment operations	48.66	9.95	(2.52)	(5.02)	2.35
Distributions from net investment income	(1.09)	(.77)	- E	(.06)	(.29)
Total distributions	(1.09)	(.77)	- E	(.06)	(.29)
Net asset value, end of period	$74.78	$27.21	$18.03	$20.55	$25.63
Total Return F,G	180.20%	55.91%	(12.25)%	(19.66)%	10.08%
Ratios to Average Net Assets C,H,I
Expenses before reductions	1.19%	1.22%	1.33%	1.35%	1.36%
Expenses net of fee waivers, if any	1.19%	1.22%	1.32%	1.35%	1.35%
Expenses net of all reductions, if any	1.19%	1.22%	1.31%	1.35%	1.35%
Net investment income (loss)	(.09)%	.05%	.09%	.40%	.74% D
Supplemental Data
Net assets, end of period (000 omitted)	$77,823	$25,723	$17,185	$21,586	$26,201
Portfolio turnover rate J	60%	17%	46%	46%	38%

AFor the year ended February 29.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DNet investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.11 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been .29%.
EAmount represents less than $.005 per share.
FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
GTotal returns do not include the effect of the sales charges.
HFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Consolidated Financial Statements section of the most recent Annual or Semi-Annual report.
IExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity Advisor® Gold Fund Class C

Years ended February 28,	2026	2025	2024 A	2023	2022
Selected Per-Share Data
Net asset value, beginning of period	$25.55	$16.90	$19.36	$24.24	$22.30
Income from Investment Operations
Net investment income (loss) B,C	(.25)	(.10)	(.07)	(.01)	.08 D
Net realized and unrealized gain (loss)	45.61	9.33	(2.39)	(4.82)	2.05
Total from investment operations	45.36	9.23	(2.46)	(4.83)	2.13
Distributions from net investment income	(.94)	(.58)	-	(.05)	(.19)
Total distributions	(.94)	(.58)	-	(.05)	(.19)
Net asset value, end of period	$69.97	$25.55	$16.90	$19.36	$24.24
Total Return E,F	178.81%	55.18%	(12.71)%	(20.00)%	9.62%
Ratios to Average Net Assets C,G,H
Expenses before reductions	1.69%	1.72%	1.79%	1.79%	1.77%
Expenses net of fee waivers, if any	1.69%	1.72%	1.78%	1.78%	1.77%
Expenses net of all reductions, if any	1.69%	1.72%	1.78%	1.78%	1.77%
Net investment income (loss)	(.59)%	(.45)%	(.38)%	(.03)%	.32% D
Supplemental Data
Net assets, end of period (000 omitted)	$44,265	$15,367	$17,177	$27,978	$43,031
Portfolio turnover rate I	60%	17%	46%	46%	38%

AFor the year ended February 29.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DNet investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.11 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been (.12)%.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FTotal returns do not include the effect of the contingent deferred sales charge.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Consolidated Financial Statements section of the most recent Annual or Semi-Annual report.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Gold Portfolio

Years ended February 28,	2026	2025	2024 A	2023	2022
Selected Per-Share Data
Net asset value, beginning of period	$28.94	$19.13	$21.88	$27.14	$24.93
Income from Investment Operations
Net investment income (loss) B,C	.22	.15	.14	.23	.36 D
Net realized and unrealized gain (loss)	51.94	10.55	(2.67)	(5.41)	2.27
Total from investment operations	52.16	10.70	(2.53)	(5.18)	2.63
Distributions from net investment income	(1.27)	(.89)	(.22)	(.08)	(.42)
Total distributions	(1.27)	(.89)	(.22)	(.08)	(.42)
Net asset value, end of period	$79.83	$28.94	$19.13	$21.88	$27.14
Total Return E	181.75%	56.75%	(11.78)%	(19.17)%	10.71%
Ratios to Average Net Assets C,F,G
Expenses before reductions	.64%	.68%	.77%	.78%	.76%
Expenses net of fee waivers, if any	.64%	.68%	.76%	.78%	.76%
Expenses net of all reductions, if any	.64%	.68%	.76%	.77%	.76%
Net investment income (loss)	.46%	.59%	.64%	.97%	1.33% D
Supplemental Data
Net assets, end of period (000 omitted)	$5,095,981	$1,279,975	$858,204	$1,229,416	$1,330,602
Portfolio turnover rate H	60%	17%	46%	46%	38%

AFor the year ended February 29.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DNet investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.12 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been .89%.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Consolidated Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity Advisor® Gold Fund Class I

Years ended February 28,	2026	2025	2024 A	2023	2022
Selected Per-Share Data
Net asset value, beginning of period	$28.96	$19.14	$21.88	$27.15	$24.93
Income from Investment Operations
Net investment income (loss) B,C	.20	.14	.14	.23	.36 D
Net realized and unrealized gain (loss)	51.96	10.56	(2.67)	(5.42)	2.27
Total from investment operations	52.16	10.70	(2.53)	(5.19)	2.63
Distributions from net investment income	(1.23)	(.88)	(.21)	(.08)	(.41)
Total distributions	(1.23)	(.88)	(.21)	(.08)	(.41)
Net asset value, end of period	$79.89	$28.96	$19.14	$21.88	$27.15
Total Return E	181.56%	56.70%	(11.75)%	(19.20)%	10.74%
Ratios to Average Net Assets C,F,G
Expenses before reductions	.69%	.72%	.76%	.77%	.76%
Expenses net of fee waivers, if any	.69%	.72%	.76%	.77%	.76%
Expenses net of all reductions, if any	.69%	.72%	.76%	.77%	.76%
Net investment income (loss)	.41%	.55%	.64%	.98%	1.33% D
Supplemental Data
Net assets, end of period (000 omitted)	$300,383	$103,639	$77,125	$110,224	$152,799
Portfolio turnover rate H	60%	17%	46%	46%	38%

AFor the year ended February 29.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DNet investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.12 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been .89%.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Consolidated Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity Advisor® Gold Fund Class Z

Years ended February 28,	2026	2025	2024 A	2023	2022
Selected Per-Share Data
Net asset value, beginning of period	$29.02	$19.16	$21.92	$27.16	$24.94
Income from Investment Operations
Net investment income (loss) B,C	.25	.18	.18	.26	.40 D
Net realized and unrealized gain (loss)	52.10	10.58	(2.68)	(5.41)	2.27
Total from investment operations	52.35	10.76	(2.50)	(5.15)	2.67
Distributions from net investment income	(1.28)	(.90)	(.26)	(.09)	(.45)
Total distributions	(1.28)	(.90)	(.26)	(.09)	(.45)
Net asset value, end of period	$80.09	$29.02	$19.16	$21.92	$27.16
Total Return E	181.90%	56.95%	(11.67)%	(19.07)%	10.88%
Ratios to Average Net Assets C,F,G
Expenses before reductions	.57%	.60%	.63%	.63%	.63%
Expenses net of fee waivers, if any	.57%	.60%	.62%	.63%	.62%
Expenses net of all reductions, if any	.57%	.60%	.62%	.63%	.62%
Net investment income (loss)	.53%	.67%	.78%	1.12%	1.47% D
Supplemental Data
Net assets, end of period (000 omitted)	$142,873	$47,018	$22,164	$93,634	$109,842
Portfolio turnover rate H	60%	17%	46%	46%	38%

AFor the year ended February 29.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DNet investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.12 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been 1.02%.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Consolidated Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.

Notes to Consolidated Financial Statements
For the period ended February 28, 2026

1. Organization.
Gold Portfolio (the Fund) is a non-diversified fund of Fidelity Select Portfolios (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund invests primarily in securities of companies whose principal business activities fall within specific industries. The Fund offers Class A, Class M, Class C, Gold, Class I and Class Z shares, each of which has equal rights as to assets and voting privileges. Class A, Class M, Class C, Class I and Class Z are Fidelity Advisor classes. Each class has exclusive voting rights with respect to matters that affect that class. Class C shares will automatically convert to Class A shares after a holding period of eight years from the initial date of purchase, with certain exceptions. The Fund's investments in emerging markets can be subject to social, economic, regulatory, and political uncertainties and can be extremely volatile.
2. Consolidated Subsidiary.
The Funds included in the table below hold certain commodity-related investments through a wholly owned subsidiary (the "Subsidiary"). As of period end, the investments in the Subsidiaries, were as follows:

	Subsidiary Name	Net Assets of Subsidiary ($)	% of Fund's Total Assets
Gold Portfolio	Fidelity Select Gold Cayman Ltd.	3,081,085	-A

A Amount represents less than .05%

The financial statements have been consolidated to include the Subsidiary accounts where applicable. Accordingly, all inter-company transactions and balances have been eliminated.
3. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Consolidated Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
4. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The consolidated financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the consolidated financial statements. Actual results could differ from those estimates. The Fund operates as a single operating segment. The Fund's income, expenses, assets, and performance are regularly monitored and assessed as a whole by the investment adviser and other individuals responsible for oversight functions of the Trust, using the information presented in the consolidated financial statements and consolidated financial highlights. Subsequent events, if any, through the date that the consolidated financial statements were issued have been evaluated in the preparation of the consolidated financial statements. The Fund's Consolidated Schedule of Investments lists any underlying mutual funds or exchange-traded funds but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in commodities are valued at their last traded price at 4:00 p.m. Eastern time each business day and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of February 28, 2026 is included at the end of the Fund's Consolidated Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Consolidated Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. Any withholding tax reclaims income is included in the Consolidated Statement of Operations in foreign taxes withheld. Any receivables for withholding tax reclaims are included in the Consolidated Statement of Assets and Liabilities in dividends receivable.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of a fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of a fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred, as applicable. Certain expense reductions may also differ by class, if applicable. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying consolidated financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of February 28, 2026, the Fund did not have any unrecognized tax benefits in the consolidated financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

The Subsidiary is classified as a controlled foreign corporation under Subchapter N of the Internal Revenue Code. Therefore, the Fund is required to increase its taxable income by its share of the Subsidiary's income. Net investment losses of the Subsidiary cannot be deducted by the Fund in the current period nor carried forward to offset taxable income in future periods.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. In addition, the Fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the consolidated financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, passive foreign investment companies (PFIC), controlled foreign corporations, deferred Trustees compensation, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$3,239,545,200
Gross unrealized depreciation	(1,452,299)
Net unrealized appreciation (depreciation)	$3,238,092,901
Tax Cost	$3,254,595,673

The tax-based components of distributable earnings as of period end were as follows:

Undistributed ordinary income	$119,626,873
Capital loss carryforward	$(837,672,869)
Net unrealized appreciation (depreciation) on securities and other investments	$3,238,079,591

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of fiscal period end and is subject to adjustment.

Short-term	$(119,816,753)
Long-term	(717,856,116)
Total capital loss carryforward	$(837,672,869)

The tax character of distributions paid was as follows:

	February 28, 2026	February 28, 2025
Ordinary Income	$88,206,952	$ 45,743,504

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Consolidated Schedule of Investments, if applicable.
5. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Gold Portfolio	2,884,737,011	1,881,805,712

6. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee.

The Fund's management contract incorporates a management fee rate that may vary by class. The investment adviser or an affiliate pays certain expenses of managing and operating the Fund out of each class's management fee. Each class of the Fund pays a management fee to the investment adviser. The management fee is calculated and paid to the investment adviser every month. When determining a class's management fee, a mandate rate is calculated based on the monthly average net assets of a group of funds advised by FMR within a designated asset class. A discount rate is subtracted from the mandate rate once the Fund's monthly average net assets reach a certain level. The mandate rate and discount rate may vary by class. The annual management fee rate for a class of shares of the Fund is the lesser of (1) the class's mandate rate reduced by the class's discount rate (if applicable) or (2) the amount set forth in the following table.

Maximum Management Fee Rate %
Class A	.74
Class M	.74
Class C	.74
Gold	.72
Class I	.71
Class Z	.58

One-twelfth of the management fee rate for a class is applied to the average net assets of the class for the month, giving a dollar amount which is the management fee for the class for that month. A different management fee rate may be applicable to each class of the Fund. The difference between classes is the result of separate arrangements for class-level services and/or waivers of certain expenses. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of the Fund's assets, which do not vary by class. For the reporting period, the total annualized management fee rates were as follows:

Total Management Fee Rate %
Class A	.67
Class M	.67
Class C	.67
Gold	.62
Class I	.67
Class Z	.55

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Company LLC (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees ($)	Retained by FDC ($)
Class A	- %	.25%	517,322	18,002
Class M	.25%	.25%	225,622	369
Class C	.75%	.25%	271,343	43,415
			1,014,287	61,786
Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class M shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class M and Class C redemptions. The deferred sales charges are 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class M shares.
For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC ($)
Class A	230,908
Class M	10,109
Class CA	857
241,874
A When Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan) for certain Funds, certain independent Trustees have elected to defer receipt of a portion of their annual compensation. Deferred amounts are invested in affiliated mutual funds, are marked-to-market and remain in a fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees presented below are included in the accompanying Consolidated Statement of Assets and Liabilities in other receivables and other payables and accrued expenses, as applicable.

Gold Portfolio	$205,481

Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Consolidated Statement of Operations. The commissions paid to these affiliated firms were as follows:
Amount ($)
Gold Portfolio	11,123

Interfund Lending Program. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the Fund, along with other registered investment companies having management contracts with Fidelity Management & Research Company LLC (FMR), or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from, or lend money to, other participating affiliated funds at rates that are beneficial to both the borrowing and lending fund. Borrowings under the program are generally for temporary or emergency purposes, including meeting fund shareholder redemptions. The interfund loan rate is determined, as specified in the Exemptive Order, by averaging, (1) the higher of the overnight time deposit rate and the current overnight repurchase agreement rate, and (2) a benchmark rate representing the lowest bank loan rate available to the funds. At period end, there were no interfund loans outstanding. Activity in this program during the period for which loans were outstanding was as follows:

	Borrower or Lender	Average Loan Balance ($)	Weighted Average Interest Rate	Interest Expense ($)
Gold Portfolio	Borrower	14,633,922	4.21%	109,528

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board of Trustees. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. Interfund trades during the period are noted in the table below.

	Purchases ($)	Sales ($)	Realized Gain (Loss) ($)
Gold Portfolio	28,127,796	15,397,505	6,433,430

7. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes.

Commitment fees are charged based on the unused amount of the line of credit at an annual rate of .10%, and then allocated to each participating fund based on its pro-rata portion of the line of credit. The commitment fees are reflected in Miscellaneous expenses on the Consolidated Statement of Operations, and are listed below.

Interest is charged to a participating fund based on its borrowings at an annual rate of .75% plus the highest of (i) daily SOFR plus a .10% spread adjustment, (ii) Federal Funds Effective Rate, or (iii) Overnight Bank Funding Rate. During the period, there were no borrowings on this line of credit.

The line of credit agreement will expire in March 2027 unless extended or renewed.

Amount ($)
Gold Portfolio	3,092

Effective March 24, 2026 the .10% spread adjustment on the SOFR benchmark was removed.

8. Security Lending.
Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, the borrowers provide collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the fair value of the loaned securities during the period of the loan. The fair value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned or gaining access to non-cash collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Consolidated Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Consolidated Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral less rebates paid to borrowers, plus any premium income received, or for non-cash collateral, fees received from borrowers as compensation for the securities loaned. Securities lending income is reduced by any lending agent fees associated with the loan. Any security lending income earned on investing cash collateral is presented in the Consolidated Statement of Operations as a component of income from Fidelity Central Funds. Any security lending income earned on non-cash collateral is presented in the Consolidated Statement of Operations in security lending. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS ($)	Security Lending Income From Securities Loaned to NFS ($)	Value of Securities Loaned to NFS at Period End ($)
Gold Portfolio	35,490	-	-

At period end, the value of any non-cash collateral is presented below. Non-cash collateral is held by a third-party bank for the benefit of a fund and the borrower. A fund is not permitted to sell or re-pledge non-cash collateral except in the event of borrower default, and therefore it is not included in the Consolidated Schedule of Investments or Consolidated Statement of Assets and Liabilities.

Amount ($)
Gold Portfolio	1,028,739
9. Distributions to Shareholders.
Distributions to shareholders of each class were as follows:

	Year ended February 28, 2026	Year ended February 28, 2025
Gold Portfolio
Distributions to shareholders
Class A	$5,553,921	$2,885,863
Class M	1,109,865	704,311
Class C	607,225	353,374
Gold	74,237,236	37,378,049
Class I	4,537,662	3,191,387
Class Z	2,161,043	1,230,520
Total	$88,206,952	$45,743,504
10. Share Transactions.
Share transactions for each class were as follows and may contain in-kind transactions, automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Year ended February 28, 2026	Year ended February 28, 2025	Year ended February 28, 2026	Year ended February 28, 2025
Gold Portfolio
Class A
Shares sold	3,001,456	990,420	$138,749,316	$25,833,191
Reinvestment of distributions	96,498	119,693	5,513,901	2,856,014
Shares redeemed	(1,632,879)	(1,016,720)	(73,707,164)	(25,338,876)
Net increase (decrease)	1,465,075	93,393	$70,556,053	$3,350,329
Class M
Shares sold	422,324	257,970	$18,417,074	$6,390,847
Reinvestment of distributions	19,833	30,256	1,102,728	703,729
Shares redeemed	(346,772)	(296,217)	(15,595,231)	(7,257,920)
Net increase (decrease)	95,385	(7,991)	$3,924,571	$(163,344)
Class C
Shares sold	323,493	132,765	$12,726,143	$3,110,137
Reinvestment of distributions	11,604	16,111	604,227	352,347
Shares redeemed	(303,862)	(563,712)	(13,133,188)	(12,846,012)
Net increase (decrease)	31,235	(414,836)	$197,182	$(9,383,528)
Gold
Shares sold	54,215,708	18,114,814	$2,611,152,073	$484,161,040
Reinvestment of distributions	1,184,188	1,436,015	70,210,507	35,456,241
Shares redeemed	(35,787,793)	(20,198,120)	(1,702,417,242)	(527,710,794)
Net increase (decrease)	19,612,103	(647,291)	$978,945,338	$(8,093,513)
Class I
Shares sold	1,903,982	1,032,456	$84,794,682	$27,085,510
Reinvestment of distributions	75,026	126,457	4,452,047	3,124,264
Shares redeemed	(1,798,084)	(1,610,391)	(83,594,179)	(41,802,197)
Net increase (decrease)	180,924	(451,478)	$5,652,550	$(11,592,423)
Class Z
Shares sold	1,987,524	1,800,807	$92,988,896	$47,024,137
Reinvestment of distributions	34,651	47,724	2,061,070	1,181,404
Shares redeemed	(1,858,585)	(1,384,921)	(85,760,951)	(37,325,449)
Net increase (decrease)	163,590	463,610	$9,289,015	$10,880,092
11. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.
12. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as public health emergencies, military conflicts, terrorism, government restrictions, political changes, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies (Annual Report)
Materials Portfolio
Schedule of Investments February 28, 2026
Showing Percentage of Net Assets
Common Stocks - 99.0%
	Shares	Value ($)
BRAZIL - 1.4%
Materials - 1.4%
Metals & Mining - 1.4%
Wheaton Precious Metals Corp	72,600	11,830,066
CANADA - 5.6%
Materials - 5.6%
Metals & Mining - 5.6%
Agnico Eagle Mines Ltd/CA	37,800	9,494,824
Alamos Gold Inc Class A	61,200	3,316,972
Altius Minerals Corp	432,800	15,290,225
Major Drilling Group International Inc (a)	247,600	3,307,263
McEwen Inc (a)(b)	171,400	4,859,190
Metalla Royalty & Streaming Ltd (a)(b)	812,500	7,353,124
Teck Resources Ltd Class B (United States)	70,400	4,145,856

TOTAL CANADA		47,767,454
UNITED STATES - 90.6%
Materials - 90.6%
Chemicals - 52.2%
Air Products and Chemicals Inc	109,000	30,048,030
Balchem Corp	93,058	16,883,513
Celanese Corp	8,300	414,502
Chemours Co/The	390,161	7,116,537
Corteva Inc	405,011	32,449,481
Dow Inc	517,900	15,915,067
DuPont de Nemours Inc	120,700	6,039,828
Ecolab Inc	211,000	65,061,850
Ecovyst Inc (a)	349,000	3,933,230
Element Solutions Inc	178,100	6,249,529
HB Fuller Co	44,500	2,924,540
Huntsman Corp	254,900	3,224,485
Ingevity Corp (a)	54,200	3,904,026
Innospec Inc	31,500	2,412,270
Linde PLC	256,586	130,366,215
LyondellBasell Industries NV Class A1	443,700	25,521,624
Mosaic Co/The	857,200	23,864,448
Olin Corp (b)	238,800	6,058,356
Quaker Chemical Corp (b)	18,000	2,646,540
Sherwin-Williams Co/The	51,100	18,528,349
Solstice Advanced Materials Inc	384,400	30,179,244
Tronox Holdings PLC	474,500	3,549,260
Westlake Corp (b)	39,800	4,194,124
		441,485,048
Construction Materials - 9.1%
Amrize Ltd (United States) (b)	45,200	2,937,548
CRH PLC	225,600	27,067,488
Martin Marietta Materials Inc	35,700	24,153,549
Vulcan Materials Co	73,000	22,630,000
		76,788,585
Containers & Packaging - 6.9%
Avery Dennison Corp	47,400	9,306,990
Crown Holdings Inc	76,659	8,785,121
Graphic Packaging Holding CO	230,800	2,822,684
International Paper Co	169,600	7,386,080
Packaging Corp of America	38,400	8,914,176
Smurfit Westrock PLC	365,400	17,177,454
Sonoco Products Co	71,900	4,060,193
		58,452,698
Metals & Mining - 22.4%
Alcoa Corp	189,200	11,745,536
Cleveland-Cliffs Inc (a)	415,600	4,430,296
Coeur Mining Inc (a)	189,900	5,155,785
Commercial Metals Co	99,700	7,308,010
Freeport-McMoRan Inc	664,300	45,225,544
Hecla Mining Co (b)	461,400	11,493,474
Newmont Corp	438,800	57,044,000
Nucor Corp	159,900	28,283,112
Steel Dynamics Inc	98,300	18,984,679
		189,670,436
TOTAL UNITED STATES		766,396,767
ZAMBIA - 1.4%
Materials - 1.4%
Metals & Mining - 1.4%
First Quantum Minerals Ltd (a)	400,900	12,003,047
TOTAL COMMON STOCKS (Cost $512,623,418)		837,997,334

Money Market Funds - 3.5%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (c)	3.70	9,075,792	9,077,607
Fidelity Securities Lending Cash Central Fund (c)(d)	3.69	20,326,449	20,328,482
TOTAL MONEY MARKET FUNDS (Cost $29,406,089)			29,406,089

TOTAL INVESTMENT IN SECURITIES - 102.5% (Cost $542,029,507)	867,403,423
NET OTHER ASSETS (LIABILITIES) - (2.5)%	(21,130,835)
NET ASSETS - 100.0%	846,272,588

Legend

(a)	Non-income producing.
(b)	Security or a portion of the security is on loan at period end.
(c)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(d)	Investment made with cash collateral received from securities on loan.
Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	3,904,522	181,260,163	176,087,212	190,280	134	-	9,077,607	9,075,792	0.0%
Fidelity Securities Lending Cash Central Fund	25,673,070	165,408,814	170,753,359	9,172	(43)	-	20,328,482	20,326,449	0.1%
Total	29,577,592	346,668,977	346,840,571	199,452	91	-	29,406,089

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.
Investment Valuation

The following is a summary of the inputs used, as of February 28, 2026, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Common Stocks
Materials	837,997,334	837,997,334	-	-

Money Market Funds	29,406,089	29,406,089	-	-
Total Investments in Securities:	867,403,423	867,403,423	-	-
Materials Portfolio
Financial Statements
Statement of Assets and Liabilities
As of February 28, 2026
Assets
Investment in securities, at value (including securities loaned of $20,363,570) - See accompanying schedule:
Unaffiliated issuers (cost $512,623,418)	$837,997,334
Fidelity Central Funds (cost $29,406,089)	29,406,089

Total Investment in Securities (cost $542,029,507)		$867,403,423
Foreign currency held at value (cost $18,793)		18,878
Receivable for investments sold		2,098,700
Receivable for fund shares sold		2,850,308
Dividends receivable		852,640
Distributions receivable from Fidelity Central Funds		20,006
Prepaid expenses		399
Other receivables		280,393
Total assets		873,524,747
Liabilities
Payable for investments purchased	$5,171,257
Payable for fund shares redeemed	947,274
Accrued management fee	450,840
Distribution and service plan fees payable	42,244
Other payables and accrued expenses	312,019
Collateral on securities loaned	20,328,525
Total liabilities		27,252,159
Net Assets		$846,272,588
Net Assets consist of:
Paid in capital		$501,973,619
Total accumulated earnings (loss)		344,298,969
Net Assets		$846,272,588

Net Asset Value and Maximum Offering Price
Class A :
Net Asset Value and redemption price per share ($105,391,756 ÷ 975,818 shares)(a)		$108.00
Maximum offering price per share (100/94.25 of $108.00)		$114.59
Class M :
Net Asset Value and redemption price per share ($34,074,485 ÷ 320,421 shares)(a)		$106.34
Maximum offering price per share (100/96.50 of $106.34)		$110.20
Class C :
Net Asset Value and offering price per share ($8,695,710 ÷ 84,754 shares)(a)		$102.60
Materials :
Net Asset Value, offering price and redemption price per share ($515,103,522 ÷ 4,730,306 shares)		$108.89
Class I :
Net Asset Value, offering price and redemption price per share ($120,867,050 ÷ 1,112,072 shares)		$108.69
Class Z :
Net Asset Value, offering price and redemption price per share ($62,140,065 ÷ 573,309 shares)		$108.39
(a)Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
Statement of Operations
Year ended February 28, 2026
Investment Income
Dividends		$10,726,317
Income from Fidelity Central Funds (including $9,172 from security lending)		199,452
Security lending		1,835
Total income		10,927,604
Expenses
Management fee	$4,866,415
Distribution and service plan fees	461,001
Custodian fees and expenses	18,906
Independent trustees' fees and expenses	2,795
Registration fees	98,723
Audit fees	50,647
Legal	313
Miscellaneous	2,811
Total expenses before reductions	5,501,611
Expense reductions	(73)
Total expenses after reductions		5,501,538
Net Investment income (loss)		5,426,066
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	29,863,176
Fidelity Central Funds	91
Foreign currency transactions	3,683
Total net realized gain (loss)		29,866,950
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	136,602,229
Assets and liabilities in foreign currencies	37,053
Total change in net unrealized appreciation (depreciation)		136,639,282
Net gain (loss)		166,506,232
Net increase (decrease) in net assets resulting from operations		$171,932,298
Statement of Changes in Net Assets

	Year ended February 28, 2026	Year ended February 28, 2025
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$5,426,066	$6,969,214
Net realized gain (loss)	29,866,950	56,188,802
Change in net unrealized appreciation (depreciation)	136,639,282	(59,287,787)
Net increase (decrease) in net assets resulting from operations	171,932,298	3,870,229
Distributions to shareholders	(12,946,152)	(87,300,032)

Share transactions - net increase (decrease)	(69,714,678)	(29,160,109)

Total increase (decrease) in net assets	89,271,468	(112,589,912)

Net Assets
Beginning of period	757,001,120	869,591,032
End of period	$846,272,588	$757,001,120

Financial Highlights
Fidelity Advisor® Materials Fund Class A

Years ended February 28,	2026	2025	2024 A	2023	2022
Selected Per-Share Data
Net asset value, beginning of period	$87.38	$97.67	$99.98	$102.68	$87.03
Income from Investment Operations
Net investment income (loss) B,C	.47	.58	1.01	.79	.46
Net realized and unrealized gain (loss)	21.71	(.69)	1.70	(.54)	15.77
Total from investment operations	22.18	(.11)	2.71	.25	16.23
Distributions from net investment income	(.95)	(.70)	(1.06)	(.80)	(.58)
Distributions from net realized gain	(.61)	(9.48)	(3.96)	(2.15)	-
Total distributions	(1.56)	(10.18)	(5.02)	(2.95)	(.58)
Net asset value, end of period	$108.00	$87.38	$97.67	$99.98	$102.68
Total Return D,E	25.67%	(.06)%	2.88%	.39%	18.64%
Ratios to Average Net Assets C,F,G
Expenses before reductions	.99%	.99%	1.03%	1.03%	1.03%
Expenses net of fee waivers, if any	.99%	.99%	1.02%	1.03%	1.03%
Expenses net of all reductions, if any	.99%	.99%	1.02%	1.03%	1.03%
Net investment income (loss)	.52%	.60%	1.07%	.81%	.46%
Supplemental Data
Net assets, end of period (000 omitted)	$105,392	$95,277	$109,696	$124,777	$138,219
Portfolio turnover rate H	56%	65%	51% I	47%	43%

AFor the year ended February 29.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
ETotal returns do not include the effect of the sales charges.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
IPortfolio turnover rate excludes securities received or delivered in-kind.
Fidelity Advisor® Materials Fund Class M

Years ended February 28,	2026	2025	2024 A	2023	2022
Selected Per-Share Data
Net asset value, beginning of period	$86.10	$96.39	$98.77	$101.52	$86.14
Income from Investment Operations
Net investment income (loss) B,C	.24	.34	.77	.54	.20
Net realized and unrealized gain (loss)	21.37	(.67)	1.67	(.53)	15.59
Total from investment operations	21.61	(.33)	2.44	.01	15.79
Distributions from net investment income	(.76)	(.48)	(.86)	(.61)	(.41)
Distributions from net realized gain	(.61)	(9.48)	(3.96)	(2.15)	-
Total distributions	(1.37)	(9.96)	(4.82)	(2.76)	(.41)
Net asset value, end of period	$106.34	$86.10	$96.39	$98.77	$101.52
Total Return D,E	25.36%	(.30)%	2.63%	.15%	18.32%
Ratios to Average Net Assets C,F,G
Expenses before reductions	1.24%	1.24%	1.27%	1.28%	1.29%
Expenses net of fee waivers, if any	1.24%	1.24%	1.27%	1.28%	1.29%
Expenses net of all reductions, if any	1.24%	1.24%	1.27%	1.28%	1.29%
Net investment income (loss)	.27%	.35%	.82%	.56%	.20%
Supplemental Data
Net assets, end of period (000 omitted)	$34,074	$30,144	$33,182	$38,570	$37,100
Portfolio turnover rate H	56%	65%	51% I	47%	43%

AFor the year ended February 29.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
ETotal returns do not include the effect of the sales charges.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
IPortfolio turnover rate excludes securities received or delivered in-kind.
Fidelity Advisor® Materials Fund Class C

Years ended February 28,	2026	2025	2024 A	2023	2022
Selected Per-Share Data
Net asset value, beginning of period	$83.09	$93.33	$95.85	$98.63	$83.76
Income from Investment Operations
Net investment income (loss) B,C	(.20)	(.13)	.29	.06	(.28)
Net realized and unrealized gain (loss)	20.61	(.63)	1.60	(.53)	15.15
Total from investment operations	20.41	(.76)	1.89	(.47)	14.87
Distributions from net investment income	(.29)	-	(.45)	(.16)	-
Distributions from net realized gain	(.61)	(9.48)	(3.96)	(2.15)	-
Total distributions	(.90)	(9.48)	(4.41)	(2.31)	-
Net asset value, end of period	$102.60	$83.09	$93.33	$95.85	$98.63
Total Return D,E	24.74%	(.80)%	2.11%	(.36)%	17.75%
Ratios to Average Net Assets C,F,G
Expenses before reductions	1.74%	1.74%	1.78%	1.78%	1.78%
Expenses net of fee waivers, if any	1.74%	1.74%	1.77%	1.78%	1.78%
Expenses net of all reductions, if any	1.74%	1.74%	1.77%	1.78%	1.78%
Net investment income (loss)	(.23)%	(.15)%	.32%	.06%	(.29)%
Supplemental Data
Net assets, end of period (000 omitted)	$8,696	$9,581	$13,269	$17,053	$21,261
Portfolio turnover rate H	56%	65%	51% I	47%	43%

AFor the year ended February 29.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DTotal returns do not include the effect of the contingent deferred sales charge.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
IPortfolio turnover rate excludes securities received or delivered in-kind.
Materials Portfolio

Years ended February 28,	2026	2025	2024 A	2023	2022
Selected Per-Share Data
Net asset value, beginning of period	$88.03	$98.34	$100.63	$103.29	$87.46
Income from Investment Operations
Net investment income (loss) B,C	.75	.88	1.28	1.07	.75
Net realized and unrealized gain (loss)	21.89	(.72)	1.72	(.55)	15.86
Total from investment operations	22.64	.16	3.00	.52	16.61
Distributions from net investment income	(1.17)	(.99)	(1.33)	(1.03)	(.78)
Distributions from net realized gain	(.61)	(9.48)	(3.96)	(2.15)	-
Total distributions	(1.78)	(10.47)	(5.29)	(3.18)	(.78)
Net asset value, end of period	$108.89	$88.03	$98.34	$100.63	$103.29
Total Return D	26.05%	.24%	3.17%	.67%	18.98%
Ratios to Average Net Assets C,E,F
Expenses before reductions	.69%	.70%	.76%	.76%	.75%
Expenses net of fee waivers, if any	.69%	.69%	.75%	.75%	.74%
Expenses net of all reductions, if any	.69%	.69%	.75%	.75%	.74%
Net investment income (loss)	.82%	.90%	1.34%	1.09%	.75%
Supplemental Data
Net assets, end of period (000 omitted)	$515,104	$446,690	$516,428	$603,330	$645,773
Portfolio turnover rate G	56%	65%	51% H	47%	43%

AFor the year ended February 29.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
GAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
HPortfolio turnover rate excludes securities received or delivered in-kind.
Fidelity Advisor® Materials Fund Class I

Years ended February 28,	2026	2025	2024 A	2023	2022
Selected Per-Share Data
Net asset value, beginning of period	$87.84	$98.13	$100.42	$103.07	$87.29
Income from Investment Operations
Net investment income (loss) B,C	.71	.85	1.28	1.06	.74
Net realized and unrealized gain (loss)	21.85	(.71)	1.71	(.54)	15.83
Total from investment operations	22.56	.14	2.99	.52	16.57
Distributions from net investment income	(1.10)	(.95)	(1.32)	(1.02)	(.79)
Distributions from net realized gain	(.61)	(9.48)	(3.96)	(2.15)	-
Total distributions	(1.71)	(10.43)	(5.28)	(3.17)	(.79)
Net asset value, end of period	$108.69	$87.84	$98.13	$100.42	$103.07
Total Return D	26.01%	.21%	3.16%	.66%	18.97%
Ratios to Average Net Assets C,E,F
Expenses before reductions	.72%	.72%	.75%	.76%	.75%
Expenses net of fee waivers, if any	.72%	.72%	.75%	.76%	.75%
Expenses net of all reductions, if any	.72%	.72%	.75%	.76%	.75%
Net investment income (loss)	.78%	.87%	1.34%	1.08%	.74%
Supplemental Data
Net assets, end of period (000 omitted)	$120,867	$123,039	$144,811	$208,630	$238,282
Portfolio turnover rate G	56%	65%	51% H	47%	43%

AFor the year ended February 29.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
GAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
HPortfolio turnover rate excludes securities received or delivered in-kind.
Fidelity Advisor® Materials Fund Class Z

Years ended February 28,	2026	2025	2024 A	2023	2022
Selected Per-Share Data
Net asset value, beginning of period	$87.63	$97.99	$100.27	$102.92	$87.14
Income from Investment Operations
Net investment income (loss) B,C	.84	.98	1.41	1.20	.88
Net realized and unrealized gain (loss)	21.79	(.71)	1.72	(.54)	15.81
Total from investment operations	22.63	.27	3.13	.66	16.69
Distributions from net investment income	(1.26)	(1.15)	(1.45)	(1.16)	(.91)
Distributions from net realized gain	(.61)	(9.48)	(3.96)	(2.15)	-
Total distributions	(1.87)	(10.63)	(5.41)	(3.31)	(.91)
Net asset value, end of period	$108.39	$87.63	$97.99	$100.27	$102.92
Total Return D	26.18%	.35%	3.32%	.81%	19.14%
Ratios to Average Net Assets C,E,F
Expenses before reductions	.58%	.59%	.61%	.62%	.62%
Expenses net of fee waivers, if any	.58%	.58%	.61%	.61%	.62%
Expenses net of all reductions, if any	.58%	.58%	.61%	.61%	.62%
Net investment income (loss)	.92%	1.01%	1.48%	1.23%	.88%
Supplemental Data
Net assets, end of period (000 omitted)	$62,140	$52,271	$52,204	$104,940	$73,790
Portfolio turnover rate G	56%	65%	51% H	47%	43%

AFor the year ended February 29.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
GAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
HPortfolio turnover rate excludes securities received or delivered in-kind.

Notes to Financial Statements
For the period ended February 28, 2026

1. Organization.
Materials Portfolio (the Fund) is a non-diversified fund of Fidelity Select Portfolios (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund invests primarily in securities of companies whose principal business activities fall within specific industries. The Fund offers Class A, Class M, Class C, Materials, Class I and Class Z shares, each of which has equal rights as to assets and voting privileges. Class A, Class M, Class C, Class I and Class Z are Fidelity Advisor classes. Each class has exclusive voting rights with respect to matters that affect that class. Class C shares will automatically convert to Class A shares after a holding period of eight years from the initial date of purchase, with certain exceptions.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The Fund operates as a single operating segment. The Fund's income, expenses, assets, and performance are regularly monitored and assessed as a whole by the investment adviser and other individuals responsible for oversight functions of the Trust, using the information presented in the financial statements and financial highlights. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of February 28, 2026 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. Any withholding tax reclaims income is included in the Statement of Operations in dividends. Any receivables for withholding tax reclaims are included in the Statement of Assets and Liabilities in dividends receivable.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of a fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of a fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred, as applicable. Certain expense reductions may also differ by class, if applicable. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of February 28, 2026, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. In addition, the Fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, passive foreign investment companies (PFIC), deferred Trustees compensation and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$324,410,729
Gross unrealized depreciation	(5,206,433)
Net unrealized appreciation (depreciation)	$319,204,296
Tax Cost	$548,199,127

The tax-based components of distributable earnings as of period end were as follows:

Undistributed ordinary income	$1,634,119
Undistributed long-term capital gain	$23,627,610
Net unrealized appreciation (depreciation) on securities and other investments	$319,202,792

The tax character of distributions paid was as follows:

	February 28, 2026	February 28, 2025
Ordinary Income	$8,341,460	$ 7,636,963
Long-term Capital Gains	4,604,692	79,663,069
Total	$12,946,152	$ 87,300,032
4. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Materials Portfolio	405,816,057	487,233,705
5. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee.

The Fund's management contract incorporates a management fee rate that may vary by class. The investment adviser or an affiliate pays certain expenses of managing and operating the Fund out of each class's management fee. Each class of the Fund pays a management fee to the investment adviser. The management fee is calculated and paid to the investment adviser every month. When determining a class's management fee, a mandate rate is calculated based on the monthly average net assets of a group of funds advised by FMR within a designated asset class. A discount rate is subtracted from the mandate rate once the Fund's monthly average net assets reach a certain level. The mandate rate and discount rate may vary by class. The annual management fee rate for a class of shares of the Fund is the lesser of (1) the class's mandate rate reduced by the class's discount rate (if applicable) or (2) the amount set forth in the following table.

Maximum Management Fee Rate %
Class A	.72
Class M	.72
Class C	.72
Materials	.70
Class I	.70
Class Z	.56

One-twelfth of the management fee rate for a class is applied to the average net assets of the class for the month, giving a dollar amount which is the management fee for the class for that month. A different management fee rate may be applicable to each class of the Fund. The difference between classes is the result of separate arrangements for class-level services and/or waivers of certain expenses. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of the Fund's assets, which do not vary by class. For the reporting period, the total annualized management fee rates were as follows:

Total Management Fee Rate %
Class A	.71
Class M	.71
Class C	.71
Materials	.66
Class I	.70
Class Z	.56

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Company LLC (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees ($)	Retained by FDC ($)
Class A	- %	.25%	230,346	2,836
Class M	.25%	.25%	147,396	810
Class C	.75%	.25%	83,259	6,943
			461,001	10,589

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class M shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class M and Class C redemptions. The deferred sales charges are 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class M shares.
For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC ($)
Class A	12,631
Class M	860
Class CA	88
13,579
A When Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan) for certain Funds, certain independent Trustees have elected to defer receipt of a portion of their annual compensation. Deferred amounts are invested in affiliated mutual funds, are marked-to-market and remain in a fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees presented below are included in the accompanying Statement of Assets and Liabilities in other receivables and other payables and accrued expenses, as applicable.

Materials Portfolio	$269,841

Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount ($)
Materials Portfolio	11,681

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board of Trustees. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. Interfund trades during the period are noted in the table below.

	Purchases ($)	Sales ($)	Realized Gain (Loss) ($)
Materials Portfolio	7,555,981	16,598,610	4,448,538
6. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes.

Commitment fees are charged based on the unused amount of the line of credit at an annual rate of .10%, and then allocated to each participating fund based on its pro-rata portion of the line of credit. The commitment fees are reflected in Miscellaneous expenses on the Statement of Operations, and are listed below.

Interest is charged to a participating fund based on its borrowings at an annual rate of .75% plus the highest of (i) daily SOFR plus a .10% spread adjustment, (ii) Federal Funds Effective Rate, or (iii) Overnight Bank Funding Rate. During the period, there were no borrowings on this line of credit.

The line of credit agreement will expire in March 2027 unless extended or renewed.

Amount ($)
Materials Portfolio	958

Effective March 24, 2026 the .10% spread adjustment on the SOFR benchmark was removed.

7. Security Lending.
Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, the borrowers provide collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the fair value of the loaned securities during the period of the loan. The fair value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned or gaining access to non-cash collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral less rebates paid to borrowers, plus any premium income received, or for non-cash collateral, fees received from borrowers as compensation for the securities loaned. Securities lending income is reduced by any lending agent fees associated with the loan. Any security lending income earned on investing cash collateral is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Any security lending income earned on non-cash collateral is presented in the Statement of Operations in security lending. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS ($)	Security Lending Income From Securities Loaned to NFS ($)	Value of Securities Loaned to NFS at Period End ($)
Materials Portfolio	1,157	-	-
8. Expense Reductions.
Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, custodian credits reduced the Fund's expenses by $73.
9. Distributions to Shareholders.
Distributions to shareholders of each class were as follows:

	Year ended February 28, 2026	Year ended February 28, 2025
Materials Portfolio
Distributions to shareholders
Class A	$1,518,559	$10,813,043
Class M	429,277	3,288,055
Class C	76,644	1,168,949
Materials	8,024,209	52,169,704
Class I	1,860,569	14,006,274
Class Z	1,036,894	5,854,007
Total	$12,946,152	$87,300,032
10. Share Transactions.
Share transactions for each class were as follows and may contain in-kind transactions, automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Year ended February 28, 2026	Year ended February 28, 2025	Year ended February 28, 2026	Year ended February 28, 2025
Materials Portfolio
Class A
Shares sold	93,163	101,839	$8,652,208	$9,765,842
Reinvestment of distributions	15,942	118,388	1,477,548	10,552,649
Shares redeemed	(223,649)	(253,016)	(20,192,510)	(24,259,919)
Net increase (decrease)	(114,544)	(32,789)	$(10,062,754)	$(3,941,428)
Class M
Shares sold	32,923	35,487	$3,050,026	$3,341,734
Reinvestment of distributions	4,678	37,238	427,072	3,271,446
Shares redeemed	(67,288)	(66,875)	(5,987,574)	(6,373,507)
Net increase (decrease)	(29,687)	5,850	$(2,510,476)	$239,673
Class C
Shares sold	8,707	16,111	$814,003	$1,434,178
Reinvestment of distributions	838	13,270	73,880	1,135,285
Shares redeemed	(40,093)	(56,247)	(3,443,798)	(5,110,764)
Net increase (decrease)	(30,548)	(26,866)	$(2,555,915)	$(2,541,301)
Materials
Shares sold	631,709	369,772	$60,988,779	$36,141,504
Reinvestment of distributions	78,575	532,290	7,338,940	47,771,379
Shares redeemed	(1,054,068)	(1,079,544)	(96,022,045)	(104,030,688)
Net increase (decrease)	(343,784)	(177,482)	$(27,694,326)	$(20,117,805)
Class I
Shares sold	248,597	271,097	$23,152,209	$25,689,035
Reinvestment of distributions	18,710	148,118	1,744,317	13,285,600
Shares redeemed	(555,940)	(494,257)	(49,930,168)	(47,603,524)
Net increase (decrease)	(288,633)	(75,042)	$(25,033,642)	$(8,628,889)
Class Z
Shares sold	117,430	96,671	$10,850,168	$9,379,406
Reinvestment of distributions	9,931	59,682	923,124	5,307,494
Shares redeemed	(150,564)	(92,617)	(13,630,857)	(8,857,259)
Net increase (decrease)	(23,203)	63,736	$(1,857,565)	$5,829,641
11. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.
12. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as public health emergencies, military conflicts, terrorism, government restrictions, political changes, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Fidelity Select Portfolios and Shareholders of Chemicals Portfolio, Gold Portfolio, and Materials Portfolio
Opinions on the Financial Statements
We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of each of the funds listed in the table below (three of the funds constituting Fidelity Select Portfolios, hereafter collectively referred to as the "Funds") as of February 28, 2026, the related statements of operations and of changes in net assets for each of the periods indicated in the table below, including the related notes, and the financial highlights for each of the periods indicated in the table below (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of February 28, 2026, and the results of each of their operations, the changes in each of their net assets, and each of the financial highlights for each of the periods indicated in the table below, in conformity with accounting principles generally accepted in the United States of America.

Chemicals Portfolio (1)
Gold Portfolio (2)
Materials Portfolio (1)
(1) Statement of assets and liabilities, including the schedule of investments, as of February 28, 2026, the related statement of operations for the year ended February 28, 2026, the statement of changes in net assets for each of the two years in the period ended February 28, 2026, and the financial highlights for each of the five years in the period ended February 28, 2026.
(2) Consolidated statement of asset and liabilities, including the consolidated schedule of investments, as of February 28, 2026, the related consolidated statement of operations for the year ended February 28, 2026, the consolidated statement of changes in net assets for each of the two years in the period ended February 28, 2026, and the consolidated financial highlights for each of the five years in the period ended February 28, 2026.

Basis for Opinions
These financial statements are the responsibility of the Funds' management. Our responsibility is to express an opinion on the Funds' financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of February 28, 2026 by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.

/s/ PricewaterhouseCoopers LLP
Boston, Massachusetts
April 10, 2026

We have served as the auditor of one or more investment companies in the Fidelity group of funds since 1932.
Distributions
 (Unaudited)
The dividend and capital gains distributions for the fund(s) are available on Fidelity.com or Institutional.Fidelity.com.
The funds hereby designate as capital gain dividend the amounts noted below for the taxable year ended February 28, 2026, or, if subsequently determined to be different, the net capital gain of such year.

Chemicals Portfolio	$8,121,044
Materials Portfolio	$29,189,280

The funds hereby designate the amounts noted below as distributions paid during the fiscal year ended 2026 as qualifying to be taxed as section 163(j) interest dividends:

Chemicals Portfolio	$106,485
Gold Portfolio	$996,367
Materials Portfolio	$103,322

A percentage of the dividends distributed during the fiscal year for the following funds qualify for the dividends-received deduction for corporate shareholders:
	April 2025	December 2025
Chemicals Portfolio	97%	81%
Gold Portfolio
Class A	-	4%
Class M	-	5%
Class C	-	5%
Gold	-	4%
Class I	-	4%
Class Z	-	4%
Materials Portfolio
Class A	-	81%
Class M	-	100%
Class C	-	100%
Materials	-	65%
Class I	-	69%
Class Z	-	60%

A percentage of the dividends distributed during the fiscal year for the following funds may be taken into account as a dividend for purposes of the maximum rate under section 1(h)(11) of the Internal Revenue Code.

	April 2025	December 2025
Chemicals Portfolio	100%	100%
Gold Portfolio
Class A	-	33.32%
Class M	-	36.10%
Class C	-	41.25%
Gold	-	31.04%
Class I	-	32.10%
Class Z	-	30.89%
Materials Portfolio
Class A	-	100%
Class M	-	100%
Class C	-	100%
Materials	-	100%
Class I	-	100%
Class Z	-	100%

The amounts per share which represent income derived from sources within, and taxes paid to, foreign countries or possessions of the United States are as follows:

	Pay Date	Income	Taxes
Gold Portfolio
Class A	12/22/2025	$1.1450	$0.0284
Class M	12/22/2025	$1.0569	$0.0284
Class C	12/22/2025	$0.9204	$0.0284
Gold	12/22/2025	$1.2293	$0.0284
Class I	12/22/2025	$1.1886	$0.0284
Class Z	12/22/2025	$1.2350	$0.0284

The funds will notify shareholders in the first quarter of 2027 of amounts for use in preparing 2026 income tax returns.
Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 9: Proxy Disclosures for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
(Unaudited)
Note: This information is disclosed as part of the consolidated financial statements for each Fund as part of Item 7: Consolidated Financial Statements and Consolidated Financial Highlights for Open-End Management Investment Companies.
Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract
(Unaudited)
Note: This is not applicable for any fund included in this document.

1.846032.119
SELMT-ANN-0426
Fidelity® Select Portfolios®
Information Technology Sector

Enterprise Technology Services Portfolio
Semiconductors Portfolio
Software and IT Services Portfolio
Tech Hardware Portfolio
Technology Portfolio

Annual Report
February 28, 2026
Includes Fidelity and Fidelity Advisor share classes

Contents

Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies (Annual Report)
Enterprise Technology Services Portfolio
Semiconductors Portfolio
Software and IT Services Portfolio
Tech Hardware Portfolio
Technology Portfolio
Notes to Financial Statements
Report of Independent Registered Public Accounting Firm
Distributions
Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
Item 9: Proxy Disclosures for Open-End Management Investment Companies
Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-800-544-8544 if you're an individual investing directly with Fidelity, call 1-800-835-5092 if you're a plan sponsor or participant with Fidelity as your recordkeeper or call 1-877-208-0098 on institutional accounts or if you're an advisor or invest through one to request a free copy of the proxy voting guidelines.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2026 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Funds. This report is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Funds nor Fidelity Distributors Corporation is a bank.
Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies (Annual Report)
Enterprise Technology Services Portfolio
Schedule of Investments February 28, 2026
Showing Percentage of Net Assets
Common Stocks - 99.6%
	Shares	Value ($)
UNITED STATES - 99.6%
Communication Services - 1.8%
Interactive Media & Services - 1.8%
Alphabet Inc Class A	56,300	17,552,088
Financials - 53.7%
Financial Services - 53.7%
Affirm Holdings Inc Class A (a)(b)	423,000	19,872,540
Block Inc Class A (a)	340,800	21,708,960
Corpay Inc (a)	75,500	24,545,050
Fiserv Inc (a)	112,717	7,021,142
Mastercard Inc Class A	361,200	186,816,252
Paymentus Holdings Inc Class A (a)	525,800	12,866,326
PayPal Holdings Inc	321,740	14,867,605
Remitly Global Inc (a)	908,900	15,178,630
Toast Inc Class A (a)	796,700	21,757,877
Visa Inc Class A	664,148	212,620,341
TOTAL FINANCIALS		537,254,723
Industrials - 10.7%
Professional Services - 10.7%
Automatic Data Processing Inc	138,375	29,662,065
ExlService Holdings Inc (a)	800,793	25,024,781
Genpact Ltd	556,241	22,093,893
SS&C Technologies Holdings Inc	398,700	30,018,123
TOTAL INDUSTRIALS		106,798,862
Information Technology - 33.4%
IT Services - 30.4%
Accenture PLC Class A	171,280	35,749,562
Applied Digital Corp (a)(b)	239,900	6,542,073
Cloudflare Inc Class A (a)	226,300	38,966,597
CoreWeave Inc Class A (a)(b)	227,500	18,099,900
IBM Corporation	381,600	91,664,136
MongoDB Inc Class A (a)	69,700	22,894,359
Okta Inc Class A (a)(b)	271,200	19,662,000
Snowflake Inc (a)(b)	198,600	33,446,226
Twilio Inc Class A (a)	259,000	31,328,640
VeriSign Inc	24,000	5,470,560
		303,824,053
Software - 3.0%
Datadog Inc Class A (a)	74,800	8,374,608
Intuit Inc	26,900	11,002,907
Microsoft Corp	28,400	11,153,816
		30,531,331
TOTAL INFORMATION TECHNOLOGY		334,355,384
TOTAL UNITED STATES		995,961,057
TOTAL COMMON STOCKS (Cost $612,541,222)		995,961,057

Money Market Funds - 2.9%
	Yield (%)	Shares	Value ($)
Fidelity Securities Lending Cash Central Fund (c)(d) (Cost $29,137,040)	3.69	29,134,127	29,137,040

TOTAL INVESTMENT IN SECURITIES - 102.5% (Cost $641,678,262)	1,025,098,097
NET OTHER ASSETS (LIABILITIES) - (2.5)%	(25,386,281)
NET ASSETS - 100.0%	999,711,816

Legend

(a)	Non-income producing.
(b)	Security or a portion of the security is on loan at period end.
(c)	Investment made with cash collateral received from securities on loan.
(d)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	117,756	172,336,110	172,453,682	60,001	(184)	-	-	-	0.0%
Fidelity Securities Lending Cash Central Fund	2,090,255	1,482,092,326	1,455,043,632	24,480	(1,909)	-	29,137,040	29,134,127	0.1%
Total	2,208,011	1,654,428,436	1,627,497,314	84,481	(2,093)	-	29,137,040

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.
Investment Valuation

The following is a summary of the inputs used, as of February 28, 2026, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Common Stocks
Communication Services	17,552,088	17,552,088	-	-
Financials	537,254,723	537,254,723	-	-
Industrials	106,798,862	106,798,862	-	-
Information Technology	334,355,384	334,355,384	-	-

Money Market Funds	29,137,040	29,137,040	-	-
Total Investments in Securities:	1,025,098,097	1,025,098,097	-	-
Enterprise Technology Services Portfolio
Financial Statements
Statement of Assets and Liabilities
As of February 28, 2026
Assets
Investment in securities, at value (including securities loaned of $27,514,956) - See accompanying schedule:
Unaffiliated issuers (cost $612,541,222)	$995,961,057
Fidelity Central Funds (cost $29,137,040)	29,137,040

Total Investment in Securities (cost $641,678,262)		$1,025,098,097
Cash		971,142
Receivable for investments sold		24,663,888
Receivable for fund shares sold		167,016
Dividends receivable		1,313,544
Distributions receivable from Fidelity Central Funds		9,104
Prepaid expenses		877
Other receivables		19,283
Total assets		1,052,242,951
Liabilities
Payable for investments purchased	$21,805,452
Payable for fund shares redeemed	1,002,080
Accrued management fee	564,605
Other payables and accrued expenses	36,139
Collateral on securities loaned	29,122,859
Total liabilities		52,531,135
Net Assets		$999,711,816
Net Assets consist of:
Paid in capital		$529,338,648
Total accumulated earnings (loss)		470,373,168
Net Assets		$999,711,816
Net Asset Value, offering price and redemption price per share ($999,711,816 ÷ 24,782,730 shares)		$40.34
Statement of Operations
Year ended February 28, 2026
Investment Income
Dividends		$11,256,448
Income from Fidelity Central Funds (including $24,480 from security lending)		84,481
Security lending		2,650
Total income		11,343,579
Expenses
Management fee	$9,393,274
Custodian fees and expenses	49,240
Independent trustees' fees and expenses	6,045
Registration fees	34,369
Audit fees	45,958
Legal	2,633
Interest	23,534
Miscellaneous	6,021
Total expenses		9,561,074
Net Investment income (loss)		1,782,505
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	197,413,369
Fidelity Central Funds	(2,093)
Total net realized gain (loss)		197,411,276
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	(551,935,095)
Assets and liabilities in foreign currencies	(565)
Total change in net unrealized appreciation (depreciation)		(551,935,660)
Net gain (loss)		(354,524,384)
Net increase (decrease) in net assets resulting from operations		$(352,741,879)
Statement of Changes in Net Assets

	Year ended February 28, 2026	Year ended February 28, 2025
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$1,782,505	$1,438,685
Net realized gain (loss)	197,411,276	415,574,864
Change in net unrealized appreciation (depreciation)	(551,935,660)	(207,466,910)
Net increase (decrease) in net assets resulting from operations	(352,741,879)	209,546,639
Distributions to shareholders	(274,597,103)	(305,007,902)

Share transactions
Proceeds from sales of shares	56,316,747	60,805,283
Reinvestment of distributions	257,185,404	284,701,874
Cost of shares redeemed	(492,735,865)	(515,057,791)

Net increase (decrease) in net assets resulting from share transactions	(179,233,714)	(169,550,634)
Total increase (decrease) in net assets	(806,572,696)	(265,011,897)

Net Assets
Beginning of period	1,806,284,512	2,071,296,409
End of period	$999,711,816	$1,806,284,512

Other Information
Shares
Sold	1,065,446	968,553
Issued in reinvestment of distributions	5,154,749	4,668,986
Redeemed	(9,608,395)	(8,447,276)
Net increase (decrease)	(3,388,200)	(2,809,737)

Financial Highlights
Enterprise Technology Services Portfolio

Years ended February 28,	2026	2025	2024 A	2023	2022
Selected Per-Share Data
Net asset value, beginning of period	$64.12	$66.86	$55.16	$70.27	$93.94
Income from Investment Operations
Net investment income (loss) B,C	.06	.05	- D	.02	(.27)
Net realized and unrealized gain (loss)	(13.60)	8.28	14.08	(7.56)	(10.44)
Total from investment operations	(13.54)	8.33	14.08	(7.54)	(10.71)
Distributions from net investment income	(.05)	(.04)	- D	(.01)	-
Distributions from net realized gain	(10.18)	(11.03)	(2.37)	(7.55)	(12.96)
Total distributions	(10.24) E	(11.07)	(2.38) E	(7.57) E	(12.96)
Net asset value, end of period	$40.34	$64.12	$66.86	$55.16	$70.27
Total Return F	(23.58) %	14.01%	25.85%	(11.88)%	(13.31)%
Ratios to Average Net Assets C,G,H
Expenses before reductions	.65%	.66%	.73%	.73%	.70%
Expenses net of fee waivers, if any	.65%	.66%	.72%	.73%	.70%
Expenses net of all reductions, if any	.65%	.66%	.72%	.73%	.70%
Net investment income (loss)	.12%	.08%	.01%	.03%	(.29)%
Supplemental Data
Net assets, end of period (000 omitted)	$999,712	$1,806,285	$2,071,296	$2,086,468	$2,873,839
Portfolio turnover rate I	57%	63%	35%	43%	41%

AFor the year ended February 29.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DAmount represents less than $.005 per share.
ETotal distributions per share do not sum due to rounding.
FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Semiconductors Portfolio
Schedule of Investments February 28, 2026
Showing Percentage of Net Assets
Common Stocks - 93.3%
	Shares	Value ($)
CANADA - 0.0%
Information Technology - 0.0%
Software - 0.0%
Taalas Inc warrants (b)(c)(d)	2,531,878	3,063,572
ISRAEL - 2.6%
Information Technology - 2.6%
Semiconductors & Semiconductor Equipment - 2.6%
Nova Ltd (b)(e)	1,928,080	846,157,189
JAPAN - 2.6%
Information Technology - 2.6%
Semiconductors & Semiconductor Equipment - 2.6%
Allegro MicroSystems Inc (b)(e)	16,389,021	597,707,596
Kioxia Holdings Corp (b)	1,817,900	246,903,333

TOTAL JAPAN		844,610,929
NETHERLANDS - 9.3%
Information Technology - 9.3%
Semiconductors & Semiconductor Equipment - 9.3%
ASML Holding NV depository receipt	683,893	992,027,830
NXP Semiconductors NV	9,071,300	2,059,275,813

TOTAL NETHERLANDS		3,051,303,643
TAIWAN - 0.5%
Information Technology - 0.5%
Semiconductors & Semiconductor Equipment - 0.5%
Silicon Motion Technology Corp ADR	1,230,195	158,978,100
UNITED STATES - 78.3%
Information Technology - 78.3%
Electronic Equipment, Instruments & Components - 2.0%
Aeva Technologies Inc (b)(f)	219,560	2,911,365
Coherent Corp (b)	2,481,062	642,421,384
		645,332,749
Semiconductors & Semiconductor Equipment - 73.2%
Alpha & Omega Semiconductor Ltd (b)	513,296	10,784,349
ARM Holdings PLC ADR (b)	269,200	34,309,540
Astera Labs Inc (b)	6,347,622	754,287,922
Broadcom Inc	10,871,817	3,474,089,122
Entegris Inc	1,605,218	212,611,124
GlobalFoundries Inc (b)	27,432,633	1,304,421,699
Impinj Inc (b)(f)	1,122,366	137,669,414
Lam Research Corp	6,816,979	1,594,423,218
MACOM Technology Solutions Holdings Inc (b)	3,145,164	780,378,092
Marvell Technology Inc	34,588,407	2,825,526,968
Micron Technology Inc	3,929,170	1,620,271,833
Monolithic Power Systems Inc	1,406,207	1,606,928,987
NVIDIA Corp	44,390,880	7,865,620,028
ON Semiconductor Corp (b)(e)	24,225,108	1,610,485,180
Synaptics Inc (b)(f)	1,366,828	111,341,809
Wolfspeed Inc	5,820	114,770
		23,943,264,055
Software - 0.0%
Celestial AI Inc (c)(d)	833,457	25,004
Celestial AI Inc (c)(d)	833,457	7
Celestial AI Inc rights (b)(c)(d)	833,457	2,275,338
Celestial AI Inc rights (b)(c)(d)	833,457	1,750,260
Celestial AI Inc rights (b)(c)(d)	833,457	508,409
		4,559,018
Technology Hardware, Storage & Peripherals - 3.1%
Western Digital Corp	3,569,436	998,371,249
TOTAL UNITED STATES		25,591,527,071
TOTAL COMMON STOCKS (Cost $15,000,526,516)		30,495,640,504

Convertible Corporate Bonds - 0.0%
	Principal Amount (a)	Value ($)
UNITED STATES - 0.0%
Financials - 0.0%
Financial Services - 0.0%
Tenstorrent Holdings Inc 15% 12/31/2026 (c)(d) (Cost $3,158,000)	3,158,000	3,156,737

Convertible Preferred Stocks - 0.9%
	Shares	Value ($)
CANADA - 0.0%
Information Technology - 0.0%
Software - 0.0%
Taalas Inc Series B (b)(c)(d)	144,600	10,651,236
ISRAEL - 0.1%
Industrials - 0.1%
Electrical Equipment - 0.1%
Element Labs Inc Series A (b)(c)(d)	1,368,700	11,811,881
Element Labs Inc Series B (c)(d)	585,300	5,577,909

TOTAL ISRAEL		17,389,790
UNITED STATES - 0.8%
Financials - 0.0%
Financial Services - 0.0%
Akeana Series C (b)(c)(d)	85,500	1,058,490
Tenstorrent Holdings Inc Series C1 (b)(c)(d)	17,041	1,036,434
Tenstorrent Holdings Inc Series D1 (b)(c)(d)	149,736	9,707,385
Tenstorrent Holdings Inc Series D2 (b)(c)(d)	8,522	531,261
TOTAL FINANCIALS		12,333,570
Industrials - 0.0%
Electrical Equipment - 0.0%
Empower Semiconductor Inc Series D (c)(d)	1,632,993	10,173,546
Information Technology - 0.8%
Electronic Equipment, Instruments & Components - 0.6%
Cerebras Systems Inc Series G (c)(d)	432,100	38,465,542
Cerebras Systems Inc Series H (c)(d)	309,998	27,596,022
Frore Systems Inc Series C (b)(c)(d)	1,078,255	31,064,527
Frore Systems Inc Series D (c)(d)	1,488,952	49,924,561
Menlo Microsystems Inc Series C (b)(c)(d)	739,500	406,725
		147,457,377
Semiconductors & Semiconductor Equipment - 0.1%
Alif Semiconductor Series C (b)(c)(d)	444,283	12,755,365
Alif Semiconductor Series D (c)(d)	322,100	9,788,619
Danger Devices Inc Series B (c)(d)	7,867,300	7,159,243
Retym Inc Series C (b)(c)(d)	458,946	4,791,396
Retym Inc Series D (b)(c)(d)	113,854	1,253,533
SiMa Technologies Inc Series B (b)(c)(d)	309,900	2,026,746
SiMa Technologies Inc Series B1 (b)(c)(d)	163,147	1,238,285
		39,013,187
Software - 0.0%
Density Ai Inc (c)(d)	3,894,400	5,802,656
Lyte Ai Inc Series B (b)(c)(d)	246,000	2,624,820
		8,427,476
Technology Hardware, Storage & Peripherals - 0.1%
Lightmatter Inc Series C1 (b)(c)(d)	271,273	14,792,517
Lightmatter Inc Series C2 (b)(c)(d)	42,610	2,387,438
Lightmatter Inc Series D (b)(c)(d)	166,400	11,934,208
		29,114,163
TOTAL INFORMATION TECHNOLOGY		224,012,203
Materials - 0.0%
Metals & Mining - 0.0%
Diamond Foundry Inc Series C (b)(c)(d)	189,999	5,895,669
TOTAL UNITED STATES		252,414,988
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $222,001,325)		280,456,014

Preferred Securities - 0.0%
	Principal Amount (a)	Value ($)
CANADA - 0.0%
Information Technology - 0.0%
Software - 0.0%
Taalas Inc 0% (c)(d)(g)	12,538,822	12,476,128
UNITED STATES - 0.0%
Information Technology - 0.0%
Semiconductors & Semiconductor Equipment - 0.0%
SiMa Technologies Inc 10% 12/31/2027 (c)(d)	504,696	670,314
SiMa Technologies Inc 7.5% 12/31/2027 (c)(d)	3,677,300	4,454,559

TOTAL UNITED STATES		5,124,873
TOTAL PREFERRED SECURITIES (Cost $16,720,818)		17,601,001

Money Market Funds - 1.6%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (h)	3.70	522,246,650	522,351,099
Fidelity Securities Lending Cash Central Fund (h)(i)	3.69	3,079,496	3,079,804
TOTAL MONEY MARKET FUNDS (Cost $525,430,903)			525,430,903

TOTAL INVESTMENT IN SECURITIES - 95.8% (Cost $15,767,837,562)	31,322,285,159
NET OTHER ASSETS (LIABILITIES) - 4.2%	1,369,045,807
NET ASSETS - 100.0%	32,691,330,966

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Non-income producing.
(c)	Level 3 security.
(d)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $308,836,342 or 0.9% of net assets.

(e)	Affiliated company.
(f)	Security or a portion of the security is on loan at period end.
(g)	Security is perpetual in nature with no stated maturity date.
(h)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(i)	Investment made with cash collateral received from securities on loan.
Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
Akeana Series C	1/23/2024	1,091,048

Alif Semiconductor Series C	3/8/2022	9,018,296

Alif Semiconductor Series D	4/11/2025	8,702,208

Celestial AI Inc	2/25/2025	0

Celestial AI Inc	2/25/2025	21,426

Celestial AI Inc rights	2/25/2025	1,332,763

Celestial AI Inc rights	2/25/2025	1,734,506

Celestial AI Inc rights	2/25/2025	388,988

Cerebras Systems Inc Series G	9/19/2025	15,656,020

Cerebras Systems Inc Series H	1/30/2026	27,594,658

Danger Devices Inc Series B	3/5/2025	7,084,504

Density Ai Inc	12/5/2025	5,802,598

Diamond Foundry Inc Series C	3/15/2021	4,559,976

Element Labs Inc Series A	2/11/2025	5,048,584

Element Labs Inc Series B	6/27/2025	5,138,290

Empower Semiconductor Inc Series D	6/27/2025	13,106,075

Frore Systems Inc Series C	5/10/2024	17,327,990

Frore Systems Inc Series D	2/26/2026	49,920,541

Lightmatter Inc Series C1	5/19/2023	4,464,286

Lightmatter Inc Series C2	12/18/2023	1,107,936

Lightmatter Inc Series D	10/11/2024	13,350,355

Lyte Ai Inc Series B	8/13/2024	3,120,780

Menlo Microsystems Inc Series C	2/9/2022	980,207

Retym Inc Series C	5/17/2023 - 6/20/2023	3,571,426

Retym Inc Series D	1/29/2025	1,205,372

SiMa Technologies Inc 10% 12/31/2027	4/8/2024 - 1/5/2026	504,696

SiMa Technologies Inc 7.5% 12/31/2027	7/18/2025	3,677,300

SiMa Technologies Inc Series B	5/10/2021	1,588,981

SiMa Technologies Inc Series B1	4/25/2022 - 10/17/2022	1,156,859

Taalas Inc 0%	12/23/2025	12,538,822

Taalas Inc Series B	2/19/2025	7,940,478

Taalas Inc warrants	12/23/2025	2,531,877

Tenstorrent Holdings Inc 15% 12/31/2026	2/25/2026	3,158,000

Tenstorrent Holdings Inc Series C1	4/23/2021	1,013,198

Tenstorrent Holdings Inc Series D1	7/16/2024 - 1/15/2025	11,803,157

Tenstorrent Holdings Inc Series D2	7/17/2024	647,502

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	416,653,803	10,663,687,118	10,558,108,903	10,928,093	119,082	(1)	522,351,099	522,246,650	0.8%
Fidelity Securities Lending Cash Central Fund	240,735,953	2,170,881,842	2,408,525,295	1,193,431	(12,696)	-	3,079,804	3,079,496	0.0%
Total	657,389,756	12,834,568,960	12,966,634,198	12,121,524	106,386	(1)	525,430,903

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.
Other Affiliated Issuers
An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are presented in the table below. Certain corporate actions, such as mergers, are excluded from the amounts in this table if applicable. A dash in the Value end of period ($) and Shares end of period columns means either the issuer is no longer held at period end, or the issuer is held at period end but is no longer an affiliate.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period
Allegro MicroSystems Inc	198,618,117	221,736,458	-	-	-	177,353,021	597,707,596	16,389,021
Nova Ltd	414,343,951	52,175,111	6,446,877	-	(2,707,216)	388,792,220	846,157,189	1,928,080
ON Semiconductor Corp	933,621,901	466,359,333	271,608,110	-	(31,284,785)	513,396,841	1,610,485,180	24,225,108
Total	1,546,583,969	740,270,902	278,054,987	-	(33,992,001)	1,079,542,082	3,054,349,965

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of February 28, 2026, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Common Stocks
Information Technology	30,495,640,504	30,488,017,914	-	7,622,590

Convertible Corporate Bonds
Financials	3,156,737	-	-	3,156,737

Convertible Preferred Stocks
Financials	12,333,570	-	-	12,333,570
Industrials	27,563,336	-	-	27,563,336
Information Technology	234,663,439	-	-	234,663,439
Materials	5,895,669	-	-	5,895,669

Preferred Securities
Information Technology	17,601,001	-	-	17,601,001

Money Market Funds	525,430,903	525,430,903	-	-
Total Investments in Securities:	31,322,285,159	31,013,448,817	-	308,836,342
Semiconductors Portfolio
Financial Statements
Statement of Assets and Liabilities
As of February 28, 2026
Assets
Investment in securities, at value (including securities loaned of $2,961,048) - See accompanying schedule:
Unaffiliated issuers (cost $13,408,368,691)	$27,742,504,291
Fidelity Central Funds (cost $525,430,903)	525,430,903
Other affiliated issuers (cost $1,834,037,968)	3,054,349,965

Total Investment in Securities (cost $15,767,837,562)		$31,322,285,159
Receivable for investments sold		1,375,949,074
Receivable for fund shares sold		34,726,549
Interest receivable		7,895
Distributions receivable from Fidelity Central Funds		1,041,476
Prepaid expenses		12,014
Other receivables		885,283
Total assets		32,734,907,450
Liabilities
Payable for investments purchased	$204,080
Payable for fund shares redeemed	23,175,426
Accrued management fee	16,182,477
Other payables and accrued expenses	922,001
Collateral on securities loaned	3,092,500
Total liabilities		43,576,484
Net Assets		$32,691,330,966
Net Assets consist of:
Paid in capital		$14,430,694,676
Total accumulated earnings (loss)		18,260,636,290
Net Assets		$32,691,330,966
Net Asset Value, offering price and redemption price per share ($32,691,330,966 ÷ 682,365,499 shares)		$47.91
Statement of Operations
Year ended February 28, 2026
Investment Income
Dividends		$101,929,527
Interest		7,895
Income from Fidelity Central Funds (including $1,193,431 from security lending)		12,121,524
Security lending		10,365
Total income		114,069,311
Expenses
Management fee	$145,076,802
Custodian fees and expenses	141,472
Independent trustees' fees and expenses	85,193
Registration fees	574,271
Audit fees	46,898
Legal	9,796
Interest	53,580
Miscellaneous	76,353
Total expenses		146,064,365
Net Investment income (loss)		(31,995,054)
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	4,385,930,151
Fidelity Central Funds	106,386
Other affiliated issuers	(33,992,001)
Foreign currency transactions	159,847
Total net realized gain (loss)		4,352,204,383
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	7,267,068,160
Fidelity Central Funds	(1)
Other affiliated issuers	1,079,542,082
Total change in net unrealized appreciation (depreciation)		8,346,610,241
Net gain (loss)		12,698,814,624
Net increase (decrease) in net assets resulting from operations		$12,666,819,570
Statement of Changes in Net Assets

	Year ended February 28, 2026	Year ended February 28, 2025
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$(31,995,054)	$(16,469,704)
Net realized gain (loss)	4,352,204,383	1,662,847,165
Change in net unrealized appreciation (depreciation)	8,346,610,241	54,162,985
Net increase (decrease) in net assets resulting from operations	12,666,819,570	1,700,540,446
Distributions to shareholders	(2,102,235,632)	(790,458,959)

Share transactions
Proceeds from sales of shares	6,551,731,202	6,975,631,349
Reinvestment of distributions	1,944,045,450	732,460,191
Cost of shares redeemed	(5,593,480,505)	(5,119,939,051)

Net increase (decrease) in net assets resulting from share transactions	2,902,296,147	2,588,152,489
Total increase (decrease) in net assets	13,466,880,085	3,498,233,976

Net Assets
Beginning of period	19,224,450,881	15,726,216,905
End of period	$32,691,330,966	$19,224,450,881

Other Information
Shares
Sold	163,837,978	209,724,121
Issued in reinvestment of distributions	58,494,292	21,851,438
Redeemed	(153,446,649)	(154,884,824)
Net increase (decrease)	68,885,621	76,690,735

Financial Highlights
Semiconductors Portfolio

Years ended February 28,	2026	2025	2024 A	2023	2022
Selected Per-Share Data
Net asset value, beginning of period	$31.34	$29.30	$18.57	$20.23	$17.59
Income from Investment Operations
Net investment income (loss) B,C	(.05)	(.03)	.01	.03	.01
Net realized and unrealized gain (loss)	20.03	3.40	12.47	(.71)	4.30
Total from investment operations	19.98	3.37	12.48	(.68)	4.31
Distributions from net investment income	-	-	(.02)	(.03)	(.01)
Distributions from net realized gain	(3.41)	(1.33)	(1.72)	(.95)	(1.66)
Total distributions	(3.41)	(1.33)	(1.75) D	(.98)	(1.67)
Net asset value, end of period	$47.91	$31.34	$29.30	$18.57	$20.23
Total Return E	69.09%	11.22%	69.34%	(2.91)%	24.57%
Ratios to Average Net Assets C,F,G
Expenses before reductions	.60%	.62%	.68%	.69%	.68%
Expenses net of fee waivers, if any	.60%	.62%	.67%	.69%	.67%
Expenses net of all reductions, if any	.60%	.62%	.67%	.69%	.67%
Net investment income (loss)	(.13)%	(.08)%	.04%	.17%	.03%
Supplemental Data
Net assets, end of period (000 omitted)	$32,691,331	$19,224,451	$15,726,217	$7,764,453	$8,426,923
Portfolio turnover rate H	87%	59%	32%	35%	33%

AFor the year ended February 29.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DTotal distributions per share do not sum due to rounding.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Software and IT Services Portfolio
Schedule of Investments February 28, 2026
Showing Percentage of Net Assets
Common Stocks - 99.3%
	Shares	Value ($)
CANADA - 1.3%
Information Technology - 1.3%
IT Services - 1.0%
Shopify Inc Class A (United States) (a)	548,860	66,263,868
Software - 0.3%
Constellation Software Inc/Canada	9,300	17,185,688
TOTAL CANADA		83,449,556
GERMANY - 0.0%
Information Technology - 0.0%
Software - 0.0%
SAP SE ADR	2,500	503,825
UNITED STATES - 98.0%
Communication Services - 1.7%
Interactive Media & Services - 1.7%
Alphabet Inc Class A	169,000	52,687,440
Meta Platforms Inc Class A	200	129,636
ZoomInfo Technologies Inc (a)(b)	9,384,669	58,278,794
TOTAL COMMUNICATION SERVICES		111,095,870
Consumer Discretionary - 2.6%
Broadline Retail - 2.6%
Amazon.com Inc (a)	839,980	176,395,800
Financials - 0.6%
Financial Services - 0.6%
Toast Inc Class A (a)	1,554,496	42,453,286
Information Technology - 93.1%
IT Services - 13.6%
Accenture PLC Class A	378,000	78,896,160
Cloudflare Inc Class A (a)	595,349	102,513,144
Cognizant Technology Solutions Corp Class A	82,800	5,334,803
CoreWeave Inc Class A (a)(b)	505,200	40,193,712
EPAM Systems Inc (a)	384,125	54,161,625
IBM Corporation	44,300	10,641,303
MongoDB Inc Class A (a)	325,800	107,015,526
Okta Inc Class A (a)	1,376,191	99,773,848
Snowflake Inc (a)	1,209,300	203,658,213
Twilio Inc Class A (a)	1,680,656	203,292,150
		905,480,484
Software - 79.5%
Adobe Inc (a)	405,200	106,328,532
Amplitude Inc Class A (a)	987,776	7,210,765
AppLovin Corp Class A (a)	333,866	145,154,921
Atlassian Corp Class A (a)	1,601,154	120,294,700
Autodesk Inc (a)	835,005	205,302,679
BILL Holdings Inc (a)	812,800	36,177,728
BlackLine Inc (a)	1,083,000	38,175,750
Cadence Design Systems Inc (a)	223,700	67,423,180
Crowdstrike Holdings Inc Class A (a)	100,086	37,229,990
Datadog Inc Class A (a)	2,032,413	227,548,959
Dynatrace Inc (a)	1,096,100	39,371,912
Fair Isaac Corp (a)	40,974	57,747,117
Figma Inc Class A (b)	3,111,000	91,432,290
Gen Digital Inc	347,618	7,845,738
HubSpot Inc (a)	530,117	140,221,248
Intuit Inc	604,051	247,074,981
JFrog Ltd (a)	872,100	35,014,815
Klaviyo Inc Class A (a)	6,725,424	117,089,632
Microsoft Corp	4,206,882	1,652,210,837
Monday.com Ltd (a)(b)	286,625	20,820,440
Oracle Corp	1,835,627	266,900,166
Palantir Technologies Inc Class A (a)	1,943,978	266,694,342
Palo Alto Networks Inc (a)	1,366,764	203,538,495
Pivotal Software Inc rights (a)(c)	3,336,600	32
Riot Platforms Inc (a)	2,995,900	48,803,211
Rubrik Inc Class A (a)	2,677,500	139,122,900
Salesforce Inc	1,707,884	332,678,724
Samsara Inc Class A (a)	4,025,000	116,322,500
Servicenow Inc (a)	1,286,720	138,978,627
Synopsys Inc (a)	496,140	205,401,960
Tyler Technologies Inc (a)	16,600	5,887,854
Unity Software Inc (a)	3,498,785	63,782,851
Workday Inc Class A (a)	88,600	11,851,136
Workiva Inc Class A (a)	13,270	817,167
Zscaler Inc (a)	712,440	104,721,556
		5,305,177,735
TOTAL INFORMATION TECHNOLOGY		6,210,658,219
TOTAL UNITED STATES		6,540,603,175
TOTAL COMMON STOCKS (Cost $4,631,699,266)		6,624,556,556

Convertible Preferred Stocks - 0.3%
	Shares	Value ($)
UNITED STATES - 0.3%
Information Technology - 0.3%
Software - 0.3%
Anthropic PBC Series G (c)(d)	69,400	17,984,316
Databricks Inc Series K (c)(d)	24,600	4,420,620

TOTAL UNITED STATES		22,404,936
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $21,674,065)		22,404,936

Money Market Funds - 1.2%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (e)	3.70	20,174,298	20,178,333
Fidelity Securities Lending Cash Central Fund (e)(f)	3.69	62,398,512	62,404,753
TOTAL MONEY MARKET FUNDS (Cost $82,583,086)			82,583,086

TOTAL INVESTMENT IN SECURITIES - 100.8% (Cost $4,735,956,417)	6,729,544,578
NET OTHER ASSETS (LIABILITIES) - (0.8)%	(54,143,112)
NET ASSETS - 100.0%	6,675,401,466

Legend

(a)	Non-income producing.
(b)	Security or a portion of the security is on loan at period end.
(c)	Level 3 security.
(d)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $22,404,936 or 0.3% of net assets.

(e)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(f)	Investment made with cash collateral received from securities on loan.
Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
Anthropic PBC Series G	1/27/2026	17,984,066

Databricks Inc Series K	9/8/2025	3,689,999

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	90,556,079	1,026,902,399	1,097,279,295	817,939	(850)	-	20,178,333	20,174,298	0.0%
Fidelity Securities Lending Cash Central Fund	1,394,375	339,874,753	278,864,375	7,342	-	-	62,404,753	62,398,512	0.2%
Total	91,950,454	1,366,777,152	1,376,143,670	825,281	(850)	-	82,583,086

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.
Other Affiliated Issuers
An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are presented in the table below. Certain corporate actions, such as mergers, are excluded from the amounts in this table if applicable. A dash in the Value end of period ($) and Shares end of period columns means either the issuer is no longer held at period end, or the issuer is held at period end but is no longer an affiliate.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period
Five9 Inc	126,048,400	44,947,928	118,772,616	-	(101,075,703)	48,851,991	-	-
Total	126,048,400	44,947,928	118,772,616	-	(101,075,703)	48,851,991	-

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of February 28, 2026, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Common Stocks
Communication Services	111,095,870	111,095,870	-	-
Consumer Discretionary	176,395,800	176,395,800	-	-
Financials	42,453,286	42,453,286	-	-
Information Technology	6,294,611,600	6,294,611,568	-	32

Convertible Preferred Stocks
Information Technology	22,404,936	-	-	22,404,936

Money Market Funds	82,583,086	82,583,086	-	-
Total Investments in Securities:	6,729,544,578	6,707,139,610	-	22,404,968
Software and IT Services Portfolio
Financial Statements
Statement of Assets and Liabilities
As of February 28, 2026
Assets
Investment in securities, at value (including securities loaned of $57,393,477) - See accompanying schedule:
Unaffiliated issuers (cost $4,653,373,331)	$6,646,961,492
Fidelity Central Funds (cost $82,583,086)	82,583,086

Total Investment in Securities (cost $4,735,956,417)		$6,729,544,578
Foreign currency held at value (cost $292,903)		296,199
Receivable for investments sold		38,820,191
Receivable for fund shares sold		2,731,481
Dividends receivable		5,143,965
Distributions receivable from Fidelity Central Funds		29,996
Prepaid expenses		5,716
Other receivables		686,503
Total assets		6,777,258,629
Liabilities
Payable for investments purchased	$26,634,361
Payable for fund shares redeemed	8,798,734
Accrued management fee	3,441,051
Other payables and accrued expenses	578,265
Collateral on securities loaned	62,404,752
Total liabilities		101,857,163
Net Assets		$6,675,401,466
Net Assets consist of:
Paid in capital		$4,196,936,587
Total accumulated earnings (loss)		2,478,464,879
Net Assets		$6,675,401,466
Net Asset Value, offering price and redemption price per share ($6,675,401,466 ÷ 346,407,550 shares)		$19.27
Statement of Operations
Year ended February 28, 2026
Investment Income
Dividends		$38,046,913
Interest		202
Income from Fidelity Central Funds (including $7,342 from security lending)		825,281
Total income		38,872,396
Expenses
Management fee	$58,002,385
Custodian fees and expenses	58,759
Independent trustees' fees and expenses	38,490
Registration fees	65,211
Audit fees	60,571
Legal	5,227
Interest	30,769
Miscellaneous	37,732
Total expenses		58,299,144
Net Investment income (loss)		(19,426,748)
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	1,890,693,396
Redemptions in-kind	374,208,705
Fidelity Central Funds	(850)
Other affiliated issuers	(101,075,703)
Foreign currency transactions	24,894
Total net realized gain (loss)		2,163,850,442
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	(3,736,684,930)
Affiliated issuers	48,851,991
Assets and liabilities in foreign currencies	87,697
Total change in net unrealized appreciation (depreciation)		(3,687,745,242)
Net gain (loss)		(1,523,894,800)
Net increase (decrease) in net assets resulting from operations		$(1,543,321,548)
Statement of Changes in Net Assets

	Year ended February 28, 2026	Year ended February 28, 2025
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$(19,426,748)	$(9,807,265)
Net realized gain (loss)	2,163,850,442	1,160,650,961
Change in net unrealized appreciation (depreciation)	(3,687,745,242)	(1,030,188,492)
Net increase (decrease) in net assets resulting from operations	(1,543,321,548)	120,655,204
Distributions to shareholders	(1,193,076,353)	(1,084,631,963)

Share transactions
Proceeds from sales of shares	913,770,492	547,725,500
Reinvestment of distributions	1,088,207,466	1,002,356,657
Cost of shares redeemed	(2,858,204,459)	(2,713,093,866)

Net increase (decrease) in net assets resulting from share transactions	(856,226,501)	(1,163,011,709)
Total increase (decrease) in net assets	(3,592,624,402)	(2,126,988,468)

Net Assets
Beginning of period	10,268,025,868	12,395,014,336
End of period	$6,675,401,466	$10,268,025,868

Other Information
Shares
Sold	37,298,976	19,538,604
Issued in reinvestment of distributions	43,253,473	35,649,285
Redeemed	(115,871,045)	(98,460,572)
Net increase (decrease)	(35,318,596)	(43,272,683)

Financial Highlights
Software and IT Services Portfolio

Years ended February 28,	2026	2025	2024 A	2023	2022
Selected Per-Share Data
Net asset value, beginning of period	$26.90	$29.16	$21.02	$26.33	$27.31
Income from Investment Operations
Net investment income (loss) B,C	(.05)	(.02)	- D	- D	(.05)
Net realized and unrealized gain (loss)	(4.11)	.65	10.28	(3.53)	1.03
Total from investment operations	(4.16)	.63	10.28	(3.53)	.98
Distributions from net realized gain	(3.47)	(2.89)	(2.14)	(1.78)	(1.96)
Total distributions	(3.47)	(2.89)	(2.14)	(1.78)	(1.96)
Net asset value, end of period	$19.27	$26.90	$29.16	$21.02	$26.33
Total Return E	(18.35) %	1.87%	49.47%	(13.67)%	2.98%
Ratios to Average Net Assets C,F,G
Expenses before reductions	.61%	.62%	.68%	.69%	.67%
Expenses net of fee waivers, if any	.61%	.62%	.67%	.69%	.67%
Expenses net of all reductions, if any	.61%	.62%	.67%	.69%	.67%
Net investment income (loss)	(.20)%	(.09)%	(.02)%	(.01)%	(.17)%
Supplemental Data
Net assets, end of period (000 omitted)	$6,675,401	$10,268,026	$12,395,014	$8,675,039	$11,268,291
Portfolio turnover rate H	62 % I	14%	31%	4%	10%

AFor the year ended February 29.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DAmount represents less than $.005 per share.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
IPortfolio turnover rate excludes securities received or delivered in-kind.
Tech Hardware Portfolio
Schedule of Investments February 28, 2026
Showing Percentage of Net Assets
Common Stocks - 98.0%
	Shares	Value ($)
CHINA - 2.0%
Information Technology - 2.0%
Semiconductors & Semiconductor Equipment - 0.2%
Montage Technology Co Ltd H Shares	193,800	4,439,113
Technology Hardware, Storage & Peripherals - 1.8%
Xiaomi Corp B Shares (a)(c)(d)	7,492,830	33,140,117
TOTAL CHINA		37,579,230
FINLAND - 2.3%
Information Technology - 2.3%
Communications Equipment - 2.3%
Nokia Oyj	5,533,110	42,466,730
JAPAN - 13.4%
Communication Services - 3.7%
Entertainment - 3.7%
Nintendo Co Ltd	1,234,990	69,850,330
Consumer Discretionary - 6.0%
Household Durables - 6.0%
Panasonic Holdings Corp	2,724,400	43,933,851
Sony Group Corp	3,011,200	69,222,255
TOTAL CONSUMER DISCRETIONARY		113,156,106
Health Care - 0.5%
Health Care Equipment & Supplies - 0.5%
Hoya Corp	47,000	8,506,740
Information Technology - 3.2%
Electronic Equipment, Instruments & Components - 1.0%
Ibiden Co Ltd (b)	314,400	19,200,415
Semiconductors & Semiconductor Equipment - 2.2%
Kioxia Holdings Corp (a)	295,900	40,188,512
TOTAL INFORMATION TECHNOLOGY		59,388,927
TOTAL JAPAN		250,902,103
KOREA (SOUTH) - 10.8%
Information Technology - 10.8%
Semiconductors & Semiconductor Equipment - 2.0%
SK Hynix Inc	51,018	37,588,257
Technology Hardware, Storage & Peripherals - 8.8%
Samsung Electronics Co Ltd	1,103,390	165,882,406
TOTAL KOREA (SOUTH)		203,470,663
TAIWAN - 4.7%
Information Technology - 4.7%
Communications Equipment - 0.4%
Accton Technology Corp	179,000	7,989,543
Semiconductors & Semiconductor Equipment - 4.3%
Taiwan Semiconductor Manufacturing Co Ltd	1,299,999	80,716,734
TOTAL TAIWAN		88,706,277
UNITED STATES - 64.8%
Communication Services - 1.7%
Interactive Media & Services - 1.7%
Alphabet Inc Class A	104,680	32,635,037
Consumer Discretionary - 3.5%
Broadline Retail - 0.7%
Amazon.com Inc (a)	71,100	14,931,000
Household Durables - 2.8%
Garmin Ltd	204,223	51,633,701
TOTAL CONSUMER DISCRETIONARY		66,564,701
Information Technology - 59.6%
Communications Equipment - 27.6%
Arista Networks Inc (a)	1,197,000	159,799,500
Ciena Corp (a)	178,666	62,300,834
Cisco Systems Inc	2,543,216	202,083,944
Motorola Solutions Inc	191,700	92,449,242
		516,633,520
Electronic Equipment, Instruments & Components - 5.7%
Keysight Technologies Inc (a)	174,900	53,752,017
Mirion Technologies Inc Class A (a)(b)	435,500	9,411,155
OSI Systems Inc (a)	38,000	10,837,600
TD SYNNEX Corp	207,056	32,468,451
		106,469,223
Software - 1.5%
Microsoft Corp	35,000	13,745,900
Palo Alto Networks Inc (a)	96,931	14,434,965
		28,180,865
Technology Hardware, Storage & Peripherals - 24.8%
Apple Inc	545,724	144,169,366
Dell Technologies Inc Class C	436,547	64,643,880
Pure Storage Inc Class A (a)	443,597	28,487,799
Sandisk Corp/DE (a)	88,800	56,419,968
Western Digital Corp	611,200	170,952,640
		464,673,653
TOTAL INFORMATION TECHNOLOGY		1,115,957,261
TOTAL UNITED STATES		1,215,156,999
TOTAL COMMON STOCKS (Cost $986,908,321)		1,838,282,002

Convertible Preferred Stocks - 0.2%
	Shares	Value ($)
UNITED STATES - 0.2%
Information Technology - 0.2%
Electronic Equipment, Instruments & Components - 0.2%
Vast Data Ltd Series A (a)(e)(f)	5,512	326,421
Vast Data Ltd Series A1 (a)(e)(f)	13,567	803,438
Vast Data Ltd Series A2 (a)(e)(f)	15,607	924,247
Vast Data Ltd Series B (a)(e)(f)	12,418	735,394
Vast Data Ltd Series C (a)(e)(f)	362	21,437
Vast Data Ltd Series E (a)(e)(f)	11,867	702,764
Vast Data Ltd Series F (e)(f)	1,979	117,196

TOTAL UNITED STATES		3,630,897
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $927,041)		3,630,897

Money Market Funds - 0.8%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (g)	3.70	8,727,753	8,729,498
Fidelity Securities Lending Cash Central Fund (g)(h)	3.69	5,891,711	5,892,300
TOTAL MONEY MARKET FUNDS (Cost $14,621,798)			14,621,798

TOTAL INVESTMENT IN SECURITIES - 99.0% (Cost $1,002,457,160)	1,856,534,697
NET OTHER ASSETS (LIABILITIES) - 1.0%	19,513,058
NET ASSETS - 100.0%	1,876,047,755

Legend

(a)	Non-income producing.
(b)	Security or a portion of the security is on loan at period end.
(c)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $33,140,117 or 1.8% of net assets.

(d)
Security exempt from registration under Regulation S of the Securities Act of 1933 and may be resold to qualified foreign investors outside of the United States. At the end of the period, the value of securities amounted to $33,140,117 or 1.8% of net assets.

(e)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $3,630,897 or 0.2% of net assets.

(f)	Level 3 security.
(g)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(h)	Investment made with cash collateral received from securities on loan.
Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
Vast Data Ltd Series A	11/28/2023	60,632

Vast Data Ltd Series A1	11/28/2023	149,237

Vast Data Ltd Series A2	11/28/2023	171,677

Vast Data Ltd Series B	11/28/2023	136,598

Vast Data Ltd Series C	11/28/2023	3,982

Vast Data Ltd Series E	11/28/2023	261,074

Vast Data Ltd Series F	2/27/2026	143,841

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	12,501,793	438,679,109	442,451,451	613,249	47	-	8,729,498	8,727,753	0.0%
Fidelity Securities Lending Cash Central Fund	6,878,325	451,403,696	452,386,109	8,685	(3,612)	-	5,892,300	5,891,711	0.0%
Total	19,380,118	890,082,805	894,837,560	621,934	(3,565)	-	14,621,798

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.
Investment Valuation

The following is a summary of the inputs used, as of February 28, 2026, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Common Stocks
Communication Services	102,485,367	32,635,037	69,850,330	-
Consumer Discretionary	179,720,807	66,564,701	113,156,106	-
Health Care	8,506,740	8,506,740	-	-
Information Technology	1,547,569,088	1,391,245,507	156,323,581	-

Convertible Preferred Stocks
Information Technology	3,630,897	-	-	3,630,897

Money Market Funds	14,621,798	14,621,798	-	-
Total Investments in Securities:	1,856,534,697	1,513,573,783	339,330,017	3,630,897
Tech Hardware Portfolio
Financial Statements
Statement of Assets and Liabilities
As of February 28, 2026
Assets
Investment in securities, at value (including securities loaned of $5,658,414) - See accompanying schedule:
Unaffiliated issuers (cost $987,835,362)	$1,841,912,899
Fidelity Central Funds (cost $14,621,798)	14,621,798

Total Investment in Securities (cost $1,002,457,160)		$1,856,534,697
Cash		1
Foreign currency held at value (cost $471)		471
Receivable for investments sold		179,087,126
Receivable for fund shares sold		4,563,598
Dividends receivable		870,443
Distributions receivable from Fidelity Central Funds		96,743
Prepaid expenses		594
Other receivables		201,225
Total assets		2,041,354,898
Liabilities
Payable for investments purchased	$157,819,833
Payable for fund shares redeemed	549,914
Accrued management fee	916,287
Other payables and accrued expenses	128,809
Collateral on securities loaned	5,892,300
Total liabilities		165,307,143
Commitments and contingent liabilities (see Significant Accounting Policies note)
Net Assets		$1,876,047,755
Net Assets consist of:
Paid in capital		$889,106,688
Total accumulated earnings (loss)		986,941,067
Net Assets		$1,876,047,755
Net Asset Value, offering price and redemption price per share ($1,876,047,755 ÷ 11,590,571 shares)		$161.86
Statement of Operations
Year ended February 28, 2026
Investment Income
Dividends		$11,227,159
Non-Cash dividends		6,387,946
Interest		463
Income from Fidelity Central Funds (including $8,685 from security lending)		621,934
Security lending		1,038
Total income		18,238,540
Expenses
Management fee	$8,151,465
Custodian fees and expenses	59,054
Independent trustees' fees and expenses	4,407
Registration fees	63,276
Audit fees	46,545
Legal	1,933
Interest	2,380
Miscellaneous	3,805
Total expenses before reductions	8,332,865
Expense reductions	(165)
Total expenses after reductions		8,332,700
Net Investment income (loss)		9,905,840
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	160,616,995
Fidelity Central Funds	(3,565)
Foreign currency transactions	(510,496)
Total net realized gain (loss)		160,102,934
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	476,350,118
Assets and liabilities in foreign currencies	155,900
Total change in net unrealized appreciation (depreciation)		476,506,018
Net gain (loss)		636,608,952
Net increase (decrease) in net assets resulting from operations		$646,514,792
Statement of Changes in Net Assets

	Year ended February 28, 2026	Year ended February 28, 2025
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$9,905,840	$4,822,601
Net realized gain (loss)	160,102,934	143,794,736
Change in net unrealized appreciation (depreciation)	476,506,018	35,926,110
Net increase (decrease) in net assets resulting from operations	646,514,792	184,543,447
Distributions to shareholders	(106,741,033)	(72,715,843)

Share transactions
Proceeds from sales of shares	395,670,305	71,324,758
Reinvestment of distributions	98,931,714	67,562,979
Cost of shares redeemed	(209,094,275)	(127,167,619)

Net increase (decrease) in net assets resulting from share transactions	285,507,744	11,720,118
Total increase (decrease) in net assets	825,281,503	123,547,722

Net Assets
Beginning of period	1,050,766,252	927,218,530
End of period	$1,876,047,755	$1,050,766,252

Other Information
Shares
Sold	2,893,901	646,679
Issued in reinvestment of distributions	993,314	615,959
Redeemed	(1,687,815)	(1,166,718)
Net increase (decrease)	2,199,400	95,920

Financial Highlights
Tech Hardware Portfolio

Years ended February 28,	2026	2025	2024 A	2023	2022
Selected Per-Share Data
Net asset value, beginning of period	$111.89	$99.75	$76.41	$101.48	$114.74
Income from Investment Operations
Net investment income (loss) B,C	.98	.53	.50	.57	.42
Net realized and unrealized gain (loss)	60.16	19.79	23.33	(13.00)	5.73
Total from investment operations	61.14	20.32	23.83	(12.43)	6.15
Distributions from net investment income	(.93) D	(.53)	(.49)	(.51)	(.73) D
Distributions from net realized gain	(10.24) D	(7.65)	-	(12.13)	(18.68) D
Total distributions	(11.17)	(8.18)	(.49)	(12.64)	(19.41)
Net asset value, end of period	$161.86	$111.89	$99.75	$76.41	$101.48
Total Return E	61.34%	20.58%	31.23%	(13.62)%	4.72%
Ratios to Average Net Assets C,F,G
Expenses before reductions	.67%	.69%	.73%	.73%	.72% H
Expenses net of fee waivers, if any	.67%	.68%	.72%	.73%	.72% H
Expenses net of all reductions, if any	.67%	.68%	.72%	.73%	.72% H
Net investment income (loss)	.79%	.48%	.57%	.74%	.38% H
Supplemental Data
Net assets, end of period (000 omitted)	$1,876,048	$1,050,766	$927,219	$716,956	$913,649
Portfolio turnover rate I	53%	70%	39%	30%	99% J

AFor the year ended February 29.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DThe amount shown reflects reclassifications related to book to tax differences that were made in the year shown.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HProxy expenses are not annualized.
IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
JThe portfolio turnover rate does not include the assets acquired in the merger.
Technology Portfolio
Schedule of Investments February 28, 2026
Showing Percentage of Net Assets
Common Stocks - 95.7%
	Shares	Value ($)
CANADA - 1.8%
Information Technology - 1.8%
IT Services - 1.8%
Shopify Inc Class A (b)	190,500	22,997,423
Shopify Inc Class A (United States) (b)	3,974,900	479,889,677

TOTAL CANADA		502,887,100
CHINA - 0.0%
Health Care - 0.0%
Pharmaceuticals - 0.0%
Chime Biologics Wuhan Co Ltd (b)(c)	1,402,904	14
GRAND CAYMAN (UK OVERSEAS TER) - 0.0%
Financials - 0.0%
Capital Markets - 0.0%
Bullish	46,100	1,447,079
INDIA - 0.1%
Consumer Discretionary - 0.0%
Broadline Retail - 0.0%
Meesho (e)	3,048,996	5,359,536
Financials - 0.1%
Financial Services - 0.1%
Pine Labs Ltd (e)	3,056,330	6,387,208
Industrials - 0.0%
Air Freight & Logistics - 0.0%
Delhivery Ltd (b)	579,000	2,757,052
TOTAL INDIA		14,503,796
ISRAEL - 0.0%
Information Technology - 0.0%
Semiconductors & Semiconductor Equipment - 0.0%
Xsight Labs Ltd warrants 7/24/2032 (b)(c)(d)	405,691	563,910
JAPAN - 0.0%
Information Technology - 0.0%
Semiconductors & Semiconductor Equipment - 0.0%
Renesas Electronics Corp	1	19
NETHERLANDS - 6.7%
Information Technology - 6.7%
Semiconductors & Semiconductor Equipment - 6.7%
ASML Holding NV	272,750	396,689,782
NXP Semiconductors NV	6,292,307	1,428,416,612

TOTAL NETHERLANDS		1,825,106,394
TAIWAN - 0.9%
Health Care - 0.0%
Life Sciences Tools & Services - 0.0%
Eden Biologics Inc (b)(c)	1,402,904	0
Information Technology - 0.9%
Semiconductors & Semiconductor Equipment - 0.9%
Taiwan Semiconductor Manufacturing Co Ltd	3,799,488	235,909,615
TOTAL TAIWAN		235,909,615
UNITED KINGDOM - 0.2%
Consumer Discretionary - 0.0%
Specialty Retail - 0.0%
Cazoo Group Ltd (b)(d)	72	0
Financials - 0.2%
Financial Services - 0.2%
Revolut Group Holdings Ltd (b)(c)(d)	41,427	58,125,395
TOTAL UNITED KINGDOM		58,125,395
UNITED STATES - 86.0%
Communication Services - 1.1%
Entertainment - 1.1%
Netflix Inc (b)	3,079,560	296,376,854
Interactive Media & Services - 0.0%
Epic Games Inc (b)(c)(d)	17,917	9,145,016
TOTAL COMMUNICATION SERVICES		305,521,870
Consumer Discretionary - 1.6%
Broadline Retail - 1.5%
Amazon.com Inc (b)	1,821,700	382,557,000
Hotels, Restaurants & Leisure - 0.1%
Airbnb Inc Class A (b)	302,209	40,831,458
TOTAL CONSUMER DISCRETIONARY		423,388,458
Consumer Staples - 0.0%
Consumer Staples Distribution & Retail - 0.0%
Maplebear Inc (b)	29,110	1,091,916
Food Products - 0.0%
Local Bounti Corp (b)	118,993	180,869
TOTAL CONSUMER STAPLES		1,272,785
Industrials - 0.9%
Aerospace & Defense - 0.2%
Beta Technologies Inc (e)	463,215	8,708,442
Beta Technologies Inc Class A (b)	155,000	2,914,000
Relativity Space Inc (b)(c)	6,703	7,105
Space Exploration Technologies Corp (b)(c)(d)	110,484	58,179,770
		69,809,317
Electrical Equipment - 0.0%
ESS Tech Inc Class A (b)	52,485	83,451
Ground Transportation - 0.7%
CreateAI Holdings Inc Class A (f)	86,300	24,872
Uber Technologies Inc (b)	2,418,403	182,395,954
		182,420,826
TOTAL INDUSTRIALS		252,313,594
Information Technology - 82.4%
Communications Equipment - 3.9%
Cisco Systems Inc	13,255,673	1,053,295,777
Electronic Equipment, Instruments & Components - 0.9%
Amphenol Corp Class A	558,900	81,632,934
Coherent Corp (b)	353,200	91,454,076
Jabil Inc	246,465	65,310,760
		238,397,770
IT Services - 4.7%
CoreWeave Inc Class A (b)(f)	1,743,040	138,676,262
MongoDB Inc Class A (b)	900,986	295,946,871
Okta Inc Class A (b)	4,193,647	304,039,408
Snowflake Inc (b)(f)	3,294,413	554,812,094
		1,293,474,635
Semiconductors & Semiconductor Equipment - 41.9%
Astera Labs Inc (b)	2,235,730	265,671,796
GlobalFoundries Inc (b)	15,468,587	735,531,312
Marvell Technology Inc	15,737,581	1,285,602,992
Micron Technology Inc	2,800,349	1,154,779,917
Monolithic Power Systems Inc	60,900	69,592,866
NVIDIA Corp	37,938,980	6,722,407,867
ON Semiconductor Corp (b)	18,340,605	1,219,283,420
		11,452,870,170
Software - 14.2%
Algolia Inc (b)(c)(d)	153,503	2,101,456
Autodesk Inc (b)	197,600	48,583,912
Canva Inc Class A (b)(c)(d)	11,200	15,084,048
Celestial AI Inc (c)(d)	967,012	29,010
Celestial AI Inc (c)(d)	967,012	10
Celestial AI Inc rights (b)(c)(d)	967,012	2,639,943
Celestial AI Inc rights (b)(c)(d)	967,012	2,030,725
Celestial AI Inc rights (b)(c)(d)	967,012	589,877
Crowdstrike Holdings Inc Class A (b)	962,617	358,074,272
Datadog Inc Class A (b)	4,387,471	491,221,253
Figma Inc Class A	63,900	1,878,021
HubSpot Inc (b)	743,079	196,551,826
Manhattan Associates Inc (b)	2,880,214	390,067,382
Microsoft Corp	4,618,786	1,813,982,014
Netskope Inc Class A (b)(f)	77,200	833,760
Nutanix Inc Class A (b)	72,472	2,774,228
Rubrik Inc Class A (b)(f)	1,254,487	65,183,145
Servicenow Inc (b)	3,784,545	408,768,705
Stripe LLC Class B (b)(c)(d)	38,600	2,431,800
Urgent.ly Inc (b)	3,014	5,847
Zscaler Inc (b)	552,800	81,256,072
		3,884,087,306
Technology Hardware, Storage & Peripherals - 16.8%
Apple Inc	13,048,466	3,447,143,748
Sandisk Corp/DE (b)	529,692	336,545,109
Western Digital Corp	2,870,676	802,928,077
		4,586,616,934
TOTAL INFORMATION TECHNOLOGY		22,508,742,592
TOTAL UNITED STATES		23,491,239,299
TOTAL COMMON STOCKS (Cost $13,002,040,051)		26,129,782,621

Convertible Corporate Bonds - 0.0%
	Principal Amount (a)	Value ($)
UNITED STATES - 0.0%
Financials - 0.0%
Financial Services - 0.0%
Tenstorrent Holdings Inc 15% 12/31/2026 (c)(d)	3,096,200	3,094,962
Information Technology - 0.0%
Electronic Equipment, Instruments & Components - 0.0%
Enevate Corp 10% 5/12/2199 (c)(d)	147,191	35,458
TOTAL UNITED STATES		3,130,420
TOTAL CONVERTIBLE CORPORATE BONDS (Cost $3,243,391)		3,130,420

Convertible Preferred Stocks - 3.3%
	Shares	Value ($)
CHINA - 0.1%
Communication Services - 0.1%
Interactive Media & Services - 0.1%
Bytedance Ltd Series E1 (b)(c)(d)	96,743	23,745,569
ESTONIA - 0.0%
Information Technology - 0.0%
Software - 0.0%
Bolt Technology OU Series E (b)(c)(d)	40,842	8,062,616
ISRAEL - 0.0%
Information Technology - 0.0%
Semiconductors & Semiconductor Equipment - 0.0%
Xsight Labs Ltd Series D (b)(c)(d)	382,800	574,200
Xsight Labs Ltd Series F (c)(d)	1,352,302	5,679,668

TOTAL ISRAEL		6,253,868
UNITED STATES - 3.2%
Consumer Discretionary - 0.0%
Hotels, Restaurants & Leisure - 0.0%
Discord Inc Series I (b)(c)(d)	18,000	441,864
Consumer Staples - 0.0%
Consumer Staples Distribution & Retail - 0.0%
GoBrands Inc Series G (b)(c)(d)	14,100	560,334
Financials - 0.1%
Financial Services - 0.1%
Akeana Series C (b)(c)(d)	123,700	1,531,406
Tenstorrent Holdings Inc Series C1 (b)(c)(d)	12,823	779,895
Tenstorrent Holdings Inc Series D1 (b)(c)(d)	169,983	11,019,998
Tenstorrent Holdings Inc Series D2 (b)(c)(d)	4,547	283,460
TOTAL FINANCIALS		13,614,759
Industrials - 0.0%
Aerospace & Defense - 0.0%
ABL Space Systems Co Series A10 (b)(c)(d)	505,168	131,344
ABL Space Systems Co Series A8 (b)(c)(d)	111,201	28,912
ABL Space Systems Co Series A9 (b)(c)(d)	83,871	21,806
TOTAL INDUSTRIALS		182,062
Information Technology - 3.1%
Communications Equipment - 0.1%
Astranis Space Technologies Corp Series C (b)(c)(d)	605,440	13,695,053
Electronic Equipment, Instruments & Components - 0.6%
Cerebras Systems Inc Series G (c)(d)	485,600	43,228,112
Cerebras Systems Inc Series H (c)(d)	283,500	25,237,170
Enevate Corp Series E (b)(c)(d)	9,477,386	568,643
Frore Systems Inc Series D (c)(d)	833,498	27,947,188
Vast Data Ltd Series A (b)(c)(d)	104,926	6,213,718
Vast Data Ltd Series A1 (b)(c)(d)	258,256	15,293,920
Vast Data Ltd Series A2 (b)(c)(d)	297,078	17,592,959
Vast Data Ltd Series B (b)(c)(d)	236,389	13,998,957
Vast Data Ltd Series C (b)(c)(d)	6,891	408,085
Vast Data Ltd Series E (b)(c)(d)	225,885	13,376,910
		163,865,662
IT Services - 0.0%
Gupshup Inc (b)(c)(d)	257,284	1,263,264
Semiconductors & Semiconductor Equipment - 0.0%
Retym Inc Series C (b)(c)(d)	463,916	4,843,283
Retym Inc Series D (b)(c)(d)	115,087	1,267,108
SiMa Technologies Inc Series B (b)(c)(d)	231,000	1,510,740
SiMa Technologies Inc Series B1 (b)(c)(d)	100,683	764,184
		8,385,315
Software - 2.3%
Algolia Inc Series D (b)(c)(d)	109,867	1,504,079
Anthropic PBC Series B (b)(c)(d)	658,500	170,643,690
Anthropic PBC Series D (b)(c)(d)	673,183	184,263,651
Anthropic PBC Series F (c)(d)	127,300	32,988,522
Databricks Inc Series G (b)(c)(d)	82,812	14,881,316
Databricks Inc Series H (b)(c)(d)	273,804	49,202,579
Databricks Inc Series I (b)(c)(d)	4,234	760,850
Databricks Inc Series J (b)(c)(d)	130,729	23,492,001
Databricks Inc Series K (c)(d)	1,700	305,490
OpenAI Group Pbc Series A-2 (c)(d)	68,088	47,246,263
OpenAI Group Pbc Series A-3 (c)(d)	11,425	7,927,808
Physical Intelligence Inc Series B (c)(d)	65,800	17,864,042
Runway AI Inc Series D (b)(c)(d)	1,846,660	27,016,636
Runway AI Inc Series E (c)(d)	116,232	1,700,474
Skyryse Inc Series B (b)(c)(d)	121,800	3,186,288
Stripe LLC Series H (b)(c)(d)	17,100	1,077,300
Stripe LLC Series I (b)(c)(d)	487,275	30,698,325
		614,759,314
Technology Hardware, Storage & Peripherals - 0.1%
Lightmatter Inc Series C1 (b)(c)(d)	274,211	14,952,726
Lightmatter Inc Series C2 (b)(c)(d)	43,071	2,413,268
Lightmatter Inc Series D (b)(c)(d)	187,200	13,425,984
		30,791,978
TOTAL INFORMATION TECHNOLOGY		832,760,586
Materials - 0.0%
Metals & Mining - 0.0%
Diamond Foundry Inc Series C (b)(c)(d)	151,757	4,709,020
TOTAL UNITED STATES		852,268,625
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $376,843,223)		890,330,678

Non-Convertible Preferred Stocks - 0.0%
	Shares	Value ($)
UNITED STATES - 0.0%
Industrials - 0.0%
Professional Services - 0.0%
Checkr Inc Series E (b)(c) (Cost $12,798,000)	711,000	4,194,900

Preferred Securities - 0.0%
	Principal Amount (a)	Value ($)
UNITED STATES - 0.0%
Information Technology - 0.0%
Electronic Equipment, Instruments & Components - 0.0%
Enevate Corp 6% (c)(d)(g)	555,053	44,274
Semiconductors & Semiconductor Equipment - 0.0%
SiMa Technologies Inc 10% 12/31/2027 (c)(d)	353,874	412,354
TOTAL UNITED STATES		456,628
TOTAL PREFERRED SECURITIES (Cost $914,459)		456,628

Money Market Funds - 1.1%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (h)	3.70	191,730,158	191,768,505
Fidelity Securities Lending Cash Central Fund (h)(i)	3.69	117,112,460	117,124,171
TOTAL MONEY MARKET FUNDS (Cost $308,892,675)			308,892,676

TOTAL INVESTMENT IN SECURITIES - 100.1% (Cost $13,704,731,799)	27,336,787,923
NET OTHER ASSETS (LIABILITIES) - (0.1)%	(23,584,121)
NET ASSETS - 100.0%	27,313,203,802

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Non-income producing.
(c)	Level 3 security.
(d)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $1,044,838,686 or 3.8% of net assets.

(e)
Security is subject to lock-up or market standoff agreement. Fair value is based on the unadjusted market price of the equivalent equity security. At the end of the period, the total value of unadjusted equity securities subject to contractual sale restrictions is $20,455,186 with varying restriction expiration dates. Under normal market conditions, there are no circumstances that could cause the restrictions to lapse.

(f)	Security or a portion of the security is on loan at period end.
(g)	Security is perpetual in nature with no stated maturity date.
(h)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(i)	Investment made with cash collateral received from securities on loan.
Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
ABL Space Systems Co Series A10	12/14/2023	863,180

ABL Space Systems Co Series A8	3/24/2021	4,413,489

ABL Space Systems Co Series A9	10/22/2021	5,098,960

Akeana Series C	1/23/2024	1,578,511

Algolia Inc	10/27/2021	4,489,203

Algolia Inc Series D	7/23/2021	3,213,066

Anthropic PBC Series B	3/22/2024	20,548,283

Anthropic PBC Series D	5/31/2024	20,198,519

Anthropic PBC Series F	8/18/2025	17,945,175

Astranis Space Technologies Corp Series C	3/19/2021	13,271,808

Bolt Technology OU Series E	1/3/2022	10,610,609

Bytedance Ltd Series E1	11/18/2020	10,600,535

Canva Inc Class A	8/19/2025 - 11/12/2025	18,436,768

Cazoo Group Ltd	3/28/2021	1,164,734

Celestial AI Inc	2/25/2025	0

Celestial AI Inc	2/25/2025	24,860

Celestial AI Inc rights	2/25/2025	1,546,327

Celestial AI Inc rights	2/25/2025	2,012,445

Celestial AI Inc rights	2/25/2025	451,320

Cerebras Systems Inc Series G	9/19/2025	17,594,453

Cerebras Systems Inc Series H	1/30/2026	25,235,923

Databricks Inc Series G	2/1/2021	4,896,064

Databricks Inc Series H	8/31/2021	20,120,250

Databricks Inc Series I	9/14/2023	311,199

Databricks Inc Series J	12/17/2024	12,092,433

Databricks Inc Series K	9/8/2025	254,999

Diamond Foundry Inc Series C	3/15/2021	3,642,168

Discord Inc Series I	9/15/2021	991,124

Enevate Corp 10% 5/12/2199	11/12/2024	147,191

Enevate Corp 6%	11/2/2023 - 10/31/2025	555,053

Enevate Corp Series E	1/29/2021	10,507,435

Epic Games Inc	3/29/2021	15,856,545

Frore Systems Inc Series D	2/26/2026	27,944,938

GoBrands Inc Series G	3/2/2021	3,521,014

Gupshup Inc	6/8/2021	5,882,850

Lightmatter Inc Series C1	5/19/2023	4,512,636

Lightmatter Inc Series C2	12/18/2023	1,119,923

Lightmatter Inc Series D	10/11/2024	15,019,150

OpenAI Group Pbc Series A-2	9/30/2024	12,791,000

OpenAI Group Pbc Series A-3	8/4/2025	3,506,200

Physical Intelligence Inc Series B	10/24/2025	17,868,602

Retym Inc Series C	5/17/2023 - 6/20/2023	3,610,102

Retym Inc Series D	1/29/2025	1,218,426

Revolut Group Holdings Ltd	12/27/2024 - 1/28/2026	43,325,710

Runway AI Inc Series D	9/6/2024	20,021,076

Runway AI Inc Series E	11/4/2025	1,700,265

SiMa Technologies Inc 10% 12/31/2027	4/8/2024 - 1/5/2026	353,874

SiMa Technologies Inc Series B	5/10/2021	1,184,429

SiMa Technologies Inc Series B1	4/25/2022 - 10/17/2022	713,933

Skyryse Inc Series B	10/21/2021	3,006,019

Space Exploration Technologies Corp	11/22/2024	16,692,150

Stripe LLC Class B	5/18/2021	1,548,955

Stripe LLC Series H	3/15/2021	686,138

Stripe LLC Series I	3/20/2023 - 5/12/2023	9,810,863

Tenstorrent Holdings Inc 15% 12/31/2026	2/25/2026	3,096,200

Tenstorrent Holdings Inc Series C1	4/23/2021	762,398

Tenstorrent Holdings Inc Series D1	7/16/2024 - 1/15/2025	13,399,157

Tenstorrent Holdings Inc Series D2	7/17/2024	345,481

Vast Data Ltd Series A	11/28/2023	1,154,186

Vast Data Ltd Series A1	11/28/2023	2,840,816

Vast Data Ltd Series A2	11/28/2023	3,267,858

Vast Data Ltd Series B	11/28/2023	2,600,279

Vast Data Ltd Series C	11/28/2023	75,801

Vast Data Ltd Series E	11/28/2023	4,969,470

Xsight Labs Ltd Series D	2/16/2021	3,060,869

Xsight Labs Ltd Series F	1/11/2024 - 12/30/2024	6,261,161

Xsight Labs Ltd warrants 7/24/2032	1/11/2024 - 12/30/2024	0

Additional information on each lock-up restriction is as follows:
Security	Restriction Expiration Date
Beta Technologies Inc	5/4/2026

Meesho	6/9/2026

Pine Labs Ltd	5/13/2026

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	98,707,316	6,042,037,611	6,124,840,363	11,979,613	(8,271)	1	191,768,505	191,730,158	0.3%
Fidelity Securities Lending Cash Central Fund	63,231,501	907,889,356	854,001,925	441,453	5,239	-	117,124,171	117,112,460	0.3%
Total	161,938,817	6,949,926,967	6,978,842,288	12,421,066	(3,032)	1	308,892,676

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Purchases and sales proceeds exclude the value of securities received and delivered through reorganization transactions, if applicable.
Investment Valuation

The following is a summary of the inputs used, as of February 28, 2026, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Common Stocks
Communication Services	305,521,870	296,376,854	-	9,145,016
Consumer Discretionary	428,747,994	428,747,994	-	-
Consumer Staples	1,272,785	1,272,785	-	-
Financials	65,959,682	7,834,287	-	58,125,395
Health Care	14	-	-	14
Industrials	255,070,646	196,883,771	-	58,186,875
Information Technology	25,073,209,630	24,415,139,435	632,599,416	25,470,779

Convertible Corporate Bonds
Financials	3,094,962	-	-	3,094,962
Information Technology	35,458	-	-	35,458

Convertible Preferred Stocks
Communication Services	23,745,569	-	-	23,745,569
Consumer Discretionary	441,864	-	-	441,864
Consumer Staples	560,334	-	-	560,334
Financials	13,614,759	-	-	13,614,759
Industrials	182,062	-	-	182,062
Information Technology	847,077,070	-	-	847,077,070
Materials	4,709,020	-	-	4,709,020

Non-Convertible Preferred Stocks
Industrials	4,194,900	-	-	4,194,900

Preferred Securities
Information Technology	456,628	-	-	456,628

Money Market Funds	308,892,676	308,892,676	-	-
Total Investments in Securities:	27,336,787,923	25,655,147,802	632,599,416	1,049,040,705
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value. Beginning balances have been updated to conform to current period presentation, as applicable.
	Beginning Balance ($)	Net Realized Gain (Loss) on Investment Securities ($)	Net Unrealized Gain (Loss) on Investment Securities ($)	Cost of Purchases ($)	Proceeds of Sales ($)	Amortization/ Accretion ($)	Transfers into Level 3 ($)	Transfers out of Level 3 ($)	Ending Balance ($)	The change in unrealized gain (loss) for the period attributable to Level 3 securities held at February 28, 2026 ($)
Common Stocks	100,932,460	237,008	38,634,563	65,487,969	(693,347)	-	-	(53,670,574)	150,928,079	38,936,760
Convertible Preferred Stocks	257,787,024	7,203,986	463,325,593	193,848,727	(27,941,176)	-	-	(3,893,476)	890,330,678	465,543,974
Non-Convertible Preferred Stocks	5,389,380	-	(1,194,480)	-	-	-	-	-	4,194,900	(1,194,480)
Convertible Corporate Bonds	-	-	(112,971)	3,243,391	-	-	-	-	3,130,420	(112,971)
Preferred Securities	-	-	(457,831)	914,459	-	-	-	-	456,628	(457,831)

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Cost of purchases and proceeds of sales may include securities received and/or delivered through in-kind transactions, corporate actions or exchanges. Transfers into Level 3 were attributable to a lack of observable market data resulting from decreases in market activity, decreases in liquidity, security restructurings or corporate actions. Transfers out of Level 3 were attributable to observable market data becoming available for those securities. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. Realized and unrealized gains (losses) disclosed in the reconciliation are included in net gain (loss) on the Fund's Statement of Operations.

Technology Portfolio
Financial Statements
Statement of Assets and Liabilities
As of February 28, 2026
Assets
Investment in securities, at value (including securities loaned of $98,654,892) - See accompanying schedule:
Unaffiliated issuers (cost $13,395,839,124)	$27,027,895,247
Fidelity Central Funds (cost $308,892,675)	308,892,676

Total Investment in Securities (cost $13,704,731,799)		$27,336,787,923
Foreign currency held at value (cost $106,493)		108,381
Receivable for investments sold		117,139,185
Receivable for fund shares sold		19,690,487
Dividends receivable		4,888,929
Interest receivable		30,164
Distributions receivable from Fidelity Central Funds		657,486
Prepaid expenses		9,510
Other receivables		888,865
Total assets		27,480,200,930
Liabilities
Payable for fund shares redeemed	$32,594,087
Distributions payable	139,589
Accrued management fee	13,940,958
Distribution and service plan fees payable	1,385,705
Other payables and accrued expenses	1,833,049
Collateral on securities loaned	117,103,740
Total liabilities		166,997,128
Net Assets		$27,313,203,802
Net Assets consist of:
Paid in capital		$12,952,342,350
Total accumulated earnings (loss)		14,360,861,452
Net Assets		$27,313,203,802

Net Asset Value and Maximum Offering Price
Class A :
Net Asset Value and redemption price per share ($3,177,839,488 ÷ 77,808,991 shares)(a)		$40.84
Maximum offering price per share (100/94.25 of $40.84)		$43.33
Class M :
Net Asset Value and redemption price per share ($923,653,746 ÷ 22,637,294 shares)(a)		$40.80
Maximum offering price per share (100/96.50 of $40.80)		$42.28
Class C :
Net Asset Value and offering price per share ($364,783,691 ÷ 8,955,389 shares)(a)		$40.73
Technology Portfolio :
Net Asset Value, offering price and redemption price per share ($18,942,081,485 ÷ 463,376,715 shares)		$40.88
Class I :
Net Asset Value, offering price and redemption price per share ($2,645,474,139 ÷ 64,727,252 shares)		$40.87
Class Z :
Net Asset Value, offering price and redemption price per share ($1,259,371,253 ÷ 30,803,193 shares)		$40.88
(a)Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
Statement of Operations
Year ended February 28, 2026
Investment Income
Dividends		$77,402,505
Interest		11,993
Income from Fidelity Central Funds (including $441,453 from security lending)		12,421,066
Security lending		534
Total income		89,836,098
Expenses
Management fee	$122,315,714
Distribution and service plan fees	4,868,696
Custodian fees and expenses	195,763
Independent trustees' fees and expenses	73,881
Registration fees	618,098
Audit fees	61,175
Legal	23,340
Interest	85,331
Miscellaneous	61,804
Total expenses before reductions	128,303,802
Expense reductions	(94,025)
Total expenses after reductions		128,209,777
Net Investment income (loss)		(38,373,679)
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers (net of foreign taxes of $362)	2,253,345,582
Fidelity Central Funds	(3,032)
Foreign currency transactions	(3,785,116)
Total net realized gain (loss)		2,249,557,434
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers (net of increase in deferred foreign taxes of $20,622)	1,796,303,834
Affiliated issuers	1
Assets and liabilities in foreign currencies	(76,349)
Total change in net unrealized appreciation (depreciation)		1,796,227,486
Net gain (loss)		4,045,784,920
Net increase (decrease) in net assets resulting from operations		$4,007,411,241
Statement of Changes in Net Assets

	Year ended February 28, 2026	Year ended February 28, 2025
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$(38,373,679)	$(19,402,721)
Net realized gain (loss)	2,249,557,434	1,283,675,021
Change in net unrealized appreciation (depreciation)	1,796,227,486	986,121,503
Net increase (decrease) in net assets resulting from operations	4,007,411,241	2,250,393,803
Distributions to shareholders	(1,684,728,560)	(770,558,118)

Share transactions - net increase (decrease)	8,926,954,644	273,717,137

Total increase (decrease) in net assets	11,249,637,325	1,753,552,822

Net Assets
Beginning of period	16,063,566,477	14,310,013,655
End of period	$27,313,203,802	$16,063,566,477

Financial Highlights
Fidelity Advisor® Technology Fund Class A

Years ended February 28,	2026 A
Selected Per-Share Data
Net asset value, beginning of period	$44.91
Income from Investment Operations
Net investment income (loss) B,C	(.07)
Net realized and unrealized gain (loss)	(1.06) D
Total from investment operations	(1.13)
Distributions from net realized gain	(2.94)
Total distributions	(2.94)
Net asset value, end of period	$40.84
Total Return E,F,G	(2.80) %
Ratios to Average Net Assets C,H,I
Expenses before reductions	.89% J
Expenses net of fee waivers, if any	.89 % J
Expenses net of all reductions, if any	.89% J
Net investment income (loss)	(.50)% J
Supplemental Data
Net assets, end of period (000 omitted)	$3,177,839
Portfolio turnover rate K	52 % L

AFor the period November 6, 2025 (commencement of sale of shares) through February 28, 2026.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DThe amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.
ETotal returns for periods of less than one year are not annualized.
FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
GTotal returns do not include the effect of the sales charges.
HFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
IExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
JAnnualized.
KAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
LThe portfolio turnover rate does not include the assets acquired in the reorganization.
Fidelity Advisor® Technology Fund Class M

Years ended February 28,	2026 A
Selected Per-Share Data
Net asset value, beginning of period	$44.91
Income from Investment Operations
Net investment income (loss) B,C	(.10)
Net realized and unrealized gain (loss)	(1.07) D
Total from investment operations	(1.17)
Distributions from net realized gain	(2.94)
Total distributions	(2.94)
Net asset value, end of period	$40.80
Total Return E,F,G	(2.89) %
Ratios to Average Net Assets C,H,I
Expenses before reductions	1.14% J
Expenses net of fee waivers, if any	1.14 % J
Expenses net of all reductions, if any	1.14% J
Net investment income (loss)	(.74)% J
Supplemental Data
Net assets, end of period (000 omitted)	$923,654
Portfolio turnover rate K	52 % L

AFor the period November 6, 2025 (commencement of sale of shares) through February 28, 2026.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DThe amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.
ETotal returns for periods of less than one year are not annualized.
FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
GTotal returns do not include the effect of the sales charges.
HFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
IExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
JAnnualized.
KAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
LThe portfolio turnover rate does not include the assets acquired in the reorganization.
Fidelity Advisor® Technology Fund Class C

Years ended February 28,	2026 A
Selected Per-Share Data
Net asset value, beginning of period	$44.91
Income from Investment Operations
Net investment income (loss) B,C	(.16)
Net realized and unrealized gain (loss)	(1.08) D
Total from investment operations	(1.24)
Distributions from net realized gain	(2.94)
Total distributions	(2.94)
Net asset value, end of period	$40.73
Total Return E,F,G	(3.06) %
Ratios to Average Net Assets C,H,I
Expenses before reductions	1.63% J
Expenses net of fee waivers, if any	1.63 % J
Expenses net of all reductions, if any	1.63% J
Net investment income (loss)	(1.24)% J
Supplemental Data
Net assets, end of period (000 omitted)	$364,784
Portfolio turnover rate K	52 % L

AFor the period November 6, 2025 (commencement of sale of shares) through February 28, 2026.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DThe amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.
ETotal returns for periods of less than one year are not annualized.
FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
GTotal returns do not include the effect of the contingent deferred sales charge.
HFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
IExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
JAnnualized.
KAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
LThe portfolio turnover rate does not include the assets acquired in the reorganization.
Technology Portfolio

Years ended February 28,	2026	2025	2024 A	2023	2022
Selected Per-Share Data
Net asset value, beginning of period	$35.18	$31.74	$20.46	$24.92	$27.53
Income from Investment Operations
Net investment income (loss) B,C	(.06)	(.04)	- D	.01	(.06)
Net realized and unrealized gain (loss)	9.52	5.22	11.28	(3.76)	.83
Total from investment operations	9.46	5.18	11.28	(3.75)	.77
Distributions from net investment income	-	-	- D	-	-
Distributions from net realized gain	(3.76)	(1.74)	-	(.71)	(3.38)
Total distributions	(3.76)	(1.74)	- D	(.71)	(3.38)
Net asset value, end of period	$40.88	$35.18	$31.74	$20.46	$24.92
Total Return E	27.64%	15.91%	55.15%	(15.43)%	1.91%
Ratios to Average Net Assets B,F,G
Expenses before reductions	.61%	.62%	.68%	.70%	.67%
Expenses net of fee waivers, if any	.60%	.62%	.68%	.69%	.67%
Expenses net of all reductions, if any	.60%	.62%	.68%	.69%	.67%
Net investment income (loss)	(.16)%	(.12)%	(.01)%	.02%	(.23)%
Supplemental Data
Net assets, end of period (000 omitted)	$18,942,081	$16,063,566	$14,310,014	$8,636,146	$11,053,788
Portfolio turnover rate H	52 % I	44%	29%	24%	87%

AFor the year ended February 29.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CCalculated based on average shares outstanding during the period.
DAmount represents less than $.005 per share.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
IThe portfolio turnover rate does not include the assets acquired in the reorganization.
Fidelity Advisor® Technology Fund Class I

Years ended February 28,	2026 A
Selected Per-Share Data
Net asset value, beginning of period	$44.91
Income from Investment Operations
Net investment income (loss) B,C	(.03)
Net realized and unrealized gain (loss)	(1.07) D
Total from investment operations	(1.10)
Distributions from net realized gain	(2.94)
Total distributions	(2.94)
Net asset value, end of period	$40.87
Total Return E,F	(2.73) %
Ratios to Average Net Assets C,G,H
Expenses before reductions	.64% I
Expenses net of fee waivers, if any	.64 % I
Expenses net of all reductions, if any	.64% I
Net investment income (loss)	(.25)% I
Supplemental Data
Net assets, end of period (000 omitted)	$2,645,474
Portfolio turnover rate J	52 % K

AFor the period November 6, 2025 (commencement of sale of shares) through February 28, 2026.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DThe amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.
ETotal returns for periods of less than one year are not annualized.
FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAnnualized.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
KThe portfolio turnover rate does not include the assets acquired in the reorganization.
Fidelity Advisor® Technology Fund Class Z

Years ended February 28,	2026 A
Selected Per-Share Data
Net asset value, beginning of period	$44.91
Income from Investment Operations
Net investment income (loss) B,C	(.02)
Net realized and unrealized gain (loss)	(1.07) D
Total from investment operations	(1.09)
Distributions from net realized gain	(2.94)
Total distributions	(2.94)
Net asset value, end of period	$40.88
Total Return E,F	(2.70) %
Ratios to Average Net Assets C,G,H
Expenses before reductions	.53% I
Expenses net of fee waivers, if any	.53 % I
Expenses net of all reductions, if any	.53% I
Net investment income (loss)	(.13)% I
Supplemental Data
Net assets, end of period (000 omitted)	$1,259,371
Portfolio turnover rate J	52 % K

AFor the period November 6, 2025 (commencement of sale of shares) through February 28, 2026.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DThe amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.
ETotal returns for periods of less than one year are not annualized.
FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAnnualized.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
KThe portfolio turnover rate does not include the assets acquired in the reorganization.
Notes to Financial Statements

For the period ended February 28, 2026

1. Organization.
Enterprise Technology Services Portfolio, Semiconductors Portfolio, Software and IT Services Portfolio, Tech Hardware Portfolio and Technology Portfolio (the Funds) are non-diversified funds of Fidelity Select Portfolios (the Trust). The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Each Fund is authorized to issue an unlimited number of shares. Each Fund offers a single class of shares, with the exception of Technology Portfolio. Technology Portfolio offers Class A, Class M, Class C, Technology Portfolio, Class I and Class Z shares. Technology Portfolio commenced sale of Class A, Class M, Class C, Class I and Class Z shares on November 6, 2025. Class A, Class M, Class C, Class I and Class Z are Fidelity Advisor classes. Each class of Technology Portfolio has equal rights as to assets and voting privileges, and each class has exclusive voting rights with respect to matters that affect that class. Class C shares will automatically convert to Class A shares after a holding period of eight years from the initial date of purchase, with certain exceptions. The Funds invest primarily in securities of companies whose principal business activities fall within specific industries. Share transactions on the Statement of Changes in Net Assets and Share Transactions note may contain exchanges between affiliated funds. Certain Funds' investments in emerging markets can be subject to social, economic, regulatory, and political uncertainties and can be extremely volatile.

2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.

3. Significant Accounting Policies.
Each Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Each Fund operates as a single operating segment. Each Fund's income, expenses, assets, and performance are regularly monitored and assessed as a whole by the investment adviser and other individuals responsible for oversight functions of the Trust, using the information presented in the financial statements and financial highlights. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. Each Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of each Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated each Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, each Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages each Fund's fair valuation practices and maintains the fair valuation policies and procedures. Each Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

Each Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value each Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy. Securities, including private placements or other restricted securities, for which observable inputs are not available are valued using alternate valuation approaches, including the market approach, the income approach and cost approach, and are categorized as Level 3 in the hierarchy. The market approach considers factors including the price of recent investments in the same or a similar security or financial metrics of comparable securities. The income approach considers factors including expected future cash flows, security specific risks and corresponding discount rates. The cost approach considers factors including the value of the security's underlying assets and liabilities.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Corporate bonds and preferred securities are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

The following provides information on Level 3 securities held by the Fund that were valued at period end based on unobservable inputs. These amounts exclude valuations provided by a broker.

Asset Type	Fair Value	Valuation Technique(s)	Unobservable Input	Amount or Range/Weighted Average	Impact to Valuation from an Increase in InputA
Common Stocks	$150,928,079	Market comparable	Enterprise value/Revenue multiple (EV/R)	0.9 - 8.5 / 6.7	Increase
			Enterprise value/EBITDA multiple (EV/EBITDA)	89.5	Increase
			Enterprise value/Net income (EV/NI)	27.9	Increase
		Market approach	Transaction price	$4.63	Increase
		Recovery value	Recovery value	$0.00	Increase
		Black scholes	Discount rate	3.5% - 3.8% / 3.5%	Increase
			Volatility	70.0% - 80.0% / 70.0%	Increase
			Term	3.0 - 5.0 / 3.0	Increase
		Discounted cash flow	Discount rate	4.5% - 20.0% / 19.9%	Decrease
			Term	0.4	Increase
Convertible Corporate Bonds	$3,130,420	Market comparable	Enterprise value/Revenue multiple (EV/R)	11.0	Increase
			Probability rate	0.0% - 50.0% / 20.0%	Increase
		Market approach	Transaction price	$100.00	Increase
			Discount rate	21.7%	Decrease
			Probability rate	0.0% - 80.0% / 33.3%	Increase
		Black scholes	Discount rate	3.6% - 4.2% / 3.6%	Increase
			Volatility	80.0% - 100.0% / 80.2%	Increase
			Term	0.3 - 0.6 / 0.6	Increase
Convertible Preferred Stocks	$890,330,678	Market comparable	Enterprise value/Revenue multiple (EV/R)	0.7 - 56.6 / 19.8	Increase
			Discount rate	5.0%	Decrease
		Market approach	Transaction price	$1.10 - $271.56 / $181.62	Increase
			Discount rate	95.0%	Decrease
			Premium rate	50.0%	Increase
		Black scholes	Discount rate	3.5% - 3.7% / 3.5%	Increase
			Volatility	50.0% - 100.0% / 66.4%	Increase
			Term	2.0 - 5.0 / 3.3	Increase
Preferred Securities	$456,628	Market approach	Transaction price	$100.00	Increase
			Discount rate	35.4% - 37.9% / 37.6%	Decrease
			Probability rate	0.0% - 80.0% / 35.3%	Increase
		Black scholes	Discount rate	3.5% - 4.2% / 3.6%	Increase
			Volatility	55.0% - 100.0% / 59.4%	Increase
			Term	0.3 - 0.8 / 0.8	Increase
Non-Convertible Preferred Stocks	$4,194,900	Market comparable	Enterprise value/Revenue multiple (EV/R)	3.3	Increase

A Represents the directional change in the fair value of the Level 3 investments that could have resulted from an increase in the corresponding input as of period end. A decrease to the unobservable input would have had the opposite effect. Significant changes in these inputs may have resulted in a significantly higher or lower fair value measurement at period end.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of February 28, 2026, as well as a roll forward of Level 3 investments, is included at the end of each Fund's Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Funds' investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and for certain Funds include proceeds received from litigation. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Funds are informed of the ex-dividend date. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Funds represent a return of capital or capital gain. The Funds determine the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. Any withholding tax reclaims income is included in the Statement of Operations in dividends, as applicable. Any receivables for withholding tax reclaims are included in the Statement of Assets and Liabilities in dividends receivable, as applicable. Software and IT Services Portfolio and Tech Hardware Portfolio have filed tax reclaims for previously withheld taxes on dividends earned in certain European Union (EU) countries. These additional filings are subject to various administrative proceedings by the local jurisdictions' tax authorities within the EU, as well as a number of related judicial proceedings. Income recognized for EU reclaims is included with other reclaims in the Statement of Operations in dividends. These reclaims are recorded when the amount is known and there are no significant uncertainties on collectability.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

For Technology Portfolio, investment income, realized and unrealized capital gains and losses, common expenses, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes.

Income Tax Information and Distributions to Shareholders. Each year, each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of February 28, 2026, each Fund did not have any unrecognized tax benefits in the financial statements; nor is each Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. Each Fund files a U.S. federal tax return, in addition to state and local tax returns as required. Each Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on each Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences resulted in distribution reclassifications. In addition, certain Funds claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, certain foreign taxes, passive foreign investment companies (PFIC), redemptions in-kind, deferred Trustee compensation, net operating losses and losses deferred due to wash sales and excise tax regulations.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows for each Fund:

	Tax cost ($)	Gross unrealized appreciation ($)	Gross unrealized depreciation ($)	Net unrealized appreciation (depreciation)($)
Enterprise Technology Services Portfolio	649,341,602	430,826,052	(55,069,557)	375,756,495
Semiconductors Portfolio	16,099,962,672	15,841,942,881	(619,620,394)	15,222,322,487
Software and IT Services Portfolio	4,779,461,710	2,893,809,243	(943,726,375)	1,950,082,868
Tech Hardware Portfolio	1,003,967,942	867,952,347	(15,385,592)	852,566,755
Technology Portfolio	13,861,142,066	14,749,873,876	(1,274,228,019)	13,475,645,857

The tax-based components of distributable earnings as of period end were as follows for each Fund:

	Undistributed ordinary income ($)	Undistributed long-term capital gain ($)	Capital loss carryforward ($)	Net unrealized appreciation (depreciation) on securities and other investments ($)
Enterprise Technology Services Portfolio	764,406	93,865,039	-	375,743,720
Semiconductors Portfolio	512,947,184	2,525,366,620	-	15,222,322,487
Software and IT Services Portfolio	-	528,419,019	-	1,950,045,861
Tech Hardware Portfolio	8,843,037	126,185,213	-	852,424,206
Technology Portfolio	-	932,209,654	-	13,475,558,291

Certain of the Funds intend to elect to defer to the next fiscal year capital losses recognized during the period November 1, 2025 to February 28, 2026, and ordinary losses recognized during the period January 1, 2026 to February 28, 2026. Loss deferrals were as follows:
	Capital losses ($)	Ordinary losses ($)

Tech Hardware Portfolio	-	(458,416)
Technology Portfolio	(46,885,874)	-

The tax character of distributions paid was as follows:

February 28, 2026
	Ordinary Income ($)	Long-term Capital Gains ($)	Total ($)
Enterprise Technology Services Portfolio	10,527,062	264,070,041	274,597,103
Semiconductors Portfolio	149,230,061	1,953,005,571	2,102,235,632
Software and IT Services Portfolio	-	1,193,076,353	1,193,076,353
Tech Hardware Portfolio	20,363,346	86,377,687	106,741,033
Technology Portfolio	419,579,345	1,265,149,215	1,684,728,560

February 28, 2025
	Ordinary Income ($)	Long-term Capital Gains ($)	Total ($)
Enterprise Technology Services Portfolio	1,143,453	303,864,449	305,007,902
Semiconductors Portfolio	-	790,458,959	790,458,959
Software and IT Services Portfolio	60,040,597	1,024,591,366	1,084,631,963
Tech Hardware Portfolio	15,026,741	57,689,102	72,715,843
Technology Portfolio	173,453,209	597,104,909	770,558,118

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.

Commitments. A commitment is an agreement to acquire an investment at a future date (subject to conditions) in connection with a potential public or non-public offering. Commitments outstanding at period end are presented in the table below. Unrealized appreciation (depreciation) on any commitments outstanding at period end is separately presented in the Statement of Assets and Liabilities as Unrealized appreciation (depreciation) on unfunded commitments, and any change in unrealized appreciation (depreciation) on unfunded commitments during the period is separately presented in the Statement of Operations, as applicable based on contractual conditions of each commitment.

	Investment to be Acquired	Commitment Amount ($)	Unrealized Appreciation (Depreciation)($)
Tech Hardware Portfolio	Vast Data Ltd.	1,438,094	-

4. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities, securities acquired in the reorganization and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Enterprise Technology Services Portfolio	837,345,992	1,280,135,895
Semiconductors Portfolio	20,569,184,371	20,873,592,425
Software and IT Services Portfolio	5,891,361,762	7,500,425,458
Tech Hardware Portfolio	846,152,367	667,230,490
Technology Portfolio	10,289,728,881	11,819,598,289

Unaffiliated Redemptions In-Kind. Unaffiliated shareholders that redeemed shares in-kind for investments, including accrued interest and cash, if any, are shown in the table below. The total net realized gain or loss on investments delivered through in-kind redemptions is included in the "Net realized gain (loss) on: Redemptions in-kind" line in the accompanying Statement of Operations. The amount of the in-kind redemptions is included in share transactions in the accompanying Statement of Changes in Net Assets. There was no gain or loss for federal income tax purposes.

	Shares	Net realized gain or loss on Affiliated Issuers ($)	Net realized gain or loss on Unaffiliated Issuers ($)	Total net realized gain or loss on Investments ($)	Total Proceeds ($)
Software and IT Services Portfolio	18,307,567	-	374,208,705	374,208,705	402,400,325

5. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Funds with investment management related services for which each Fund pays a monthly management fee.

Any reference to "class" in this note shall mean each "Fund" for any Fund that currently offers only one class of shares. Each Fund's management contract incorporates a management fee rate that may vary by class. The investment adviser or an affiliate pays certain expenses of managing and operating each Fund out of each class's management fee. Each class of each Fund pays a management fee to the investment adviser. The management fee is calculated and paid to the investment adviser every month. When determining a class's management fee, a mandate rate is calculated based on the monthly average net assets of a group of funds advised by FMR within a designated asset class. A discount rate is subtracted from the mandate rate once each Fund's monthly average net assets reach a certain level. The mandate rate and discount rate may vary by class. The annual management fee rate for a class of shares of each Fund is the lesser of (1) the class's mandate rate reduced by the class's discount rate (if applicable) or (2) the amount set forth in the following table.

Maximum Management Fee Rate %
Enterprise Technology Services Portfolio	.69
Semiconductors Portfolio	.64
Software and IT Services Portfolio	.64
Tech Hardware Portfolio	.68
Technology Portfolio
Class A	.68
Class M	.67
Class C	.69
Technology Portfolio	.64
Class I	.67
Class Z	.55

One-twelfth of the management fee rate for a class is applied to the average net assets of the class for the month, giving a dollar amount which is the management fee for the class for that month. A different management fee rate may be applicable to each class of each Fund. The difference between classes is the result of separate arrangements for class-level services and/or waivers of certain expenses. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of each Fund's assets, which do not vary by class. For the reporting period, the total annualized management fee rates were as follows:

Total Management Fee Rate %
Enterprise Technology Services Portfolio	.64
Semiconductors Portfolio	.60
Software and IT Services Portfolio	.60
Tech Hardware Portfolio	.65
Technology Portfolio
Class A	.63
Class M	.63
Class C	.63
Technology Portfolio	.60
Class I	.63
Class Z	.52

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, Technology Portfolio has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Company LLC (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees ($)	Retained by FDC ($)
Technology Portfolio
Class A	- %	.25%	2,362,561	14,311
Class M	.25%	.25%	1,388,618	-
Class C	.75%	.25%	1,117,517	116,166
			4,868,696	130,477

Sales Load. For Technology Portfolio, FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class M shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class M and Class C redemptions. The deferred sales charges are 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class M shares.
For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC ($)
Technology Portfolio
Class A	239,718
Class M	7,639
Class C A	1,212
248,569

A When Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan) for certain Funds, certain independent Trustees have elected to defer receipt of a portion of their annual compensation. Deferred amounts are invested in affiliated mutual funds, are marked-to-market and remain in a fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees presented below are included in the accompanying Statement of Assets and Liabilities in other receivables and other payables and accrued expenses, as applicable.

Semiconductors Portfolio	725,406
Software and IT Services Portfolio	526,700
Tech Hardware Portfolio	87,436
Technology Portfolio	699,762

Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount ($)
Enterprise Technology Services Portfolio	18,966
Semiconductors Portfolio	271,340
Software and IT Services Portfolio	151,906
Tech Hardware Portfolio	7,413
Technology Portfolio	99,696

Interfund Lending Program. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), each Fund, along with other registered investment companies having management contracts with Fidelity Management & Research Company LLC (FMR), or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing each Fund to borrow from, or lend money to, other participating affiliated funds at rates that are beneficial to both the borrowing and lending fund. Borrowings under the program are generally for temporary or emergency purposes, including meeting fund shareholder redemptions. The interfund loan rate is determined, as specified in the Exemptive Order, by averaging, (1) the higher of the overnight time deposit rate and the current overnight repurchase agreement rate, and (2) a benchmark rate representing the lowest bank loan rate available to the funds. At period end, there were no interfund loans outstanding. Activity in this program during the period for which loans were outstanding was as follows:

	Borrower or Lender	Average Loan Balance ($)	Weighted Average Interest Rate	Interest Expense ($)
Enterprise Technology Services Portfolio	Borrower	4,047,667	4.32%	23,313
Semiconductors Portfolio	Borrower	17,029,074	4.15%	52,980
Software and IT Services Portfolio	Borrower	13,244,950	4.18%	30,769
Tech Hardware Portfolio	Borrower	9,365,500	4.57%	2,380
Technology Portfolio	Borrower	60,118,385	3.93%	85,331

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board of Trustees. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. Interfund trades during the period are noted in the table below.

	Purchases ($)	Sales ($)	Realized Gain (Loss) ($)
Enterprise Technology Services Portfolio	22,662,665	84,719,398	20,003,729
Semiconductors Portfolio	1,277,048,652	1,580,641,565	395,404,132
Software and IT Services Portfolio	514,253,019	549,259,787	205,069,012
Tech Hardware Portfolio	82,683,116	25,165,359	(811,942)
Technology Portfolio	670,059,740	704,758,904	189,302,288

Other. During the period, the investment adviser reimbursed the Funds for certain losses as follows:

Amount ($)
Technology Portfolio	140,051
6. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes.

Commitment fees are charged based on the unused amount of the line of credit at an annual rate of .10%, and then allocated to each participating fund based on its pro-rata portion of the line of credit. The commitment fees are reflected in Miscellaneous expenses on the Statement of Operations, and are listed below.

Interest is charged to a participating fund based on its borrowings at an annual rate of .75% plus the highest of (i) daily SOFR plus a .10% spread adjustment, (ii) Federal Funds Effective Rate, or (iii) Overnight Bank Funding Rate. During the period, there were no borrowings on this line of credit.

The line of credit agreement will expire in March 2027 unless extended or renewed.

Amount ($)
Enterprise Technology Services Portfolio	2,123
Semiconductors Portfolio	28,376
Software and IT Services Portfolio	13,314
Tech Hardware Portfolio	1,475
Technology Portfolio	22,851

Effective March 24, 2026 the .10% spread adjustment on the SOFR benchmark was removed.

7. Security Lending.
Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, the borrowers provide collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the fair value of the loaned securities during the period of the loan. The fair value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned or gaining access to non-cash collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral less rebates paid to borrowers, plus any premium income received, or for non-cash collateral, fees received from borrowers as compensation for the securities loaned. Securities lending income is reduced by any lending agent fees associated with the loan. Any security lending income earned on investing cash collateral is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Any security lending income earned on non-cash collateral is presented in the Statement of Operations in security lending. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS ($)	Security Lending Income From Securities Loaned to NFS ($)	Value of Securities Loaned to NFS at Period End ($)
Enterprise Technology Services Portfolio	2,857	1	-
Semiconductors Portfolio	121,452	-	-
Software and IT Services Portfolio	796	147	-
Tech Hardware Portfolio	1,004	-	-
Technology Portfolio	47,295	-	-

8. Bank Borrowings.
Each Fund is permitted to have bank borrowings for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity requirements. Each Fund has established borrowing arrangements with certain banks. The interest rate on the borrowings is the bank's base rate, as revised from time to time. Any open loans, including accrued interest, at period end are presented under the caption "Notes payable" in the Statement of Assets and Liabilities, if applicable. Activity in this program during the period for which loans were outstanding was as follows:
	Average Loan Balance ($)	Weighted Average Interest Rate	Interest Expense ($)
Enterprise Technology Services Portfolio	962,000	4.14%	221
Semiconductors Portfolio	5,220,000	4.14%	600

9. Expense Reductions.
Through arrangements with each custodian, credits realized as a result of certain uninvested cash balances were used to reduce each applicable Fund's or class' expenses. All of the applicable expense reductions are noted in the table below.

Custodian credits ($)
Tech Hardware Portfolio	165
Technology Portfolio	6,414

In addition, during the period the investment adviser or an affiliate reimbursed and/or waived a portion of fund-level operating expenses and a portion of class-level operating expenses as follows:

Fund-Level Amount ($)
Technology Portfolio	8,349

Amount ($)
Class A	9,174
Class M	2,683
Class C	1,075
Technology Portfolio	54,948
Class I	7,780
Class Z	3,602
Total	79,262

10. Distributions to Shareholders.
Distributions to shareholders of each class were as follows:

	Year ended February 28, 2026 A	Year ended February 28, 2025
Technology Portfolio
Distributions to shareholders
Class A	$1,729,639	$ -
Class M	515,536	-
Class C	211,515	-
Technology Portfolio	1,680,112,264	770,558,118
Class I	1,473,639	-
Class Z	685,967	-
Total	$1,684,728,560	$770,558,118

A  Distributions for Class A, Class M, Class C, Class I and Class Z are for the period November 6, 2025 (commencement of sale of shares) through February 28, 2026.

11. Share Transactions.
Share transactions for each class were as follows and may contain in-kind transactions, automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Year ended February 28, 2026 A	Year ended February 28, 2025	Year ended February 28, 2026 A	Year ended February 28, 2025
Technology Portfolio
Class A
Shares sold	2,672,530	-	$113,455,966	$ -
Issued in exchange for the shares of the Acquired Fund(s)	78,546,771	-	3,291,109,202	-
Reinvestment of distributions	39,467	-	1,653,672	-
Shares redeemed	(3,449,777)	-	(143,879,118)	-
Net increase (decrease)	77,808,991	-	$3,262,339,722	$ -
Class M
Shares sold	1,090,679	-	$43,363,644	$ -
Issued in exchange for the shares of the Acquired Fund(s)	22,755,520	-	953,228,699	-
Reinvestment of distributions	12,018	-	503,298	-
Shares redeemed	(1,220,923)	-	(50,874,470)	-
Net increase (decrease)	22,637,294	-	$946,221,171	$ -
Class C
Shares sold	302,824	-	$11,588,377	$ -
Issued in exchange for the shares of the Acquired Fund(s)	9,557,731	-	400,277,543	-
Reinvestment of distributions	4,822	-	201,772	-
Shares redeemed	(909,988)	-	(37,652,882)	-
Net increase (decrease)	8,955,389	-	$374,414,810	$ -
Technology Portfolio
Shares sold	66,134,264	76,399,520	$2,573,212,601	$2,690,935,132
Reinvestment of distributions	39,972,862	18,839,020	1,556,050,032	714,940,817
Shares redeemed	(99,331,293)	(89,430,551)	(3,789,558,533)	(3,132,158,812)
Net increase (decrease)	6,775,833	5,807,989	$339,704,100	$273,717,137
Class I
Shares sold	4,571,247	-	$191,834,182	$ -
Issued in exchange for the shares of the Acquired Fund(s)	67,518,057	-	2,829,006,042	-
Reinvestment of distributions	33,182	-	1,390,676	-
Shares redeemed	(7,395,234)	-	(307,335,773)	-
Net increase (decrease)	64,727,252	-	$2,714,895,127	$ -
Class Z
Shares sold	4,909,254	-	$203,563,486	$ -
Issued in exchange for the shares of the Acquired Fund(s)	29,086,124	-	1,218,708,398	-
Reinvestment of distributions	13,790	-	577,933	-
Shares redeemed	(3,205,975)	-	(133,470,103)	-
Net increase (decrease)	30,803,193	-	$1,289,379,714	$ -

A  Share transactions for Class A, Class M, Class C, Class I and Class Z are for the period November 6, 2025 (commencement of sale of shares) through February 28, 2026.
12. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.

13. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as public health emergencies, military conflicts, terrorism, government restrictions, political changes, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.

14. Reorganization Information.
On November 14, 2025, Technology Portfolio acquired all of the assets and assumed all of the liabilities of Fidelity Advisor Technology Fund (Acquired Fund) pursuant to an Agreement and Plan of Reorganization (Agreements) approved by the Board of Trustees (the Board). The securities held by the Acquired Fund were the primary assets acquired by Technology Portfolio. In addition, the Board approved the creation of additional classes of shares that commenced sale of shares on November 6, 2025. The acquisition was accomplished by an exchange of each class of the Technology Portfolio for corresponding shares then outstanding of the Acquired Fund at their respective net asset value on the acquisition date. The reorganization provides shareholders of the Acquired Fund access to a larger portfolio with a similar investment objective and lower projected expenses. For financial reporting purposes, the assets and liabilities of the Acquired Fund and shares issued by the Technology Portfolio were recorded at fair value; however, the cost basis of the investments received from the Acquired Fund were carried forward and will be utilized for purposes of Technology Portfolio's ongoing reporting of realized and unrealized gains and losses to more closely align subsequent reporting of realized gains with amounts distributable to shareholders for tax purposes. The reorganization qualified as a tax-free reorganization for federal income tax purposes with no gain or loss recognized to the funds or their shareholders.

Acquired Fund and Share Class	Investments $	Unrealized appreciation (depreciation) $	Net Assets $	Shares Exchanged	Shares Exchanged Ratio
Fidelity Advisor Technology Fund	8,541,687,403	4,531,347,408
Class A			3,291,109,202	24,583,398	3.1951145585
Class M			953,228,699	8,014,030	2.8394604918
Class C			400,277,543	4,435,855	2.1546537727
Class I			2,829,006,042	18,279,015	3.6937470167
Class Z			1,218,708,398	7,876,972	3.6925513126

Acquiring Fund	Net Assets $	Total net assets after the acquisition $
Technology Portfolio	20,021,375,965	28,713,705,849

Pro forma results of operations of the combined entity for the entire period ended February 28, 2026, as though the acquisition had occurred as of the beginning of the year (rather than on the actual acquisition date), are as follows:

Net investment income (loss)	$(55,207,546)
Total net realized gain (loss)	3,007,595,973
Total change in net unrealized appreciation (depreciation)	3,111,912,243
Net increase (decrease) in net assets resulting from operations	$6,064,300,670

Because the combined investment portfolios have been managed as a single portfolio since the acquisition was completed, it is not practicable to separate the amounts of revenue and earnings of the Acquired Fund that has been included in Technology Portfolio's accompanying Statement of Operations since November 14, 2025.

Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Fidelity Select Portfolios and Shareholders of Enterprise Technology Services Portfolio, Semiconductors Portfolio, Software and IT Services Portfolio, Tech Hardware Portfolio, and Technology Portfolio
Opinions on the Financial Statements
We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of Enterprise Technology Services Portfolio, Semiconductors Portfolio, Software and IT Services Portfolio, Tech Hardware Portfolio, and Technology Portfolio (five of the funds constituting Fidelity Select Portfolios, hereafter collectively referred to as the "Funds") as of February 28, 2026, the related statements of operations for the year ended February 28, 2026, the statements of changes in net assets for each of the two years in the period ended February 28, 2026, including the related notes, and the financial highlights for each of the periods indicated therein (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of February 28, 2026, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended February 28, 2026 and each of the financial highlights for each of the periods indicated therein in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinions
These financial statements are the responsibility of the Funds' management. Our responsibility is to express an opinion on the Funds' financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of February 28, 2026 by correspondence with the custodian, issuers of privately offered securities and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.

/s/ PricewaterhouseCoopers LLP
Boston, Massachusetts
April 15, 2026

We have served as the auditor of one or more investment companies in the Fidelity group of funds since 1932.
Distributions
 (Unaudited)
The dividend and capital gains distributions for the fund(s) are available on Fidelity.com or Institutional.Fidelity.com.
The funds hereby designate as capital gain dividend the amounts noted below for the taxable year ended February 28, 2026, or, if subsequently determined to be different, the net capital gain of such year.

Enterprise Technology Services Portfolio	$203,378,347
Semiconductors Portfolio	$3,652,775,247
Software and IT Services Portfolio	$1,750,540,168
Tech Hardware Portfolio	$142,511,611
Technology Portfolio	$2,171,033,964
Fidelity Advisor Technology Fund (Target Fund) hereby designates as a capital gain dividend with respect to the taxable year ended November 14, 2025, $466,456,386, or, if subsequently determined to be different, the net capital gain of such year.

A percentage of the dividends distributed during the fiscal year for the following funds qualify for the dividends-received deduction for corporate shareholders:

Enterprise Technology Services Portfolio
April 2025	89%
December 2025	100%
Semiconductors Portfolio
April 2025	-
December 2025	39%
Tech Hardware Portfolio
April 2025	19%
December 2025	32%
Technology Portfolio
April 2025 November 2025	4% 23%
December 2025	23%

Fidelity Advisor Technology Fund (Target Fund) Class A designates 15%; Class M designates 16%; Class I designates 14%; Class C designates 17%; and Class Z designates 13% of the dividend distributed in November 2025, respectively during the fiscal year as qualifying for the dividends-received deduction for corporate shareholders.

A percentage of the dividends distributed during the fiscal year for the following funds may be taken into account as a dividend for purposes of the maximum rate under section 1(h)(11) of the Internal Revenue Code.

Enterprise Technology Services Portfolio
April 2025	100%
December 2025	100%
Semiconductors Portfolio
April 2025	-
December 2025	62.10%
Tech Hardware Portfolio
April 2025	19.83%
December 2025	100%
Technology Portfolio
April 2025	4.73%
November 2025	31.67%
December 2025	33.06%
Fidelity Advisor Technology Fund (Target Fund) Class A designates 19.88%; Class M designates 21.09%; Class I designates 18.78%; Class C designates 22.60%; and Class Z designates 17.90%; of the dividends distributed in November, respectively during the fiscal year as amounts which may be taken into account as a dividend for purposes of the maximum rate under section 1(h)(11) of the Internal Revenue Code.

The funds hereby designate the percentages noted below of the short-term capital gain dividends distributed during the fiscal year as qualifying to be taxed as short-term capital gain dividends for nonresident alien shareholders:

	April, 2025	November, 2025	December, 2025
Enterprise Technology Services Portfolio	100.00%	-	-
Semiconductors Portfolio	-	-	100.00%
Tech Hardware Portfolio	100.00%	-	100.00%
Technology Portfolio	100.00%	100.00%	100.00%
Fidelity Advisor Technology Fund (Target Fund) designates 100% of the short-term capital gain dividends distributed during the fiscal year as qualifying to be taxed as short-term capital gain dividends for nonresident alien shareholders.

The funds hereby designate the amounts noted below as distributions paid during the fiscal year ended 2026 as qualifying to be taxed as section 163(j) interest dividends:

Enterprise Technology Services Portfolio	$25,506
Tech Hardware Portfolio	$265,719
The funds will notify shareholders in the first quarter of 2027 of amounts for use in preparing 2026 income tax returns.
Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 9: Proxy Disclosures for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
(Unaudited)
Note: This information is disclosed as part of the financial statements for each Fund as part of Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies.
Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract
(Unaudited)
Note: This is not applicable for any fund included in this document.

1.813669.121
SELTEC-ANN-0426
Fidelity® Select Portfolios®
Industrials Sector

Defense and Aerospace Portfolio
Transportation Portfolio

Annual Report
February 28, 2026
To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2026 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Funds. This report is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Funds nor Fidelity Distributors Corporation is a bank.
Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies (Annual Report)
Defense and Aerospace Portfolio
Schedule of Investments February 28, 2026
Showing Percentage of Net Assets
Common Stocks - 99.3%
	Shares	Value ($)
CANADA - 2.4%
Industrials - 2.4%
Aerospace & Defense - 2.4%
Bombardier Inc Class B (a)	477,200	98,616,552
UNITED KINGDOM - 3.6%
Industrials - 3.6%
Aerospace & Defense - 3.6%
BAE Systems PLC	1,166,700	33,315,761
Rolls-Royce Holdings PLC	6,425,300	115,540,257

TOTAL UNITED KINGDOM		148,856,018
UNITED STATES - 93.3%
Industrials - 93.3%
Aerospace & Defense - 92.4%
AeroVironment Inc (a)(b)	31,300	7,895,425
ATI Inc (a)	505,600	82,711,104
Axon Enterprise Inc (a)	196,400	106,527,360
Beta Technologies Inc Class A (a)	17,400	327,120
Boeing Co (a)	1,999,100	454,855,223
Carpenter Technology Corp	284,900	113,410,143
Curtiss-Wright Corp	186,500	130,611,545
GE Aerospace	2,715,000	929,235,901
General Dynamics Corp	475,800	169,884,390
HEICO Corp Class A	711,700	170,886,287
Howmet Aerospace Inc	771,600	202,568,148
Huntington Ingalls Industries Inc	229,700	102,106,244
Karman Holdings Inc (a)(b)	426,800	37,605,348
L3Harris Technologies Inc	215,700	78,631,278
Leonardo DRS Inc	718,500	31,175,715
Lockheed Martin Corp	78,200	51,461,856
Mercury Systems Inc (a)	471,000	41,933,130
Northrop Grumman Corp	82,300	59,616,474
Rocket Lab Corp	1,491,700	103,076,470
RTX Corp	2,754,800	558,177,576
StandardAero Inc (a)	2,140,800	65,936,640
Textron Inc	944,500	93,174,925
TransDigm Group Inc	69,300	90,283,347
Woodward Inc	294,900	114,055,524
		3,796,147,173
Professional Services - 0.9%
CACI International Inc (a)	59,500	36,305,115
TOTAL UNITED STATES		3,832,452,288
TOTAL COMMON STOCKS (Cost $2,251,410,042)		4,079,924,858

Money Market Funds - 1.4%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (c)	3.70	17,549,623	17,553,133
Fidelity Securities Lending Cash Central Fund (c)(d)	3.69	41,727,786	41,731,958
TOTAL MONEY MARKET FUNDS (Cost $59,285,091)			59,285,091

TOTAL INVESTMENT IN SECURITIES - 100.7% (Cost $2,310,695,133)	4,139,209,949
NET OTHER ASSETS (LIABILITIES) - (0.7)%	(30,500,191)
NET ASSETS - 100.0%	4,108,709,758

Legend

(a)	Non-income producing.
(b)	Security or a portion of the security is on loan at period end.
(c)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(d)	Investment made with cash collateral received from securities on loan.
Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	2,568,109	854,233,742	839,244,127	1,209,391	(4,591)	-	17,553,133	17,549,623	0.0%
Fidelity Securities Lending Cash Central Fund	18,894,900	306,710,241	283,870,456	16,478	(2,727)	-	41,731,958	41,727,786	0.1%
Total	21,463,009	1,160,943,983	1,123,114,583	1,225,869	(7,318)	-	59,285,091

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.
Investment Valuation

The following is a summary of the inputs used, as of February 28, 2026, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Common Stocks
Industrials	4,079,924,858	3,931,068,840	148,856,018	-

Money Market Funds	59,285,091	59,285,091	-	-
Total Investments in Securities:	4,139,209,949	3,990,353,931	148,856,018	-
Defense and Aerospace Portfolio
Financial Statements
Statement of Assets and Liabilities
As of February 28, 2026
Assets
Investment in securities, at value (including securities loaned of $40,543,326) - See accompanying schedule:
Unaffiliated issuers (cost $2,251,410,042)	$4,079,924,858
Fidelity Central Funds (cost $59,285,091)	59,285,091

Total Investment in Securities (cost $2,310,695,133)		$4,139,209,949
Foreign currency held at value (cost $268)		268
Receivable for investments sold		3,697,745
Receivable for fund shares sold		10,039,980
Dividends receivable		2,395,550
Distributions receivable from Fidelity Central Funds		53,408
Prepaid expenses		1,487
Other receivables		180,603
Total assets		4,155,578,990
Liabilities
Payable for fund shares redeemed	$2,899,957
Accrued management fee	2,002,531
Other payables and accrued expenses	232,058
Collateral on securities loaned	41,734,686
Total liabilities		46,869,232
Net Assets		$4,108,709,758
Net Assets consist of:
Paid in capital		$2,279,492,547
Total accumulated earnings (loss)		1,829,217,211
Net Assets		$4,108,709,758
Net Asset Value, offering price and redemption price per share ($4,108,709,758 ÷ 141,199,993 shares)		$29.10
Statement of Operations
Year ended February 28, 2026
Investment Income
Dividends		$19,579,202
Income from Fidelity Central Funds (including $16,478 from security lending)		1,225,869
Security lending		11,991
Total income		20,817,062
Expenses
Management fee	$17,941,648
Custodian fees and expenses	24,818
Independent trustees' fees and expenses	9,715
Registration fees	228,925
Audit fees	41,705
Legal	1,573
Miscellaneous	8,184
Total expenses before reductions	18,256,568
Expense reductions	(658)
Total expenses after reductions		18,255,910
Net Investment income (loss)		2,561,152
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	98,843,905
Redemptions in-kind	82,145,684
Fidelity Central Funds	(7,318)
Foreign currency transactions	32,098
Total net realized gain (loss)		181,014,369
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	1,069,843,946
Assets and liabilities in foreign currencies	1,624
Total change in net unrealized appreciation (depreciation)		1,069,845,570
Net gain (loss)		1,250,859,939
Net increase (decrease) in net assets resulting from operations		$1,253,421,091
Statement of Changes in Net Assets

	Year ended February 28, 2026	Year ended February 28, 2025
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$2,561,152	$5,394,136
Net realized gain (loss)	181,014,369	153,889,544
Change in net unrealized appreciation (depreciation)	1,069,845,570	216,750,678
Net increase (decrease) in net assets resulting from operations	1,253,421,091	376,034,358
Distributions to shareholders	(125,944,660)	(126,226,059)

Share transactions
Proceeds from sales of shares	2,050,612,992	228,047,747
Reinvestment of distributions	117,232,982	117,379,393
Cost of shares redeemed	(1,023,420,994)	(328,527,924)

Net increase (decrease) in net assets resulting from share transactions	1,144,424,980	16,899,216
Total increase (decrease) in net assets	2,271,901,411	266,707,515

Net Assets
Beginning of period	1,836,808,347	1,570,100,832
End of period	$4,108,709,758	$1,836,808,347

Other Information
Shares
Sold	83,407,760	12,079,533
Issued in reinvestment of distributions	5,413,325	6,468,158
Redeemed	(41,492,483)	(17,706,987)
Net increase (decrease)	47,328,602	840,704

Financial Highlights
Defense and Aerospace Portfolio

Years ended February 28,	2026	2025	2024 A	2023	2022
Selected Per-Share Data
Net asset value, beginning of period	$19.57	$16.88	$15.91	$17.08	$16.28
Income from Investment Operations
Net investment income (loss) B,C	.02	.06 D	.10 E	.09 F	.01
Net realized and unrealized gain (loss)	10.67	4.03	1.97	.12	2.12
Total from investment operations	10.69	4.09	2.07	.21	2.13
Distributions from net investment income	-	(.14)	(.11)	(.07)	-
Distributions from net realized gain	(1.16)	(1.25)	(.99)	(1.31)	(1.33)
Total distributions	(1.16)	(1.40) G	(1.10)	(1.38)	(1.33)
Net asset value, end of period	$29.10	$19.57	$16.88	$15.91	$17.08
Total Return H	56.98%	24.99%	13.11%	1.54%	14.06%
Ratios to Average Net Assets C,I,J
Expenses before reductions	.63%	.66%	.74%	.75%	.74%
Expenses net of fee waivers, if any	.63%	.65%	.73%	.74%	.74%
Expenses net of all reductions, if any	.63%	.65%	.73%	.74%	.74%
Net investment income (loss)	.09%	.32% D	.63% E	.58% F	.06%
Supplemental Data
Net assets, end of period (000 omitted)	$4,108,710	$1,836,808	$1,570,101	$1,573,774	$1,536,531
Portfolio turnover rate K	18 % L	33%	16%	15%	52%

AFor the year ended February 29.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DNet investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.02 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been .19%.
ENet investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.03 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been .45%.
FNet investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.02 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been .44%.
GTotal distributions per share do not sum due to rounding.
HTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
IFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
JExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
KAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
LPortfolio turnover rate excludes securities received or delivered in-kind.
Transportation Portfolio
Schedule of Investments February 28, 2026
Showing Percentage of Net Assets
Common Stocks - 94.9%
	Shares	Value ($)
CANADA - 1.9%
Industrials - 1.4%
Ground Transportation - 1.4%
Canadian Pacific Kansas City Ltd	56,900	4,982,322
TFI International Inc	17,700	2,114,709
TOTAL INDUSTRIALS		7,097,031
Information Technology - 0.5%
Software - 0.5%
Descartes Systems Group Inc/The (a)	43,000	2,844,075
TOTAL CANADA		9,941,106
PANAMA - 0.9%
Industrials - 0.9%
Passenger Airlines - 0.9%
Copa Holdings SA Class A	35,221	4,881,982
UNITED STATES - 92.1%
Consumer Discretionary - 1.5%
Broadline Retail - 1.1%
Amazon.com Inc (a)	27,090	5,688,900
Hotels, Restaurants & Leisure - 0.4%
Airbnb Inc Class A (a)	15,470	2,090,152
TOTAL CONSUMER DISCRETIONARY		7,779,052
Financials - 0.4%
Financial Services - 0.4%
WEX Inc (a)	14,000	2,088,660
Industrials - 89.5%
Aerospace & Defense - 0.8%
Boeing Co (a)	17,400	3,959,022
Air Freight & Logistics - 19.5%
CH Robinson Worldwide Inc	102,761	19,036,475
Expeditors International of Washington Inc	21,666	3,142,220
FedEx Corp	76,509	29,608,983
GXO Logistics Inc (a)	76,302	4,794,055
Hub Group Inc Class A	12,776	550,262
United Parcel Service Inc Class B	377,026	43,719,935
		100,851,930
Ground Transportation - 48.7%
Avis Budget Group Inc (a)(b)	17,475	1,702,239
CSX Corp	592,101	25,276,792
Knight-Swift Transportation Holdings Inc	201,969	12,707,889
Lyft Inc Class A (a)	232,990	3,224,581
Norfolk Southern Corp	54,450	17,137,593
Old Dominion Freight Line Inc	153,893	31,247,974
RXO Inc (a)(b)	75,160	1,199,553
Saia Inc (a)	17,377	7,044,462
Schneider National Inc Class B	242,325	6,877,184
Uber Technologies Inc (a)	832,166	62,761,960
Union Pacific Corp	200,635	53,164,262
Werner Enterprises Inc	160,750	5,640,718
XPO Inc (a)	110,065	23,165,381
		251,150,588
Machinery - 0.5%
Westinghouse Air Brake Technologies Corp	10,060	2,655,337
Marine Transportation - 1.5%
Kirby Corp (a)	60,046	7,793,971
Passenger Airlines - 18.5%
Alaska Air Group Inc (a)	224,943	11,607,059
American Airlines Group Inc (a)	52,800	690,096
Delta Air Lines Inc	556,176	36,540,763
Joby Aviation Inc Class A (a)(b)	332,800	3,347,968
SkyWest Inc (a)	79,224	8,245,634
Southwest Airlines Co	230,225	11,340,884
Sun Country Airlines Holdings Inc (a)	15,894	312,794
United Airlines Holdings Inc (a)	222,958	23,700,435
		95,785,633
TOTAL INDUSTRIALS		462,196,481
Information Technology - 0.7%
Software - 0.7%
Samsara Inc Class A (a)	117,000	3,381,300
TOTAL UNITED STATES		475,445,493
TOTAL COMMON STOCKS (Cost $253,194,838)		490,268,581

Money Market Funds - 5.1%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (c)	3.70	22,554,361	22,558,873
Fidelity Securities Lending Cash Central Fund (c)(d)	3.69	3,748,771	3,749,145
TOTAL MONEY MARKET FUNDS (Cost $26,308,018)			26,308,018

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $279,502,856)	516,576,599
NET OTHER ASSETS (LIABILITIES) - 0.0%	106,817
NET ASSETS - 100.0%	516,683,416

Legend

(a)	Non-income producing.
(b)	Security or a portion of the security is on loan at period end.
(c)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(d)	Investment made with cash collateral received from securities on loan.
Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	11,768,701	78,907,539	68,117,316	156,159	(51)	-	22,558,873	22,554,361	0.0%
Fidelity Securities Lending Cash Central Fund	13,253,897	151,544,503	161,048,650	12,459	(605)	-	3,749,145	3,748,771	0.0%
Total	25,022,598	230,452,042	229,165,966	168,618	(656)	-	26,308,018

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.
Investment Valuation

The following is a summary of the inputs used, as of February 28, 2026, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Common Stocks
Consumer Discretionary	7,779,052	7,779,052	-	-
Financials	2,088,660	2,088,660	-	-
Industrials	474,175,494	474,175,494	-	-
Information Technology	6,225,375	6,225,375	-	-

Money Market Funds	26,308,018	26,308,018	-	-
Total Investments in Securities:	516,576,599	516,576,599	-	-
Transportation Portfolio
Financial Statements
Statement of Assets and Liabilities
As of February 28, 2026
Assets
Investment in securities, at value (including securities loaned of $3,631,363) - See accompanying schedule:
Unaffiliated issuers (cost $253,194,838)	$490,268,581
Fidelity Central Funds (cost $26,308,018)	26,308,018

Total Investment in Securities (cost $279,502,856)		$516,576,599
Receivable for investments sold		12,776,022
Receivable for fund shares sold		410,046
Dividends receivable		1,203,696
Distributions receivable from Fidelity Central Funds		30,056
Prepaid expenses		263
Other receivables		1,154
Total assets		530,997,836
Liabilities
Payable for investments purchased	$9,938,974
Payable for fund shares redeemed	310,694
Accrued management fee	280,138
Other payables and accrued expenses	34,864
Collateral on securities loaned	3,749,750
Total liabilities		14,314,420
Net Assets		$516,683,416
Net Assets consist of:
Paid in capital		$246,694,080
Total accumulated earnings (loss)		269,989,336
Net Assets		$516,683,416
Net Asset Value, offering price and redemption price per share ($516,683,416 ÷ 4,208,329 shares)		$122.78
Statement of Operations
Year ended February 28, 2026
Investment Income
Dividends		$7,475,934
Income from Fidelity Central Funds (including $12,459 from security lending)		168,618
Security lending		3,362
Total income		7,647,914
Expenses
Management fee	$3,145,513
Custodian fees and expenses	5,725
Independent trustees' fees and expenses	1,847
Registration fees	29,129
Audit fees	46,797
Legal	2,113
Miscellaneous	1,826
Total expenses before reductions	3,232,950
Expense reductions	(128)
Total expenses after reductions		3,232,822
Net Investment income (loss)		4,415,092
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	39,575,454
Redemptions in-kind	15,106,174
Fidelity Central Funds	(656)
Foreign currency transactions	10,495
Total net realized gain (loss)		54,691,467
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	23,007,086
Assets and liabilities in foreign currencies	(71)
Total change in net unrealized appreciation (depreciation)		23,007,015
Net gain (loss)		77,698,482
Net increase (decrease) in net assets resulting from operations		$82,113,574
Statement of Changes in Net Assets

	Year ended February 28, 2026	Year ended February 28, 2025
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$4,415,092	$6,796,403
Net realized gain (loss)	54,691,467	44,235,338
Change in net unrealized appreciation (depreciation)	23,007,015	(28,614,463)
Net increase (decrease) in net assets resulting from operations	82,113,574	22,417,278
Distributions to shareholders	(21,025,263)	(34,630,176)

Share transactions
Proceeds from sales of shares	50,241,991	24,964,599
Reinvestment of distributions	19,660,035	32,391,699
Cost of shares redeemed	(135,813,694)	(134,165,531)

Net increase (decrease) in net assets resulting from share transactions	(65,911,668)	(76,809,233)
Total increase (decrease) in net assets	(4,823,357)	(89,022,131)

Net Assets
Beginning of period	521,506,773	610,528,904
End of period	$516,683,416	$521,506,773

Other Information
Shares
Sold	494,064	226,952
Issued in reinvestment of distributions	207,227	306,057
Redeemed	(1,315,642)	(1,230,781)
Net increase (decrease)	(614,351)	(697,772)

Financial Highlights
Transportation Portfolio

Years ended February 28,	2026	2025	2024 A	2023	2022
Selected Per-Share Data
Net asset value, beginning of period	$108.14	$110.59	$97.00	$105.82	$98.97
Income from Investment Operations
Net investment income (loss) B,C	.98	1.35	1.80	1.24	.64
Net realized and unrealized gain (loss)	18.27	3.49	14.59	(2.12)	19.26
Total from investment operations	19.25	4.84	16.39	(.88)	19.90
Distributions from net investment income	(1.11)	(1.48)	(1.75)	(1.16)	(1.03)
Distributions from net realized gain	(3.50)	(5.81)	(1.05)	(6.78)	(12.03)
Total distributions	(4.61)	(7.29)	(2.80)	(7.94)	(13.05) D
Net asset value, end of period	$122.78	$108.14	$110.59	$97.00	$105.82
Total Return E	19.08%	4.55%	17.13%	(.46)%	20.35%
Ratios to Average Net Assets C,F,G
Expenses before reductions	.68%	.69%	.76%	.76%	.77%
Expenses net of fee waivers, if any	.68%	.69%	.75%	.76%	.77%
Expenses net of all reductions, if any	.68%	.69%	.75%	.76%	.77%
Net investment income (loss)	.93%	1.23%	1.82%	1.28%	.60%
Supplemental Data
Net assets, end of period (000 omitted)	$516,683	$521,507	$610,529	$587,107	$679,303
Portfolio turnover rate H	40 % I	22%	33%	23%	66% J

AFor the year ended February 29.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DTotal distributions per share do not sum due to rounding.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
IPortfolio turnover rate excludes securities received or delivered in-kind.
JThe portfolio turnover rate does not include the assets acquired in the merger.
Notes to Financial Statements

For the period ended February 28, 2026

1. Organization.
Defense and Aerospace Portfolio and Transportation Portfolio (the Funds) are non-diversified funds of Fidelity Select Portfolios (the Trust). The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Funds invest primarily in securities of companies whose principal business activities fall within specific industries. Each Fund is authorized to issue an unlimited number of shares. Share transactions on the Statement of Changes in Net Assets may contain exchanges between affiliated funds.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
Each Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Each Fund operates as a single operating segment. Each Fund's income, expenses, assets, and performance are regularly monitored and assessed as a whole by the investment adviser and other individuals responsible for oversight functions of the Trust, using the information presented in the financial statements and financial highlights. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. Each Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of each Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated each Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, each Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages each Fund's fair valuation practices and maintains the fair valuation policies and procedures. Each Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

Each Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value each Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of February 28, 2026 is included at the end of each Fund's Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Funds' investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and for certain Funds include proceeds received from litigation. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Funds are informed of the ex-dividend date. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Funds represent a return of capital or capital gain. The Funds determine the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. Any withholding tax reclaims income is included in the Statement of Operations in dividends. Any receivables for withholding tax reclaims are included in the Statement of Assets and Liabilities in dividends receivable.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of February 28, 2026, each Fund did not have any unrecognized tax benefits in the financial statements; nor is each Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. Each Fund files a U.S. federal tax return, in addition to state and local tax returns as required. Each Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on each Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. In addition, the Funds claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, passive foreign investment companies (PFIC), redemptions in-kind, deferred Trustee compensation, net operating losses and losses deferred due to wash sales and excise tax regulations.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows for each Fund:

	Tax cost ($)	Gross unrealized appreciation ($)	Gross unrealized depreciation ($)	Net unrealized appreciation (depreciation)($)
Defense and Aerospace Portfolio	2,317,840,652	1,845,833,296	(24,463,999)	1,821,369,297
Transportation Portfolio	279,690,929	237,037,452	(151,782)	236,885,670

The tax-based components of distributable earnings as of period end were as follows for each Fund:

	Undistributed ordinary income ($)	Undistributed long-term capital gain ($)	Net unrealized appreciation (depreciation) on securities and other investments ($)
Defense and Aerospace Portfolio	-	11,509,280	1,821,370,417
Transportation Portfolio	787,734	32,316,228	236,885,374

Certain of the Funds intend to elect to defer to the next fiscal year capital losses recognized during the period November 1, 2025 to February 28, 2026. Loss deferrals were as follows:

Capital losses ($)
Defense and Aerospace Portfolio	(3,662,488)

The tax character of distributions paid was as follows:

February 28, 2026
	Ordinary Income ($)	Long-term Capital Gains ($)	Total ($)
Defense and Aerospace Portfolio	-	125,944,660	125,944,660
Transportation Portfolio	4,831,652	16,193,611	21,025,263

February 28, 2025
	Ordinary Income ($)	Long-term Capital Gains ($)	Total ($)
Defense and Aerospace Portfolio	24,137,091	102,088,968	126,226,059
Transportation Portfolio	7,643,146	26,987,030	34,630,176
4. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Defense and Aerospace Portfolio	1,692,230,732	524,899,942
Transportation Portfolio	186,388,711	259,843,801

Unaffiliated Redemptions In-Kind. Unaffiliated shareholders that redeemed shares in-kind for investments, including accrued interest and cash, if any, are shown in the table below. The total net realized gain or loss on investments delivered through in-kind redemptions is included in the "Net realized gain (loss) on: Redemptions in-kind" line in the accompanying Statement of Operations. The amount of the in-kind redemptions is included in share transactions in the accompanying Statement of Changes in Net Assets. There was no gain or loss for federal income tax purposes.

	Shares	Net realized gain or loss on Affiliated Issuers ($)	Net realized gain or loss on Unaffiliated Issuers ($)	Total net realized gain or loss on Investments ($)	Total Proceeds ($)
Defense and Aerospace Portfolio	6,374,808	-	82,145,684	82,145,684	162,557,604
Transportation Portfolio	236,100	-	15,106,174	15,106,174	23,201,523
5. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Funds with investment management related services for which each Fund pays a monthly management fee.

Any reference to "class" in this note shall mean each "Fund" as each Fund currently offers only one class of shares. Each Fund's management contract incorporates a management fee rate that may vary by class. The investment adviser or an affiliate pays certain expenses of managing and operating each Fund out of each class's management fee. Each class of each Fund pays a management fee to the investment adviser. The management fee is calculated and paid to the investment adviser every month. When determining a class's management fee, a mandate rate is calculated based on the monthly average net assets of a group of funds advised by FMR within a designated asset class. A discount rate is subtracted from the mandate rate once each Fund's monthly average net assets reach a certain level. The mandate rate and discount rate may vary by class. The annual management fee rate for a class of shares of each Fund is the lesser of (1) the class's mandate rate reduced by the class's discount rate (if applicable) or (2) the amount set forth in the following table.

Maximum Management Fee Rate %
Defense and Aerospace Portfolio	.70
Transportation Portfolio	.70

One-twelfth of the management fee rate for a class is applied to the average net assets of the class for the month, giving a dollar amount which is the management fee for the class for that month. A different management fee rate may be applicable to each class of each Fund. The difference between classes is the result of separate arrangements for class-level services and/or waivers of certain expenses. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of each Fund's assets, which do not vary by class. For the reporting period, the total annualized management fee rates were as follows:

Total Management Fee Rate %
Defense and Aerospace Portfolio	.62
Transportation Portfolio	.66

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan) for certain Funds, certain independent Trustees have elected to defer receipt of a portion of their annual compensation. Deferred amounts are invested in affiliated mutual funds, are marked-to-market and remain in a fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees presented below are included in the accompanying Statement of Assets and Liabilities in other receivables and other payables and accrued expenses, as applicable.

Defense and Aerospace Portfolio	$171,846

Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount ($)
Defense and Aerospace Portfolio	15,230
Transportation Portfolio	10,068

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board of Trustees. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. Interfund trades during the period are noted in the table below.

	Purchases ($)	Sales ($)	Realized Gain (Loss) ($)
Defense and Aerospace Portfolio	137,617,902	27,956,437	1,147,335
Transportation Portfolio	8,217,939	11,920,624	297,767
6. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes.

Commitment fees are charged based on the unused amount of the line of credit at an annual rate of .10%, and then allocated to each participating fund based on its pro-rata portion of the line of credit. The commitment fees are reflected in Miscellaneous expenses on the Statement of Operations, and are listed below.

Interest is charged to a participating fund based on its borrowings at an annual rate of .75% plus the highest of (i) daily SOFR plus a .10% spread adjustment, (ii) Federal Funds Effective Rate, or (iii) Overnight Bank Funding Rate. During the period, there were no borrowings on this line of credit.

The line of credit agreement will expire in March 2027 unless extended or renewed.

Amount ($)
Defense and Aerospace Portfolio	3,183
Transportation Portfolio	636

Effective March 24, 2026 the .10% spread adjustment on the SOFR benchmark was removed.
7. Security Lending.
Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, the borrowers provide collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the fair value of the loaned securities during the period of the loan. The fair value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned or gaining access to non-cash collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral less rebates paid to borrowers, plus any premium income received, or for non-cash collateral, fees received from borrowers as compensation for the securities loaned. Securities lending income is reduced by any lending agent fees associated with the loan. Any security lending income earned on investing cash collateral is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Any security lending income earned on non-cash collateral is presented in the Statement of Operations in security lending. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS ($)	Security Lending Income From Securities Loaned to NFS ($)	Value of Securities Loaned to NFS at Period End ($)
Defense and Aerospace Portfolio	3,030	-	-
Transportation Portfolio	1,619	71	-
8. Expense Reductions.
Through arrangements with each applicable Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce each applicable Fund's expenses. All of the applicable expense reductions are noted in the table below.

Custodian credits ($)
Defense and Aerospace Portfolio	658
Transportation Portfolio	128
9. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.
10. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as public health emergencies, military conflicts, terrorism, government restrictions, political changes, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Fidelity Select Portfolios and Shareholders of Defense and Aerospace Portfolio and Transportation Portfolio

Opinions on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of Defense and Aerospace Portfolio and Transportation Portfolio (two of the funds constituting Fidelity Select Portfolios, hereafter collectively referred to as the "Funds") as of February 28, 2026, the related statements of operations for the year ended February 28, 2026, the statements of changes in net assets for each of the two years in the period ended February 28, 2026, including the related notes, and the financial highlights for each of the five years in the period ended February 28, 2026 (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of February 28, 2026, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended February 28, 2026 and each of the financial highlights for each of the five years in the period ended February 28, 2026 in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinions

These financial statements are the responsibility of the Funds' management. Our responsibility is to express an opinion on the Funds' financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of February 28, 2026 by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.

/s/ PricewaterhouseCoopers LLP
Boston, Massachusetts
April 15, 2026

We have served as the auditor of one or more investment companies in the Fidelity group of funds since 1932.
Distributions
 (Unaudited)
The dividend and capital gains distributions for the fund(s) are available on Fidelity.com or Institutional.Fidelity.com.

The funds hereby designate as capital gain dividend the amounts noted below for the taxable year ended February 28, 2026, or, if subsequently determined to be different, the net capital gain of such year.

Defense and Aerospace Portfolio	$102,494,772
Transportation Portfolio	$36,620,686
A percentage of the dividends distributed during the fiscal year for the following funds qualify for the dividends-received deduction for corporate shareholders:

Transportation Portfolio
April 2025	100%
December 2025	100%

A percentage of the dividends distributed during the fiscal year for the following funds may be taken into account as a dividend for purposes of the maximum rate under section 1(h)(11) of the Internal Revenue Code.

Transportation Portfolio
April 2025	100%
December 2025	100%

The funds will notify shareholders in the first quarter of 2027 of amounts for use in preparing 2026 income tax returns.
Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 9: Proxy Disclosures for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
(Unaudited)
Note: This information is disclosed as part of the financial statements for each Fund as part of Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies.
Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract
(Unaudited)
Note: This is not applicable for any fund included in this document.

1.813657.121
SELCI-ANN-0426
Fidelity® Select Portfolios®
Health Care Sector

Biotechnology Portfolio
Health Care Portfolio
Health Care Services Portfolio
Medical Technology and Devices Portfolio
Pharmaceuticals Portfolio

Annual Report
February 28, 2026

Contents

Item 7: Consolidated Financial Statements and Consolidated Financial Highlights for Open-End Management Investment Companies (Annual Report)
Biotechnology Portfolio
Health Care Portfolio
Health Care Services Portfolio
Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies (Annual Report)
Medical Technology and Devices Portfolio
Pharmaceuticals Portfolio
Notes to Financial Statements
Report of Independent Registered Public Accounting Firm
Distributions
Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
Item 9: Proxy Disclosures for Open-End Management Investment Companies
Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2026 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Funds. This report is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Funds nor Fidelity Distributors Corporation is a bank.
Item 7: Consolidated Financial Statements and Consolidated Financial Highlights for Open-End Management Investment Companies (Annual Report)
Biotechnology Portfolio
Consolidated Schedule of Investments February 28, 2026
Showing Percentage of Net Assets
Common Stocks - 99.4%
	Shares	Value ($)
BELGIUM - 2.2%
Health Care - 2.2%
Pharmaceuticals - 2.2%
UCB SA	390,274	116,347,579
CANADA - 0.3%
Health Care - 0.3%
Biotechnology - 0.3%
Engene Holdings Inc (a)(b)	232,200	2,347,542
Xenon Pharmaceuticals Inc (b)	297,364	12,855,046

TOTAL CANADA		15,202,588
DENMARK - 3.5%
Health Care - 3.5%
Biotechnology - 3.3%
Ascendis Pharma A/S ADR (b)	558,201	130,339,934
Galecto Inc (b)	454,559	13,445,854
Zealand Pharma A/S (b)	589,130	33,892,956
		177,678,744
Life Sciences Tools & Services - 0.2%
Gubra A/S	145,554	8,999,876
TOTAL DENMARK		186,678,620
FRANCE - 0.8%
Health Care - 0.8%
Biotechnology - 0.8%
Abivax SA ADR (b)	301,600	36,578,048
Sensorion SA (a)(b)	18,153,474	7,786,403

TOTAL FRANCE		44,364,451
GERMANY - 0.2%
Health Care - 0.2%
Biotechnology - 0.2%
BioNTech SE ADR (a)(b)	85,400	9,413,642
Tubulis GmbH (c)(d)(e)	9,200	3,302,307

TOTAL GERMANY		12,715,949
GRAND CAYMAN (UK OVERSEAS TER) - 0.0%
Health Care - 0.0%
Biotechnology - 0.0%
BridgeBio Oncology Therapeutics Inc (a)(b)	240,300	2,410,209
IRELAND - 0.1%
Health Care - 0.1%
Biotechnology - 0.1%
Prothena Corp PLC (a)(b)	643,917	5,582,760
Pharmaceuticals - 0.0%
GH Research PLC (b)	92,500	1,373,625
TOTAL IRELAND		6,956,385
NETHERLANDS - 2.8%
Health Care - 2.8%
Biotechnology - 2.7%
Argenx SE ADR (b)	149,344	114,534,901
Newamsterdam Pharma Co NV (b)	562,500	19,946,250
uniQure NV (b)	650,282	10,163,908
		144,645,059
Pharmaceuticals - 0.1%
Pharvaris NV (b)	147,914	4,199,278
TOTAL NETHERLANDS		148,844,337
SWEDEN - 0.1%
Health Care - 0.1%
Biotechnology - 0.1%
Hansa Biopharma AB (a)(b)	1,176,800	4,406,026
SWITZERLAND - 0.9%
Health Care - 0.9%
Biotechnology - 0.2%
Idorsia Ltd (b)	2,174,283	11,071,493
Pharmaceuticals - 0.7%
Galderma Group AG	184,660	34,847,193
TOTAL SWITZERLAND		45,918,686
UNITED KINGDOM - 0.3%
Health Care - 0.3%
Biotechnology - 0.3%
Immunocore Holdings PLC ADR (b)	321,500	10,384,450
Zura Bio Ltd Class A (b)	509,657	3,373,929

TOTAL UNITED KINGDOM		13,758,379
UNITED STATES - 88.2%
Consumer Staples - 0.0%
Consumer Staples Distribution & Retail - 0.0%
MedAvail Holdings Inc (b)(d)(e)	55	0
Health Care - 88.2%
Biotechnology - 81.6%
AbbVie Inc	3,049,432	707,712,179
Absci Corp (b)	1,540,796	4,221,781
Aktis Oncology Inc (a)	383,955	7,729,014
Alector Inc (b)	1,999,404	4,858,552
Allogene Therapeutics Inc (a)(b)	1,401,115	3,895,100
Alnylam Pharmaceuticals Inc (b)	496,683	165,355,704
Amgen Inc	1,149,551	446,209,716
AnaptysBio Inc (b)	23,300	1,282,665
Annexon Inc (b)	4,733,596	26,508,138
Antares Therapeutics Inc (e)	325,500	266,910
Apellis Pharmaceuticals Inc (a)(b)	23,822	499,309
Apogee Therapeutics Inc (b)	392,757	27,492,990
Arcus Biosciences Inc (a)(b)	831,100	16,929,507
ArriVent Biopharma Inc (a)(b)	1,680,003	38,589,669
Arrowhead Pharmaceuticals Inc (b)	409,378	25,901,346
ARS Pharmaceuticals Inc (a)(b)	335,156	3,110,248
aTyr Pharma Inc (a)(b)	1,754,594	1,684,059
Axcella Health Inc (b)(e)	66,454	1
Beam Therapeutics Inc (b)	244,914	6,970,252
BeOne Medicines Ltd ADR (b)	41,698	13,217,849
Bicara Therapeutics Inc (b)	944,900	15,855,422
BioCryst Pharmaceuticals Inc (b)	37,881	331,459
Biogen Inc (b)	299,435	57,437,622
Biohaven Ltd (b)	1,603,096	18,467,666
Biomea Fusion Inc (a)(b)	452,663	620,148
Biomea Fusion Inc warrants 12/20/2026 (b)	46,134	1,793
Bioxcel Therapeutics Inc (a)(b)	90,300	150,800
Bridgebio Pharma Inc (b)	707,304	47,021,570
CAMP4 Therapeutics Corp (b)	1,326,208	5,954,674
CAMP4 Therapeutics Corp (d)	1,226,606	5,507,461
Candel Therapeutics Inc (a)(b)(f)	5,911,951	31,037,743
Capricor Therapeutics Inc (a)(b)	314,700	8,789,571
Cartesian Therapeutics Inc (a)(b)	366,554	2,782,145
Cartesian Therapeutics Inc rights (b)(e)	5,385,728	1,561,861
Centessa Pharmaceuticals PLC ADR (b)	2,187,494	58,756,089
CG oncology Inc (b)	22,628	1,330,526
Chinook Therapeutics Inc rights (b)(e)	115,821	1
Cogent Biosciences Inc (b)	1,691,394	65,710,657
Crescent Biopharma Inc (b)(d)	149,142	1,803,127
Crescent Biopharma Inc (b)	113,421	1,371,260
Cyclerion Therapeutics Inc (b)(d)	4,740	6,398
Cytokinetics Inc (b)	503,175	31,307,549
CytomX Therapeutics Inc (b)	1,222,540	6,565,040
Day One Biopharmaceuticals Inc (b)	108,347	1,148,478
Denali Therapeutics Inc (b)	205,263	4,347,470
Design Therapeutics Inc (b)	616,831	6,439,716
Dianthus Therapeutics Inc (a)(b)	432,218	23,854,111
Disc Medicine Inc (b)	532,174	35,453,432
Dyne Therapeutics Inc (b)	1,368,144	21,370,409
Eikon Therapeutics Inc (b)	305,088	4,204,113
Entrada Therapeutics Inc (b)	14,169	169,035
Erasca Inc (b)	39,880	544,761
Exelixis Inc (b)	40,610	1,789,277
Foghorn Therapeutics Inc (b)	654,278	3,716,300
Foghorn Therapeutics Inc warrants 12/31/2030 (b)	372,579	151,187
Foghorn Therapeutics Inc warrants 6/30/2027 (b)	372,579	31,953
Forte Biosciences Inc (a)(b)	310,965	9,397,362
Generate Biomedicines Inc	21,800	275,770
Geron Corp (b)	6,492,512	10,907,420
Gilead Sciences Inc	3,149,952	469,185,350
Ideaya Biosciences Inc (b)	637,957	20,542,215
Immuneering Corp (b)	1,290,698	6,440,583
Immunome Inc (a)(b)	2,131,664	46,598,175
Immunovant Inc (b)	250,021	6,933,082
Inhibikase Therapeutics Inc (a)(b)	56,270	115,353
Insmed Inc (b)	811,101	121,121,712
Intellia Therapeutics Inc (a)(b)	1,607,833	22,155,939
Ionis Pharmaceuticals Inc (b)	476,377	38,657,994
Jade Biosciences Inc	321,707	4,770,915
Janux Therapeutics Inc (b)	206,670	2,812,779
Keros Therapeutics Inc (b)	24,578	348,762
Kiniksa Pharmaceuticals International Plc Class A (b)	267,500	11,901,075
Korro Bio Inc (b)(d)	32,866	398,665
Krystal Biotech Inc (a)(b)(f)	1,806,522	497,949,724
Kymera Therapeutics Inc (b)	462,441	42,243,985
Legend Biotech Corp ADR (b)	32,710	621,490
Madrigal Pharmaceuticals Inc (b)	47,495	20,517,840
MannKind Corp (b)	2,185,101	7,167,131
Mineralys Therapeutics Inc (b)	421,700	12,338,942
Mirum Pharmaceuticals Inc (b)	20,400	1,882,716
Moderna Inc (b)	1,432,529	76,740,579
MoonLake Immunotherapeutics Class A (a)(b)	143,558	2,513,701
Natera Inc (b)	331,532	68,971,917
Neurogene Inc (a)(b)	51,100	1,200,339
Nurix Therapeutics Inc (b)	396,646	6,334,437
Nuvalent Inc Class A (b)	273,399	27,873,028
Olema Pharmaceuticals Inc (b)	693,100	16,773,020
Oruka Therapeutics Inc (b)	475,783	16,371,693
Oruka Therapeutics Inc (b)(d)	76,300	2,625,483
Palvella Therapeutics Inc (b)	16,700	2,254,834
Perspective Therapeutics Inc (a)(b)	258,600	1,396,440
Praxis Precision Medicines Inc (b)	390,500	131,500,875
Protagonist Therapeutics Inc (b)	506,713	46,658,133
PTC Therapeutics Inc (b)	134,511	9,172,305
Regeneron Pharmaceuticals Inc	101,316	79,195,678
Replimune Group Inc (a)(b)	1,864,545	14,263,769
Revolution Medicines Inc (b)	438,772	44,763,519
Rhythm Pharmaceuticals Inc (b)	99,803	9,254,732
Roivant Sciences Ltd (b)	1,972,719	57,090,488
Sana Biotechnology Inc (b)	1,263,152	5,317,870
Scholar Rock Holding Corp (a)(b)	1,650,449	73,065,377
Shattuck Labs Inc (b)	391,662	1,535,315
Soleno Therapeutics Inc (b)	87,300	3,410,811
Solid Biosciences Inc (b)	1,791,160	11,123,104
Spyre Therapeutics Inc (b)	401,953	17,287,999
Stoke Therapeutics Inc (b)	792,594	28,858,348
Summit Therapeutics Inc (a)(b)	1,089,169	18,069,314
Tango Therapeutics Inc (a)(b)	586,000	6,528,040
Taysha Gene Therapies Inc (b)	940,476	4,260,356
Tectonic Therapeutic Inc (a)(b)	442,889	10,385,747
TG Therapeutics Inc (a)(b)	66,231	1,992,891
Travere Therapeutics Inc (b)	720,343	21,459,018
Twist Bioscience Corp (b)	170,825	8,015,109
Ultragenyx Pharmaceutical Inc (b)	3,489	81,607
United Therapeutics Corp (b)	44,593	22,470,413
Upstream Bio Inc (b)	234,657	1,802,166
Vaxcyte Inc (b)	470,455	29,045,892
Vera Therapeutics Inc Class A (b)	109,013	4,446,640
Vertex Pharmaceuticals Inc (b)	112,900	56,092,107
Viking Therapeutics Inc (b)	404,257	13,680,057
Viridian Therapeutics Inc (b)	1,001,204	29,415,374
Vor BioPharma Inc (a)(b)	1,536,125	23,717,770
vTv Therapeutics Inc Class A (b)(f)	260,391	9,936,521
X4 Pharmaceuticals Inc (b)	1,685,700	5,798,808
Zenas Biopharma Inc (b)	380,400	10,023,540
Zenas Biopharma Inc (d)	263,137	6,933,660
		4,363,019,616
Health Care Equipment & Supplies - 0.0%
Novocure Ltd (b)	11,113	151,915
Health Care Providers & Services - 0.0%
Blue Marlin Therapeutics, Inc. (e)	1,636	102,250
Scorpion Therapeutics Inc (d)(e)	5,166,448	1,756,592
Scorpion Therapeutics Inc (d)(e)	5,166,448	52
Scorpion Therapeutics Inc rights (b)(d)(e)	5,166,448	4,236,487
		6,095,381
Pharmaceuticals - 6.6%
Adimab LLC (b)(c)(d)(e)	1,954,526	20,698,431
Adimab LLC (b)(c)(d)(e)	1,954,526	9,186,272
Alumis Inc (b)	561,900	16,682,811
Amylyx Pharmaceuticals Inc (b)	1,219,575	18,500,953
Atea Pharmaceuticals Inc (b)	239,734	1,121,955
Axsome Therapeutics Inc (b)	92,303	15,127,539
Corcept Therapeutics Inc (b)	575,646	20,550,562
Crinetics Pharmaceuticals Inc (b)	926,671	38,086,178
Edgewise Therapeutics Inc (a)(b)	776,925	23,649,597
Enliven Therapeutics Inc (b)	363,267	10,785,397
Harmony Biosciences Holdings Inc (b)	17,525	500,164
Jazz Pharmaceuticals PLC (b)	25,600	4,864,512
LB Pharmaceuticals Inc (a)	221,731	5,323,761
LENZ Therapeutics Inc (a)(b)	38,058	513,402
Lexicon Pharmaceuticals Inc (b)	515,300	757,491
Maze Therapeutics Inc (b)	311,885	14,218,837
Nuvation Bio Inc Class A (a)(b)	2,164,933	12,794,754
Ocular Therapeutix Inc (b)	784,000	7,008,960
Optinose Inc warrants 11/23/2027 (b)(e)	91,712	1
Rapport Therapeutics Inc (a)(b)	471,773	13,695,570
Structure Therapeutics Inc ADR (b)	564,438	35,548,305
Tarsus Pharmaceuticals Inc (b)	4,800	362,496
Terns Pharmaceuticals Inc (b)	1,079,186	45,455,315
Trevi Therapeutics Inc (b)	2,288,485	27,278,741
VeraDermics Inc	20,800	953,680
WaVe Life Sciences Ltd (b)	487,140	6,785,860
		350,451,544
TOTAL HEALTH CARE		4,719,718,456
TOTAL UNITED STATES		4,719,718,456
TOTAL COMMON STOCKS (Cost $2,781,322,498)		5,317,321,665

Convertible Preferred Stocks - 0.5%
	Shares	Value ($)
UNITED STATES - 0.5%
Health Care - 0.5%
Biotechnology - 0.5%
Cardurion Pharmaceuticals Inc Series B (b)(d)(e)	1,020,908	5,431,231
ElevateBio LLC Series C (b)(d)(e)	216,600	439,698
Kardigan Inc Series B (d)(e)	93,611	2,000,467
National Resilience LLC Series B (b)(d)(e)	732,064	2,906,294
Neurona Therapeutics Inc Series F (d)(e)	1,618,100	3,802,535
Parabilis Medicines Inc Series F (d)(e)	491,600	3,033,172
Triveni Bio Inc Series B (b)(d)(e)	7,167,431	8,170,871
		25,784,268
Health Care Technology - 0.0%
Candid Therapeutics Series B (b)(d)(e)	1,666,667	2,016,667
Pharmaceuticals - 0.0%
Afferent Pharmaceuticals Inc Series C (b)(d)(e)	8,274,568	83
TOTAL UNITED STATES		27,801,018
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $33,772,342)		27,801,018

Money Market Funds - 2.8%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (g)	3.70	4,866,721	4,867,694
Fidelity Securities Lending Cash Central Fund (g)(h)	3.69	145,706,003	145,720,574
TOTAL MONEY MARKET FUNDS (Cost $150,575,837)			150,588,268

TOTAL INVESTMENT IN SECURITIES - 102.7% (Cost $2,965,670,677)	5,495,710,951
NET OTHER ASSETS (LIABILITIES) - (2.7)%	(145,679,741)
NET ASSETS - 100.0%	5,350,031,210

Legend

(a)	Security or a portion of the security is on loan at period end.
(b)	Non-income producing.
(c)	Investment is owned by a wholly-owned subsidiary (Subsidiary) that is treated as a corporation for U.S. tax purposes.
(d)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $84,255,953 or 1.6% of net assets.

(e)	Level 3 security.
(f)	Affiliated company.
(g)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(h)	Investment made with cash collateral received from securities on loan.
Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
Adimab LLC	9/17/2014 - 6/5/2015	7,861,206

Adimab LLC	9/17/2014 - 6/5/2015	23,546,682

Afferent Pharmaceuticals Inc Series C	7/1/2015	0

CAMP4 Therapeutics Corp	9/9/2025	1,876,707

Candid Therapeutics Series B	8/27/2024	2,000,000

Cardurion Pharmaceuticals Inc Series B	7/10/2024	4,999,999

Crescent Biopharma Inc	10/28/2024 - 12/4/2025	1,988,080

Cyclerion Therapeutics Inc	4/2/2019	1,404,026

ElevateBio LLC Series C	3/9/2021	908,637

Kardigan Inc Series B	10/9/2025	2,000,007

Korro Bio Inc	7/14/2023	1,854,573

MedAvail Holdings Inc	7/2/2012	416,675

National Resilience LLC Series B	12/1/2020	9,999,994

Neurona Therapeutics Inc Series F	3/28/2025	3,333,286

Oruka Therapeutics Inc	9/17/2025	1,144,500

Parabilis Medicines Inc Series F	1/6/2026	3,030,419

Scorpion Therapeutics Inc	3/5/2025	1,704,928

Scorpion Therapeutics Inc	3/5/2025	0

Scorpion Therapeutics Inc rights	3/5/2025	2,841,546

Triveni Bio Inc Series B	9/19/2024	7,500,000

Tubulis GmbH	12/11/2025	3,281,423

Zenas Biopharma Inc	10/8/2025	4,999,603

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	4,965,969	528,831,334	528,930,031	247,956	422	-	4,867,694	4,866,721	0.0%
Fidelity Securities Lending Cash Central Fund	197,694,357	1,045,338,393	1,097,312,770	3,533,101	4,376	(3,782)	145,720,574	145,706,003	0.4%
Total	202,660,326	1,574,169,727	1,626,242,801	3,781,057	4,798	(3,782)	150,588,268

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Consolidated Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.
Other Affiliated Issuers
An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are presented in the table below. Certain corporate actions, such as mergers, are excluded from the amounts in this table if applicable. A dash in the Value end of period ($) and Shares end of period columns means either the issuer is no longer held at period end, or the issuer is held at period end but is no longer an affiliate.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period
ArriVent Biopharma Inc	46,452,675	8,000,851	15,145,838	-	1,440,439	(2,158,458)	-	-
Candel Therapeutics Inc	49,766,187	1,999,997	-	-	-	(20,728,441)	31,037,743	5,911,951
Crescent Biopharma Inc	-	1,999,994	-	-	-	(184,953)	-	-
Krystal Biotech Inc	336,581,669	-	16,012,382	-	10,672,382	166,708,055	497,949,724	1,806,522
Sensorion SA	12,663,941	-	782,476	-	(2,747,694)	(1,347,368)	-	-
Vor BioPharma Inc	-	42,724,335	13,293,943	-	(14,069,142)	8,356,520	-	-
vTv Therapeutics Inc Class A	3,474,900	1,925,198	313,043	-	162,592	4,686,874	9,936,521	260,391
Total	448,939,372	56,650,375	45,547,682	-	(4,541,423)	155,332,229	538,923,988

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of February 28, 2026, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Common Stocks
Consumer Staples	-	-	-	-
Health Care	5,317,321,665	5,241,178,374	35,032,126	41,111,165

Convertible Preferred Stocks
Health Care	27,801,018	-	-	27,801,018

Money Market Funds	150,588,268	150,588,268	-	-
Total Investments in Securities:	5,495,710,951	5,391,766,642	35,032,126	68,912,183
The following is a reconciliation of consolidated Investments in Securities for which Level 3 inputs were used in determining value. Beginning balances have been updated to conform to current period presentation, as applicable.
	Beginning Balance ($)	Net Realized Gain (Loss) on Investment Securities ($)	Net Unrealized Gain (Loss) on Investment Securities ($)	Cost of Purchases ($)	Proceeds of Sales ($)	Amortization/ Accretion ($)	Transfers into Level 3 ($)	Transfers out of Level 3 ($)	Ending Balance ($)	The change in unrealized gain (loss) for the period attributable to Level 3 securities held at February 28, 2026 ($)
Common Stocks	47,480,212	(1,347,506)	(11,712,867)	10,660,463	(3,969,501)	-	364	-	41,111,165	(15,115,343)
Convertible Preferred Stocks	63,589,913	7,255,752	(21,652,587)	8,363,712	(29,755,772)	-	-	-	27,801,018	(15,655,252)

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Cost of purchases and proceeds of sales may include securities received and/or delivered through in-kind transactions, corporate actions or exchanges. Transfers into Level 3 were attributable to a lack of observable market data resulting from decreases in market activity, decreases in liquidity, security restructurings or corporate actions. Transfers out of Level 3 were attributable to observable market data becoming available for those securities. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. Realized and unrealized gains (losses) disclosed in the reconciliation are included in net gain (loss) on the Fund's consolidated Statement of Operations.

Biotechnology Portfolio
Consolidated Financial Statements
Consolidated Statement of Assets and Liabilities
As of February 28, 2026
Assets
Investment in securities, at value (including securities loaned of $162,228,017) - See accompanying schedule:
Unaffiliated issuers (cost $2,706,451,891)	$4,806,198,695
Fidelity Central Funds (cost $150,575,837)	150,588,268
Other affiliated issuers (cost $108,642,949)	538,923,988

Total Investment in Securities (cost $2,965,670,677)		$5,495,710,951
Foreign currency held at value (cost $82,254)		82,162
Receivable for investments sold		3,143,762
Receivable for fund shares sold		528,315
Dividends receivable		3,715,291
Distributions receivable from Fidelity Central Funds		116,973
Prepaid expenses		2,111
Other receivables		1,630,393
Total assets		5,504,929,958
Liabilities
Payable for investments purchased	$359,114
Payable for fund shares redeemed	2,069,365
Accrued management fee	2,668,808
Deferred taxes	2,559,821
Other payables and accrued expenses	1,682,728
Collateral on securities loaned	145,558,912
Total liabilities		154,898,748
Net Assets		$5,350,031,210
Net Assets consist of:
Paid in capital		$2,693,658,771
Total accumulated earnings (loss)		2,656,372,439
Net Assets		$5,350,031,210
Net Asset Value, offering price and redemption price per share ($5,350,031,210 ÷ 204,822,698 shares)		$26.12
Consolidated Statement of Operations
Year ended February 28, 2026
Investment Income
Dividends		$43,569,908
Income from Fidelity Central Funds (including $3,533,101 from security lending)		3,781,057
Security lending		29,466
Total income		47,380,431
Expenses
Management fee	$27,217,667
Custodian fees and expenses	166,527
Independent trustees' fees and expenses	16,377
Registration fees	65,463
Audit fees	105,650
Legal	4,027
Miscellaneous	15,665
Total expenses before reductions	27,591,376
Expense reductions	(12,367)
Total expenses after reductions		27,579,009
Net Investment income (loss)		19,801,422
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	517,561,798
Fidelity Central Funds	4,798
Other affiliated issuers	(4,541,423)
Foreign currency transactions	8,207
Total net realized gain (loss)		513,033,380
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers (net of decrease in deferred taxes of $4,159,676)	747,335,697
Fidelity Central Funds	(3,782)
Other affiliated issuers	155,332,229
Unfunded commitments	(987,443)
Assets and liabilities in foreign currencies	44,641
Total change in net unrealized appreciation (depreciation)		901,721,342
Net gain (loss)		1,414,754,722
Net increase (decrease) in net assets resulting from operations		$1,434,556,144
Consolidated Statement of Changes in Net Assets

	Year ended February 28, 2026	Year ended February 28, 2025
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$19,801,422	$15,895,824
Net realized gain (loss)	513,033,380	208,907,835
Change in net unrealized appreciation (depreciation)	901,721,342	(145,519,712)
Net increase (decrease) in net assets resulting from operations	1,434,556,144	79,283,947
Distributions to shareholders	(127,305,386)	(53,021,964)

Share transactions
Proceeds from sales of shares	488,134,785	188,080,503
Reinvestment of distributions	117,224,124	49,131,977
Cost of shares redeemed	(835,510,849)	(905,073,470)

Net increase (decrease) in net assets resulting from share transactions	(230,151,940)	(667,860,990)
Total increase (decrease) in net assets	1,077,098,818	(641,599,007)

Net Assets
Beginning of period	4,272,932,392	4,914,531,399
End of period	$5,350,031,210	$4,272,932,392

Other Information
Shares
Sold	21,906,020	9,390,164
Issued in reinvestment of distributions	4,842,748	2,580,968
Redeemed	(39,572,739)	(45,900,263)
Net increase (decrease)	(12,823,971)	(33,929,131)

Consolidated Financial Highlights
Biotechnology Portfolio

Years ended February 28,	2026	2025	2024 A	2023	2022
Selected Per-Share Data
Net asset value, beginning of period	$19.63	$19.53	$15.96	$15.78	$25.52
Income from Investment Operations
Net investment income (loss) B,C	.10	.07	.03	(.01)	(.03)
Net realized and unrealized gain (loss)	7.01	.26 D	3.62	.19	(6.91)
Total from investment operations	7.11	.33	3.65	.18	(6.94)
Distributions from net investment income	(.50)	(.23)	(.08)	-	(.03)
Distributions from net realized gain	(.12)	-	-	-	(2.77)
Total distributions	(.62)	(.23)	(.08)	-	(2.80)
Net asset value, end of period	$26.12	$19.63	$19.53	$15.96	$15.78
Total Return E	36.48%	1.72% D	22.99%	1.14%	(29.49)%
Ratios to Average Net Assets C,F,G
Expenses before reductions	.62%	.63%	.71%	.72%	.69%
Expenses net of fee waivers, if any	.62%	.63%	.71%	.71%	.69%
Expenses net of all reductions, if any	.62%	.63%	.71%	.71%	.69%
Net investment income (loss)	.45%	.34%	.15%	(.05)%	(.14)%
Supplemental Data
Net assets, end of period (000 omitted)	$5,350,031	$4,272,932	$4,914,531	$4,969,107	$5,280,692
Portfolio turnover rate H	45%	38%	52% I	51%	46%

AFor the year ended February 29.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DNet realized and unrealized gain (loss) per share reflects proceeds received from litigation which amounted to $.02 per share. Excluding these litigation proceeds, the total return would have been 1.62%.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Consolidated Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
IPortfolio turnover rate excludes securities received or delivered in-kind.
Health Care Portfolio
Consolidated Schedule of Investments February 28, 2026
Showing Percentage of Net Assets
Common Stocks - 98.0%
	Shares	Value ($)
BELGIUM - 2.6%
Health Care - 2.6%
Pharmaceuticals - 2.6%
UCB SA	540,000	160,983,547
CANADA - 0.9%
Health Care - 0.9%
Biotechnology - 0.9%
Xenon Pharmaceuticals Inc (b)	1,290,000	55,766,700
DENMARK - 2.9%
Health Care - 2.9%
Biotechnology - 2.9%
Ascendis Pharma A/S ADR (b)	716,000	167,186,000
Galecto Inc (b)(c)	500,000	14,790,000

TOTAL DENMARK		181,976,000
FRANCE - 0.4%
Health Care - 0.4%
Life Sciences Tools & Services - 0.4%
Sartorius Stedim Biotech	128,000	27,692,923
GERMANY - 0.6%
Health Care - 0.6%
Biotechnology - 0.6%
BioNTech SE ADR (b)(c)	280,000	30,864,400
Tubulis GmbH (d)(e)(f)	12,300	4,415,041

TOTAL GERMANY		35,279,441
NETHERLANDS - 3.4%
Health Care - 3.4%
Biotechnology - 3.0%
Argenx SE ADR (b)	200,000	153,384,000
Newamsterdam Pharma Co NV (b)	670,000	23,758,200
uniQure NV (b)(c)	540,000	8,440,200
		185,582,400
Pharmaceuticals - 0.4%
Pharvaris NV (b)	800,000	22,712,000
TOTAL NETHERLANDS		208,294,400
UNITED KINGDOM - 0.3%
Health Care - 0.3%
Biotechnology - 0.3%
Immunocore Holdings PLC ADR (b)(c)	500,000	16,150,000
UNITED STATES - 86.9%
Health Care - 86.9%
Biotechnology - 30.4%
AbbVie Inc	1,140,000	264,571,201
Acumen Pharmaceuticals Inc (b)	1,140,000	3,579,600
Alnylam Pharmaceuticals Inc (b)	340,000	113,192,800
Annexon Inc (b)	1,200,000	6,720,000
Apogee Therapeutics Inc (b)	79,691	5,578,370
BeOne Medicines Ltd ADR (b)	90,000	28,529,100
Biogen Inc (b)	50,000	9,591,000
Caris Life Sciences Inc (b)	3,155,939	63,560,611
Centessa Pharmaceuticals PLC ADR (b)	1,650,000	44,319,000
CG oncology Inc (b)(c)	750,000	44,100,000
Cogent Biosciences Inc (b)	2,560,000	99,456,000
Cytokinetics Inc (b)(c)	600,000	37,332,000
CytomX Therapeutics Inc (b)	3,400,000	18,258,000
Disc Medicine Inc (b)(c)	650,000	43,303,000
Gilead Sciences Inc	1,080,000	160,866,000
Immunome Inc (b)	46,826	1,023,616
Insmed Inc (b)	560,000	83,624,800
Jade Biosciences Inc	400,000	5,932,000
Kiniksa Pharmaceuticals International Plc Class A (b)	800,000	35,592,000
Kymera Therapeutics Inc (b)	273,469	24,981,393
Legend Biotech Corp ADR (b)	2,800,000	53,200,000
Mineralys Therapeutics Inc (b)	1,000,000	29,260,000
Mirum Pharmaceuticals Inc (b)	128,000	11,813,120
Moderna Inc (b)(c)	1,560,000	83,569,200
Nuvalent Inc Class A (b)	760,000	77,482,000
Olema Pharmaceuticals Inc (b)	1,350,000	32,670,000
Oruka Therapeutics Inc (b)	1,006,510	34,634,009
Oruka Therapeutics Inc (b)(d)	103,500	3,561,435
Praxis Precision Medicines Inc (b)	160,000	53,880,000
Revolution Medicines Inc (b)	100,000	10,202,000
Roivant Sciences Ltd (b)	1,280,000	37,043,200
Scholar Rock Holding Corp (b)	116,515	5,158,119
Soleno Therapeutics Inc (b)(c)	400,000	15,628,000
Spyre Therapeutics Inc (b)(c)	940,000	40,429,400
Stoke Therapeutics Inc (b)	750,000	27,307,500
Summit Therapeutics Inc (b)(c)	1,000,000	16,590,000
Travere Therapeutics Inc (b)	550,000	16,384,500
Upstream Bio Inc (b)	800,000	6,144,000
Vaxcyte Inc (b)	1,000,000	61,740,000
Veracyte Inc (b)	1,040,000	38,053,600
Viking Therapeutics Inc (b)(c)	600,000	20,304,000
Viridian Therapeutics Inc (b)	2,840,000	83,439,200
Zenas Biopharma Inc (b)(c)	1,080,000	28,458,000
Zenas Biopharma Inc (d)	160,865	4,238,793
		1,885,300,567
Health Care Equipment & Supplies - 12.4%
Boston Scientific Corp (b)	4,850,000	372,722,500
Edwards Lifesciences Corp (b)	1,600,000	138,352,000
Insulet Corp (b)	260,000	64,118,600
Intuitive Surgical Inc (b)	100,000	50,351,000
Kestra Medical Technologies Ltd (b)	900,000	20,952,000
Medical Microinstruments Inc/Italy warrants 2/16/2031 (b)(d)(e)	15,815	200,060
Medline Inc Class A	1,000,000	47,510,000
Outset Medical Inc (b)(g)	1,520,000	5,304,800
Saluda Medical Inc (d)(h)	338,168	2,502,835
Saluda Medical Inc depository receipt	1,600,000	1,184,186
Shoulder Innovations Inc (i)	448,586	6,082,826
Shoulder Innovations Inc	96,700	1,311,252
Stryker Corp	150,000	58,119,000
		768,711,059
Health Care Providers & Services - 10.4%
Alignment Healthcare Inc (b)	2,000,000	38,440,000
BrightSpring Health Services Inc (b)	2,080,000	86,174,400
Cencora Inc	208,000	77,405,120
Cigna Group/The	100,000	28,982,000
CVS Health Corp	1,500,000	119,850,000
Guardant Health Inc (b)	194,000	18,216,600
LifeStance Health Group Inc (b)	4,541,000	32,876,840
McKesson Corp	95,000	93,800,150
Omada Health Inc (c)	850,000	10,438,000
Privia Health Group Inc (b)	2,280,000	54,150,000
Surgery Partners Inc (b)(c)	57,822	896,241
UnitedHealth Group Inc	280,000	82,115,600
		643,344,951
Health Care Technology - 2.3%
HeartFlow Inc (c)	950,000	22,002,000
Veeva Systems Inc Class A (b)	300,000	54,603,000
Waystar Holding Corp (b)	2,500,000	64,125,000
		140,730,000
Life Sciences Tools & Services - 10.2%
10X Genomics Inc Class A (b)	1,600,000	36,880,000
10X Genomics Inc Class B (b)	500,000	11,525,000
Bio-Techne Corp	140,000	8,260,000
Danaher Corp	1,880,000	396,003,200
IQVIA Holdings Inc (b)	60,000	10,728,600
Repligen Corp (b)(c)	428,000	55,096,440
Thermo Fisher Scientific Inc	212,000	110,475,320
		628,968,560
Pharmaceuticals - 21.2%
Amylyx Pharmaceuticals Inc (b)	1,420,000	21,541,400
Axsome Therapeutics Inc (b)	118,000	19,339,020
Contineum Therapeutics Inc Class A (b)	450,000	6,903,000
Crinetics Pharmaceuticals Inc (b)(c)	1,280,000	52,608,000
Eli Lilly & Co	408,000	429,211,920
Enliven Therapeutics Inc (b)(c)	1,280,000	38,003,200
Johnson & Johnson	1,400,000	347,802,000
MBX Biosciences Inc (b)	280,000	9,114,000
Merck & Co Inc	1,280,000	158,489,600
Ocular Therapeutix Inc (b)	494,535	4,421,143
Rapport Therapeutics Inc (b)	285,000	8,273,550
Roche Holding AG non-voting shares	160,000	76,144,233
Royalty Pharma PLC Class A	1,500,000	69,315,000
Structure Therapeutics Inc ADR (b)	620,000	39,047,600
Trevi Therapeutics Inc (b)	1,000,000	11,920,000
WaVe Life Sciences Ltd (b)	1,600,000	22,288,000
		1,314,421,666
TOTAL UNITED STATES		5,381,476,803
TOTAL COMMON STOCKS (Cost $4,007,731,739)		6,067,619,814

Convertible Corporate Bonds - 0.1%
	Principal Amount (a)	Value ($)
UNITED STATES - 0.1%
Health Care - 0.1%
Health Care Equipment & Supplies - 0.1%
Kardium Inc/US 10% 12/31/2026 (d)(e)	3,997,150	4,603,917
Health Care Technology - 0.0%
Wugen Inc 0% 12/31/2199 (d)(e)(j)	2,299,153	2,397,327
Pharmaceuticals - 0.0%
Galvanize Therapeutics 10% 2/28/2027 (d)(e)	1,748,893	2,285,278
TOTAL UNITED STATES		9,286,522
TOTAL CONVERTIBLE CORPORATE BONDS (Cost $9,022,223)		9,286,522

Convertible Preferred Stocks - 1.6%
	Shares	Value ($)
CHINA - 0.0%
Health Care - 0.0%
Health Care Providers & Services - 0.0%
dMed Biopharmaceutical Co Ltd Series C (b)(d)(e)	330,316	2,110,719
ISRAEL - 0.1%
Health Care - 0.1%
Health Care Equipment & Supplies - 0.1%
InSightec Ltd Series G (b)(d)(e)	11,853,768	8,890,326
UNITED STATES - 1.5%
Health Care - 1.4%
Biotechnology - 0.7%
Asimov Inc Series B (b)(d)(e)	101,438	2,620,144
Cleerly Inc Series C (b)(d)(e)	1,285,367	16,092,795
Element Biosciences Inc Series C (b)(d)(e)	572,265	6,397,923
Element Biosciences Inc Series D (b)(d)(e)	413,355	3,112,563
Element Biosciences Inc Series D1 (b)(d)(e)	413,355	3,112,563
ElevateBio LLC Series C (b)(d)(e)	254,900	517,447
Endeavor BioMedicines Inc Series C (b)(d)(e)	1,366,212	8,907,702
Parabilis Medicines Inc Series F (d)(e)	869,000	5,361,730
		46,122,867
Health Care Equipment & Supplies - 0.4%
Kardium Inc/US Series D-7 (d)(e)	15,888,877	9,056,660
Kardium Inc/US Series D-7 (d)(e)	3,477,566	1,982,213
Kardium Inc/US Series D-7 (d)(e)	723,517	412,405
Medical Microinstruments Inc/Italy Series C (b)(d)(e)	316,310	10,605,874
		22,057,152
Health Care Providers & Services - 0.0%
Thriveworks Topco LLC Class B (b)(d)(e)(f)	473,270	1,443,474
Health Care Technology - 0.2%
Aledade Inc Series B1 (b)(d)(e)	201,220	5,440,989
Aledade Inc Series E1 (b)(d)(e)	56,664	1,532,195
Candid Therapeutics Series B (b)(d)(e)	3,162,302	3,826,385
Wugen Inc Series B (b)(d)(e)	454,342	704,230
		11,503,799
Pharmaceuticals - 0.1%
Galvanize Therapeutics Series B (b)(d)(e)	3,696,429	2,661,428
Galvanize Therapeutics Series C-1 (d)(e)	5,823,768	2,620,695
		5,282,123
TOTAL HEALTH CARE		86,409,415
Materials - 0.1%
Chemicals - 0.1%
Manus Bio Inc Series One-6 (d)(e)	1,079,396	3,594,389
TOTAL UNITED STATES		90,003,804
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $144,812,819)		101,004,849

Money Market Funds - 3.9%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (k)	3.70	23,324,912	23,329,577
Fidelity Securities Lending Cash Central Fund (k)(l)	3.69	216,310,817	216,332,448
TOTAL MONEY MARKET FUNDS (Cost $239,660,275)			239,662,025

TOTAL INVESTMENT IN SECURITIES - 103.6% (Cost $4,401,227,056)	6,417,573,210
NET OTHER ASSETS (LIABILITIES) - (3.6)%	(223,471,650)
NET ASSETS - 100.0%	6,194,101,560

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Non-income producing.
(c)	Security or a portion of the security is on loan at period end.
(d)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $125,209,535 or 2.0% of net assets.

(e)	Level 3 security.
(f)	Investment is owned by a wholly-owned subsidiary (Subsidiary) that is treated as a corporation for U.S. tax purposes.
(g)	Affiliated company.
(h)
Security is subject to lock-up or market standoff agreement. Fair value is based on the unadjusted market price of the equivalent equity security. At the end of the period, the total value of unadjusted equity securities subject to contractual sale restrictions is $2,502,835 with varying restriction expiration dates. Under normal market conditions, there are no circumstances that could cause the restrictions to lapse.

(i)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $6,082,826 or 0.1% of net assets.

(j)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(k)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(l)	Investment made with cash collateral received from securities on loan.
Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
Aledade Inc Series B1	5/7/2021	7,704,855

Aledade Inc Series E1	5/20/2022	2,822,683

Asimov Inc Series B	10/29/2021	9,401,345

Candid Therapeutics Series B	8/27/2024	3,794,762

Cleerly Inc Series C	7/8/2022	15,142,394

dMed Biopharmaceutical Co Ltd Series C	12/1/2020	4,691,527

Element Biosciences Inc Series C	6/21/2021	11,763,881

Element Biosciences Inc Series D	6/28/2024	3,242,067

Element Biosciences Inc Series D1	6/28/2024	3,242,067

ElevateBio LLC Series C	3/9/2021	1,069,306

Endeavor BioMedicines Inc Series C	4/22/2024	8,913,987

Galvanize Therapeutics 10% 2/28/2027	7/7/2025	2,234,560

Galvanize Therapeutics Series B	3/29/2022	6,399,572

Galvanize Therapeutics Series C-1	7/7/2025	2,562,458

InSightec Ltd Series G	6/17/2024	10,523,775

Kardium Inc/US 10% 12/31/2026	5/31/2024 - 12/31/2025	4,488,510

Kardium Inc/US Series D-7	5/31/2024 - 6/30/2025	7,156,596

Kardium Inc/US Series D-7	8/6/2024	112,555

Kardium Inc/US Series D-7	8/6/2024	1,688,115

Manus Bio Inc Series One-6	3/30/2021	11,322,073

Medical Microinstruments Inc/Italy Series C	2/16/2024	10,543,783

Medical Microinstruments Inc/Italy warrants 2/16/2031	2/16/2024	0

Oruka Therapeutics Inc	9/17/2025	1,552,500

Parabilis Medicines Inc Series F	1/6/2026	5,356,864

Saluda Medical Inc	3/12/2023 - 10/30/2025	12,840,493

Thriveworks Topco LLC Class B	7/23/2021 - 2/25/2022	13,584,368

Tubulis GmbH	12/11/2025	4,387,120

Wugen Inc 0% 12/31/2199	6/14/2024	2,299,153

Wugen Inc Series B	7/9/2021	3,523,377

Zenas Biopharma Inc	10/8/2025	3,056,435

Additional information on each lock-up restriction is as follows:
Security	Restriction Expiration Date
Saluda Medical Inc	3/31/2027

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	13,904,113	1,185,398,161	1,175,966,674	1,064,679	(6,023)	-	23,329,577	23,324,912	0.0%
Fidelity Securities Lending Cash Central Fund	56,507,844	1,067,994,390	908,168,065	920,425	(1,721)	-	216,332,448	216,310,817	0.6%
Total	70,411,957	2,253,392,551	2,084,134,739	1,985,104	(7,744)	-	239,662,025

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Consolidated Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.
Other Affiliated Issuers
An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are presented in the table below. Certain corporate actions, such as mergers, are excluded from the amounts in this table if applicable. A dash in the Value end of period ($) and Shares end of period columns means either the issuer is no longer held at period end, or the issuer is held at period end but is no longer an affiliate.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period
Galecto Inc	-	7,926,374	-	-	-	6,144,936	-	-
Outset Medical Inc	-	2,532,278	-	-	-	(13,222,278)	5,304,800	1,520,000
Total	-	10,458,652	-	-	-	(7,077,342)	5,304,800

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of February 28, 2026, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Common Stocks
Health Care	6,067,619,814	5,986,860,480	76,144,233	4,615,101

Convertible Corporate Bonds
Health Care	9,286,522	-	-	9,286,522

Convertible Preferred Stocks
Health Care	97,410,460	-	-	97,410,460
Materials	3,594,389	-	-	3,594,389

Money Market Funds	239,662,025	239,662,025	-	-
Total Investments in Securities:	6,417,573,210	6,226,522,505	76,144,233	114,906,472
The following is a reconciliation of consolidated Investments in Securities for which Level 3 inputs were used in determining value. Beginning balances have been updated to conform to current period presentation, as applicable.
	Beginning Balance ($)	Net Realized Gain (Loss) on Investment Securities ($)	Net Unrealized Gain (Loss) on Investment Securities ($)	Cost of Purchases ($)	Proceeds of Sales ($)	Amortization/ Accretion ($)	Transfers into Level 3 ($)	Transfers out of Level 3 ($)	Ending Balance ($)	The change in unrealized gain (loss) for the period attributable to Level 3 securities held at February 28, 2026 ($)
Common Stocks	5,140,163	-	3,042,500	4,387,120	(7,954,682)	-	-	-	4,615,101	31,085
Convertible Preferred Stocks	115,066,978	-	22,506,484	19,336,355	(37,290,843)	-	-	(18,614,125)	101,004,849	219,279
Convertible Corporate Bonds	9,503,755	1,490,918	3,981,220	2,411,070	(4,797,018)	-	-	(3,303,423)	9,286,522	4,427,544
Preferred Securities	12,953,853	-	(13,343,254)	389,401	-	-	-	-	-	(13,343,254)

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Cost of purchases and proceeds of sales may include securities received and/or delivered through in-kind transactions, corporate actions or exchanges. Transfers into Level 3 were attributable to a lack of observable market data resulting from decreases in market activity, decreases in liquidity, security restructurings or corporate actions. Transfers out of Level 3 were attributable to observable market data becoming available for those securities. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. Realized and unrealized gains (losses) disclosed in the reconciliation are included in net gain (loss) on the Fund's consolidated Statement of Operations.

Health Care Portfolio
Consolidated Financial Statements
Consolidated Statement of Assets and Liabilities
As of February 28, 2026
Assets
Investment in securities, at value (including securities loaned of $226,006,917) - See accompanying schedule:
Unaffiliated issuers (cost $4,143,039,703)	$6,172,606,385
Fidelity Central Funds (cost $239,660,275)	239,662,025
Other affiliated issuers (cost $18,527,078)	5,304,800

Total Investment in Securities (cost $4,401,227,056)		$6,417,573,210
Foreign currency held at value (cost $70,314)		71,592
Receivable for investments sold		8,803,724
Receivable for fund shares sold		1,204,325
Dividends receivable		4,540,416
Interest receivable		454,617
Distributions receivable from Fidelity Central Funds		120,539
Prepaid expenses		3,169
Other receivables		1,195,322
Total assets		6,433,966,914
Liabilities
Payable for investments purchased	$14,934,555
Payable for fund shares redeemed	4,365,053
Accrued management fee	3,075,375
Other payables and accrued expenses	1,178,027
Collateral on securities loaned	216,312,344
Total liabilities		239,865,354
Commitments and contingent liabilities (see Significant Accounting Policies note)
Net Assets		$6,194,101,560
Net Assets consist of:
Paid in capital		$3,564,810,679
Total accumulated earnings (loss)		2,629,290,881
Net Assets		$6,194,101,560
Net Asset Value, offering price and redemption price per share ($6,194,101,560 ÷ 218,226,625 shares)		$28.38
Consolidated Statement of Operations
Year ended February 28, 2026
Investment Income
Dividends		$32,932,953
Interest		281,534
Income from Fidelity Central Funds (including $920,425 from security lending)		1,985,104
Security lending		27,732
Total income		35,227,323
Expenses
Management fee	$37,373,077
Custodian fees and expenses	181,844
Independent trustees' fees and expenses	24,001
Registration fees	55,117
Audit fees	60,268
Legal	3,915
Interest	20,865
Miscellaneous	23,521
Total expenses before reductions	37,742,608
Expense reductions	(4,142)
Total expenses after reductions		37,738,466
Net Investment income (loss)		(2,511,143)
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	1,148,660,928
Fidelity Central Funds	(7,744)
Other affiliated issuers	(9,905,622)
Foreign currency transactions	301,881
Total net realized gain (loss)		1,139,049,443
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	(500,093,341)
Affiliated issuers	(7,077,342)
Unfunded commitments	585,076
Assets and liabilities in foreign currencies	186,045
Total change in net unrealized appreciation (depreciation)		(506,399,562)
Net gain (loss)		632,649,881
Net increase (decrease) in net assets resulting from operations		$630,138,738
Consolidated Statement of Changes in Net Assets

	Year ended February 28, 2026	Year ended February 28, 2025
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$(2,511,143)	$(6,562,240)
Net realized gain (loss)	1,139,049,443	671,172,651
Change in net unrealized appreciation (depreciation)	(506,399,562)	(516,216,800)
Net increase (decrease) in net assets resulting from operations	630,138,738	148,393,611
Distributions to shareholders	(575,051,331)	(707,917,595)

Share transactions
Proceeds from sales of shares	271,304,878	245,582,352
Reinvestment of distributions	521,111,685	643,544,261
Cost of shares redeemed	(1,386,642,339)	(1,509,305,032)

Net increase (decrease) in net assets resulting from share transactions	(594,225,776)	(620,178,419)
Total increase (decrease) in net assets	(539,138,369)	(1,179,702,403)

Net Assets
Beginning of period	6,733,239,929	7,912,942,332
End of period	$6,194,101,560	$6,733,239,929

Other Information
Shares
Sold	9,794,446	8,294,953
Issued in reinvestment of distributions	18,628,849	23,014,058
Redeemed	(51,300,479)	(51,006,439)
Net increase (decrease)	(22,877,184)	(19,697,428)

Consolidated Financial Highlights
Health Care Portfolio

Years ended February 28,	2026	2025	2024 A	2023	2022
Selected Per-Share Data
Net asset value, beginning of period	$27.93	$30.34	$27.18	$28.30	$32.18
Income from Investment Operations
Net investment income (loss) B,C	(.01)	(.03)	(.02)	(.03)	(.03)
Net realized and unrealized gain (loss)	3.12	.56	3.18	(.50)	(.92)
Total from investment operations	3.11	.53	3.16	(.53)	(.95)
Distributions from net investment income	(.13)	(.01)	-	-	(.04) D
Distributions from net realized gain	(2.53)	(2.93)	-	(.59)	(2.89) D
Total distributions	(2.66)	(2.94)	-	(.59)	(2.93)
Net asset value, end of period	$28.38	$27.93	$30.34	$27.18	$28.30
Total Return E	11.42%	1.94%	11.63%	(2.05)%	(3.67)%
Ratios to Average Net Assets C,F,G
Expenses before reductions	.62%	.63%	.69%	.69%	.68%
Expenses net of fee waivers, if any	.62%	.63%	.68%	.68%	.67%
Expenses net of all reductions, if any	.62%	.63%	.68%	.68%	.67%
Net investment income (loss)	(.04)%	(.09)%	(.06)%	(.10)%	(.10)%
Supplemental Data
Net assets, end of period (000 omitted)	$6,194,102	$6,733,240	$7,912,942	$8,153,464	$8,999,209
Portfolio turnover rate H	69%	40%	46%	40%	31%

AFor the year ended February 29.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DThe amount shown reflects reclassifications related to book to tax differences that were made in the year shown.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Consolidated Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Health Care Services Portfolio
Consolidated Schedule of Investments February 28, 2026
Showing Percentage of Net Assets
Common Stocks - 99.6%
	Shares	Value ($)
UNITED STATES - 99.6%
Health Care - 99.6%
Health Care Equipment & Supplies - 0.1%
Medline Inc Class A	14,600	693,646
Health Care Providers & Services - 98.7%
Acadia Healthcare Co Inc (a)(b)	295,999	6,938,217
Addus HomeCare Corp (a)(b)	74,961	7,760,712
Alignment Healthcare Inc (a)	1,151,400	22,129,908
Astrana Health Inc (a)(b)	430,390	8,749,829
BrightSpring Health Services Inc (a)(b)	586,700	24,306,981
Cardinal Health Inc	127,586	29,246,539
Cencora Inc	152,468	56,739,442
Centene Corp (a)	1,584	71,090
Chemed Corp	64,400	26,404,644
Cigna Group/The	130,472	37,813,395
Cross Country Healthcare Inc (a)	553,100	4,811,970
CVS Health Corp	1,070,770	85,554,523
Elevance Health Inc	130,461	41,747,520
Encompass Health Corp	147,400	15,901,512
GeneDx Holdings Corp Class A (a)	98,700	7,867,377
Guardant Health Inc (a)	48,666	4,569,737
HCA Healthcare Inc	68,767	36,425,880
HealthEquity Inc (a)(b)	120,187	9,193,104
Henry Schein Inc (a)	125,000	10,298,750
Hinge Health Inc Class A (a)	44,200	1,889,992
Labcorp Holdings Inc	77,630	22,444,386
LifeStance Health Group Inc (a)	1,791,568	12,970,952
Lumexa Imaging Holdings Inc (b)	464,300	6,565,202
McKesson Corp	101,200	99,921,844
Molina Healthcare Inc (a)	60,600	9,335,430
NeoGenomics Inc (a)	149,300	1,467,619
Option Care Health Inc (a)	100	3,244
PACS Group Inc (a)	138,400	5,052,984
Pediatrix Medical Group Inc (a)(b)	749,100	14,869,635
Privia Health Group Inc (a)	829,264	19,695,020
Surgery Partners Inc (a)(b)	496,957	7,702,834
Tenet Healthcare Corp (a)	126,900	30,378,591
UnitedHealth Group Inc	404,062	118,499,263
US Physical Therapy Inc (b)	151,408	12,560,808
		799,888,934
Health Care Technology - 0.8%
Waystar Holding Corp (a)	265,100	6,799,815
TOTAL UNITED STATES		807,382,395
TOTAL COMMON STOCKS (Cost $482,039,317)		807,382,395

Convertible Preferred Stocks - 0.5%
	Shares	Value ($)
UNITED STATES - 0.5%
Health Care - 0.5%
Health Care Providers & Services - 0.0%
Thriveworks Topco LLC Class B (a)(c)(d)(e)	69,639	212,399
Health Care Technology - 0.5%
Aledade Inc Series B1 (a)(c)(d)	52,232	1,412,353
Aledade Inc Series E1 (a)(c)(d)	40,149	1,085,629
Aledade Inc Series F (a)(c)(d)	59,859	1,618,587
		4,116,569
TOTAL UNITED STATES		4,328,968
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $9,219,803)		4,328,968

Money Market Funds - 3.8%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (f)	3.70	1,085,000	1,085,217
Fidelity Securities Lending Cash Central Fund (f)(g)	3.69	29,961,990	29,964,986
TOTAL MONEY MARKET FUNDS (Cost $31,050,203)			31,050,203

TOTAL INVESTMENT IN SECURITIES - 103.9% (Cost $522,309,323)	842,761,566
NET OTHER ASSETS (LIABILITIES) - (3.9)%	(31,358,870)
NET ASSETS - 100.0%	811,402,696

Legend

(a)	Non-income producing.
(b)	Security or a portion of the security is on loan at period end.
(c)	Level 3 security.
(d)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $4,328,968 or 0.5% of net assets.

(e)	Investment is owned by a wholly-owned subsidiary (Subsidiary) that is treated as a corporation for U.S. tax purposes.
(f)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(g)	Investment made with cash collateral received from securities on loan.
Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
Aledade Inc Series B1	5/7/2021	2,000,000

Aledade Inc Series E1	5/20/2022	1,999,998

Aledade Inc Series F	6/7/2023	2,999,984

Thriveworks Topco LLC Class B	7/23/2021 - 2/25/2022	1,998,863

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	1,773,554	150,142,585	150,829,883	89,739	(1,039)	-	1,085,217	1,085,000	0.0%
Fidelity Securities Lending Cash Central Fund	14,351,080	304,076,955	288,464,291	31,946	1,242	-	29,964,986	29,961,990	0.1%
Total	16,124,634	454,219,540	439,294,174	121,685	203	-	31,050,203

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Consolidated Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.
Investment Valuation

The following is a summary of the inputs used, as of February 28, 2026, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Common Stocks
Health Care	807,382,395	807,382,395	-	-

Convertible Preferred Stocks
Health Care	4,328,968	-	-	4,328,968

Money Market Funds	31,050,203	31,050,203	-	-
Total Investments in Securities:	842,761,566	838,432,598	-	4,328,968
Health Care Services Portfolio
Consolidated Financial Statements
Consolidated Statement of Assets and Liabilities
As of February 28, 2026
Assets
Investment in securities, at value (including securities loaned of $36,049,342) - See accompanying schedule:
Unaffiliated issuers (cost $491,259,120)	$811,711,363
Fidelity Central Funds (cost $31,050,203)	31,050,203

Total Investment in Securities (cost $522,309,323)		$842,761,566
Receivable for investments sold		10,460,454
Receivable for fund shares sold		146,456
Dividends receivable		187,442
Distributions receivable from Fidelity Central Funds		4,020
Prepaid expenses		483
Other receivables		132,014
Total assets		853,692,435
Liabilities
Payable for investments purchased	$10,498,849
Payable for fund shares redeemed	1,231,532
Accrued management fee	440,203
Other payables and accrued expenses	158,839
Collateral on securities loaned	29,960,316
Total liabilities		42,289,739
Net Assets		$811,402,696
Net Assets consist of:
Paid in capital		$530,534,035
Total accumulated earnings (loss)		280,868,661
Net Assets		$811,402,696
Net Asset Value, offering price and redemption price per share ($811,402,696 ÷ 8,023,029 shares)		$101.13
Consolidated Statement of Operations
Year ended February 28, 2026
Investment Income
Dividends		$12,860,880
Income from Fidelity Central Funds (including $31,946 from security lending)		121,685
Security lending		5,914
Total income		12,988,479
Expenses
Management fee	$6,173,136
Custodian fees and expenses	15,365
Independent trustees' fees and expenses	3,789
Registration fees	43,936
Audit fees	41,261
Legal	996
Interest	574
Miscellaneous	4,488
Total expenses		6,283,545
Net Investment income (loss)		6,704,934
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	(17,271,665)
Redemptions in-kind	35,694,003
Fidelity Central Funds	203
Total net realized gain (loss)		18,422,541
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	(86,587,612)
Assets and liabilities in foreign currencies	(79)
Total change in net unrealized appreciation (depreciation)		(86,587,691)
Net gain (loss)		(68,165,150)
Net increase (decrease) in net assets resulting from operations		$(61,460,216)
Consolidated Statement of Changes in Net Assets

	Year ended February 28, 2026	Year ended February 28, 2025
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$6,704,934	$6,687,474
Net realized gain (loss)	18,422,541	113,082,220
Change in net unrealized appreciation (depreciation)	(86,587,691)	(223,572,382)
Net increase (decrease) in net assets resulting from operations	(61,460,216)	(103,802,688)
Distributions to shareholders	(6,519,512)	(164,827,941)

Share transactions
Proceeds from sales of shares	187,868,319	129,828,697
Reinvestment of distributions	5,877,231	148,268,039
Cost of shares redeemed	(399,502,344)	(469,343,621)

Net increase (decrease) in net assets resulting from share transactions	(205,756,794)	(191,246,885)
Total increase (decrease) in net assets	(273,736,522)	(459,877,514)

Net Assets
Beginning of period	1,085,139,218	1,545,016,732
End of period	$811,402,696	$1,085,139,218

Other Information
Shares
Sold	1,829,528	1,082,476
Issued in reinvestment of distributions	56,906	1,394,816
Redeemed	(3,970,631)	(3,867,981)
Net increase (decrease)	(2,084,197)	(1,390,689)

Consolidated Financial Highlights
Health Care Services Portfolio

Years ended February 28,	2026	2025	2024 A	2023	2022
Selected Per-Share Data
Net asset value, beginning of period	$107.36	$134.37	$124.77	$131.98	$121.44
Income from Investment Operations
Net investment income (loss) B,C	.73	.63	.52	.28	.29
Net realized and unrealized gain (loss)	(6.19)	(11.08)	9.84	(.47)	20.01
Total from investment operations	(5.46)	(10.45)	10.36	(.19)	20.30
Distributions from net investment income	(.77)	(.70)	(.46)	(.31)	(.22) D
Distributions from net realized gain	-	(15.86)	(.30)	(6.71)	(9.55) D
Total distributions	(.77)	(16.56)	(.76)	(7.02)	(9.76) E
Net asset value, end of period	$101.13	$107.36	$134.37	$124.77	$131.98
Total Return F	(5.10) %	(7.23)%	8.32%	(.64)%	16.85%
Ratios to Average Net Assets B,G,H
Expenses before reductions	.67%	.67%	.73%	.73%	.71%
Expenses net of fee waivers, if any	.67%	.67%	.73%	.73%	.71%
Expenses net of all reductions, if any	.67%	.67%	.73%	.73%	.71%
Net investment income (loss)	.72%	.51%	.41%	.21%	.22%
Supplemental Data
Net assets, end of period (000 omitted)	$811,403	$1,085,139	$1,545,017	$1,708,702	$1,214,032
Portfolio turnover rate I	71 % J	56%	32%	30%	35%

AFor the year ended February 29.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CCalculated based on average shares outstanding during the period.
DThe amount shown reflects reclassifications related to book to tax differences that were made in the year shown.
ETotal distributions per share do not sum due to rounding.
FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Consolidated Financial Statements section of the most recent Annual or Semi-Annual report.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
JPortfolio turnover rate excludes securities received or delivered in-kind.
Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies (Annual Report)
Medical Technology and Devices Portfolio
Schedule of Investments February 28, 2026
Showing Percentage of Net Assets
Common Stocks - 94.9%
	Shares	Value ($)
FRANCE - 1.5%
Health Care - 1.5%
Health Care Technology - 0.0%
DNA Script SAS (b)(d)(g)	4,668	65,692
DNA Script SAS (b)(d)(g)	1,220	17,140
		82,832
Life Sciences Tools & Services - 1.5%
Sartorius Stedim Biotech	260,000	56,251,250
TOTAL FRANCE		56,334,082
UNITED STATES - 93.4%
Health Care - 93.4%
Biotechnology - 3.7%
Caris Life Sciences Inc (b)(c)	2,762,500	55,636,750
Natera Inc (b)	200,000	41,608,000
Veracyte Inc (b)(c)	1,080,000	39,517,200
		136,761,950
Health Care Equipment & Supplies - 48.3%
Abbott Laboratories	1,500,000	174,525,000
Becton Dickinson & Co	318,000	56,120,640
Boston Scientific Corp (b)	5,652,200	434,371,570
Edwards Lifesciences Corp (b)	2,300,000	198,881,000
GE HealthCare Technologies Inc	420,000	35,393,400
ICU Medical Inc (b)	40,000	6,023,200
Insulet Corp (b)	360,000	88,779,600
Intuitive Surgical Inc (b)	625,000	314,693,750
iRhythm Technologies Inc (b)	368,000	49,220,000
Kestra Medical Technologies Ltd (b)(c)	1,000,000	23,280,000
Masimo Corp (b)	540,000	94,689,000
Medline Inc Class A	1,040,000	49,410,400
Penumbra Inc (b)	120,000	41,326,800
Saluda Medical Inc (d)(e)	293,080	2,169,132
Saluda Medical Inc depository receipt	2,000,000	1,480,232
Saluda Medical Inc warrants (b)(d)(e)	5	0
Shoulder Innovations Inc (f)	874,963	11,864,498
Shoulder Innovations Inc (c)	72,800	987,168
Stryker Corp	450,000	174,357,000
		1,757,572,390
Health Care Providers & Services - 2.1%
Conformal Medical Inc (d)(g)	3,537,657	247,636
Conformal Medical Inc (d)(g)	3,537,657	70,753
Conformal Medical Inc (d)(g)	3,537,657	35,377
Conformal Medical Inc (d)(g)	3,537,657	35
Guardant Health Inc (b)	410,000	38,499,000
LifeStance Health Group Inc (b)	3,624,300	26,239,932
Omada Health Inc (c)	1,000,000	12,280,000
		77,372,733
Health Care Technology - 5.3%
Doximity Inc Class A (b)	100,000	2,453,000
HeartFlow Inc (c)	950,000	22,002,000
Prognomiq Inc (b)(d)(g)	445,310	75,703
Veeva Systems Inc Class A (b)	528,000	96,101,280
Waystar Holding Corp (b)(c)	2,800,000	71,820,000
		192,451,983
Life Sciences Tools & Services - 34.0%
10X Genomics Inc Class A (b)(c)	1,967,372	45,347,925
10X Genomics Inc Class B (b)	392,772	9,053,394
Agilent Technologies Inc	300,000	36,414,000
Bio-Techne Corp	1,100,000	64,900,000
Bruker Corp	360,000	14,439,600
Danaher Corp	2,360,000	497,110,400
IQVIA Holdings Inc (b)	450,000	80,464,500
Mettler-Toledo International Inc (b)	12,800	17,493,632
Repligen Corp (b)	540,000	69,514,200
Thermo Fisher Scientific Inc	670,000	349,143,700
Waters Corp (b)	180,000	57,488,400
		1,241,369,751
TOTAL UNITED STATES		3,405,528,807
TOTAL COMMON STOCKS (Cost $1,993,615,049)		3,461,862,889

Convertible Corporate Bonds - 0.0%
	Principal Amount (a)	Value ($)
UNITED STATES - 0.0%
Health Care - 0.0%
Pharmaceuticals - 0.0%
Galvanize Therapeutics 10% 2/28/2027 (d)(g) (Cost $1,644,981)	1,287,455	1,682,317

Convertible Preferred Stocks - 2.4%
	Shares	Value ($)
CHINA - 0.0%
Health Care - 0.0%
Health Care Providers & Services - 0.0%
dMed Biopharmaceutical Co Ltd Series C (b)(d)(g)	268,502	1,715,728
FRANCE - 0.1%
Health Care - 0.1%
Health Care Technology - 0.1%
DNA Script SAS Series B (b)(d)(g)	59	1,067
DNA Script SAS Series C (b)(d)(g)	28,249	4,961,791

TOTAL FRANCE		4,962,858
UNITED STATES - 2.3%
Health Care - 2.1%
Biotechnology - 0.6%
Asimov Inc Series B (b)(d)(g)	97,985	2,530,953
Element Biosciences Inc Series B (b)(d)(g)	2,385,223	17,102,049
ElevateBio LLC Series C (b)(d)(g)	214,700	435,840
		20,068,842
Health Care Equipment & Supplies - 0.9%
Kardium Inc/US Series D-6 (d)(g)	19,246,988	17,707,230
Kardium Inc/US Series D-6 (d)(g)	13,783,189	15,850,667
		33,557,897
Health Care Providers & Services - 0.3%
Freenome Holdings Inc Series C (b)(d)(g)	2,268,156	7,394,189
Freenome Holdings Inc Series D (b)(d)(g)	1,325,855	4,322,287
		11,716,476
Health Care Technology - 0.2%
Aledade Inc Series B1 (b)(d)(g)	175,232	4,738,273
Aledade Inc Series E1 (b)(d)(g)	58,567	1,583,652
		6,321,925
Pharmaceuticals - 0.1%
Galvanize Therapeutics Series B (b)(d)(g)	3,641,139	2,621,620
Galvanize Therapeutics Series C-1 (d)(g)	4,287,192	1,929,236
		4,550,856
TOTAL HEALTH CARE		76,215,996
Materials - 0.2%
Chemicals - 0.2%
Manus Bio Inc Series One-5 (d)(g)	1,716,040	5,714,413
TOTAL UNITED STATES		81,930,409
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $145,286,013)		88,608,995

Money Market Funds - 2.1%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (h)	3.70	22,397,268	22,401,747
Fidelity Securities Lending Cash Central Fund (h)(i)	3.69	52,665,357	52,670,624
TOTAL MONEY MARKET FUNDS (Cost $75,072,371)			75,072,371

TOTAL INVESTMENT IN SECURITIES - 99.4% (Cost $2,215,618,414)	3,627,226,572
NET OTHER ASSETS (LIABILITIES) - 0.6%	20,324,500
NET ASSETS - 100.0%	3,647,551,072

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Non-income producing.
(c)	Security or a portion of the security is on loan at period end.
(d)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $92,972,780 or 2.5% of net assets.

(e)
Security is subject to lock-up or market standoff agreement. Fair value is based on the unadjusted market price of the equivalent equity security. At the end of the period, the total value of unadjusted equity securities subject to contractual sale restrictions is $2,169,132 with varying restriction expiration dates. Under normal market conditions, there are no circumstances that could cause the restrictions to lapse.

(f)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $20,917,892 or 0.6% of net assets.

(g)	Level 3 security.
(h)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(i)	Investment made with cash collateral received from securities on loan.
Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
Aledade Inc Series B1	5/7/2021	6,709,756

Aledade Inc Series E1	5/20/2022	2,917,480

Asimov Inc Series B	10/29/2021	9,081,318

Conformal Medical Inc	2/18/2026	35,377

Conformal Medical Inc	2/18/2026	70,753

Conformal Medical Inc	2/18/2026	247,636

Conformal Medical Inc	2/18/2026	35

dMed Biopharmaceutical Co Ltd Series C	12/1/2020	3,813,573

DNA Script SAS	12/17/2021	976,906

DNA Script SAS	12/17/2021	3,737,869

DNA Script SAS Series B	12/17/2021	47,244

DNA Script SAS Series C	10/1/2021	24,572,393

Element Biosciences Inc Series B	12/13/2019	12,500,000

ElevateBio LLC Series C	3/9/2021	900,667

Freenome Holdings Inc Series C	8/14/2020	14,999,996

Freenome Holdings Inc Series D	11/22/2021	9,999,996

Galvanize Therapeutics 10% 2/28/2027	7/7/2025	1,644,981

Galvanize Therapeutics Series B	3/29/2022	6,303,849

Galvanize Therapeutics Series C-1	7/7/2025	1,886,364

Kardium Inc/US Series D-6	12/30/2020	19,551,861

Kardium Inc/US Series D-6	12/30/2020	14,001,515

Manus Bio Inc Series One-5	11/13/2020	18,000,001

Prognomiq Inc	8/20/2020 - 2/16/2022	9,054,752

Saluda Medical Inc	1/20/2022 - 10/30/2025	20,276,646

Saluda Medical Inc warrants	1/20/2022	0

Additional information on each lock-up restriction is as follows:
Security	Restriction Expiration Date
Saluda Medical Inc	3/31/2027

Saluda Medical Inc warrants	3/31/2027

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	26,564,630	1,052,803,808	1,056,966,210	1,287,044	(481)	-	22,401,747	22,397,268	0.0%
Fidelity Securities Lending Cash Central Fund	25,853,699	513,984,254	487,166,880	110,199	(449)	-	52,670,624	52,665,357	0.1%
Total	52,418,329	1,566,788,062	1,544,133,090	1,397,243	(930)	-	75,072,371

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.
Other Affiliated Issuers
An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are presented in the table below. Certain corporate actions, such as mergers, are excluded from the amounts in this table if applicable. A dash in the Value end of period ($) and Shares end of period columns means either the issuer is no longer held at period end, or the issuer is held at period end but is no longer an affiliate.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period
Outset Medical Inc	2,507,222	1,136,286	4,198,350	-	(20,329,664)	20,884,506	-	-
Total	2,507,222	1,136,286	4,198,350	-	(20,329,664)	20,884,506	-

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of February 28, 2026, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Common Stocks
Health Care	3,461,862,889	3,461,350,553	-	512,336

Convertible Corporate Bonds
Health Care	1,682,317	-	-	1,682,317

Convertible Preferred Stocks
Health Care	82,894,582	-	-	82,894,582
Materials	5,714,413	-	-	5,714,413

Money Market Funds	75,072,371	75,072,371	-	-
Total Investments in Securities:	3,627,226,572	3,536,422,924	-	90,803,648
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value. Beginning balances have been updated to conform to current period presentation, as applicable.
	Beginning Balance ($)	Net Realized Gain (Loss) on Investment Securities ($)	Net Unrealized Gain (Loss) on Investment Securities ($)	Cost of Purchases ($)	Proceeds of Sales ($)	Amortization/ Accretion ($)	Transfers into Level 3 ($)	Transfers out of Level 3 ($)	Ending Balance ($)	The change in unrealized gain (loss) for the period attributable to Level 3 securities held at February 28, 2026 ($)
Common Stocks	635,669	-	(477,134)	353,801	-	-	-	-	512,336	(166,690)
Convertible Preferred Stocks	125,555,907	44,035,622	6,646,220	21,952,431	(76,325,024)	-	-	(33,256,161)	88,608,995	(766,549)
Convertible Corporate Bonds	2,762,363	1,097,546	(291,227)	1,644,981	(3,531,346)	-	-	-	1,682,317	37,336
Preferred Securities	13,080,195	-	(13,080,195)	-	-	-	-	-	-	(13,080,195)

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Cost of purchases and proceeds of sales may include securities received and/or delivered through in-kind transactions, corporate actions or exchanges. Transfers into Level 3 were attributable to a lack of observable market data resulting from decreases in market activity, decreases in liquidity, security restructurings or corporate actions. Transfers out of Level 3 were attributable to observable market data becoming available for those securities. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. Realized and unrealized gains (losses) disclosed in the reconciliation are included in net gain (loss) on the Fund's Statement of Operations.

Medical Technology and Devices Portfolio
Financial Statements
Statement of Assets and Liabilities
As of February 28, 2026
Assets
Investment in securities, at value (including securities loaned of $50,462,833) - See accompanying schedule:
Unaffiliated issuers (cost $2,140,546,043)	$3,552,154,201
Fidelity Central Funds (cost $75,072,371)	75,072,371

Total Investment in Securities (cost $2,215,618,414)		$3,627,226,572
Foreign currency held at value (cost $95,355)		95,593
Receivable for investments sold		93,560,624
Receivable for fund shares sold		458,292
Dividends receivable		281,479
Interest receivable		83,531
Distributions receivable from Fidelity Central Funds		81,510
Prepaid expenses		2,370
Other receivables		391,297
Total assets		3,722,181,268
Liabilities
Payable for investments purchased	$16,817,916
Payable for fund shares redeemed	2,914,464
Accrued management fee	1,843,918
Other payables and accrued expenses	391,390
Collateral on securities loaned	52,662,508
Total liabilities		74,630,196
Net Assets		$3,647,551,072
Net Assets consist of:
Paid in capital		$1,828,341,680
Total accumulated earnings (loss)		1,819,209,392
Net Assets		$3,647,551,072
Net Asset Value, offering price and redemption price per share ($3,647,551,072 ÷ 65,232,691 shares)		$55.92
Statement of Operations
Year ended February 28, 2026
Investment Income
Dividends		$11,773,782
Income from Fidelity Central Funds (including $110,199 from security lending)		1,397,243
Security lending		6,524
Total income		13,177,549
Expenses
Management fee	$26,155,604
Custodian fees and expenses	47,977
Independent trustees' fees and expenses	17,165
Registration fees	37,597
Audit fees	46,629
Legal	11,307
Interest	8,397
Miscellaneous	17,139
Total expenses		26,341,815
Net Investment income (loss)		(13,164,266)
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	678,245,852
Fidelity Central Funds	(930)
Other affiliated issuers	(20,329,664)
Foreign currency transactions	(17,473)
Total net realized gain (loss)		657,897,785
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	(958,856,396)
Affiliated issuers	20,884,506
Assets and liabilities in foreign currencies	39,439
Total change in net unrealized appreciation (depreciation)		(937,932,451)
Net gain (loss)		(280,034,666)
Net increase (decrease) in net assets resulting from operations		$(293,198,932)
Statement of Changes in Net Assets

	Year ended February 28, 2026	Year ended February 28, 2025
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$(13,164,266)	$(19,690,866)
Net realized gain (loss)	657,897,785	549,475,581
Change in net unrealized appreciation (depreciation)	(937,932,451)	(172,277,840)
Net increase (decrease) in net assets resulting from operations	(293,198,932)	357,506,875
Distributions to shareholders	(324,017,408)	(465,610,463)

Share transactions
Proceeds from sales of shares	126,186,749	166,208,060
Reinvestment of distributions	295,260,465	426,320,180
Cost of shares redeemed	(1,150,403,801)	(1,353,819,434)

Net increase (decrease) in net assets resulting from share transactions	(728,956,587)	(761,291,194)
Total increase (decrease) in net assets	(1,346,172,927)	(869,394,782)

Net Assets
Beginning of period	4,993,723,999	5,863,118,781
End of period	$3,647,551,072	$4,993,723,999

Other Information
Shares
Sold	2,113,133	2,538,496
Issued in reinvestment of distributions	5,089,155	6,681,050
Redeemed	(19,329,286)	(20,796,326)
Net increase (decrease)	(12,126,998)	(11,576,780)

Financial Highlights
Medical Technology and Devices Portfolio

Years ended February 28,	2026	2025	2024 A	2023	2022
Selected Per-Share Data
Net asset value, beginning of period	$64.55	$65.92	$61.64	$70.83	$74.99
Income from Investment Operations
Net investment income (loss) B,C	(.18)	(.24)	(.25)	(.24)	(.37)
Net realized and unrealized gain (loss)	(3.78)	4.83	4.53	(7.84)	2.97
Total from investment operations	(3.96)	4.59	4.28	(8.08)	2.60
Distributions from net realized gain	(4.67)	(5.96)	-	(1.11)	(6.76)
Total distributions	(4.67)	(5.96)	-	(1.11)	(6.76)
Net asset value, end of period	$55.92	$64.55	$65.92	$61.64	$70.83
Total Return D	(6.28) %	7.21%	6.94%	(11.64)%	2.95%
Ratios to Average Net Assets C,E,F
Expenses before reductions	.62%	.63%	.70%	.70%	.68%
Expenses net of fee waivers, if any	.62%	.63%	.70%	.70%	.68%
Expenses net of all reductions, if any	.62%	.63%	.70%	.70%	.68%
Net investment income (loss)	(.31)%	(.37)%	(.40)%	(.38)%	(.46)%
Supplemental Data
Net assets, end of period (000 omitted)	$3,647,551	$4,993,724	$5,863,119	$6,911,485	$8,905,834
Portfolio turnover rate G	54%	31%	42%	37%	32%

AFor the year ended February 29.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
GAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Pharmaceuticals Portfolio
Schedule of Investments February 28, 2026
Showing Percentage of Net Assets
Common Stocks - 98.4%
	Shares	Value ($)
BELGIUM - 7.0%
Health Care - 7.0%
Pharmaceuticals - 7.0%
AgomAb Therapeutics NV (f)	332,858	5,332,386
AgomAb Therapeutics NV ADR	9,100	145,782
Financiere de Tubize SA	91,587	24,511,649
UCB SA	254,500	75,870,949

TOTAL BELGIUM		105,860,766
CANADA - 0.8%
Health Care - 0.8%
Biotechnology - 0.8%
Xenon Pharmaceuticals Inc (c)	268,600	11,611,578
DENMARK - 0.4%
Health Care - 0.4%
Biotechnology - 0.4%
Ascendis Pharma A/S ADR (c)	24,400	5,697,400
GERMANY - 1.9%
Health Care - 1.9%
Biotechnology - 1.0%
BioNTech SE ADR (b)(c)	132,653	14,622,341
Pharmaceuticals - 0.9%
Merck KGaA	94,700	14,348,541
TOTAL GERMANY		28,970,882
NETHERLANDS - 0.7%
Health Care - 0.7%
Biotechnology - 0.7%
uniQure NV (c)	705,578	11,028,184
SWITZERLAND - 0.2%
Health Care - 0.2%
Biotechnology - 0.2%
Idorsia Ltd (c)	639,660	3,257,162
UNITED KINGDOM - 4.8%
Health Care - 4.8%
Pharmaceuticals - 4.8%
Astrazeneca PLC (United States)	351,150	73,197,218
UNITED STATES - 82.6%
Consumer Staples - 0.0%
Consumer Staples Distribution & Retail - 0.0%
MedAvail Holdings Inc (c)(d)(e)	66	0
Health Care - 82.6%
Biotechnology - 16.2%
Annexon Inc (c)	1,264,100	7,078,960
ArriVent Biopharma Inc (c)	107,000	2,457,790
Arrowhead Pharmaceuticals Inc (c)	65,400	4,137,858
Beam Therapeutics Inc (c)	415,400	11,822,284
Biogen Inc (c)	73,000	14,002,860
Capricor Therapeutics Inc (b)(c)	389,900	10,889,907
Disc Medicine Inc (c)	53,800	3,584,156
Gilead Sciences Inc	472,500	70,378,875
Intellia Therapeutics Inc (b)(c)	384,500	5,298,410
Ionis Pharmaceuticals Inc (c)	1,524	123,672
Kymera Therapeutics Inc (b)(c)	102,000	9,317,700
Legend Biotech Corp ADR (b)(c)	2,598,400	49,369,600
Moderna Inc (b)(c)	688,800	36,899,016
PTC Therapeutics Inc (c)	155,600	10,610,364
Summit Therapeutics Inc (c)	169,304	2,808,753
Vera Therapeutics Inc Class A (c)	100,700	4,107,553
Viking Therapeutics Inc (c)	64,300	2,175,912
		245,063,670
Pharmaceuticals - 66.4%
Amylyx Pharmaceuticals Inc (c)	257,800	3,910,826
Axsome Therapeutics Inc (c)	48,900	8,014,221
Corcept Therapeutics Inc (c)	158,100	5,644,170
Crinetics Pharmaceuticals Inc (c)	122,800	5,047,080
Definium Therapeutics Inc (b)(c)	188,000	3,280,600
Edgewise Therapeutics Inc (b)(c)	83,600	2,544,783
Elanco Animal Health Inc (c)	2,536,200	66,955,680
Eli Lilly & Co	358,201	376,823,870
GSK PLC ADR	2,581,360	152,635,817
Harmony Biosciences Holdings Inc (c)	158,577	4,525,788
Jazz Pharmaceuticals PLC (c)	227,700	43,267,554
Johnson & Johnson	429,100	106,601,313
Merck & Co Inc	561,536	69,529,388
Ocular Therapeutix Inc (c)	1,331,717	11,905,550
Phibro Animal Health Corp Class A	168,230	9,183,676
Roche Holding AG non-voting shares	152,390	72,522,623
Royalty Pharma PLC Class A	750,500	34,680,605
Viatris Inc	1,729,600	25,822,928
WaVe Life Sciences Ltd (c)	296,800	4,134,424
		1,007,030,896
TOTAL HEALTH CARE		1,252,094,566
TOTAL UNITED STATES		1,252,094,566
TOTAL COMMON STOCKS (Cost $887,656,776)		1,491,717,756

Convertible Corporate Bonds - 0.0%
	Principal Amount (a)	Value ($)
UNITED STATES - 0.0%
Information Technology - 0.0%
Software - 0.0%
Evozyne Inc 6% 9/13/2028 pay-in-kind (d)(e) (Cost $1,009,196)	1,009,196	1,194,383

Convertible Preferred Stocks - 0.3%
	Shares	Value ($)
UNITED STATES - 0.3%
Financials - 0.1%
Financial Services - 0.1%
Paragon Biosciences Emalex Capital Inc Series C (c)(d)(e)	158,879	1,480,752
Paragon Biosciences Emalex Capital Inc Series D-3 (d)(e)	4,581	47,092
Paragon Biosciences Emalex Capital Inc Series D1 (c)(d)(e)	15,977	149,545
Paragon Biosciences Emalex Capital Inc Series D2 (c)(d)(e)	22,477	196,899
TOTAL FINANCIALS		1,874,288
Health Care - 0.1%
Biotechnology - 0.1%
Castle Creek Biosciences Inc Series C (c)(d)(e)	200	51,036
Castle Creek Biosciences Inc Series D1 (c)(d)(e)	6,308	1,418,039
Castle Creek Biosciences Inc Series D2 (c)(d)(e)	85	17,048
TOTAL HEALTH CARE		1,486,123
Information Technology - 0.1%
Software - 0.1%
Evozyne Inc Series A (c)(d)(e)	5,900	97,114
Evozyne Inc Series B (c)(d)(e)	56,643	960,099
TOTAL INFORMATION TECHNOLOGY		1,057,213
TOTAL UNITED STATES		4,417,624
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $4,593,591)		4,417,624

Money Market Funds - 4.6%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (g)	3.70	4,809,384	4,810,346
Fidelity Securities Lending Cash Central Fund (g)(h)	3.69	64,383,996	64,390,435
TOTAL MONEY MARKET FUNDS (Cost $69,200,781)			69,200,781

TOTAL INVESTMENT IN SECURITIES - 103.3% (Cost $962,460,344)	1,566,530,544
NET OTHER ASSETS (LIABILITIES) - (3.3)%	(50,034,670)
NET ASSETS - 100.0%	1,516,495,874

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Security or a portion of the security is on loan at period end.
(c)	Non-income producing.
(d)	Level 3 security.
(e)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $5,612,007 or 0.4% of net assets.

(f)
Security is subject to lock-up or market standoff agreement. Fair value is based on the unadjusted market price of the equivalent equity security. At the end of the period, the total value of unadjusted equity securities subject to contractual sale restrictions is $5,332,386 with varying restriction expiration dates. Under normal market conditions, there are no circumstances that could cause the restrictions to lapse.

(g)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(h)	Investment made with cash collateral received from securities on loan.
Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
Castle Creek Biosciences Inc Series C	12/9/2019	82,370

Castle Creek Biosciences Inc Series D1	4/19/2022	1,356,409

Castle Creek Biosciences Inc Series D2	6/28/2021	14,700

Evozyne Inc 6% 9/13/2028 pay-in-kind	9/14/2023 - 12/31/2025	1,009,196

Evozyne Inc Series A	4/9/2021	132,573

Evozyne Inc Series B	9/14/2023	877,400

MedAvail Holdings Inc	7/2/2012	500,000

Paragon Biosciences Emalex Capital Inc Series C	2/26/2021	1,700,006

Paragon Biosciences Emalex Capital Inc Series D-3	5/6/2025	63,355

Paragon Biosciences Emalex Capital Inc Series D1	10/21/2022 - 3/13/2025	173,031

Paragon Biosciences Emalex Capital Inc Series D2	5/18/2022	193,747

Additional information on each lock-up restriction is as follows:
Security	Restriction Expiration Date
AgomAb Therapeutics NV	8/5/2026

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	29,571,172	547,465,074	572,229,751	576,762	3,851	-	4,810,346	4,809,384	0.0%
Fidelity Securities Lending Cash Central Fund	72,940,117	906,807,117	915,357,973	168,699	1,174	-	64,390,435	64,383,996	0.2%
Total	102,511,289	1,454,272,191	1,487,587,724	745,461	5,025	-	69,200,781

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.
Investment Valuation

The following is a summary of the inputs used, as of February 28, 2026, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Common Stocks
Consumer Staples	-	-	-	-
Health Care	1,491,717,756	1,404,846,592	86,871,164	-

Convertible Corporate Bonds
Information Technology	1,194,383	-	-	1,194,383

Convertible Preferred Stocks
Financials	1,874,288	-	-	1,874,288
Health Care	1,486,123	-	-	1,486,123
Information Technology	1,057,213	-	-	1,057,213

Money Market Funds	69,200,781	69,200,781	-	-
Total Investments in Securities:	1,566,530,544	1,474,047,373	86,871,164	5,612,007
Pharmaceuticals Portfolio
Financial Statements
Statement of Assets and Liabilities
As of February 28, 2026
Assets
Investment in securities, at value (including securities loaned of $62,463,728) - See accompanying schedule:
Unaffiliated issuers (cost $893,259,563)	$1,497,329,763
Fidelity Central Funds (cost $69,200,781)	69,200,781

Total Investment in Securities (cost $962,460,344)		$1,566,530,544
Cash		53,800
Foreign currency held at value (cost $981,777)		989,088
Receivable for investments sold		16,006,116
Receivable for fund shares sold		1,669,411
Dividends receivable		3,453,499
Reclaims receivable		2,352,497
Interest receivable		9,417
Distributions receivable from Fidelity Central Funds		75,320
Prepaid expenses		608
Other receivables		264,639
Total assets		1,591,404,939
Liabilities
Payable for investments purchased	$8,639,642
Payable for fund shares redeemed	828,236
Accrued management fee	787,102
Other payables and accrued expenses	265,532
Collateral on securities loaned	64,388,553
Total liabilities		74,909,065
Net Assets		$1,516,495,874
Net Assets consist of:
Paid in capital		$915,469,113
Total accumulated earnings (loss)		601,026,761
Net Assets		$1,516,495,874
Net Asset Value, offering price and redemption price per share ($1,516,495,874 ÷ 45,560,934 shares)		$33.29
Statement of Operations
Year ended February 28, 2026
Investment Income
Dividends		$17,237,121
Interest		59,719
Income from Fidelity Central Funds (including $168,699 from security lending)		745,461
Security lending		4,881
Total income		18,047,182
Expenses
Management fee	$7,889,417
Custodian fees and expenses	51,075
Independent trustees' fees and expenses	4,568
Registration fees	70,540
Audit fees	49,706
Legal	2,483
Interest	14,969
Miscellaneous	4,707
Total expenses		8,087,465
Net Investment income (loss)		9,959,717
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	37,232,580
Fidelity Central Funds	5,025
Foreign currency transactions	433,681
Total net realized gain (loss)		37,671,286
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	245,645,071
Assets and liabilities in foreign currencies	213,700
Total change in net unrealized appreciation (depreciation)		245,858,771
Net gain (loss)		283,530,057
Net increase (decrease) in net assets resulting from operations		$293,489,774
Statement of Changes in Net Assets

	Year ended February 28, 2026	Year ended February 28, 2025
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$9,959,717	$11,034,704
Net realized gain (loss)	37,671,286	43,967,189
Change in net unrealized appreciation (depreciation)	245,858,771	(20,350,813)
Net increase (decrease) in net assets resulting from operations	293,489,774	34,651,080
Distributions to shareholders	(77,801,972)	(23,625,195)

Share transactions
Proceeds from sales of shares	339,648,513	1,001,393,282
Reinvestment of distributions	71,616,674	21,950,603
Cost of shares redeemed	(429,280,452)	(795,826,396)

Net increase (decrease) in net assets resulting from share transactions	(18,015,265)	227,517,489
Total increase (decrease) in net assets	197,672,537	238,543,374

Net Assets
Beginning of period	1,318,823,337	1,080,279,963
End of period	$1,516,495,874	$1,318,823,337

Other Information
Shares
Sold	11,638,558	34,975,051
Issued in reinvestment of distributions	2,782,724	839,054
Redeemed	(16,197,783)	(28,569,637)
Net increase (decrease)	(1,776,501)	7,244,468

Financial Highlights
Pharmaceuticals Portfolio

Years ended February 28,	2026	2025	2024 A	2023	2022
Selected Per-Share Data
Net asset value, beginning of period	$27.86	$26.94	$21.77	$22.53	$23.92
Income from Investment Operations
Net investment income (loss) B,C	.23	.21	.21	.23	.27
Net realized and unrealized gain (loss)	6.96	1.19	6.87	.19	.97
Total from investment operations	7.19	1.40	7.08	.42	1.24
Distributions from net investment income	(.98)	(.31)	(.15)	(.30)	(.28)
Distributions from net realized gain	(.78)	(.17)	(1.76)	(.88)	(2.35)
Total distributions	(1.76)	(.48)	(1.91)	(1.18)	(2.63)
Net asset value, end of period	$33.29	$27.86	$26.94	$21.77	$22.53
Total Return D	27.72%	5.32%	34.35%	1.60%	5.15%
Ratios to Average Net Assets C,E,F
Expenses before reductions	.67%	.67%	.74%	.76%	.75%
Expenses net of fee waivers, if any	.67%	.67%	.74%	.76%	.75%
Expenses net of all reductions, if any	.67%	.67%	.74%	.76%	.75%
Net investment income (loss)	.83%	.73%	.88%	.99%	1.10%
Supplemental Data
Net assets, end of period (000 omitted)	$1,516,496	$1,318,823	$1,080,280	$761,179	$934,748
Portfolio turnover rate G	77%	51%	44%	45%	29%

AFor the year ended February 29.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
GAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Notes to Financial Statements

For the period ended February 28, 2026

1. Organization.
Biotechnology Portfolio, Health Care Portfolio, Health Care Services Portfolio, Medical Technology and Devices Portfolio, and Pharmaceuticals Portfolio (the Funds) are non-diversified funds of Fidelity Select Portfolios (the Trust). The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Funds invest primarily in securities of companies whose principal business activities fall within specific industries. Each Fund is authorized to issue an unlimited number of shares. Share transactions on the Statement of Changes in Net Assets may contain exchanges between affiliated funds. The financial statements for Biotechnology Portfolio, Health Care Portfolio and Health Care Services Portfolio have been consolidated to include the Subsidiary accounts (see Consolidated Subsidiary note below).
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
Each Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Each Fund operates as a single operating segment. Each Fund's income, expenses, assets, and performance are regularly monitored and assessed as a whole by the investment adviser and other individuals responsible for oversight functions of the Trust, using the information presented in the financial statements and financial highlights. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. Each Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of each Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated each Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, each Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages each Fund's fair valuation practices and maintains the fair valuation policies and procedures. Each Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

Each Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value each Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy. Securities, including private placements or other restricted securities, for which observable inputs are not available are valued using alternate valuation approaches, including the market approach, the income approach and cost approach, and are categorized as Level 3 in the hierarchy. The market approach considers factors including the price of recent investments in the same or a similar security or financial metrics of comparable securities. The income approach considers factors including expected future cash flows, security specific risks and corresponding discount rates. The cost approach considers factors including the value of the security's underlying assets and liabilities.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Corporate bonds and preferred securities are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

The following provides information on Level 3 securities held by the Fund that were valued at period end based on unobservable inputs. These amounts exclude valuations provided by a broker.

Biotechnology Portfolio:
Asset Type	Fair Value	Valuation Technique(s)	Unobservable Input	Amount or Range/Weighted Average	Impact to Valuation from an Increase in InputA
Common Stocks	$41,111,165	Market approach	Transaction price	$0.70 - $358.97 / $324.67	Increase
		Recovery value	Recovery value	$0.00	Increase
		Black scholes	Discount rate	3.5% - 3.7% / 3.5%	Increase
			Volatility	85.0% - 90.0% / 89.6%	Increase
			Term	2.0 - 5.0 / 2.2	Increase
		Discounted cash flow	Discount rate	3.7% - 14.6% / 9.5%	Decrease
			Term	0.2 - 7.8 / 3.6	Increase
			Probability rate	2.5% - 87.5% / 39.0%	Increase
Convertible Preferred Stocks	$27,801,018	Market comparable	Enterprise value/Revenue multiple (EV/R)	7.0 - 8.8 / 7.2	Increase
		Market approach	Transaction price	$1.05 - $21.37 / $4.37	Increase
			Premium rate	10.0% - 15.0% / 11.1%	Increase
		Recovery value	Recovery value	$0.00	Increase
		Black scholes	Discount rate	3.4% - 3.5% / 3.5%	Increase
			Volatility	60.0% - 100.0% / 84.5%	Increase
			Term	2.0 - 3.0 / 2.6	Increase

Health Care Portfolio:
Asset Type	Fair Value	Valuation Technique(s)	Unobservable Input	Amount or Range/Weighted Average	Impact to Valuation from an Increase in InputA
Common Stocks	$4,615,101	Market approach	Transaction price	$33.33 - $358.97 / $344.85	Increase
		Black scholes	Discount rate	3.5% - 3.7% / 3.5%	Increase
			Volatility	70.0% - 90.0% / 89.1%	Increase
			Term	2.0 - 5.0 / 2.1	Increase
Convertible Corporate Bonds	$9,286,522	Market approach	Transaction price	$100.00	Increase
			Probability rate	100.0%	Increase
		Black scholes	Discount rate	3.5% - 3.7% / 3.5%	Increase
			Volatility	60.0% - 110.0% / 74.1%	Increase
			Term	1.0 - 3.0 / 2.5	Increase
Convertible Preferred Stocks	$101,004,849	Market comparable	Enterprise value/Revenue multiple (EV/R)	1.1 - 12.0 / 4.7	Increase
		Market approach	Transaction price	$0.65 - $33.33 / $10.66	Increase
			Discount rate	10.0% - 30.0% / 12.9%	Decrease
			Premium rate	10.0% - 20.0% / 11.8%	Increase
		Black scholes	Discount rate	3.4% - 3.7% / 3.5%	Increase
			Volatility	45.0% - 110.0% / 69.9%	Increase
			Term	2.0 - 5.0 / 3.1	Increase

Medical Technology and Devices Portfolio:
Asset Type	Fair Value	Valuation Technique(s)	Unobservable Input	Amount or Range/Weighted Average	Impact to Valuation from an Increase in InputA
Common Stocks	$512,336	Market comparable	Enterprise value/Revenue multiple (EV/R)	5.3	Increase
		Market approach	Transaction price	$0.61	Increase
			Discount rate	15.0%	Decrease
		Recovery value	Recovery value	$0.00	Increase
		Black scholes	Discount rate	3.5% - 3.6% / 3.5%	Increase
			Volatility	70.0% - 75.0% / 72.4%	Increase
			Term	1.0 - 4.0 / 2.6	Increase
		Discounted cash flow	Discount rate	3.5% - 3.7% / 3.5%	Decrease
			Term	0.3 - 2.9 / 2.3	Increase
			Probability rate	92.0% - 95.0% / 92.9%	Increase
Convertible Corporate Bonds	$1,682,317	Market approach	Transaction price	$100.00	Increase
			Probability rate	100.0%	Increase
		Black scholes	Discount rate	3.7%	Increase
			Volatility	65.0%	Increase
			Term	1.0	Increase
Convertible Preferred Stocks	$88,608,995	Market comparable	Enterprise value/Revenue multiple (EV/R)	2.1 - 12.0 / 5.9	Increase
		Market approach	Transaction price	$0.65 - $15.40 / $3.75	Increase
			Discount rate	10.0% - 30.0% / 11.8%	Decrease
			Volatility	80.0%	Increase
			Term	0.6	Increase
			Premium rate	20.0%	Increase
			Discount for lack of marketability (DLOM)	13.6%	Decrease
		Black scholes	Discount rate	3.5% - 3.6% / 3.5%	Increase
			Volatility	60.0% - 85.0% / 69.3%	Increase
			Term	3.0 - 4.0 / 3.1	Increase

A Represents the directional change in the fair value of the Level 3 investments that could have resulted from an increase in the corresponding input as of period end. A decrease to the unobservable input would have had the opposite effect. Significant changes in these inputs may have resulted in a significantly higher or lower fair value measurement at period end.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of February 28, 2026, as well as a roll forward of Level 3 investments, is included at the end of each Fund's Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Funds' investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and for certain Funds include proceeds received from litigation. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Funds are informed of the ex-dividend date. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Funds represent a return of capital or capital gain. The Funds determine the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. Any withholding tax reclaims income is included in the Statement of Operations in dividends as applicable. Any receivables for withholding tax reclaims are included in the Statement of Assets and Liabilities in dividends receivable or reclaims receivable as applicable. Medical Technology and Devices Portfolio and Pharmaceuticals Portfolio have filed tax reclaims for previously withheld taxes on dividends earned in certain European Union (EU) countries. These additional filings are subject to various administrative proceedings by the local jurisdictions' tax authorities within the EU, as well as a number of related judicial proceedings. Income recognized for EU reclaims is included with other reclaims in the Statement of Operations in dividends. These reclaims are recorded when the amount is known and there are no significant uncertainties on collectability.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of February 28, 2026, each Fund did not have any unrecognized tax benefits in the financial statements; nor is each Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. Each Fund files a U.S. federal tax return, in addition to state and local tax returns as required. Each Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on each Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. In addition, the Funds claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, passive foreign investment companies (PFIC), contingent interest, partnerships, deferred Trustee compensation, net operating losses, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows for each Fund:

	Tax cost ($)	Gross unrealized appreciation ($)	Gross unrealized depreciation ($)	Net unrealized appreciation (depreciation)($)
Biotechnology Portfolio	3,023,135,489	2,617,028,920	(144,453,458)	2,472,575,462
Health Care Portfolio	4,450,645,282	2,235,036,870	(268,108,942)	1,966,927,928
Health Care Services Portfolio	529,740,537	351,001,572	(37,980,543)	313,021,029
Medical Technology and Devices Portfolio	2,220,446,284	1,580,984,802	(174,204,514)	1,406,780,288
Pharmaceuticals Portfolio	988,466,885	621,948,599	(43,884,940)	578,063,659

The tax-based components of distributable earnings as of period end were as follows for each Fund:

	Undistributed ordinary income ($)	Undistributed long-term capital gain ($)	Capital loss carryforward ($)	Net unrealized appreciation (depreciation) on securities and other investments ($)
Biotechnology Portfolio	-	214,269,705	-	2,472,595,865
Health Care Portfolio	451,581	662,379,116	-	1,967,149,340
Health Care Services Portfolio	-	-	(32,072,503)	313,018,875
Medical Technology and Devices Portfolio	-	415,308,473	-	1,406,821,218
Pharmaceuticals Portfolio	33,879,341	1,170,909	-	578,276,029

Capital loss carryforwards are only available to offset future capital gains of the Funds to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of fiscal period end and is subject to adjustment.

	Short-term ($)	Long-term ($)	Total capital loss carryforward ($)
Health Care Services Portfolio	(28,429,974)	(3,642,529)	(32,072,503)

Certain of the Funds intend to elect to defer to the next fiscal year ordinary losses recognized during the period of January 1, 2026 to February 28, 2026. Loss deferrals were as follows:

Ordinary Losses ($)
Biotechnology Portfolio	(29,827,510)
Pharmaceuticals Portfolio	(12,155,396)
Medical Technology and Devices Portfolio	(2,695,965)

The tax character of distributions paid was as follows:

February 28, 2026
	Ordinary Income ($)	Long-term Capital Gains ($)	Total ($)
Biotechnology Portfolio	103,012,890	24,292,496	127,305,386
Health Care Portfolio	27,791,878	547,259,453	575,051,331
Health Care Services Portfolio	6,519,512	-	6,519,512
Medical Technology and Devices Portfolio	-	324,017,408	324,017,408
Pharmaceuticals Portfolio	50,370,640	27,431,332	77,801,972

February 28, 2025
	Ordinary Income ($)	Long-term Capital Gains ($)	Total ($)
Biotechnology Portfolio	53,021,964	-	53,021,964
Health Care Portfolio	1,170,853	706,746,742	707,917,595
Health Care Services Portfolio	6,723,464	158,104,477	164,827,941
Medical Technology and Devices Portfolio	-	465,610,463	465,610,463
Pharmaceuticals Portfolio	15,201,866	8,423,329	23,625,195

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.

Special Purpose Acquisition Companies. Funds may invest in stock, warrants, and other securities of special purpose acquisition companies (SPACs) or similar special purpose entities. A SPAC is a publicly traded company that raises investment capital via an initial public offering (IPO) for the purpose of acquiring the equity securities of one or more existing companies via reorganization, business combination, acquisition or other similar transactions within a designated time frame.

Private Investment in Public Equity. Funds may acquire equity securities of an issuer through a private investment in a public equity (PIPE) transaction, including through commitments to purchase securities on a when-issued basis. A PIPE typically involves the purchase of securities directly from a publicly traded company in a private placement transaction. Securities purchased through PIPE transactions will be restricted from trading and considered illiquid until a resale registration statement for the shares is filed and declared effective.

At the current and/or prior period end, Health Care Portfolio had commitments to purchase when-issued securities through PIPE transactions with SPACs. The commitments are contingent upon the SPACs acquiring the securities of target companies. Unrealized appreciation (depreciation) on any commitments outstanding at period end is separately presented in the Consolidated Statement of Assets and Liabilities as Unrealized appreciation (depreciation) on unfunded commitments, and any change in unrealized appreciation (depreciation) on unfunded commitments during the period is separately presented in the Consolidated Statement of Operations, as applicable. The total amount of commitments outstanding at period end is presented in the table below.

	Investment to be Acquired	Commitment Amount ($)	Unrealized Appreciation (Depreciation)($)
Health Care Portfolio	Freenome Holdings, Inc.	3,205,670	-

Consolidated Subsidiary. The Funds included in the table below hold certain investments through a wholly-owned subsidiary ("Subsidiary"), which may be subject to federal and state taxes upon disposition.

As of period end, investments in Subsidiaries were as follows:

	Amount ($)	% of Total Assets
Biotechnology Portfolio	33,187,010.62
Health Care Portfolio	5,858,515.09
Health Care Services Portfolio	212,399.03

The financial statements have been consolidated to include the Subsidiary accounts where applicable. Accordingly, all inter-company transactions and balances have been eliminated.

At period end, any estimated tax liability for these investments is presented as "Deferred taxes" in the Consolidated Statement of Assets and Liabilities and included in "Change in net unrealized appreciation (depreciation) on investment securities" in the Consolidated Statement of Operations. The tax liability incurred may differ materially depending on conditions when these investments are disposed. Any cash held by a Subsidiary is restricted as to its use and is presented as "Restricted cash" in the Consolidated Statement of Assets and Liabilities, if applicable.
4. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Biotechnology Portfolio	2,007,005,829	2,348,620,552
Health Care Portfolio	4,245,382,415	5,426,918,569
Health Care Services Portfolio	659,782,398	815,869,219
Medical Technology and Devices Portfolio	2,300,982,247	3,434,259,028
Pharmaceuticals Portfolio	926,544,656	976,012,428

Unaffiliated Redemptions In-Kind. Unaffiliated shareholders that redeemed shares in-kind for investments, including accrued interest and cash, if any, are shown in the table below. The total net realized gain or loss on investments delivered through in-kind redemptions is included in the "Net realized gain (loss) on: Redemptions in-kind" line in the accompanying Statement of Operations. The amount of the in-kind redemptions is included in share transactions in the accompanying Statement of Changes in Net Assets. There was no gain or loss for federal income tax purposes.

	Shares	Net realized gain or loss on Affiliated Issuers ($)	Net realized gain or loss on Unaffiliated Issuers ($)	Total net realized gain or loss on Investments ($)	Total Proceeds ($)
Health Care Services Portfolio	473,332	-	35,694,003	35,694,003	45,619,740
5. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Funds with investment management related services for which each Fund pays a monthly management fee.

Any reference to "class" in this note shall mean each "Fund" as each Fund currently offers only one class of shares. Each Fund's management contract incorporates a management fee rate that may vary by class. The investment adviser or an affiliate pays certain expenses of managing and operating each Fund out of each class's management fee. Each class of each Fund pays a management fee to the investment adviser. The management fee is calculated and paid to the investment adviser every month. When determining a class's management fee, a mandate rate is calculated based on the monthly average net assets of a group of funds advised by FMR within a designated asset class. A discount rate is subtracted from the mandate rate once each Fund's monthly average net assets reach a certain level. The mandate rate and discount rate may vary by class. The annual management fee rate for a class of shares of each Fund is the lesser of (1) the class's mandate rate reduced by the class's discount rate (if applicable) or (2) the amount set forth in the following table.

Maximum Management Fee Rate %
Biotechnology Portfolio	.67
Health Care Portfolio	.65
Health Care Services Portfolio	.69
Medical Technology and Devices Portfolio	.66
Pharmaceuticals Portfolio	.70

One-twelfth of the management fee rate for a class is applied to the average net assets of the class for the month, giving a dollar amount which is the management fee for the class for that month. A different management fee rate may be applicable to each class of each Fund. The difference between classes is the result of separate arrangements for class-level services and/or waivers of certain expenses. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of each Fund's assets, which do not vary by class. For the reporting period, the total annualized management fee rates were as follows:

Total Management Fee Rate %
Biotechnology Portfolio	.61
Health Care Portfolio	.61
Health Care Services Portfolio	.66
Medical Technology and Devices Portfolio	.61
Pharmaceuticals Portfolio	.65

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan) for certain Funds, certain independent Trustees have elected to defer receipt of a portion of their annual compensation. Deferred amounts are invested in affiliated mutual funds, are marked-to-market and remain in a fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees presented below are included in the accompanying Statement of Assets and Liabilities in other receivables and other payables and accrued expenses, as applicable.

Biotechnology Portfolio	$1,584,420
Health Care Portfolio	1,097,755
Health Care Services Portfolio	124,207
Medical Technology and Devices Portfolio	354,126
Pharmaceuticals Portfolio	229,818

Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount ($)
Biotechnology Portfolio	139,220
Health Care Portfolio	152,591
Health Care Services Portfolio	26,434
Medical Technology and Devices Portfolio	73,510
Pharmaceuticals Portfolio	28,001

Interfund Lending Program. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), each Fund, along with other registered investment companies having management contracts with Fidelity Management & Research Company LLC (FMR), or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing each Fund to borrow from, or lend money to, other participating affiliated funds at rates that are beneficial to both the borrowing and lending fund. Borrowings under the program are generally for temporary or emergency purposes, including meeting fund shareholder redemptions. The interfund loan rate is determined, as specified in the Exemptive Order, by averaging, (1) the higher of the overnight time deposit rate and the current overnight repurchase agreement rate, and (2) a benchmark rate representing the lowest bank loan rate available to the funds. At period end, there were no interfund loans outstanding. Activity in this program during the period for which loans were outstanding was as follows:

	Borrower or Lender	Average Loan Balance ($)	Weighted Average Interest Rate	Interest Expense ($)
Health Care Portfolio	Borrower	8,450,952	4.23%	20,865
Health Care Services Portfolio	Borrower	5,332,000	3.88%	574
Medical Technology and Devices Portfolio	Borrower	5,756,417	4.38%	8,397
Pharmaceuticals Portfolio.	Borrower	9,798,308	4.23%	14,969

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board of Trustees. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. Interfund trades during the period are noted in the table below.
	Purchases ($)	Sales ($)	Realized Gain (Loss) ($)
Biotechnology Portfolio	45,074,827	153,426,864	22,802,238
Health Care Portfolio	294,833,565	457,347,167	82,979,368
Health Care Services Portfolio	23,177,686	48,000,444	(21,563,922)
Medical Technology and Devices Portfolio	196,105,684	213,307,136	58,122,375
Pharmaceuticals Portfolio	49,075,884	84,533,908	23,196,833
6. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes.

Commitment fees are charged based on the unused amount of the line of credit at an annual rate of .10%, and then allocated to each participating fund based on its pro-rata portion of the line of credit. The commitment fees are reflected in Miscellaneous expenses on the Statement of Operations, and are listed below.

Interest is charged to a participating fund based on its borrowings at an annual rate of .75% plus the highest of (i) daily SOFR plus a .10% spread adjustment, (ii) Federal Funds Effective Rate, or (iii) Overnight Bank Funding Rate. During the period, there were no borrowings on this line of credit.

The line of credit agreement will expire in March 2027 unless extended or renewed.

Amount ($)
Biotechnology Portfolio	5,550
Health Care Portfolio	8,288
Health Care Services Portfolio	1,319
Medical Technology and Devices Portfolio	5,997
Pharmaceuticals Portfolio	1,567

Effective March 24, 2026 the .10% spread adjustment on the SOFR benchmark was removed.
7. Security Lending.
Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, the borrowers provide collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the fair value of the loaned securities during the period of the loan. The fair value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned or gaining access to non-cash collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral less rebates paid to borrowers, plus any premium income received, or for non-cash collateral, fees received from borrowers as compensation for the securities loaned. Securities lending income is reduced by any lending agent fees associated with the loan. Any security lending income earned on investing cash collateral is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Any security lending income earned on non-cash collateral is presented in the Statement of Operations in security lending. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS ($)	Security Lending Income From Securities Loaned to NFS ($)	Value of Securities Loaned to NFS at Period End ($)
Biotechnology Portfolio	369,593	141,511	103,730
Health Care Portfolio	96,195	7,385	-
Health Care Services Portfolio	3,904	-	-
Medical Technology and Devices Portfolio	11,777	15,947	-
Pharmaceuticals Portfolio	17,968	78	-

At period end, the value of any non-cash collateral is presented below. Non-cash collateral is held by a third-party bank for the benefit of a fund and the borrower. A fund is not permitted to sell or re-pledge non-cash collateral except in the event of borrower default, and therefore it is not included in the Consolidated Schedule of Investments or Consolidated Statement of Assets and Liabilities.

Amount ($)
Biotechnology Portfolio	22,137,977
Health Care Portfolio	11,373,563
Health Care Services Portfolio	5,818,667
8. Expense Reductions.
Through arrangements with each applicable Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce each applicable Fund's expenses. All of the applicable expense reductions are noted in the table below.

Custodian credits ($)
Biotechnology Portfolio	12,367
Health Care Portfolio	4,142
9. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.
10. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as public health emergencies, military conflicts, terrorism, government restrictions, political changes, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
11. Proposed Reorganization.
The Board of Trustees of Health Care Portfolio approved an Agreement and Plan of Reorganization (the Agreement) between Health Care Portfolio and Fidelity Advisor Health Care Fund. In addition, the Board approved the creation of additional classes of shares that will commence operations on June 26, 2026. The Agreement provides for the transfer of all the assets and the assumption of all the liabilities of Fidelity Advisor Health Care Fund in exchange for corresponding shares of Health Care Portfolio equal in value to the net assets of Fidelity Advisor Health Care Fund on the day the reorganization is effective. The reorganization provides shareholders of Fidelity Advisory Health Care Fund access to a larger portfolio with a similar investment objective.

A meeting of shareholders of Fidelity Advisor Health Care Fund is expected to be held during the second quarter of 2026 to vote on the reorganization. If approved by shareholders, the reorganization is expected to become effective during June 2026. The reorganization is expected to qualify as a tax-free transaction for federal income tax purposes with no gain or loss recognized by the funds or their shareholders.
Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Fidelity Select Portfolios and Shareholders of Biotechnology Portfolio, Health Care Portfolio, Health Care Services Portfolio, Medical Technology and Devices Portfolio, and Pharmaceuticals Portfolio
Opinions on the Financial Statements
We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of each of the funds listed in the table below (five of the funds constituting Fidelity Select Portfolios, hereafter collectively referred to as the "Funds") as of February 28, 2026, the related statements of operations and of changes in net assets for each of the periods indicated in the table below, including the related notes, and the financial highlights for each of the periods indicated in the table below (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of February 28, 2026, and the results of each of their operations, the changes in each of their net assets, and each of the financial highlights for each of the periods indicated in the table below, in conformity with accounting principles generally accepted in the United States of America.

Biotechnology Portfolio (2)
Health Care Portfolio (2)
Health Care Services Portfolio (2)
Medical Technology and Devices Portfolio (1)
Pharmaceuticals Portfolio (1)

1. Statement of assets and liabilities, including the schedule of investments, as of February 28, 2026, the related statement of operations for the year ended February 28, 2026, the statement of changes in net assets for each of the two years in the period ended February 28, 2026, and the financial highlights for each of the five years in the period ended February 28, 2026.

2. Consolidated statement of asset and liabilities, including the consolidated schedule of investments, as of February 28, 2026, the related consolidated statement of operations for the year ended February 28, 2026, the consolidated statement of changes in net assets for each of the two years in the period ended February 28, 2026, and the consolidated financial highlights for each of the five years in the period ended February 28, 2026.

Basis for Opinions

These financial statements are the responsibility of the Funds' management. Our responsibility is to express an opinion on the Funds' financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of February 28, 2026 by correspondence with the custodian, issuers of privately offered securities and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.

/s/ PricewaterhouseCoopers LLP
Boston, Massachusetts
April 15, 2026

We have served as the auditor of one or more investment companies in the Fidelity group of funds since 1932.

Distributions
 (Unaudited)
The dividend and capital gains distributions for the fund(s) are available on Fidelity.com or Institutional.Fidelity.com.
The funds hereby designate as capital gain dividend the amounts noted below for the taxable year ended February 28, 2026, or, if subsequently determined to be different, the net capital gain of such year.

Biotechnology Portfolio	$241,690,465
Health Care Portfolio	$1,135,243,150
Medical Technology and Devices Portfolio	$658,277,914
Pharmaceuticals Portfolio	$1,214,317
A percentage of the dividends distributed during the fiscal year for the following funds qualify for the dividends-received deduction for corporate shareholders:

Biotechnology Portfolio
April 2025	64%
December 2025	37%
Health Care Portfolio
April 2025	-
December 2025	96%
Health Care Services Portfolio
April 2025	-
December 2025	100%
Pharmaceuticals Portfolio
April 2025	11%
December 2025	16%

A percentage of the dividends distributed during the fiscal year for the following funds may be taken into account as a dividend for purposes of the maximum rate under section 1(h)(11) of the Internal Revenue Code.

Biotechnology Portfolio
April 2025	66.41%
December 2025	39.37%
Health Care Portfolio
April 2025	-
December 2025	98.21%
Health Care Services Portfolio
April 2025	-
December 2025	100%
Pharmaceuticals Portfolio
April 2025	49.90%
December 2025	34.12%

The funds hereby designate the percentages noted below of the short-term capital gain dividends distributed during the fiscal year as qualifying to be taxed as short-term capital gain dividends for nonresident alien shareholders:

	April, 2025	December, 2025
Pharmaceuticals Portfolio	100%	0%

The funds hereby designate the amounts noted below as distributions paid during the fiscal year ended 2026 as qualifying to be taxed as section 163(j) interest dividends:

Health Care Portfolio	$559,341
Pharmaceuticals Portfolio	$670,680

The funds will notify shareholders in the first quarter of 2027 of amounts for use in preparing 2026 income tax returns.
Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 9: Proxy Disclosures for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
(Unaudited)
Note: This information is disclosed as part of the consolidated financial statements for each Fund as part of Item 7: Consolidated Financial Statements and Consolidated Financial Highlights for Open-End Management Investment Companies.

Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract
(Unaudited)

Board Approval of Investment Advisory Contract and Management Fees
Health Care Portfolio
At its November 2025 meeting, the Board of Trustees, including the Independent Trustees (together, the Board), voted to approve an amended and restated management contract with Fidelity Management & Research Company LLC (FMR) and certain of its affiliates (the Amended Contract) for the fund to add the management fee schedule and maximum management fee rate for each of the new classes of the fund: Class A, Class M, Class C, Class I and Class Z (each a New Class and together, the New Classes). The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requested and considered a broad range of information.
Nature, Extent, and Quality of Services Provided. The Board previously received and considered materials relating to the nature, extent and quality of services provided by FMR and certain of its affiliates to the fund, including the resources dedicated to investment management and support services, shareholder and administrative services, the benefits to shareholders of investment in a large fund family, and the investment performance of the fund in connection with the annual renewal of the fund's current management contract. At its May 2025 meeting, the Board concluded that the nature, extent and quality of the services provided to the fund under the existing management contract should continue to benefit the fund's shareholders. In connection with its approval of the Amended Contract at its November 2025 meeting, the Board noted that such approval would not change the fund's portfolio managers, the investment processes, the level or nature of services provided, the resources and personnel allocated or trading and compliance operations. The Board concluded that the nature, extent, and quality of services to be provided to the New Classes of the fund under the Amended Contract will continue to benefit the fund's shareholders.
Competitiveness of Management Fee and Total Expense Ratio. The Board considered the proposed tiered class-level management fee schedule and maximum class-level management fee rate of each New Class of the fund and the estimated total expense ratio of each New Class of the fund. The Board also considered that, in exchange for the variable management fee, each class of the fund receives investment advisory, management, administrative, transfer agent, and pricing and bookkeeping services. The Board noted that the projected class-level management fee and proposed maximum class-level management fee rate for each New Class of the fund is below the median of its competitor funds. The Board also considered that the estimated total net expense ratio of each New Class of the fund is below the median of those funds and classes used by the Board for management fee comparisons.
The Board noted that the difference in management fee rates between classes of the fund is the result of separate arrangements for class-level services and/or waivers of certain expenses. The Board further noted that such differences are not the result of any difference in advisory or custodial fees or other expenses related to the management of the fund's assets, which do not vary by class.
Based on its review, the Board concluded that the projected management fee and estimated total expense ratio of each New Class of the fund was reasonable in light of the services that the fund and its shareholders will receive and the other factors considered.
Costs of the Services and Profitability. The Board considered that it previously reviewed information regarding the revenues earned and the expenses incurred by Fidelity in providing services to the fund and the level of Fidelity's profitability. At its November 2025 meeting, the Board concluded that it was satisfied that the profitability of Fidelity in connection with the operation of the fund was not excessive.
Economies of Scale. The Board considered that it previously received and reviewed information regarding whether there have been economies of scale in respect of the management of the fund and of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is a potential realization of any further economies of scale and that it concluded, at its May 2025 meeting, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity. The Board recognized that the fund's management contract incorporates a variable management fee structure, which provides breakpoints as a way to share, in part, any potential economies of scale that may exist at the asset class level and through a discount that considers both fund size and total assets of the four applicable asset classes. The Board will continue to review economies of scale in connection with future renewals of the Amended Contract.
Conclusion. Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board, including the Independent Trustees, concluded that the advisory fee structure for the New Classes of the fund was fair and reasonable in light of all of the surrounding circumstances and that the fund's Amended Contract should be approved through May 31, 2026.

1.813640.121
SELHC-ANN-0426
Fidelity® Select Portfolios®
Financials Sector

Banking Portfolio
Brokerage and Investment Management Portfolio
Financials Portfolio
FinTech Portfolio
Insurance Portfolio

Annual Report
February 28, 2026

Contents

Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies (Annual Report)
Banking Portfolio
Brokerage and Investment Management Portfolio
Financials Portfolio
FinTech Portfolio
Insurance Portfolio
Notes to Financial Statements
Report of Independent Registered Public Accounting Firm
Distributions
Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
Item 9: Proxy Disclosures for Open-End Management Investment Companies
Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2026 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Funds. This report is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Funds nor Fidelity Distributors Corporation is a bank.
Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies (Annual Report)
Banking Portfolio
Schedule of Investments February 28, 2026
Showing Percentage of Net Assets
Common Stocks - 99.7%
	Shares	Value ($)
CYPRUS - 0.0%
Financials - 0.0%
Capital Markets - 0.0%
Phoenix Vega Mezz PLC	330,200	21,849
Financial Services - 0.0%
Sunrisemezz PLC (b)	47,171	8,249
TOTAL CYPRUS		30,098
PUERTO RICO - 2.8%
Financials - 2.8%
Banks - 2.8%
Popular Inc	92,200	12,480,192
UNITED STATES - 96.9%
Financials - 96.9%
Banks - 95.6%
1st Source Corp	69,581	4,662,623
Associated Banc-Corp	516,100	13,630,201
Bank of America Corp	666,876	33,230,431
Banner Corp	153,200	9,015,820
BOK Financial Corp	128,100	16,104,732
Citigroup Inc	225,800	24,880,902
Community Financial System Inc	151,700	9,185,435
Community Trust Bancorp Inc	79,376	4,765,735
Community West Bancshares (a)	301,500	7,003,845
East West Bancorp Inc	79,500	8,701,275
Eastern Bankshares Inc	763,200	14,928,192
FB Financial Corp (a)	166,500	9,105,885
First Bancorp/Southern Pines NC (a)	104,270	5,921,493
First Hawaiian Inc	264,200	6,541,592
First Interstate BancSystem Inc Class A (a)	407,934	14,118,596
Huntington Bancshares Inc/OH	1,052,126	17,675,717
KeyCorp	708,800	14,700,512
M&T Bank Corp	103,060	22,361,959
Old National Bancorp/IN	757,701	17,502,893
Seacoast Banking Corp of Florida	162,700	5,063,224
Sierra Bancorp (a)	132,800	4,778,144
Southern Missouri Bancorp Inc	23,200	1,436,312
SOUTHSTATE BANK CORP	105,420	10,401,791
TriCo Bancshares	238,387	11,390,131
Truist Financial Corp	522,500	25,764,475
UMB Financial Corp	131,880	15,282,254
United Community Bank/SC	300,700	9,673,519
Univest Financial Corp	256,359	8,600,844
US Bancorp	442,200	24,170,652
Wells Fargo & Co	439,792	35,821,059
WesBanco Inc	287,200	10,014,664
Wintrust Financial Corp (a)	60,300	8,686,818
Zions Bancorp NA	139,700	8,002,016
		433,123,741
Capital Markets - 1.3%
State Street Corp	47,300	6,083,726
TOTAL UNITED STATES		439,207,467
TOTAL COMMON STOCKS (Cost $292,263,394)		451,717,757

Money Market Funds - 3.1%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (c)	3.70	1,069,141	1,069,355
Fidelity Securities Lending Cash Central Fund (c)(d)	3.69	13,129,127	13,130,440
TOTAL MONEY MARKET FUNDS (Cost $14,199,795)			14,199,795

TOTAL INVESTMENT IN SECURITIES - 102.8% (Cost $306,463,189)	465,917,552
NET OTHER ASSETS (LIABILITIES) - (2.8)%	(12,821,752)
NET ASSETS - 100.0%	453,095,800

Legend

(a)	Security or a portion of the security is on loan at period end.
(b)	Non-income producing.
(c)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(d)	Investment made with cash collateral received from securities on loan.
Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	798,914	56,435,762	56,165,083	30,555	(238)	-	1,069,355	1,069,141	0.0%
Fidelity Securities Lending Cash Central Fund	26,407,740	266,459,978	279,737,417	4,963	139	-	13,130,440	13,129,127	0.0%
Total	27,206,654	322,895,740	335,902,500	35,518	(99)	-	14,199,795

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.
Investment Valuation

The following is a summary of the inputs used, as of February 28, 2026, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Common Stocks
Financials	451,717,757	451,717,757	-	-

Money Market Funds	14,199,795	14,199,795	-	-
Total Investments in Securities:	465,917,552	465,917,552	-	-
Banking Portfolio
Financial Statements
Statement of Assets and Liabilities
As of February 28, 2026
Assets
Investment in securities, at value (including securities loaned of $12,129,620) - See accompanying schedule:
Unaffiliated issuers (cost $292,263,394)	$451,717,757
Fidelity Central Funds (cost $14,199,795)	14,199,795

Total Investment in Securities (cost $306,463,189)		$465,917,552
Receivable for fund shares sold		418,993
Dividends receivable		559,583
Distributions receivable from Fidelity Central Funds		2,930
Prepaid expenses		237
Other receivables		3,485
Total assets		466,902,780
Liabilities
Payable for fund shares redeemed	$374,257
Accrued management fee	267,381
Other payables and accrued expenses	35,041
Collateral on securities loaned	13,130,301
Total liabilities		13,806,980
Net Assets		$453,095,800
Net Assets consist of:
Paid in capital		$284,336,022
Total accumulated earnings (loss)		168,759,778
Net Assets		$453,095,800
Net Asset Value, offering price and redemption price per share ($453,095,800 ÷ 13,359,437 shares)		$33.92
Statement of Operations
Year ended February 28, 2026
Investment Income
Dividends		$13,187,692
Income from Fidelity Central Funds (including $4,963 from security lending)		35,518
Security lending		1,981
Total income		13,225,191
Expenses
Management fee	$2,911,784
Custodian fees and expenses	20,794
Independent trustees' fees and expenses	1,712
Registration fees	48,624
Audit fees	41,435
Legal	1,135
Interest	1,000
Miscellaneous	1,332
Total expenses		3,027,816
Net Investment income (loss)		10,197,375
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	39,325,246
Fidelity Central Funds	(99)
Foreign currency transactions	35
Total net realized gain (loss)		39,325,182
Change in net unrealized appreciation (depreciation) on investment securities		2,659,800
Net gain (loss)		41,984,982
Net increase (decrease) in net assets resulting from operations		$52,182,357
Statement of Changes in Net Assets

	Year ended February 28, 2026	Year ended February 28, 2025
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$10,197,375	$10,716,714
Net realized gain (loss)	39,325,182	20,780,220
Change in net unrealized appreciation (depreciation)	2,659,800	97,319,761
Net increase (decrease) in net assets resulting from operations	52,182,357	128,816,695
Distributions to shareholders	(39,787,559)	(21,394,065)

Share transactions
Proceeds from sales of shares	110,113,580	232,522,243
Reinvestment of distributions	36,373,933	19,595,404
Cost of shares redeemed	(213,858,706)	(237,893,182)

Net increase (decrease) in net assets resulting from share transactions	(67,371,193)	14,224,465
Total increase (decrease) in net assets	(54,976,395)	121,647,095

Net Assets
Beginning of period	508,072,195	386,425,100
End of period	$453,095,800	$508,072,195

Other Information
Shares
Sold	3,346,595	7,588,363
Issued in reinvestment of distributions	1,115,623	636,648
Redeemed	(6,781,921)	(8,115,010)
Net increase (decrease)	(2,319,703)	110,001

Financial Highlights
Banking Portfolio

Years ended February 28,	2026	2025	2024 A	2023	2022
Selected Per-Share Data
Net asset value, beginning of period	$32.40	$24.82	$26.24	$31.37	$26.31
Income from Investment Operations
Net investment income (loss) B,C	.75	.72	.75	.61	.58
Net realized and unrealized gain (loss)	3.84	8.26	(.83) D	(4.24)	5.48
Total from investment operations	4.59	8.98	(.08)	(3.63)	6.06
Distributions from net investment income	(.83)	(.74)	(.74)	(.67)	(.54)
Distributions from net realized gain	(2.24)	(.66)	(.60)	(.83)	(.46)
Total distributions	(3.07)	(1.40)	(1.34)	(1.50)	(1.00)
Net asset value, end of period	$33.92	$32.40	$24.82	$26.24	$31.37
Total Return E	14.65%	36.51%	.38% D	(11.27)%	23.37%
Ratios to Average Net Assets C,F,G
Expenses before reductions	.69%	.71%	.77%	.75%	.73%
Expenses net of fee waivers, if any	.69%	.71%	.76%	.74%	.73%
Expenses net of all reductions, if any	.69%	.71%	.76%	.74%	.73%
Net investment income (loss)	2.32%	2.44%	3.46%	2.29%	1.93%
Supplemental Data
Net assets, end of period (000 omitted)	$453,096	$508,072	$386,425	$429,884	$716,834
Portfolio turnover rate H	25%	31%	48%	21%	34%

AFor the year ended February 29.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DNet realized and unrealized gain (loss) per share reflects proceeds received from litigation which amounted to $.01 per share. Excluding these litigation proceeds, the total return would have been .32%.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Brokerage and Investment Management Portfolio
Schedule of Investments February 28, 2026
Showing Percentage of Net Assets
Common Stocks - 99.6%
	Shares	Value ($)
CANADA - 1.1%
Financials - 1.1%
Capital Markets - 1.1%
Brookfield Asset Management Ltd Class A (United States)	238,100	11,131,175
GRAND CAYMAN (UK OVERSEAS TER) - 0.6%
Financials - 0.6%
Capital Markets - 0.6%
Patria Investments Ltd Class A (a)	486,172	6,378,577
LUXEMBOURG - 0.1%
Financials - 0.1%
Capital Markets - 0.1%
CVC Capital Partners PLC (c)(d)	96,213	1,374,455
SWEDEN - 0.1%
Financials - 0.1%
Capital Markets - 0.1%
EQT AB	29,400	912,195
UNITED KINGDOM - 1.0%
Financials - 1.0%
Capital Markets - 1.0%
ICG PLC	439,800	9,951,374
UNITED STATES - 96.7%
Financials - 96.7%
Capital Markets - 91.0%
Ameriprise Financial Inc	81,500	38,314,780
Ares Management Corp Class A	360,900	40,424,409
BGC Group Inc Class A	1,877,600	17,874,752
Blackrock Inc	21,600	22,965,768
Blackstone Inc	321,400	36,437,118
Blue Owl Capital Inc Class A (a)	4,241,000	44,742,550
Carlyle Group Inc/The	455,200	23,665,848
Cboe Global Markets Inc	104,338	31,272,185
Charles Schwab Corp/The	823,361	78,383,967
CME Group Inc Class A	87,500	27,956,250
Coinbase Global Inc Class A (b)	112,800	19,835,880
Evercore Inc Class A	55,600	17,171,504
Galaxy Digital Inc Class A (a)	175,800	3,619,722
Houlihan Lokey Inc Class A	67,300	11,021,721
Interactive Brokers Group Inc Class A	436,800	31,095,792
Intercontinental Exchange Inc	349,300	57,330,609
Jefferies Financial Group Inc	262,400	11,650,560
KKR & Co Inc Class A	576,475	50,545,328
LPL Financial Holdings Inc	93,600	28,115,568
MarketAxess Holdings Inc	74,300	14,265,600
Moelis & Co Class A (a)	94,700	5,621,392
Moody's Corp	165,400	78,993,386
MSCI Inc	39,000	22,301,370
Nasdaq Inc	262,600	22,998,508
Open Lending Corp (b)	171,300	227,829
PJT Partners Inc Class A (a)	68,712	10,147,388
Raymond James Financial Inc	181,400	27,768,712
Ridgepost Capital Inc Class A	174,100	1,404,987
Robinhood Markets Inc Class A (b)	430,700	32,668,595
S&P Global Inc	95,600	42,243,728
SEI Investments Co	124,400	10,116,208
StepStone Group Inc Class A (a)	172,100	7,424,394
TPG Inc Class A	279,300	12,127,206
Tradeweb Markets Inc Class A	146,700	18,081,509
		898,815,123
Financial Services - 5.7%
Apollo Global Management Inc	539,761	56,459,001
TOTAL UNITED STATES		955,274,124
TOTAL COMMON STOCKS (Cost $590,952,905)		985,021,900

Money Market Funds - 6.9%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (e)	3.70	1,673,692	1,674,027
Fidelity Securities Lending Cash Central Fund (e)(f)	3.69	66,079,888	66,086,496
TOTAL MONEY MARKET FUNDS (Cost $67,760,523)			67,760,523

TOTAL INVESTMENT IN SECURITIES - 106.5% (Cost $658,713,428)	1,052,782,423
NET OTHER ASSETS (LIABILITIES) - (6.5)%	(64,241,358)
NET ASSETS - 100.0%	988,541,065

Legend

(a)	Security or a portion of the security is on loan at period end.
(b)	Non-income producing.
(c)
Security exempt from registration under Regulation S of the Securities Act of 1933 and may be resold to qualified foreign investors outside of the United States. At the end of the period, the value of securities amounted to $1,374,455 or 0.1% of net assets.

(d)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $1,374,455 or 0.1% of net assets.

(e)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(f)	Investment made with cash collateral received from securities on loan.
Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	-	153,029,008	151,354,893	127,516	(88)	-	1,674,027	1,673,692	0.0%
Fidelity Securities Lending Cash Central Fund	98,917,912	1,031,505,930	1,064,336,256	56,816	(1,089)	(1)	66,086,496	66,079,888	0.2%
Total	98,917,912	1,184,534,938	1,215,691,149	184,332	(1,177)	(1)	67,760,523

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.
Investment Valuation

The following is a summary of the inputs used, as of February 28, 2026, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Common Stocks
Financials	985,021,900	985,021,900	-	-

Money Market Funds	67,760,523	67,760,523	-	-
Total Investments in Securities:	1,052,782,423	1,052,782,423	-	-
Brokerage and Investment Management Portfolio
Financial Statements
Statement of Assets and Liabilities
As of February 28, 2026
Assets
Investment in securities, at value (including securities loaned of $60,922,527) - See accompanying schedule:
Unaffiliated issuers (cost $590,952,905)	$985,021,900
Fidelity Central Funds (cost $67,760,523)	67,760,523

Total Investment in Securities (cost $658,713,428)		$1,052,782,423
Receivable for investments sold		1,185,937
Receivable for fund shares sold		896,173
Dividends receivable		1,873,867
Distributions receivable from Fidelity Central Funds		11,453
Prepaid expenses		770
Other receivables		85,504
Total assets		1,056,836,127
Liabilities
Payable for fund shares redeemed	$1,528,238
Accrued management fee	563,803
Other payables and accrued expenses	115,436
Collateral on securities loaned	66,087,585
Total liabilities		68,295,062
Net Assets		$988,541,065
Net Assets consist of:
Paid in capital		$586,145,472
Total accumulated earnings (loss)		402,395,593
Net Assets		$988,541,065
Net Asset Value, offering price and redemption price per share ($988,541,065 ÷ 5,972,348 shares)		$165.52
Statement of Operations
Year ended February 28, 2026
Investment Income
Dividends		$14,567,735
Income from Fidelity Central Funds (including $56,816 from security lending)		184,332
Security lending		2,411
Total income		14,754,478
Expenses
Management fee	$8,400,231
Custodian fees and expenses	19,066
Independent trustees' fees and expenses	5,119
Registration fees	71,654
Audit fees	43,740
Legal	569
Interest	14,978
Miscellaneous	4,385
Total expenses		8,559,742
Net Investment income (loss)		6,194,736
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	46,057,407
Fidelity Central Funds	(1,177)
Foreign currency transactions	(12,131)
Total net realized gain (loss)		46,044,099
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	(166,233,410)
Fidelity Central Funds	(1)
Assets and liabilities in foreign currencies	3,765
Total change in net unrealized appreciation (depreciation)		(166,229,646)
Net gain (loss)		(120,185,547)
Net increase (decrease) in net assets resulting from operations		$(113,990,811)
Statement of Changes in Net Assets

	Year ended February 28, 2026	Year ended February 28, 2025
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$6,194,736	$7,055,289
Net realized gain (loss)	46,044,099	29,915,287
Change in net unrealized appreciation (depreciation)	(166,229,646)	210,092,115
Net increase (decrease) in net assets resulting from operations	(113,990,811)	247,062,691
Distributions to shareholders	(8,144,216)	(8,493,406)

Share transactions
Proceeds from sales of shares	268,781,826	641,899,848
Reinvestment of distributions	7,041,404	7,501,466
Cost of shares redeemed	(642,679,578)	(246,862,940)

Net increase (decrease) in net assets resulting from share transactions	(366,856,348)	402,538,374
Total increase (decrease) in net assets	(488,991,375)	641,107,659

Net Assets
Beginning of period	1,477,532,440	836,424,781
End of period	$988,541,065	$1,477,532,440

Other Information
Shares
Sold	1,441,736	3,596,414
Issued in reinvestment of distributions	36,484	40,584
Redeemed	(3,543,007)	(1,491,076)
Net increase (decrease)	(2,064,787)	2,145,922

Financial Highlights
Brokerage and Investment Management Portfolio

Years ended February 28,	2026	2025	2024 A	2023	2022
Selected Per-Share Data
Net asset value, beginning of period	$183.84	$141.98	$115.04	$121.01	$100.99
Income from Investment Operations
Net investment income (loss) B,C	.89	1.12	1.50	1.45	1.31
Net realized and unrealized gain (loss)	(17.93)	42.00	27.09	(5.19)	20.54
Total from investment operations	(17.04)	43.12	28.59	(3.74)	21.85
Distributions from net investment income	(1.28)	(1.26)	(1.65)	(1.83)	(.83)
Distributions from net realized gain	-	-	-	(.41)	(1.01)
Total distributions	(1.28)	(1.26)	(1.65)	(2.23) D	(1.83) D
Net asset value, end of period	$165.52	$183.84	$141.98	$115.04	$121.01
Total Return E	(9.37) %	30.36%	24.95%	(2.98)%	21.70%
Ratios to Average Net Assets C,F,G
Expenses before reductions	.66%	.69%	.76%	.75%	.74%
Expenses net of fee waivers, if any	.66%	.68%	.75%	.74%	.74%
Expenses net of all reductions, if any	.66%	.68%	.75%	.74%	.74%
Net investment income (loss)	.48%	.68%	1.28%	1.33%	1.06%
Supplemental Data
Net assets, end of period (000 omitted)	$988,541	$1,477,532	$836,425	$812,973	$1,209,722
Portfolio turnover rate H	10%	16%	36%	4%	3%

AFor the year ended February 29.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DTotal distributions per share do not sum due to rounding.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Financials Portfolio
Schedule of Investments February 28, 2026
Showing Percentage of Net Assets
Common Stocks - 100.8%
	Shares	Value ($)
AUSTRALIA - 0.7%
Financials - 0.7%
Insurance - 0.7%
AUB Group Ltd	395,801	7,137,563
FRANCE - 1.5%
Financials - 1.5%
Capital Markets - 1.5%
Amundi SA (c)(d)	147,800	14,154,611
GRAND CAYMAN (UK OVERSEAS TER) - 0.8%
Financials - 0.8%
Capital Markets - 0.8%
Patria Investments Ltd Class A (a)	621,600	8,155,392
MEXICO - 0.5%
Financials - 0.5%
Capital Markets - 0.5%
Bolsa Mexicana de Valores SAB de CV	2,215,900	4,894,485
PUERTO RICO - 1.2%
Financials - 1.2%
Banks - 1.2%
Popular Inc	86,600	11,722,176
UNITED KINGDOM - 2.3%
Financials - 2.3%
Insurance - 2.3%
Hiscox Ltd	675,100	14,083,681
Lancashire Holdings Ltd	894,492	8,076,596

TOTAL UNITED KINGDOM		22,160,277
UNITED STATES - 93.8%
Financials - 92.6%
Banks - 35.1%
Associated Banc-Corp	342,100	9,034,861
Bank of America Corp	1,267,200	63,144,576
BOK Financial Corp (a)	95,400	11,993,688
Citigroup Inc	310,400	34,202,976
East West Bancorp Inc	68,600	7,508,270
Eastern Bankshares Inc	514,100	10,055,796
First Hawaiian Inc	234,300	5,801,268
First Interstate BancSystem Inc Class A (a)	317,421	10,985,941
KeyCorp	467,600	9,698,024
M&T Bank Corp (a)	80,537	17,474,918
Old National Bancorp/IN	590,500	13,640,550
TriCo Bancshares	167,300	7,993,594
Truist Financial Corp	410,600	20,246,686
UMB Financial Corp	96,358	11,165,965
United Community Bank/SC (a)	182,700	5,877,459
US Bancorp	346,000	18,912,360
Wells Fargo & Co	778,490	63,408,011
WesBanco Inc	184,500	6,433,515
Wintrust Financial Corp	59,400	8,557,164
Zions Bancorp NA	86,200	4,937,536
		341,073,158
Capital Markets - 22.6%
Blue Owl Capital Inc Class A (a)	921,800	9,724,990
Carlyle Group Inc/The	132,400	6,883,476
Charles Schwab Corp/The	314,300	29,921,360
KKR & Co Inc Class A	216,700	19,000,256
Lazard Inc	247,592	12,528,155
LPL Financial Holdings Inc	100	30,037
MarketAxess Holdings Inc	62,200	11,942,400
Moody's Corp	31,600	15,091,844
Morgan Stanley	145,200	24,177,252
Nasdaq Inc	168,300	14,739,714
Northern Trust Corp	76,900	11,003,621
Perella Weinberg Partners Class A	214,523	3,970,821
Raymond James Financial Inc	74,100	11,343,228
State Street Corp	243,300	31,293,246
Stifel Financial Corp	450	33,323
Virtu Financial Inc Class A (a)	400,100	16,568,141
Wealthfront Corp (b)	116,600	967,780
		219,219,644
Consumer Finance - 4.5%
Capital One Financial Corp	114,946	22,488,035
FirstCash Holdings Inc	66,311	12,784,098
SLM Corp (a)	456,700	8,558,558
		43,830,691
Financial Services - 14.1%
Apollo Global Management Inc (a)	184,636	19,312,926
Corpay Inc (b)	42,700	13,881,770
Essent Group Ltd	100	6,084
Mastercard Inc Class A	175,800	90,925,518
PayPal Holdings Inc	900	41,589
Voya Financial Inc (a)	197,000	13,175,360
		137,343,247
Insurance - 16.3%
American Financial Group Inc/OH	91,500	12,167,670
Arthur J Gallagher & Co (a)	65,600	14,969,920
Assurant Inc	60,000	13,775,400
Baldwin Insurance Group Inc/The Class A (a)(b)	435,111	10,107,629
Brown & Brown Inc (a)	158,700	11,397,834
Chubb Ltd	83,300	28,393,638
First American Financial Corp	203,522	14,268,927
Neptune Insurance Holdings Inc Class A	600	12,492
Reinsurance Group of America Inc	196,593	42,411,008
Selective Insurance Group Inc	134,300	11,286,572
		158,791,090
TOTAL FINANCIALS		900,257,830
Industrials - 1.2%
Professional Services - 1.2%
TransUnion (a)	143,500	11,271,925
TOTAL UNITED STATES		911,529,755
TOTAL COMMON STOCKS (Cost $711,051,492)		979,754,259

Money Market Funds - 8.0%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (e)	3.70	399,967	400,047
Fidelity Securities Lending Cash Central Fund (e)(f)	3.69	76,945,785	76,953,480
TOTAL MONEY MARKET FUNDS (Cost $77,353,527)			77,353,527

TOTAL INVESTMENT IN SECURITIES - 108.8% (Cost $788,405,019)	1,057,107,786
NET OTHER ASSETS (LIABILITIES) - (8.8)%	(85,374,718)
NET ASSETS - 100.0%	971,733,068

Legend

(a)	Security or a portion of the security is on loan at period end.
(b)	Non-income producing.
(c)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $14,154,611 or 1.5% of net assets.

(d)
Security exempt from registration under Regulation S of the Securities Act of 1933 and may be resold to qualified foreign investors outside of the United States. At the end of the period, the value of securities amounted to $14,154,611 or 1.5% of net assets.

(e)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(f)	Investment made with cash collateral received from securities on loan.
Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	4,695,880	139,754,436	144,050,121	91,311	(148)	-	400,047	399,967	0.0%
Fidelity Securities Lending Cash Central Fund	51,068,928	870,204,644	844,318,330	221,012	(1,762)	-	76,953,480	76,945,785	0.2%
Total	55,764,808	1,009,959,080	988,368,451	312,323	(1,910)	-	77,353,527

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.
Investment Valuation

The following is a summary of the inputs used, as of February 28, 2026, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Common Stocks
Financials	968,482,334	968,482,334	-	-
Industrials	11,271,925	11,271,925	-	-

Money Market Funds	77,353,527	77,353,527	-	-
Total Investments in Securities:	1,057,107,786	1,057,107,786	-	-
Financials Portfolio
Financial Statements
Statement of Assets and Liabilities
As of February 28, 2026
Assets
Investment in securities, at value (including securities loaned of $74,475,197) - See accompanying schedule:
Unaffiliated issuers (cost $711,051,492)	$979,754,259
Fidelity Central Funds (cost $77,353,527)	77,353,527

Total Investment in Securities (cost $788,405,019)		$1,057,107,786
Receivable for investments sold		23,726
Receivable for fund shares sold		562,676
Dividends receivable		1,640,022
Distributions receivable from Fidelity Central Funds		8,700
Prepaid expenses		595
Other receivables		6,037
Total assets		1,059,349,542
Liabilities
Payable to custodian bank	$23,726
Payable for investments purchased	1,113,659
Payable for fund shares redeemed	8,927,067
Accrued management fee	559,872
Other payables and accrued expenses	36,908
Collateral on securities loaned	76,955,242
Total liabilities		87,616,474
Net Assets		$971,733,068
Net Assets consist of:
Paid in capital		$692,702,396
Total accumulated earnings (loss)		279,030,672
Net Assets		$971,733,068
Net Asset Value, offering price and redemption price per share ($971,733,068 ÷ 63,580,369 shares)		$15.28
Statement of Operations
Year ended February 28, 2026
Investment Income
Dividends		$23,341,953
Income from Fidelity Central Funds (including $221,012 from security lending)		312,323
Security lending		4,358
Total income		23,658,634
Expenses
Management fee	$6,877,164
Custodian fees and expenses	26,546
Independent trustees' fees and expenses	3,989
Registration fees	81,727
Audit fees	44,498
Legal	446
Interest	19,217
Miscellaneous	3,425
Total expenses		7,057,012
Net Investment income (loss)		16,601,622
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	57,918,723
Fidelity Central Funds	(1,910)
Foreign currency transactions	(19,388)
Total net realized gain (loss)		57,897,425
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	(30,016,814)
Assets and liabilities in foreign currencies	1,356
Total change in net unrealized appreciation (depreciation)		(30,015,458)
Net gain (loss)		27,881,967
Net increase (decrease) in net assets resulting from operations		$44,483,589
Statement of Changes in Net Assets

	Year ended February 28, 2026	Year ended February 28, 2025
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$16,601,622	$14,009,630
Net realized gain (loss)	57,897,425	60,997,289
Change in net unrealized appreciation (depreciation)	(30,015,458)	153,342,316
Net increase (decrease) in net assets resulting from operations	44,483,589	228,349,235
Distributions to shareholders	(73,367,424)	(55,332,364)

Share transactions
Proceeds from sales of shares	251,268,739	402,105,545
Reinvestment of distributions	67,552,666	50,916,288
Cost of shares redeemed	(434,536,310)	(208,017,429)

Net increase (decrease) in net assets resulting from share transactions	(115,714,905)	245,004,404
Total increase (decrease) in net assets	(144,598,740)	418,021,275

Net Assets
Beginning of period	1,116,331,808	698,310,533
End of period	$971,733,068	$1,116,331,808

Other Information
Shares
Sold	16,169,390	26,597,564
Issued in reinvestment of distributions	4,386,863	3,416,909
Redeemed	(28,193,146)	(14,673,185)
Net increase (decrease)	(7,636,893)	15,341,288

Financial Highlights
Financials Portfolio

Years ended February 28,	2026	2025	2024 A	2023	2022
Selected Per-Share Data
Net asset value, beginning of period	$15.68	$12.50	$11.51	$13.23	$11.26
Income from Investment Operations
Net investment income (loss) B,C	.25	.24	.26	.24	.25
Net realized and unrealized gain (loss)	.50	3.84	1.09	(.74)	2.26
Total from investment operations	.75	4.08	1.35	(.50)	2.51
Distributions from net investment income	(.28)	(.24)	(.25)	(.23)	(.26)
Distributions from net realized gain	(.87)	(.66)	(.11)	(.98)	(.28)
Total distributions	(1.15)	(.90)	(.36)	(1.22) D	(.54)
Net asset value, end of period	$15.28	$15.68	$12.50	$11.51	$13.23
Total Return E	4.77%	33.07%	12.15%	(3.30)%	22.47%
Ratios to Average Net Assets C,F,G
Expenses before reductions	.68%	.69%	.76%	.75%	.73%
Expenses net of fee waivers, if any	.68%	.69%	.76%	.75%	.72%
Expenses net of all reductions, if any	.68%	.69%	.76%	.75%	.72%
Net investment income (loss)	1.59%	1.70%	2.43%	2.12%	1.89%
Supplemental Data
Net assets, end of period (000 omitted)	$971,733	$1,116,332	$698,311	$731,159	$819,910
Portfolio turnover rate H	37%	35%	66%	46%	53%

AFor the year ended February 29.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DTotal distributions per share do not sum due to rounding.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
FinTech Portfolio
Schedule of Investments February 28, 2026
Showing Percentage of Net Assets
Common Stocks - 100.0%
	Shares	Value ($)
BRAZIL - 0.2%
Financials - 0.2%
Financial Services - 0.2%
Pagseguro Digital Ltd Class A	24,731	262,396
CANADA - 9.0%
Information Technology - 9.0%
IT Services - 9.0%
Shopify Inc Class A (a)	61,989	7,483,398
NETHERLANDS - 3.7%
Financials - 3.7%
Financial Services - 3.7%
Adyen NV (a)(c)(d)	2,600	3,053,253
UNITED KINGDOM - 4.3%
Financials - 4.3%
Capital Markets - 4.3%
Marex Group PLC	81,800	3,555,028
UNITED STATES - 80.4%
Financials - 73.7%
Banks - 1.9%
Bancorp Inc/The (a)	30,071	1,578,426
Capital Markets - 7.6%
Coinbase Global Inc Class A (a)	14,600	2,567,410
Galaxy Digital Inc Class A	98,800	2,034,292
Interactive Brokers Group Inc Class A	24,998	1,779,608
		6,381,310
Consumer Finance - 20.0%
American Express Co	27,126	8,379,222
Capital One Financial Corp	28,378	5,551,872
Dave Inc Class A (a)	9,100	1,758,757
Figure Technology Solutions Inc Class A (b)	40,123	1,014,309
		16,704,160
Financial Services - 44.2%
Affirm Holdings Inc Class A (a)	30,155	1,416,682
Block Inc Class A (a)	97,800	6,229,860
Mastercard Inc Class A	8,012	4,143,887
Remitly Global Inc (a)	205,026	3,423,934
Rocket Cos Inc Class A	190,849	3,471,543
Toast Inc Class A (a)	143,000	3,905,330
Visa Inc Class A	44,469	14,236,306
		36,827,542
TOTAL FINANCIALS		61,491,438
Information Technology - 6.7%
Software - 6.7%
Intuit Inc	7,600	3,108,628
Strategy Inc Class A (a)	19,500	2,525,250
TOTAL INFORMATION TECHNOLOGY		5,633,878
TOTAL UNITED STATES		67,125,316
URUGUAY - 2.4%
Financials - 2.4%
Financial Services - 2.4%
Dlocal Ltd/Uruguay Class A	166,800	2,041,632
TOTAL COMMON STOCKS (Cost $66,053,270)		83,521,023

Money Market Funds - 3.3%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (e)	3.70	216,230	216,273
Fidelity Securities Lending Cash Central Fund (e)(f)	3.69	2,526,072	2,526,325
TOTAL MONEY MARKET FUNDS (Cost $2,742,598)			2,742,598

TOTAL INVESTMENT IN SECURITIES - 103.3% (Cost $68,795,868)	86,263,621
NET OTHER ASSETS (LIABILITIES) - (3.3)%	(2,723,995)
NET ASSETS - 100.0%	83,539,626

Legend

(a)	Non-income producing.
(b)	Security or a portion of the security is on loan at period end.
(c)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $3,053,253 or 3.7% of net assets.

(d)
Security exempt from registration under Regulation S of the Securities Act of 1933 and may be resold to qualified foreign investors outside of the United States. At the end of the period, the value of securities amounted to $3,053,253 or 3.7% of net assets.

(e)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(f)	Investment made with cash collateral received from securities on loan.
Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	593,036	44,044,687	44,421,524	18,436	73	1	216,273	216,230	0.0%
Fidelity Securities Lending Cash Central Fund	1,269,650	33,694,503	32,437,715	2,708	(113)	-	2,526,325	2,526,072	0.0%
Total	1,862,686	77,739,190	76,859,239	21,144	(40)	1	2,742,598

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.
Investment Valuation

The following is a summary of the inputs used, as of February 28, 2026, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Common Stocks
Financials	70,403,747	67,350,494	3,053,253	-
Information Technology	13,117,276	13,117,276	-	-

Money Market Funds	2,742,598	2,742,598	-	-
Total Investments in Securities:	86,263,621	83,210,368	3,053,253	-
FinTech Portfolio
Financial Statements
Statement of Assets and Liabilities
As of February 28, 2026
Assets
Investment in securities, at value (including securities loaned of $1,837,856) - See accompanying schedule:
Unaffiliated issuers (cost $66,053,270)	$83,521,023
Fidelity Central Funds (cost $2,742,598)	2,742,598

Total Investment in Securities (cost $68,795,868)		$86,263,621
Receivable for investments sold		15,711,096
Receivable for fund shares sold		308,579
Dividends receivable		56,641
Distributions receivable from Fidelity Central Funds		2,005
Prepaid expenses		56
Other receivables		1,096
Total assets		102,343,094
Liabilities
Payable to custodian bank	$284,568
Payable for investments purchased	15,515,392
Payable for fund shares redeemed	394,633
Accrued management fee	47,448
Other payables and accrued expenses	35,102
Collateral on securities loaned	2,526,325
Total liabilities		18,803,468
Net Assets		$83,539,626
Net Assets consist of:
Paid in capital		$104,935,687
Total accumulated earnings (loss)		(21,396,061)
Net Assets		$83,539,626
Net Asset Value, offering price and redemption price per share ($83,539,626 ÷ 5,325,148 shares)		$15.69
Statement of Operations
Year ended February 28, 2026
Investment Income
Dividends		$629,003
Income from Fidelity Central Funds (including $2,708 from security lending)		21,144
Total income		650,147
Expenses
Management fee	$664,186
Custodian fees and expenses	10,369
Independent trustees' fees and expenses	403
Registration fees	22,495
Audit fees	43,643
Legal	1,323
Miscellaneous	346
Total expenses		742,765
Net Investment income (loss)		(92,618)
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	4,109,265
Fidelity Central Funds	(40)
Foreign currency transactions	3,053
Total net realized gain (loss)		4,112,278
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	(27,709,099)
Fidelity Central Funds	1
Assets and liabilities in foreign currencies	(3,942)
Total change in net unrealized appreciation (depreciation)		(27,713,040)
Net gain (loss)		(23,600,762)
Net increase (decrease) in net assets resulting from operations		$(23,693,380)
Statement of Changes in Net Assets

	Year ended February 28, 2026	Year ended February 28, 2025
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$(92,618)	$(51,392)
Net realized gain (loss)	4,112,278	2,139,758
Change in net unrealized appreciation (depreciation)	(27,713,040)	13,680,541
Net increase (decrease) in net assets resulting from operations	(23,693,380)	15,768,907

Share transactions
Proceeds from sales of shares	28,538,720	34,894,898
Cost of shares redeemed	(44,531,288)	(39,175,698)

Net increase (decrease) in net assets resulting from share transactions	(15,992,568)	(4,280,800)
Total increase (decrease) in net assets	(39,685,948)	11,488,107

Net Assets
Beginning of period	123,225,574	111,737,467
End of period	$83,539,626	$123,225,574

Other Information
Shares
Sold	1,535,494	1,836,189
Redeemed	(2,384,689)	(2,221,890)
Net increase (decrease)	(849,195)	(385,701)

Financial Highlights
FinTech Portfolio

Years ended February 28,	2026	2025	2024 A	2023	2022
Selected Per-Share Data
Net asset value, beginning of period	$19.96	$17.03	$13.73	$16.06	$19.37
Income from Investment Operations
Net investment income (loss) B,C	(.02)	(.01)	- D	- D	.14 E
Net realized and unrealized gain (loss)	(4.25)	2.94	3.30	(2.33)	.04 F
Total from investment operations	(4.27)	2.93	3.30	(2.33)	.18
Distributions from net investment income	-	-	-	-	(.25)
Distributions from net realized gain	-	-	-	-	(3.24)
Total distributions	-	-	-	-	(3.49)
Net asset value, end of period	$15.69	$19.96	$17.03	$13.73	$16.06
Total Return G	(21.39) %	17.20%	24.03%	(14.51)%	(.75)% F
Ratios to Average Net Assets C,H,I
Expenses before reductions	.74%	.75%	.87%	.87%	.81%
Expenses net of fee waivers, if any	.74%	.75%	.86%	.87%	.81%
Expenses net of all reductions, if any	.74%	.75%	.86%	.87%	.81%
Net investment income (loss)	(.09)%	(.05)%	(.03)%	(.03)%	.63% E
Supplemental Data
Net assets, end of period (000 omitted)	$83,540	$123,226	$111,737	$107,578	$161,851
Portfolio turnover rate J	239%	44%	43%	15%	164%

AFor the year ended February 29.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DAmount represents less than $.005 per share.
ENet investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.05 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been .40%.
FNet realized and unrealized gain (loss) per share reflects proceeds received from litigation which amounted to $.01 per share. Excluding these litigation proceeds, the total return would have been (.78)%.
GTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
HFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
IExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Insurance Portfolio
Schedule of Investments February 28, 2026
Showing Percentage of Net Assets
Common Stocks - 99.6%
	Shares	Value ($)
UNITED KINGDOM - 2.3%
Financials - 2.3%
Insurance - 2.3%
Hiscox Ltd	731,290	15,255,895
UNITED STATES - 97.3%
Financials - 97.3%
Financial Services - 3.3%
Corebridge Financial Inc (a)	383,049	9,897,986
Voya Financial Inc	182,088	12,178,046
		22,076,032
Insurance - 94.0%
Allstate Corp/The	92,000	19,735,840
American Financial Group Inc/OH	240,500	31,981,690
American International Group Inc	45,100	3,630,099
Aon PLC	93,100	31,232,257
Arch Capital Group Ltd (b)	324,600	32,508,690
Arthur J Gallagher & Co	218,400	49,838,880
Brown & Brown Inc	177,200	12,726,504
Chubb Ltd	269,405	91,829,388
Everest Group Ltd	58,500	19,626,165
Hanover Insurance Group Inc/The	72,408	13,079,057
Hartford Insurance Group Inc/The	315,700	44,460,031
Marsh & McLennan Cos Inc	153,900	28,739,286
MetLife Inc	406,141	29,270,582
Primerica Inc	65,361	16,579,471
Progressive Corp/The	296,000	63,243,360
Reinsurance Group of America Inc	194,800	42,024,204
Selective Insurance Group Inc	183,500	15,421,340
Travelers Companies Inc/The	113,600	35,061,504
Unum Group	265,700	19,058,661
Willis Towers Watson PLC	98,574	30,081,828
		630,128,837
TOTAL UNITED STATES		652,204,869
TOTAL COMMON STOCKS (Cost $479,288,075)		667,460,764

Money Market Funds - 0.5%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (c)	3.70	3,541,078	3,541,787
Fidelity Securities Lending Cash Central Fund (c)(d)	3.69	336,266	336,299
TOTAL MONEY MARKET FUNDS (Cost $3,878,086)			3,878,086

TOTAL INVESTMENT IN SECURITIES - 100.1% (Cost $483,166,161)	671,338,850
NET OTHER ASSETS (LIABILITIES) - (0.1)%	(942,362)
NET ASSETS - 100.0%	670,396,488

Legend

(a)	Security or a portion of the security is on loan at period end.
(b)	Non-income producing.
(c)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(d)	Investment made with cash collateral received from securities on loan.
Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	6,660,691	278,264,042	281,383,043	140,384	98	(1)	3,541,787	3,541,078	0.0%
Fidelity Securities Lending Cash Central Fund	-	34,750,849	34,414,549	6,168	(1)	-	336,299	336,266	0.0%
Total	6,660,691	313,014,891	315,797,592	146,552	97	(1)	3,878,086

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.
Investment Valuation

The following is a summary of the inputs used, as of February 28, 2026, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Common Stocks
Financials	667,460,764	667,460,764	-	-

Money Market Funds	3,878,086	3,878,086	-	-
Total Investments in Securities:	671,338,850	671,338,850	-	-
Insurance Portfolio
Financial Statements
Statement of Assets and Liabilities
As of February 28, 2026
Assets
Investment in securities, at value (including securities loaned of $304,912) - See accompanying schedule:
Unaffiliated issuers (cost $479,288,075)	$667,460,764
Fidelity Central Funds (cost $3,878,086)	3,878,086

Total Investment in Securities (cost $483,166,161)		$671,338,850
Receivable for fund shares sold		185,551
Dividends receivable		705,448
Distributions receivable from Fidelity Central Funds		6,727
Prepaid expenses		530
Other receivables		2,997
Total assets		672,240,103
Liabilities
Payable for investments purchased	$295,101
Payable for fund shares redeemed	806,873
Accrued management fee	368,427
Other payables and accrued expenses	36,914
Collateral on securities loaned	336,300
Total liabilities		1,843,615
Net Assets		$670,396,488
Net Assets consist of:
Paid in capital		$471,126,684
Total accumulated earnings (loss)		199,269,804
Net Assets		$670,396,488
Net Asset Value, offering price and redemption price per share ($670,396,488 ÷ 7,459,643 shares)		$89.87
Statement of Operations
Year ended February 28, 2026
Investment Income
Dividends		$14,514,497
Special dividends		4,271,400
Income from Fidelity Central Funds (including $6,168 from security lending)		146,552
Total income		18,932,449
Expenses
Management fee	$5,797,034
Custodian fees and expenses	13,974
Independent trustees' fees and expenses	3,519
Registration fees	79,582
Audit fees	43,708
Legal	415
Interest	3,105
Miscellaneous	3,151
Total expenses		5,944,488
Net Investment income (loss)		12,987,961
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	27,684,518
Fidelity Central Funds	97
Foreign currency transactions	20,559
Total net realized gain (loss)		27,705,174
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	(86,630,222)
Fidelity Central Funds	(1)
Assets and liabilities in foreign currencies	7,561
Total change in net unrealized appreciation (depreciation)		(86,622,662)
Net gain (loss)		(58,917,488)
Net increase (decrease) in net assets resulting from operations		$(45,929,527)
Statement of Changes in Net Assets

	Year ended February 28, 2026	Year ended February 28, 2025
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$12,987,961	$10,174,873
Net realized gain (loss)	27,705,174	53,204,387
Change in net unrealized appreciation (depreciation)	(86,622,662)	104,998,587
Net increase (decrease) in net assets resulting from operations	(45,929,527)	168,377,847
Distributions to shareholders	(25,517,481)	(72,132,916)

Share transactions
Proceeds from sales of shares	323,286,469	577,141,867
Reinvestment of distributions	23,113,839	65,808,680
Cost of shares redeemed	(563,524,471)	(380,121,521)

Net increase (decrease) in net assets resulting from share transactions	(217,124,163)	262,829,026
Total increase (decrease) in net assets	(288,571,171)	359,073,957

Net Assets
Beginning of period	958,967,659	599,893,702
End of period	$670,396,488	$958,967,659

Other Information
Shares
Sold	3,453,924	6,314,230
Issued in reinvestment of distributions	254,040	747,919
Redeemed	(6,165,275)	(4,188,755)
Net increase (decrease)	(2,457,311)	2,873,394

Financial Highlights
Insurance Portfolio

Years ended February 28,	2026	2025	2024 A	2023	2022
Selected Per-Share Data
Net asset value, beginning of period	$96.70	$85.17	$75.40	$69.86	$61.17
Income from Investment Operations
Net investment income (loss) B,C	1.37 D	1.14 E	.99	.63	.78
Net realized and unrealized gain (loss)	(5.18)	18.25	15.28	5.46	13.73
Total from investment operations	(3.81)	19.39	16.27	6.09	14.51
Distributions from net investment income	(1.13)	(1.02)	(.85)	(.55)	(.89)
Distributions from net realized gain	(1.90)	(6.84)	(5.66)	-	(4.93)
Total distributions	(3.02) F	(7.86)	(6.50) F	(.55)	(5.82)
Net asset value, end of period	$89.87	$96.70	$85.17	$75.40	$69.86
Total Return G	(3.96) %	23.96%	23.26%	8.75%	24.68%
Ratios to Average Net Assets C,H,I
Expenses before reductions	.68%	.69%	.80%	.81%	.78%
Expenses net of fee waivers, if any	.68%	.69%	.79%	.81%	.78%
Expenses net of all reductions, if any	.68%	.69%	.79%	.81%	.78%
Net investment income (loss)	1.48% D	1.25% E	1.32%	.90%	1.16%
Supplemental Data
Net assets, end of period (000 omitted)	$670,396	$958,968	$599,894	$474,461	$245,931
Portfolio turnover rate J	48%	55%	80%	48%	15%

AFor the year ended February 29.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DNet investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.45 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been 1.00%.
ENet investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.22 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been 1.02%.
FTotal distributions per share do not sum due to rounding.
GTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
HFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
IExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Notes to Financial Statements

For the period ended February 28, 2026

1. Organization.
Banking Portfolio, Brokerage and Investment Management Portfolio, Financials Portfolio, FinTech Portfolio and Insurance Portfolio (the Funds) are non-diversified funds of Fidelity Select Portfolios (the Trust). The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Funds invest primarily in securities of companies whose principal business activities fall within specific industries. Each Fund is authorized to issue an unlimited number of shares. Share transactions on the Statement of Changes in Net Assets may contain exchanges between affiliated funds.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
Each Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Each Fund operates as a single operating segment. Each Fund's income, expenses, assets, and performance are regularly monitored and assessed as a whole by the investment adviser and other individuals responsible for oversight functions of the Trust, using the information presented in the financial statements and financial highlights. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. Each Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of each Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated each Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, each Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages each Fund's fair valuation practices and maintains the fair valuation policies and procedures. Each Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

Each Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value each Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of February 28, 2026 is included at the end of each Fund's Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Funds' investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and for certain Funds include proceeds received from litigation. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Funds are informed of the ex-dividend date. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Funds represent a return of capital or capital gain. The Funds determine the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Large, non-recurring dividends recognized by the Funds are presented separately on the Statement of Operations as "Special Dividends" and the impact of these dividends is presented in the Financial Highlights. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. Any withholding tax reclaims income is included in the Statement of Operations in dividends, as applicable. Any receivables for withholding tax reclaims are included in the Statement of Assets and Liabilities in dividends receivable, as applicable. Brokerage and Investment Management Portfolio has filed tax reclaims for previously withheld taxes on dividends earned in certain European Union (EU) countries. These additional filings are subject to various administrative proceedings by the local jurisdictions' tax authorities within the EU, as well as a number of related judicial proceedings. Income recognized for EU reclaims is included with other reclaims in the Statement of Operations in dividends. These reclaims are recorded when the amount is known and there are no significant uncertainties on collectability.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of February 28, 2026, each Fund did not have any unrecognized tax benefits in the financial statements; nor is each Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. Each Fund files a U.S. federal tax return, in addition to state and local tax returns as required. Each Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on each Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. In addition, certain Funds claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, passive foreign investment companies (PFIC), partnerships, deferred Trustee compensation, net operating losses, capital loss carryforwards, losses deferred due to wash sales and excise tax regulations.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows for each Fund:

	Tax cost ($)	Gross unrealized appreciation ($)	Gross unrealized depreciation ($)	Net unrealized appreciation (depreciation) ($)
Banking Portfolio	307,469,634	160,081,490	(1,633,572)	158,447,918
Brokerage and Investment Management Portfolio	660,987,890	446,979,768	(55,185,235)	391,794,533
Financials Portfolio	790,267,107	299,799,862	(32,959,183)	266,840,679
FinTech Portfolio	77,057,511	14,726,682	(5,520,572)	9,206,110
Insurance Portfolio	483,942,968	208,911,910	(21,516,028)	187,395,882

The tax-based components of distributable earnings as of period end were as follows for each Fund:

	Undistributed ordinary income ($)	Undistributed long-term capital gain ($)	Capital loss carryforward ($)	Net unrealized appreciation (depreciation) on securities and other investments ($)
Banking Portfolio	960,741	9,351,120	-	158,447,918
Brokerage and Investment Management Portfolio	-	14,276,519	-	391,796,211
Financials Portfolio	1,549,195	10,642,102	-	266,839,377
FinTech Portfolio	-	-	(30,602,171)	9,206,110
Insurance Portfolio	4,523,797	7,347,212	-	187,398,795

Capital loss carryforwards are only available to offset future capital gains of the Funds to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of fiscal period end and is subject to adjustment.

	Short-term ($)	Long-term ($)	Total capital loss carryforward ($)
FinTech Portfolio	(27,307,588)	(3,294,583)	(30,602,171)

Certain of the Funds intend to elect to defer to the next fiscal year ordinary losses recognized during the period January 1, 2026 to February 28, 2026. Loss deferrals were as follows:

Ordinary losses ($)
Brokerage and Investment Management Portfolio	(344,947)

The tax character of distributions paid was as follows:

February 28, 2026
	Ordinary Income ($)	Long-term Capital Gains ($)	Total ($)
Banking Portfolio	10,684,025	29,103,534	39,787,559
Brokerage and Investment Management Portfolio	8,144,216	-	8,144,216
Financials Portfolio	25,737,295	47,630,129	73,367,424
FinTech Portfolio	-	-	-
Insurance Portfolio	9,189,736	16,327,745	25,517,481

February 29, 2025
	Ordinary Income ($)	Long-term Capital Gains ($)	Total ($)
Banking Portfolio	11,565,716	9,828,349	21,394,065
Brokerage and Investment Management Portfolio	8,493,406	-	8,493,406
Financials Portfolio	27,134,092	28,198,272	55,332,364
FinTech Portfolio	-	-	-
Insurance Portfolio	36,569,650	35,563,266	72,132,916

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.
4. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Banking Portfolio	108,676,527	206,320,564
Brokerage and Investment Management Portfolio	132,582,446	500,067,709
Financials Portfolio	385,845,978	546,348,062
FinTech Portfolio	239,508,708	254,019,472
Insurance Portfolio	421,268,402	644,642,070
5. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Funds with investment management related services for which each Fund pays a monthly management fee.

Any reference to "class" in this note shall mean each "Fund" as each Fund currently offers only one class of shares. Each Fund's management contract incorporates a management fee rate that may vary by class. The investment adviser or an affiliate pays certain expenses of managing and operating each Fund out of each class's management fee. Each class of each Fund pays a management fee to the investment adviser. The management fee is calculated and paid to the investment adviser every month. When determining a class's management fee, a mandate rate is calculated based on the monthly average net assets of a group of funds advised by FMR within a designated asset class. A discount rate is subtracted from the mandate rate once each Fund's monthly average net assets reach a certain level. The mandate rate and discount rate may vary by class. The annual management fee rate for a class of shares of each Fund is the lesser of (1) the class's mandate rate reduced by the class's discount rate (if applicable) or (2) the amount set forth in the following table.

Maximum Management Fee Rate %
Banking Portfolio	.69
Brokerage and Investment Management Portfolio	.70
Financials Portfolio	.69
FinTech Portfolio	.72
Insurance Portfolio	.72

One-twelfth of the management fee rate for a class is applied to the average net assets of the class for the month, giving a dollar amount which is the management fee for the class for that month. A different management fee rate may be applicable to each class of each Fund. The difference between classes is the result of separate arrangements for class-level services and/or waivers of certain expenses. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of each Fund's assets, which do not vary by class. For the reporting period, the total annualized management fee rates were as follows:

Total Management Fee Rate %
Banking Portfolio	.66
Brokerage and Investment Management Portfolio	.65
Financials Portfolio	.66
FinTech Portfolio	.66
Insurance Portfolio	.66

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan) for certain Funds, certain independent Trustees have elected to defer receipt of a portion of their annual compensation. Deferred amounts are invested in affiliated mutual funds, are marked-to-market and remain in a fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees presented below are included in the accompanying Statement of Assets and Liabilities in other receivables and other payables and accrued expenses, as applicable.

Brokerage and Investment Management Portfolio	79,760

Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount ($)
Banking Portfolio	2,973
Brokerage and Investment Management Portfolio	2,783
Financials Portfolio	6,262
FinTech Portfolio	8,413
Insurance Portfolio	4,584

Interfund Lending Program. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), each Fund, along with other registered investment companies having management contracts with Fidelity Management & Research Company LLC (FMR), or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing each Fund to borrow from, or lend money to, other participating affiliated funds at rates that are beneficial to both the borrowing and lending fund. Borrowings under the program are generally for temporary or emergency purposes, including meeting fund shareholder redemptions. The interfund loan rate is determined, as specified in the Exemptive Order, by averaging, (1) the higher of the overnight time deposit rate and the current overnight repurchase agreement rate, and (2) a benchmark rate representing the lowest bank loan rate available to the funds. At period end, there were no interfund loans outstanding. Activity in this program during the period for which loans were outstanding was as follows:

	Borrower or Lender	Average Loan Balance ($)	Weighted Average Interest Rate	Interest Expense ($)
Banking Portfolio	Borrower	1,569,400	4.59%	1,000
Brokerage and Investment Management Portfolio	Borrower	19,345,571	3.98%	14,978
Financials Portfolio	Borrower	18,539,143	4.58%	16,511
Insurance Portfolio	Borrower	24,329,000	4.60%	3,105

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board of Trustees. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. Interfund trades during the period are noted in the table below.

	Purchases ($)	Sales ($)	Realized Gain (Loss) ($)
Banking Portfolio	3,691,323	7,754,006	1,301,850
Brokerage and Investment Management Portfolio	10,054,166	4,434,836	712,383
Financials Portfolio	32,336,200	21,916,284	4,857,622
FinTech Portfolio	11,008,565	17,761,679	2,766,098
Insurance Portfolio	58,190,854	15,439,101	5,610
6. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes.

Commitment fees are charged based on the unused amount of the line of credit at an annual rate of .10%, and then allocated to each participating fund based on its pro-rata portion of the line of credit. The commitment fees are reflected in Miscellaneous expenses on the Statement of Operations, and are listed below.

Interest is charged to a participating fund based on its borrowings at an annual rate of .75% plus the highest of (i) daily SOFR plus a .10% spread adjustment, (ii) Federal Funds Effective Rate, or (iii) Overnight Bank Funding Rate. During the period, there were no borrowings on this line of credit.

The line of credit agreement will expire in March 2027 unless extended or renewed.

Amount ($)
Banking Portfolio	586
Brokerage and Investment Management Portfolio	1,774
Financials Portfolio	1,368
FinTech Portfolio	140
Insurance Portfolio	1,225
Effective March 24, 2026 the .10% spread adjustment on the SOFR benchmark was removed.
7. Security Lending.
Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, the borrowers provide collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the fair value of the loaned securities during the period of the loan. The fair value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned or gaining access to non-cash collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral less rebates paid to borrowers, plus any premium income received, or for non-cash collateral, fees received from borrowers as compensation for the securities loaned. Securities lending income is reduced by any lending agent fees associated with the loan. Any security lending income earned on investing cash collateral is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Any security lending income earned on non-cash collateral is presented in the Statement of Operations in security lending. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS ($)	Security Lending Income From Securities Loaned to NFS ($)	Value of Securities Loaned to NFS at Period End ($)
Banking Portfolio	711	-	-
Brokerage and Investment Management Portfolio	6,412	1	-
Financials Portfolio	23,890	1,790	-
FinTech Portfolio	357	228	-
Insurance Portfolio	652	-	-

At period end, the value of any non-cash collateral is presented below. Non-cash collateral is held by a third-party bank for the benefit of a fund and the borrower. A fund is not permitted to sell or re-pledge non-cash collateral except in the event of borrower default, and therefore it is not included in the Schedule of Investments or Statement of Assets and Liabilities.

Amount ($)
Brokerage and Investment Management Portfolio	271,234
8. Bank Borrowings.
Each Fund is permitted to have bank borrowings for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity requirements. Each Fund has established borrowing arrangements with certain banks. The interest rate on the borrowings is the bank's base rate, as revised from time to time. Any open loans, including accrued interest, at period end are presented under the caption "Notes payable" in the Statement of Assets and Liabilities, if applicable. Activity in this program during the period for which loans were outstanding was as follows:

	Average Loan Balance ($)	Weighted Average Interest Rate	Interest Expense ($)
Financials Portfolio	3,361,833	4.83%	2,706
9. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.
10. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as public health emergencies, military conflicts, terrorism, government restrictions, political changes, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Fidelity Select Portfolios and Shareholders of Banking Portfolio, Brokerage and Investment Management Portfolio, Financials Portfolio, FinTech Portfolio, and Insurance Portfolio
Opinions on the Financial Statements
We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of Banking Portfolio, Brokerage and Investment Management Portfolio, Financials Portfolio, FinTech Portfolio, and Insurance Portfolio (five of the funds constituting Fidelity Select Portfolios, hereafter collectively referred to as the "Funds") as of February 28, 2026, the related statements of operations for the year ended February 28, 2026, the statements of changes in net assets for each of the two years in the period ended February 28, 2026, including the related notes, and the financial highlights for each of the five years in the period ended February 28, 2026 (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of February 28, 2026, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended February 28, 2026 and each of the financial highlights for each of the five years in the period ended February 28, 2026 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinions
These financial statements are the responsibility of the Funds' management. Our responsibility is to express an opinion on the Funds' financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of February 28, 2026 by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.
/s/ PricewaterhouseCoopers LLP
Boston, Massachusetts
April 10, 2026
We have served as the auditor of one or more investment companies in the Fidelity group of funds since 1932.

Distributions
 (Unaudited)
The dividend and capital gains distributions for the fund(s) are available on Fidelity.com or Institutional.Fidelity.com.
The funds hereby designate as capital gain dividend the amounts noted below for the taxable year ended February 28, 2026, or, if subsequently determined to be different, the net capital gain of such year.

Banking Portfolio	$38,677,169
Brokerage and Investment Management Portfolio	$14,469,202
Financials Portfolio	$45,582,438
Insurance Portfolio	$27,658,138
A percentage of the dividends distributed during the fiscal year for the following funds qualify for the dividends-received deduction for corporate shareholders:

Banking Portfolio
April 2025	100%
December 2025	100%
Brokerage and Investment Management Portfolio
April 2025	100%
December 2025	100%
Financials Portfolio
April 2025	59%
December 2025 Insurance Portfolio	64%
April 2025	100%
December 2025	100%
A percentage of the dividends distributed during the fiscal year for the following funds may be taken into account as a dividend for purposes of the maximum rate under section 1(h)(11) of the Internal Revenue Code.

Banking Portfolio
April 2025	100%
December 2025	100%
Brokerage and Investment Management Portfolio
April 2025	100%
December 2025	100%
Financials Portfolio
April 2025	54.00%
December 2025	68.59%
Insurance Portfolio
April 2025	100%
December 2025	100%

The funds hereby designate the percentages noted below of the short-term capital gain dividends distributed during the fiscal year as qualifying to be taxed as short-term capital gain dividends for nonresident alien shareholders:

	April, 2025	December, 2025
Financials Portfolio	100%	100%

The funds hereby designate the amounts noted below as distributions paid during the fiscal year ended 2026 as qualifying to be taxed as section 163(j) interest dividends:

Financials Portfolio	$105,352

The funds will notify shareholders in the first quarter of 2027 of amounts for use in preparing 2026 income tax returns.
Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 9: Proxy Disclosures for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
(Unaudited)
Note: This information is disclosed as part of the financial statements for each Fund as part of Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies.
Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract
(Unaudited)
Note: This is not applicable for any fund included in this document.

1.813663.121
SELFIN-ANN-0426
Fidelity® Select Portfolios®
Energy Sector

Energy Portfolio

Annual Report
February 28, 2026
Includes Fidelity and Fidelity Advisor share classes
To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-800-544-8544 if you're an individual investing directly with Fidelity, call 1-800-835-5092 if you're a plan sponsor or participant with Fidelity as your recordkeeper or call 1-877-208-0098 on institutional accounts or if you're an advisor or invest through one to request a free copy of the proxy voting guidelines.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2026 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.
Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies (Annual Report)
Energy Portfolio
Schedule of Investments February 28, 2026
Showing Percentage of Net Assets
Common Stocks - 99.2%
	Shares	Value ($)
CANADA - 9.1%
Energy - 9.1%
Oil, Gas & Consumable Fuels - 9.1%
Canadian Natural Resources Ltd	3,548,660	155,235,176
Cenovus Energy Inc	7,304,806	162,745,541
Imperial Oil Ltd	22,600	2,643,473

TOTAL CANADA		320,624,190
FRANCE - 0.1%
Energy - 0.1%
Energy Equipment & Services - 0.1%
Vallourec SACA	219,600	5,127,312
NORWAY - 0.3%
Energy - 0.3%
Energy Equipment & Services - 0.3%
Odfjell Drilling Ltd	1,033,674	11,523,558
UNITED KINGDOM - 4.2%
Energy - 4.2%
Energy Equipment & Services - 4.2%
Subsea 7 SA	161,500	4,667,522
TechnipFMC PLC	2,150,872	142,624,322

TOTAL UNITED KINGDOM		147,291,844
UNITED STATES - 85.5%
Energy - 83.5%
Energy Equipment & Services - 12.1%
Baker Hughes Co Class A	1,874,300	122,316,818
Kodiak Gas Services Inc	336,300	18,351,890
National Energy Services Reunited Corp (a)(b)	6,368,891	159,540,720
SLB Ltd	2,472,187	126,922,081
		427,131,509
Oil, Gas & Consumable Fuels - 71.4%
Antero Resources Corp (a)	1,187,000	43,693,470
California Resources Corp	209,300	12,315,212
Cheniere Energy Inc	544,412	128,334,241
Chevron Corp	2,091,065	390,527,299
ConocoPhillips	768,716	87,218,517
Diamondback Energy Inc	522,200	90,904,576
Energy Transfer LP	6,930,300	130,566,852
Expand Energy Corp	294,500	31,782,440
Exxon Mobil Corp	5,704,843	869,988,559
Kinder Morgan Inc	485,100	16,139,277
Marathon Petroleum Corp	745,770	147,819,072
Northern Oil & Gas Inc	94,990	2,620,774
Occidental Petroleum Corp	1,290,515	68,500,536
Ovintiv Inc	1,256,100	63,546,099
Permian Resources Holdings Inc/DE Class A	2,486,900	45,485,401
Phillips 66	268,291	41,405,350
Range Resources Corp	1,023,600	42,254,208
Targa Resources Corp	433,300	102,172,140
Valero Energy Corp	597,900	122,354,256
Venture Global Inc Class A (c)	1,452,100	14,070,849
Williams Cos Inc/The	799,400	59,731,168
		2,511,430,296
TOTAL ENERGY		2,938,561,805
Utilities - 2.0%
Independent Power and Renewable Electricity Producers - 2.0%
Vistra Corp	415,000	72,164,350
TOTAL UNITED STATES		3,010,726,155
TOTAL COMMON STOCKS (Cost $1,532,717,272)		3,495,293,059

Money Market Funds - 1.1%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (d)	3.70	25,078,025	25,083,041
Fidelity Securities Lending Cash Central Fund (d)(e)	3.69	12,462,065	12,463,311
TOTAL MONEY MARKET FUNDS (Cost $37,546,352)			37,546,352

TOTAL INVESTMENT IN SECURITIES - 100.3% (Cost $1,570,263,624)	3,532,839,411
NET OTHER ASSETS (LIABILITIES) - (0.3)%	(9,889,103)
NET ASSETS - 100.0%	3,522,950,308

Legend

(a)	Non-income producing.
(b)	Affiliated company.
(c)	Security or a portion of the security is on loan at period end.
(d)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(e)	Investment made with cash collateral received from securities on loan.
Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	-	301,687,202	276,604,471	200,283	310	-	25,083,041	25,078,025	0.0%
Fidelity Securities Lending Cash Central Fund	51,474,282	1,108,868,454	1,147,864,686	141,682	(14,739)	-	12,463,311	12,462,065	0.0%
Total	51,474,282	1,410,555,656	1,424,469,157	341,965	(14,429)	-	37,546,352

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.
Other Affiliated Issuers
An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are presented in the table below. Certain corporate actions, such as mergers, are excluded from the amounts in this table if applicable. A dash in the Value end of period ($) and Shares end of period columns means either the issuer is no longer held at period end, or the issuer is held at period end but is no longer an affiliate.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period
National Energy Services Reunited Corp	34,624,664	18,573,762	2,006,859	-	71,063	108,278,090	159,540,720	6,368,891
Total	34,624,664	18,573,762	2,006,859	-	71,063	108,278,090	159,540,720

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of February 28, 2026, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Common Stocks
Energy	3,423,128,709	3,423,128,709	-	-
Utilities	72,164,350	72,164,350	-	-

Money Market Funds	37,546,352	37,546,352	-	-
Total Investments in Securities:	3,532,839,411	3,532,839,411	-	-
Financial Statements
Statement of Assets and Liabilities
As of February 28, 2026
Assets
Investment in securities, at value (including securities loaned of $12,401,262) - See accompanying schedule:
Unaffiliated issuers (cost $1,481,680,977)	$3,335,752,339
Fidelity Central Funds (cost $37,546,352)	37,546,352
Other affiliated issuers (cost $51,036,295)	159,540,720

Total Investment in Securities (cost $1,570,263,624)		$3,532,839,411
Foreign currency held at value (cost $194,009)		196,704
Receivable for fund shares sold		8,955,613
Dividends receivable		12,269,876
Distributions receivable from Fidelity Central Funds		86,303
Prepaid expenses		983
Other receivables		686,844
Total assets		3,555,035,734
Liabilities
Payable for investments purchased	$14,008,378
Payable for fund shares redeemed	2,995,239
Accrued management fee	1,720,959
Distribution and service plan fees payable	180,576
Other payables and accrued expenses	702,224
Collateral on securities loaned	12,478,050
Total liabilities		32,085,426
Net Assets		$3,522,950,308
Net Assets consist of:
Paid in capital		$2,406,620,869
Total accumulated earnings (loss)		1,116,329,439
Net Assets		$3,522,950,308

Net Asset Value and Maximum Offering Price
Class A :
Net Asset Value and redemption price per share ($414,401,293 ÷ 5,294,820 shares)(a)		$78.27
Maximum offering price per share (100/94.25 of $78.27)		$83.05
Class M :
Net Asset Value and redemption price per share ($129,370,806 ÷ 1,653,656 shares)(a)		$78.23
Maximum offering price per share (100/96.50 of $78.23)		$81.07
Class C :
Net Asset Value and offering price per share ($60,420,798 ÷ 773,019 shares)(a)		$78.16
Energy Portfolio :
Net Asset Value, offering price and redemption price per share ($2,370,337,966 ÷ 30,264,724 shares)		$78.32
Class I :
Net Asset Value, offering price and redemption price per share ($420,523,378 ÷ 5,369,965 shares)		$78.31
Class Z :
Net Asset Value, offering price and redemption price per share ($127,896,067 ÷ 1,632,904 shares)		$78.32
(a)Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
Statement of Operations
Year ended February 28, 2026
Investment Income
Dividends		$57,763,351
Income from Fidelity Central Funds (including $141,682 from security lending)		341,965
Security lending		5
Total income		58,105,321
Expenses
Management fee	$13,398,126
Distribution and service plan fees	560,668
Custodian fees and expenses	33,424
Independent trustees' fees and expenses	7,868
Registration fees	175,736
Audit fees	62,841
Legal	8,043
Interest	1,898
Miscellaneous	7,462
Total expenses before reductions	14,256,066
Expense reductions	(85,418)
Total expenses after reductions		14,170,648
Net Investment income (loss)		43,934,673
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers (net of foreign taxes of $1,281)	87,153,743
Fidelity Central Funds	(14,429)
Other affiliated issuers	71,063
Foreign currency transactions	20,450
Total net realized gain (loss)		87,230,827
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	598,581,053
Affiliated issuers	108,278,090
Assets and liabilities in foreign currencies	20,878
Total change in net unrealized appreciation (depreciation)		706,880,021
Net gain (loss)		794,110,848
Net increase (decrease) in net assets resulting from operations		$838,045,521
Statement of Changes in Net Assets

	Year ended February 28, 2026	Year ended February 28, 2025
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$43,934,673	$40,975,869
Net realized gain (loss)	87,230,827	130,103,546
Change in net unrealized appreciation (depreciation)	706,880,021	(97,425,817)
Net increase (decrease) in net assets resulting from operations	838,045,521	73,653,598
Distributions to shareholders	(38,779,166)	(37,251,795)

Share transactions - net increase (decrease)	766,963,245	(211,243,250)
Total increase (decrease) in net assets	1,566,229,600	(174,841,447)

Net Assets
Beginning of period	1,956,720,708	2,131,562,155
End of period	$3,522,950,308	$1,956,720,708

Financial Highlights
Fidelity Advisor® Energy Fund Class A

Years ended February 28,	2026 A
Selected Per-Share Data
Net asset value, beginning of period	$61.27
Income from Investment Operations
Net investment income (loss) B,C	.39
Net realized and unrealized gain (loss)	17.69
Total from investment operations	18.08
Distributions from net investment income	(1.08)
Total distributions	(1.08)
Net asset value, end of period	$78.27
Total Return D,E,F	29.95%
Ratios to Average Net Assets C,G,H
Expenses before reductions	.93% I
Expenses net of fee waivers, if any	.92 % I
Expenses net of all reductions, if any	.92% I
Net investment income (loss)	1.83% I
Supplemental Data
Net assets, end of period (000 omitted)	$414,401
Portfolio turnover rate J	14 % K

AFor the period November 6, 2025 (commencement of sale of shares) through February 28, 2026.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DTotal returns for periods of less than one year are not annualized.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FTotal returns do not include the effect of the sales charges.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAnnualized.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
KThe portfolio turnover rate does not include the assets acquired in the reorganization.
Fidelity Advisor® Energy Fund Class M

Years ended February 28,	2026 A
Selected Per-Share Data
Net asset value, beginning of period	$61.27
Income from Investment Operations
Net investment income (loss) B,C	.31
Net realized and unrealized gain (loss)	17.71
Total from investment operations	18.02
Distributions from net investment income	(1.06)
Total distributions	(1.06)
Net asset value, end of period	$78.23
Total Return D,E,F	29.85%
Ratios to Average Net Assets C,G,H
Expenses before reductions	1.18% I
Expenses net of fee waivers, if any	1.17 % I
Expenses net of all reductions, if any	1.17% I
Net investment income (loss)	1.45% I
Supplemental Data
Net assets, end of period (000 omitted)	$129,371
Portfolio turnover rate J	14 % K

AFor the period November 6, 2025 (commencement of sale of shares) through February 28, 2026.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DTotal returns for periods of less than one year are not annualized.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FTotal returns do not include the effect of the sales charges.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAnnualized.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
KThe portfolio turnover rate does not include the assets acquired in the reorganization.
Fidelity Advisor® Energy Fund Class C

Years ended February 28,	2026 A
Selected Per-Share Data
Net asset value, beginning of period	$61.27
Income from Investment Operations
Net investment income (loss) B,C	.22
Net realized and unrealized gain (loss)	17.68
Total from investment operations	17.90
Distributions from net investment income	(1.01)
Total distributions	(1.01)
Net asset value, end of period	$78.16
Total Return D,E,F	29.64%
Ratios to Average Net Assets C,G,H
Expenses before reductions	1.68% I
Expenses net of fee waivers, if any	1.67 % I
Expenses net of all reductions, if any	1.67% I
Net investment income (loss)	1.03% I
Supplemental Data
Net assets, end of period (000 omitted)	$60,421
Portfolio turnover rate J	14 % K

AFor the period November 6, 2025 (commencement of sale of shares) through February 28, 2026.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DTotal returns for periods of less than one year are not annualized.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FTotal returns do not include the effect of the contingent deferred sales charge.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAnnualized.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
KThe portfolio turnover rate does not include the assets acquired in the reorganization.
Energy Portfolio

Years ended February 28,	2026	2025	2024 A	2023	2022
Selected Per-Share Data
Net asset value, beginning of period	$58.36	$57.47	$54.94	$45.24	$29.25
Income from Investment Operations
Net investment income (loss) B,C	1.27	1.16	1.12	1.46	.96
Net realized and unrealized gain (loss)	19.89	.84	2.51	9.64	15.82
Total from investment operations	21.16	2.00	3.63	11.10	16.78
Distributions from net investment income	(1.20)	(1.11)	(1.10)	(1.40)	(.79)
Total distributions	(1.20)	(1.11)	(1.10)	(1.40)	(.79)
Net asset value, end of period	$78.32	$58.36	$57.47	$54.94	$45.24
Total Return D	36.84%	3.55%	6.66%	24.63%	58.37%
Ratios to Average Net Assets C,E,F
Expenses before reductions	.65%	.65%	.74%	.73%	.77%
Expenses net of fee waivers, if any	.64%	.65%	.73%	.73%	.77%
Expenses net of all reductions, if any	.64%	.65%	.73%	.73%	.77%
Net investment income (loss)	2.11%	1.90%	2.00%	2.75%	2.79%
Supplemental Data
Net assets, end of period (000 omitted)	$2,370,338	$1,956,721	$2,131,562	$2,840,710	$2,407,641
Portfolio turnover rate G	14 % H	15%	17%	43%	56% I

AFor the year ended February 29.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
GAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
HThe portfolio turnover rate does not include the assets acquired in the reorganization.
IThe portfolio turnover rate does not include the assets acquired in the merger.
Fidelity Advisor® Energy Fund Class I

Years ended February 28,	2026 A
Selected Per-Share Data
Net asset value, beginning of period	$61.27
Income from Investment Operations
Net investment income (loss) B,C	.44
Net realized and unrealized gain (loss)	17.69
Total from investment operations	18.13
Distributions from net investment income	(1.09)
Total distributions	(1.09)
Net asset value, end of period	$78.31
Total Return D,E	30.06%
Ratios to Average Net Assets C,F,G
Expenses before reductions	.68% H
Expenses net of fee waivers, if any	.67 % H
Expenses net of all reductions, if any	.67% H
Net investment income (loss)	2.07% H
Supplemental Data
Net assets, end of period (000 omitted)	$420,523
Portfolio turnover rate I	14 % J

AFor the period November 6, 2025 (commencement of sale of shares) through February 28, 2026.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DTotal returns for periods of less than one year are not annualized.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAnnualized.
IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
JThe portfolio turnover rate does not include the assets acquired in the reorganization.
Fidelity Advisor® Energy Fund Class Z

Years ended February 28,	2026 A
Selected Per-Share Data
Net asset value, beginning of period	$61.27
Income from Investment Operations
Net investment income (loss) B,C	.44
Net realized and unrealized gain (loss)	17.71
Total from investment operations	18.15
Distributions from net investment income	(1.10)
Total distributions	(1.10)
Net asset value, end of period	$78.32
Total Return D,E	30.10%
Ratios to Average Net Assets C,F,G
Expenses before reductions	.56% H
Expenses net of fee waivers, if any	.55 % H
Expenses net of all reductions, if any	.55% H
Net investment income (loss)	2.09% H
Supplemental Data
Net assets, end of period (000 omitted)	$127,896
Portfolio turnover rate I	14 % J

AFor the period November 6, 2025 (commencement of sale of shares) through February 28, 2026.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DTotal returns for periods of less than one year are not annualized.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAnnualized.
IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
JThe portfolio turnover rate does not include the assets acquired in the reorganization.
Notes to Financial Statements

For the period ended February 28, 2026

1. Organization.
Energy Portfolio (the Fund) is a non-diversified fund of Fidelity Select Portfolios (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund invests primarily in securities of companies whose principal business activities fall within specific industries. The Fund commenced sale of Class A, Class M, Class C, Class I and Class Z shares on November 6, 2025. The Fund offers Class A, Class M, Class C, Energy Portfolio, Class I and Class Z shares, each of which has equal rights as to assets and voting privileges. Class A, Class M, Class C, Class I and Class Z are Fidelity Advisor classes. Each class has exclusive voting rights with respect to matters that affect that class. Class C shares will automatically convert to Class A shares after a holding period of eight years from the initial date of purchase, with certain exceptions.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The Fund operates as a single operating segment. The Fund's income, expenses, assets, and performance are regularly monitored and assessed as a whole by the investment adviser and other individuals responsible for oversight functions of the Trust, using the information presented in the financial statements and financial highlights. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of February 28, 2026 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. Any withholding tax reclaims income is included in the Statement of Operations in dividends. Any receivables for withholding tax reclaims are included in the Statement of Assets and Liabilities in dividends receivable. The Fund has filed tax reclaims for previously withheld taxes on dividends earned in certain European Union (EU) countries. These additional filings are subject to various administrative proceedings by the local jurisdictions' tax authorities within the EU, as well as a number of related judicial proceedings. Income recognized for EU reclaims is included with other reclaims in the Statement of Operations in dividends. These reclaims are recorded when the amount is known and there are no significant uncertainties on collectability.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of a fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of a fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred, as applicable. Certain expense reductions may also differ by class, if applicable. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of February 28, 2026, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. The Fund is subject to a tax imposed on capital gains by certain countries in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. In addition, the Fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, certain foreign taxes, passive foreign investment companies (PFIC), partnerships, deferred Trustee compensation, capital loss carryforwards and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$1,956,118,285
Gross unrealized depreciation	(536,505)
Net unrealized appreciation (depreciation)	$1,955,581,780
Tax Cost	$1,577,257,631

The tax-based components of distributable earnings as of period end were as follows:

Undistributed ordinary income	$9,542,989
Capital loss carryforward	$(839,132,248)
Net unrealized appreciation (depreciation) on securities and other investments	$1,945,867,733

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of fiscal period end and is subject to adjustment.

Short-term	$(603,551,610)
Long-term	(235,580,638)
Total capital loss carryforward	$(839,132,248)

Due to a merger in the current period, approximately $93,176,222 of the Fund's realized losses are subject to limitation. Due to this limitation, the Fund will only be permitted to use approximately $33,471,976 of those capital losses per year to offset gains. These realized losses were acquired from Fidelity Advisor Energy Fund when it merged into the Fund on November 14, 2025.

Due to a merger in a prior period, approximately $384,526,279 of the Fund's realized losses are subject to limitation. Due to this limitation, the Fund will only be permitted to use approximately $2,077,904 of those capital losses per year to offset gains. These realized losses were acquired from Select Natural Gas Portfolio when it merged into the Fund on November 19, 2021.

Due to a merger in a prior period, approximately $313,242,043 of the Fund's realized losses and a portion of the Fund's unrealized losses are subject to limitation. Due to this limitation, the Fund will only be permitted to use approximately $3,367,549 of those capital losses per year to offset gains. These realized and unrealized losses were acquired from Select Energy Service Portfolio when it merged into the Fund on November 19, 2021.

The tax character of distributions paid was as follows:

	February 28, 2026	February 28, 2025
Ordinary Income	$38,779,166	$37,251,795
Total	$38,779,166	$37,251,795
4. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities, securities acquired in the reorganization and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Energy Portfolio	294,418,069	442,230,475
5. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee.

The Fund's management contract incorporates a management fee rate that may vary by class. The investment adviser or an affiliate pays certain expenses of managing and operating the Fund out of each class's management fee. Each class of the Fund pays a management fee to the investment adviser. The management fee is calculated and paid to the investment adviser every month. When determining a class's management fee, a mandate rate is calculated based on the monthly average net assets of a group of funds advised by FMR within a designated asset class. A discount rate is subtracted from the mandate rate once the Fund's monthly average net assets reach a certain level. The mandate rate and discount rate may vary by class. The annual management fee rate for a class of shares of the Fund is the lesser of (1) the class's mandate rate reduced by the class's discount rate (if applicable) or (2) the amount set forth in the following table.

Maximum Management Fee Rate %
Class A	.72
Class M	.72
Class C	.71
Energy Portfolio	.70
Class I	.69
Class Z	.56

One-twelfth of the management fee rate for a class is applied to the average net assets of the class for the month, giving a dollar amount which is the management fee for the class for that month. A different management fee rate may be applicable to each class of the Fund. The difference between classes is the result of separate arrangements for class-level services and/or waivers of certain expenses. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of the Fund's assets, which do not vary by class. For the reporting period, the total annualized management fee rates were as follows:

Total Management Fee Rate %
Class A	.66
Class M	.66
Class C	.66
Energy Portfolio	.63
Class I	.66
Class Z	.54

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Company LLC (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees ($)	Retained by FDC ($)
Class A	- %	.25%	251,554	2,045
Class M	.25%	.25%	154,262	-
Class C	.75%	.25%	154,852	13,691
			560,668	15,736

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class M shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class M and Class C redemptions. The deferred sales charges are 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class M shares.
For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC ($)
Class A	23,336
Class M	2,345
Class CA	514
26,195

A When Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan) for certain Funds, certain independent Trustees have elected to defer receipt of a portion of their annual compensation. Deferred amounts are invested in affiliated mutual funds, are marked-to-market and remain in a fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees presented below are included in the accompanying Statement of Assets and Liabilities in other receivables and other payables and accrued expenses, as applicable.

Energy Portfolio	$659,964

Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount ($)
Energy Portfolio	9,866

Interfund Lending Program. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the Fund, along with other registered investment companies having management contracts with Fidelity Management & Research Company LLC (FMR), or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from, or lend money to, other participating affiliated funds at rates that are beneficial to both the borrowing and lending fund. Borrowings under the program are generally for temporary or emergency purposes, including meeting fund shareholder redemptions. The interfund loan rate is determined, as specified in the Exemptive Order, by averaging, (1) the higher of the overnight time deposit rate and the current overnight repurchase agreement rate, and (2) a benchmark rate representing the lowest bank loan rate available to the funds. At period end, there were no interfund loans outstanding. Activity in this program during the period for which loans were outstanding was as follows:

	Borrower or Lender	Average Loan Balance ($)	Weighted Average Interest Rate	Interest Expense ($)
Energy Portfolio	Borrower	2,123,143	4.60%	1,898

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board of Trustees. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. Interfund trades during the period are noted in the table below.

	Purchases ($)	Sales ($)	Realized Gain (Loss) ($)
Energy Portfolio	761,819	44,978,767	22,868,756
6. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes.

Commitment fees are charged based on the unused amount of the line of credit at an annual rate of .10%, and then allocated to each participating fund based on its pro-rata portion of the line of credit. The commitment fees are reflected in Miscellaneous expenses on the Statement of Operations, and are listed below.

Interest is charged to a participating fund based on its borrowings at an annual rate of .75% plus the highest of (i) daily SOFR plus a .10% spread adjustment, (ii) Federal Funds Effective Rate, or (iii) Overnight Bank Funding Rate. During the period, there were no borrowings on this line of credit.

The line of credit agreement will expire in March 2027 unless extended or renewed.

Amount ($)
Energy Portfolio	2,477
Effective March 24, 2026 the .10% spread adjustment on the SOFR benchmark was removed.
7. Security Lending.
Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, the borrowers provide collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the fair value of the loaned securities during the period of the loan. The fair value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned or gaining access to non-cash collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral less rebates paid to borrowers, plus any premium income received, or for non-cash collateral, fees received from borrowers as compensation for the securities loaned. Securities lending income is reduced by any lending agent fees associated with the loan. Any security lending income earned on investing cash collateral is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Any security lending income earned on non-cash collateral is presented in the Statement of Operations in security lending. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS ($)	Security Lending Income From Securities Loaned to NFS ($)	Value of Securities Loaned to NFS at Period End ($)
Energy Portfolio	15,105	2,413	4,296,546
8. Expense Reductions.
During the period the investment adviser or an affiliate reimbursed and/or waived a portion of fund-level operating expenses in the amount of $6,155 and a portion of class-level operating expenses as follows:

Class-Level Amount ($)
Class A	9,474
Class M	2,900
Class C	1,436
Energy Portfolio	52,775
Class I	9,892
Class Z	2,786
Total	79,263
9. Distributions to Shareholders.
Distributions to shareholders of each class were as follows:

	Year ended February 28, 2026A	Year ended February 28, 2025
Energy Portfolio
Distributions to shareholders
Class A	$1,408,467	$-
Class M	401,222	-
Class C	168,830	-
Energy Portfolio	34,766,690	37,251,795
Class I	1,575,661	-
Class Z	458,296	-
Total	$38,779,166	$37,251,795

A Distributions for Class A, Class M, Class C, Class I and Class Z are for the period November 6, 2025 (commencement of sale of shares) through February 28, 2026.
10. Share Transactions.
Share transactions for each class were as follows and may contain in-kind transactions, automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Year ended February 28, 2026A	Year ended February 28, 2025	Year ended February 28, 2026A	Year ended February 28, 2025
Energy Portfolio
Class A
Shares sold	324,663	-	$20,661,024	$ -
Issued in exchange for the shares of the Acquired Fund(s)	5,203,577	-	328,449,691	-
Reinvestment of distributions	22,198	-	1,361,149	-
Shares redeemed	(255,618)	-	(16,728,762)	-
Net increase (decrease)	5,294,820	-	$333,743,102	$ -
Class M
Shares sold	139,474	-	$9,232,254	$ -
Issued in exchange for the shares of the Acquired Fund(s)	1,572,300	-	99,243,686	-
Reinvestment of distributions	6,393	-	392,084	-
Shares redeemed	(64,511)	-	(4,248,234)	-
Net increase (decrease)	1,653,656	-	$104,619,790	$ -
Class C
Shares sold	31,933	-	$1,930,124	$ -
Issued in exchange for the shares of the Acquired Fund(s)	848,948	-	53,577,190	-
Reinvestment of distributions	2,649	-	162,416	-
Shares redeemed	(110,511)	-	(7,175,725)	-
Net increase (decrease)	773,019	-	$48,494,005	$ -
Energy Portfolio
Shares sold	7,452,581	9,890,863	$477,253,920	$610,352,608
Reinvestment of distributions	526,621	613,196	32,143,082	34,552,503
Shares redeemed	(11,243,914)	(14,061,616)	(670,611,481)	(856,148,361)
Net increase (decrease)	(3,264,712)	(3,557,557)	$(161,214,479)	$(211,243,250)
Class I
Shares sold	567,086	-	$36,757,825	$ -
Issued in exchange for the shares of the Acquired Fund(s)	5,456,575	-	344,473,415	-
Reinvestment of distributions	23,072	-	1,415,030	-
Shares redeemed	(676,768)	-	(45,326,229)	-
Net increase (decrease)	5,369,965	-	$337,320,041	$ -
Class Z
Shares sold	349,566	-	$23,656,616	$ -
Issued in exchange for the shares of the Acquired Fund(s)	1,446,166	-	91,296,450	-
Reinvestment of distributions	6,888	-	422,452	-
Shares redeemed	(169,716)	-	(11,374,732)	-
Net increase (decrease)	1,632,904	-	$104,000,786	$ -

A Share transactions for Class A, Class M, Class C, Class I and Class Z are for the period November 6,2025 (commencement of sale of shares) through February 28, 2026.
11. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.
12. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as public health emergencies, military conflicts, terrorism, government restrictions, political changes, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
13. Reorganization Information.
On November 14, 2025, the Fund acquired all of the assets and assumed all of the liabilities of Fidelity Advisor Energy Fund (Acquired Fund) pursuant to an Agreement and Plan of Reorganization (Agreements) approved by the Board of Trustees (the Board). The securities held by the Acquired Fund were the primary assets acquired by the Fund. In addition, the Board approved the creation of additional classes of shares that commenced sale of shares on November 6, 2025. The acquisition was accomplished by an exchange of each class of the Fund for corresponding shares then outstanding of the Acquired Fund at their respective net asset value on the acquisition date. The reorganization provides shareholders of the Acquired Fund access to a larger portfolio with a similar investment objective and lower projected expenses. For financial reporting purposes, the assets and liabilities of the Acquired Fund and shares issued by the Fund were recorded at fair value; however, the cost basis of the investments received from the Acquired Fund were carried forward and will be utilized for purposes of the Fund's ongoing reporting of realized and unrealized gains and losses to more closely align subsequent reporting of realized gains with amounts distributable to shareholders for tax purposes. The reorganization qualified as a tax-free reorganization for federal income tax purposes with no gain or loss recognized to the funds or their shareholders.

Acquired Fund	Investments $	Unrealized appreciation (depreciation) $	Net Assets $	Shares Exchanged	Shares Exchanged Ratio
Fidelity Advisor Energy Fund	912,926,655	425,304,327
Class A			328,449,691	6,760,604	0.769691065
Class M			99,243,686	1,984,947	0.79211185
Class C			53,577,190	1,213,764	0.699434321
Class I			344,473,415	6,652,882	0.820182164
Class Z			91,296,450	1,766,867	0.818492001

Acquiring Fund	Net Assets $	Total net assets after the acquisition $
Energy Portfolio	1,841,988,325	2,759,028,757

Pro forma results of operations of the combined entity for the entire period ended February 28, 2026, as though the acquisition had occurred as of the beginning of the year (rather than on the actual acquisition date), are as follows:

Net investment income (loss)	$58,656,215
Total net realized gain (loss)	144,693,449
Total change in net unrealized appreciation (depreciation)	710,173,057
Net increase (decrease) in net assets resulting from operations	$913,522,721

Because the combined investment portfolios have been managed as a single portfolio since the acquisition was completed, it is not practicable to separate the amounts of revenue and earnings of the Acquired Fund that has been included in the Fund's accompanying Statement of Operations since November 14, 2025.
Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Fidelity Select Portfolios and Shareholders of Energy Portfolio

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Energy Portfolio (one of the funds constituting Fidelity Select Portfolios, referred to hereafter as the "Fund") as of February 28, 2026, the related statement of operations for the year ended February 28, 2026, the statement of changes in net assets for each of the two years in the period ended February 28, 2026, including the related notes, and the financial highlights for each of the periods indicated therein (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of February 28, 2026, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended February 28, 2026 and the financial highlights for each of the periods indicated therein in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Fund's management. Our responsibility is to express an opinion on the Fund's financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of February 28, 2026 by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP
Boston, Massachusetts
April 14, 2026

We have served as the auditor of one or more investment companies in the Fidelity group of funds since 1932.
Distributions
 (Unaudited)

The dividend and capital gains distributions for the fund(s) are available on Fidelity.com or Institutional.Fidelity.com.

A percentage of the dividends distributed during the fiscal year for the following funds qualify for the dividends-received deduction for corporate shareholders:

Energy Portfolio (Acquiring Fund)	Class A	Class M	Class C	Retail	Class I	Class Z
April, 2025	-	-	-	100%	-	-
November, 2025	92%	92%	92%	92%	92%	92%
December, 2025	98%	100%	100%	91%	92%	89%

	Class A	Class M	Class C	Class I	Class Z
Fidelity Advisor Energy Fund (Target Fund)
November, 2025	100%	100%	100%	100%	100%

A percentage of the dividends distributed during the fiscal year for the following funds may be taken into account as a dividend for purposes of the maximum rate under section 1(h)(11) of the Internal Revenue Code.

	Class A	Class M	Class C	Retail	Class I	Class Z
Energy Portfolio (Acquiring Fund)
April, 2025	-	-	-	100%	-	-
November, 2025	100%	100%	100%	100%	100%	100%
December, 2025	100%	100%	100%	100%	100%	100%

	Class A	Class M	Class C	Class I	Class Z
Fidelity Advisor Energy Fund (Target Fund)
November, 2025	100%	100%	100%	100%	100%

The fund will notify shareholders in the first quarter of 2027 of amounts for use in preparing 2026 income tax returns.
Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 9: Proxy Disclosures for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
(Unaudited)
Note: This information is disclosed as part of the financial statements for each Fund as part of Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies.
Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract
(Unaudited)
Note: This is not applicable for any fund included in this document.

1.813649.121
SELNR-ANN-0426
Fidelity® Select Portfolios®
Consumer Staples Sector

Consumer Staples Portfolio

Annual Report
February 28, 2026
Includes Fidelity and Fidelity Advisor share classes
To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-800-544-8544 if you're an individual investing directly with Fidelity, call 1-800-835-5092 if you're a plan sponsor or participant with Fidelity as your recordkeeper or call 1-877-208-0098 on institutional accounts or if you're an advisor or invest through one to request a free copy of the proxy voting guidelines.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2026 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.
Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies (Annual Report)
Consumer Staples Portfolio
Schedule of Investments February 28, 2026
Showing Percentage of Net Assets
Common Stocks - 99.9%
	Shares	Value ($)
ITALY - 0.0%
Financials - 0.0%
Financial Services - 0.0%
Investindustrial Advisors SpA rights (a)(b)	192,216	370,977
UNITED KINGDOM - 5.3%
Consumer Staples - 5.3%
Beverages - 1.8%
Diageo PLC	972,809	21,816,733
Food Products - 0.8%
Nomad Foods Ltd	844,723	9,266,611
Tobacco - 2.7%
British American Tobacco PLC ADR	503,800	31,563,070
TOTAL UNITED KINGDOM		62,646,414
UNITED STATES - 94.6%
Consumer Discretionary - 0.7%
Broadline Retail - 0.7%
Amazon.com Inc (b)	39,700	8,337,000
Consumer Staples - 93.9%
Beverages - 29.2%
Boston Beer Co Inc/The Class A (b)	57,100	12,949,138
Brown-Forman Corp Class B (d)	113,700	3,281,382
Coca-Cola Co/The	2,142,018	174,702,988
Constellation Brands Inc Class A	177,584	28,033,410
Keurig Dr Pepper Inc	2,922,027	88,478,978
Monster Beverage Corp (b)	161,246	13,754,284
PepsiCo Inc	86,704	14,717,137
Primo Brands Corp Class A	469,700	10,652,796
		346,570,113
Consumer Staples Distribution & Retail - 28.2%
Albertsons Cos Inc Class A	1,115,100	19,960,290
BJ's Wholesale Club Holdings Inc (b)	211,600	20,903,964
Costco Wholesale Corp	103,100	104,212,449
Dollar Tree Inc (b)	9,200	1,163,616
Grocery Outlet Holding Corp (b)	284,000	2,805,920
Kroger Co/The	315,900	21,557,016
Performance Food Group Co (b)	69,900	6,784,494
Sprouts Farmers Market Inc (b)	118,700	8,768,369
Target Corp	360,100	40,975,779
US Foods Holding Corp (b)	192,000	18,549,120
Walmart Inc	696,000	89,053,200
		334,734,217
Food Products - 10.5%
BRC Inc Class A (b)	1,062,000	668,529
Bunge Global SA	187,193	22,584,835
Darling Ingredients Inc (b)	84,600	4,497,336
Freshpet Inc (b)	115,000	9,711,750
General Mills Inc	183,500	8,299,705
JM Smucker Co	142,600	16,534,470
Lamb Weston Holdings Inc	143,400	6,910,446
Mondelez International Inc	874,097	53,826,894
Simply Good Foods Co/The (b)	76,700	1,308,502
		124,342,467
Household Products - 15.5%
Energizer Holdings Inc (d)	1,612,066	34,804,505
Kimberly-Clark Corp	129,400	14,420,336
Procter & Gamble Co/The	808,382	135,161,470
		184,386,311
Personal Care Products - 7.1%
BellRing Brands Inc (b)	196,500	3,613,635
Edgewell Personal Care Co (d)	188,100	4,277,394
elf Beauty Inc (b)	37,000	3,405,850
Estee Lauder Cos Inc/The Class A	131,355	14,379,432
Herbalife Ltd (b)	133,800	2,611,776
Kenvue Inc	2,957,800	56,553,136
		84,841,223
Tobacco - 3.4%
JUUL Labs Inc Class A (a)(b)(c)	3,694,166	7,314,449
Philip Morris International Inc	159,700	29,836,751
Turning Point Brands Inc	20,400	2,794,595
		39,945,795
TOTAL CONSUMER STAPLES		1,114,820,126
TOTAL UNITED STATES		1,123,157,126
TOTAL COMMON STOCKS (Cost $871,896,560)		1,186,174,517

Money Market Funds - 0.9%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (e)	3.70	1,813,856	1,814,218
Fidelity Securities Lending Cash Central Fund (e)(f)	3.69	8,336,710	8,337,544
TOTAL MONEY MARKET FUNDS (Cost $10,151,762)			10,151,762

TOTAL INVESTMENT IN SECURITIES - 100.8% (Cost $882,048,322)	1,196,326,279
NET OTHER ASSETS (LIABILITIES) - (0.8)%	(9,451,725)
NET ASSETS - 100.0%	1,186,874,554

Legend

(a)	Level 3 security.
(b)	Non-income producing.
(c)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $7,314,449 or 0.6% of net assets.

(d)	Security or a portion of the security is on loan at period end.
(e)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(f)	Investment made with cash collateral received from securities on loan.
Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
JUUL Labs Inc Class A	2/23/2024	3,749,467

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	5,001,067	85,219,612	88,406,574	41,911	113	-	1,814,218	1,813,856	0.0%
Fidelity Securities Lending Cash Central Fund	11,137,575	255,585,226	258,385,173	5,863	(84)	-	8,337,544	8,336,710	0.0%
Total	16,138,642	340,804,838	346,791,747	47,774	29	-	10,151,762

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.
Investment Valuation

The following is a summary of the inputs used, as of February 28, 2026, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Common Stocks
Consumer Discretionary	8,337,000	8,337,000	-	-
Consumer Staples	1,177,466,540	1,148,335,358	21,816,733	7,314,449
Financials	370,977	-	-	370,977

Money Market Funds	10,151,762	10,151,762	-	-
Total Investments in Securities:	1,196,326,279	1,166,824,120	21,816,733	7,685,426
Financial Statements
Statement of Assets and Liabilities
As of February 28, 2026
Assets
Investment in securities, at value (including securities loaned of $8,084,255) - See accompanying schedule:
Unaffiliated issuers (cost $871,896,560)	$1,186,174,517
Fidelity Central Funds (cost $10,151,762)	10,151,762

Total Investment in Securities (cost $882,048,322)		$1,196,326,279
Foreign currency held at value (cost $1)		1
Receivable for investments sold		4,306,677
Receivable for fund shares sold		605,748
Dividends receivable		1,338,577
Distributions receivable from Fidelity Central Funds		13,298
Prepaid expenses		635
Other receivables		440,571
Total assets		1,203,031,786
Liabilities
Payable for investments purchased	$5,304,806
Payable for fund shares redeemed	1,310,348
Accrued management fee	643,569
Distribution and service plan fees payable	94,994
Other payables and accrued expenses	465,888
Collateral on securities loaned	8,337,627
Total liabilities		16,157,232
Net Assets		$1,186,874,554
Net Assets consist of:
Paid in capital		$881,666,510
Total accumulated earnings (loss)		305,208,044
Net Assets		$1,186,874,554

Net Asset Value and Maximum Offering Price
Class A :
Net Asset Value and redemption price per share ($259,996,732 ÷ 2,757,471 shares)(a)		$94.29
Maximum offering price per share (100/94.25 of $94.29)		$100.04
Class M :
Net Asset Value and redemption price per share ($51,612,046 ÷ 555,606 shares)(a)		$92.89
Maximum offering price per share (100/96.50 of $92.89)		$96.26
Class C :
Net Asset Value and offering price per share ($25,315,051 ÷ 278,818 shares)(a)		$90.79
Consumer Staples :
Net Asset Value, offering price and redemption price per share ($725,063,885 ÷ 7,571,718 shares)		$95.76
Class I :
Net Asset Value, offering price and redemption price per share ($91,844,464 ÷ 962,265 shares)		$95.45
Class Z :
Net Asset Value, offering price and redemption price per share ($33,042,376 ÷ 346,743 shares)		$95.29
(a)Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
Statement of Operations
Year ended February 28, 2026
Investment Income
Dividends		$29,586,408
Income from Fidelity Central Funds (including $5,863 from security lending)		47,774
Security lending		3,551
Total income		29,637,733
Expenses
Management fee	$7,689,080
Distribution and service plan fees	1,166,769
Custodian fees and expenses	42,305
Independent trustees' fees and expenses	4,518
Registration fees	127,048
Audit fees	51,282
Legal	2,713
Miscellaneous	4,489
Total expenses		9,088,204
Net Investment income (loss)		20,549,529
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	19,043,979
Fidelity Central Funds	29
Foreign currency transactions	24,705
Total net realized gain (loss)		19,068,713
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	58,928,006
Assets and liabilities in foreign currencies	2,769
Total change in net unrealized appreciation (depreciation)		58,930,775
Net gain (loss)		77,999,488
Net increase (decrease) in net assets resulting from operations		$98,549,017
Statement of Changes in Net Assets

	Year ended February 28, 2026	Year ended February 28, 2025
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$20,549,529	$25,995,615
Net realized gain (loss)	19,068,713	92,355,976
Change in net unrealized appreciation (depreciation)	58,930,775	(25,484,612)
Net increase (decrease) in net assets resulting from operations	98,549,017	92,866,979
Distributions to shareholders	(49,554,529)	(104,952,814)

Share transactions - net increase (decrease)	(130,198,225)	(217,952,509)
Total increase (decrease) in net assets	(81,203,737)	(230,038,344)

Net Assets
Beginning of period	1,268,078,291	1,498,116,635
End of period	$1,186,874,554	$1,268,078,291

Financial Highlights
Fidelity Advisor® Consumer Staples Fund Class A

Years ended February 28,	2026	2025	2024 A	2023	2022
Selected Per-Share Data
Net asset value, beginning of period	$89.83	$91.15	$91.25	$95.55	$89.40
Income from Investment Operations
Net investment income (loss) B,C	1.38	1.62	1.68	1.38	1.40
Net realized and unrealized gain (loss)	6.66	4.42	2.68	(2.79)	14.98
Total from investment operations	8.04	6.04	4.36	(1.41)	16.38
Distributions from net investment income	(1.49)	(1.70)	(1.50)	(1.36)	(1.55)
Distributions from net realized gain	(2.09)	(5.66)	(2.96)	(1.53)	(8.68)
Total distributions	(3.58)	(7.36)	(4.46)	(2.89)	(10.23)
Net asset value, end of period	$94.29	$89.83	$91.15	$91.25	$95.55
Total Return D,E	9.53%	6.74%	4.90%	(1.49)%	18.83%
Ratios to Average Net Assets C,F,G
Expenses before reductions	.97%	.97%	1.01%	1.01%	1.01%
Expenses net of fee waivers, if any	.97%	.97%	1.00%	1.01%	1.01%
Expenses net of all reductions, if any	.97%	.97%	1.00%	1.01%	1.01%
Net investment income (loss)	1.61%	1.74%	1.80%	1.51%	1.45%
Supplemental Data
Net assets, end of period (000 omitted)	$259,997	$282,128	$290,687	$297,850	$293,276
Portfolio turnover rate H	52%	45%	54% I	46%	61%

AFor the year ended February 29.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
ETotal returns do not include the effect of the sales charges.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
IPortfolio turnover rate excludes securities received or delivered in-kind.
Fidelity Advisor® Consumer Staples Fund Class M

Years ended February 28,	2026	2025	2024 A	2023	2022
Selected Per-Share Data
Net asset value, beginning of period	$88.55	$89.96	$90.11	$94.39	$88.43
Income from Investment Operations
Net investment income (loss) B,C	1.15	1.37	1.42	1.13	1.13
Net realized and unrealized gain (loss)	6.56	4.35	2.66	(2.76)	14.81
Total from investment operations	7.71	5.72	4.08	(1.63)	15.94
Distributions from net investment income	(1.28)	(1.47)	(1.27)	(1.12)	(1.30)
Distributions from net realized gain	(2.09)	(5.66)	(2.96)	(1.53)	(8.68)
Total distributions	(3.37)	(7.13)	(4.23)	(2.65)	(9.98)
Net asset value, end of period	$92.89	$88.55	$89.96	$90.11	$94.39
Total Return D,E	9.26%	6.46%	4.63%	(1.74)%	18.51%
Ratios to Average Net Assets C,F,G
Expenses before reductions	1.22%	1.22%	1.27%	1.27%	1.28%
Expenses net of fee waivers, if any	1.22%	1.22%	1.26%	1.27%	1.28%
Expenses net of all reductions, if any	1.22%	1.22%	1.26%	1.27%	1.28%
Net investment income (loss)	1.36%	1.49%	1.54%	1.25%	1.18%
Supplemental Data
Net assets, end of period (000 omitted)	$51,612	$54,901	$58,373	$62,870	$64,707
Portfolio turnover rate H	52%	45%	54% I	46%	61%

AFor the year ended February 29.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
ETotal returns do not include the effect of the sales charges.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
IPortfolio turnover rate excludes securities received or delivered in-kind.
Fidelity Advisor® Consumer Staples Fund Class C

Years ended February 28,	2026	2025	2024 A	2023	2022
Selected Per-Share Data
Net asset value, beginning of period	$86.58	$88.04	$88.22	$92.48	$86.73
Income from Investment Operations
Net investment income (loss) B,C	.71	.89	.95	.67	.65
Net realized and unrealized gain (loss)	6.42	4.26	2.61	(2.69)	14.51
Total from investment operations	7.13	5.15	3.56	(2.02)	15.16
Distributions from net investment income	(.83)	(.95)	(.78)	(.71)	(.79)
Distributions from net realized gain	(2.09)	(5.66)	(2.96)	(1.53)	(8.62)
Total distributions	(2.92)	(6.61)	(3.74)	(2.24)	(9.41)
Net asset value, end of period	$90.79	$86.58	$88.04	$88.22	$92.48
Total Return D,E	8.71%	5.94%	4.12%	(2.23)%	17.92%
Ratios to Average Net Assets C,F,G
Expenses before reductions	1.72%	1.72%	1.76%	1.77%	1.77%
Expenses net of fee waivers, if any	1.72%	1.72%	1.75%	1.76%	1.76%
Expenses net of all reductions, if any	1.72%	1.72%	1.75%	1.76%	1.76%
Net investment income (loss)	.86%	.99%	1.05%	.76%	.70%
Supplemental Data
Net assets, end of period (000 omitted)	$25,315	$35,365	$52,661	$78,497	$88,645
Portfolio turnover rate H	52%	45%	54% I	46%	61%

AFor the year ended February 29.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
ETotal returns do not include the effect of the contingent deferred sales charge.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
IPortfolio turnover rate excludes securities received or delivered in-kind.
Consumer Staples Portfolio

Years ended February 28,	2026	2025	2024 A	2023	2022
Selected Per-Share Data
Net asset value, beginning of period	$91.17	$92.39	$92.43	$96.75	$90.40
Income from Investment Operations
Net investment income (loss) B,C	1.66	1.93	1.96	1.66	1.69
Net realized and unrealized gain (loss)	6.76	4.47	2.73	(2.84)	15.16
Total from investment operations	8.42	6.40	4.69	(1.18)	16.85
Distributions from net investment income	(1.74)	(1.95)	(1.77)	(1.61)	(1.81)
Distributions from net realized gain	(2.09)	(5.66)	(2.96)	(1.53)	(8.68)
Total distributions	(3.83)	(7.62) D	(4.73)	(3.14)	(10.50) D
Net asset value, end of period	$95.76	$91.17	$92.39	$92.43	$96.75
Total Return E	9.85%	7.05%	5.20%	(1.21)%	19.16%
Ratios to Average Net Assets C,F,G
Expenses before reductions	.68%	.68%	.73%	.73%	.73%
Expenses net of fee waivers, if any	.68%	.67%	.72%	.73%	.73%
Expenses net of all reductions, if any	.68%	.67%	.72%	.73%	.73%
Net investment income (loss)	1.91%	2.03%	2.08%	1.79%	1.74%
Supplemental Data
Net assets, end of period (000 omitted)	$725,064	$743,294	$895,019	$862,837	$1,032,956
Portfolio turnover rate H	52%	45%	54% I	46%	61%

AFor the year ended February 29.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DTotal distributions per share do not sum due to rounding.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
IPortfolio turnover rate excludes securities received or delivered in-kind.
Fidelity Advisor® Consumer Staples Fund Class I

Years ended February 28,	2026	2025	2024 A	2023	2022
Selected Per-Share Data
Net asset value, beginning of period	$90.86	$92.11	$92.16	$96.48	$90.17
Income from Investment Operations
Net investment income (loss) B,C	1.63	1.89	1.95	1.65	1.67
Net realized and unrealized gain (loss)	6.74	4.45	2.72	(2.83)	15.13
Total from investment operations	8.37	6.34	4.67	(1.18)	16.80
Distributions from net investment income	(1.69)	(1.93)	(1.76)	(1.61)	(1.80)
Distributions from net realized gain	(2.09)	(5.66)	(2.96)	(1.53)	(8.68)
Total distributions	(3.78)	(7.59)	(4.72)	(3.14)	(10.49) D
Net asset value, end of period	$95.45	$90.86	$92.11	$92.16	$96.48
Total Return E	9.82%	7.01%	5.19%	(1.22)%	19.15%
Ratios to Average Net Assets C,F,G
Expenses before reductions	.71%	.71%	.74%	.74%	.74%
Expenses net of fee waivers, if any	.71%	.71%	.73%	.74%	.74%
Expenses net of all reductions, if any	.71%	.71%	.73%	.74%	.74%
Net investment income (loss)	1.87%	2.00%	2.08%	1.78%	1.72%
Supplemental Data
Net assets, end of period (000 omitted)	$91,844	$113,822	$143,350	$158,019	$149,160
Portfolio turnover rate H	52%	45%	54% I	46%	61%

AFor the year ended February 29.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DTotal distributions per share do not sum due to rounding.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
IPortfolio turnover rate excludes securities received or delivered in-kind.
Fidelity Advisor® Consumer Staples Fund Class Z

Years ended February 28,	2026	2025	2024 A	2023	2022
Selected Per-Share Data
Net asset value, beginning of period	$90.74	$91.98	$92.05	$96.36	$90.08
Income from Investment Operations
Net investment income (loss) B,C	1.74	2.01	2.07	1.76	1.79
Net realized and unrealized gain (loss)	6.72	4.45	2.70	(2.82)	15.10
Total from investment operations	8.46	6.46	4.77	(1.06)	16.89
Distributions from net investment income	(1.82)	(2.04)	(1.88)	(1.73)	(1.93)
Distributions from net realized gain	(2.09)	(5.66)	(2.96)	(1.53)	(8.68)
Total distributions	(3.91)	(7.70)	(4.84)	(3.25) D	(10.61)
Net asset value, end of period	$95.29	$90.74	$91.98	$92.05	$96.36
Total Return E	9.96%	7.15%	5.31%	(1.09)%	19.29%
Ratios to Average Net Assets C,F,G
Expenses before reductions	.58%	.58%	.61%	.61%	.61%
Expenses net of fee waivers, if any	.58%	.58%	.60%	.61%	.61%
Expenses net of all reductions, if any	.58%	.58%	.60%	.61%	.61%
Net investment income (loss)	2.00%	2.13%	2.20%	1.91%	1.85%
Supplemental Data
Net assets, end of period (000 omitted)	$33,042	$38,570	$58,026	$88,741	$77,826
Portfolio turnover rate H	52%	45%	54% I	46%	61%

AFor the year ended February 29.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DTotal distributions per share do not sum due to rounding.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
IPortfolio turnover rate excludes securities received or delivered in-kind.
Notes to Financial Statements

For the period ended February 28, 2026

1. Organization.
Consumer Staples Portfolio (the Fund) is a non-diversified fund of Fidelity Select Portfolios (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund invests primarily in securities of companies whose principal business activities fall within specific industries. The Fund offers Class A, Class M, Class C, Consumer Staples, Class I and Class Z shares, each of which has equal rights as to assets and voting privileges. Class A, Class M, Class C, Class I and Class Z are Fidelity Advisor classes. Each class has exclusive voting rights with respect to matters that affect that class. Class C shares will automatically convert to Class A shares after a holding period of eight years from the initial date of purchase, with certain exceptions.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The Fund operates as a single operating segment. The Fund's income, expenses, assets, and performance are regularly monitored and assessed as a whole by the investment adviser and other individuals responsible for oversight functions of the Trust, using the information presented in the financial statements and financial highlights. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of February 28, 2026 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. Any withholding tax reclaims income is included in the Statement of Operations in dividends. Any receivables for withholding tax reclaims are included in the Statement of Assets and Liabilities in dividends receivable.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of a fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of a fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred, as applicable. Certain expense reductions may also differ by class, if applicable. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of February 28, 2026, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. In addition, the Fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, deferred Trustee compensation and losses deferred due to wash sales and excise tax regulations.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$351,169,034
Gross unrealized depreciation	(43,932,068)
Net unrealized appreciation (depreciation)	$307,236,966
Tax Cost	$889,089,313

The tax-based components of distributable earnings as of period end were as follows:

Undistributed ordinary income	$2,673,422
Net unrealized appreciation (depreciation) on securities and other investments	$307,238,983

The Fund intends to elect to defer to its next fiscal year $4,437,404 of capital losses recognized during the period November 1, 2025 to February 28, 2026.

The tax character of distributions paid was as follows:

	February 28, 2026	February 28, 2025
Ordinary Income	$21,588,957	$ 26,386,247
Long-term Capital Gains	27,965,572	78,566,567
Total	$49,554,529	$ 104,952,814

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.
4. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Consumer Staples Portfolio	600,636,658	752,177,432
5. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee.

The Fund's management contract incorporates a management fee rate that may vary by class. The investment adviser or an affiliate pays certain expenses of managing and operating the Fund out of each class's management fee. Each class of the Fund pays a management fee to the investment adviser. The management fee is calculated and paid to the investment adviser every month. When determining a class's management fee, a mandate rate is calculated based on the monthly average net assets of a group of funds advised by FMR within a designated asset class. A discount rate is subtracted from the mandate rate once the Fund's monthly average net assets reach a certain level. The mandate rate and discount rate may vary by class. The annual management fee rate for a class of shares of the Fund is the lesser of (1) the class's mandate rate reduced by the class's discount rate (if applicable) or (2) the amount set forth in the following table.

Maximum Management Fee Rate %
Class A	.71
Class M	.72
Class C	.71
Consumer Staples	.68
Class I	.69
Class Z	.56

One-twelfth of the management fee rate for a class is applied to the average net assets of the class for the month, giving a dollar amount which is the management fee for the class for that month. A different management fee rate may be applicable to each class of the Fund. The difference between classes is the result of separate arrangements for class-level services and/or waivers of certain expenses. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of the Fund's assets, which do not vary by class. For the reporting period, the total annualized management fee rates were as follows:

Total Management Fee Rate %
Class A	.70
Class M	.70
Class C	.70
Consumer Staples	.66
Class I	.69
Class Z	.56

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Company LLC (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees ($)	Retained by FDC ($)
Class A	- %	.25%	637,488	7,435
Class M	.25%	.25%	247,622	878
Class C	.75%	.25%	281,659	16,109
			1,166,769	24,422
Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class M shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class M and Class C redemptions. The deferred sales charges are 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class M shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC ($)
Class A	35,771
Class M	3,452
Class CA	477
39,700

A When Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan) for certain Funds, certain independent Trustees have elected to defer receipt of a portion of their annual compensation. Deferred amounts are invested in affiliated mutual funds, are marked-to-market and remain in a fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees presented below are included in the accompanying Statement of Assets and Liabilities in other receivables and other payables and accrued expenses, as applicable.

Consumer Staples Portfolio	$423,832

Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount ($)
Consumer Staples Portfolio	17,355

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board of Trustees. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. Interfund trades during the period are noted in the table below.

	Purchases ($)	Sales ($)	Realized Gain (Loss) ($)
Consumer Staples Portfolio	59,654,636	57,680,008	1,798,383
6. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes.

Commitment fees are charged based on the unused amount of the line of credit at an annual rate of .10%, and then allocated to each participating fund based on its pro-rata portion of the line of credit. The commitment fees are reflected in Miscellaneous expenses on the Statement of Operations, and are listed below.

Interest is charged to a participating fund based on its borrowings at an annual rate of .75% plus the highest of (i) daily SOFR plus a .10% spread adjustment, (ii) Federal Funds Effective Rate, or (iii) Overnight Bank Funding Rate. During the period, there were no borrowings on this line of credit.

The line of credit agreement will expire in March 2027 unless extended or renewed.

Amount ($)
Consumer Staples Portfolio	1,572

Effective March 24, 2026 the .10% spread adjustment on the SOFR benchmark was removed.
7. Security Lending.
Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, the borrowers provide collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the fair value of the loaned securities during the period of the loan. The fair value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned or gaining access to non-cash collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral less rebates paid to borrowers, plus any premium income received, or for non-cash collateral, fees received from borrowers as compensation for the securities loaned. Securities lending income is reduced by any lending agent fees associated with the loan. Any security lending income earned on investing cash collateral is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Any security lending income earned on non-cash collateral is presented in the Statement of Operations in security lending. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS ($)	Security Lending Income From Securities Loaned to NFS ($)	Value of Securities Loaned to NFS at Period End ($)
Consumer Staples Portfolio	978	18	-
8. Distributions to Shareholders.
Distributions to shareholders of each class were as follows:

	Year ended February 28, 2026	Year ended February 28, 2025
Consumer Staples Portfolio
Distributions to shareholders
Class A	$10,617,409	$22,570,837
Class M	1,965,297	4,370,916
Class C	1,008,241	2,889,928
Consumer Staples	30,047,999	61,372,802
Class I	4,375,604	10,506,319
Class Z	1,539,979	3,242,012
Total	$49,554,529	$104,952,814
9. Share Transactions.
Share transactions for each class were as follows and may contain in-kind transactions, automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Year ended February 28, 2026	Year ended February 28, 2025	Year ended February 28, 2026	Year ended February 28, 2025
Consumer Staples Portfolio
Class A
Shares sold	222,516	341,595	$19,140,765	$31,821,197
Reinvestment of distributions	123,340	242,605	10,299,721	21,837,829
Shares redeemed	(729,189)	(632,526)	(62,338,968)	(58,753,906)
Net increase (decrease)	(383,333)	(48,326)	$(32,898,482)	$(5,094,880)
Class M
Shares sold	51,311	33,937	$4,387,719	$3,134,853
Reinvestment of distributions	23,699	48,865	1,950,801	4,335,587
Shares redeemed	(139,377)	(111,721)	(11,687,097)	(10,194,755)
Net increase (decrease)	(64,367)	(28,919)	$(5,348,577)	$(2,724,315)
Class C
Shares sold	22,993	25,704	$1,904,261	$2,339,038
Reinvestment of distributions	12,398	32,968	999,000	2,859,018
Shares redeemed	(165,036)	(248,364)	(13,607,378)	(22,288,364)
Net increase (decrease)	(129,645)	(189,692)	$(10,704,117)	$(17,090,308)
Consumer Staples
Shares sold	1,369,017	865,454	$120,215,263	$81,852,526
Reinvestment of distributions	322,976	613,316	27,371,671	56,046,849
Shares redeemed	(2,273,266)	(3,013,510)	(197,246,688)	(283,200,186)
Net increase (decrease)	(581,273)	(1,534,740)	$(49,659,754)	$(145,300,811)
Class I
Shares sold	259,430	257,353	$22,943,619	$24,320,545
Reinvestment of distributions	49,554	110,392	4,189,419	10,054,244
Shares redeemed	(599,437)	(671,392)	(51,983,410)	(62,301,680)
Net increase (decrease)	(290,453)	(303,647)	$(24,850,372)	$(27,926,891)
Class Z
Shares sold	73,168	121,133	$6,367,030	$11,309,399
Reinvestment of distributions	14,650	28,796	1,236,210	2,619,908
Shares redeemed	(166,121)	(355,714)	(14,340,163)	(33,744,611)
Net increase (decrease)	(78,303)	(205,785)	$(6,736,923)	$(19,815,304)
10. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.
11. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as public health emergencies, military conflicts, terrorism, government restrictions, political changes, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.

Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Fidelity Select Portfolios and Shareholders of Consumer Staples Portfolio
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Consumer Staples Portfolio (one of the funds constituting Fidelity Select Portfolios, referred to hereafter as the "Fund") as of February 28, 2026, the related statement of operations for the year ended February 28, 2026, the statement of changes in net assets for each of the two years in the period ended February 28, 2026, including the related notes, and the financial highlights for each of the five years in the period ended February 28, 2026 (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of February 28, 2026, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended February 28, 2026 and the financial highlights for each of the five years in the period ended February 28, 2026 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund's management. Our responsibility is to express an opinion on the Fund's financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of February 28, 2026 by correspondence with the custodian, issuers of privately offered securities and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/ PricewaterhouseCoopers LLP
Boston, Massachusetts
April 14, 2026
We have served as the auditor of one or more investment companies in the Fidelity group of funds since 1932.

Distributions
 (Unaudited)
The dividend and capital gains distributions for the fund(s) are available on Fidelity.com or Institutional.Fidelity.com.

The fund hereby designates as a capital gain dividend with respect to the taxable year ended February 28, 2026, $15,302,565, or, if subsequently determined to be different, the net capital gain of such year.

A total of 0.04% of the dividends distributed during the fiscal year was derived from interest on U.S. Government securities which is generally exempt from state income tax.

Class A, Class M, Class C, Consumer Staples Portfolio, Class I and Class Z designate 100% of the dividends distributed during the fiscal year as qualifying for the dividends-received deduction for corporate shareholders.

Class A, Class M, Class C, Consumer Staples Portfolio, Class I and Class Z designate 100% of the dividends distributed during the fiscal year as amounts which may be taken into account as a dividend for purposes of the maximum rate under section 1(h)(11) of the Internal Revenue Code.

The fund will notify shareholders in the first quarter of 2027 of amounts for use in preparing 2026 income tax returns.
Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 9: Proxy Disclosures for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
(Unaudited)
Note: This information is disclosed as part of the financial statements for each Fund as part of Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies.
Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract
(Unaudited)
Note: This is not applicable for any fund included in this document.

1.846042.119
SELCS-ANN-0426
Fidelity® Select Portfolios®
Utilities Sector

Utilities Portfolio

Annual Report
February 28, 2026
Includes Fidelity and Fidelity Advisor share classes
To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-800-544-8544 if you're an individual investing directly with Fidelity, call 1-800-835-5092 if you're a plan sponsor or participant with Fidelity as your recordkeeper or call 1-877-208-0098 on institutional accounts or if you're an advisor or invest through one to request a free copy of the proxy voting guidelines.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2026 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.
Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies (Annual Report)
Utilities Portfolio
Schedule of Investments February 28, 2026
Showing Percentage of Net Assets
Common Stocks - 98.6%
	Shares	Value ($)
CANADA - 0.1%
Energy - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Cameco Corp (United States)	46,200	5,470,080
GERMANY - 0.7%
Industrials - 0.7%
Electrical Equipment - 0.7%
Siemens Energy AG	138,300	27,200,473
UNITED STATES - 97.8%
Communication Services - 1.0%
Media - 1.0%
EchoStar Corp Class A (a)(b)	365,100	42,180,003
Industrials - 4.5%
Construction & Engineering - 1.8%
Centuri Holdings Inc (b)	216,200	6,702,200
MasTec Inc (b)	121,700	36,269,034
Quanta Services Inc	57,400	32,320,792
		75,292,026
Electrical Equipment - 2.3%
Bloom Energy Corp Class A (b)	53,400	8,312,778
GE Vernova Inc	42,400	37,040,640
Nextpower Inc Class A (b)	462,409	48,599,186
		93,952,604
Machinery - 0.4%
Caterpillar Inc	22,000	16,342,260
TOTAL INDUSTRIALS		185,586,890
Utilities - 92.3%
Electric Utilities - 68.4%
Alliant Energy Corp	1,021,200	73,873,608
American Electric Power Co Inc	1,160,520	155,300,786
Constellation Energy Corp	1,032,952	340,750,206
Duke Energy Corp	2,058,281	269,326,069
Entergy Corp	1,858,999	199,117,383
Evergy Inc	1,483,954	124,147,592
Exelon Corp	3,862,100	191,058,087
NextEra Energy Inc (a)	5,929,525	556,011,559
NRG Energy Inc	1,677,201	300,151,891
Oklo Inc Class A (a)(b)	32,800	2,064,760
PG&E Corp	8,142,190	154,701,610
PPL Corp	3,365,540	131,188,749
Southern Co/The	1,158,179	112,783,471
Xcel Energy Inc	2,188,597	182,441,446
		2,792,917,217
Gas Utilities - 0.8%
UGI Corp	924,748	34,594,822
Independent Power and Renewable Electricity Producers - 7.0%
AES Corp/The	952,142	16,453,014
Talen Energy Corp (b)	123,700	45,888,989
Vistra Corp	1,291,108	224,510,770
		286,852,773
Multi-Utilities - 16.1%
Ameren Corp	1,329,698	150,628,189
CenterPoint Energy Inc	3,389,088	147,425,328
NiSource Inc	2,543,127	120,289,907
Sempra	2,464,456	237,253,180
		655,596,604
TOTAL UTILITIES		3,769,961,416
TOTAL UNITED STATES		3,997,728,309
TOTAL COMMON STOCKS (Cost $2,748,823,838)		4,030,398,862

Money Market Funds - 2.3%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (c)	3.70	54,769,484	54,780,439
Fidelity Securities Lending Cash Central Fund (c)(d)	3.69	38,764,510	38,768,386
TOTAL MONEY MARKET FUNDS (Cost $93,548,825)			93,548,825

TOTAL INVESTMENT IN SECURITIES - 100.9% (Cost $2,842,372,663)	4,123,947,687
NET OTHER ASSETS (LIABILITIES) - (0.9)%	(35,162,818)
NET ASSETS - 100.0%	4,088,784,869

Legend

(a)	Security or a portion of the security is on loan at period end.
(b)	Non-income producing.
(c)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(d)	Investment made with cash collateral received from securities on loan.
Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	81,025,327	862,919,202	913,798,539	2,793,005	(1,715)	-	54,780,439	54,769,484	0.1%
Fidelity Securities Lending Cash Central Fund	48,143,047	1,494,744,262	1,504,120,809	36,420	1,886	-	38,768,386	38,764,510	0.1%
Total	129,168,374	2,357,663,464	2,417,919,348	2,829,425	171	-	93,548,825

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Purchases and sales proceeds exclude the value of securities received and delivered through reorganization transactions, if applicable.
Investment Valuation

The following is a summary of the inputs used, as of February 28, 2026, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Common Stocks
Communication Services	42,180,003	42,180,003	-	-
Energy	5,470,080	5,470,080	-	-
Industrials	212,787,363	212,787,363	-	-
Utilities	3,769,961,416	3,769,961,416	-	-

Money Market Funds	93,548,825	93,548,825	-	-
Total Investments in Securities:	4,123,947,687	4,123,947,687	-	-
Financial Statements
Statement of Assets and Liabilities
As of February 28, 2026
Assets
Investment in securities, at value (including securities loaned of $41,117,501) - See accompanying schedule:
Unaffiliated issuers (cost $2,748,823,838)	$4,030,398,862
Fidelity Central Funds (cost $93,548,825)	93,548,825

Total Investment in Securities (cost $2,842,372,663)		$4,123,947,687
Receivable for fund shares sold		4,750,267
Dividends receivable		9,824,536
Distributions receivable from Fidelity Central Funds		166,611
Prepaid expenses		1,125
Other receivables		14,742
Total assets		4,138,704,968
Liabilities
Payable for investments purchased	$6,439,305
Payable for fund shares redeemed	2,419,527
Accrued management fee	1,994,302
Distribution and service plan fees payable	233,776
Other payables and accrued expenses	66,689
Collateral on securities loaned	38,766,500
Total liabilities		49,920,099
Net Assets		$4,088,784,869
Net Assets consist of:
Paid in capital		$2,755,671,750
Total accumulated earnings (loss)		1,333,113,119
Net Assets		$4,088,784,869

Net Asset Value and Maximum Offering Price
Class A :
Net Asset Value and redemption price per share ($571,267,765 ÷ 3,892,645 shares)(a)		$146.76
Maximum offering price per share (100/94.25 of $146.76)		$155.71
Class M :
Net Asset Value and redemption price per share ($91,255,363 ÷ 622,101 shares)(a)		$146.69
Maximum offering price per share (100/96.50 of $146.69)		$152.01
Class C :
Net Asset Value and offering price per share ($109,422,838 ÷ 746,666 shares)(a)		$146.55
Utilities Portfolio :
Net Asset Value, offering price and redemption price per share ($2,482,944,318 ÷ 16,906,979 shares)		$146.86
Class I :
Net Asset Value, offering price and redemption price per share ($667,704,796 ÷ 4,547,576 shares)		$146.83
Class Z :
Net Asset Value, offering price and redemption price per share ($166,189,789 ÷ 1,131,582 shares)		$146.86
(a)Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
Statement of Operations
Year ended February 28, 2026
Investment Income
Dividends		$59,595,603
Income from Fidelity Central Funds (including $36,420 from security lending)		2,829,425
Security lending		15,552
Total income		62,440,580
Expenses
Management fee	$16,862,390
Distribution and service plan fees	1,016,811
Custodian fees and expenses	22,091
Independent trustees' fees and expenses	9,905
Registration fees	226,262
Audit fees	60,587
Legal	6,467
Miscellaneous	7,358
Total expenses before reductions	18,211,871
Expense reductions	(85,866)
Total expenses after reductions		18,126,005
Net Investment income (loss)		44,314,575
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	141,826,846
Fidelity Central Funds	171
Foreign currency transactions	13,068
Total net realized gain (loss)		141,840,085
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	376,260,917
Assets and liabilities in foreign currencies	6,178
Total change in net unrealized appreciation (depreciation)		376,267,095
Net gain (loss)		518,107,180
Net increase (decrease) in net assets resulting from operations		$562,421,755
Statement of Changes in Net Assets

	Year ended February 28, 2026	Year ended February 28, 2025
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$44,314,575	$36,523,310
Net realized gain (loss)	141,840,085	65,255,194
Change in net unrealized appreciation (depreciation)	376,267,095	302,155,928
Net increase (decrease) in net assets resulting from operations	562,421,755	403,934,432
Distributions to shareholders	(139,815,609)	(103,267,337)

Share transactions - net increase (decrease)	1,689,460,665	518,017,432
Total increase (decrease) in net assets	2,112,066,811	818,684,527

Net Assets
Beginning of period	1,976,718,058	1,158,033,531
End of period	$4,088,784,869	$1,976,718,058

Financial Highlights
Fidelity Advisor® Utilities Fund Class A

Years ended February 28,	2026 A
Selected Per-Share Data
Net asset value, beginning of period	$141.73
Income from Investment Operations
Net investment income (loss) B,C	.76
Net realized and unrealized gain (loss)	7.40
Total from investment operations	8.16
Distributions from net investment income	(.54)
Distributions from net realized gain	(2.59)
Total distributions	(3.13)
Net asset value, end of period	$146.76
Total Return D,E,F	6.01%
Ratios to Average Net Assets B,G,H
Expenses before reductions	.93% I
Expenses net of fee waivers, if any	.92 % I
Expenses net of all reductions, if any	.92% I
Net investment income (loss)	1.43% I
Supplemental Data
Net assets, end of period (000 omitted)	$571,268
Portfolio turnover rate J	76 % K

AFor the period October 9, 2025 (commencement of sale of shares) through February 28, 2026.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CCalculated based on average shares outstanding during the period.
DTotal returns for periods of less than one year are not annualized.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FTotal returns do not include the effect of the sales charges.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
IAnnualized.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
KThe portfolio turnover rate does not include the assets acquired in the reorganization.
Fidelity Advisor® Utilities Fund Class M

Years ended February 28,	2026 A
Selected Per-Share Data
Net asset value, beginning of period	$141.73
Income from Investment Operations
Net investment income (loss) B,C	.68
Net realized and unrealized gain (loss)	7.34
Total from investment operations	8.02
Distributions from net investment income	(.47)
Distributions from net realized gain	(2.59)
Total distributions	(3.06)
Net asset value, end of period	$146.69
Total Return D,E,F	5.90%
Ratios to Average Net Assets C,G,H
Expenses before reductions	1.18% I
Expenses net of fee waivers, if any	1.18 % I
Expenses net of all reductions, if any	1.18% I
Net investment income (loss)	1.28% I
Supplemental Data
Net assets, end of period (000 omitted)	$91,255
Portfolio turnover rate J	76 % K

AFor the period October 9, 2025 (commencement of sale of shares) through February 28, 2026.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DTotal returns for periods of less than one year are not annualized.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FTotal returns do not include the effect of the sales charges.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAnnualized.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
KThe portfolio turnover rate does not include the assets acquired in the reorganization.
Fidelity Advisor® Utilities Fund Class C

Years ended February 28,	2026 A
Selected Per-Share Data
Net asset value, beginning of period	$141.73
Income from Investment Operations
Net investment income (loss) B,C	.36
Net realized and unrealized gain (loss)	7.38
Total from investment operations	7.74
Distributions from net investment income	(.33)
Distributions from net realized gain	(2.59)
Total distributions	(2.92)
Net asset value, end of period	$146.55
Total Return D,E,F	5.69%
Ratios to Average Net Assets C,G,H
Expenses before reductions	1.69% I
Expenses net of fee waivers, if any	1.68 % I
Expenses net of all reductions, if any	1.68% I
Net investment income (loss)	.68% I
Supplemental Data
Net assets, end of period (000 omitted)	$109,423
Portfolio turnover rate J	76 % K

AFor the period October 9, 2025 (commencement of sale of shares) through February 28, 2026.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DTotal returns for periods of less than one year are not annualized.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FTotal returns do not include the effect of the contingent deferred sales charge.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAnnualized.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
KThe portfolio turnover rate does not include the assets acquired in the reorganization.
Utilities Portfolio

Years ended February 28,	2026	2025	2024 A	2023	2022
Selected Per-Share Data
Net asset value, beginning of period	$124.30	$99.55	$97.31	$100.38	$86.55
Income from Investment Operations
Net investment income (loss) B,C	2.20	2.71	2.21	1.82	1.92
Net realized and unrealized gain (loss)	26.82	29.91	3.57	.04	14.72
Total from investment operations	29.02	32.62	5.78	1.86	16.64
Distributions from net investment income	(2.32)	(2.44)	(2.13)	(1.75)	(1.71)
Distributions from net realized gain	(4.14)	(5.43)	(1.42)	(3.18)	(1.10)
Total distributions	(6.46)	(7.87)	(3.54) D	(4.93)	(2.81)
Net asset value, end of period	$146.86	$124.30	$99.55	$97.31	$100.38
Total Return E	24.32%	33.87%	6.01%	1.46%	19.19%
Ratios to Average Net Assets C,F,G
Expenses before reductions	.64%	.66%	.74%	.74%	.74%
Expenses net of fee waivers, if any	.63%	.66%	.73%	.74%	.73%
Expenses net of all reductions, if any	.63%	.66%	.73%	.74%	.73%
Net investment income (loss)	1.69%	2.30%	2.23%	1.74%	1.96%
Supplemental Data
Net assets, end of period (000 omitted)	$2,482,944	$1,976,718	$1,158,034	$1,352,766	$1,072,056
Portfolio turnover rate H	76 % I	69%	83%	53%	37%

AFor the year ended February 29.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DTotal distributions per share do not sum due to rounding.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
IThe portfolio turnover rate does not include the assets acquired in the reorganization.
Fidelity Advisor® Utilities Fund Class I

Years ended February 28,	2026 A
Selected Per-Share Data
Net asset value, beginning of period	$141.73
Income from Investment Operations
Net investment income (loss) B,C	.91
Net realized and unrealized gain (loss)	7.39
Total from investment operations	8.30
Distributions from net investment income	(.61)
Distributions from net realized gain	(2.59)
Total distributions	(3.20)
Net asset value, end of period	$146.83
Total Return D,E	6.11%
Ratios to Average Net Assets C,F,G
Expenses before reductions	.68% H
Expenses net of fee waivers, if any	.67 % H
Expenses net of all reductions, if any	.67% H
Net investment income (loss)	1.70% H
Supplemental Data
Net assets, end of period (000 omitted)	$667,705
Portfolio turnover rate I	76 % J

AFor the period October 9, 2025 (commencement of sale of shares) through February 28, 2026.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DTotal returns for periods of less than one year are not annualized.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAnnualized.
IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
JThe portfolio turnover rate does not include the assets acquired in the reorganization.
Fidelity Advisor® Utilities Fund Class Z

Years ended February 28,	2026 A
Selected Per-Share Data
Net asset value, beginning of period	$141.73
Income from Investment Operations
Net investment income (loss) B,C	.98
Net realized and unrealized gain (loss)	7.38
Total from investment operations	8.36
Distributions from net investment income	(.64)
Distributions from net realized gain	(2.59)
Total distributions	(3.23)
Net asset value, end of period	$146.86
Total Return D,E	6.16%
Ratios to Average Net Assets C,F,G
Expenses before reductions	.56% H
Expenses net of fee waivers, if any	.55 % H
Expenses net of all reductions, if any	.55% H
Net investment income (loss)	1.84% H
Supplemental Data
Net assets, end of period (000 omitted)	$166,190
Portfolio turnover rate I	76 % J

AFor the period October 9, 2025 (commencement of sale of shares) through February 28, 2026.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DTotal returns for periods of less than one year are not annualized.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAnnualized.
IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
JThe portfolio turnover rate does not include the assets acquired in the reorganization.
Notes to Financial Statements

For the period ended February 28, 2026

1. Organization.
Utilities Portfolio (the Fund) is a non-diversified fund of Fidelity Select Portfolios (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund invests primarily in securities of companies whose principal business activities fall within specific industries. The Fund commenced sale of Class A, Class M, Class C, Class I and Class Z shares on October 9, 2025. The Fund offers Class A, Class M, Class C, Class I, Utilities Portfolio and Class Z shares, each of which has equal rights as to assets and voting privileges. Class A, Class M, Class C, Class I and Class Z are Fidelity Advisor classes. Each class has exclusive voting rights with respect to matters that affect that class. Class C shares will automatically convert to Class A shares after a holding period of eight years from the initial date of purchase, with certain exceptions.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The Fund operates as a single operating segment. The Fund's income, expenses, assets, and performance are regularly monitored and assessed as a whole by the investment adviser and other individuals responsible for oversight functions of the Trust, using the information presented in the financial statements and financial highlights. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of February 28, 2026 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. Any withholding tax reclaims income is included in the Statement of Operations in dividends. Any receivables for withholding tax reclaims are included in the Statement of Assets and Liabilities in dividends receivable.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of a fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of a fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred, as applicable. Certain expense reductions may also differ by class, if applicable. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of February 28, 2026, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. In addition, the Fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, partnerships and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$1,280,446,547
Gross unrealized depreciation	(10,976,471)
Net unrealized appreciation (depreciation)	$1,269,470,076
Tax Cost	$2,854,477,611

The tax-based components of distributable earnings as of period end were as follows:

Undistributed ordinary income	$42,320,278
Undistributed long-term capital gain	$21,318,383
Net unrealized appreciation (depreciation) on securities and other investments	$1,269,474,458

The tax character of distributions paid was as follows:

	February 28, 2026	February 28, 2025
Ordinary Income	$75,295,088	$50,884,330
Long-term Capital Gains	64,520,521	52,383,007
Total	$139,815,609	$103,267,337
4. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities, securities acquired in the reorganization and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Utilities Portfolio	3,138,691,601	1,955,529,687
5. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee.

The Fund's management contract incorporates a management fee rate that may vary by class. The investment adviser or an affiliate pays certain expenses of managing and operating the Fund out of each class's management fee. Each class of the Fund pays a management fee to the investment adviser. The management fee is calculated and paid to the investment adviser every month. When determining a class's management fee, a mandate rate is calculated based on the monthly average net assets of a group of funds advised by FMR within a designated asset class. A discount rate is subtracted from the mandate rate once the Fund's monthly average net assets reach a certain level. The mandate rate and discount rate may vary by class. The annual management fee rate for a class of shares of the Fund is the lesser of (1) the class's mandate rate reduced by the class's discount rate (if applicable) or (2) the amount set forth in the following table.

Maximum Management Fee Rate %
Class A	.71
Class M	.72
Class C	.71
Utilities Portfolio	.69
Class I	.69
Class Z	.57

One-twelfth of the management fee rate for a class is applied to the average net assets of the class for the month, giving a dollar amount which is the management fee for the class for that month. A different management fee rate may be applicable to each class of the Fund. The difference between classes is the result of separate arrangements for class-level services and/or waivers of certain expenses. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of the Fund's assets, which do not vary by class. For the reporting period, the total annualized management fee rates were as follows:

Total Management Fee Rate %
Class A	.66
Class M	.66
Class C	.66
Utilities Portfolio	.62
Class I	.66
Class Z	.54

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Company LLC (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees ($)	Retained by FDC ($)
Class A	-%	.25%	489,650	14,527
Class M	.25%	.25%	156,366	-
Class C	.75%	.25%	370,795	105,407
			1,016,811	119,934

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class M shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class M and Class C redemptions. The deferred sales charges are 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class M shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC ($)
Class A	76,740
Class M	3,543
Class CA	767
81,050

A When Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount ($)
Utilities Portfolio	39,428

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board of Trustees. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. Interfund trades during the period are noted in the table below.

	Purchases ($)	Sales ($)	Realized Gain (Loss) ($)
Utilities Portfolio	69,239,296	79,718,547	7,933,213

Other. During the period, the investment adviser reimbursed the Fund for certain losses as follows:

Amount ($)
Utilities Portfolio	7,632
6. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes.

Commitment fees are charged based on the unused amount of the line of credit at an annual rate of .10%, and then allocated to each participating fund based on its pro-rata portion of the line of credit. The commitment fees are reflected in Miscellaneous expenses on the Statement of Operations, and are listed below.

Interest is charged to a participating fund based on its borrowings at an annual rate of .75% plus the highest of (i) daily SOFR plus a .10% spread adjustment, (ii) Federal Funds Effective Rate, or (iii) Overnight Bank Funding Rate. During the period, there were no borrowings on this line of credit.

The line of credit agreement will expire in March 2027 unless extended or renewed.

Amount ($)
Utilities Portfolio	2,990
Effective March 24, 2026 the .10% spread adjustment on the SOFR benchmark was removed.
7. Security Lending.
Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, the borrowers provide collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the fair value of the loaned securities during the period of the loan. The fair value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned or gaining access to non-cash collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral less rebates paid to borrowers, plus any premium income received, or for non-cash collateral, fees received from borrowers as compensation for the securities loaned. Securities lending income is reduced by any lending agent fees associated with the loan. Any security lending income earned on investing cash collateral is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Any security lending income earned on non-cash collateral is presented in the Statement of Operations in security lending. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS ($)	Security Lending Income From Securities Loaned to NFS ($)	Value of Securities Loaned to NFS at Period End ($)
Utilities Portfolio	5,551	-	-

At period end, the value of any non-cash collateral is presented below. Non-cash collateral is held by a third-party bank for the benefit of a fund and the borrower. A fund is not permitted to sell or re-pledge non-cash collateral except in the event of borrower default, and therefore it is not included in the Schedule of Investments or Statement of Assets and Liabilities.

Amount ($)
Utilities Portfolio	945,397
8. Expense Reductions.
Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, custodian credits reduced the Fund's expenses by $2,136.

In addition, during the period the investment adviser or an affiliate reimbursed and/or waived a portion of fund-level operating expenses in the amount of $4,367 and a portion of class-level operating expenses as follows:

Amount ($)
Class A	11,181
Class M	1,769
Class C	2,105
Utilities Portfolio	48,202
Class I	12,965
Class Z	3,141
Total	79,363
9. Distributions to Shareholders.
Distributions to shareholders of each class were as follows:

	Year ended February 28, 2026A	Year ended February 28, 2025
Utilities Portfolio
Distributions to shareholders
Class A	$12,112,455	$-
Class M	1,867,816	-
Class C	2,119,298	-
Utilities Portfolio	105,899,283	103,267,337
Class I	14,343,360	-
Class Z	3,473,397	-
Total	$139,815,609	$103,267,337

A Distributions for Class A, Class M, Class C, Class I and Class Z are for the period October 9, 2025 (commencement of sale of shares) through February 28, 2026.
10. Share Transactions.
Share transactions for each class were as follows and may contain in-kind transactions, automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Year ended February 28, 2026A	Year ended February 28, 2025	Year ended February 28, 2026A	Year ended February 28, 2025
Utilities Portfolio
Class A
Shares sold	262,674	-	$35,795,513	$ -
Issued in exchange for the shares of the Acquired Fund(s)	3,835,421	-	546,010,613	-
Reinvestment of distributions	89,771	-	11,845,270	-
Shares redeemed	(295,221)	-	(39,948,557)	-
Net increase (decrease)	3,892,645	-	$553,702,839	$ -
Class M
Shares sold	27,224	-	$3,709,991	$ -
Issued in exchange for the shares of the Acquired Fund(s)	617,551	-	87,908,397	-
Reinvestment of distributions	13,929	-	1,837,952	-
Shares redeemed	(36,603)	-	(5,021,786)	-
Net increase (decrease)	622,101	-	$88,434,554	$ -
Class C
Shares sold	72,899	-	$9,973,460	$ -
Issued in exchange for the shares of the Acquired Fund(s)	725,476	-	103,256,951	-
Reinvestment of distributions	16,003	-	2,111,491	-
Shares redeemed	(67,712)	-	(9,215,461)	-
Net increase (decrease)	746,666	-	$106,126,441	$ -
Utilities Portfolio
Shares sold	5,923,150	7,585,014	$774,435,738	$913,925,631
Reinvestment of distributions	761,608	831,112	95,882,932	93,530,989
Shares redeemed	(5,680,404)	(4,145,953)	(736,309,172)	(489,439,188)
Net increase (decrease)	1,004,354	4,270,173	$134,009,498	$518,017,432
Class I
Shares sold	634,221	-	$86,948,870	$ -
Issued in exchange for the shares of the Acquired Fund(s)	4,518,782	-	643,338,648	-
Reinvestment of distributions	106,988	-	14,118,195	-
Shares redeemed	(712,415)	-	(97,781,954)	-
Net increase (decrease)	4,547,576	-	$646,623,759	$ -
Class Z
Shares sold	322,916	-	$44,399,881	$ -
Issued in exchange for the shares of the Acquired Fund(s)	996,215	-	141,841,114	-
Reinvestment of distributions	23,321	-	3,077,506	-
Shares redeemed	(210,870)	-	(28,754,927)	-
Net increase (decrease)	1,131,582	-	$160,563,574	$ -

A Share transactions for Class A, Class M, Class C, Class I and Class Z are for the period October 9, 2025 (commencement of sale of shares) through February 28, 2026.
11. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.
12. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as public health emergencies, military conflicts, terrorism, government restrictions, political changes, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
13. Reorganization Information.
On October 17, 2025, the Fund acquired all of the assets and assumed all of the liabilities of Fidelity Advisor Utilities Fund (Acquired Fund) pursuant to an Agreement and Plan of Reorganization (Agreements) approved by the Board of Trustees (the Board). The securities held by the Acquired Fund were the primary assets acquired by the Fund. In addition, the Board approved the creation of additional classes of shares that commenced sale of shares on October 9, 2025. The acquisition was accomplished by an exchange of each class of the Fund for corresponding shares then outstanding of the Acquired Fund at their respective net asset value on the acquisition date. The reorganization provides shareholders of the Acquired Fund access to a larger portfolio with a similar investment objective and lower projected expenses. For financial reporting purposes, the assets and liabilities of the Acquired Fund and shares issued by the Fund were recorded at fair value; however, the cost basis of the investments received from the Acquired Fund were carried forward and will be utilized for purposes of the Fund's ongoing reporting of realized and unrealized gains and losses to more closely align subsequent reporting of realized gains with amounts distributable to shareholders for tax purposes. The reorganization qualified as a tax-free reorganization for federal income tax purposes with no gain or loss recognized to the funds or their shareholders.

Acquired Fund and Share Class	Investments $	Unrealized appreciation (depreciation) $	Net Assets $	Shares Exchanged	Shares Exchanged Ratio
Fidelity Advisor Utilities Fund	1,522,480,793	443,078,342
Class A			546,010,613	10,774,049	0.3559869345
Class M			87,908,397	1,727,213	0.3575419740
Class C			103,256,951	2,096,845	0.3459846835
Class I			643,338,648	12,347,944	0.3659542038
Class Z			141,841,114	2,723,628	0.3657676640

Acquiring Fund	Net Assets $	Total net assets after the acquisition $
Utilities Portfolio	2,317,405,905	3,839,761,628

Pro forma results of operations of the combined entity for the entire period ended February 28, 2026, as though the acquisition had occurred as of the beginning of the year (rather than on the actual acquisition date), are as follows:

Net investment income (loss)	$56,501,344
Total net realized gain (loss)	173,850,543
Total change in net unrealized appreciation (depreciation)	554,237,869
Net increase (decrease) in net assets resulting from operations	$784,589,756

Because the combined investment portfolios have been managed as a single portfolio since the acquisition was completed, it is not practicable to separate the amounts of revenue and earnings of the Acquired Fund that has been included in the Fund's accompanying Statement of Operations since October 17, 2025.

Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Fidelity Select Portfolios and Shareholders of Utilities Portfolio

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Utilities Portfolio (one of the funds constituting Fidelity Select Portfolios, referred to hereafter as the "Fund") as of February 28, 2026, the related statement of operations for the year ended February 28, 2026, the statement of changes in net assets for each of the two years in the period ended February 28, 2026, including the related notes, and the financial highlights for each of the periods indicated therein (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of February 28, 2026, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended February 28, 2026 and the financial highlights for each of the periods indicated therein in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Fund's management. Our responsibility is to express an opinion on the Fund's financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of February 28, 2026 by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP
Boston, Massachusetts
April 14, 2026

We have served as the auditor of one or more investment companies in the Fidelity group of funds since 1932.
Distributions
 (Unaudited)

The dividend and capital gains distributions for the fund(s) are available on Fidelity.com or Institutional.Fidelity.com.

Utilities Portfolio (Acquiring Fund) hereby designates as a capital gain dividend with respect to the taxable year ended February 28, 2026, $71,270,017, or, if subsequently determined to be different, the net capital gain of such year.

Fidelity Advisor Utilities Fund (Target Fund) hereby designates as a capital gain dividend with respect to the taxable year ended October 17, 2025, $1,118,006, or, if subsequently determined to be different, the net capital gain of such year.

Utilities Portfolio (Acquiring Fund) designates 100% of the short-term capital gain dividends distributed during the fiscal year as qualifying to be taxed as short-term capital gain dividends for nonresident alien shareholders.

Fidelity Advisor Utilities Fund (Target Fund) designates 100% of the short-term capital gain dividends distributed during the fiscal year as qualifying to be taxed as short-term capital gain dividends for nonresident alien shareholders.

Utilities Portfolio (Acquiring Fund) designates $2,250,247 of distributions paid during the fiscal year ended 2026 as qualifying to be taxed as section 163(j) interest dividends.

Fidelity Advisor Utilities Fund (Target Fund) designates $117,739 of distributions paid during the fiscal year ended 2025 as qualifying to be taxed as section 163(j) interest dividends.

A total of 1.27% of the dividends distributed during the fiscal year of Utilities Portfolio (Acquiring Fund) was derived from interest on U.S. Government securities which is generally exempt from state income tax.

A percentage of the dividends distributed during the fiscal year for the following funds qualify for the dividends-received deduction for corporate shareholders:

Utilities Portfolio (Acquiring Fund)	Class A	Class M	Class C	Utilities	Class I	Class Z
April, 2025	-	-	-	61%	-	-
July, 2025	-	-	-	71%	-	-
October, 2025	-	-	-	71%	-	-
December, 2025	74%	78%	88%	70%	70%	68%

	Class A	Class M	Class C	Class I	Class Z
Fidelity Advisor Utilities Fund
(Target Fund)
April, 2025	100%	100%	100%	100%	100%
July, 2025	100%	100%	100%	100%	100%
October 03, 2025	64%	78%	100%	55%	53%
October 14, 2025	50%	52%	55%	49%	48%

A percentage of the dividends distributed during the fiscal year for the following funds may be taken into account as a dividend for purposes of the maximum rate under section 1(h)(11) of the Internal Revenue Code.

Utilities Portfolio (Acquiring Fund)	Class A	Class M	Class C	Utilities	Class I	Class Z
April, 2025	-	-	-	47.40%	-	-
July, 2025	-	-	-	72.06%	-	-
October, 2025	-	-	-	72.06%	-	-
December, 2025	74.68%	79.10%	89.13%	71.15%	70.94%	69.28%

	Class A	Class M	Class C	Class I	Class Z
Fidelity Advisor Utilities Fund
(Target Fund)
April, 2025	100%	100%	100%	100%	100%
July, 2025	100%	100%	100%	100%	100%
October 03, 2025	59.54%	73.24%	100%	51.42%	49.18%
October 14, 2025	45.54%	46.96%	49.59%	44.46%	43.81%

The fund will notify shareholders in the first quarter of 2027 of amounts for use in preparing 2026 income tax returns.

Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 9: Proxy Disclosures for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
(Unaudited)
Note: This information is disclosed as part of the financial statements for each Fund as part of Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies.
Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract
(Unaudited)
Note: This is not applicable for any fund included in this document.

1.813626.121
SELUTL-ANN-0426
Fidelity® Select Portfolios®
Consumer Discretionary Sector

Automotive Portfolio
Communication Services Portfolio
Construction and Housing Portfolio
Consumer Discretionary Portfolio
Leisure Portfolio
Retailing Portfolio

Annual Report
February 28, 2026
Includes Fidelity and Fidelity Advisor share classes

Contents

Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies (Annual Report)
Automotive Portfolio
Communication Services Portfolio
Construction and Housing Portfolio
Consumer Discretionary Portfolio
Leisure Portfolio
Retailing Portfolio
Notes to Financial Statements
Report of Independent Registered Public Accounting Firm
Distributions
Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
Item 9: Proxy Disclosures for Open-End Management Investment Companies
Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-800-544-8544 if you're an individual investing directly with Fidelity, call 1-800-835-5092 if you're a plan sponsor or participant with Fidelity as your recordkeeper or call 1-877-208-0098 on institutional accounts or if you're an advisor or invest through one to request a free copy of the proxy voting guidelines.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2026 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Funds. This report is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Funds nor Fidelity Distributors Corporation is a bank.
Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies (Annual Report)
Automotive Portfolio
Schedule of Investments February 28, 2026
Showing Percentage of Net Assets
Common Stocks - 98.5%
	Shares	Value ($)
CANADA - 0.6%
Consumer Discretionary - 0.6%
Automobile Components - 0.6%
Linamar Corp	6,100	420,411
CHINA - 3.9%
Consumer Discretionary - 3.9%
Automobiles - 3.9%
BYD Co Ltd H Shares	27,000	325,488
Li Auto Inc ADR (a)(b)	63,929	1,124,511
NIO Inc Class A ADR (a)(b)	76,385	371,995
XPeng Inc ADR (a)(b)	43,878	770,498

TOTAL CHINA		2,592,492
ISRAEL - 0.2%
Consumer Discretionary - 0.2%
Automobile Components - 0.2%
Mobileye Global Inc Class A (a)(b)	17,600	148,895
ITALY - 4.4%
Consumer Discretionary - 4.4%
Automobile Components - 0.4%
Pirelli & C SpA (c)(d)	40,300	303,520
Automobiles - 4.0%
Ferrari NV (b)	6,896	2,619,929
TOTAL ITALY		2,923,449
JAPAN - 15.9%
Consumer Discretionary - 15.9%
Automobiles - 15.9%
Honda Motor Co Ltd ADR	72,565	2,188,560
Toyota Motor Corp ADR (b)	33,760	8,182,749

TOTAL JAPAN		10,371,309
SWITZERLAND - 2.5%
Consumer Discretionary - 1.5%
Automobile Components - 1.5%
Garrett Motion Inc	47,729	971,763
Information Technology - 1.0%
Electronic Equipment, Instruments & Components - 1.0%
TE Connectivity PLC	3,029	697,124
TOTAL SWITZERLAND		1,668,887
UNITED STATES - 71.0%
Consumer Discretionary - 63.5%
Automobile Components - 8.7%
BorgWarner Inc	24,910	1,434,069
Dana Inc	78,670	2,693,661
Dauch Corporation (a)	161,524	1,066,058
Phinia Inc	7,720	560,704
		5,754,492
Automobiles - 30.1%
Ford Motor Co	229,577	3,234,740
General Motors Co	106,573	8,388,361
Rivian Automotive Inc Class A (a)(b)	51,097	783,317
Stellantis NV (b)	160,256	1,296,471
Tesla Inc (a)	14,941	6,013,902
		19,716,791
Distributors - 1.7%
Genuine Parts Co	4,500	536,670
LKQ Corp	16,956	561,413
		1,098,083
Hotels, Restaurants & Leisure - 0.6%
DoorDash Inc Class A (a)	2,277	401,822
Specialty Retail - 22.4%
AutoZone Inc (a)	860	3,229,799
Carvana Co Class A (a)	9,600	3,207,936
O'Reilly Automotive Inc (a)	83,289	7,819,171
Penske Automotive Group Inc	3,100	488,312
		14,745,218
TOTAL CONSUMER DISCRETIONARY		41,716,406
Industrials - 7.5%
Commercial Services & Supplies - 4.4%
ACV Auctions Inc Class A (a)	6,815	33,121
Copart Inc (a)	39,007	1,485,777
OPENLANE Inc (a)	48,755	1,390,005
		2,908,903
Electrical Equipment - 0.3%
Sensata Technologies Holding PLC	7,041	262,910
Ground Transportation - 1.7%
Lyft Inc Class A (a)	44,200	611,728
Uber Technologies Inc (a)	6,400	482,688
		1,094,416
Trading Companies & Distributors - 1.1%
Rush Enterprises Inc Class A	9,800	695,506
TOTAL INDUSTRIALS		4,961,735
TOTAL UNITED STATES		46,678,141
TOTAL COMMON STOCKS (Cost $34,361,391)		64,803,584

Convertible Preferred Stocks - 0.0%
	Shares	Value ($)
UNITED STATES - 0.0%
Information Technology - 0.0%
Electronic Equipment, Instruments & Components - 0.0%
Cellink Corp Series D (a)(e)(f) (Cost $77,048)	3,700	13,135

Money Market Funds - 21.8%
	Yield (%)	Shares	Value ($)
Fidelity Securities Lending Cash Central Fund (g)(h) (Cost $14,353,804)	3.69	14,352,369	14,353,804

TOTAL INVESTMENT IN SECURITIES - 120.3% (Cost $48,792,243)	79,170,523
NET OTHER ASSETS (LIABILITIES) - (20.3)%	(13,373,092)
NET ASSETS - 100.0%	65,797,431

Legend

(a)	Non-income producing.
(b)	Security or a portion of the security is on loan at period end.
(c)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $303,520 or 0.5% of net assets.

(d)
Security exempt from registration under Regulation S of the Securities Act of 1933 and may be resold to qualified foreign investors outside of the United States. At the end of the period, the value of securities amounted to $303,520 or 0.5% of net assets.

(e)	Level 3 security.
(f)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $13,135 or 0.0% of net assets.

(g)	Investment made with cash collateral received from securities on loan.
(h)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
Cellink Corp Series D	1/20/2022	77,048

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	88,249	15,777,848	15,866,140	9,678	43	-	-	-	0.0%
Fidelity Securities Lending Cash Central Fund	4,395,310	135,877,624	125,919,499	68,362	369	-	14,353,804	14,352,369	0.0%
Total	4,483,559	151,655,472	141,785,639	78,040	412	-	14,353,804

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.
Investment Valuation

The following is a summary of the inputs used, as of February 28, 2026, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Common Stocks
Consumer Discretionary	59,144,725	58,819,237	325,488	-
Industrials	4,961,735	4,961,735	-	-
Information Technology	697,124	697,124	-	-

Convertible Preferred Stocks
Information Technology	13,135	-	-	13,135

Money Market Funds	14,353,804	14,353,804	-	-
Total Investments in Securities:	79,170,523	78,831,900	325,488	13,135
Automotive Portfolio
Financial Statements
Statement of Assets and Liabilities
As of February 28, 2026
Assets
Investment in securities, at value (including securities loaned of $14,002,369) - See accompanying schedule:
Unaffiliated issuers (cost $34,438,439)	$64,816,719
Fidelity Central Funds (cost $14,353,804)	14,353,804

Total Investment in Securities (cost $48,792,243)		$79,170,523
Receivable for investments sold		1,016,528
Receivable for fund shares sold		12,457
Dividends receivable		62,244
Distributions receivable from Fidelity Central Funds		4,605
Prepaid expenses		36
Other receivables		4,426
Total assets		80,270,819
Liabilities
Payable to custodian bank	$32,415
Payable for fund shares redeemed	16,095
Accrued management fee	36,921
Other payables and accrued expenses	34,932
Collateral on securities loaned	14,353,025
Total liabilities		14,473,388
Net Assets		$65,797,431
Net Assets consist of:
Paid in capital		$32,104,045
Total accumulated earnings (loss)		33,693,386
Net Assets		$65,797,431
Net Asset Value, offering price and redemption price per share ($65,797,431 ÷ 1,081,607 shares)		$60.83
Statement of Operations
Year ended February 28, 2026
Investment Income
Dividends		$790,414
Interest		57,262
Income from Fidelity Central Funds (including $68,362 from security lending)		78,040
Security lending		491
Income before foreign taxes withheld		$926,207
Less foreign taxes withheld		(57,262)
Total income		868,945
Expenses
Management fee	$457,628
Custodian fees and expenses	9,823
Independent trustees' fees and expenses	265
Registration fees	27,692
Audit fees	42,082
Legal	1,642
Miscellaneous	246
Total expenses before reductions	539,378
Expense reductions	(242)
Total expenses after reductions		539,136
Net Investment income (loss)		329,809
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	9,734,503
Fidelity Central Funds	412
Foreign currency transactions	1,112
Total net realized gain (loss)		9,736,027
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	714,971
Assets and liabilities in foreign currencies	793
Total change in net unrealized appreciation (depreciation)		715,764
Net gain (loss)		10,451,791
Net increase (decrease) in net assets resulting from operations		$10,781,600
Statement of Changes in Net Assets

	Year ended February 28, 2026	Year ended February 28, 2025
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$329,809	$605,432
Net realized gain (loss)	9,736,027	11,074,897
Change in net unrealized appreciation (depreciation)	715,764	(12,939,264)
Net increase (decrease) in net assets resulting from operations	10,781,600	(1,258,935)
Distributions to shareholders	(5,478,308)	(600,778)

Share transactions
Proceeds from sales of shares	15,530,193	9,467,223
Reinvestment of distributions	4,977,167	549,757
Cost of shares redeemed	(28,145,093)	(38,566,030)

Net increase (decrease) in net assets resulting from share transactions	(7,637,733)	(28,549,050)
Total increase (decrease) in net assets	(2,334,441)	(30,408,763)

Net Assets
Beginning of period	68,131,872	98,540,635
End of period	$65,797,431	$68,131,872

Other Information
Shares
Sold	250,993	173,055
Issued in reinvestment of distributions	81,035	9,569
Redeemed	(469,340)	(720,649)
Net increase (decrease)	(137,312)	(538,025)

Financial Highlights
Automotive Portfolio

Years ended February 28,	2026	2025	2024 A	2023	2022
Selected Per-Share Data
Net asset value, beginning of period	$55.90	$56.09	$45.99	$56.56	$54.21
Income from Investment Operations
Net investment income (loss) B,C	.29	.41	.41	.34 D	.23 E
Net realized and unrealized gain (loss)	9.45	(.13)	10.14	(9.86)	3.82
Total from investment operations	9.74	.28	10.55	(9.52)	4.05
Distributions from net investment income	(.31)	(.47)	(.45)	(.28)	(.29)
Distributions from net realized gain	(4.50)	-	-	(.77)	(1.40)
Total distributions	(4.81)	(.47)	(.45)	(1.05)	(1.70) F
Net asset value, end of period	$60.83	$55.90	$56.09	$45.99	$56.56
Total Return G	17.34%	.48%	23.02%	(16.92)%	7.20%
Ratios to Average Net Assets C,H,I
Expenses before reductions	.78%	.78%	.88%	.89%	.80%
Expenses net of fee waivers, if any	.78%	.78%	.87%	.88%	.80%
Expenses net of all reductions, if any	.78%	.78%	.87%	.88%	.80%
Net investment income (loss)	.48%	.77%	.83%	.73% D	.37% E
Supplemental Data
Net assets, end of period (000 omitted)	$65,797	$68,132	$98,541	$106,479	$165,176
Portfolio turnover rate J	112%	58%	60%	54%	69%

AFor the year ended February 29.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DNet investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.09 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been .54%.
ENet investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.10 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been .20%.
FTotal distributions per share do not sum due to rounding.
GTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
HFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
IExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Communication Services Portfolio
Schedule of Investments February 28, 2026
Showing Percentage of Net Assets
Common Stocks - 98.5%
	Shares	Value ($)
CANADA - 0.3%
Industrials - 0.3%
Aerospace & Defense - 0.3%
MDA Space Ltd (a)	253,800	7,358,814
JAPAN - 0.7%
Information Technology - 0.7%
Semiconductors & Semiconductor Equipment - 0.7%
Kioxia Holdings Corp (a)	139,800	18,987,340
KOREA (SOUTH) - 3.0%
Communication Services - 0.2%
Interactive Media & Services - 0.2%
Webtoon Entertainment Inc (a)	460,400	5,179,500
Information Technology - 2.8%
Semiconductors & Semiconductor Equipment - 1.1%
SK Hynix Inc	43,420	31,990,320
Technology Hardware, Storage & Peripherals - 1.7%
Samsung Electronics Co Ltd	302,320	45,450,447
TOTAL INFORMATION TECHNOLOGY		77,440,767
TOTAL KOREA (SOUTH)		82,620,267
TAIWAN - 2.7%
Information Technology - 2.7%
Semiconductors & Semiconductor Equipment - 2.7%
Taiwan Semiconductor Manufacturing Co Ltd ADR	193,900	72,631,062
UNITED STATES - 91.8%
Communication Services - 82.6%
Diversified Telecommunication Services - 12.5%
AST SpaceMobile Inc Class A (a)(b)	753,300	59,653,827
AT&T Inc	4,761,600	133,372,416
Lumen Technologies Inc (a)	1,955,300	13,902,183
Verizon Communications Inc	2,665,900	133,668,226
		340,596,652
Entertainment - 11.6%
Liberty Media Corp-Liberty Formula One Class C (a)	415,000	38,009,850
Lionsgate Studios Corp	3,460,600	31,145,400
Live Nation Entertainment Inc (a)(b)	247,100	40,064,794
ROBLOX Corp Class A (a)	949,400	65,185,804
Roku Inc Class A (a)	371,402	36,549,671
Spotify Technology SA (a)	39,100	20,134,154
Take-Two Interactive Software Inc (a)	308,800	65,305,024
TKO Group Holdings Inc Class A	87,700	19,633,399
		316,028,096
Interactive Media & Services - 49.8%
Alphabet Inc Class A	2,172,500	677,298,600
Meta Platforms Inc Class A	1,045,480	677,659,227
		1,354,957,827
Media - 8.7%
EchoStar Corp Class A (a)(b)	1,139,300	131,623,329
Fox Corp Class A	349,200	19,673,928
Fox Corp Class B	482,800	24,975,244
Magnite Inc (a)(b)	1,721,863	23,451,774
Omnicom Group Inc (b)	322,100	27,471,909
Paramount Skydance Corp Class B	611,000	8,254,610
		235,450,794
TOTAL COMMUNICATION SERVICES		2,247,033,369
Consumer Discretionary - 4.0%
Broadline Retail - 3.3%
Amazon.com Inc (a)	428,000	89,880,000
Specialty Retail - 0.7%
Warby Parker Inc Class A (a)	782,407	19,567,999
TOTAL CONSUMER DISCRETIONARY		109,447,999
Industrials - 0.2%
Aerospace & Defense - 0.2%
Space Exploration Technologies Corp (a)(c)(d)	8,815	4,641,891
Space Exploration Technologies Corp Class C (a)(c)(d)	3,643	1,918,367
TOTAL INDUSTRIALS		6,560,258
Information Technology - 5.0%
Electronic Equipment, Instruments & Components - 0.5%
Corning Inc	99,000	14,887,620
Semiconductors & Semiconductor Equipment - 1.1%
MACOM Technology Solutions Holdings Inc (a)	118,100	29,302,972
Technology Hardware, Storage & Peripherals - 3.4%
Seagate Technology Holdings PLC	109,400	44,617,696
Western Digital Corp	164,100	45,898,770
		90,516,466
TOTAL INFORMATION TECHNOLOGY		134,707,058
TOTAL UNITED STATES		2,497,748,684
TOTAL COMMON STOCKS (Cost $1,766,398,852)		2,679,346,167

Convertible Preferred Stocks - 0.5%
	Shares	Value ($)
UNITED STATES - 0.5%
Consumer Discretionary - 0.1%
Automobiles - 0.1%
Waymo LLC Series C2 (a)(c)(d)	21,234	3,489,171
Industrials - 0.1%
Air Freight & Logistics - 0.1%
Zipline International Inc Series H (c)(d)	46,300	2,604,838
Information Technology - 0.3%
Communications Equipment - 0.1%
Astranis Space Technologies Corp Series E (c)(d)	127,900	2,459,517
Electronic Equipment, Instruments & Components - 0.0%
Cerebras Systems Inc Series H (c)(d)	4,700	418,394
Software - 0.2%
Anthropic PBC Series G (c)(d)	4,100	1,062,474
Databricks Inc Series L (c)(d)	7,000	1,257,900
OpenAI Group Pbc Series A-2 (c)(d)	4,894	3,395,947
OpenAI Group Pbc Series A-3 (c)(d)	1,146	795,209
		6,511,530
TOTAL INFORMATION TECHNOLOGY		9,389,441
TOTAL UNITED STATES		15,483,450
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $10,807,686)		15,483,450

Money Market Funds - 8.0%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (e)	3.70	2,693,461	2,693,999
Fidelity Securities Lending Cash Central Fund (e)(f)	3.69	213,900,821	213,922,211
TOTAL MONEY MARKET FUNDS (Cost $216,616,210)			216,616,210

TOTAL INVESTMENT IN SECURITIES - 107.0% (Cost $1,993,822,748)	2,911,445,827
NET OTHER ASSETS (LIABILITIES) - (7.0)%	(191,330,166)
NET ASSETS - 100.0%	2,720,115,661

Legend

(a)	Non-income producing.
(b)	Security or a portion of the security is on loan at period end.
(c)	Level 3 security.
(d)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $22,043,708 or 0.8% of net assets.

(e)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(f)	Investment made with cash collateral received from securities on loan.
Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
Anthropic PBC Series G	1/27/2026	1,062,459

Astranis Space Technologies Corp Series E	2/10/2026	2,459,992

Cerebras Systems Inc Series H	1/30/2026	418,373

Databricks Inc Series L	12/18/2025	1,330,001

OpenAI Group Pbc Series A-2	9/30/2024	919,400

OpenAI Group Pbc Series A-3	8/4/2025	351,900

Space Exploration Technologies Corp	10/27/2021 - 12/12/2025	1,780,560

Space Exploration Technologies Corp Class C	7/14/2025 - 12/12/2025	944,532

Waymo LLC Series C2	10/18/2024	1,660,526

Zipline International Inc Series H	12/3/2025	2,605,035

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	3,350,021	1,185,117,480	1,185,775,952	639,821	2,450	-	2,693,999	2,693,461	0.0%
Fidelity Securities Lending Cash Central Fund	12,525,119	1,174,820,773	973,421,262	174,876	(2,419)	-	213,922,211	213,900,821	0.6%
Total	15,875,140	2,359,938,253	2,159,197,214	814,697	31	-	216,616,210

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.
Investment Valuation

The following is a summary of the inputs used, as of February 28, 2026, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Common Stocks
Communication Services	2,252,212,869	2,252,212,869	-	-
Consumer Discretionary	109,447,999	109,447,999	-	-
Industrials	13,919,072	7,358,814	-	6,560,258
Information Technology	303,766,227	303,766,227	-	-

Convertible Preferred Stocks
Consumer Discretionary	3,489,171	-	-	3,489,171
Industrials	2,604,838	-	-	2,604,838
Information Technology	9,389,441	-	-	9,389,441

Money Market Funds	216,616,210	216,616,210	-	-
Total Investments in Securities:	2,911,445,827	2,889,402,119	-	22,043,708
Communication Services Portfolio
Financial Statements
Statement of Assets and Liabilities
As of February 28, 2026
Assets
Investment in securities, at value (including securities loaned of $210,296,921) - See accompanying schedule:
Unaffiliated issuers (cost $1,777,206,538)	$2,694,829,617
Fidelity Central Funds (cost $216,616,210)	216,616,210

Total Investment in Securities (cost $1,993,822,748)		$2,911,445,827
Receivable for investments sold		117,967,361
Receivable for fund shares sold		1,744,162
Dividends receivable		142,089
Distributions receivable from Fidelity Central Funds		43,266
Prepaid expenses		1,084
Other receivables		78,957
Total assets		3,031,422,746
Liabilities
Payable for investments purchased	$88,378,591
Payable for fund shares redeemed	7,495,060
Accrued management fee	1,406,205
Distribution and service plan fees payable	45,207
Other payables and accrued expenses	58,286
Collateral on securities loaned	213,923,736
Total liabilities		311,307,085
Net Assets		$2,720,115,661
Net Assets consist of:
Paid in capital		$1,643,312,353
Total accumulated earnings (loss)		1,076,803,308
Net Assets		$2,720,115,661

Net Asset Value and Maximum Offering Price
Class A :
Net Asset Value and redemption price per share ($112,640,873 ÷ 821,902 shares)(a)		$137.05
Maximum offering price per share (100/94.25 of $137.05)		$145.41
Class M :
Net Asset Value and redemption price per share ($18,306,466 ÷ 135,319 shares)(a)		$135.28
Maximum offering price per share (100/96.50 of $135.28)		$140.19
Class C :
Net Asset Value and offering price per share ($16,694,413 ÷ 127,764 shares)(a)		$130.67
Communication Services :
Net Asset Value, offering price and redemption price per share ($2,270,284,171 ÷ 16,312,890 shares)		$139.17
Class I :
Net Asset Value, offering price and redemption price per share ($149,445,783 ÷ 1,077,061 shares)		$138.75
Class Z :
Net Asset Value, offering price and redemption price per share ($152,743,955 ÷ 1,089,705 shares)		$140.17
(a)Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
Statement of Operations
Year ended February 28, 2026
Investment Income
Dividends		$12,205,884
Income from Fidelity Central Funds (including $174,876 from security lending)		814,697
Security lending		6,543
Income before foreign taxes withheld		$13,027,124
Less foreign taxes withheld		(133,664)
Total income		12,893,460
Expenses
Management fee	$14,051,423
Distribution and service plan fees	459,105
Custodian fees and expenses	25,235
Independent trustees' fees and expenses	7,922
Registration fees	236,039
Audit fees	49,339
Legal	2,404
Interest	12,519
Miscellaneous	7,488
Total expenses		14,851,474
Net Investment income (loss)		(1,958,014)
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	355,634,599
Fidelity Central Funds	31
Foreign currency transactions	(333,846)
Total net realized gain (loss)		355,300,784
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	168,479,493
Assets and liabilities in foreign currencies	(601)
Total change in net unrealized appreciation (depreciation)		168,478,892
Net gain (loss)		523,779,676
Net increase (decrease) in net assets resulting from operations		$521,821,662
Statement of Changes in Net Assets

	Year ended February 28, 2026	Year ended February 28, 2025
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$(1,958,014)	$(874,606)
Net realized gain (loss)	355,300,784	81,339,466
Change in net unrealized appreciation (depreciation)	168,478,892	306,684,652
Net increase (decrease) in net assets resulting from operations	521,821,662	387,149,512
Distributions to shareholders	(171,618,917)	(80,336,696)

Share transactions - net increase (decrease)	482,103,833	64,749,249

Total increase (decrease) in net assets	832,306,578	371,562,065

Net Assets
Beginning of period	1,887,809,083	1,516,247,018
End of period	$2,720,115,661	$1,887,809,083

Financial Highlights
Fidelity Advisor® Communication Services Fund Class A

Years ended February 28,	2026	2025	2024 A	2023	2022
Selected Per-Share Data
Net asset value, beginning of period	$114.17	$94.42	$62.24	$78.37	$87.31
Income from Investment Operations
Net investment income (loss) B,C	(.46)	(.34)	(.40) D	(.48)	(.60)
Net realized and unrealized gain (loss)	32.50	25.16	32.58	(15.65)	(3.18)
Total from investment operations	32.04	24.82	32.18	(16.13)	(3.78)
Distributions from net realized gain	(9.16)	(5.07)	-	-	(5.16)
Total distributions	(9.16)	(5.07)	-	-	(5.16)
Net asset value, end of period	$137.05	$114.17	$94.42	$62.24	$78.37
Total Return E,F	28.72%	26.91%	51.70%	(20.58)%	(5.05)%
Ratios to Average Net Assets C,G,H
Expenses before reductions	.94%	.96%	1.05%	1.07%	1.03%
Expenses net of fee waivers, if any	.94%	.96%	1.04%	1.07%	1.03%
Expenses net of all reductions, if any	.94%	.96%	1.04%	1.07%	1.03%
Net investment income (loss)	(.36)%	(.33)%	(.51)% D	(.74)%	(.65)%
Supplemental Data
Net assets, end of period (000 omitted)	$112,641	$78,619	$56,157	$24,285	$33,679
Portfolio turnover rate I	147%	83%	45% J	45%	57%

AFor the year ended February 29.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DNet investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.05 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been (.57)%.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FTotal returns do not include the effect of the sales charges.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
JPortfolio turnover rate excludes securities received or delivered in-kind.
Fidelity Advisor® Communication Services Fund Class M

Years ended February 28,	2026	2025	2024 A	2023	2022
Selected Per-Share Data
Net asset value, beginning of period	$112.65	$93.45	$61.75	$77.94	$86.94
Income from Investment Operations
Net investment income (loss) B,C	(.77)	(.59)	(.59) D	(.63)	(.82)
Net realized and unrealized gain (loss)	32.10	24.86	32.29	(15.56)	(3.15)
Total from investment operations	31.33	24.27	31.70	(16.19)	(3.97)
Distributions from net realized gain	(8.70)	(5.07)	-	-	(5.03)
Total distributions	(8.70)	(5.07)	-	-	(5.03)
Net asset value, end of period	$135.28	$112.65	$93.45	$61.75	$77.94
Total Return E,F	28.39%	26.60%	51.34%	(20.77)%	(5.28)%
Ratios to Average Net Assets C,G,H
Expenses before reductions	1.19%	1.21%	1.30%	1.31%	1.27%
Expenses net of fee waivers, if any	1.19%	1.21%	1.29%	1.31%	1.27%
Expenses net of all reductions, if any	1.19%	1.21%	1.29%	1.31%	1.27%
Net investment income (loss)	(.61)%	(.58)%	(.76)% D	(.98)%	(.88)%
Supplemental Data
Net assets, end of period (000 omitted)	$18,306	$13,597	$9,725	$3,499	$5,817
Portfolio turnover rate I	147%	83%	45% J	45%	57%

AFor the year ended February 29.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DNet investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.05 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been (.82)%.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FTotal returns do not include the effect of the sales charges.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
JPortfolio turnover rate excludes securities received or delivered in-kind.
Fidelity Advisor® Communication Services Fund Class C

Years ended February 28,	2026	2025	2024 A	2023	2022
Selected Per-Share Data
Net asset value, beginning of period	$109.28	$91.23	$60.57	$76.81	$86.05
Income from Investment Operations
Net investment income (loss) B,C	(1.36)	(1.06)	(.93) D	(.90)	(1.27)
Net realized and unrealized gain (loss)	31.14	24.18	31.59	(15.34)	(3.07)
Total from investment operations	29.78	23.12	30.66	(16.24)	(4.34)
Distributions from net realized gain	(8.39)	(5.07)	-	-	(4.90)
Total distributions	(8.39)	(5.07)	-	-	(4.90)
Net asset value, end of period	$130.67	$109.28	$91.23	$60.57	$76.81
Total Return E,F	27.76%	25.97%	50.62%	(21.14)%	(5.76)%
Ratios to Average Net Assets C,G,H
Expenses before reductions	1.69%	1.71%	1.77%	1.78%	1.78%
Expenses net of fee waivers, if any	1.69%	1.71%	1.77%	1.78%	1.78%
Expenses net of all reductions, if any	1.69%	1.71%	1.77%	1.78%	1.78%
Net investment income (loss)	(1.11)%	(1.07)%	(1.24)% D	(1.45)%	(1.39)%
Supplemental Data
Net assets, end of period (000 omitted)	$16,694	$12,596	$13,074	$7,478	$8,938
Portfolio turnover rate I	147%	83%	45% J	45%	57%

AFor the year ended February 29.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DNet investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.05 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been (1.30)%.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FTotal returns do not include the effect of the contingent deferred sales charge.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
JPortfolio turnover rate excludes securities received or delivered in-kind.
Communication Services Portfolio

Years ended February 28,	2026	2025	2024 A	2023	2022
Selected Per-Share Data
Net asset value, beginning of period	$115.98	$95.69	$62.90	$78.98	$87.88
Income from Investment Operations
Net investment income (loss) B,C	(.09)	(.03)	(.18) D	(.30)	(.34)
Net realized and unrealized gain (loss)	32.96	25.54	32.97	(15.78)	(3.22)
Total from investment operations	32.87	25.51	32.79	(16.08)	(3.56)
Distributions from net realized gain	(9.68)	(5.22)	-	-	(5.34)
Total distributions	(9.68)	(5.22)	-	-	(5.34)
Net asset value, end of period	$139.17	$115.98	$95.69	$62.90	$78.98
Total Return E	29.10%	27.28%	52.13%	(20.36)%	(4.79)%
Ratios to Average Net Assets C,F,G
Expenses before reductions	.64%	.67%	.77%	.80%	.75%
Expenses net of fee waivers, if any	.64%	.67%	.76%	.79%	.74%
Expenses net of all reductions, if any	.64%	.67%	.76%	.79%	.74%
Net investment income (loss)	(.07)%	(.03)%	(.23)% D	(.47)%	(.36)%
Supplemental Data
Net assets, end of period (000 omitted)	$2,270,284	$1,599,903	$1,359,432	$710,710	$958,304
Portfolio turnover rate H	147%	83%	45% I	45%	57%

AFor the year ended February 29.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DNet investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.05 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been (.29)%.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
IPortfolio turnover rate excludes securities received or delivered in-kind.
Fidelity Advisor® Communication Services Fund Class I

Years ended February 28,	2026	2025	2024 A	2023	2022
Selected Per-Share Data
Net asset value, beginning of period	$115.89	$95.69	$62.89	$78.93	$87.86
Income from Investment Operations
Net investment income (loss) B,C	(.15)	(.08)	(.17) D	(.28)	(.34)
Net realized and unrealized gain (loss)	32.85	25.53	32.97	(15.76)	(3.22)
Total from investment operations	32.70	25.45	32.80	(16.04)	(3.56)
Distributions from net realized gain	(9.84)	(5.25)	-	-	(5.37)
Total distributions	(9.84)	(5.25)	-	-	(5.37)
Net asset value, end of period	$138.75	$115.89	$95.69	$62.89	$78.93
Total Return E	29.04%	27.22%	52.15%	(20.32)%	(4.79)%
Ratios to Average Net Assets C,F,G
Expenses before reductions	.69%	.71%	.76%	.76%	.75%
Expenses net of fee waivers, if any	.69%	.71%	.75%	.75%	.75%
Expenses net of all reductions, if any	.69%	.71%	.75%	.75%	.75%
Net investment income (loss)	(.11)%	(.07)%	(.22)% D	(.43)%	(.37)%
Supplemental Data
Net assets, end of period (000 omitted)	$149,446	$75,661	$43,534	$11,961	$32,089
Portfolio turnover rate H	147%	83%	45% I	45%	57%

AFor the year ended February 29.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DNet investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.05 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been (.28)%.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
IPortfolio turnover rate excludes securities received or delivered in-kind.
Fidelity Advisor® Communication Services Fund Class Z

Years ended February 28,	2026	2025	2024 A	2023	2022
Selected Per-Share Data
Net asset value, beginning of period	$116.62	$96.26	$63.18	$79.20	$88.04
Income from Investment Operations
Net investment income (loss) B,C	.01	.06	(.07) D	(.19)	(.22)
Net realized and unrealized gain (loss)	33.24	25.72	33.15	(15.83)	(3.23)
Total from investment operations	33.25	25.78	33.08	(16.02)	(3.45)
Distributions from net investment income	-	- E	-	-	-
Distributions from net realized gain	(9.70)	(5.42)	-	-	(5.39)
Total distributions	(9.70)	(5.42)	-	-	(5.39)
Net asset value, end of period	$140.17	$116.62	$96.26	$63.18	$79.20
Total Return F	29.19%	27.41%	52.36%	(20.23)%	(4.65)%
Ratios to Average Net Assets C,G,H
Expenses before reductions	.57%	.58%	.62%	.62%	.62%
Expenses net of fee waivers, if any	.57%	.58%	.61%	.62%	.61%
Expenses net of all reductions, if any	.57%	.58%	.61%	.62%	.61%
Net investment income (loss)	.01%	.05%	(.08)% D	(.29)%	(.23)%
Supplemental Data
Net assets, end of period (000 omitted)	$152,744	$107,432	$34,325	$3,314	$6,477
Portfolio turnover rate I	147%	83%	45% J	45%	57%

AFor the year ended February 29.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DNet investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.05 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been (.14)%.
EAmount represents less than $.005 per share.
FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
JPortfolio turnover rate excludes securities received or delivered in-kind.
Construction and Housing Portfolio
Schedule of Investments February 28, 2026
Showing Percentage of Net Assets
Common Stocks - 100.0%
	Shares	Value ($)
UNITED STATES - 100.0%
Consumer Discretionary - 43.5%
Household Durables - 11.2%
Blu Homes Inc (a)(c)(d)	11,990,913	3,717
Cavco Industries Inc (a)	12,730	7,348,520
DR Horton Inc	35,436	5,683,580
KB Home	64,240	4,084,379
Lennar Corp Class A	15,120	1,729,123
Meritage Homes Corp	91,600	6,908,472
PulteGroup Inc	136,645	18,747,695
Somnigroup International Inc	155,910	13,955,504
Toll Brothers Inc	85,380	13,425,151
TopBuild Corp (a)	24,670	11,059,561
Whirlpool Corp (b)	19,270	1,318,646
		84,264,348
Specialty Retail - 32.3%
Bob's Discount Furniture Inc	49,300	1,047,132
Floor & Decor Holdings Inc Class A (a)	187,000	12,919,830
Home Depot Inc/The	313,430	119,329,070
Lowe's Cos Inc	375,115	99,244,176
RH (a)	17,849	2,957,758
Wayfair Inc Class A (a)	900	68,696
Williams-Sonoma Inc	30,500	6,272,325
		241,838,987
TOTAL CONSUMER DISCRETIONARY		326,103,335
Industrials - 36.4%
Building Products - 21.5%
AAON Inc (b)	36,870	3,731,244
American Woodmark Corp (a)	35,230	1,765,023
Armstrong World Industries Inc	48,250	8,371,375
Builders FirstSource Inc (a)	111,915	11,671,615
Carlisle Cos Inc	33,020	13,035,305
Carrier Global Corp	161,550	10,403,820
Johnson Controls International plc	340,151	49,083,790
Modine Manufacturing Co (a)	24,400	5,544,900
Simpson Manufacturing Co Inc (b)	63,590	12,309,116
Trane Technologies PLC	95,170	43,998,995
Trex Co Inc (a)	30,200	1,250,884
		161,166,067
Construction & Engineering - 14.7%
AECOM	74,870	7,335,763
Cardinal Infrastructure Group Inc Class A	21,800	702,396
Comfort Systems USA Inc	18,815	26,893,597
EMCOR Group Inc	22,310	16,166,272
Fluor Corp (a)	38,300	2,003,473
Granite Construction Inc	46,870	6,302,140
IES Holdings Inc (a)	9,600	4,755,360
Quanta Services Inc	66,779	37,601,919
WillScot Holdings Corp	372,800	8,056,208
		109,817,128
Trading Companies & Distributors - 0.2%
Herc Holdings Inc	14,000	1,957,060
TOTAL INDUSTRIALS		272,940,255
Materials - 11.5%
Chemicals - 0.3%
Sherwin-Williams Co/The	6,970	2,527,252
Construction Materials - 11.2%
CRH PLC	278,850	33,456,423
Eagle Materials Inc (b)	33,220	7,434,636
James Hardie Industries PLC depository receipt (a)	294,612	7,174,587
Martin Marietta Materials Inc	46,830	31,683,773
Vulcan Materials Co	12,586	3,901,660
		83,651,079
TOTAL MATERIALS		86,178,331
Real Estate - 8.6%
Real Estate Management & Development - 0.4%
Compass Inc Class A (a)	316,280	3,083,729
Residential REITs - 8.2%
Camden Property Trust	113,300	12,274,922
Elme Communities	282,500	607,375
Equity Residential	55,870	3,531,543
Essex Property Trust Inc	35,510	9,058,956
Invitation Homes Inc	710,080	18,703,507
Sun Communities Inc	124,380	16,972,895
		61,149,198
TOTAL REAL ESTATE		64,232,927
TOTAL UNITED STATES		749,454,848
TOTAL COMMON STOCKS (Cost $359,678,920)		749,454,848

Money Market Funds - 1.6%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (e)	3.70	3,333,460	3,334,127
Fidelity Securities Lending Cash Central Fund (e)(f)	3.69	8,812,649	8,813,530
TOTAL MONEY MARKET FUNDS (Cost $12,147,657)			12,147,657

TOTAL INVESTMENT IN SECURITIES - 101.6% (Cost $371,826,577)	761,602,505
NET OTHER ASSETS (LIABILITIES) - (1.6)%	(12,122,670)
NET ASSETS - 100.0%	749,479,835

Legend

(a)	Non-income producing.
(b)	Security or a portion of the security is on loan at period end.
(c)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $3,717 or 0.0% of net assets.

(d)	Level 3 security.
(e)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(f)	Investment made with cash collateral received from securities on loan.
Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
Blu Homes Inc	5/21/2020	20,739

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	4,715,820	141,554,044	142,936,007	139,217	270	-	3,334,127	3,333,460	0.0%
Fidelity Securities Lending Cash Central Fund	1,886,925	160,210,394	153,282,973	17,663	(816)	-	8,813,530	8,812,649	0.0%
Total	6,602,745	301,764,438	296,218,980	156,880	(546)	-	12,147,657

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.
Investment Valuation

The following is a summary of the inputs used, as of February 28, 2026, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Common Stocks
Consumer Discretionary	326,103,335	326,099,618	-	3,717
Industrials	272,940,255	272,940,255	-	-
Materials	86,178,331	86,178,331	-	-
Real Estate	64,232,927	64,232,927	-	-

Money Market Funds	12,147,657	12,147,657	-	-
Total Investments in Securities:	761,602,505	761,598,788	-	3,717
Construction and Housing Portfolio
Financial Statements
Statement of Assets and Liabilities
As of February 28, 2026
Assets
Investment in securities, at value (including securities loaned of $8,697,364) - See accompanying schedule:
Unaffiliated issuers (cost $359,678,920)	$749,454,848
Fidelity Central Funds (cost $12,147,657)	12,147,657

Total Investment in Securities (cost $371,826,577)		$761,602,505
Receivable for investments sold		3,386,493
Receivable for fund shares sold		429,185
Dividends receivable		63,904
Distributions receivable from Fidelity Central Funds		20,489
Prepaid expenses		400
Other receivables		2,972
Total assets		765,505,948
Liabilities
Payable for investments purchased	$3,797,322
Payable for fund shares redeemed	2,965,132
Accrued management fee	414,831
Other payables and accrued expenses	34,482
Collateral on securities loaned	8,814,346
Total liabilities		16,026,113
Net Assets		$749,479,835
Net Assets consist of:
Paid in capital		$337,750,269
Total accumulated earnings (loss)		411,729,566
Net Assets		$749,479,835
Net Asset Value, offering price and redemption price per share ($749,479,835 ÷ 5,546,237 shares)		$135.13
Statement of Operations
Year ended February 28, 2026
Investment Income
Dividends		$11,363,773
Income from Fidelity Central Funds (including $17,663 from security lending)		156,880
Security lending		3,727
Total income		11,524,380
Expenses
Management fee	$4,863,603
Custodian fees and expenses	11,526
Independent trustees' fees and expenses	2,885
Registration fees	36,101
Audit fees	40,677
Legal	630
Miscellaneous	2,682
Total expenses		4,958,104
Net Investment income (loss)		6,566,276
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	37,796,453
Fidelity Central Funds	(546)
Foreign currency transactions	2,693
Total net realized gain (loss)		37,798,600
Change in net unrealized appreciation (depreciation) on investment securities		72,351,131
Net gain (loss)		110,149,731
Net increase (decrease) in net assets resulting from operations		$116,716,007
Statement of Changes in Net Assets

	Year ended February 28, 2026	Year ended February 28, 2025
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$6,566,276	$6,014,380
Net realized gain (loss)	37,798,600	27,811,202
Change in net unrealized appreciation (depreciation)	72,351,131	9,548,092
Net increase (decrease) in net assets resulting from operations	116,716,007	43,373,674
Distributions to shareholders	(22,280,896)	(33,106,764)

Share transactions
Proceeds from sales of shares	102,300,184	307,829,049
Reinvestment of distributions	20,243,682	30,199,728
Cost of shares redeemed	(249,635,629)	(308,590,138)

Net increase (decrease) in net assets resulting from share transactions	(127,091,763)	29,438,639
Total increase (decrease) in net assets	(32,656,652)	39,705,549

Net Assets
Beginning of period	782,136,487	742,430,938
End of period	$749,479,835	$782,136,487

Other Information
Shares
Sold	818,142	2,494,027
Issued in reinvestment of distributions	170,842	252,978
Redeemed	(2,046,110)	(2,555,819)
Net increase (decrease)	(1,057,126)	191,186

Financial Highlights
Construction and Housing Portfolio

Years ended February 28,	2026	2025	2024 A	2023	2022
Selected Per-Share Data
Net asset value, beginning of period	$118.45	$115.78	$88.48	$89.80	$77.53
Income from Investment Operations
Net investment income (loss) B,C	1.10	.89	.90	.76	.57
Net realized and unrealized gain (loss)	19.47	6.60	27.28	(1.42)	17.59
Total from investment operations	20.57	7.49	28.18	(.66)	18.16
Distributions from net investment income	(1.18)	(.85)	(.88)	(.66)	(.53)
Distributions from net realized gain	(2.71)	(3.97)	-	-	(5.36)
Total distributions	(3.89)	(4.82)	(.88)	(.66)	(5.89)
Net asset value, end of period	$135.13	$118.45	$115.78	$88.48	$89.80
Total Return D	17.84%	6.47%	31.93%	(.70)%	22.95%
Ratios to Average Net Assets C,E,F
Expenses before reductions	.68%	.69%	.77%	.77%	.75%
Expenses net of fee waivers, if any	.68%	.69%	.76%	.76%	.75%
Expenses net of all reductions, if any	.68%	.69%	.76%	.76%	.75%
Net investment income (loss)	.90%	.73%	.93%	.90%	.60%
Supplemental Data
Net assets, end of period (000 omitted)	$749,480	$782,136	$742,431	$498,697	$713,338
Portfolio turnover rate G	16%	36%	27%	20%	70%

AFor the year ended February 29.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
GAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Consumer Discretionary Portfolio
Schedule of Investments February 28, 2026
Showing Percentage of Net Assets
Common Stocks - 99.8%
	Shares	Value ($)
BRAZIL - 0.9%
Consumer Discretionary - 0.9%
Broadline Retail - 0.9%
MercadoLibre Inc (a)	4,685	8,234,262
CANADA - 2.0%
Consumer Discretionary - 2.0%
Hotels, Restaurants & Leisure - 0.9%
Restaurant Brands International Inc	127,875	9,174,039
Specialty Retail - 1.1%
Aritzia Inc Subordinate Voting Shares (a)	118,500	10,492,599
TOTAL CANADA		19,666,638
FRANCE - 0.2%
Consumer Discretionary - 0.2%
Textiles, Apparel & Luxury Goods - 0.2%
LVMH Moet Hennessy Louis Vuitton SE	3,470	2,217,402
SWITZERLAND - 0.2%
Consumer Discretionary - 0.2%
Textiles, Apparel & Luxury Goods - 0.2%
On Holding AG Class A (a)	47,177	2,192,787
UNITED STATES - 96.5%
Consumer Discretionary - 94.2%
Automobile Components - 2.0%
Aptiv PLC (a)	127,010	9,340,315
Dauch Corporation (a)	672,850	4,440,810
LCI Industries (b)	42,648	5,680,714
		19,461,839
Automobiles - 17.1%
General Motors Co	205,930	16,208,750
Tesla Inc (a)	367,421	147,890,627
		164,099,377
Broadline Retail - 25.2%
Amazon.com Inc (a)	1,103,699	231,776,790
Etsy Inc (a)	84,370	4,630,226
Ollie's Bargain Outlet Holdings Inc (a)	43,155	4,621,901
		241,028,917
Hotels, Restaurants & Leisure - 15.9%
Aramark	103,433	4,328,671
Booking Holdings Inc	3,587	15,206,548
Carnival Corp	319,720	10,087,166
Chipotle Mexican Grill Inc (a)	255,000	9,491,100
Churchill Downs Inc	74,256	6,826,354
Domino's Pizza Inc	38,028	15,306,650
Flutter Entertainment PLC (a)	20,960	2,224,694
Hilton Worldwide Holdings Inc	85,956	26,799,362
Marriott International Inc/MD Class A1	21,238	7,257,662
McDonald's Corp	94,226	32,136,720
Red Rock Resorts Inc Class A	82,580	5,000,219
Royal Caribbean Cruises Ltd	18,980	5,902,021
Starbucks Corp	62,820	6,157,616
Wyndham Hotels & Resorts Inc	69,280	5,667,104
		152,391,887
Household Durables - 5.9%
Cavco Industries Inc (a)	12,280	7,088,753
Meritage Homes Corp	63,600	4,796,711
PulteGroup Inc	93,340	12,806,248
Somnigroup International Inc	256,292	22,940,697
TopBuild Corp (a)	19,595	8,784,439
		56,416,848
Specialty Retail - 23.6%
Academy Sports & Outdoors Inc (b)	227,980	13,708,437
Bob's Discount Furniture Inc	63,100	1,340,244
Dick's Sporting Goods Inc	87,646	17,847,355
Floor & Decor Holdings Inc Class A (a)	205,605	14,205,249
Gap Inc/The	142,900	4,006,916
Group 1 Automotive Inc	15,580	5,075,029
Home Depot Inc/The	113,794	43,323,653
Lithia Motors Inc Class A	27,080	7,571,026
Lowe's Cos Inc	160,003	42,331,994
O'Reilly Automotive Inc (a)	24,815	2,329,632
RH (a)(b)	26,800	4,441,028
Ross Stores Inc	99,370	20,434,447
Sally Beauty Holdings Inc (a)(b)	254,439	4,088,835
TJX Cos Inc/The	193,346	31,256,314
Ulta Beauty Inc (a)	1,870	1,280,557
Wayfair Inc Class A (a)	45,516	3,474,236
Williams-Sonoma Inc	48,290	9,930,839
		226,645,791
Textiles, Apparel & Luxury Goods - 4.5%
Capri Holdings Ltd (a)	138,060	2,831,611
Deckers Outdoor Corp (a)	68,504	8,033,464
NIKE Inc Class B	230,404	14,326,521
PVH Corp	73,617	5,050,126
Tapestry Inc	85,432	13,282,113
		43,523,835
TOTAL CONSUMER DISCRETIONARY		903,568,494
Consumer Staples - 1.5%
Consumer Staples Distribution & Retail - 1.5%
Dollar Tree Inc (a)	98,904	12,509,378
Performance Food Group Co (a)	18,770	1,821,816
TOTAL CONSUMER STAPLES		14,331,194
Materials - 0.8%
Construction Materials - 0.8%
James Hardie Industries PLC depository receipt (a)	312,343	7,606,384
TOTAL UNITED STATES		925,506,072
TOTAL COMMON STOCKS (Cost $430,869,444)		957,817,161

Money Market Funds - 1.5%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (c)	3.70	2,956,659	2,957,250
Fidelity Securities Lending Cash Central Fund (c)(d)	3.69	12,070,578	12,071,785
TOTAL MONEY MARKET FUNDS (Cost $15,029,035)			15,029,035

TOTAL INVESTMENT IN SECURITIES - 101.3% (Cost $445,898,479)	972,846,196
NET OTHER ASSETS (LIABILITIES) - (1.3)%	(12,679,484)
NET ASSETS - 100.0%	960,166,712

Legend

(a)	Non-income producing.
(b)	Security or a portion of the security is on loan at period end.
(c)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(d)	Investment made with cash collateral received from securities on loan.
Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	1,600,227	96,778,904	95,422,202	59,499	321	-	2,957,250	2,956,659	0.0%
Fidelity Securities Lending Cash Central Fund	9,042,500	271,425,817	268,395,667	11,803	(865)	-	12,071,785	12,070,578	0.0%
Total	10,642,727	368,204,721	363,817,869	71,302	(544)	-	15,029,035

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.
Investment Valuation

The following is a summary of the inputs used, as of February 28, 2026, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Common Stocks
Consumer Discretionary	935,879,583	933,662,181	2,217,402	-
Consumer Staples	14,331,194	14,331,194	-	-
Materials	7,606,384	7,606,384	-	-

Money Market Funds	15,029,035	15,029,035	-	-
Total Investments in Securities:	972,846,196	970,628,794	2,217,402	-
Consumer Discretionary Portfolio
Financial Statements
Statement of Assets and Liabilities
As of February 28, 2026
Assets
Investment in securities, at value (including securities loaned of $13,590,394) - See accompanying schedule:
Unaffiliated issuers (cost $430,869,444)	$957,817,161
Fidelity Central Funds (cost $15,029,035)	15,029,035

Total Investment in Securities (cost $445,898,479)		$972,846,196
Receivable for investments sold		23,613,309
Receivable for fund shares sold		579,544
Dividends receivable		139,180
Distributions receivable from Fidelity Central Funds		7,923
Prepaid expenses		269
Other receivables		44,638
Total assets		997,231,059
Liabilities
Payable for investments purchased	$23,619,275
Payable for fund shares redeemed	706,310
Accrued management fee	545,709
Distribution and service plan fees payable	82,117
Other payables and accrued expenses	38,286
Collateral on securities loaned	12,072,650
Total liabilities		37,064,347
Net Assets		$960,166,712
Net Assets consist of:
Paid in capital		$392,401,805
Total accumulated earnings (loss)		567,764,907
Net Assets		$960,166,712

Net Asset Value and Maximum Offering Price
Class A :
Net Asset Value and redemption price per share ($213,529,254 ÷ 3,137,276 shares)(a)		$68.06
Maximum offering price per share (100/94.25 of $68.06)		$72.21
Class M :
Net Asset Value and redemption price per share ($34,995,913 ÷ 514,521 shares)(a)		$68.02
Maximum offering price per share (100/96.50 of $68.02)		$70.49
Class C :
Net Asset Value and offering price per share ($25,437,909 ÷ 374,595 shares)(a)		$67.91
Consumer Discretionary Portfolio :
Net Asset Value, offering price and redemption price per share ($481,012,476 ÷ 7,062,387 shares)		$68.11
Class I :
Net Asset Value, offering price and redemption price per share ($144,832,442 ÷ 2,126,697 shares)		$68.10
Class Z :
Net Asset Value, offering price and redemption price per share ($60,358,718 ÷ 886,116 shares)		$68.12
(a)Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
Statement of Operations
Year ended February 28, 2026
Investment Income
Dividends		$4,524,394
Income from Fidelity Central Funds (including $11,803 from security lending)		71,302
Security lending		3,829
Total income		4,599,525
Expenses
Management fee	$4,261,901
Distribution and service plan fees	292,711
Custodian fees and expenses	16,478
Independent trustees' fees and expenses	2,405
Registration fees	127,992
Audit fees	50,695
Legal	9,189
Interest	2,784
Miscellaneous	2,204
Total expenses before reductions	4,766,359
Expense reductions	(85,275)
Total expenses after reductions		4,681,084
Net Investment income (loss)		(81,559)
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	66,363,099
Fidelity Central Funds	(544)
Foreign currency transactions	5,818
Total net realized gain (loss)		66,368,373
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	(7,212,021)
Assets and liabilities in foreign currencies	488
Total change in net unrealized appreciation (depreciation)		(7,211,533)
Net gain (loss)		59,156,840
Net increase (decrease) in net assets resulting from operations		$59,075,281
Statement of Changes in Net Assets

	Year ended February 28, 2026	Year ended February 28, 2025
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$(81,559)	$52,112
Net realized gain (loss)	66,368,373	42,047,658
Change in net unrealized appreciation (depreciation)	(7,211,533)	11,681,271
Net increase (decrease) in net assets resulting from operations	59,075,281	53,781,041
Distributions to shareholders	(24,752,290)	(40,140,114)

Share transactions - net increase (decrease)	376,379,279	(19,499,389)

Total increase (decrease) in net assets	410,702,270	(5,858,462)

Net Assets
Beginning of period	549,464,442	555,322,904
End of period	$960,166,712	$549,464,442

Financial Highlights
Fidelity Advisor® Consumer Discretionary Fund Class A

Years ended February 28,	2026 A
Selected Per-Share Data
Net asset value, beginning of period	$70.59
Income from Investment Operations
Net investment income (loss) B,C	(.07)
Net realized and unrealized gain (loss)	.35
Total from investment operations	.28
Distributions from net investment income	(.01)
Distributions from net realized gain	(2.80)
Total distributions	(2.81)
Net asset value, end of period	$68.06
Total Return D,E,F	.34%
Ratios to Average Net Assets C,G,H
Expenses before reductions	.99% I
Expenses net of fee waivers, if any	.96 % I
Expenses net of all reductions, if any	.96% I
Net investment income (loss)	(.31)% I
Supplemental Data
Net assets, end of period (000 omitted)	$213,529
Portfolio turnover rate J	21 % K

AFor the period November 6, 2025 (commencement of sale of shares) through February 28, 2026.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DTotal returns for periods of less than one year are not annualized.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FTotal returns do not include the effect of the sales charges.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAnnualized.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
KThe portfolio turnover rate does not include the assets acquired in the reorganization.
Fidelity Advisor® Consumer Discretionary Fund Class M

Years ended February 28,	2026 A
Selected Per-Share Data
Net asset value, beginning of period	$70.59
Income from Investment Operations
Net investment income (loss) B,C	(.12)
Net realized and unrealized gain (loss)	.35
Total from investment operations	.23
Distributions from net realized gain	(2.80)
Total distributions	(2.80)
Net asset value, end of period	$68.02
Total Return D,E,F	.27%
Ratios to Average Net Assets C,G,H
Expenses before reductions	1.25% I
Expenses net of fee waivers, if any	1.22 % I
Expenses net of all reductions, if any	1.22% I
Net investment income (loss)	(.57)% I
Supplemental Data
Net assets, end of period (000 omitted)	$34,996
Portfolio turnover rate J	21 % K

AFor the period November 6, 2025 (commencement of sale of shares) through February 28, 2026.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DTotal returns for periods of less than one year are not annualized.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FTotal returns do not include the effect of the sales charges.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAnnualized.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
KThe portfolio turnover rate does not include the assets acquired in the reorganization.
Fidelity Advisor® Consumer Discretionary Fund Class C

Years ended February 28,	2026 A
Selected Per-Share Data
Net asset value, beginning of period	$70.59
Income from Investment Operations
Net investment income (loss) B,C	(.23)
Net realized and unrealized gain (loss)	.35
Total from investment operations	.12
Distributions from net realized gain	(2.80)
Total distributions	(2.80)
Net asset value, end of period	$67.91
Total Return D,E,F	.11%
Ratios to Average Net Assets C,G,H
Expenses before reductions	1.74% I
Expenses net of fee waivers, if any	1.71 % I
Expenses net of all reductions, if any	1.71% I
Net investment income (loss)	(1.05)% I
Supplemental Data
Net assets, end of period (000 omitted)	$25,438
Portfolio turnover rate J	21 % K

AFor the period November 6, 2025 (commencement of sale of shares) through February 28, 2026.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DTotal returns for periods of less than one year are not annualized.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FTotal returns do not include the effect of the contingent deferred sales charge.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAnnualized.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
KThe portfolio turnover rate does not include the assets acquired in the reorganization.
Consumer Discretionary Portfolio

Years ended February 28,	2026	2025	2024 A	2023	2022
Selected Per-Share Data
Net asset value, beginning of period	$64.85	$62.00	$47.54	$63.23	$68.01
Income from Investment Operations
Net investment income (loss) B,C	.04	.01	.03	.01	(.16)
Net realized and unrealized gain (loss)	6.63	7.89	15.70	(9.85)	1.92
Total from investment operations	6.67	7.90	15.73	(9.84)	1.76
Distributions from net investment income	(.03)	(.05)	(.02)	(.02)	-
Distributions from net realized gain	(3.38)	(5.01)	(1.25)	(5.83)	(6.54)
Total distributions	(3.41)	(5.05) D	(1.27)	(5.85)	(6.54)
Net asset value, end of period	$68.11	$64.85	$62.00	$47.54	$63.23
Total Return E	10.48%	12.37%	33.59%	(16.87)%	1.88%
Ratios to Average Net Assets C,F,G
Expenses before reductions	.69%	.70%	.75%	.76%	.73%
Expenses net of fee waivers, if any	.68%	.69%	.74%	.76%	.73%
Expenses net of all reductions, if any	.68%	.69%	.74%	.76%	.73%
Net investment income (loss)	.05%	.01%	.05%	.02%	(.22)%
Supplemental Data
Net assets, end of period (000 omitted)	$481,012	$549,464	$555,323	$424,791	$418,675
Portfolio turnover rate H	21 % I	30%	33%	46%	38%

AFor the year ended February 29.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DTotal distributions per share do not sum due to rounding.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
IThe portfolio turnover rate does not include the assets acquired in the reorganization.
Fidelity Advisor® Consumer Discretionary Fund Class I

Years ended February 28,	2026 A
Selected Per-Share Data
Net asset value, beginning of period	$70.59
Income from Investment Operations
Net investment income (loss) B,C	(.01)
Net realized and unrealized gain (loss)	.35
Total from investment operations	.34
Distributions from net investment income	(.03)
Distributions from net realized gain	(2.80)
Total distributions	(2.83)
Net asset value, end of period	$68.10
Total Return D,E	.43%
Ratios to Average Net Assets C,F,G
Expenses before reductions	.73% H
Expenses net of fee waivers, if any	.70 % H
Expenses net of all reductions, if any	.70% H
Net investment income (loss)	(.03)% H
Supplemental Data
Net assets, end of period (000 omitted)	$144,832
Portfolio turnover rate I	21 % J

AFor the period November 6, 2025 (commencement of sale of shares) through February 28, 2026.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DTotal returns for periods of less than one year are not annualized.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAnnualized.
IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
JThe portfolio turnover rate does not include the assets acquired in the reorganization.
Fidelity Advisor® Consumer Discretionary Fund Class Z

Years ended February 28,	2026 A
Selected Per-Share Data
Net asset value, beginning of period	$70.59
Income from Investment Operations
Net investment income (loss) B,C	.02
Net realized and unrealized gain (loss)	.35
Total from investment operations	.37
Distributions from net investment income	(.04)
Distributions from net realized gain	(2.80)
Total distributions	(2.84)
Net asset value, end of period	$68.12
Total Return D,E	.47%
Ratios to Average Net Assets C,F,G
Expenses before reductions	.60% H
Expenses net of fee waivers, if any	.58 % H
Expenses net of all reductions, if any	.58% H
Net investment income (loss)	.08% H
Supplemental Data
Net assets, end of period (000 omitted)	$60,359
Portfolio turnover rate I	21 % J

AFor the period November 6, 2025 (commencement of sale of shares) through February 28, 2026.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DTotal returns for periods of less than one year are not annualized.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAnnualized.
IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
JThe portfolio turnover rate does not include the assets acquired in the reorganization.
Leisure Portfolio
Schedule of Investments February 28, 2026
Showing Percentage of Net Assets
Common Stocks - 98.2%
	Shares	Value ($)
CANADA - 0.9%
Consumer Discretionary - 0.3%
Broadline Retail - 0.0%
Dollarama Inc	2,400	353,336
Hotels, Restaurants & Leisure - 0.3%
Restaurant Brands International Inc (United States)	20,300	1,455,713
TOTAL CONSUMER DISCRETIONARY		1,809,049
Information Technology - 0.6%
IT Services - 0.6%
Shopify Inc Class A (United States) (a)	22,900	2,764,717
TOTAL CANADA		4,573,766
UNITED STATES - 97.3%
Consumer Discretionary - 95.3%
Broadline Retail - 0.4%
Amazon.com Inc (a)	9,800	2,058,000
Diversified Consumer Services - 3.3%
Bright Horizons Family Solutions Inc (a)	30,500	2,272,860
Covista Inc (a)	33,299	3,263,302
Grand Canyon Education Inc (a)	6,300	1,002,141
Service Corp International/US	132,200	11,128,596
		17,666,899
Hotels, Restaurants & Leisure - 91.6%
Airbnb Inc Class A (a)	194,900	26,332,939
Booking Holdings Inc	11,703	49,613,113
Carnival Corp	993,400	31,341,770
Chipotle Mexican Grill Inc (a)	669,750	24,928,095
Domino's Pizza Inc	33,142	13,339,986
DoorDash Inc Class A (a)	137,200	24,211,684
DraftKings Inc Class A (a)	414,800	9,888,832
Dutch Bros Inc Class A (a)(b)	113,986	6,110,789
Expedia Group Inc Class A	129,500	27,931,855
Flutter Entertainment PLC (a)	50,500	5,360,070
Hilton Worldwide Holdings Inc	168,332	52,482,552
Las Vegas Sands Corp	94,500	5,360,040
Lindblad Expeditions Holdings Inc (a)	76,580	1,509,392
Marriott International Inc/MD Class A1	23,225	7,936,679
McDonald's Corp	142,456	48,586,043
Norwegian Cruise Line Holdings Ltd (a)	228,300	5,659,557
Planet Fitness Inc Class A (a)	101,000	8,297,150
Royal Caribbean Cruises Ltd	18,400	5,721,664
Shake Shack Inc Class A (a)	20,900	2,006,609
Sportradar Holding AG Class A (a)(b)	71,300	1,301,938
Starbucks Corp	498,656	48,878,261
Texas Roadhouse Inc	60,900	11,136,783
Viking Holdings Ltd (a)(b)	178,000	13,887,560
Wingstop Inc	29,400	7,629,594
Wynn Resorts Ltd	208,400	22,546,796
Yum! Brands Inc	155,600	26,165,696
		488,165,447
TOTAL CONSUMER DISCRETIONARY		507,890,346
Consumer Staples - 2.0%
Consumer Staples Distribution & Retail - 1.3%
US Foods Holding Corp (a)	70,200	6,782,022
Food Products - 0.7%
Hershey Co/The	16,900	3,993,132
TOTAL CONSUMER STAPLES		10,775,154
TOTAL UNITED STATES		518,665,500
TOTAL COMMON STOCKS (Cost $351,616,340)		523,239,266

Money Market Funds - 1.9%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (c)	3.70	3,696,654	3,697,394
Fidelity Securities Lending Cash Central Fund (c)(d)	3.69	6,615,338	6,616,000
TOTAL MONEY MARKET FUNDS (Cost $10,313,394)			10,313,394

TOTAL INVESTMENT IN SECURITIES - 100.1% (Cost $361,929,734)	533,552,660
NET OTHER ASSETS (LIABILITIES) - (0.1)%	(345,663)
NET ASSETS - 100.0%	533,206,997

Legend

(a)	Non-income producing.
(b)	Security or a portion of the security is on loan at period end.
(c)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(d)	Investment made with cash collateral received from securities on loan.
Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	3,962,247	136,977,650	137,241,881	148,238	(622)	-	3,697,394	3,696,654	0.0%
Fidelity Securities Lending Cash Central Fund	22,885,694	376,356,229	392,625,208	14,859	(715)	-	6,616,000	6,615,338	0.0%
Total	26,847,941	513,333,879	529,867,089	163,097	(1,337)	-	10,313,394

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.
Investment Valuation

The following is a summary of the inputs used, as of February 28, 2026, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Common Stocks
Consumer Discretionary	509,699,395	509,699,395	-	-
Consumer Staples	10,775,154	10,775,154	-	-
Information Technology	2,764,717	2,764,717	-	-

Money Market Funds	10,313,394	10,313,394	-	-
Total Investments in Securities:	533,552,660	533,552,660	-	-
Leisure Portfolio
Financial Statements
Statement of Assets and Liabilities
As of February 28, 2026
Assets
Investment in securities, at value (including securities loaned of $15,657,653) - See accompanying schedule:
Unaffiliated issuers (cost $351,616,340)	$523,239,266
Fidelity Central Funds (cost $10,313,394)	10,313,394

Total Investment in Securities (cost $361,929,734)		$533,552,660
Cash		12,424
Foreign currency held at value (cost $541)		554
Receivable for investments sold		7,197,745
Receivable for fund shares sold		175,466
Dividends receivable		238,486
Distributions receivable from Fidelity Central Funds		11,344
Prepaid expenses		379
Other receivables		8,344
Total assets		541,197,402
Liabilities
Payable for investments purchased	$50,227
Payable for fund shares redeemed	993,592
Accrued management fee	295,151
Other payables and accrued expenses	35,435
Collateral on securities loaned	6,616,000
Total liabilities		7,990,405
Net Assets		$533,206,997
Net Assets consist of:
Paid in capital		$340,169,561
Total accumulated earnings (loss)		193,037,436
Net Assets		$533,206,997
Net Asset Value, offering price and redemption price per share ($533,206,997 ÷ 31,290,756 shares)		$17.04
Statement of Operations
Year ended February 28, 2026
Investment Income
Dividends		$7,177,967
Income from Fidelity Central Funds (including $14,859 from security lending)		163,097
Security lending		1,354
Total income		7,342,418
Expenses
Management fee	$4,191,743
Custodian fees and expenses	13,450
Independent trustees' fees and expenses	2,518
Registration fees	31,526
Audit fees	42,464
Legal	3,820
Interest	734
Miscellaneous	2,448
Total expenses		4,288,703
Net Investment income (loss)		3,053,715
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	92,431,330
Fidelity Central Funds	(1,337)
Foreign currency transactions	(104)
Total net realized gain (loss)		92,429,889
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	(156,902,396)
Assets and liabilities in foreign currencies	100
Total change in net unrealized appreciation (depreciation)		(156,902,296)
Net gain (loss)		(64,472,407)
Net increase (decrease) in net assets resulting from operations		$(61,418,692)
Statement of Changes in Net Assets

	Year ended February 28, 2026	Year ended February 28, 2025
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$3,053,715	$2,572,851
Net realized gain (loss)	92,429,889	69,257,969
Change in net unrealized appreciation (depreciation)	(156,902,296)	59,866,225
Net increase (decrease) in net assets resulting from operations	(61,418,692)	131,697,045
Distributions to shareholders	(89,400,381)	(48,883,590)

Share transactions
Proceeds from sales of shares	52,763,009	54,789,980
Reinvestment of distributions	81,299,686	44,540,421
Cost of shares redeemed	(172,091,360)	(136,786,361)

Net increase (decrease) in net assets resulting from share transactions	(38,028,665)	(37,455,960)
Total increase (decrease) in net assets	(188,847,738)	45,357,495

Net Assets
Beginning of period	722,054,735	676,697,240
End of period	$533,206,997	$722,054,735

Other Information
Shares
Sold	2,651,332	2,648,972
Issued in reinvestment of distributions	4,502,499	2,174,219
Redeemed	(8,956,115)	(6,893,629)
Net increase (decrease)	(1,802,284)	(2,070,438)

Financial Highlights
Leisure Portfolio

Years ended February 28,	2026	2025	2024 A	2023	2022
Selected Per-Share Data
Net asset value, beginning of period	$21.82	$19.24	$15.85	$16.38	$18.94
Income from Investment Operations
Net investment income (loss) B,C	.09	.08	.09	.07	.01
Net realized and unrealized gain (loss)	(1.97)	4.02	3.60	(.12)	1.41
Total from investment operations	(1.88)	4.10	3.69	(.05)	1.42
Distributions from net investment income	(.10)	(.11)	(.07)	(.05)	(.02)
Distributions from net realized gain	(2.80)	(1.41)	(.23)	(.42)	(3.96)
Total distributions	(2.90)	(1.52)	(.30)	(.48) D	(3.98)
Net asset value, end of period	$17.04	$21.82	$19.24	$15.85	$16.38
Total Return E	(8.96) %	21.91%	23.47%	(.22)%	7.53%
Ratios to Average Net Assets C,F,G
Expenses before reductions	.68%	.69%	.73%	.74%	.73%
Expenses net of fee waivers, if any	.68%	.69%	.73%	.74%	.73%
Expenses net of all reductions, if any	.68%	.69%	.73%	.74%	.73%
Net investment income (loss)	.48%	.39%	.51%	.45%	.05%
Supplemental Data
Net assets, end of period (000 omitted)	$533,207	$722,055	$676,697	$563,381	$646,800
Portfolio turnover rate H	65%	43%	39%	46%	79%

AFor the year ended February 29.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DTotal distributions per share do not sum due to rounding.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Retailing Portfolio
Schedule of Investments February 28, 2026
Showing Percentage of Net Assets
Common Stocks - 99.5%
	Shares	Value ($)
BRAZIL - 2.5%
Consumer Discretionary - 2.5%
Broadline Retail - 2.5%
MercadoLibre Inc (a)	34,913	61,362,391
CANADA - 0.8%
Consumer Discretionary - 0.8%
Specialty Retail - 0.8%
Aritzia Inc Subordinate Voting Shares (a)	226,137	20,023,333
FINLAND - 0.5%
Consumer Discretionary - 0.5%
Textiles, Apparel & Luxury Goods - 0.5%
Amer Sports Inc (a)	308,239	11,706,916
GERMANY - 0.6%
Consumer Discretionary - 0.6%
Textiles, Apparel & Luxury Goods - 0.6%
Birkenstock Holding Plc (a)(b)	362,500	15,098,125
UNITED STATES - 95.1%
Consumer Discretionary - 67.8%
Broadline Retail - 23.7%
Amazon.com Inc (a)	2,534,847	532,317,870
Etsy Inc (a)	435,179	23,882,624
Ollie's Bargain Outlet Holdings Inc (a)	202,321	21,668,579
		577,869,073
Household Durables - 0.3%
Somnigroup International Inc	103,741	9,285,856
Specialty Retail - 35.8%
Abercrombie & Fitch Co Class A (a)	256,308	25,066,922
American Eagle Outfitters Inc	1,114,392	27,380,611
Bath & Body Works Inc (b)	1,225,575	27,894,087
Carvana Co Class A (a)	35,229	11,772,123
Dick's Sporting Goods Inc (b)	184,612	37,592,542
Five Below Inc (a)	64,400	14,395,332
Floor & Decor Holdings Inc Class A (a)(b)	426,124	29,440,907
Group 1 Automotive Inc	60,438	19,687,074
Home Depot Inc/The	235,602	89,698,393
Lowe's Cos Inc	657,803	174,034,940
O'Reilly Automotive Inc (a)	768,470	72,143,964
RH (a)(b)	109,549	18,153,365
Ross Stores Inc	350,832	72,145,092
TJX Cos Inc/The	745,072	120,448,340
Ulta Beauty Inc (a)	87,331	59,803,395
Urban Outfitters Inc (a)	259,811	17,199,488
Warby Parker Inc Class A (a)(b)	516,867	12,926,844
Wayfair Inc Class A (a)	132,381	10,104,642
Williams-Sonoma Inc	166,475	34,235,584
		874,123,645
Textiles, Apparel & Luxury Goods - 8.0%
Deckers Outdoor Corp (a)	262,258	30,754,996
Lululemon Athletica Inc (a)	71,255	13,194,287
NIKE Inc Class B	1,079,114	67,099,309
PVH Corp (b)	315,472	21,641,379
Tapestry Inc	402,616	62,594,710
		195,284,681
TOTAL CONSUMER DISCRETIONARY		1,656,563,255
Consumer Staples - 27.3%
Consumer Staples Distribution & Retail - 27.3%
BJ's Wholesale Club Holdings Inc (a)	60,000	5,927,400
Casey's General Stores Inc	89,969	61,681,847
Costco Wholesale Corp	163,000	164,758,770
Dollar Tree Inc (a)	653,896	82,704,766
Grocery Outlet Holding Corp (a)(b)	974,628	9,629,325
Kroger Co/The	332,800	22,710,272
Target Corp	498,575	56,732,849
Walmart Inc (b)	2,052,279	262,589,098
TOTAL CONSUMER STAPLES		666,734,327
TOTAL UNITED STATES		2,323,297,582
TOTAL COMMON STOCKS (Cost $1,218,837,450)		2,431,488,347

Money Market Funds - 3.1%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (c)	3.70	787,968	788,126
Fidelity Securities Lending Cash Central Fund (c)(d)	3.69	74,746,347	74,753,822
TOTAL MONEY MARKET FUNDS (Cost $75,541,948)			75,541,948

TOTAL INVESTMENT IN SECURITIES - 102.6% (Cost $1,294,379,398)	2,507,030,295
NET OTHER ASSETS (LIABILITIES) - (2.6)%	(64,522,114)
NET ASSETS - 100.0%	2,442,508,181

Legend

(a)	Non-income producing.
(b)	Security or a portion of the security is on loan at period end.
(c)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(d)	Investment made with cash collateral received from securities on loan.
Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	24,201,886	516,881,838	540,296,430	415,150	832	-	788,126	787,968	0.0%
Fidelity Securities Lending Cash Central Fund	87,724,476	1,554,432,161	1,567,392,482	43,392	(10,333)	-	74,753,822	74,746,347	0.2%
Total	111,926,362	2,071,313,999	2,107,688,912	458,542	(9,501)	-	75,541,948

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.
Investment Valuation

The following is a summary of the inputs used, as of February 28, 2026, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Common Stocks
Consumer Discretionary	1,764,754,020	1,764,754,020	-	-
Consumer Staples	666,734,327	666,734,327	-	-

Money Market Funds	75,541,948	75,541,948	-	-
Total Investments in Securities:	2,507,030,295	2,507,030,295	-	-
Retailing Portfolio
Financial Statements
Statement of Assets and Liabilities
As of February 28, 2026
Assets
Investment in securities, at value (including securities loaned of $73,080,227) - See accompanying schedule:
Unaffiliated issuers (cost $1,218,837,450)	$2,431,488,347
Fidelity Central Funds (cost $75,541,948)	75,541,948

Total Investment in Securities (cost $1,294,379,398)		$2,507,030,295
Receivable for investments sold		12,923,589
Receivable for fund shares sold		204,382
Dividends receivable		1,341,040
Distributions receivable from Fidelity Central Funds		6,560
Prepaid expenses		1,477
Other receivables		6,482
Total assets		2,521,513,825
Liabilities
Payable for fund shares redeemed	$2,937,295
Accrued management fee	1,272,345
Other payables and accrued expenses	36,184
Collateral on securities loaned	74,759,820
Total liabilities		79,005,644
Net Assets		$2,442,508,181
Net Assets consist of:
Paid in capital		$1,089,206,042
Total accumulated earnings (loss)		1,353,302,139
Net Assets		$2,442,508,181
Net Asset Value, offering price and redemption price per share ($2,442,508,181 ÷ 132,159,468 shares)		$18.48
Statement of Operations
Year ended February 28, 2026
Investment Income
Dividends		$21,026,849
Income from Fidelity Central Funds (including $43,392 from security lending)		458,542
Security lending		13,010
Total income		21,498,401
Expenses
Management fee	$16,419,579
Custodian fees and expenses	26,549
Independent trustees' fees and expenses	10,482
Registration fees	34,683
Audit fees	44,750
Legal	2,252
Interest	11,894
Miscellaneous	10,085
Total expenses		16,560,274
Net Investment income (loss)		4,938,127
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	479,140,306
Fidelity Central Funds	(9,501)
Foreign currency transactions	(1,180)
Total net realized gain (loss)		479,129,625
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	(374,536,052)
Assets and liabilities in foreign currencies	3,463
Total change in net unrealized appreciation (depreciation)		(374,532,589)
Net gain (loss)		104,597,036
Net increase (decrease) in net assets resulting from operations		$109,535,163
Statement of Changes in Net Assets

	Year ended February 28, 2026	Year ended February 28, 2025
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$4,938,127	$4,011,946
Net realized gain (loss)	479,129,625	299,876,316
Change in net unrealized appreciation (depreciation)	(374,532,589)	52,098,267
Net increase (decrease) in net assets resulting from operations	109,535,163	355,986,529
Distributions to shareholders	(398,855,195)	(364,880,030)

Share transactions
Proceeds from sales of shares	77,985,846	140,208,884
Reinvestment of distributions	367,414,573	338,623,480
Cost of shares redeemed	(715,400,909)	(546,827,603)

Net increase (decrease) in net assets resulting from share transactions	(270,000,490)	(67,995,239)
Total increase (decrease) in net assets	(559,320,522)	(76,888,740)

Net Assets
Beginning of period	3,001,828,703	3,078,717,443
End of period	$2,442,508,181	$3,001,828,703

Other Information
Shares
Sold	4,081,530	6,835,154
Issued in reinvestment of distributions	20,466,060	16,941,603
Redeemed	(37,355,691)	(27,034,518)
Net increase (decrease)	(12,808,101)	(3,257,761)

Financial Highlights
Retailing Portfolio

Years ended February 28,	2026	2025	2024 A	2023	2022
Selected Per-Share Data
Net asset value, beginning of period	$20.71	$20.77	$16.75	$19.92	$23.50
Income from Investment Operations
Net investment income (loss) B,C	.04	.03	.05	.05	(.02)
Net realized and unrealized gain (loss)	.81	2.45	5.36	(2.76)	.11
Total from investment operations	.85	2.48	5.41	(2.71)	.09
Distributions from net investment income	(.03)	(.03)	(.06)	(.06)	-
Distributions from net realized gain	(3.05)	(2.51)	(1.33)	(.41)	(3.67)
Total distributions	(3.08)	(2.54)	(1.39)	(.46) D	(3.67)
Net asset value, end of period	$18.48	$20.71	$20.77	$16.75	$19.92
Total Return E	5.04%	12.77%	33.23%	(13.86)%	(1.23)%
Ratios to Average Net Assets C,F,G
Expenses before reductions	.63%	.64%	.72%	.72%	.70%
Expenses net of fee waivers, if any	.63%	.64%	.71%	.72%	.70%
Expenses net of all reductions, if any	.63%	.64%	.71%	.72%	.70%
Net investment income (loss)	.19%	.13%	.28%	.31%	(.07)%
Supplemental Data
Net assets, end of period (000 omitted)	$2,442,508	$3,001,829	$3,078,717	$2,774,090	$3,704,191
Portfolio turnover rate H	46%	39%	49%	32%	33%

AFor the year ended February 29.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DTotal distributions per share do not sum due to rounding.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Notes to Financial Statements

For the period ended February 28, 2026

1. Organization.
Automotive Portfolio, Communication Services Portfolio, Construction and Housing Portfolio, Consumer Discretionary Portfolio, Leisure Portfolio, and Retailing Portfolio (the Funds) are non-diversified funds of Fidelity Select Portfolios (the Trust). The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Each Fund is authorized to issue an unlimited number of shares. Each Fund offers a single class of shares, with the exception of Communication Services Portfolio and Consumer Discretionary Portfolio. Communication Services Portfolio offers Class A, Class M, Class C, Communication Services, Class I and Class Z shares. Consumer Discretionary Portfolio offers Class A, Class M, Class C, Consumer Discretionary, Class I and Class Z shares. Consumer Discretionary Portfolio commenced sale of Class A, Class M, Class C, Class I and Class Z shares on November 6, 2025. Class A, Class M, Class C, Class I and Class Z are Fidelity Advisor classes. Each class of Communication Services Portfolio and Consumer Discretionary Portfolio has equal rights as to assets and voting privileges, and each class has exclusive voting rights with respect to matters that affect that class. Class C shares will automatically convert to Class A shares after a holding period of eight years from the initial date of purchase, with certain exceptions. The Funds invest primarily in securities of companies whose principal business activities fall within specific industries. Share transactions on the Statement of Changes in Net Assets and Share Transactions note may contain exchanges between affiliated funds.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
Each Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Each Fund operates as a single operating segment. Each Fund's income, expenses, assets, and performance are regularly monitored and assessed as a whole by the investment adviser and other individuals responsible for oversight functions of the Trust, using the information presented in the financial statements and financial highlights. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. Each Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of each Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated each Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, each Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages each Fund's fair valuation practices and maintains the fair valuation policies and procedures. Each Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

Each Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value each Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of February 28, 2026 is included at the end of each Fund's Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Funds' investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and for certain Funds include proceeds received from litigation. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Funds are informed of the ex-dividend date. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Funds represent a return of capital or capital gain. The Funds determine the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. Any withholding tax reclaims income is included in the Statement of Operations in dividends as applicable. Any receivables for withholding tax reclaims are included in the Statement of Assets and Liabilities in dividends receivable as applicable.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

For Communication Services Portfolio and Consumer Discretionary Portfolio, investment income, realized and unrealized capital gains and losses, common expenses, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes.

Income Tax Information and Distributions to Shareholders. Each year, each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of February 28, 2026, each Fund did not have any unrecognized tax benefits in the financial statements; nor is each Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. Each Fund files a U.S. federal tax return, in addition to state and local tax returns as required. Each Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on each Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. In addition, the Funds claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, passive foreign investment companies (PFIC), net operating losses, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows for each Fund:

	Tax cost ($)	Gross unrealized appreciation ($)	Gross unrealized depreciation ($)	Net unrealized appreciation (depreciation)($)
Automotive Portfolio	48,917,617	31,804,849	(1,551,943)	30,252,906
Communication Services Portfolio	2,010,288,357	963,629,778	(62,472,308)	901,157,470
Construction and Housing Portfolio	373,842,720	406,980,180	(19,220,395)	387,759,785
Consumer Discretionary Portfolio	447,213,817	535,326,894	(9,694,515)	525,632,379
Leisure Portfolio	366,935,932	193,843,108	(27,226,380)	166,616,728
Retailing Portfolio	1,302,996,055	1,274,296,734	(70,262,494)	1,204,034,240

The tax-based components of distributable earnings as of period end were as follows for each Fund:

	Undistributed ordinary income ($)	Undistributed long-term capital gain ($)	Net unrealized appreciation (depreciation) on securities and other investments ($)
Automotive Portfolio	98,501	3,344,160	30,250,725
Communication Services Portfolio	7,682,420	167,964,018	901,156,869
Construction and Housing Portfolio	-	23,969,780	387,759,785
Consumer Discretionary Portfolio	-	42,875,771	525,627,466
Leisure Portfolio	94,560	26,326,216	166,616,661
Retailing Portfolio	-	149,266,439	1,204,035,700

Certain of the Funds intend to elect to defer to the next fiscal year ordinary losses recognized during the period January 1, 2026 to February 28, 2026. Loss deferrals were as follows:

Ordinary losses ($)
Consumer Discretionary Portfolio	(738,332)

The tax character of distributions paid was as follows:

February 28, 2026
	Ordinary Income ($)	Long-term Capital Gains ($)	Total ($)
Automotive Portfolio	348,661	5,129,647	5,478,308
Communication Services Portfolio	21,336,247	150,282,670	171,618,917
Construction and Housing Portfolio	6,565,458	15,715,438	22,280,896
Consumer Discretionary Portfolio	320,579	24,431,711	24,752,290
Leisure Portfolio	6,184,626	83,215,755	89,400,381
Retailing Portfolio	4,140,056	394,715,139	398,855,195

February 28, 2025
	Ordinary Income ($)	Long-term Capital Gains ($)	Total ($)
Automotive Portfolio	600,778	-	600,778
Communication Services Portfolio	2,271,064	78,065,632	80,336,696
Construction and Housing Portfolio	5,876,761	27,230,003	33,106,764
Consumer Discretionary Portfolio	359,944	39,780,170	40,140,114
Leisure Portfolio	6,037,382	42,846,208	48,883,590
Retailing Portfolio	39,266,164	325,613,866	364,880,030

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.
4. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities, securities acquired in the reorganization and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Automotive Portfolio	76,506,546	90,308,727
Communication Services Portfolio	3,609,940,995	3,285,900,639
Construction and Housing Portfolio	114,038,630	248,083,654
Consumer Discretionary Portfolio	134,352,026	286,813,383
Leisure Portfolio	408,557,003	539,283,076
Retailing Portfolio	1,195,612,066	1,849,733,414
5. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Funds with investment management related services for which each Fund pays a monthly management fee.

Any reference to "class" in this note shall mean each "Fund" for any Fund that currently offers only one class of shares. Each Fund's management contract incorporates a management fee rate that may vary by class. The investment adviser or an affiliate pays certain expenses of managing and operating each Fund out of each class's management fee. Each class of each Fund pays a management fee to the investment adviser. The management fee is calculated and paid to the investment adviser every month. When determining a class's management fee, a mandate rate is calculated based on the monthly average net assets of a group of funds advised by FMR within a designated asset class. A discount rate is subtracted from the mandate rate once each Fund's monthly average net assets reach a certain level. The mandate rate and discount rate may vary by class. The annual management fee rate for a class of shares of each Fund is the lesser of (1) the class's mandate rate reduced by the class's discount rate (if applicable) or (2) the amount set forth in the following table.

Maximum Management Fee Rate %
Automotive Portfolio	.72
Communication Services Portfolio
Class A	.72
Class M	.72
Class C	.71
Communication Services	.71
Class I	.69
Class Z	.56
Construction and Housing Portfolio	.70
Consumer Discretionary Portfolio
Class A	.70
Class M	.72
Class C	.71
Consumer Discretionary Portfolio	.68
Class I	.69
Class Z	.56
Leisure Portfolio	.68
Retailing Portfolio	.68

One-twelfth of the management fee rate for a class is applied to the average net assets of the class for the month, giving a dollar amount which is the management fee for the class for that month. A different management fee rate may be applicable to each class of each Fund. The difference between classes is the result of separate arrangements for class-level services and/or waivers of certain expenses. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of each Fund's assets, which do not vary by class. For the reporting period, the total annualized management fee rates were as follows:

Total Management Fee Rate %
Automotive Portfolio	.66
Communication Services Portfolio
Class A	.67
Class M	.67
Class C	.67
Communication Services	.63
Class I	.67
Class Z	.55
Construction and Housing Portfolio	.66
Consumer Discretionary Portfolio
Class A	.70
Class M	.70
Class C	.70
Consumer Discretionary Portfolio	.66
Class I	.68
Class Z	.56
Leisure Portfolio	.66
Retailing Portfolio	.62

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, Communication Services Portfolio and Consumer Discretionary Portfolio have adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Company LLC (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of each Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees ($)	Retained by FDC ($)
Communication Services Portfolio
Class A	- %	.25%	239,542	8,829
Class M	.25%	.25%	78,800	-
Class C	.75%	.25%	140,763	17,658
			459,105	26,487
Consumer Discretionary Portfolio
Class A	- %	.25%	161,150	-
Class M	.25%	.25%	52,330	-
Class C	.75%	.25%	79,231	3,833
			292,711	3,833

Sales Load. For Communication Services Portfolio and Consumer Discretionary Portfolio, FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class M shares, some of which is paid to financial intermediaries for selling shares of either Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class M and Class C redemptions. The deferred sales charges are 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class M shares.
For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC ($)
Communication Services Portfolio
Class A	68,340
Class M	2,691
Class CA	325
71,356
Consumer Discretionary Portfolio
Class A	6,286
Class M	596
Class CA	55
6,937

A When Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount ($)
Automotive Portfolio	3,982
Communication Services Portfolio	82,858
Construction and Housing Portfolio	1,818
Consumer Discretionary Portfolio	2,348
Leisure Portfolio	9,791
Retailing Portfolio	35,570

Interfund Lending Program. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), each Fund, along with other registered investment companies having management contracts with Fidelity Management & Research Company LLC (FMR), or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing each Fund to borrow from, or lend money to, other participating affiliated funds at rates that are beneficial to both the borrowing and lending fund. Borrowings under the program are generally for temporary or emergency purposes, including meeting fund shareholder redemptions. The interfund loan rate is determined, as specified in the Exemptive Order, by averaging, (1) the higher of the overnight time deposit rate and the current overnight repurchase agreement rate, and (2) a benchmark rate representing the lowest bank loan rate available to the funds. At period end, there were no interfund loans outstanding. Activity in this program during the period for which loans were outstanding was as follows:

	Borrower or Lender	Average Loan Balance ($)	Weighted Average Interest Rate	Interest Expense ($)
Communication Services Portfolio	Borrower	7,650,357	4.21%	12,519
Consumer Discretionary Portfolio	Borrower	8,523,000	3.92%	2,784
Leisure Portfolio	Borrower	6,689,000	3.95%	734
Retailing Portfolio	Borrower	7,687,615	4.28%	11,894

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board of Trustees. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. Interfund trades during the period are noted in the table below.

	Purchases ($)	Sales ($)	Realized Gain (Loss) ($)
Automotive Portfolio	185,182	644,375	26,337
Communication Services Portfolio	117,127,895	162,839,497	4,094,693
Construction and Housing Portfolio	7,607,698	9,839,598	3,104,543
Consumer Discretionary Portfolio	10,664,079	15,143,728	3,353,212
Leisure Portfolio	11,743,425	19,186,379	(908,222)
Retailing Portfolio	67,282,822	112,166,754	51,315,833
6. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes.

Commitment fees are charged based on the unused amount of the line of credit at an annual rate of .10%, and then allocated to each participating fund based on its pro-rata portion of the line of credit. The commitment fees are reflected in Miscellaneous expenses on the Statement of Operations, and are listed below.

Interest is charged to a participating fund based on its borrowings at an annual rate of .75% plus the highest of (i) daily SOFR plus a .10% spread adjustment, (ii) Federal Funds Effective Rate, or (iii) Overnight Bank Funding Rate. During the period, there were no borrowings on this line of credit.

The line of credit agreement will expire in March 2027 unless extended or renewed.

Amount ($)
Automotive Portfolio	90
Communication Services Portfolio	2,632
Construction and Housing Portfolio	989
Consumer Discretionary Portfolio	694
Leisure Portfolio	871
Retailing Portfolio	3,630

Effective March 24, 2026 the .10% spread adjustment on the SOFR benchmark was removed.
7. Security Lending.
Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, the borrowers provide collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the fair value of the loaned securities during the period of the loan. The fair value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned or gaining access to non-cash collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral less rebates paid to borrowers, plus any premium income received, or for non-cash collateral, fees received from borrowers as compensation for the securities loaned. Securities lending income is reduced by any lending agent fees associated with the loan. Any security lending income earned on investing cash collateral is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Any security lending income earned on non-cash collateral is presented in the Statement of Operations in security lending. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS ($)	Security Lending Income From Securities Loaned to NFS ($)	Value of Securities Loaned to NFS at Period End ($)
Automotive Portfolio	7,089	12	-
Communication Services Portfolio	19,193	6	-
Construction and Housing Portfolio	2,278	1,445	205,290
Consumer Discretionary Portfolio	1,622	-	-
Leisure Portfolio	1,683	144	-
Retailing Portfolio	5,920	1	-

At period end, the value of any non-cash collateral is presented below. Non-cash collateral is held by a third-party bank for the benefit of a fund and the borrower. A fund is not permitted to sell or re-pledge non-cash collateral except in the event of borrower default, and therefore it is not included in the Schedule of Investments or Statement of Assets and Liabilities.

Amount ($)
Consumer Discretionary Portfolio	2,461,926
Leisure Portfolio	9,581,471
8. Expense Reductions.
Through arrangements with each custodian, credits realized as a result of certain uninvested cash balances were used to reduce each applicable Fund's or class' expenses. All of the applicable expense reductions are noted in the table below.

Custodian credits ($)
Automotive Portfolio	242

In addition, during the period the investment adviser or an affiliate reimbursed and/or waived a portion of fund-level operating expenses and a portion of class-level operating expenses as follows:

Fund-Level Amount ($)
Consumer Discretionary Portfolio	6,014

Consumer Discretionary Portfolio	Class-Level Amount ($)
Class A	17,616
Class M	2863
Class C	2,142
Consumer Discretionary Portfolio	40,034
Class I	11,802
Class Z	4,804
79,261
9. Distributions to Shareholders.
Distributions to shareholders of each class were as follows:

	Year ended February 28, 2026	Year ended February 28, 2025
Communication Services Portfolio
Distributions to shareholders
Class A	$7,010,268	$3,150,958
Class M	1,092,264	541,053
Class C	979,077	648,624
Communication Services	144,571,945	69,610,345
Class I	9,244,500	2,964,835
Class Z	8,720,863	3,420,881
Total	$171,618,917	$80,336,696
Consumer Discretionary Portfolio
Distributions to shareholders
Class A A	$20,113	$-
Class M A	3,967	-
Class C A	3,967	-
Consumer Discretionary Portfolio	24,615,514	40,140,114
Class I A	69,135	-
Class Z A	39,594	-
Total	$24,752,290	$40,140,114

A For the period November 6, 2025 (commencement of sale of shares) through February 28, 2026.
10. Share Transactions.
Share transactions for each class were as follows and may contain in-kind transactions, automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Year ended February 28, 2026	Year ended February 28, 2025	Year ended February 28, 2026	Year ended February 28, 2025
Communication Services Portfolio
Class A
Shares sold	290,902	207,533	$37,629,527	$21,790,772
Reinvestment of distributions	54,147	30,153	6,985,770	3,132,587
Shares redeemed	(211,775)	(143,809)	(26,643,318)	(14,995,550)
Net increase (decrease)	133,274	93,877	$17,971,979	$9,927,809
Class M
Shares sold	26,032	27,121	$3,426,537	$2,873,861
Reinvestment of distributions	8,548	5,264	1,089,856	540,037
Shares redeemed	(19,965)	(15,748)	(2,476,936)	(1,572,190)
Net increase (decrease)	14,615	16,637	$2,039,457	$1,841,708
Class C
Shares sold	31,586	20,456	$3,993,431	$2,062,938
Reinvestment of distributions	7,848	6,202	973,273	613,388
Shares redeemed	(26,938)	(54,693)	(3,130,579)	(5,539,794)
Net increase (decrease)	12,496	(28,035)	$1,836,125	$(2,863,468)
Communication Services
Shares sold	6,934,541	3,214,127	$935,408,940	$353,910,963
Reinvestment of distributions	1,028,540	615,226	133,858,559	64,579,378
Shares redeemed	(5,444,579)	(4,241,618)	(701,978,291)	(440,760,332)
Net increase (decrease)	2,518,502	(412,265)	$367,289,208	$(22,269,991)
Class I
Shares sold	734,831	377,260	$94,718,023	$39,866,641
Reinvestment of distributions	68,384	27,781	8,878,487	2,949,739
Shares redeemed	(379,010)	(207,156)	(48,986,951)	(22,152,951)
Net increase (decrease)	424,205	197,885	$54,609,559	$20,663,429
Class Z
Shares sold	832,369	856,966	$115,074,486	$89,675,414
Reinvestment of distributions	17,379	7,877	2,289,392	847,405
Shares redeemed	(681,291)	(300,163)	(79,006,373)	(33,073,057)
Net increase (decrease)	168,457	564,680	$38,357,505	$57,449,762
Consumer Discretionary Portfolio
Class AA
Shares sold	61,567	-	$4,262,907	$-
Issued in exchange for the shares of the Acquired Fund(s)	3,273,055	-	217,298,043	-
Reinvestment of distributions	223	-	15,598	-
Shares redeemed	(197,569)	-	(13,685,989)	-
Net increase (decrease)	3,137,276	-	$207,890,559	$-
Class MA
Shares sold	6,659	-	$461,622	$ -
Issued in exchange for the shares of the Acquired Fund(s)	531,687	-	35,298,708	-
Shares redeemed	(23,825)	-	(1,628,066)	-
Net increase (decrease)	514,521	-	$34,132,264	$-
Class CA
Shares sold	8,195	-	$575,777	$-
Issued in exchange for the shares of the Acquired Fund(s)	415,299	-	27,567,573	-
Shares redeemed	(48,899)	-	(3,390,245)	-
Net increase (decrease)	374,595	-	$24,753,105	$-
Consumer Discretionary Portfolio
Shares sold	949,259	1,790,673	$63,150,062	$120,649,856
Reinvestment of distributions	344,066	544,482	22,732,712	37,307,941
Shares redeemed	(2,703,379)	(2,819,703)	(175,371,944)	(177,457,186)
Net increase (decrease)	(1,410,054)	(484,548)	$(89,489,170)	$(19,499,389)
Class IA
Shares sold	131,118	-	$9,110,116	$-
Issued in exchange for the shares of the Acquired Fund(s)	2,434,163	-	161,628,361	-
Reinvestment of distributions	860	-	60,133	-
Shares redeemed	(439,444)	-	(30,496,597)	-
Net increase (decrease)	2,126,697	-	$140,302,013	$-
Class ZA
Shares sold	86,445	-	$5,999,377	$ -
Issued in exchange for the shares of the Acquired Fund(s)	899,453	-	59,723,637	-
Reinvestment of distributions	467	-	32,699	-
Shares redeemed	(100,249)	-	(6,965,205)	-
Net increase (decrease)	886,116	-	$58,790,508	$-

A For the period November 6, 2025 (commencement of sale of shares) through February 28, 2026.
11. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.
12. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as public health emergencies, military conflicts, terrorism, government restrictions, political changes, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
13. Reorganization Information.
On November 14, 2025, Consumer Discretionary Portfolio acquired all of the assets and assumed all of the liabilities of Fidelity Advisor Consumer Discretionary Fund (Acquired Fund) pursuant to an Agreement and Plan of Reorganization (Agreements) approved by the Board of Trustees (the Board). The securities held by the Acquired Fund were the primary assets acquired by Consumer Discretionary Portfolio. In addition, the Board approved the creation of additional classes of shares that commenced sale of shares on November 6, 2025. The acquisition was accomplished by an exchange of each class of Consumer Discretionary Portfolio for corresponding shares then outstanding of the Acquired Fund at their respective net asset value on the acquisition date. The reorganization provides shareholders of the Acquired Fund access to a larger portfolio with a similar investment objective and lower projected expenses. For financial reporting purposes, the assets and liabilities of the Acquired Fund and shares issued by Consumer Discretionary Portfolio were recorded at fair value; however, the cost basis of the investments received from the Acquired Fund were carried forward and will be utilized for purposes of the Consumer Discretionary Portfolio's ongoing reporting of realized and unrealized gains and losses to more closely align subsequent reporting of realized gains with amounts distributable to shareholders for tax purposes. The reorganization qualified as a tax-free reorganization for federal income tax purposes with no gain or loss recognized to the funds or their shareholders.

Acquired Fund	Investments $	Unrealized appreciation (depreciation) $	Net Assets $	Shares Exchanged	Shares Exchanged Ratio
Fidelity Advisor Consumer Discretionary Fund	498,911,963	274,953,951
Class A			217,298,043	4,740,878	0.6903901190
Class M			35,298,708	858,450	0.6193568308
Class C			27,567,573	846,648	0.4905212413
Class I			161,628,361	3,140,257	0.7751475904
Class Z			59,723,637	1,150,791	0.7815948795

Acquiring Fund	Net Assets $	Total net assets after the acquisition $
Consumer Discretionary Portfolio	488,795,655	990,311,977

Pro forma results of operations of the combined entity for the entire period ended February 28, 2026, as though the acquisition had occurred as of the beginning of the year (rather than on the actual acquisition date), are as follows:

Net investment income (loss)	$(513,110)
Total net realized gain (loss)	82,096,890
Total change in net unrealized appreciation (depreciation)	15,164,210
Net increase (decrease) in net assets resulting from operations	$96,747,990

Because the combined investment portfolios have been managed as a single portfolio since the acquisition was completed, it is not practicable to separate the amounts of revenue and earnings of the Acquired Fund that has been included in Consumer Discretionary Portfolio's accompanying Statement of Operations since November 14, 2025.

Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Fidelity Select Portfolios and Shareholders of Automotive Portfolio, Communication Services Portfolio, Construction and Housing Portfolio, Consumer Discretionary Portfolio, Leisure Portfolio, and Retailing Portfolio

Opinions on the Financial Statements
We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of Automotive Portfolio, Communication Services Portfolio, Construction and Housing Portfolio, Consumer Discretionary Portfolio, Leisure Portfolio, and Retailing Portfolio (six of the funds constituting Fidelity Select Portfolios, hereafter collectively referred to as the "Funds") as of February 28, 2026, the related statements of operations for the year ended February 28, 2026, the statements of changes in net assets for each of the two years in the period ended February 28, 2026, including the related notes, and the financial highlights for each of the periods indicated therein (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of February 28, 2026, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended February 28, 2026 and each of the financial highlights for each of the periods indicated therein in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinions
These financial statements are the responsibility of the Funds' management. Our responsibility is to express an opinion on the Funds' financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of February 28, 2026 by correspondence with the custodian, issuers of privately offered securities and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.

/s/ PricewaterhouseCoopers LLP
Boston, Massachusetts
April 14, 2026

We have served as the auditor of one or more investment companies in the Fidelity group of funds since 1932.
Distributions
 (Unaudited)
The dividend and capital gains distributions for the fund(s) are available on Fidelity.com or Institutional.Fidelity.com.
The funds hereby designate as capital gain dividend the amounts noted below for the taxable year ended February 28, 2026, or, if subsequently determined to be different, the net capital gain of such year.

Automotive Portfolio	$8,473,808
Communication Services Portfolio	$302,750,046
Construction and Housing Portfolio	$37,187,800
Consumer Discretionary Portfolio	$65,676,863
Leisure Portfolio	$94,874,906
Retailing Portfolio	$487,351,314
Fidelity Advisor Consumer Discretionary Fund (Target Fund) hereby designates as a capital gain dividend with respect to the taxable year ended November 14, 2025, $4,024,972, or, if subsequently determined to be different, the net capital gain of such year.

The funds hereby designate the percentages noted below of the short-term capital gain dividends distributed during the fiscal year as qualifying to be taxed as short-term capital gain dividends for nonresident alien shareholders:

	April 2025	December 2025
Communication Services Portfolio
Class A	100%	100%
Class M	100%	100%
Class C	-	-
Communication Services Portfolio	100%	100%
Class I	100%	100%
Class Z	100%	100%
Leisure Portfolio	100%	-

Fidelity Advisor Consumer Discretionary Fund (Target Fund) designates 100% of the short-term capital gain dividends distributed during the fiscal year as qualifying to be taxed as short-term capital gain dividends for nonresident alien shareholders.

The funds hereby designate the amounts noted below as distributions paid during the fiscal year ended 2026 as qualifying to be taxed as section 163(j) interest dividends:

Automotive Portfolio	$4,220
Construction and Housing Portfolio	$70,496
Leisure Portfolio	$55,088

A percentage of the dividends distributed during the fiscal year for the following funds qualify for the dividends-received deduction for corporate shareholders:

	April 2025	December 2025
Automotive Portfolio	-	80%
Communication Services Portfolio
Class A	100%	100%
Class M	100%	100%
Class C	-	-
Communication Services Portfolio	79%	61%
Class I	63%	59%
Class Z	100%	47%
Construction and Housing Portfolio	-	90%
Consumer Discretionary Portfolio
Class A	-	100%
Class M	-	-
Class C	-	-
Consumer Discretionary Portfolio	-	100%
Class I	-	100%
Class Z	-	100%
Leisure Portfolio	21%	100%
Retailing Portfolio	-	100%

Fidelity Advisor Consumer Discretionary Fund (Target Fund): Class A, Class I, and Class Z designate 100% of the dividend distributed during the fiscal year as qualifying for the dividends-received deduction for corporate shareholders.

A percentage of the dividends distributed during the fiscal year for the following funds may be taken into account as a dividend for purposes of the maximum rate under section 1(h)(11) of the Internal Revenue Code.

	April 2025	December 2025
Automotive Portfolio	-	100%
Communication Services Portfolio
Class A	100%	100%
Class M	100%	100%
Class C	-	-
Communication Services Portfolio	79.40%	61.05%
Class I	63.72%	59.43%
Class Z	100%	47.78%
Construction and Housing Portfolio	-	100%
Consumer Discretionary Portfolio
Class A	-	100%
Class M	-	-
Class C	-	-
Consumer Discretionary Portfolio	-	100%
Class I	-	100%
Class Z	-	100%
Leisure Portfolio	36.59%	100%
Retailing Portfolio	-	100%

Fidelity Advisor Consumer Discretionary Fund (Target Fund): Class A, Class I, and Class Z designate 100% of the dividend distributed during the fiscal year as amounts which may be taken into account as a dividend for purposes of the maximum rate under section 1(h)(11) of the Internal Revenue Code.

The funds will notify shareholders in the first quarter of 2027 of amounts for use in preparing 2026 income tax returns.

Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 9: Proxy Disclosures for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
(Unaudited)
Note: This information is disclosed as part of the financial statements for each Fund as part of Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies.
Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract
(Unaudited)
Note: This is not applicable for any fund included in this document.

1.813633.121
SELCON-ANN-0426
Fidelity® Environment and Alternative Energy Fund
Fidelity® Natural Resources Fund

Annual Report
February 28, 2026
To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2026 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Funds. This report is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Funds nor Fidelity Distributors Corporation is a bank.
Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies (Annual Report)
Fidelity® Environment and Alternative Energy Fund
Schedule of Investments February 28, 2026
Showing Percentage of Net Assets
Common Stocks - 98.6%
	Shares	Value ($)
CANADA - 0.6%
Industrials - 0.6%
Ground Transportation - 0.6%
Canadian Pacific Kansas City Ltd	43,500	3,808,981
GERMANY - 3.4%
Industrials - 3.4%
Electrical Equipment - 3.4%
Siemens Energy AG	111,990	22,025,893
NETHERLANDS - 3.5%
Information Technology - 3.5%
Semiconductors & Semiconductor Equipment - 3.5%
NXP Semiconductors NV	99,010	22,476,260
UNITED KINGDOM - 1.3%
Utilities - 1.3%
Water Utilities - 1.3%
Severn Trent PLC	192,960	8,529,395
UNITED STATES - 89.8%
Consumer Discretionary - 9.8%
Automobiles - 8.7%
Rivian Automotive Inc Class A (a)(b)	150,790	2,311,611
Tesla Inc (a)	133,680	53,807,537
		56,119,148
Household Durables - 1.1%
KB Home	30,360	1,930,288
TopBuild Corp (a)	11,740	5,263,042
		7,193,330
TOTAL CONSUMER DISCRETIONARY		63,312,478
Energy - 0.8%
Energy Equipment & Services - 0.7%
Baker Hughes Co Class A	69,860	4,559,064
WaterBridge Infrastructure LLC Class A	5,600	148,232
		4,707,296
Oil, Gas & Consumable Fuels - 0.1%
Centrus Energy Corp Class A (a)	2,190	443,672
TOTAL ENERGY		5,150,968
Industrials - 41.3%
Aerospace & Defense - 2.8%
ATI Inc (a)	38,600	6,314,574
Carpenter Technology Corp	15,250	6,070,568
Woodward Inc	14,330	5,542,270
		17,927,412
Building Products - 5.1%
Advanced Drainage Systems Inc	22,390	3,836,303
Carrier Global Corp	29,880	1,924,272
Johnson Controls International plc	84,560	12,202,008
Trane Technologies PLC	32,700	15,117,864
		33,080,447
Commercial Services & Supplies - 3.8%
Clean Harbors Inc (a)	18,190	5,333,308
Montrose Environmental Group Inc (a)(b)	198,778	5,808,293
Republic Services Inc	55,200	12,640,800
Tetra Tech Inc	28,080	1,006,387
		24,788,788
Construction & Engineering - 4.2%
Comfort Systems USA Inc	4,390	6,274,934
Construction Partners Inc Class A (a)	11,080	1,488,820
EMCOR Group Inc	10,140	7,347,647
Granite Construction Inc	13,570	1,824,622
Legence Corp Class A	4,000	232,200
WillScot Holdings Corp	445,270	9,622,285
		26,790,508
Electrical Equipment - 8.3%
Acuity Inc	32,210	9,714,214
Bloom Energy Corp Class A (a)	21,170	3,295,534
Eaton Corp PLC	59,480	22,359,722
Emerson Electric Co	43,860	6,611,895
Forgent Power Solutions Inc Class A	113,900	3,917,021
GE Vernova Inc	5,350	4,673,760
Nextpower Inc Class A (a)	30,530	3,208,702
		53,780,848
Ground Transportation - 2.8%
CSX Corp	336,010	14,344,267
Union Pacific Corp	13,170	3,489,787
		17,834,054
Industrial Conglomerates - 1.1%
3M Co	41,670	6,888,883
Machinery - 10.1%
Cummins Inc	23,022	13,441,855
Ingersoll Rand Inc	75,330	7,091,566
ITT Inc	33,700	6,821,217
Parker-Hannifin Corp	7,340	7,407,381
Pentair PLC	141,476	14,033,005
Watts Water Technologies Inc Class A	18,780	6,173,737
Westinghouse Air Brake Technologies Corp	37,890	10,001,066
		64,969,827
Professional Services - 1.7%
KBR Inc	262,460	11,083,686
Trading Companies & Distributors - 1.4%
Core & Main Inc Class A (a)	113,020	6,121,164
Ferguson Enterprises Inc	11,640	3,035,246
		9,156,410
TOTAL INDUSTRIALS		266,300,863
Information Technology - 23.6%
Communications Equipment - 7.3%
Arista Networks Inc (a)	161,210	21,521,535
Cisco Systems Inc	320,910	25,499,509
		47,021,044
Electronic Equipment, Instruments & Components - 1.3%
Coherent Corp (a)	21,010	5,440,119
Vontier Corp	73,140	2,992,889
		8,433,008
IT Services - 3.1%
IBM Corporation	83,463	20,048,647
Semiconductors & Semiconductor Equipment - 4.5%
Analog Devices Inc	61,320	21,817,043
Enphase Energy Inc (a)	19,960	843,709
First Solar Inc (a)	31,300	6,172,360
		28,833,112
Software - 7.4%
Microsoft Corp	115,000	45,165,100
Zoom Communications Inc Class A (a)	32,680	2,416,359
		47,581,459
TOTAL INFORMATION TECHNOLOGY		151,917,270
Materials - 4.9%
Chemicals - 3.6%
Linde PLC	44,380	22,548,590
Construction Materials - 0.7%
Vulcan Materials Co	15,590	4,832,900
Metals & Mining - 0.6%
Steel Dynamics Inc	20,730	4,003,585
TOTAL MATERIALS		31,385,075
Real Estate - 4.2%
Industrial REITs - 3.6%
Prologis Inc	161,890	23,080,658
Specialized REITs - 0.6%
Equinix Inc	4,370	4,257,516
TOTAL REAL ESTATE		27,338,174
Utilities - 5.2%
Electric Utilities - 4.6%
Entergy Corp	68,540	7,341,319
NextEra Energy Inc	235,870	22,117,531
		29,458,850
Independent Power and Renewable Electricity Producers - 0.6%
Vistra Corp	22,480	3,909,047
TOTAL UTILITIES		33,367,897
TOTAL UNITED STATES		578,772,725
TOTAL COMMON STOCKS (Cost $415,107,904)		635,613,254

Convertible Preferred Stocks - 0.0%
	Shares	Value ($)
UNITED STATES - 0.0%
Information Technology - 0.0%
Electronic Equipment, Instruments & Components - 0.0%
Cellink Corp Series D (a)(c)(d) (Cost $295,699)	14,200	50,409

Money Market Funds - 1.8%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (e)	3.70	8,702,743	8,704,484
Fidelity Securities Lending Cash Central Fund (e)(f)	3.69	3,080,818	3,081,126
TOTAL MONEY MARKET FUNDS (Cost $11,785,610)			11,785,610

TOTAL INVESTMENT IN SECURITIES - 100.4% (Cost $427,189,213)	647,449,273
NET OTHER ASSETS (LIABILITIES) - (0.4)%	(2,419,762)
NET ASSETS - 100.0%	645,029,511

Legend

(a)	Non-income producing.
(b)	Security or a portion of the security is on loan at period end.
(c)	Level 3 security.
(d)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $50,409 or 0.0% of net assets.

(e)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(f)	Investment made with cash collateral received from securities on loan.
Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
Cellink Corp Series D	1/20/2022	295,699

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	-	87,325,424	78,620,444	139,176	(496)	-	8,704,484	8,702,743	0.0%
Fidelity Securities Lending Cash Central Fund	9,525,875	57,133,703	63,578,553	20,976	101	-	3,081,126	3,080,818	0.0%
Total	9,525,875	144,459,127	142,198,997	160,152	(395)	-	11,785,610

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.
Investment Valuation

The following is a summary of the inputs used, as of February 28, 2026, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Common Stocks
Consumer Discretionary	63,312,478	63,312,478	-	-
Energy	5,150,968	5,150,968	-	-
Industrials	292,135,737	292,135,737	-	-
Information Technology	174,393,530	174,393,530	-	-
Materials	31,385,075	31,385,075	-	-
Real Estate	27,338,174	27,338,174	-	-
Utilities	41,897,292	41,897,292	-	-

Convertible Preferred Stocks
Information Technology	50,409	-	-	50,409

Money Market Funds	11,785,610	11,785,610	-	-
Total Investments in Securities:	647,449,273	647,398,864	-	50,409
Fidelity® Environment and Alternative Energy Fund
Financial Statements
Statement of Assets and Liabilities
As of February 28, 2026
Assets
Investment in securities, at value (including securities loaned of $2,979,369) - See accompanying schedule:
Unaffiliated issuers (cost $415,403,603)	$635,663,663
Fidelity Central Funds (cost $11,785,610)	11,785,610

Total Investment in Securities (cost $427,189,213)		$647,449,273
Foreign currency held at value (cost $5,508)		5,037
Receivable for fund shares sold		410,867
Dividends receivable		800,921
Distributions receivable from Fidelity Central Funds		29,171
Prepaid expenses		302
Other receivables		4,548
Total assets		648,700,119
Liabilities
Payable for fund shares redeemed	$201,078
Accrued management fee	350,145
Other payables and accrued expenses	38,360
Collateral on securities loaned	3,081,025
Total liabilities		3,670,608
Net Assets		$645,029,511
Net Assets consist of:
Paid in capital		$416,477,506
Total accumulated earnings (loss)		228,552,005
Net Assets		$645,029,511
Net Asset Value, offering price and redemption price per share ($645,029,511 ÷ 12,732,342 shares)		$50.66
Statement of Operations
Year ended February 28, 2026
Investment Income
Dividends		$6,139,141
Income from Fidelity Central Funds (including $20,976 from security lending)		160,152
Total income		6,299,293
Expenses
Management fee	$3,743,185
Custodian fees and expenses	14,903
Independent trustees' fees and expenses	2,118
Registration fees	45,098
Audit fees	48,761
Legal	1,057
Miscellaneous	1,989
Total expenses		3,857,111
Net Investment income (loss)		2,442,182
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	56,736,909
Redemptions in-kind	13,639,515
Fidelity Central Funds	(395)
Foreign currency transactions	(3,318)
Total net realized gain (loss)		70,372,711
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	88,323,005
Assets and liabilities in foreign currencies	9,842
Total change in net unrealized appreciation (depreciation)		88,332,847
Net gain (loss)		158,705,558
Net increase (decrease) in net assets resulting from operations		$161,147,740
Statement of Changes in Net Assets

	Year ended February 28, 2026	Year ended February 28, 2025
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$2,442,182	$2,357,100
Net realized gain (loss)	70,372,711	69,076,450
Change in net unrealized appreciation (depreciation)	88,332,847	(14,780,129)
Net increase (decrease) in net assets resulting from operations	161,147,740	56,653,421
Distributions to shareholders	(2,200,962)	(2,333,020)

Share transactions
Proceeds from sales of shares	119,918,282	85,651,263
Reinvestment of distributions	2,007,311	2,146,552
Cost of shares redeemed	(162,012,325)	(139,725,302)

Net increase (decrease) in net assets resulting from share transactions	(40,086,732)	(51,927,487)
Total increase (decrease) in net assets	118,860,046	2,392,914

Net Assets
Beginning of period	526,169,465	523,776,551
End of period	$645,029,511	$526,169,465

Other Information
Shares
Sold	2,715,412	2,263,654
Issued in reinvestment of distributions	41,611	53,197
Redeemed	(3,835,144)	(3,702,431)
Net increase (decrease)	(1,078,121)	(1,385,580)

Financial Highlights
Fidelity® Environment and Alternative Energy Fund

Years ended February 28,	2026	2025	2024 A	2023	2022
Selected Per-Share Data
Net asset value, beginning of period	$38.10	$34.47	$27.85	$30.97	$30.16
Income from Investment Operations
Net investment income (loss) B,C	.19	.16	.18	.15	.11
Net realized and unrealized gain (loss)	12.55	3.63	6.57	(3.09)	3.46
Total from investment operations	12.74	3.79	6.75	(2.94)	3.57
Distributions from net investment income	(.18)	(.16)	(.13)	(.18)	(.10)
Distributions from net realized gain	-	-	-	-	(2.66)
Total distributions	(.18)	(.16)	(.13)	(.18)	(2.76)
Net asset value, end of period	$50.66	$38.10	$34.47	$27.85	$30.97
Total Return D	33.45%	10.98%	24.26%	(9.46)%	11.02%
Ratios to Average Net Assets C,E,F
Expenses before reductions	.68%	.69%	.81%	.79%	.79%
Expenses net of fee waivers, if any	.68%	.69%	.80%	.79%	.79%
Expenses net of all reductions, if any	.68%	.69%	.80%	.79%	.79%
Net investment income (loss)	.43%	.43%	.60%	.52%	.33%
Supplemental Data
Net assets, end of period (000 omitted)	$645,030	$526,169	$523,777	$472,604	$755,742
Portfolio turnover rate G	50 % H	38%	35%	34%	89%

AFor the year ended February 29.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
GAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
HPortfolio turnover rate excludes securities received or delivered in-kind.
Fidelity® Natural Resources Fund
Schedule of Investments February 28, 2026
Showing Percentage of Net Assets
Common Stocks - 99.1%
	Shares	Value ($)
AUSTRALIA - 0.0%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
3D Energi Ltd (a)(b)	6,307,152	359,078
BRAZIL - 3.4%
Materials - 3.4%
Metals & Mining - 3.4%
Wheaton Precious Metals Corp (United States)	204,050	33,392,783
CANADA - 31.7%
Energy - 18.2%
Oil, Gas & Consumable Fuels - 18.2%
Athabasca Oil Corp (a)	5,184,166	33,521,018
Imperial Oil Ltd (c)	728,800	85,246,171
Strathcona Resources Ltd	229,300	5,009,450
Suncor Energy Inc (United States)	989,900	55,949,148
TOTAL ENERGY		179,725,787
Materials - 13.5%
Metals & Mining - 13.5%
Agnico Eagle Mines Ltd/CA (United States)	161,800	40,708,880
Alamos Gold Inc Class A (United States)	187,200	10,144,368
Altius Minerals Corp	297,300	10,503,198
Barrick Mining Corp (United States)	393,400	19,961,116
Equinox Gold Corp (United States) (a)	267,600	5,020,176
Franco-Nevada Corp	56,600	15,819,203
McEwen Inc (a)(c)	167,000	4,734,450
Metalla Royalty & Streaming Ltd (a)	825,100	7,467,153
Pan American Silver Corp (United States)	135,200	9,288,240
Teck Resources Ltd Class B (United States)	179,000	10,541,310
TOTAL MATERIALS		134,188,094
TOTAL CANADA		313,913,881
NORWAY - 0.2%
Energy - 0.2%
Energy Equipment & Services - 0.2%
TGS ASA	243,100	2,886,530
PORTUGAL - 0.8%
Energy - 0.8%
Oil, Gas & Consumable Fuels - 0.8%
Galp Energia SGPS SA	357,500	7,696,529
UNITED KINGDOM - 1.0%
Energy - 1.0%
Energy Equipment & Services - 1.0%
Subsea 7 SA	67,800	1,959,492
TechnipFMC PLC	116,100	7,698,591

TOTAL UNITED KINGDOM		9,658,083
UNITED STATES - 60.6%
Energy - 49.4%
Energy Equipment & Services - 2.9%
National Energy Services Reunited Corp (a)	135,300	3,389,265
SLB Ltd	348,200	17,876,588
Transocean Ltd (a)	552,400	3,579,552
Weatherford International PLC	40,400	4,260,584
		29,105,989
Oil, Gas & Consumable Fuels - 46.5%
Chevron Corp	243,900	45,550,764
ConocoPhillips	665,400	75,496,284
Excelerate Energy Inc Class A	225,800	9,088,450
Exxon Mobil Corp	1,242,159	189,429,248
Murphy Oil Corp (c)	680,700	22,565,205
Phillips 66	174,300	26,899,719
Shell PLC ADR	645,800	53,930,758
Valero Energy Corp	177,900	36,405,456
		459,365,884
TOTAL ENERGY		488,471,873
Materials - 11.2%
Construction Materials - 2.6%
CRH PLC	90,600	10,870,188
Martin Marietta Materials Inc	22,300	15,087,511
		25,957,699
Containers & Packaging - 2.1%
Crown Holdings Inc	36,800	4,217,280
Packaging Corp of America	30,800	7,149,912
Smurfit Westrock PLC	207,600	9,759,276
		21,126,468
Metals & Mining - 6.5%
Alcoa Corp	102,800	6,381,824
Freeport-McMoRan Inc	265,300	18,061,624
Hecla Mining Co	249,400	6,212,554
Newmont Corp	258,700	33,631,000
		64,287,002
TOTAL MATERIALS		111,371,169
TOTAL UNITED STATES		599,843,042
ZAMBIA - 1.4%
Materials - 1.4%
Metals & Mining - 1.4%
First Quantum Minerals Ltd (a)	447,000	13,383,292
TOTAL COMMON STOCKS (Cost $607,729,530)		981,133,218

Money Market Funds - 8.1%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (d)	3.70	4,027,657	4,028,463
Fidelity Securities Lending Cash Central Fund (d)(e)	3.69	76,515,814	76,523,466
TOTAL MONEY MARKET FUNDS (Cost $80,551,929)			80,551,929

TOTAL INVESTMENT IN SECURITIES - 107.2% (Cost $688,281,459)	1,061,685,147
NET OTHER ASSETS (LIABILITIES) - (7.2)%	(71,569,199)
NET ASSETS - 100.0%	990,115,948

Legend

(a)	Non-income producing.
(b)	Level 3 security.
(c)	Security or a portion of the security is on loan at period end.
(d)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(e)	Investment made with cash collateral received from securities on loan.
Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	2,608,638	183,179,682	181,760,865	153,605	1,008	-	4,028,463	4,027,657	0.0%
Fidelity Securities Lending Cash Central Fund	19,093,840	529,176,602	471,748,832	126,470	1,857	(1)	76,523,466	76,515,814	0.2%
Total	21,702,478	712,356,284	653,509,697	280,075	2,865	(1)	80,551,929

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.
Investment Valuation

The following is a summary of the inputs used, as of February 28, 2026, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Common Stocks
Energy	688,797,880	688,438,802	-	359,078
Materials	292,335,338	292,335,338	-	-

Money Market Funds	80,551,929	80,551,929	-	-
Total Investments in Securities:	1,061,685,147	1,061,326,069	-	359,078
Fidelity® Natural Resources Fund
Financial Statements
Statement of Assets and Liabilities
As of February 28, 2026
Assets
Investment in securities, at value (including securities loaned of $73,550,051) - See accompanying schedule:
Unaffiliated issuers (cost $607,729,530)	$981,133,218
Fidelity Central Funds (cost $80,551,929)	80,551,929

Total Investment in Securities (cost $688,281,459)		$1,061,685,147
Foreign currency held at value (cost $)		6
Receivable for investments sold		2,319,641
Receivable for fund shares sold		3,843,115
Dividends receivable		3,696,563
Distributions receivable from Fidelity Central Funds		25,445
Prepaid expenses		328
Other receivables		142,195
Total assets		1,071,712,440
Liabilities
Payable for investments purchased	$3,197,885
Payable for fund shares redeemed	1,211,258
Accrued management fee	499,838
Other payables and accrued expenses	165,902
Collateral on securities loaned	76,521,609
Total liabilities		81,596,492
Net Assets		$990,115,948
Net Assets consist of:
Paid in capital		$700,447,949
Total accumulated earnings (loss)		289,667,999
Net Assets		$990,115,948
Net Asset Value, offering price and redemption price per share ($990,115,948 ÷ 15,119,011 shares)		$65.49
Statement of Operations
Year ended February 28, 2026
Investment Income
Dividends		$16,924,890
Income from Fidelity Central Funds (including $126,470 from security lending)		280,075
Security lending		235
Total income		17,205,200
Expenses
Management fee	$4,345,831
Custodian fees and expenses	34,871
Independent trustees' fees and expenses	2,353
Registration fees	58,714
Audit fees	47,270
Legal	1,057
Interest	4,961
Miscellaneous	2,177
Total expenses		4,497,234
Net Investment income (loss)		12,707,966
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	62,880,875
Fidelity Central Funds	2,865
Foreign currency transactions	(46,907)
Total net realized gain (loss)		62,836,833
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	239,546,625
Fidelity Central Funds	(1)
Assets and liabilities in foreign currencies	1,346
Total change in net unrealized appreciation (depreciation)		239,547,970
Net gain (loss)		302,384,803
Net increase (decrease) in net assets resulting from operations		$315,092,769
Statement of Changes in Net Assets

	Year ended February 28, 2026	Year ended February 28, 2025
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$12,707,966	$10,458,762
Net realized gain (loss)	62,836,833	69,349,159
Change in net unrealized appreciation (depreciation)	239,547,970	(55,891,822)
Net increase (decrease) in net assets resulting from operations	315,092,769	23,916,099
Distributions to shareholders	(13,123,469)	(8,429,039)

Share transactions
Proceeds from sales of shares	291,742,583	167,698,224
Reinvestment of distributions	12,087,171	7,807,079
Cost of shares redeemed	(187,538,565)	(207,379,374)

Net increase (decrease) in net assets resulting from share transactions	116,291,189	(31,874,071)
Total increase (decrease) in net assets	418,260,489	(16,387,011)

Net Assets
Beginning of period	571,855,459	588,242,470
End of period	$990,115,948	$571,855,459

Other Information
Shares
Sold	5,438,239	3,658,826
Issued in reinvestment of distributions	234,263	188,122
Redeemed	(3,848,561)	(4,578,208)
Net increase (decrease)	1,823,941	(731,260)

Financial Highlights
Fidelity® Natural Resources Fund

Years ended February 28,	2026	2025	2024 A	2023	2022
Selected Per-Share Data
Net asset value, beginning of period	$43.01	$41.94	$39.98	$34.22	$23.21
Income from Investment Operations
Net investment income (loss) B,C	.97	.76	.65	.83	.51
Net realized and unrealized gain (loss)	22.50	.94	1.96	5.87	10.91
Total from investment operations	23.47	1.70	2.61	6.70	11.42
Distributions from net investment income	(.99)	(.63)	(.65)	(.94)	(.41)
Total distributions	(.99)	(.63)	(.65)	(.94)	(.41)
Net asset value, end of period	$65.49	$43.01	$41.94	$39.98	$34.22
Total Return D	55.20%	4.11%	6.57%	19.78%	49.71%
Ratios to Average Net Assets C,E,F
Expenses before reductions	.69%	.69%	.77%	.77%	.82%
Expenses net of fee waivers, if any	.69%	.69%	.76%	.77%	.81%
Expenses net of all reductions, if any	.69%	.69%	.76%	.77%	.81%
Net investment income (loss)	1.94%	1.66%	1.60%	2.21%	1.84%
Supplemental Data
Net assets, end of period (000 omitted)	$990,116	$571,855	$588,242	$812,429	$598,034
Portfolio turnover rate G	81%	68%	50%	74%	98%

AFor the year ended February 29.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
GAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Notes to Financial Statements

For the period ended February 28, 2026

1. Organization.
Fidelity Environment and Alternative Energy Fund and Fidelity Natural Resources Fund (the Funds) are non-diversified funds of Fidelity Select Portfolios (the Trust). Each Fund is authorized to issue an unlimited number of shares. Share transactions on the Statement of Changes in Net Assets may contain exchanges between affiliated funds. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Funds invest primarily in securities of companies whose principal business activities fall within specific industries. Fidelity Natural Resources Fund may also invest in certain precious metals.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
Each Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Each Fund operates as a single operating segment. Each Fund's income, expenses, assets, and performance are regularly monitored and assessed as a whole by the investment adviser and other individuals responsible for oversight functions of the Trust, using the information presented in the financial statements and financial highlights. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. Each Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of each Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated each Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, each Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages each Fund's fair valuation practices and maintains the fair valuation policies and procedures. Each Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

Each Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value each Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of February 28, 2026 is included at the end of each Fund's Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Funds' investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and for certain Funds include proceeds received from litigation. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Funds are informed of the ex-dividend date. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Funds represent a return of capital or capital gain. The Funds determine the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. Any withholding tax reclaims income is included in the Statement of Operations in dividends as applicable. Any receivables for withholding tax reclaims are included in the Statement of Assets and Liabilities in dividends receivable as applicable.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of February 28, 2026, each Fund did not have any unrecognized tax benefits in the financial statements; nor is each Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. Each Fund files a U.S. federal tax return, in addition to state and local tax returns as required. Each Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on each Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. In addition, the Funds claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, passive foreign investment companies (PFIC), redemptions in-kind, partnerships, deferred Trustee compensation, capital loss carryforwards and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows for each Fund:

	Tax cost ($)	Gross unrealized appreciation ($)	Gross unrealized depreciation ($)	Net unrealized appreciation (depreciation)($)
Fidelity Environment and Alternative Energy Fund	427,358,607	227,779,984	(7,689,318)	220,090,666
Fidelity Natural Resources Fund	693,347,696	370,039,802	(1,702,351)	368,337,451

The tax-based components of distributable earnings as of period end were as follows for each Fund:

	Undistributed ordinary income ($)	Undistributed long-term capital gain ($)	Capital loss carryforward ($)	Net unrealized appreciation (depreciation) on securities and other investments ($)
Fidelity Environment and Alternative Energy Fund	235,872	8,221,496	-	220,094,638
Fidelity Natural Resources Fund	3,567,919	-	(82,158,053)	368,338,691

Capital loss carryforwards are only available to offset future capital gains of the Funds to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of fiscal period end and is subject to adjustment.

	Short-term ($)	Long-term ($)	Total capital loss carryforward ($)

Fidelity Natural Resources Fund	(82,158,053)	-	(82,158,053)

The tax character of distributions paid was as follows:

February 28, 2026
	Ordinary Income ($)	Total ($)
Fidelity Environment and Alternative Energy Fund	2,200,962	2,200,962
Fidelity Natural Resources Fund	13,123,469	13,123,469

February 28, 2025
	Ordinary Income ($)	Total ($)
Fidelity Environment and Alternative Energy Fund	2,333,020	2,333,020
Fidelity Natural Resources Fund	8,429,039	8,429,039

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.
4. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Environment and Alternative Energy Fund	281,159,975	304,333,879
Fidelity Natural Resources Fund	646,651,561	532,613,009

Unaffiliated Redemptions In-Kind. Unaffiliated shareholders that redeemed shares in-kind for investments, including accrued interest and cash, if any, are shown in the table below. The total net realized gain or loss on investments delivered through in-kind redemptions is included in the "Net realized gain (loss) on: Redemptions in-kind" line in the accompanying Statement of Operations. The amount of the in-kind redemptions is included in share transactions in the accompanying Statement of Changes in Net Assets. There was no gain or loss for federal income tax purposes.

	Shares	Net realized gain or loss on Affiliated Issuers ($)	Net realized gain or loss on Unaffiliated Issuers ($)	Total net realized gain or loss on Investments ($)	Total Proceeds ($)
Fidelity Environment and Alternative Energy Fund	634,728	-	13,639,515	13,639,515	25,750,900
5. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Funds with investment management related services for which each Fund pays a monthly management fee.

Any reference to "class" in this note shall mean each "Fund" as each Fund currently offers only one class of shares. Each Fund's management contract incorporates a management fee rate that may vary by class. The investment adviser or an affiliate pays certain expenses of managing and operating each Fund out of each class's management fee. Each class of each Fund pays a management fee to the investment adviser. The management fee is calculated and paid to the investment adviser every month. When determining a class's management fee, a mandate rate is calculated based on the monthly average net assets of a group of funds advised by FMR within a designated asset class. A discount rate is subtracted from the mandate rate once each Fund's monthly average net assets reach a certain level. The mandate rate and discount rate may vary by class. The annual management fee rate for a class of shares of each Fund is the lesser of (1) the class's mandate rate reduced by the class's discount rate (if applicable) or (2) the amount set forth in the following table.

Maximum Management Fee Rate %
Fidelity Environment and Alternative Energy Fund	.72
Fidelity Natural Resources Fund	.71

One-twelfth of the management fee rate for a class is applied to the average net assets of the class for the month, giving a dollar amount which is the management fee for the class for that month. A different management fee rate may be applicable to each class of each Fund. The difference between classes is the result of separate arrangements for class-level services and/or waivers of certain expenses. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of each Fund's assets, which do not vary by class. For the reporting period, the total annualized management fee rates were as follows:

Total Management Fee Rate %
Fidelity Environment and Alternative Energy Fund	.66
Fidelity Natural Resources Fund	.66

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan) for certain Funds, certain independent Trustees have elected to defer receipt of a portion of their annual compensation. Deferred amounts are invested in affiliated mutual funds, are marked-to-market and remain in a fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees presented below are included in the accompanying Statement of Assets and Liabilities in other receivables and other payables and accrued expenses, as applicable.

Fidelity Natural Resources Fund	129,335

Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount ($)
Fidelity Environment and Alternative Energy Fund	7,691
Fidelity Natural Resources Fund	20,119

Interfund Lending Program. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), each Fund, along with other registered investment companies having management contracts with Fidelity Management & Research Company LLC (FMR), or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing each Fund to borrow from, or lend money to, other participating affiliated funds at rates that are beneficial to both the borrowing and lending fund. Borrowings under the program are generally for temporary or emergency purposes, including meeting fund shareholder redemptions. The interfund loan rate is determined, as specified in the Exemptive Order, by averaging, (1) the higher of the overnight time deposit rate and the current overnight repurchase agreement rate, and (2) a benchmark rate representing the lowest bank loan rate available to the funds. At period end, Fidelity Environment and Alternative Energy Fund had no interfund loans outstanding. Activity in this program during the period for which loans were outstanding was as follows:

	Borrower or Lender	Average Loan Balance ($)	Weighted Average Interest Rate	Interest Expense ($)
Fidelity Natural Resources Fund	Borrower	21,660,000	4.12%	4,961

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board of Trustees. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. Interfund trades during the period are noted in the table below.

	Purchases ($)	Sales ($)	Realized Gain (Loss) ($)
Fidelity Environment and Alternative Energy Fund	26,667,887	40,312,799	12,803,451
Fidelity Natural Resources Fund	19,601,189	29,329,629	6,482,562
6. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes.

Commitment fees are charged based on the unused amount of the line of credit at an annual rate of .10%, and then allocated to each participating fund based on its pro-rata portion of the line of credit. The commitment fees are reflected in Miscellaneous expenses on the Statement of Operations, and are listed below.

Interest is charged to a participating fund based on its borrowings at an annual rate of .75% plus the highest of (i) daily SOFR plus a .10% spread adjustment, (ii) Federal Funds Effective Rate, or (iii) Overnight Bank Funding Rate. During the period, there were no borrowings on this line of credit.

The line of credit agreement will expire in March 2027 unless extended or renewed.

Amount ($)
Fidelity Environment and Alternative Energy Fund	721
Fidelity Natural Resources Fund	792

Effective March 24, 2026 the .10% spread adjustment on the SOFR benchmark was removed.

7. Security Lending.
Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, the borrowers provide collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the fair value of the loaned securities during the period of the loan. The fair value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned or gaining access to non-cash collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral less rebates paid to borrowers, plus any premium income received, or for non-cash collateral, fees received from borrowers as compensation for the securities loaned. Securities lending income is reduced by any lending agent fees associated with the loan. Any security lending income earned on investing cash collateral is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Any security lending income earned on non-cash collateral is presented in the Statement of Operations in security lending. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS ($)	Security Lending Income From Securities Loaned to NFS ($)	Value of Securities Loaned to NFS at Period End ($)
Fidelity Environment and Alternative Energy Fund	2,095	32	-
Fidelity Natural Resources Fund	13,673	-	-
8. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.
9. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as public health emergencies, military conflicts, terrorism, government restrictions, political changes, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.

Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Fidelity Select Portfolios and Shareholders of Fidelity Environment and Alternative Energy Fund and Fidelity Natural Resources Fund

Opinions on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of Fidelity Environment and Alternative Energy Fund and Fidelity Natural Resources Fund (two of the funds constituting Fidelity Select Portfolios, hereafter collectively referred to as the "Funds") as of February 28, 2026, the related statements of operations for the year ended February 28, 2026, the statements of changes in net assets for each of the two years in the period ended February 28, 2026, including the related notes, and the financial highlights for each of the five years in the period ended February 28, 2026 (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of February 28, 2026, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended February 28, 2026 and each of the financial highlights for each of the five years in the period ended February 28, 2026 in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinions

These financial statements are the responsibility of the Funds' management. Our responsibility is to express an opinion on the Funds' financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of February 28, 2026 by correspondence with the custodian, issuers of privately offered securities and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.

/s/ PricewaterhouseCoopers LLP
Boston, Massachusetts
April 10, 2026

We have served as the auditor of one or more investment companies in the Fidelity group of funds since 1932.

Distributions
 (Unaudited)
The dividend and capital gains distributions for the fund(s) are available on Fidelity.com or Institutional.Fidelity.com.

The funds hereby designate as capital gain dividend the amounts noted below for the taxable year ended February 28, 2026, or, if subsequently determined to be different, the net capital gain of such year.

Fidelity Environment and Alternative Energy Fund	$9,333,889
A percentage of the dividends distributed during the fiscal year for the following funds qualify for the dividends-received deduction for corporate shareholders:

Fidelity Environment and Alternative Energy Fund
December 2025	100%
Fidelity Natural Resources Fund
April 2025	99%
December 2025	55%

A percentage of the dividends distributed during the fiscal year for the following funds may be taken into account as a dividend for purposes of the maximum rate under section 1(h)(11) of the Internal Revenue Code.

Fidelity Environment and Alternative Energy Fund
December 2025	100%
Fidelity Natural Resources Fund
April 2025	99.85%
December 2025	94.12%

The funds hereby designate the amounts noted below as distributions paid during the fiscal year ended 2026 as qualifying to be taxed as section 163(j) interest dividends:

Fidelity Natural Resources Fund	$110,912

The amounts per share which represent income derived from sources within, and taxes paid to, foreign countries or possessions of the United States are as follows:

	Pay Date	Income	Taxes
Fidelity Natural Resources Fund	04/14/25	$0.0491	$0.0387

The funds will notify shareholders in the first quarter of 2027 of amounts for use in preparing 2026 income tax returns.
Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 9: Proxy Disclosures for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
(Unaudited)
Note: This information is disclosed as part of the financial statements for each Fund as part of Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies.
Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract
(Unaudited)
Note: This is not applicable for any fund included in this document.

1.9901475.104
EAE-NRF-ANN-0426

Item 8.

Changes in and Disagreements with Accountants for Open-End Management Investment Companies

See Item 7.

Item 9.

Proxy Disclosures for Open-End Management Investment Companies

See Item 7.

Item 10.

Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies

See Item 7.

Item 11.

Statement Regarding Basis for Approval of Investment Advisory Contract

See Item 7.

Item 12.

Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 13.

Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 14.

Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 15.

Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the trust’s Board of Trustees.

Item 16.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the trust’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the trust’s internal control over financial reporting.

Item 17.

Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable.

Item 18.

Recovery of Erroneously Awarded Compensation

(a)

Not applicable.

(b)

Not applicable.

Item 19.

Exhibits

(a)	(1)	Code of Ethics pursuant to Item 2 of Form N-CSR is filed and attached hereto as EX-99.CODE ETH.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Select Portfolios

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer (Principal Executive Officer)

Date:	April 22, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer (Principal Executive Officer)

Date:	April 22, 2026

By:	/s/Stephanie Caron
Stephanie Caron
Chief Financial Officer (Principal Financial Officer)

Date:	April 22, 2026